SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Apparel — 1.3%
NIKE, Inc., Class B	188,856	$ 17,423,855
On Holding AG, Class A†	143,040	4,541,520
		21,965,375
Auto Manufacturers — 0.8%
Ferrari NV	34,564	14,368,255
Beverages — 3.4%
Celsius Holdings, Inc.†	87,410	6,229,711
Monster Beverage Corp.†	966,408	51,654,507
		57,884,218
Biotechnology — 3.3%
Genmab A/S ADR†	320,821	8,883,534
Vertex Pharmaceuticals, Inc.†	121,252	47,628,998
		56,512,532
Building Materials — 0.5%
Trex Co., Inc.†	102,850	9,107,367
Chemicals — 1.4%
Sherwin-Williams Co.	78,404	23,490,622
Commercial Services — 0.8%
Verisk Analytics, Inc.	65,848	14,352,230
Computers — 2.2%
Crowdstrike Holdings, Inc., Class A†	48,280	14,123,831
EPAM Systems, Inc.†	25,673	6,039,830
Fortinet, Inc.†	275,733	17,420,811
		37,584,472
Distribution/Wholesale — 2.5%
Copart, Inc.†	788,052	42,799,104
Diversified Financial Services — 4.4%
Visa, Inc., Class A	284,521	76,425,186
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	62,800	10,968,648
Electronics — 1.1%
Amphenol Corp., Class A	67,092	8,102,701
Mettler-Toledo International, Inc.†	8,846	10,877,926
		18,980,627
Healthcare-Products — 6.9%
ABIOMED, Inc. CVR†(1)	29,276	43,475
Align Technology, Inc.†	32,678	9,227,614
Edwards Lifesciences Corp.†	285,689	24,189,288
IDEXX Laboratories, Inc.†	59,162	29,152,667
Intuitive Surgical, Inc.†	123,560	45,793,807
Waters Corp.†	34,228	10,577,821
		118,984,672
Healthcare-Services — 3.0%
UnitedHealth Group, Inc.	108,405	52,435,498
Internet — 19.2%
Alphabet, Inc., Class C†	589,790	97,103,025
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.†	637,524	$ 111,566,700
Meta Platforms, Inc., Class A	192,281	82,713,518
Netflix, Inc.†	71,270	39,244,113
		330,627,356
Machinery-Diversified — 1.4%
Otis Worldwide Corp.	270,204	24,642,605
Pharmaceuticals — 4.6%
Eli Lilly & Co.	63,183	49,352,241
Zoetis, Inc.	191,153	30,439,204
		79,791,445
Retail — 9.0%
Chipotle Mexican Grill, Inc.†	8,727	27,573,829
Costco Wholesale Corp.	71,312	51,551,445
Home Depot, Inc.	98,212	32,824,415
Lululemon Athletica, Inc.†	71,840	25,905,504
Tractor Supply Co.	62,975	17,197,213
		155,052,406
Semiconductors — 13.4%
ASML Holding NV	14,712	12,835,779
Broadcom, Inc.	12,178	15,834,688
Entegris, Inc.	58,855	7,823,007
NVIDIA Corp.	149,554	129,217,647
QUALCOMM, Inc.	254,798	42,258,248
Texas Instruments, Inc.	137,130	24,192,474
		232,161,843
Software — 15.4%
Adobe, Inc.†	47,384	21,930,737
Cadence Design Systems, Inc.†	50,383	13,887,066
Manhattan Associates, Inc.†	51,191	10,548,418
Microsoft Corp.	411,863	160,350,622
Roper Technologies, Inc.	8,466	4,330,020
ServiceNow, Inc.†	20,700	14,351,931
Synopsys, Inc.†	23,865	12,662,530
Veeva Systems, Inc., Class A†	136,555	27,114,361
		265,175,685
Telecommunications — 3.5%
Arista Networks, Inc.†	145,041	37,211,719
Motorola Solutions, Inc.	67,553	22,910,600
		60,122,319
TOTAL INVESTMENTS (cost $1,122,908,415)	98.7%	1,703,432,465
Other assets less liabilities	1.3	22,528,549
NET ASSETS	100.0%	$1,725,961,014
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
CVR—Contingent Value Rights

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Healthcare-Products	$118,941,197	$—	$43,475	$118,984,672
Other Industries	1,584,447,793	—	—	1,584,447,793
Total Investments at Value	$1,703,388,990	$—	$43,475	$1,703,432,465
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Airlines — 1.0%
Alaska Air Group, Inc.†	118,290	$ 5,088,836
Apparel — 4.0%
PVH Corp.	73,389	7,984,723
Ralph Lauren Corp.	37,513	6,138,627
Tapestry, Inc.	138,675	5,535,906
		19,659,256
Auto Parts & Equipment — 2.4%
Adient PLC†	184,190	5,501,755
BorgWarner, Inc.	194,829	6,384,547
		11,886,302
Banks — 11.4%
BankUnited, Inc.	114,486	3,060,211
Comerica, Inc.	120,177	6,029,280
First BanCorp/Puerto Rico	364,926	6,294,974
First Citizens BancShares, Inc., Class A	4,644	7,833,313
First Hawaiian, Inc.	279,002	5,884,152
Texas Capital Bancshares, Inc.†	83,090	4,769,366
Walker & Dunlop, Inc.	59,258	5,429,811
Webster Financial Corp.	103,194	4,522,993
Wintrust Financial Corp.	63,660	6,152,102
Zions Bancorp NA	129,922	5,298,219
		55,274,421
Building Materials — 1.4%
Builders FirstSource, Inc.†	37,716	6,895,239
Chemicals — 2.3%
Avient Corp.	130,020	5,515,448
Element Solutions, Inc.	241,221	5,579,442
		11,094,890
Commercial Services — 6.5%
ABM Industries, Inc.	97,891	4,277,837
ADT, Inc.	886,158	5,760,027
AMN Healthcare Services, Inc.†	69,090	4,144,018
Herc Holdings, Inc.	38,640	5,526,679
Korn Ferry	23,824	1,446,593
Robert Half, Inc.	82,753	5,721,543
WillScot Mobile Mini Holdings Corp.†	132,480	4,896,461
		31,773,158
Computers — 1.7%
Lumentum Holdings, Inc.†	101,780	4,453,893
WNS Holdings, Ltd.†	86,636	3,630,915
		8,084,808
Diversified Financial Services — 4.4%
Cboe Global Markets, Inc.	38,450	6,965,217
Invesco, Ltd.	317,060	4,492,740
Moelis & Co., Class A	74,953	3,678,693
Stifel Financial Corp.	75,918	6,067,367
		21,204,017
Electric — 2.8%
CenterPoint Energy, Inc.	129,630	3,777,418
IDACORP, Inc.	47,099	4,464,043
Portland General Electric Co.	125,080	5,407,209
		13,648,670
Electrical Components & Equipment — 1.0%
Belden, Inc.	60,436	4,911,634
Security Description	Shares or Principal Amount	Value

Electronics — 1.7%
Avnet, Inc.	91,676	$ 4,480,206
Sensata Technologies Holding PLC	104,850	4,016,804
		8,497,010
Engineering & Construction — 4.1%
Dycom Industries, Inc.†	47,651	6,672,093
Fluor Corp.†	155,945	6,289,262
MasTec, Inc.†	79,802	7,077,639
		20,038,994
Environmental Control — 1.2%
Stericycle, Inc.†	134,572	6,019,406
Food — 2.3%
Lamb Weston Holdings, Inc.	61,170	5,097,908
Nomad Foods, Ltd.	344,419	6,220,207
		11,318,115
Hand/Machine Tools — 1.2%
Regal Rexnord Corp.	36,124	5,829,330
Healthcare-Products — 2.0%
Avantor, Inc.†	221,145	5,358,343
Integra LifeSciences Holdings Corp.†	141,394	4,124,463
		9,482,806
Healthcare-Services — 2.5%
Acadia Healthcare Co., Inc.†	46,602	3,445,752
Fortrea Holdings, Inc.†	156,876	5,740,093
Pediatrix Medical Group, Inc. †	322,692	2,862,278
		12,048,123
Home Builders — 2.6%
PulteGroup, Inc.	66,119	7,366,979
Taylor Morrison Home Corp.†	94,371	5,285,720
		12,652,699
Home Furnishings — 1.1%
MillerKnoll, Inc.	205,369	5,222,534
Insurance — 3.3%
American Financial Group, Inc.	39,598	5,058,644
Everest Group, Ltd.	11,546	4,230,570
Hanover Insurance Group, Inc.	26,680	3,463,598
Kemper Corp.	55,075	3,211,423
		15,964,235
Internet — 2.1%
Criteo SA ADR†	157,029	5,502,296
Gen Digital, Inc.	235,195	4,736,827
		10,239,123
Iron/Steel — 1.7%
ATI, Inc.†	134,265	8,015,620
Leisure Time — 1.2%
Brunswick Corp.	73,520	5,928,653
Machinery-Construction & Mining — 1.3%
Oshkosh Corp.	54,380	6,105,243
Machinery-Diversified — 2.8%
Gates Industrial Corp. PLC†	377,340	6,648,731
Middleby Corp.†	48,302	6,712,529
		13,361,260
Media — 1.5%
Nexstar Media Group, Inc.	44,609	7,140,116

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.5%
Cameco Corp.	161,254	$ 7,358,020
Oil & Gas — 3.0%
HF Sinclair Corp.	64,644	3,506,937
Magnolia Oil & Gas Corp., Class A	259,173	6,497,467
Northern Oil & Gas, Inc.	109,871	4,481,638
		14,486,042
Oil & Gas Services — 1.1%
ChampionX Corp.	153,290	5,145,945
Packaging & Containers — 0.8%
Berry Global Group, Inc.	67,630	3,830,563
Real Estate — 1.4%
Jones Lang LaSalle, Inc.†	38,720	6,996,704
REITS — 4.1%
Broadstone Net Lease, Inc.	191,040	2,781,543
CubeSmart	70,648	2,857,005
First Industrial Realty Trust, Inc.	83,647	3,799,247
Ryman Hospitality Properties, Inc.	45,644	4,814,529
STAG Industrial, Inc.	164,965	5,673,146
		19,925,470
Retail — 5.9%
AutoNation, Inc.†	41,700	6,719,955
Bath & Body Works, Inc.	155,610	7,067,806
Dick's Sporting Goods, Inc.	38,600	7,756,284
Dine Brands Global, Inc.	76,447	3,371,313
Williams-Sonoma, Inc.	12,648	3,627,193
		28,542,551
Security Description	Shares or Principal Amount	Value

Semiconductors — 3.2%
Amkor Technology, Inc.	168,490	$ 5,450,651
FormFactor, Inc.†	120,050	5,353,030
Synaptics, Inc.†	54,751	4,925,400
		15,729,081
Software — 2.2%
ACI Worldwide, Inc.†	147,614	5,033,637
CommVault Systems, Inc.†	52,819	5,412,363
		10,446,000
Telecommunications — 0.9%
Calix, Inc.†	150,257	4,166,627
Transportation — 3.2%
ArcBest Corp.	51,981	5,765,213
International Seaways, Inc.	79,518	4,396,550
Star Bulk Carriers Corp.	216,542	5,266,301
		15,428,064
TOTAL INVESTMENTS (cost $449,872,634)	98.8%	479,439,565
Other assets less liabilities	1.2	5,942,538
NET ASSETS	100.0%	$485,382,103
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$479,439,565	$—	$—	$479,439,565
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES — 14.0%
Investment Companies — 14.0%
iShares U.S. Fixed Income Balanced Risk Systematic ETF(1) (cost $15,826,821)	162,801	$13,794,096
UNAFFILIATED INVESTMENT COMPANIES — 85.9%
iShares Core U.S. Aggregate Bond ETF	172,472	16,424,509
iShares MSCI EAFE Min Vol Factor ETF	12,194	845,288
iShares MSCI EAFE Small-Cap ETF	42,043	2,571,770
iShares MSCI International Momentum Factor ETF	203,901	7,674,834
iShares MSCI International Quality Factor ETF	206,922	7,840,275
iShares MSCI International Value Factor ETF	60,792	1,691,233
iShares MSCI USA Min Vol Factor ETF	33,156	2,667,400
iShares MSCI USA Momentum Factor ETF	90,280	15,989,491
iShares MSCI USA Quality Factor ETF	124,748	19,580,446
iShares MSCI USA Size Factor ETF	45,197	6,089,749
iShares MSCI USA Value Factor ETF	32,124	3,242,918
Total Unaffiliated Investment Companies (cost $78,193,726)		84,617,913
Total Long-Term Investment Securities (cost $94,020,547)		98,412,009
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional Treasury Money Market Fund, Premier Class 5.23%(2) (cost $184,767)	$184,766	$ 184,766
TOTAL INVESTMENTS (cost $94,205,314)	100.1%	98,596,775
Other assets less liabilities	(0.1)	(105,969)
NET ASSETS	100.0%	$98,490,806
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The rate shown is the 7-day yield as of April 30, 2024.
ETF—Exchange Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$13,794,096	$—	$—	$13,794,096
Unaffiliated Investment Companies	84,617,913	—	—	84,617,913
Short-Term Investments	184,766	—	—	184,766
Total Investments at Value	$98,596,775	$—	$—	$98,596,775
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 45.6%
Australia — 1.0%
AGL Energy, Ltd.	24,421	$ 148,303
Ampol, Ltd.	591	13,987
Aristocrat Leisure, Ltd.	7,170	183,682
BHP Group, Ltd.	52,987	1,461,129
BlueScope Steel, Ltd.	1,168	17,230
Brambles, Ltd.	20,812	195,465
Charter Hall Group	1,864	14,339
Cochlear, Ltd.	1,212	252,950
Commonwealth Bank of Australia	4,284	316,099
Computershare, Ltd.	541	9,508
CSL, Ltd.	4,130	738,257
Flight Centre Travel Group, Ltd.	2,738	37,355
Fortescue, Ltd.	32,178	536,631
GPT Group	6,368	17,279
Insurance Australia Group, Ltd.	7,028	29,175
Macquarie Group, Ltd.	4,929	591,597
Medibank Private, Ltd.	58,461	134,165
National Australia Bank, Ltd.	20,812	453,249
Northern Star Resources, Ltd.	22,620	215,988
Origin Energy, Ltd.	1,723	10,830
QBE Insurance Group, Ltd.	14,610	167,563
REA Group, Ltd.	165	18,994
Rio Tinto, Ltd.	3,103	259,979
Scentre Group	59,174	120,904
Sonic Healthcare, Ltd.	607	10,488
South32, Ltd.	48,073	111,742
Stockland	34,942	100,012
Wesfarmers, Ltd.	3,798	163,818
Westpac Banking Corp.	4,482	75,003
Woodside Energy Group, Ltd.	8,346	150,364
Woolworths Group, Ltd.	6,815	140,050
Worley, Ltd.	1,274	12,295
		6,708,430
Austria — 0.0%
BAWAG Group AG*	2,146	128,302
Erste Group Bank AG	252	11,738
OMV AG	3,332	158,753
		298,793
Belgium — 0.0%
Ageas SA	605	27,780
Groupe Bruxelles Lambert NV	2,060	152,727
Sofina SA	365	85,256
		265,763
Bermuda — 0.1%
Aegon, Ltd.	44,040	274,124
Arch Capital Group, Ltd.†	4,615	431,687
CK Infrastructure Holdings, Ltd.	5,500	31,147
Invesco, Ltd.	5,165	73,188
Jardine Matheson Holdings, Ltd.	2,100	80,280
Liberty Global, Ltd., Class C†	2,212	36,210
		926,636
Canada — 0.0%
Waste Connections, Inc.	854	138,425
Cayman Islands — 0.1%
Budweiser Brewing Co. APAC, Ltd.*	16,500	23,245
CK Asset Holdings, Ltd.	33,500	142,989
CK Hutchison Holdings, Ltd.	15,500	75,332
Grab Holdings, Ltd., Class A†	50,120	175,420
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Sands China, Ltd.†	26,000	$ 61,596
Wharf Real Estate Investment Co., Ltd.	23,000	71,465
		550,047
Curacao — 0.2%
Schlumberger NV	22,230	1,055,480
Denmark — 0.9%
AP Moller-Maersk A/S, Series B	32	46,445
DSV A/S	2,719	387,038
Genmab A/S†	1,098	304,258
Novo Nordisk A/S, Class B	37,828	4,861,483
Novonesis (Novozymes), Class B	3,468	192,482
Pandora A/S	118	17,961
ROCKWOOL A/S, Class B	25	8,165
Svitzer A/S†	64	2,151
Vestas Wind Systems A/S†	1,582	42,421
		5,862,404
Finland — 0.1%
Kone Oyj, Class B	4,932	240,335
Nokia Oyj	8,668	31,540
Nordea Bank Abp	6,469	75,772
Sampo Oyj, Class A	1,275	51,603
Wartsila OYJ Abp	1,103	20,290
		419,540
France — 2.0%
Aeroports de Paris SA	570	72,160
Air Liquide SA	3,030	593,194
Alstom SA	585	9,246
Amundi SA*	2,776	193,005
Arkema SA	475	49,009
AXA SA	19,884	684,644
BNP Paribas SA	1,475	105,484
Bouygues SA	525	19,342
Bureau Veritas SA	7,967	231,219
Capgemini SE	130	27,312
Carrefour SA	12,768	215,068
Cie de Saint-Gobain SA	429	33,831
Cie Generale des Etablissements Michelin SCA	558	21,440
Credit Agricole SA	33,661	520,082
Danone SA	15,958	997,924
Dassault Aviation SA	157	33,619
Dassault Systemes SE	3,489	136,650
Edenred SE	341	16,160
Eiffage SA	3,900	416,238
Engie SA	44,986	781,220
EssilorLuxottica SA	367	78,485
Forvia SE†	1,073	17,094
Gecina SA	1,337	136,308
Getlink SE	4,388	74,630
Hermes International SCA	638	1,533,821
Ipsen SA	106	12,893
Legrand SA	5,004	514,357
L'Oreal SA	399	186,383
LVMH Moet Hennessy Louis Vuitton SE	1,706	1,373,290
Pernod Ricard SA	2,149	324,511
Publicis Groupe SA	633	69,961
Rexel SA	11,784	304,858
Safran SA	433	93,629
Sanofi SA	6,602	650,934
Sartorius Stedim Biotech	63	13,605
Schneider Electric SE	5,600	1,275,366

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Societe Generale SA	4,047	$ 108,771
SPIE SA	3	109
Thales SA	388	65,259
TotalEnergies SE	2,785	202,282
Ubisoft Entertainment SA†	4,315	98,583
Valeo SE	13,524	171,539
Veolia Environnement SA	13,006	404,260
Vinci SA	4,685	548,331
Vivendi SE	1,713	17,453
Worldline SA*†	1,900	19,671
		13,453,230
Germany — 1.8%
adidas AG	1,678	404,869
Allianz SE	1,088	308,997
Bayer AG	6,995	204,071
Bayerische Motoren Werke AG	9,214	1,005,144
Bayerische Motoren Werke AG (Preference Shares)	206	21,157
BioNTech SE ADR†	1,377	122,305
Brenntag SE	205	16,375
Commerzbank AG	18,442	274,132
Continental AG	1,656	107,474
Deutsche Lufthansa AG†	25,404	181,600
Deutsche Pfandbriefbank AG*	6	28
Deutsche Telekom AG	58,873	1,347,428
E.ON SE	36,940	487,859
Evonik Industries AG	10,777	224,767
Fresenius SE & Co. KGaA	2,336	69,690
GEA Group AG	3,706	149,880
Heidelberg Materials AG	2,131	215,102
Henkel AG & Co. KGaA	527	37,747
Henkel AG & Co. KGaA (Preference Shares)	433	34,394
HUGO BOSS AG	1,194	64,207
Jenoptik AG	2	54
K+S AG	7,674	114,795
Knorr-Bremse AG	496	36,790
LEG Immobilien SE†	1,022	87,114
Mercedes-Benz Group AG	10,721	810,052
MTU Aero Engines AG	37	8,945
Muenchener Rueckversicherungs-Gesellschaft AG	244	107,230
Nemetschek SE	595	53,028
Porsche Automobil Holding SE (Preference Shares)	1,133	57,937
Rheinmetall AG	136	75,031
RWE AG	20,091	698,093
SAP SE	8,555	1,548,962
Scout24 SE*	1,829	134,844
Siemens AG	12,837	2,408,036
thyssenkrupp AG	20,832	104,515
Volkswagen AG	252	35,698
Volkswagen AG (Preference Shares)	6,626	813,823
Zalando SE*†	6,454	169,470
		12,541,643
Hong Kong — 0.4%
AIA Group, Ltd.	208,019	1,525,401
BOC Hong Kong Holdings, Ltd.	109,000	334,095
Galaxy Entertainment Group, Ltd.	36,000	161,786
Hang Seng Bank, Ltd.	4,800	63,494
Hong Kong Exchanges & Clearing, Ltd.	1,504	47,778
Power Assets Holdings, Ltd.	4,500	25,801
Sino Land Co., Ltd.	14,000	14,999
Swire Pacific, Ltd., Class A	11,819	100,401
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Swire Properties, Ltd.	62,200	$ 128,993
Techtronic Industries Co., Ltd.	2,000	27,804
		2,430,552
Ireland — 0.8%
Accenture PLC, Class A	143	43,030
AIB Group PLC	14,023	72,434
Alkermes PLC†	4,064	99,731
Aon PLC, Class A	4,234	1,194,030
Bank of Ireland Group PLC	891	9,497
CRH PLC	7,842	606,278
Eaton Corp. PLC	1,328	422,649
Flutter Entertainment PLC†	153	28,249
James Hardie Industries CDI†	16,975	587,041
Kerry Group PLC, Class A	1,041	89,754
Kingspan Group PLC	2,115	187,695
Linde PLC	488	215,188
Medtronic PLC	17,614	1,413,347
Pentair PLC	105	8,304
Trane Technologies PLC	1,294	410,638
		5,387,865
Israel — 0.2%
Bank Hapoalim BM	2,350	21,215
Bank Leumi Le-Israel BM	1,799	14,044
Check Point Software Technologies, Ltd.†	2,266	338,586
CyberArk Software, Ltd.†	1,179	282,076
Elbit Systems, Ltd.	49	9,991
Nice, Ltd.†	689	153,893
Tower Semiconductor, Ltd.†	4,366	143,510
Wix.com, Ltd.†	4,365	518,868
		1,482,183
Italy — 0.6%
A2A SpA	8,510	16,763
Assicurazioni Generali SpA	6,611	161,312
Banca Monte dei Paschi di Siena SpA†	14,379	69,604
Banco BPM SpA	12,136	79,860
Enel SpA	145,674	959,399
Eni SpA	11,085	177,965
FinecoBank Banca Fineco SpA	3,099	47,482
Intesa Sanpaolo SpA	106,503	399,625
Leonardo SpA	5,924	136,415
Mediobanca Banca di Credito Finanziario SpA	19,709	280,274
Moncler SpA	2,053	140,126
Nexi SpA*†	1,567	9,133
Recordati Industria Chimica e Farmaceutica SpA	490	26,039
Saipem SpA†	44,384	101,532
Snam SpA	18,644	85,599
Telecom Italia SpA†	116,174	27,518
Terna - Rete Elettrica Nazionale	2,556	20,365
UniCredit SpA	29,423	1,082,445
		3,821,456
Japan — 4.9%
Advantest Corp.	800	24,591
Aeon Co., Ltd.	6,300	131,683
Amada Co., Ltd.	19,000	207,119
ANA Holdings, Inc.	14,700	278,934
Asahi Kasei Corp.	30,100	209,911
Astellas Pharma, Inc.	40,400	387,928
Canon, Inc.	7,300	197,541
Central Japan Railway Co.	29,800	682,418
Daifuku Co., Ltd.	5,000	102,580

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	31,000	$ 1,050,816
Daikin Industries, Ltd.	600	81,431
Daito Trust Construction Co., Ltd.	1,300	139,320
Daiwa House Industry Co., Ltd.	9,300	260,888
Denso Corp.	21,000	356,969
Disco Corp.	600	169,933
East Japan Railway Co.	600	11,058
ENEOS Holdings, Inc.	26,900	123,871
FANUC Corp.	1,400	40,973
Fast Retailing Co., Ltd.	1,200	313,617
Fujitsu, Ltd.	5,000	76,853
GMO Payment Gateway, Inc.	2,100	95,765
Hankyu Hanshin Holdings, Inc.	1,800	47,170
Hikari Tsushin, Inc.	100	16,235
Hitachi Construction Machinery Co., Ltd.	200	5,719
Hitachi, Ltd.	10,200	939,232
Honda Motor Co., Ltd.	100,205	1,139,557
Hoya Corp.	800	92,950
Hulic Co., Ltd.	5,000	46,179
Idemitsu Kosan Co., Ltd.	2,300	15,626
ITOCHU Corp.	15,500	693,097
J Front Retailing Co., Ltd.	2,500	21,755
Japan Post Holdings Co., Ltd.	63,800	610,480
JGC Holdings Corp.	7,500	72,168
Kajima Corp.	1,100	20,986
Kakaku.com, Inc.	3,000	34,732
Kansai Electric Power Co., Inc.	3,900	58,388
KDDI Corp.	9,116	253,625
Keyence Corp.	700	310,069
Kirin Holdings Co., Ltd.	12,800	186,497
Koito Manufacturing Co., Ltd.	11,700	157,578
Komatsu, Ltd.	25,100	751,142
Kose Corp.	900	46,567
Kubota Corp.	4,400	70,676
Kurita Water Industries, Ltd.	1,100	43,569
Kyowa Kirin Co., Ltd.	7,900	132,712
Lasertec Corp.	100	23,607
LY Corp.	4,100	9,945
M3, Inc.	1,800	18,999
Makita Corp.	5,300	152,897
Marubeni Corp.	13,800	247,003
Mazda Motor Corp.	1,000	11,333
MEIJI Holdings Co., Ltd.	500	11,183
Mitsubishi Chemical Group Corp.	12,000	69,869
Mitsubishi Corp.	32,600	744,657
Mitsubishi Electric Corp.	27,300	477,023
Mitsubishi Estate Co., Ltd.	26,900	493,887
Mitsubishi UFJ Financial Group, Inc.	178,400	1,775,702
Mitsui & Co., Ltd.	17,900	862,647
Mitsui Fudosan Co., Ltd.	83,700	850,927
Mizuho Financial Group, Inc.	44,970	867,141
MonotaRO Co., Ltd.	4,300	52,071
MS&AD Insurance Group Holdings, Inc.	1,300	23,314
Murata Manufacturing Co., Ltd.	3,000	54,588
Nexon Co., Ltd.	1,300	20,407
NIDEC Corp.	15,700	736,884
Nikon Corp.	15,300	158,243
Nintendo Co., Ltd.	11,810	575,528
Nippon Paint Holdings Co., Ltd.	6,000	38,475
Nippon Steel Corp.	14,200	317,707
Nippon Telegraph & Telephone Corp.	369,800	399,637
Nissan Motor Co., Ltd.	19,800	71,823
Security Description	Shares or Principal Amount	Value

Japan (continued)
Nisshin Seifun Group, Inc.	1,800	$ 23,429
Nissin Foods Holdings Co., Ltd.	2,300	61,356
Nitto Denko Corp.	2,786	229,746
Nomura Holdings, Inc.	12,000	68,406
Nomura Real Estate Holdings, Inc.	1,000	27,986
Nomura Research Institute, Ltd.	8,500	205,742
Obayashi Corp.	3,200	35,631
Obic Co., Ltd.	1,700	219,204
Omron Corp.	2,800	96,391
Ono Pharmaceutical Co., Ltd.	10,600	152,854
Oracle Corp. Japan	300	22,563
Oriental Land Co., Ltd.	14,300	394,211
ORIX Corp.	4,300	88,087
Otsuka Corp.	4,700	93,430
Otsuka Holdings Co., Ltd.	7,700	328,389
Pan Pacific International Holdings Corp.	11,200	265,244
Panasonic Holdings Corp.	53,700	467,798
Park24 Co., Ltd.†	1,700	18,303
Recruit Holdings Co., Ltd.	26,100	1,134,345
Renesas Electronics Corp.	2,200	36,250
Ricoh Co., Ltd.	7,900	68,552
Santen Pharmaceutical Co., Ltd.	3,600	34,746
SBI Holdings, Inc.	600	14,588
SCREEN Holdings Co., Ltd.	200	20,751
SCSK Corp.	1,500	27,249
Sekisui Chemical Co., Ltd.	800	11,638
Sekisui House, Ltd.	6,200	142,089
Shimadzu Corp.	4,800	130,583
Shimizu Corp.	2,700	16,755
Shin-Etsu Chemical Co., Ltd.	8,800	343,126
Shionogi & Co., Ltd.	3,600	168,261
Skylark Holdings Co., Ltd.	6,400	91,005
SoftBank Corp.	21,100	255,608
SoftBank Group Corp.	7,500	370,280
Sompo Holdings, Inc.	500	9,843
Sony Group Corp.	200	16,520
Subaru Corp.	19,700	438,786
Sumitomo Chemical Co., Ltd.	40,800	86,620
Sumitomo Corp.	31,600	828,766
Sumitomo Electric Industries, Ltd.	2,500	38,541
Sumitomo Metal Mining Co., Ltd.	500	16,861
Sumitomo Mitsui Financial Group, Inc.	28,900	1,640,559
Sumitomo Mitsui Trust Holdings, Inc.	8,500	178,676
Sumitomo Realty & Development Co., Ltd.	2,300	79,929
Suntory Beverage & Food, Ltd.	3,900	126,763
Suzuki Motor Corp.	8,000	93,070
Sysmex Corp.	2,100	33,733
Terumo Corp.	25,800	440,238
TIS, Inc.	800	17,073
Toho Co., Ltd.	2,200	73,773
Tokio Marine Holdings, Inc.	27,200	854,090
Tokyo Electron, Ltd.	8,400	1,844,524
Tokyo Tatemono Co., Ltd.	3,100	51,741
Toyota Industries Corp.	400	37,740
Toyota Motor Corp.	38,725	886,969
Toyota Tsusho Corp.	800	50,790
Trend Micro, Inc.	700	34,465
Unicharm Corp.	4,200	124,907
Yakult Honsha Co., Ltd.	900	17,611
		33,463,589
Jersey — 0.3%
Experian PLC	20,086	810,307

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Jersey (continued)
Ferguson PLC	2,057	$ 431,764
Glencore PLC	139,573	812,842
WPP PLC	846	8,505
		2,063,418
Luxembourg — 0.3%
ArcelorMittal SA	47,124	1,178,800
Eurofins Scientific SE	297	18,224
SES SA FDR	4	19
Spotify Technology SA†	1,659	465,250
Tenaris SA	8,650	144,520
		1,806,813
Netherlands — 1.0%
ABN AMRO Bank NV*	20,337	325,943
Adyen NV*†	165	196,644
Airbus SE	861	141,495
Akzo Nobel NV	666	44,039
Argenx SE†	128	47,958
ASML Holding NV	3,278	2,857,181
Euronext NV*	211	18,969
EXOR NV	193	21,027
Ferrari NV	1,687	695,609
Ferrovial SE	2,629	94,422
Just Eat Takeaway.com NV *†	9,681	141,234
Koninklijke Philips NV	13,002	347,102
NN Group NV	13,905	641,068
Prosus NV	1,489	49,989
Randstad NV	1,108	55,608
Signify NV*	6,296	172,661
Stellantis NV	10,884	241,844
STMicroelectronics NV	2,320	91,608
Wolters Kluwer NV	3,507	524,366
		6,708,767
New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	7,054	118,017
Xero, Ltd.†	1,280	99,582
		217,599
Norway — 0.2%
Aker BP ASA	2,796	67,840
DNB Bank ASA	14,815	258,421
Equinor ASA	22,701	604,930
Norsk Hydro ASA	27,619	169,921
Yara International ASA	3,178	90,809
		1,191,921
Panama — 0.0%
Carnival Corp.†	3,580	53,056
Portugal — 0.0%
EDP - Energias de Portugal SA	12,346	46,467
Singapore — 0.2%
DBS Group Holdings, Ltd.	15,710	401,753
Jardine Cycle & Carriage, Ltd.	4,700	90,783
Keppel, Ltd.	1,400	7,015
Singapore Airlines, Ltd.	47,900	228,463
Singapore Telecommunications, Ltd.	116,900	202,649
United Overseas Bank, Ltd.	10,300	228,351
		1,159,014
Security Description	Shares or Principal Amount	Value

Spain — 0.6%
Acciona SA	467	$ 53,978
Aena SME SA*	148	27,050
Amadeus IT Group SA	2,098	133,116
Banco Bilbao Vizcaya Argentaria SA	31,005	334,475
Banco de Sabadell SA	51,696	98,691
Banco Santander SA	240,375	1,166,827
Bankinter SA	9,572	75,572
CaixaBank SA	61,423	323,532
Iberdrola SA	31,138	382,554
Industria de Diseno Textil SA	24,314	1,104,305
Repsol SA	40,311	627,677
		4,327,777
Sweden — 0.4%
Assa Abloy AB, Class B	20,401	543,268
Atlas Copco AB, Class A	17,406	306,748
Atlas Copco AB, Class B	6,663	100,604
Electrolux AB, Class B†	8,132	71,240
Fastighets AB Balder, Class B†	3,955	25,232
Hexagon AB, Class B	20,095	211,736
Indutrade AB	1,269	29,394
Investor AB, Class B	40,704	1,000,398
L E Lundbergforetagen AB, Class B	991	49,032
Nibe Industrier AB, Class B	4,085	19,048
Securitas AB, Class B	3,016	30,355
Trelleborg AB, Class B	4,206	149,014
Volvo AB, Class B	1,109	28,369
		2,564,438
Switzerland — 2.3%
Avolta AG†	3,377	127,280
ABB, Ltd.	39,410	1,911,108
Adecco Group AG	848	29,613
Alcon, Inc.	4,294	329,730
Banque Cantonale Vaudoise	164	17,149
Bunge Global SA	4,881	496,690
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	33	380,682
Chubb, Ltd.	1,036	257,591
Clariant AG	1,088	16,229
Coca-Cola HBC AG	549	17,754
DSM-Firmenich AG	1,261	141,179
Flughafen Zurich AG	304	60,838
Givaudan SA	19	81,211
Holcim AG	16,489	1,382,291
Logitech International SA	575	44,697
Lonza Group AG	85	47,064
Nestle SA	35,128	3,523,665
Novartis AG	28,717	2,773,802
Partners Group Holding AG	23	29,491
Roche Holding AG	5,365	1,283,519
Roche Holding AG (BR)	489	127,817
Schindler Holding AG (Participation Certificate)	339	84,367
Sika AG	1,441	409,153
Sonova Holding AG	159	44,103
TE Connectivity, Ltd.	11,266	1,593,914
Temenos AG	1,303	81,329
UBS Group AG	1,425	37,282
VAT Group AG*	23	11,403
Zurich Insurance Group AG	57	27,433
		15,368,384
United Kingdom — 2.8%
3i Group PLC	1,908	68,005

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Abrdn PLC	1,848	$ 3,373
Anglo American PLC	1,350	44,050
Antofagasta PLC	847	23,288
ARM Holdings PLC ADR†	974	98,579
Ashtead Group PLC	1,087	78,574
AstraZeneca PLC	13,318	2,005,209
Auto Trader Group PLC*	3,513	30,422
Aviva PLC	32,932	190,860
Babcock International Group PLC	6	38
BAE Systems PLC	18,860	313,676
Barclays PLC	152,016	382,250
Barratt Developments PLC	2,336	13,160
Berkeley Group Holdings PLC	544	31,806
BP PLC	225,762	1,460,405
British American Tobacco PLC	28,254	828,090
British Land Co. PLC	44,521	215,210
Bunzl PLC	5,619	214,895
Carnival PLC†	1,554	20,746
Centrica PLC	97,400	155,047
Compass Group PLC	12,082	335,745
Diageo PLC	1,827	63,001
Direct Line Insurance Group PLC	15,997	36,953
Drax Group PLC	8,561	55,427
easyJet PLC	5,914	39,385
Endava PLC ADR†	334	9,686
Endeavour Mining PLC	3,991	84,250
GSK PLC	39,701	822,952
Haleon PLC	3,988	16,848
Hargreaves Lansdown PLC	7,719	78,063
HSBC Holdings PLC	41,004	354,966
IG Group Holdings PLC	9,076	84,702
IMI PLC	1,399	30,420
Imperial Brands PLC	6,299	143,631
Informa PLC	92,130	910,193
International Game Technology PLC	2,102	41,494
Intertek Group PLC	1,447	88,823
J Sainsbury PLC	60,065	197,125
Johnson Matthey PLC	6,307	138,173
Kingfisher PLC	27,764	85,485
Land Securities Group PLC	4,320	34,846
Lloyds Banking Group PLC	684,596	441,868
London Stock Exchange Group PLC	921	101,476
M&G PLC	81,351	203,934
Marks & Spencer Group PLC	24,319	77,475
Melrose Industries PLC	5,632	44,112
National Grid PLC	8,084	106,124
NatWest Group PLC	54,284	204,452
NMC Health PLC†(1)	128	0
Ocado Group PLC†	4,085	17,944
Persimmon PLC	1,232	19,889
Phoenix Group Holdings PLC	17,326	105,560
Prudential PLC	12,799	111,374
Reckitt Benckiser Group PLC	1,431	79,826
RELX PLC	21,856	898,314
Rightmove PLC	52,200	334,928
Rio Tinto PLC	8,734	595,207
Rolls-Royce Holdings PLC†	30,912	158,979
Sage Group PLC	1,203	17,428
Schroders PLC	3,772	16,465
Segro PLC	5,227	54,872
Severn Trent PLC	440	13,566
Shell PLC	68,874	2,454,435
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Smiths Group PLC	16,872	$ 339,861
Spectris PLC	7,192	296,538
SSE PLC	2,146	44,696
St. James's Place PLC	1,449	7,826
Standard Chartered PLC	18,645	160,500
Taylor Wimpey PLC	7,217	11,778
Tesco PLC	241,762	892,044
Unilever PLC	2,741	141,695
Unilever PLC	11,860	613,558
United Utilities Group PLC	3,439	44,893
Vodafone Group PLC	643,261	543,285
Weir Group PLC	6,430	163,525
		19,148,278
United States — 24.4%
A.O. Smith Corp.	1,628	134,864
Abbott Laboratories	1,131	119,852
AbbVie, Inc.	8,921	1,450,911
ABIOMED, Inc. CVR†(1)	79	117
Adobe, Inc.†	3,573	1,653,692
Advanced Drainage Systems, Inc.	397	62,329
Advanced Micro Devices, Inc.†	3,745	593,133
AECOM	8,591	793,465
AES Corp.	3,303	59,124
Agilent Technologies, Inc.	3,966	543,501
Akamai Technologies, Inc.†	613	61,870
Alnylam Pharmaceuticals, Inc.†	390	56,141
Alphabet, Inc., Class A†	24,623	4,008,132
Alphabet, Inc., Class C†	21,558	3,549,309
Amazon.com, Inc.†	46,248	8,093,400
American Express Co.	1,255	293,708
American Tower Corp.	869	149,086
AMETEK, Inc.	6,168	1,077,303
Amgen, Inc.	2,127	582,670
Apple, Inc.	67,365	11,474,280
Applied Materials, Inc.	10,491	2,084,037
Archer-Daniels-Midland Co.	1,727	101,306
Arista Networks, Inc.†	682	174,974
Arrow Electronics, Inc.†	1,482	189,207
Atlassian Corp., Class A†	485	83,566
Autodesk, Inc.†	54	11,494
Automatic Data Processing, Inc.	286	69,181
AutoZone, Inc.†	41	121,212
Axon Enterprise, Inc.†	45	14,115
Baker Hughes Co.	14,703	479,612
Ball Corp.	644	44,803
Bank of America Corp.	48,502	1,795,059
Bath & Body Works, Inc.	914	41,514
Becton Dickinson & Co.	537	125,980
Berkshire Hathaway, Inc., Class B†	9,266	3,676,100
Biogen, Inc.†	363	77,980
BioMarin Pharmaceutical, Inc.†	451	36,423
Bio-Rad Laboratories, Inc., Class A†	32	8,632
Blackstone, Inc.	893	104,133
Block, Inc.†	3,522	257,106
Booking Holdings, Inc.	307	1,059,773
Booz Allen Hamilton Holding Corp.	394	58,182
Box, Inc., Class A†	2,961	77,045
Bristol-Myers Squibb Co.	5,303	233,014
Broadcom, Inc.	861	1,119,532
Broadridge Financial Solutions, Inc.	560	108,310
Builders FirstSource, Inc.†	2,861	523,048
Burlington Stores, Inc.†	699	125,778

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
CACI International, Inc., Class A†	447	$ 179,797
Cadence Design Systems, Inc.†	3,539	975,455
Cardinal Health, Inc.	1,662	171,252
Carlisle Cos., Inc.	74	28,731
Catalent, Inc.†	225	12,566
Caterpillar, Inc.	296	99,033
CBRE Group, Inc., Class A†	2,093	181,861
Centene Corp.†	7,795	569,503
Charles Schwab Corp.	1,702	125,863
Charter Communications, Inc., Class A†	59	15,100
Chevron Corp.	5,162	832,476
Ciena Corp.†	801	37,030
Cigna Group	995	355,255
Cintas Corp.	925	608,964
Cirrus Logic, Inc.†	1,540	136,398
Citigroup, Inc.	8,109	497,325
Citizens Financial Group, Inc.	936	31,927
Cleveland-Cliffs, Inc.†	1,117	18,877
Cloudflare, Inc., Class A†	260	22,724
CME Group, Inc.	398	83,437
Coca-Cola Co.	19,219	1,187,158
Colgate-Palmolive Co.	8,328	765,510
Comcast Corp., Class A	37,758	1,438,957
Comfort Systems USA, Inc.	36	11,139
ConocoPhillips	8,753	1,099,552
Costco Wholesale Corp.	3,012	2,177,375
Crowdstrike Holdings, Inc., Class A†	700	204,778
Curtiss-Wright Corp.	1,064	269,639
CVS Health Corp.	200	13,542
D.R. Horton, Inc.	7,221	1,028,920
Danaher Corp.	777	191,624
Datadog, Inc., Class A†	541	67,896
Deckers Outdoor Corp.†	167	136,684
Dell Technologies, Inc., Class C	1,014	126,385
Devon Energy Corp.	1,837	94,018
Dexcom, Inc.†	382	48,663
DocuSign, Inc.†	125	7,075
Dynatrace, Inc.†	772	34,979
eBay, Inc.	2,366	121,944
Ecolab, Inc.	218	49,301
Elevance Health, Inc.	1,180	623,724
Eli Lilly & Co.	4,277	3,340,765
EMCOR Group, Inc.	2,193	783,274
EOG Resources, Inc.	3,684	486,767
EPAM Systems, Inc.†	42	9,881
Equinix, Inc.	695	494,221
Estee Lauder Cos., Inc., Class A	117	17,165
Etsy, Inc.†	534	36,670
Exact Sciences Corp.†	434	25,758
Exelixis, Inc.†	4,749	111,412
Expeditors International of Washington, Inc.	845	94,057
Exxon Mobil Corp.	14,703	1,738,924
F5, Inc.†	115	19,011
Fair Isaac Corp.†	82	92,933
Fiserv, Inc.†	602	91,907
Flowserve Corp.	212	9,998
Fluor Corp.†	639	25,771
Fortinet, Inc.†	6,911	436,637
Fortune Brands Innovations, Inc.	2,930	214,183
Fox Corp., Class A	731	22,668
Gartner, Inc.†	523	215,785
GE Vernova, Inc.†	285	43,807
Security Description	Shares or Principal Amount	Value

United States (continued)
General Dynamics Corp.	1,166	$ 334,747
General Electric Co.	1,052	170,235
General Motors Co.	2,366	105,358
Gilead Sciences, Inc.	5,586	364,207
Global Payments, Inc.	445	54,633
Globe Life, Inc.	1,010	76,932
GoDaddy, Inc., Class A†	3,763	460,516
Graco, Inc.	3,440	275,888
Halliburton Co.	3,811	142,798
Hartford Financial Services Group, Inc.	1,332	129,057
HCA Healthcare, Inc.	2,728	845,189
HEICO Corp., Class A	104	17,248
Hess Corp.	1,226	193,083
Hologic, Inc.†	2,482	188,061
Home Depot, Inc.	4,158	1,389,687
Honeywell International, Inc.	4,949	953,821
Host Hotels & Resorts, Inc.	4,724	89,142
HP, Inc.	36,810	1,033,993
HubSpot, Inc.†	95	57,463
Huntington Bancshares, Inc.	1,129	15,208
Huntsman Corp.	411	9,806
IDEXX Laboratories, Inc.†	687	338,526
Illinois Tool Works, Inc.	1,210	295,373
Illumina, Inc.†	67	8,244
Incyte Corp.†	5,503	286,431
Ingersoll Rand, Inc.	376	35,088
Intel Corp.	16,948	516,406
Intuit, Inc.	228	142,641
Ionis Pharmaceuticals, Inc.†	2,571	106,079
IQVIA Holdings, Inc.†	111	25,726
ITT, Inc.	124	16,038
Jack Henry & Associates, Inc.	121	19,685
Johnson & Johnson	20,387	2,947,756
Jones Lang LaSalle, Inc.†	535	96,674
JPMorgan Chase & Co.	4,777	915,942
Juniper Networks, Inc.	398	13,858
KB Home	435	28,171
KeyCorp	668	9,679
Keysight Technologies, Inc.†	1,246	184,333
Kimberly-Clark Corp.	12,367	1,688,467
KKR & Co., Inc.	894	83,205
KLA Corp.	609	419,778
Kroger Co.	670	37,105
Lam Research Corp.	1,735	1,551,801
Leidos Holdings, Inc.	1,812	254,079
Lennar Corp., Class A	1,906	288,988
Lennox International, Inc.	261	120,953
Lockheed Martin Corp.	3,479	1,617,491
Louisiana-Pacific Corp.	930	68,067
Lowe's Cos., Inc.	868	197,895
Manhattan Associates, Inc.†	4,563	940,252
Marathon Oil Corp.	1,044	28,031
Marathon Petroleum Corp.	5,289	961,117
Marsh & McLennan Cos., Inc.	7,350	1,465,810
Marvell Technology, Inc.	334	22,014
Masco Corp.	4,465	305,629
Mastercard, Inc., Class A	8,158	3,680,890
McKesson Corp.	233	125,170
MercadoLibre, Inc.†	32	46,678
Merck & Co., Inc.	24,472	3,162,272
Meta Platforms, Inc., Class A	8,413	3,619,020
Mettler-Toledo International, Inc.†	305	375,058
MGM Resorts International†	8,002	315,599

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Micron Technology, Inc.	6,042	$ 682,504
Microsoft Corp.	33,137	12,901,228
Moderna, Inc.†	489	53,942
Mondelez International, Inc., Class A	11,263	810,260
Monolithic Power Systems, Inc.	62	41,498
Monster Beverage Corp.†	4,458	238,280
Moody's Corp.	1,161	429,953
Mosaic Co.	7,252	227,640
Motorola Solutions, Inc.	1,051	356,447
MSCI, Inc.	1,332	620,432
Nasdaq, Inc.	732	43,810
NetApp, Inc.	657	67,152
Netflix, Inc.†	2,036	1,121,103
Neurocrine Biosciences, Inc.†	1,136	156,245
Newmont Corp.	5,010	203,606
News Corp., Class B	143	3,509
NIKE, Inc., Class B	5,881	542,581
Northrop Grumman Corp.	392	190,132
NOV, Inc.	3,310	61,202
Nucor Corp.	666	112,241
Nutanix, Inc., Class A†	4,573	277,581
NVIDIA Corp.	10,556	9,120,595
NVR, Inc.†	42	312,432
Old Dominion Freight Line, Inc.	252	45,791
Oracle Corp.	1,883	214,191
O'Reilly Automotive, Inc.†	597	604,916
Oshkosh Corp.	2,050	230,153
Otis Worldwide Corp.	7,687	701,054
Ovintiv, Inc.	205	10,521
Owens Corning	741	124,644
Palantir Technologies, Inc., Class A†	471	10,348
Palo Alto Networks, Inc.†	460	133,809
Paramount Global, Class B	17,805	202,799
Parker-Hannifin Corp.	983	535,647
PayPal Holdings, Inc.†	895	60,788
Pfizer, Inc.	12,431	318,482
Pinterest, Inc., Class A†	981	32,814
Pioneer Natural Resources Co.	289	77,833
Pool Corp.	50	18,127
Power Integrations, Inc.	585	39,031
PPG Industries, Inc.	1,761	227,169
Principal Financial Group, Inc.	285	22,555
Procter & Gamble Co.	13,055	2,130,576
Progressive Corp.	2,894	602,675
PulteGroup, Inc.	3,715	413,925
Pure Storage, Inc., Class A†	4,747	239,249
QUALCOMM, Inc.	13,923	2,309,130
Quanta Services, Inc.	2,253	582,536
Regeneron Pharmaceuticals, Inc.†	382	340,232
Reinsurance Group of America, Inc.	1,400	261,786
Reliance, Inc.	864	245,998
Republic Services, Inc.	717	137,449
Roku, Inc.†	193	11,128
Rollins, Inc.	497	22,146
Roper Technologies, Inc.	250	127,865
Ross Stores, Inc.	2,580	334,239
RPM International, Inc.	2,143	229,108
S&P Global, Inc.	2,779	1,155,592
Salesforce, Inc.	2,588	696,017
SBA Communications Corp.	515	95,852
ServiceNow, Inc.†	2,295	1,591,192
Sherwin-Williams Co.	403	120,743
Security Description	Shares or Principal Amount	Value

United States (continued)
Sirius XM Holdings, Inc.	12,134	$ 35,674
Skyworks Solutions, Inc.	474	50,524
Smartsheet, Inc., Class A†	476	18,007
Snowflake, Inc., Class A†	189	29,333
SS&C Technologies Holdings, Inc.	1,165	72,102
Stanley Black & Decker, Inc.	91	8,317
Stryker Corp.	1,686	567,339
Synopsys, Inc.†	503	266,887
T. Rowe Price Group, Inc.	251	27,502
Targa Resources Corp.	228	26,006
Target Corp.	307	49,421
Taylor Morrison Home Corp.†	1,885	105,579
TD SYNNEX Corp.	2,048	241,336
Teradata Corp.†	1,683	62,439
Teradyne, Inc.	415	48,273
Tesla, Inc.†	8,673	1,589,587
Textron, Inc.	714	60,397
Thermo Fisher Scientific, Inc.	687	390,711
TJX Cos., Inc.	24,464	2,301,818
Toll Brothers, Inc.	3,279	390,562
TransDigm Group, Inc.	8	9,984
Travelers Cos., Inc.	2,852	605,080
Trex Co., Inc.†	738	65,350
Truist Financial Corp.	4,453	167,210
Tyson Foods, Inc., Class A	914	55,434
Uber Technologies, Inc.†	7,658	507,496
UGI Corp.	11,854	302,988
Ulta Beauty, Inc.†	280	113,355
United Rentals, Inc.	101	67,467
United Therapeutics Corp.†	389	91,154
UnitedHealth Group, Inc.	2,985	1,443,844
Valero Energy Corp.	1,720	274,976
Veeva Systems, Inc., Class A†	71	14,098
Veralto Corp.	759	71,103
VeriSign, Inc.†	4,683	793,675
Verisk Analytics, Inc.	1,552	338,274
Vertex Pharmaceuticals, Inc.†	1,490	585,287
Viatris, Inc.	1,120	12,958
Visa, Inc., Class A	10,559	2,836,253
Vulcan Materials Co.	362	93,262
Walmart, Inc.	6,463	383,579
Walt Disney Co.	675	74,993
Warner Bros. Discovery, Inc.†	6,372	46,898
Waste Management, Inc.	1,598	332,416
Watsco, Inc.	43	19,252
Wells Fargo & Co.	434	25,745
West Pharmaceutical Services, Inc.	87	31,101
Westinghouse Air Brake Technologies Corp.	631	101,641
Workday, Inc., Class A†	722	176,695
WW Grainger, Inc.	342	315,102
Xylem, Inc.	981	128,217
Zoetis, Inc.	2,349	374,055
Zoom Video Communications, Inc., Class A†	1,109	67,760
Zscaler, Inc.†	430	74,364
		165,596,488
Total Common Stocks (cost $276,128,884)		309,058,456
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.6%
United States — 44.6%
United States Treasury Notes
1.25%, 08/15/2031	$29,138,400	23,015,921
1.38%, 11/15/2031	22,933,200	18,140,519

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
United States (continued)
1.63%, 05/15/2031	$28,000,000	$ 22,914,063
1.88%, 02/15/2032	29,000,000	23,702,969
2.75%, 08/15/2032	26,595,600	23,062,333
2.88%, 05/15/2032	26,613,500	23,384,534
3.38%, 05/15/2033	65,105,100	58,838,734
3.50%, 02/15/2033	50,414,900	46,104,032
3.88%, 08/15/2033	28,935,100	27,162,825
4.00%, 02/15/2034	12,347,200	11,691,255
4.13%, 11/15/2032	25,014,100	24,017,445
Total U.S. Government & Agency Obligations (cost $334,389,390)		302,034,630
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 08/16/2024; Strike Price: $4,300.00) (cost $2,448,700)	680	1,285,200
WARRANTS — 0.0%
United States — 0.0%
Occidental Petroleum Corp. Expires 08/03/2027† (cost $1,155)	234	10,366
Total Long-Term Investment Securities (cost $612,968,129)		612,388,652
SHORT-TERM INVESTMENTS — 8.1%
U.S. Government — 1.0%
United States Treasury Bills
5.21%, 05/02/2024	6,904,000	6,902,984
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 7.1%
State Street Institutional Treasury Money Market Fund, Premier Class 5.23%(2)	48,114,760	$ 48,114,761
Total Short-Term Investments (cost $55,017,761)		55,017,745
TOTAL INVESTMENTS (cost $667,985,890)	98.5%	667,406,397
Other assets less liabilities	1.5	10,415,129
NET ASSETS	100.0%	$677,821,526
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock VCP Global Multi Asset Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $1,602,024 representing 0.2% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2024.
ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVR—Contingent Value Rights
FDR—Fiduciary Depositary Receipt

Equity Swaps
Counterparty	Pay/ Recieve	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
JPMorgan Chase Bank	Pay	Russell 1000 Value Index	12-Month SOFR + 0.45%	Quarterly	10/04/2024	$14,309,444	$—	$(324,800)	$(324,800)
SOFR—Secured Overnight Financing Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
119	Short	U.S. Treasury Long Bonds	June 2024	$14,179,265	$13,543,687	$ 635,578
162	Short	U.S. Treasury Ultra Bonds	June 2024	20,714,757	19,369,125	1,345,632
						$1,981,210
						Unrealized (Depreciation)
426	Long	MSCI EAFE Index	June 2024	$50,043,489	$48,297,750	$(1,745,739)
241	Long	S&P 500 E-Mini Index	June 2024	62,311,161	61,057,350	(1,253,811)
138	Long	Euro STOXX 50 Index	June 2024	7,270,606	7,197,485	(73,121)
						$(3,072,671)
		Net Unrealized Appreciation (Depreciation)				$(1,091,461)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	EUR	202,000	USD	222,221	06/20/2024	$ 6,217	$ —
	JPY	67,934,000	USD	453,581	06/20/2024	19,636	—
	USD	169,570	JPY	24,662,000	06/20/2024	—	(12,036)
						25,853	(12,036)
JPMorgan Chase Bank, N.A.	AUD	283,000	USD	185,696	06/20/2024	2,102	—
	EUR	890,735	USD	979,952	06/20/2024	27,467	—
	JPY	267,839,930	USD	1,841,655	06/20/2024	130,762	—
	USD	22,084,525	AUD	33,238,529	06/20/2024	—	(521,268)
	USD	6,900,142	CAD	9,276,528	06/20/2024	—	(156,253)
	USD	528,817	EUR	485,000	06/20/2024	—	(10,194)
	USD	217,856	SEK	2,306,000	06/20/2024	—	(8,152)
	USD	53,564	SGD	71,000	06/20/2024	—	(1,434)
						160,331	(697,301)
Morgan Stanley & Co. International PLC	CAD	38,001	USD	28,266	06/20/2024	640	—
	JPY	23,654,000	USD	154,674	06/20/2024	3,578	—
	NZD	6,000	USD	3,699	06/20/2024	164	—
	SEK	1,927,000	USD	189,491	06/20/2024	14,252	—
	USD	386,970	CHF	336,000	06/20/2024	—	(19,473)
	USD	35,876	GBP	28,000	06/20/2024	—	(880)
	USD	91,867	NOK	959,000	06/20/2024	—	(5,431)
						18,634	(25,784)
UBS AG	USD	13,625,084	EUR	12,384,999	06/20/2024	—	(381,493)
Unrealized Appreciation (Depreciation)						$204,818	$(1,116,614)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
U.S. Government & Agency Obligations	44.6%
Short-Term Investments	8.1
Pharmaceuticals	4.1
Internet	3.9
Semiconductors	3.6
Software	3.2
Banks	3.0
Insurance	2.2
Computers	2.1
Oil & Gas	1.8
Retail	1.5
Auto Manufacturers	1.2
Commercial Services	1.2
Diversified Financial Services	1.1
Electronics	1.1
Food	1.0
Healthcare-Products	1.0
Building Materials	0.8
Distribution/Wholesale	0.7
Miscellaneous Manufacturing	0.7
Telecommunications	0.7
Biotechnology	0.7
Home Builders	0.7
Mining	0.6
Apparel	0.6
Electric	0.6

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Electrical Components & Equipment	0.6%
Cosmetics/Personal Care	0.5
Healthcare-Services	0.5
Media	0.5
Machinery-Diversified	0.5
Aerospace/Defense	0.4
Engineering & Construction	0.4
Machinery-Construction & Mining	0.4
Iron/Steel	0.4
Chemicals	0.3
Beverages	0.3
Household Products/Wares	0.3
Oil & Gas Services	0.3
Real Estate	0.2
Agriculture	0.2
REITS	0.2
Transportation	0.2
Investment Companies	0.2
Purchased Options	0.2
Airlines	0.2
Auto Parts & Equipment	0.1
Environmental Control	0.1
Entertainment	0.1
Toys/Games/Hobbies	0.1
Home Furnishings	0.1
Gas	0.1
Lodging	0.1
Water	0.1
Food Service	0.1
98.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$541,085	$385,551	$—	$926,636
Canada	138,425	—	—	138,425
Cayman Islands	175,420	374,627	—	550,047
Curacao	1,055,480	—	—	1,055,480
Denmark	2,151	5,860,253	—	5,862,404
Germany	122,305	12,419,338	—	12,541,643
Ireland	3,806,917	1,580,948	—	5,387,865
Israel	1,283,040	199,143	—	1,482,183
Jersey	431,764	1,631,654	—	2,063,418
Luxembourg	465,250	1,341,563	—	1,806,813
Panama	53,056	—	—	53,056
Switzerland	2,348,195	13,020,189	—	15,368,384
United Kingdom	149,759	18,998,519	0	19,148,278
United States	165,596,371	—	117	165,596,488
Other Countries	—	77,077,336	—	77,077,336
U.S. Government & Agency Obligations	—	302,034,630	—	302,034,630
Purchased Options	1,285,200	—	—	1,285,200
Warrants	10,366	—	—	10,366
Short-Term Investments:
U.S. Government	—	6,902,984	—	6,902,984
Other Short-Term Investments	48,114,761	—	—	48,114,761
Total Investments at Value	$225,579,545	$441,826,735	$117	$667,406,397

SunAmerica Series Trust SA BlackRock VCP Global Multi Asset Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Other Financial Instruments:†
Futures Contracts	$1,981,210	$—	$—	$1,981,210
Forward Foreign Currency Contracts	—	204,818	—	204,818
Total Other Financial Instruments	$1,981,210	$204,818	$—	$2,186,028
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$324,800	$—	$324,800
Futures Contracts	2,999,550	73,121	—	3,072,671
Forward Foreign Currency Contracts	—	1,116,614	—	1,116,614
Total Other Financial Instruments	$2,999,550	$1,514,535	$—	$4,514,085
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 90.9%
Bermuda — 0.4%
Alibaba Health Information Technology, Ltd.†	56,000	$ 20,857
Beijing Enterprises Water Group, Ltd.	46,000	11,600
Brilliance China Automotive Holdings, Ltd.	40,000	33,353
China Gas Holdings, Ltd.	36,400	34,166
China Resources Gas Group, Ltd.	12,000	38,036
China Ruyi Holdings, Ltd.†	72,000	18,105
COSCO SHIPPING Ports, Ltd.	26,000	16,009
Credicorp., Ltd.	907	150,208
Kunlun Energy Co., Ltd.	54,000	52,348
Orient Overseas International, Ltd.	1,500	21,992
		396,674
Brazil — 4.8%
AMBEV SA	60,200	140,860
Atacadao SA	6,100	13,122
B3 SA - Brasil Bolsa Balcao	73,500	152,730
Banco Bradesco SA	20,471	48,727
Banco Bradesco SA (Preference Shares)	67,815	182,839
Banco BTG Pactual SA	15,400	99,056
Banco do Brasil SA	22,000	116,173
Banco Santander Brasil SA	5,500	30,611
BB Seguridade Participacoes SA	8,600	53,330
CCR SA	13,400	31,819
Centrais Eletricas Brasileiras SA	15,600	113,742
Centrais Eletricas Brasileiras SA (Preference Shares)	3,100	24,811
Cia de Saneamento Basico do Estado de Sao Paulo	4,200	65,371
Cia Energetica de Minas Gerais (Preference Shares)	20,131	37,877
Cia Siderurgica Nacional SA	9,400	25,199
Companhia Paranaense de Energia (Preference Shares)	11,700	20,482
Cosan SA	13,800	38,535
CPFL Energia SA	2,800	17,201
Energisa SA	2,900	25,188
Eneva SA†	11,700	27,895
Engie Brasil Energia SA	1,900	14,965
Equatorial Energia SA	13,300	78,351
Gerdau SA (Preference Shares)	17,514	61,589
Hapvida Participacoes e Investimentos SA*†	64,205	45,626
Hypera SA	4,200	23,877
Itau Unibanco Holding SA (Preference Shares)	61,250	369,911
Itausa SA (Preference Shares)	66,406	122,259
JBS SA	9,600	43,335
Klabin SA	8,700	38,603
Localiza Rent a Car SA	11,680	110,286
Lojas Renner SA	11,110	32,800
Magazine Luiza SA†	41,000	10,738
Natura & Co. Holding SA	11,900	38,020
Petroleo Brasileiro SA	47,100	401,465
Petroleo Brasileiro SA (Preference Shares)	60,100	486,346
PRIO SA	9,400	86,893
Raia Drogasil SA	16,228	79,943
Rede D'Or Sao Luiz SA*	7,400	37,053
Rumo SA	17,000	66,002
Sendas Distribuidora SA	15,900	40,174
Suzano SA	9,491	106,853
Telefonica Brasil SA	4,800	43,761
TIM SA	8,900	30,183
TOTVS SA	5,600	29,701
Ultrapar Participacoes SA	9,500	47,293
Vale SA	42,988	523,959
Vibra Energia SA	14,100	63,703
WEG SA	20,800	158,425
		4,457,682
Security Description	Shares or Principal Amount	Value

British Virgin Islands — 0.0%
VK Co., Ltd.†(1)(2)	1,364	$ 0
Cayman Islands — 14.2%
3SBio, Inc.*	13,000	10,356
AAC Technologies Holdings, Inc.	9,500	30,143
Airtac International Group	2,000	70,771
Akeso, Inc.*†	6,000	36,899
Alchip Technologies, Ltd.	1,000	93,822
Alibaba Group Holding, Ltd.	205,628	1,930,301
ANTA Sports Products, Ltd.	16,400	186,074
Autohome, Inc. ADR	772	19,840
Baidu, Inc., Class A†	28,728	373,778
BeiGene, Ltd. ADR†	700	107,758
Bilibili, Inc.†	2,235	28,648
Bosideng International Holdings, Ltd.	42,000	24,322
C&D International Investment Group, Ltd.	9,000	17,819
Chailease Holding Co., Ltd.	18,468	98,008
China Feihe, Ltd.*	49,000	26,947
China Hongqiao Group, Ltd.	23,000	31,787
China Literature, Ltd.*†	4,200	14,958
China Medical System Holdings, Ltd.	16,000	14,334
China Mengniu Dairy Co., Ltd.	42,000	87,262
China Resources Land, Ltd.	44,000	157,830
China Resources Mixc Lifestyle Services, Ltd.*	7,600	26,944
Chinasoft International, Ltd.	36,000	21,583
Chow Tai Fook Jewellery Group, Ltd.	28,200	38,389
Country Garden Holdings Co., Ltd.†	167,000	10,354
Country Garden Services Holdings Co., Ltd.	27,689	18,657
Daqo New Energy Corp. ADR†	750	14,400
East Buy Holding, Ltd.*†	5,000	10,594
ENN Energy Holdings, Ltd.	10,200	87,764
GCL Technology Holdings, Ltd.	283,000	42,268
Geely Automobile Holdings, Ltd.	82,000	98,950
Genscript Biotech Corp.†	14,000	20,733
Greentown China Holdings, Ltd.	13,500	11,900
H World Group, Ltd. ADR	2,724	99,998
Haidilao International Holding, Ltd.*	22,000	49,566
Haitian International Holdings, Ltd.	9,000	29,322
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	35,524
Hengan International Group Co., Ltd.	9,000	30,264
Hygeia Healthcare Holdings Co., Ltd.*	4,600	18,816
Innovent Biologics, Inc.*†	16,000	77,199
iQIYI, Inc. ADR†	5,742	27,849
JD Health International, Inc.*†	14,400	49,134
JD Logistics, Inc.*†	26,400	28,431
JD.com, Inc., Class A	29,827	432,469
JOYY, Inc. ADR	550	17,941
Kanzhun, Ltd. ADR	2,500	49,475
KE Holdings, Inc. ADR	8,500	128,520
Kingboard Holdings, Ltd.	10,500	23,206
Kingdee International Software Group Co., Ltd.†	34,000	35,732
Kingsoft Corp., Ltd.	12,000	39,039
Kuaishou Technology*†	30,700	216,430
Legend Biotech Corp. ADR†	900	39,366
Li Auto, Inc., Class A†	14,500	191,203
Li Ning Co., Ltd.	32,000	84,280
Longfor Group Holdings, Ltd.*	26,000	39,029
Meituan, Class B*†	64,390	886,901
MINISO Group Holding, Ltd.	5,000	28,483
Minth Group, Ltd.	10,000	17,174
NetEase, Inc.	24,650	461,241
New Oriental Education & Technology Group, Inc.†	18,860	147,963
NIO, Inc. ADR†	18,029	85,097
Parade Technologies, Ltd.	1,000	22,940

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cayman Islands (continued)
PDD Holdings, Inc. ADR†	7,505	$ 939,476
Pop Mart International Group, Ltd.*	7,000	30,006
Qifu Technology, Inc. ADR	1,035	18,930
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	9,866
Shenzhou International Group Holdings, Ltd.	10,700	105,947
Silergy Corp.	4,000	52,913
Sino Biopharmaceutical, Ltd.	141,750	48,530
Smoore International Holdings, Ltd.*	24,000	20,760
Sunny Optical Technology Group Co., Ltd.	10,000	48,458
TAL Education Group ADR†	5,319	64,041
Tencent Holdings, Ltd.	84,400	3,710,716
Tencent Music Entertainment Group ADR†	8,901	111,708
Tingyi Cayman Islands Holding Corp.	26,000	28,769
Tongcheng Travel Holdings, Ltd.†	17,600	46,421
Topsports International Holdings, Ltd.*	17,000	11,731
Trip.com Group, Ltd.†	7,000	340,973
Uni-President China Holdings, Ltd.	18,000	13,779
Vinda International Holdings, Ltd.	5,000	14,988
Vipshop Holdings, Ltd. ADR	4,613	69,379
Want Want China Holdings, Ltd.	68,000	38,752
Weibo Corp. ADR	688	5,931
Wuxi Biologics Cayman, Inc.*†	49,000	84,511
Xinyi Solar Holdings, Ltd.	66,000	45,483
XPeng, Inc., Class A†	13,700	55,828
Yadea Group Holdings, Ltd.*	14,000	26,937
Zai Lab, Ltd.†	12,100	19,577
Zhen Ding Technology Holding, Ltd.	7,000	24,775
Zhongsheng Group Holdings, Ltd.	8,000	14,647
ZTO Express Cayman, Inc. ADR	5,548	116,452
		13,277,069
Chile — 0.4%
Banco de Chile	582,395	64,606
Banco de Credito e Inversiones SA	779	22,721
Banco Santander Chile	824,433	37,355
Cencosud SA	17,694	30,320
Empresas CMPC SA	12,214	24,121
Empresas COPEC SA	5,516	39,363
Enel Americas SA	275,251	25,803
Enel Chile SA	335,891	19,943
Falabella SA†	8,881	23,774
Latam Airlines Group SA†	2,310,876	31,267
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,825	83,356
		402,629
China — 6.0%
Agricultural Bank of China, Ltd.	357,000	159,528
Aluminum Corp. of China, Ltd.	34,000	22,708
Anhui Conch Cement Co., Ltd.	17,500	40,578
Bank of China, Ltd.	1,014,000	456,839
Bank of Communications Co., Ltd.	119,000	85,618
BYD Co., Ltd.	13,000	356,307
China Cinda Asset Management Co., Ltd.	87,000	7,883
China CITIC Bank Corp., Ltd.	125,000	73,445
China Coal Energy Co., Ltd.	29,000	29,311
China Communications Services Corp., Ltd.	24,000	11,503
China Construction Bank Corp.	1,224,000	793,434
China Everbright Bank Co., Ltd.	45,000	13,682
China Galaxy Securities Co., Ltd.	53,000	28,604
China International Capital Corp., Ltd.*	18,400	22,083
China Life Insurance Co., Ltd.	102,000	134,266
Security Description	Shares or Principal Amount	Value

China (continued)
China Longyuan Power Group Corp. Ltd.	45,000	$ 31,575
China Merchants Bank Co., Ltd.	49,000	213,850
China Minsheng Banking Corp., Ltd.	80,000	29,366
China National Building Material Co., Ltd.	54,000	20,965
China Pacific Insurance Group Co., Ltd.	35,400	77,383
China Petroleum & Chemical Corp.	318,000	190,852
China Railway Group, Ltd.	43,000	21,312
China Shenhua Energy Co., Ltd.	42,500	177,204
China Tourism Group Duty Free Corp., Ltd.*	1,100	9,710
China Tower Corp., Ltd.*	580,000	67,916
China Vanke Co., Ltd.	24,300	14,334
CITIC Securities Co., Ltd.	24,500	38,937
CMOC Group, Ltd.	42,000	39,705
COSCO SHIPPING Energy Transportation Co., Ltd.	16,000	18,852
COSCO SHIPPING Holdings Co., Ltd.	37,550	48,764
Dongfeng Motor Group Co., Ltd.	36,000	13,059
Fuyao Glass Industry Group Co., Ltd.*	6,800	40,735
Ganfeng Lithium Co., Ltd.*	4,760	13,924
GF Securities Co., Ltd.	14,600	14,614
Great Wall Motor Co., Ltd.	29,500	44,622
Guangzhou Automobile Group Co., Ltd.	37,200	15,422
Haier Smart Home Co., Ltd.	30,600	113,532
Haitong Securities Co., Ltd.	56,000	26,667
Huaneng Power International, Inc.†	48,000	30,514
Huatai Securities Co., Ltd.*	20,400	24,024
Industrial & Commercial Bank of China, Ltd.	827,000	444,890
Jiangsu Expressway Co., Ltd.	14,000	13,724
Jiangxi Copper Co., Ltd.	12,000	24,537
New China Life Insurance Co., Ltd.	10,800	20,660
Nongfu Spring Co., Ltd.*	24,200	142,074
People's Insurance Co. Group of China, Ltd.	104,000	34,274
PetroChina Co., Ltd.	268,000	251,745
PICC Property & Casualty Co., Ltd.	92,000	114,571
Ping An Insurance Group Co. of China, Ltd.	84,000	383,005
Postal Savings Bank of China Co., Ltd.*	110,000	57,194
Shandong Gold Mining Co., Ltd.*	8,750	18,905
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	24,388
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	10,230
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	8,264
Sinopharm Group Co., Ltd.	16,800	42,288
TravelSky Technology, Ltd.	12,000	15,658
Tsingtao Brewery Co., Ltd.	8,000	57,489
Weichai Power Co., Ltd.	25,000	51,207
WuXi AppTec Co., Ltd.*	4,896	22,009
Yankuang Energy Group Co., Inc.	30,000	65,262
Zhaojin Mining Industry Co., Ltd.	16,000	25,786
Zhejiang Expressway Co., Ltd.	18,000	11,746
Zhejiang Leapmotor Technology Co, Ltd.*†	6,600	22,698
ZhongAn Online P&C Insurance Co., Ltd.*†	9,700	16,375
Zijin Mining Group Co., Ltd.	68,000	149,234
		5,601,840
Colombia — 0.1%
Bancolombia SA	3,585	30,888
Bancolombia SA (Preference Shares)	5,647	46,207
Interconexion Electrica SA ESP	6,010	27,729
		104,824
Cyprus — 0.0%
Ozon Holdings PLC ADR†(1)(2)	701	0
TCS Group Holding PLC GDR†(1)	1,576	0
		0

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Czech Republic — 0.1%
CEZ AS	2,137	$ 78,884
Komercni Banka AS	871	32,056
		110,940
Greece — 0.5%
Alpha Services & Holdings SA†	25,956	43,940
Eurobank Ergasias Services & Holdings SA†	27,995	59,893
Hellenic Telecommunications Organization SA	2,197	33,343
JUMBO SA	1,014	31,435
Motor Oil Hellas Corinth Refineries SA	880	25,435
Mytilineos SA	1,227	49,781
National Bank of Greece SA†	9,891	79,563
OPAP SA	2,396	39,752
Piraeus Financial Holdings SA†	8,854	35,545
Public Power Corp. S.A.†	2,501	29,808
		428,495
Hong Kong — 0.8%
Beijing Enterprises Holdings, Ltd.	6,000	19,238
BYD Electronic International Co., Ltd.	9,500	31,940
China Everbright Environment Group, Ltd.	45,000	18,195
China Merchants Port Holdings Co., Ltd.	17,320	23,005
China Power International Development, Ltd.	63,000	25,450
China Resources Beer Holdings Co., Ltd.	22,000	100,696
China Resources Pharmaceutical Group, Ltd.*	23,000	14,930
China Resources Power Holdings Co., Ltd.	24,000	59,826
China Taiping Insurance Holdings Co., Ltd.	21,600	19,666
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	17,439
CITIC, Ltd.	78,000	73,661
CSPC Pharmaceutical Group, Ltd.	116,320	95,845
Fosun International, Ltd.	37,000	21,933
Guangdong Investment, Ltd.	38,000	19,832
Hua Hong Semiconductor, Ltd.*†	6,000	11,897
Lenovo Group, Ltd.	100,000	113,262
Sinotruk Hong Kong, Ltd.	10,000	24,940
Yuexiu Property Co., Ltd.	28,000	16,801
		708,556
Hungary — 0.3%
MOL Hungarian Oil & Gas PLC	6,654	54,575
OTP Bank Nyrt	3,169	156,931
Richter Gedeon Nyrt	1,902	48,429
		259,935
India — 17.0%
ABB India, Ltd.	636	49,675
Adani Enterprises, Ltd.	2,236	81,333
Adani Green Energy, Ltd.†	4,007	85,492
Adani Ports & Special Economic Zone, Ltd.	6,474	101,932
Adani Power, Ltd.†	9,733	70,937
Ambuja Cements, Ltd.	7,361	54,352
APL Apollo Tubes, Ltd.	2,071	38,838
Apollo Hospitals Enterprise, Ltd.	1,234	88,060
Ashok Leyland, Ltd.	21,453	49,111
Asian Paints, Ltd.	4,678	161,175
Astral, Ltd.	1,323	33,388
AU Small Finance Bank, Ltd.*	2,023	15,235
Aurobindo Pharma, Ltd.	3,322	45,413
Avenue Supermarts, Ltd.*†	1,977	109,101
Axis Bank, Ltd.	28,722	400,095
Bajaj Auto, Ltd.	798	85,262
Bajaj Finance, Ltd.	3,436	283,609
Bajaj Finserv, Ltd.	4,870	93,822
Security Description	Shares or Principal Amount	Value

India (continued)
Bajaj Holdings & Investment, Ltd.	357	$ 34,954
Balkrishna Industries, Ltd.	1,036	30,130
Bandhan Bank, Ltd.*	9,067	20,361
Bank of Baroda	13,447	44,820
Berger Paints India, Ltd.	3,135	19,194
Bharat Electronics, Ltd.	44,040	122,754
Bharat Forge, Ltd.	2,445	37,046
Bharat Petroleum Corp., Ltd.	9,710	70,233
Bharti Airtel, Ltd.	28,040	444,590
Britannia Industries, Ltd.	1,339	76,547
CG Power & Industrial Solutions, Ltd.	7,559	49,769
Cholamandalam Investment & Finance Co., Ltd.	4,836	69,153
Cipla, Ltd.	6,084	101,920
Coal India, Ltd.	19,791	107,018
Colgate-Palmolive India, Ltd.	1,376	46,452
Container Corp. Of India, Ltd.	2,762	33,740
Cummins India, Ltd.	1,868	72,606
Dabur India, Ltd.	6,181	37,571
Divi's Laboratories, Ltd.	1,452	69,614
DLF, Ltd.	7,657	81,210
Dr Reddy's Laboratories, Ltd.	1,335	98,937
Eicher Motors, Ltd.	1,700	93,699
GAIL India, Ltd.	29,109	72,448
Godrej Consumer Products, Ltd.	5,234	77,076
Godrej Properties, Ltd.†	1,798	56,357
Grasim Industries, Ltd.	3,327	95,589
Havells India, Ltd.	2,980	59,501
HCL Technologies, Ltd.	12,052	195,931
HDFC Asset Management Co., Ltd.*	1,046	48,597
HDFC Bank, Ltd.	35,379	642,502
HDFC Life Insurance Co., Ltd.*	12,121	84,864
Hero MotoCorp, Ltd.	1,387	75,639
Hindalco Industries, Ltd.	15,869	122,461
Hindustan Aeronautics, Ltd.	2,568	121,115
Hindustan Petroleum Corp., Ltd.	7,311	42,960
Hindustan Unilever, Ltd.	10,444	279,590
ICICI Bank, Ltd.	65,231	899,168
ICICI Lombard General Insurance Co., Ltd.*	2,658	54,059
ICICI Prudential Life Insurance Co., Ltd.*	4,024	27,517
IDFC First Bank, Ltd.†	42,501	41,481
Indian Hotels Co., Ltd.	10,791	73,936
Indian Oil Corp., Ltd.	36,076	72,168
Indian Railway Catering & Tourism Corp., Ltd.	3,145	38,986
Indraprastha Gas, Ltd.	3,557	20,113
IndusInd Bank, Ltd.	3,579	64,717
Info Edge India, Ltd.	950	68,420
Infosys, Ltd.	42,003	710,706
InterGlobe Aviation, Ltd.*†	1,692	80,829
ITC, Ltd.	38,089	198,510
Jindal Steel & Power, Ltd.	4,498	49,864
Jio Financial Services, Ltd.†	41,193	185,076
JSW Steel, Ltd.	7,619	80,282
Jubilant Foodworks, Ltd.	5,085	28,004
Kotak Mahindra Bank, Ltd.	13,631	263,024
Larsen & Toubro, Ltd.	8,473	363,343
LTIMindtree, Ltd.*	1,134	63,434
Lupin, Ltd.	2,494	49,252
Macrotech Developers, Ltd.*	3,185	46,751
Mahindra & Mahindra, Ltd.	11,775	303,288
Marico, Ltd.	6,506	40,303
Maruti Suzuki India, Ltd.	1,651	252,185
Max Healthcare Institute, Ltd.	9,900	98,933
Mphasis, Ltd.	1,114	30,855

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
MRF, Ltd.	17	$ 27,081
Muthoot Finance, Ltd.	1,484	30,348
Nestle India, Ltd.	4,174	125,281
NTPC, Ltd.	55,297	239,865
Oil & Natural Gas Corp., Ltd.	40,363	136,121
Page Industries, Ltd.	62	25,795
Persistent Systems, Ltd.	1,276	51,499
Petronet LNG, Ltd.†	9,779	36,115
PI Industries, Ltd.	1,010	43,795
Pidilite Industries, Ltd.	1,771	64,521
Polycab India, Ltd.	546	37,000
Power Finance Corp., Ltd.	19,289	100,353
Power Grid Corp. of India, Ltd.	56,072	202,934
REC, Ltd.	17,087	103,111
Reliance Industries, Ltd.	38,432	1,344,972
Samvardhana Motherson International, Ltd.	23,245	36,214
SBI Cards & Payment Services, Ltd.	2,884	25,047
SBI Life Insurance Co., Ltd.*	5,801	99,367
Shree Cement, Ltd.	111	32,489
Shriram Finance, Ltd.	3,591	108,755
Siemens, Ltd.	913	63,364
Sona BLW Precision Forgings, Ltd.*	5,192	38,834
SRF, Ltd.	1,702	53,288
State Bank of India	22,387	218,635
Sun Pharmaceutical Industries, Ltd.	11,875	213,222
Supreme Industries, Ltd.	787	47,491
Suzlon Energy, Ltd.†	111,472	54,377
Tata Communications, Ltd.	1,382	28,458
Tata Consultancy Services, Ltd.	11,584	530,832
Tata Consumer Products, Ltd.	7,062	93,636
Tata Elxsi, Ltd.	477	40,260
Tata Motors, Ltd.	12,027	144,951
Tata Motors, Ltd., Class A	21,255	172,544
Tata Power Co., Ltd.	19,071	101,759
Tata Steel, Ltd.	94,670	185,766
Tech Mahindra, Ltd.	6,969	104,337
Titan Co., Ltd.	4,421	190,066
Torrent Pharmaceuticals, Ltd.	1,084	34,361
Trent, Ltd.	2,265	119,143
Tube Investments of India, Ltd.	1,374	61,308
TVS Motor Co., Ltd.	2,672	65,895
UltraTech Cement, Ltd.	1,450	172,481
United Spirits, Ltd.	2,861	40,217
UPL, Ltd.	6,028	36,452
Varun Beverages, Ltd.	5,982	106,027
Vedanta, Ltd.	9,884	47,288
Wipro, Ltd.	16,972	93,428
Yes Bank, Ltd.†	165,174	51,291
Zomato, Ltd.†	65,820	151,180
		15,920,536
Indonesia — 1.6%
Adaro Energy Indonesia Tbk PT	183,600	30,605
Amman Mineral Internasional PT†	83,200	49,531
Astra International Tbk PT	260,900	82,415
Bank Central Asia Tbk PT	698,200	418,508
Bank Mandiri Persero Tbk PT	472,300	199,342
Bank Negara Indonesia Persero Tbk PT	181,200	58,231
Bank Rakyat Indonesia Persero Tbk PT	862,900	260,231
Barito Pacific Tbk PT	306,794	19,161
Charoen Pokphand Indonesia Tbk PT	92,900	28,291
GoTo Gojek Tokopedia Tbk PT†	10,682,100	41,328
Security Description	Shares or Principal Amount	Value

Indonesia (continued)
Indah Kiat Pulp & Paper Corp. PT	36,200	$ 20,791
Indofood CBP Sukses Makmur Tbk PT	20,800	13,860
Indofood Sukses Makmur Tbk PT	47,000	18,029
Kalbe Farma Tbk PT	224,100	20,068
Merdeka Copper Gold Tbk PT†	126,500	20,471
Sarana Menara Nusantara Tbk PT	189,300	9,344
Semen Indonesia Persero Tbk PT	34,700	9,937
Sumber Alfaria Trijaya Tbk PT	203,900	36,630
Telkom Indonesia Persero Tbk PT	614,200	119,379
Unilever Indonesia Tbk PT	91,400	14,672
United Tractors Tbk PT	19,500	29,765
		1,500,589
Kuwait — 0.8%
Agility Public Warehousing Co. KSCP	19,532	19,893
Boubyan Bank KSCP	16,469	31,437
Gulf Bank KSCP	23,979	20,077
Kuwait Finance House KSCP	118,829	277,274
Mabanee Co. KPSC	11,673	29,789
Mobile Telecommunications Co. KSCP	21,217	33,545
National Bank of Kuwait SAKP	101,415	284,280
		696,295
Luxembourg — 0.1%
Allegro.eu SA*†	5,091	42,515
Reinet Investments SCA	1,465	34,426
		76,941
Malaysia — 1.2%
AMMB Holdings Bhd	15,800	13,889
Axiata Group Bhd	30,600	18,138
CELCOMDIGI Bhd	32,000	27,644
CIMB Group Holdings Bhd	84,200	116,318
Dialog Group Bhd	47,800	24,084
Gamuda Bhd	26,600	29,375
Genting Bhd	23,000	21,739
Genting Malaysia Bhd	28,800	15,881
Hong Leong Bank Bhd	8,500	34,320
IHH Healthcare Bhd	22,700	30,104
Inari Amertron Bhd	40,600	26,207
IOI Corp. Bhd	27,900	23,739
Kuala Lumpur Kepong Bhd	4,800	23,196
Malayan Banking Bhd	64,500	131,474
Malaysia Airports Holdings Bhd	12,300	25,774
Maxis Bhd	24,800	19,040
MISC Bhd	15,100	25,165
MR DIY Group M Bhd*	45,200	14,769
Nestle Malaysia Bhd	1,100	29,290
Petronas Chemicals Group Bhd	30,400	43,170
Petronas Dagangan Bhd	3,700	16,789
Petronas Gas Bhd	7,200	27,107
PPB Group Bhd	8,200	26,997
Press Metal Aluminium Holdings Bhd	48,700	54,785
Public Bank Bhd	185,100	159,778
QL Resources Bhd	11,600	15,601
RHB Bank Bhd	19,700	22,696
Sime Darby Bhd	26,300	15,423
Sime Darby Plantation Bhd	23,000	21,511
Tenaga Nasional Bhd	35,400	88,679
		1,142,682
Mexico — 2.5%
Alfa SAB de CV, Class A	38,800	28,402
America Movil SAB de CV	238,900	227,594

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mexico (continued)
Arca Continental SAB de CV	6,800	$ 66,155
Banco del Bajio SA*	9,800	36,223
Cemex SAB de CV CPO†	193,400	152,975
Coca-Cola Femsa SAB de CV	7,385	73,110
Fibra Uno Administracion SA de CV	37,300	53,389
Fomento Economico Mexicano SAB de CV	24,800	291,680
Gruma SAB de CV, Class B	2,455	48,153
Grupo Aeroportuario del Centro Norte SAB de CV	3,700	40,877
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	87,691
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	85,916
Grupo Bimbo SAB de CV, Class A	17,400	72,746
Grupo Carso SAB de CV, Class A1	7,200	56,320
Grupo Financiero Banorte SAB de CV, Class O	33,000	327,327
Grupo Financiero Inbursa SAB de CV, Class O†	23,700	65,314
Grupo Mexico SAB de CV, Class B	39,700	245,327
Industrias Penoles SAB de CV†	1,630	23,319
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	36,113
Ollamani SAB†	1,540	3,147
Operadora De Sites Mexicanos SAB de CV	14,700	16,596
Orbia Advance Corp SAB de CV	12,000	19,642
Prologis Property Mexico SA de CV	8,329	32,712
Promotora y Operadora de Infraestructura SAB de CV	2,130	21,335
Wal-Mart de Mexico SAB de CV	66,600	248,233
		2,360,296
Netherlands — 0.0%
NEPI Rockcastle NV	5,148	34,681
X5 Retail Group NV GDR†(1)(2)	1,555	0
Yandex NV, Class A†(1)(2)	4,192	0
		34,681
Peru — 0.1%
Cia de Minas Buenaventura SAA ADR	2,325	40,223
Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	15,558
Ayala Corp.	2,995	31,817
Ayala Land, Inc.	89,800	44,530
Bank of the Philippine Islands	25,015	55,229
BDO Unibank, Inc.	29,640	76,049
International Container Terminal Services, Inc.	11,660	67,104
JG Summit Holdings, Inc.	39,165	22,985
Jollibee Foods Corp.	4,780	19,427
Manila Electric Co.	2,750	17,564
Metropolitan Bank & Trust Co.	18,723	22,658
PLDT, Inc.	840	19,602
SM Investments Corp.	3,160	51,798
SM Prime Holdings, Inc.	134,700	65,154
Universal Robina Corp.	10,620	19,040
		528,515
Poland — 0.9%
Bank Polska Kasa Opieki SA	2,138	88,439
Budimex SA	165	27,848
CD Projekt SA	878	25,545
Dino Polska SA*†	619	59,393
KGHM Polska Miedz SA	1,972	68,088
LPP SA	14	53,946
mBank SA†	186	31,286
Orlen SA	7,580	123,629
PGE Polska Grupa Energetyczna SA†	10,070	14,996
Powszechna Kasa Oszczednosci Bank Polski SA	11,188	165,934
Security Description	Shares or Principal Amount	Value

Poland (continued)
Powszechny Zaklad Ubezpieczen SA	7,578	$ 95,376
Santander Bank Polska SA	376	51,592
		806,072
Qatar — 0.7%
Barwa Real Estate Co.	34,884	26,894
Commercial Bank PSQC	42,642	48,495
Dukhan Bank	21,946	23,210
Industries Qatar QSC	18,088	60,729
Masraf Al Rayan QSC	71,297	49,125
Mesaieed Petrochemical Holding Co.	45,719	24,132
Ooredoo Q.P.S.C.	6,504	17,828
Qatar Electricity & Water Co. QSC	4,301	18,027
Qatar Fuel QSC	6,324	25,109
Qatar Gas Transport Co., Ltd.	31,459	34,542
Qatar International Islamic Bank QSC	10,876	30,025
Qatar Islamic Bank SAQ	20,610	103,553
Qatar National Bank Q.P.S.C.	57,545	219,050
		680,719
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	158,896	0
Lukoil PJSC ADR(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Mobile TeleSystems PJSC ADR†(1)(2)	5,342	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Phosagro PJSC†(1)(2)	13	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
		0
Saudi Arabia — 4.0%
ACWA Power Co.	1,148	122,110
Advanced Petrochemical Co.	1,578	17,923
Al Rajhi Bank	24,820	528,192
Alinma Bank	15,703	139,346
Almarai Co. JSC	3,390	51,338
Arab National Bank	7,328	60,097
Arabian Internet & Communications Services Co.	329	30,455
Bank AlBilad	8,015	76,050
Bank Al-Jazira†	6,703	28,915
Banque Saudi Fransi	7,816	76,352
Bupa Arabia for Cooperative Insurance Co.	961	61,653
Co. for Cooperative Insurance	957	37,890
Dallah Healthcare Co.	428	18,611
Dar Al Arkan Real Estate Development Co.†	7,423	26,312
Dr. Sulaiman Al Habib Medical Services Group Co.	1,093	90,465
Elm Co.	315	76,766
Etihad Etisalat Co.	4,752	65,892
Jarir Marketing Co.	6,400	23,077
Mobile Telecommunications Co. Saudi Arabia	5,798	18,656
Mouwasat Medical Services Co.	982	35,181
Nahdi Medical Co.	517	19,028
National Industrialization Co.†	4,020	14,947
Power & Water Utility Co. for Jubail & Yanbu	1,012	17,520
Rabigh Refining & Petrochemical Co.†	2,559	5,127
Riyad Bank	18,467	136,294
SABIC Agri-Nutrients Co.	2,864	88,401
Sahara International Petrochemical Co.	4,799	43,767

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Saudi Arabia (continued)
Saudi Arabian Mining Co.†	16,429	$ 221,421
Saudi Arabian Oil Co.*	33,717	270,674
Saudi Aramco Base Oil Co.	594	23,995
Saudi Awwal Bank	12,910	139,958
Saudi Basic Industries Corp.	11,300	254,550
Saudi Electricity Co.	11,038	54,683
Saudi Industrial Investment Group	4,949	30,607
Saudi Investment Bank	6,604	29,667
Saudi Kayan Petrochemical Co.†	10,442	26,022
Saudi National Bank	37,134	371,380
Saudi Research & Media Group†	462	29,631
Saudi Tadawul Group Holding Co.	458	32,319
Saudi Telecom Co.	25,110	252,034
Savola Group	3,609	48,500
Yanbu National Petrochemical Co.	3,335	34,388
		3,730,194
Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	19,916
South Africa — 2.5%
Absa Group, Ltd.	10,741	82,979
Anglo American Platinum, Ltd.	710	24,672
Aspen Pharmacare Holdings, Ltd.	4,858	57,895
Bid Corp., Ltd.	4,316	98,926
Bidvest Group, Ltd.	3,426	44,737
Capitec Bank Holdings, Ltd.	1,095	135,510
Clicks Group, Ltd.	3,106	48,122
Discovery, Ltd.	6,646	42,487
Exxaro Resources, Ltd.	3,207	30,814
FirstRand, Ltd.	65,042	224,049
Gold Fields, Ltd.	11,308	184,307
Harmony Gold Mining Co., Ltd.	6,594	57,165
Impala Platinum Holdings, Ltd.	10,887	49,590
Kumba Iron Ore, Ltd.	844	20,607
MTN Group, Ltd.	21,231	101,316
Naspers, Ltd.	2,359	451,455
Nedbank Group, Ltd.	5,570	67,710
Northam Platinum Holdings, Ltd.	4,333	28,786
Old Mutual, Ltd.	61,491	36,004
OUTsurance Group, Ltd.	11,213	24,150
Pepkor Holdings, Ltd.*	16,088	15,185
Remgro, Ltd.	5,915	38,453
Sanlam, Ltd.	23,915	86,397
Sasol, Ltd.	7,454	52,247
Shoprite Holdings, Ltd.	6,487	86,679
Sibanye Stillwater, Ltd.	35,477	40,936
Standard Bank Group, Ltd.	16,842	158,459
Vodacom Group, Ltd.	7,455	35,656
Woolworths Holdings, Ltd.	11,889	38,181
		2,363,474
South Korea — 11.5%
Amorepacific Corp.	423	51,795
Celltrion Pharm, Inc.†	249	17,233
Celltrion, Inc.	1,952	266,455
CJ CheilJedang Corp.	113	27,500
CosmoAM&T Co., Ltd.†	304	33,241
Coway Co., Ltd.	543	21,705
DB Insurance Co., Ltd.	563	39,520
Doosan Bobcat, Inc.	500	18,610
Doosan Enerbility Co., Ltd.†	5,807	70,074
Ecopro BM Co., Ltd.†	600	101,603
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Ecopro Co., Ltd.†	1,265	$ 96,005
GS Holdings Corp.	649	20,902
Hana Financial Group, Inc.	3,706	155,989
Hankook Tire & Technology Co., Ltd.	947	40,370
Hanmi Pharm Co., Ltd.	79	17,983
Hanmi Semiconductor Co., Ltd.	561	52,847
Hanwha Aerospace Co., Ltd.	453	69,105
Hanwha Ocean Co, Ltd.†	817	18,859
Hanwha Solutions Corp.	1,512	27,590
HD Hyundai Co., Ltd.	510	24,666
HD Hyundai Mipo†	311	16,761
HLB, Inc.†	1,245	99,668
HMM Co., Ltd.	3,345	38,319
Hotel Shilla Co., Ltd.	288	12,394
HYBE Co., Ltd.	243	35,491
Hyundai Engineering & Construction Co., Ltd.	947	24,250
Hyundai Glovis Co., Ltd.	203	26,506
Hyundai Heavy Industries Co., Ltd.†	234	23,218
Hyundai Mobis Co., Ltd.	780	128,116
Hyundai Motor Co.	1,742	312,312
Hyundai Motor Co. (2nd Preference Shares)	480	54,630
Hyundai Motor Co. (Preference Shares)	195	22,109
Hyundai Steel Co.	1,079	25,146
Industrial Bank of Korea	2,725	27,395
JYP Entertainment Corp.	370	17,696
Kakao Corp.	3,999	138,295
KakaoBank Corp.	2,150	38,834
Kakaopay Corp.†	374	9,385
Kangwon Land, Inc.	1,186	13,086
KB Financial Group, Inc.	4,854	263,043
Kia Corp.	3,300	279,132
Korea Aerospace Industries, Ltd.	931	34,740
Korea Electric Power Corp.†	3,329	50,988
Korea Investment Holdings Co., Ltd.	528	25,599
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	43,616
Korea Zinc Co., Ltd.	103	34,445
Korean Air Lines Co., Ltd.	2,137	32,297
Krafton, Inc.†	375	64,312
KT Corp.	681	16,885
KT&G Corp.	1,349	86,967
Kum Yang Co., Ltd.†	406	27,216
Kumho Petrochemical Co., Ltd.	203	20,225
L&F Co., Ltd.†	302	35,530
LG Chem, Ltd.	624	178,736
LG Chem, Ltd. (Preference Shares)	87	16,703
LG Corp.	1,184	67,119
LG Display Co., Ltd.†	3,126	23,660
LG Electronics, Inc.	1,325	88,238
LG Energy Solution, Ltd.†	592	165,199
LG H&H Co., Ltd.	134	40,315
LG Innotek Co., Ltd.	178	28,196
Lotte Chemical Corp.	224	17,358
Meritz Financial Group, Inc.	1,285	72,959
Mirae Asset Securities Co., Ltd.	3,672	19,924
NAVER Corp.	1,677	220,783
NCSoft Corp.	193	24,369
Netmarble Corp.*†	264	10,633
NH Investment & Securities Co, Ltd.	1,642	14,778
Orion Corp.	289	19,382
POSCO Future M Co., Ltd.	407	81,692
Posco DX Co, Ltd.	684	20,052
POSCO Holdings, Inc.	909	263,832
Posco International Corp.	696	22,946

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
Samsung Biologics Co., Ltd.*†	224	$ 126,160
Samsung C&T Corp.	1,041	112,159
Samsung E&A Co., Ltd.†	1,634	30,961
Samsung Electro-Mechanics Co., Ltd.	711	79,079
Samsung Electronics Co., Ltd.	60,437	3,345,073
Samsung Electronics Co., Ltd. (Preference Shares)	10,657	499,430
Samsung Fire & Marine Insurance Co., Ltd.	403	89,827
Samsung Heavy Industries Co., Ltd.†	8,827	59,958
Samsung Life Insurance Co., Ltd.	978	61,640
Samsung SDI Co., Ltd.	699	216,034
Samsung SDS Co., Ltd.	443	50,818
Samsung Securities Co. Ltd.	706	19,261
Shinhan Financial Group Co., Ltd.	5,638	188,696
SK Biopharmaceuticals Co., Ltd.†	407	25,700
SK Bioscience Co., Ltd.†	260	11,004
SK Hynix, Inc.	6,908	845,488
SK IE Technology Co., Ltd.*†	193	8,156
SK Innovation Co., Ltd.†	807	64,591
SK Square Co., Ltd.†	1,213	66,293
SK Telecom Co., Ltd.	604	22,376
SK, Inc.	462	55,133
SKC Co., Ltd.†	252	19,968
S-Oil Corp.	578	30,345
Woori Financial Group, Inc.	7,094	72,739
Yuhan Corp.	757	39,543
		10,787,964
Taiwan — 16.2%
Accton Technology Corp.	6,000	83,923
Acer, Inc.	41,000	56,778
Advantech Co., Ltd.	7,148	83,190
ASE Technology Holding Co., Ltd.	40,000	180,817
Asia Cement Corp.	22,000	29,528
Asustek Computer, Inc.	10,000	131,918
AUO Corp.	83,200	46,660
Catcher Technology Co., Ltd.	10,000	66,869
Cathay Financial Holding Co., Ltd.	121,000	187,616
Chang Hwa Commercial Bank, Ltd.	47,791	26,748
Cheng Shin Rubber Industry Co., Ltd.	25,000	36,191
China Airlines, Ltd.	38,000	24,448
China Development Financial Holding Corp.†	201,451	84,436
China Steel Corp.	143,000	109,129
Chunghwa Telecom Co., Ltd.	44,000	167,328
Compal Electronics, Inc.	61,000	66,988
CTBC Financial Holding Co., Ltd.	220,000	229,828
Delta Electronics, Inc.	25,000	245,829
E Ink Holdings, Inc.	11,000	70,727
E.Sun Financial Holding Co., Ltd.	170,629	143,661
Eclat Textile Co., Ltd.	2,000	31,637
eMemory Technology, Inc.	1,000	68,144
Eva Airways Corp.	35,000	38,161
Evergreen Marine Corp. Taiwan, Ltd.	13,000	75,706
Far Eastern New Century Corp.	27,000	26,949
Far EasTone Telecommunications Co., Ltd.	20,000	49,620
Feng TAY Enterprise Co., Ltd.	5,913	29,383
First Financial Holding Co., Ltd.	130,066	109,242
Formosa Chemicals & Fibre Corp.	43,000	73,371
Formosa Petrochemical Corp.	14,000	30,963
Formosa Plastics Corp.	44,000	92,674
Fubon Financial Holding Co., Ltd.	98,722	208,998
Gigabyte Technology Co., Ltd.	7,000	64,067
Global Unichip Corp.	1,000	41,991
Security Description	Shares or Principal Amount	Value

Taiwan (continued)
Globalwafers Co., Ltd.	3,000	$ 47,836
Hon Hai Precision Industry Co., Ltd.	157,200	750,202
Hotai Motor Co., Ltd.	4,080	77,672
Hua Nan Financial Holdings Co., Ltd.	102,833	74,654
Innolux Corp.	95,432	41,719
Inventec Corp.	37,000	60,223
Largan Precision Co., Ltd.	1,000	67,036
Lite-On Technology Corp.	29,000	88,120
MediaTek, Inc.	19,000	575,414
Mega Financial Holding Co., Ltd.	141,602	173,705
Micro-Star International Co., Ltd.	11,000	53,702
momo.com, Inc.	1,320	17,943
Nan Ya Plastics Corp.	58,000	101,025
Nan Ya Printed Circuit Board Corp.	3,000	17,051
Nanya Technology Corp.	16,000	32,069
Nien Made Enterprise Co., Ltd.	2,000	23,390
Novatek Microelectronics Corp.	7,000	132,407
Pegatron Corp.	30,000	89,783
PharmaEssentia Corp.†	3,000	27,032
Pou Chen Corp.	21,000	23,229
Powerchip Semiconductor Manufacturing Corp.†	38,000	26,649
President Chain Store Corp.	6,000	50,535
Quanta Computer, Inc.	35,000	277,967
Realtek Semiconductor Corp.	6,000	95,095
Ruentex Development Co., Ltd.	17,955	21,199
Shanghai Commercial & Savings Bank, Ltd.	45,000	64,183
Shin Kong Financial Holding Co., Ltd.†	120,598	31,955
SinoPac Financial Holdings Co., Ltd.	125,841	84,808
Synnex Technology International Corp.	15,000	36,707
Taishin Financial Holding Co., Ltd.	126,196	69,531
Taiwan Business Bank	73,728	38,323
Taiwan Cement Corp.	78,512	77,264
Taiwan Cooperative Financial Holding Co., Ltd.	120,926	97,295
Taiwan High Speed Rail Corp.	15,000	13,770
Taiwan Mobile Co., Ltd.	17,000	54,324
Taiwan Semiconductor Manufacturing Co., Ltd.	311,000	7,493,726
Unimicron Technology Corp.	17,000	94,607
Uni-President Enterprises Corp.	59,000	138,471
United Microelectronics Corp.	143,000	221,704
Vanguard International Semiconductor Corp.	13,000	34,220
Voltronic Power Technology Corp.	1,000	47,578
Walsin Lihwa Corp.	35,000	39,664
Winbond Electronics Corp.	40,000	31,622
Wistron Corp.	35,000	119,370
Wiwynn Corp.	1,000	72,220
WPG Holdings, Ltd.	20,000	54,193
Yageo Corp.	4,775	91,478
Yang Ming Marine Transport Corp.	20,000	32,078
Yuanta Financial Holding Co., Ltd.	119,850	112,624
		15,110,890
Thailand — 1.4%
Advanced Info Service PCL NVDR	15,700	83,469
Airports of Thailand PCL NVDR	57,200	100,348
Bangkok Dusit Medical Services PCL NVDR	126,400	98,722
Bangkok Expressway & Metro PCL	106,300	23,807
Banpu PCL	52,771	7,903
BTS Group Holdings PCL NVDR	107,600	18,323
Bumrungrad Hospital PCL	4,600	30,410
Central Pattana PCL NVDR	31,200	53,345
Central Retail Corp. PCL NVDR	20,508	18,994
Charoen Pokphand Foods PCL NVDR	51,700	27,547
CP ALL PCL NVDR	76,500	118,287

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Thailand (continued)
Delta Electronics Thailand PCL NVDR	42,000	$ 78,591
Energy Absolute PCL NVDR	22,100	18,093
Gulf Energy Development PCL NVDR	40,900	44,441
Home Product Center PCL NVDR	84,300	23,494
Indorama Ventures PCL NVDR	24,900	15,916
Intouch Holdings PCL NVDR	15,000	27,031
Kasikornbank PCL NVDR	8,400	29,518
Krung Thai Bank PCL NVDR	46,300	20,953
Land & Houses PCL NVDR	102,700	20,563
Minor International PCL NVDR	35,300	31,390
PTT Exploration & Production PCL NVDR	18,100	76,488
PTT Global Chemical PCL NVDR	28,700	28,313
PTT Oil & Retail Business PCL NVDR	37,000	18,627
PTT PCL NVDR	133,900	121,799
SCB X PCL NVDR	11,600	33,227
Siam Cement PCL NVDR	10,600	70,870
Thai Oil PCL NVDR	15,100	22,094
True Corp. PCL NVDR†	88,527	18,324
		1,280,887
Turkey — 0.7%
Akbank Turk AS	36,733	67,497
Aselsan Elektronik Sanayi Ve Ticaret AS	19,464	36,512
BIM Birlesik Magazalar AS	5,965	71,255
Eregli Demir ve Celik Fabrikalari TAS	17,018	22,607
Ford Otomotiv Sanayi AS	887	30,516
Haci Omer Sabanci Holding AS	12,699	36,112
KOC Holding AS	9,241	64,548
Pegasus Hava Tasimaciligi AS†	590	18,780
Sasa Polyester Sanayi AS†	13,355	16,966
Tofas Turk Otomobil Fabrikasi AS	1,503	12,757
Tupras Turkiye Petrol Rafinerileri AS	11,200	67,639
Turk Hava Yollari AO†	7,380	74,288
Turkcell Iletisim Hizmetleri AS	15,252	37,919
Turkiye Is Bankasi AS	105,968	44,758
Turkiye Sise ve Cam Fabrikalari AS	17,135	26,614
Yapi ve Kredi Bankasi AS	36,655	36,608
		665,376
United Arab Emirates — 1.1%
Abu Dhabi Commercial Bank PJSC	35,809	81,376
Abu Dhabi Islamic Bank PJSC	17,488	53,100
Abu Dhabi National Oil Co. PJSC	34,636	32,925
Agility Global PLC†(1)	39,064	13,805
Aldar Properties PJSC	50,036	74,397
Americana Restaurants International PLC	33,708	30,486
Dubai Islamic Bank PJSC	33,737	51,065
Emaar Properties PJSC	84,929	189,985
Emirates NBD Bank PJSC	23,791	109,985
Emirates Telecommunications Group Co. PJSC	43,155	198,333
First Abu Dhabi Bank PJSC	55,085	187,017
Multiply Group PJSC†	43,101	26,927
		1,049,401
United Kingdom — 0.1%
Anglogold Ashanti PLC	5,570	128,140
Security Description		Shares or Principal Amount	Value

United States — 0.3%
Southern Copper Corp.		1,032	$ 120,403
Yum China Holdings, Inc.		5,335	194,781
			315,184
Total Common Stocks (cost $83,616,987)			84,987,619
CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd.
5.50%, 06/03/2024 (cost $566)	INR	41,180	492
UNAFFILIATED INVESTMENT COMPANIES — 3.9%
United States — 3.9%
iShares MSCI China A ETF (cost $4,515,029)		136,900	3,638,802
WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No 8 PCL Expires 11/20/2026†		21,520	64
BTS Group Holdings PCL Expires 11/07/2024†		10,760	3
Srisawad Corp. PCL Expires 08/29/2025†		320	9
Total Warrants (cost $0)			76
Total Long-Term Investment Securities (cost $88,132,582)			88,626,989
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.24%, 05/09/2024(3)		$ 100,000	99,884
5.24%, 05/23/2024(3)		50,000	49,840
5.24%, 08/27/2024(3)		50,000	49,141
Total Short-Term Investments (cost $198,865)			198,865
TOTAL INVESTMENTS (cost $88,331,447)		95.0%	88,825,854
Other assets less liabilities		5.0	4,668,661
NET ASSETS		100.0%	$93,494,515
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $3,561,399 representing 3.8% of net assets.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	01/28/2021	27,678	$79,635
	05/04/2018	85,356	194,454
	05/30/2018	45,862	106,108
		158,896	380,197	$0	$0.00	0.0%
Lukoil PJSC ADR
	05/30/2018	1,724	115,966
	05/04/2018	3,791	246,225
		5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR
	05/04/2018	5,720	98,910
	05/30/2018	2,836	49,974
		8,556	148,884	0	0.00	0.0
Mobile TeleSystems PJSC ADR
	05/30/2018	1,630	16,186
	05/03/2018	2,565	26,258
	01/09/2020	1,147	12,003
		5,342	54,447	0	0.00	0.0
Novatek PJSC GDR
	05/04/2018	924	115,173
	05/30/2018	311	44,022
		1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/2021	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/2021	701	34,889	0	0.00	0.0
Phosagro PJSC
	05/04/2018	8	110
	05/30/2018	1	4
	07/28/2020	4	53
		13	167	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Phosagro PJSC GDR
	05/30/2018	44	$593
	05/04/2018	1,191	17,007
	07/28/2020	692	8,305
		1,927	25,905	$0	$0.00	0.0%
Polyus PJSC GDR	09/30/2021	852	68,456	0	0.00	0.0
Rosneft PJSC GDR
	05/04/2018	9,570	58,608
	05/30/2018	6,544	39,785
		16,114	98,393	0	0.00	0.0
Severstal PAO GDR
	05/04/2018	1,809	28,141
	05/30/2018	1,053	16,966
		2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR
	05/04/2018	6,836	31,487
	05/30/2018	3,705	16,724
		10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR
	05/04/2018	1,874	116,610
	05/30/2018	1,052	68,590
		2,926	185,200	0	0.00	0.0
VK Co., Ltd.	09/30/2021	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/2021	1,555	56,407	0	0.00	0.0
Yandex NV, Class A	01/27/2021	4,192	270,131	0	0.00	0.0
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
INR—Indian Rupee

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
96	Long	MSCI Emerging Markets Index	June 2024	$5,082,101	$5,001,600	$(80,501)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	15.3%
Semiconductors	14.7
Internet	11.4
Oil & Gas	4.6
Unaffiliated Investment Companies	3.9
Diversified Financial Services	3.7

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Industry Allocation*(continued)
Computers	3.2%
Auto Manufacturers	2.9
Telecommunications	2.4
Retail	2.2
Chemicals	2.1
Electronics	2.1
Insurance	2.0
Electric	1.9
Mining	1.8
Food	1.8
Iron/Steel	1.5
Pharmaceuticals	1.4
Real Estate	1.3
Beverages	1.3
Engineering & Construction	1.0
Software	1.0
Auto Parts & Equipment	0.8
Healthcare-Services	0.8
Building Materials	0.8
Electrical Components & Equipment	0.8
Commercial Services	0.7
Transportation	0.6
Miscellaneous Manufacturing	0.5
Biotechnology	0.4
Coal	0.4
Leisure Time	0.4
Machinery-Diversified	0.4
Cosmetics/Personal Care	0.4
Agriculture	0.3
Aerospace/Defense	0.3
Home Furnishings	0.3
Household Products/Wares	0.3
Holding Companies-Diversified	0.3
Lodging	0.3
Gas	0.3
Shipbuilding	0.3
Investment Companies	0.2
Airlines	0.2
Apparel	0.2
Metal Fabricate/Hardware	0.2
Short-Term Investments	0.2
Distribution/Wholesale	0.2
Energy-Alternate Sources	0.2
Entertainment	0.2
Forest Products & Paper	0.1
Water	0.1
Machinery-Construction & Mining	0.1
REITS	0.1
Packaging & Containers	0.1
95.0%
*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$150,208	$246,466	$—	$396,674
Brazil	4,457,682	—	—	4,457,682
British Virgin Islands	—	—	0	0
Cayman Islands	1,916,161	11,360,908	—	13,277,069
Chile	402,629	—	—	402,629
Colombia	104,824	—	—	104,824
Cyprus	—	—	0	0
Mexico	2,360,296	—	—	2,360,296
Netherlands	—	34,681	0	34,681
Peru	40,223	—	—	40,223
Russia	—	—	0	0
Thailand	62,120	1,218,767	—	1,280,887
United Arab Emirates	—	1,035,596	13,805	1,049,401
United States	315,184	—	—	315,184
Other Countries	—	61,268,069	—	61,268,069
Unaffiliated Investment Companies	3,638,802	—	—	3,638,802
Warrants	76	—	—	76
Corporate Bonds & Notes	—	492	—	492
Short-Term Investments	—	198,865	—	198,865
Total Investments at Value	$13,448,205	$75,363,844	$13,805	$88,825,854
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$80,501	$—	$—	$80,501
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 89.3%
Advertising — 0.3%
CMG Media Corp.
8.88%, 12/15/2027*	$ 475,000	$ 258,418
Interpublic Group of Cos., Inc.
3.38%, 03/01/2041	3,440,000	2,443,659
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	75,000	66,754
4.63%, 03/15/2030*	225,000	198,645
5.00%, 08/15/2027*	175,000	166,560
7.38%, 02/15/2031*	25,000	25,655
Stagwell Global LLC
5.63%, 08/15/2029*	1,025,000	917,720
		4,077,411
Aerospace/Defense — 1.5%
BAE Systems Holdings, Inc.
3.85%, 12/15/2025*	2,000,000	1,942,822
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,638,562
3.95%, 08/01/2059	2,670,000	1,668,671
5.81%, 05/01/2050	2,570,000	2,274,253
6.53%, 05/01/2034*	4,335,000	4,366,214
6.86%, 05/01/2054*	1,380,000	1,383,739
Lockheed Martin Corp.
3.55%, 01/15/2026	6,230,000	6,053,010
TransDigm, Inc.
5.50%, 11/15/2027	300,000	291,544
6.38%, 03/01/2029*	375,000	372,136
6.63%, 03/01/2032*	300,000	299,490
6.75%, 08/15/2028*	100,000	100,425
6.88%, 12/15/2030*	775,000	780,270
		21,171,136
Agriculture — 0.6%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,004,411
4.54%, 08/15/2047	5,625,000	4,209,211
		8,213,622
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.50%, 04/20/2026*	249,992	247,092
Apparel — 0.0%
Kontoor Brands, Inc.
4.13%, 11/15/2029*	275,000	244,293
William Carter Co.
5.63%, 03/15/2027*	275,000	267,675
		511,968
Auto Manufacturers — 1.7%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	2,769,400
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	400,000	384,005
4.00%, 11/13/2030	750,000	653,614
4.06%, 11/01/2024	200,000	198,019
4.13%, 08/17/2027	575,000	540,061
4.39%, 01/08/2026	200,000	194,330
5.11%, 05/03/2029	200,000	190,566
5.13%, 06/16/2025	575,000	568,925
6.13%, 03/08/2034	3,880,000	3,771,347
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/2025	$ 1,555,000	$ 1,529,855
5.20%, 04/01/2045	3,750,000	3,211,778
Hyundai Capital America
1.30%, 01/08/2026*	3,610,000	3,346,591
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	200,000	204,354
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,702,720
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,367,937
		24,633,502
Auto Parts & Equipment — 0.3%
Adient Global Holdings, Ltd.
4.88%, 08/15/2026*	450,000	432,710
7.00%, 04/15/2028*	50,000	50,513
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	275,560
8.50%, 05/15/2027*	975,000	976,285
Dana, Inc.
5.38%, 11/15/2027	200,000	193,261
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	500,000	412,939
IHO Verwaltungs GmbH
6.00%, 05/15/2027*(1)	225,000	221,074
6.38%, 05/15/2029*(1)	700,000	688,126
Real Hero Merger Sub 2, Inc.
6.25%, 02/01/2029*	500,000	428,346
ZF North America Capital, Inc.
6.75%, 04/23/2030*	150,000	150,312
6.88%, 04/14/2028*	250,000	251,672
7.13%, 04/14/2030*	150,000	153,373
		4,234,171
Banks — 17.2%
Associated Banc-Corp
4.25%, 01/15/2025	2,710,000	2,662,339
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	1,955,278
2.69%, 04/22/2032	5,600,000	4,614,038
2.88%, 10/22/2030	4,000,000	3,476,648
2.97%, 02/04/2033	3,600,000	2,972,007
3.71%, 04/24/2028	2,975,000	2,817,079
3.82%, 01/20/2028	3,170,000	3,025,726
3.95%, 04/21/2025	1,000,000	982,553
4.00%, 01/22/2025	3,500,000	3,453,201
4.18%, 11/25/2027	2,760,000	2,640,945
4.38%, 04/27/2028	6,360,000	6,147,214
4.57%, 04/27/2033	3,150,000	2,903,667
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,044,233
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	4,579,556
2.98%, 11/05/2030	1,390,000	1,211,977
3.06%, 01/25/2033	3,010,000	2,489,384
3.40%, 05/01/2026	3,340,000	3,205,254
3.52%, 10/27/2028	6,250,000	5,831,167
4.13%, 07/25/2028	1,340,000	1,261,998
4.30%, 11/20/2026	3,100,000	3,004,529
4.91%, 05/24/2033	3,880,000	3,641,394
5.17%, 02/13/2030	5,385,000	5,266,338
5.50%, 09/13/2025	2,500,000	2,493,784

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Comerica, Inc.
3.80%, 07/22/2026	$ 2,330,000	$ 2,206,840
5.98%, 01/30/2030	935,000	907,969
Fifth Third Bancorp
2.38%, 01/28/2025	1,765,000	1,721,036
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,522,532
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	5,000,000	4,001,362
2.62%, 04/22/2032	5,700,000	4,666,817
3.10%, 02/24/2033	4,225,000	3,514,970
3.81%, 04/23/2029	3,800,000	3,552,600
4.22%, 05/01/2029	3,125,000	2,965,239
4.39%, 06/15/2027	9,825,000	9,579,797
5.15%, 05/22/2045	3,000,000	2,747,553
5.73%, 04/25/2030	2,555,000	2,559,159
Huntington National Bank
4.55%, 05/17/2028	3,150,000	3,033,589
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	4,690,277
2.95%, 02/24/2028	2,310,000	2,150,180
2.96%, 01/25/2033	3,500,000	2,908,112
3.88%, 09/10/2024	10,500,000	10,432,321
4.32%, 04/26/2028	6,500,000	6,283,665
4.57%, 06/14/2030	8,570,000	8,191,165
5.35%, 06/01/2034	4,630,000	4,502,502
5.58%, 04/22/2030	3,330,000	3,327,048
8.00%, 04/29/2027	460,000	493,619
Morgan Stanley
1.59%, 05/04/2027	4,115,000	3,792,739
1.93%, 04/28/2032	5,000,000	3,916,651
2.94%, 01/21/2033	4,985,000	4,114,816
3.77%, 01/24/2029	2,000,000	1,876,795
3.95%, 04/23/2027	8,250,000	7,900,372
4.21%, 04/20/2028	6,500,000	6,261,119
4.46%, 04/22/2039	3,125,000	2,728,646
5.00%, 11/24/2025	2,000,000	1,979,167
5.66%, 04/18/2030	2,595,000	2,595,551
5.83%, 04/19/2035	3,010,000	3,008,787
PNC Bank NA
3.88%, 04/10/2025	3,110,000	3,055,059
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,299,412
State Street Corp.
4.42%, 05/13/2033	3,150,000	2,909,525
Truist Bank
3.80%, 10/30/2026	3,000,000	2,865,827
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,677,008
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	4,853,923
3.53%, 03/24/2028	5,600,000	5,284,503
3.91%, 04/25/2026	6,110,000	5,992,671
4.30%, 07/22/2027	4,800,000	4,624,783
4.90%, 11/17/2045	2,330,000	1,992,008
		244,368,023
Beverages — 2.8%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	3,270,000	2,942,640
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	$ 2,920,000	$ 2,521,680
Bacardi, Ltd.
2.75%, 07/15/2026*	1,340,000	1,256,019
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	9,236,589
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,039,761
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,154,941
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	275,911
4.35%, 05/09/2027	3,150,000	3,049,938
4.65%, 11/15/2028	5,335,000	5,154,890
5.25%, 11/15/2048	2,250,000	2,033,830
Keurig Dr Pepper, Inc.
4.42%, 05/25/2025	2,000,000	1,976,682
4.99%, 05/25/2038	1,340,000	1,209,018
PepsiCo, Inc.
1.95%, 10/21/2031	5,000,000	4,018,689
		39,870,588
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	4,641,939
5.25%, 03/02/2033	3,680,000	3,599,685
5.65%, 03/02/2053	3,630,000	3,483,643
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	946,058
2.80%, 09/15/2050	3,920,000	2,296,447
		14,967,772
Building Materials — 0.6%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	150,000	147,466
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,621,759
2.72%, 02/15/2030	1,265,000	1,091,523
CP Atlas Buyer, Inc.
7.00%, 12/01/2028*	475,000	427,975
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	700,000	693,728
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	2,994,329
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	150,000	148,969
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	175,000	158,490
Standard Industries, Inc.
5.00%, 02/15/2027*	875,000	842,852
		9,127,091
Chemicals — 0.2%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	150,000	152,981
Axalta Coating Systems LLC
3.38%, 02/15/2029*	350,000	305,775
Element Solutions, Inc.
3.88%, 09/01/2028*	400,000	360,034
H.B. Fuller Co.
4.25%, 10/15/2028	325,000	299,721
Herens Holdco Sarl
4.75%, 05/15/2028*	550,000	474,736

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	$ 175,000	$ 171,334
Olympus Water US Holding Corp.
6.25%, 10/01/2029*	675,000	608,323
9.75%, 11/15/2028*	375,000	397,920
WR Grace Holdings LLC
5.63%, 08/15/2029*	275,000	246,262
7.38%, 03/01/2031*	50,000	50,683
		3,067,769
Commercial Services — 2.6%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	200,000	200,442
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	700,000	594,313
6.63%, 07/15/2026*	52,000	51,862
9.75%, 07/15/2027*	450,000	448,296
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	2,977,049
Boost Newco Borrower LLC
7.50%, 01/15/2031*	625,000	645,057
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,019,050
4.00%, 05/01/2032	3,375,000	3,083,249
Equifax, Inc.
2.60%, 12/01/2024	1,750,000	1,717,576
3.25%, 06/01/2026	3,425,000	3,255,804
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	630,558
5.63%, 03/15/2042*	4,090,000	3,986,182
Garda World Security Corp.
6.00%, 06/01/2029*	600,000	530,451
7.75%, 02/15/2028*	250,000	252,742
9.50%, 11/01/2027*	522,000	519,601
Global Payments, Inc.
4.45%, 06/01/2028	870,000	829,830
4.80%, 04/01/2026	695,000	683,879
GXO Logistics, Inc.
1.65%, 07/15/2026	2,395,000	2,185,301
2.65%, 07/15/2031	2,825,000	2,240,777
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,177,634
United Rentals North America, Inc.
6.00%, 12/15/2029*	350,000	346,484
6.13%, 03/15/2034*	200,000	195,276
Verisk Analytics, Inc.
4.00%, 06/15/2025	250,000	244,894
4.13%, 03/15/2029	160,000	150,723
5.50%, 06/15/2045	3,560,000	3,318,556
ZipRecruiter, Inc.
5.00%, 01/15/2030*	200,000	175,939
		37,461,525
Computers — 2.1%
Apple, Inc.
1.65%, 05/11/2030	7,320,000	6,037,785
1.65%, 02/08/2031	7,000,000	5,661,279
2.80%, 02/08/2061	8,615,000	5,061,920
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,478,769
Security Description	Shares or Principal Amount	Value

Computers (continued)
Fortinet, Inc.
1.00%, 03/15/2026	$ 1,200,000	$ 1,100,786
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	809,242
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,512,557
3.63%, 05/15/2025	1,475,000	1,440,401
McAfee Corp.
7.38%, 02/15/2030*	1,050,000	972,584
NCR Voyix Corp.
5.13%, 04/15/2029*	475,000	436,483
NCR Atleos Corp.
9.50%, 04/01/2029*	250,000	265,748
NCR Voyix Corp.
5.00%, 10/01/2028*	125,000	115,120
Science Applications International Corp.
4.88%, 04/01/2028*	250,000	235,995
Seagate HDD Cayman
8.50%, 07/15/2031*	175,000	186,848
9.63%, 12/01/2032	331,500	371,861
		29,687,378
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	425,000	410,108
Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	400,000	350,518
4.00%, 01/15/2028*	50,000	46,026
BCPE Empire Holdings, Inc.
7.63%, 05/01/2027*	925,000	900,318
H&E Equipment Services, Inc.
3.88%, 12/15/2028*	250,000	221,222
		1,518,084
Diversified Financial Services — 2.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	1,830,000	1,705,020
3.40%, 10/29/2033	2,500,000	2,035,430
4.63%, 10/15/2027	3,150,000	3,040,341
5.30%, 01/19/2034	1,500,000	1,428,230
Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,472,025
Ally Financial, Inc.
5.75%, 11/20/2025	225,000	223,164
American Express Co.
4.05%, 05/03/2029	4,725,000	4,495,384
Capital One Financial Corp.
4.20%, 10/29/2025	1,690,000	1,647,057
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,879,501
Charles Schwab Corp.
3.63%, 04/01/2025	2,650,000	2,603,148
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,423,910
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,503,311
4.85%, 01/15/2027	3,475,000	3,407,649
6.50%, 01/20/2043	1,170,000	1,171,074
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	25,000	24,928
6.50%, 03/26/2031*	25,000	25,019

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
8.13%, 03/30/2029*	$ 300,000	$ 313,711
Navient Corp.
5.00%, 03/15/2027	50,000	47,137
5.50%, 03/15/2029	325,000	291,314
6.75%, 06/25/2025	175,000	174,449
6.75%, 06/15/2026	200,000	199,333
Nuveen Finance LLC
4.13%, 11/01/2024*	1,080,000	1,069,924
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc.
2.88%, 10/15/2026*	350,000	321,348
3.88%, 03/01/2031*	550,000	466,318
United Wholesale Mtg. LLC
5.50%, 11/15/2025*	400,000	393,463
5.75%, 06/15/2027*	500,000	479,813
		35,842,001
Electric — 5.2%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,036,390
Ameren Corp.
1.95%, 03/15/2027	1,090,000	989,404
3.65%, 02/15/2026	1,480,000	1,426,290
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	2,891,871
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	990,228
Calpine Corp.
5.00%, 02/01/2031*	500,000	453,084
5.13%, 03/15/2028*	250,000	237,141
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,118,573
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,128,698
Constellation Energy Generation LLC
5.75%, 10/01/2041	500,000	477,414
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	5,624,759
EDP Finance BV
3.63%, 07/15/2024*	2,550,000	2,538,196
Emera US Finance LP
3.55%, 06/15/2026	1,240,000	1,181,078
4.75%, 06/15/2046	1,880,000	1,465,765
Enel Finance International NV
2.25%, 07/12/2031*	5,000,000	4,017,827
4.88%, 06/14/2029*	980,000	954,710
Eversource Energy
3.35%, 03/15/2026	3,300,000	3,155,099
Exelon Corp.
3.95%, 06/15/2025	1,500,000	1,470,755
4.10%, 03/15/2052	7,980,000	6,006,082
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,032,656
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	7,840,000	7,323,647
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,160,305
4.63%, 07/15/2027	2,010,000	1,957,660
NextEra Energy Operating Partners LP
4.50%, 09/15/2027*	150,000	139,765
7.25%, 01/15/2029*	250,000	253,222
NRG Energy, Inc.
5.75%, 01/15/2028	350,000	344,486
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.63%, 01/15/2027	$ 175,000	$ 174,638
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	813,361
Sempra
6.00%, 10/15/2039	1,170,000	1,145,110
Sempra
3.70%, 04/01/2029	6,100,000	5,598,375
TransAlta Corp.
7.75%, 11/15/2029	175,000	179,111
Virginia Electric and Power Co.
3.75%, 05/15/2027	3,275,000	3,122,217
Vistra Operations Co. LLC
5.50%, 09/01/2026*	150,000	146,389
5.63%, 02/15/2027*	400,000	389,180
6.88%, 04/15/2032*	150,000	149,372
7.75%, 10/15/2031*	200,000	205,118
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	2,899,443
		74,197,419
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	530,026
4.75%, 06/15/2028*	150,000	136,292
6.50%, 12/31/2027*	175,000	172,873
WESCO Distribution, Inc.
6.38%, 03/15/2029*	125,000	124,175
6.63%, 03/15/2032*	175,000	174,181
7.25%, 06/15/2028*	300,000	304,746
		1,442,293
Electronics — 2.7%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,523,221
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,704,242
Coherent Corp.
5.00%, 12/15/2029*	550,000	507,407
Flex, Ltd.
4.75%, 06/15/2025	1,935,000	1,909,840
Honeywell International, Inc.
1.10%, 03/01/2027	10,700,000	9,585,683
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,711,773
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,248,333
4.55%, 10/30/2024	4,175,000	4,156,362
Sensata Technologies BV
5.88%, 09/01/2030*	200,000	192,954
TTM Technologies, Inc.
4.00%, 03/01/2029*	400,000	357,752
Tyco Electronics Group SA
3.70%, 02/15/2026	9,297,000	9,014,257
		37,911,824
Energy-Alternate Sources — 0.0%
Enviva Partners LP/Enviva Partners Finance Corp.
6.50%, 01/15/2026*(2)	314,000	135,020
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	155,982
5.00%, 01/31/2028*	350,000	326,610
		617,612

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Engineering & Construction — 0.0%
Artera Services LLC
8.50%, 02/15/2031*	$ 150,000	$ 153,488
Entertainment — 0.7%
Affinity Interactive
6.88%, 12/15/2027*	275,000	246,140
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	550,000	490,785
6.50%, 02/15/2032*	250,000	246,311
7.00%, 02/15/2030*	150,000	151,053
CCM Merger, Inc.
6.38%, 05/01/2026*	100,000	99,758
Churchill Downs, Inc.
6.75%, 05/01/2031*	525,000	521,193
Light & Wonder International, Inc.
7.25%, 11/15/2029*	300,000	302,567
7.50%, 09/01/2031*	100,000	101,985
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	275,000	250,854
Mohegan Tribal Gaming Authority
8.00%, 02/01/2026*	500,000	474,935
Ontario Gaming GTA LP
8.00%, 08/01/2030*	350,000	355,358
Penn Entertainment, Inc.
4.13%, 07/01/2029*	500,000	418,814
Raptor Acquisition Corp./Raptor Co.-Issuer LLC
4.88%, 11/01/2026*	425,000	404,024
Scientific Games Holdings LP/Scientific Games US FinCo., Inc.
6.63%, 03/01/2030*	450,000	425,712
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	500,000	461,034
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	450,000	449,039
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	4,595,000	3,678,355
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
7.13%, 02/15/2031*	275,000	278,922
		9,356,839
Environmental Control — 0.1%
Madison IAQ LLC
5.88%, 06/30/2029*	825,000	765,472
Food — 1.8%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	400,000	352,947
5.88%, 02/15/2028*	50,000	48,998
6.50%, 02/15/2028*	150,000	149,864
7.50%, 03/15/2026*	100,000	101,503
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,372,265
Kraft Heinz Foods Co.
4.38%, 06/01/2046	6,160,000	4,935,006
Kroger Co.
3.50%, 02/01/2026	3,150,000	3,041,698
4.45%, 02/01/2047	1,325,000	1,071,950
6.90%, 04/15/2038	940,000	1,024,399
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	336,142
Security Description	Shares or Principal Amount	Value

Food (continued)
5.50%, 10/15/2027*	$ 225,000	$ 217,793
Post Holdings, Inc.
5.50%, 12/15/2029*	450,000	426,756
6.25%, 02/15/2032*	125,000	123,331
Smithfield Foods, Inc.
2.63%, 09/13/2031*	3,230,000	2,470,088
3.00%, 10/15/2030*	4,220,000	3,459,023
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,187,204
Tyson Foods, Inc.
3.95%, 08/15/2024	1,475,000	1,466,954
US Foods, Inc.
4.75%, 02/15/2029*	350,000	326,078
6.88%, 09/15/2028*	225,000	226,915
		26,338,914
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/2025	450,000	447,349
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,121,017
5.50%, 01/15/2026	2,025,000	2,009,858
NiSource, Inc.
4.38%, 05/15/2047	935,000	739,112
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,734,337
		7,051,673
Healthcare-Products — 2.6%
Abbott Laboratories
1.40%, 06/30/2030	3,075,000	2,492,484
3.75%, 11/30/2026	10,058,000	9,727,665
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,147,429
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,190,687
3.00%, 09/23/2029*	2,245,000	1,989,413
Avantor Funding, Inc.
4.63%, 07/15/2028*	300,000	278,881
Danaher Corp.
2.60%, 10/01/2050	6,855,000	4,064,249
2.80%, 12/10/2051	3,475,000	2,132,754
DH Europe Finance II Sarl
2.60%, 11/15/2029	1,665,000	1,456,087
3.40%, 11/15/2049	4,180,000	2,936,538
Embecta Corp.
5.00%, 02/15/2030*	150,000	115,643
6.75%, 02/15/2030*	300,000	256,441
Medline Borrower LP
5.25%, 10/01/2029*	1,375,000	1,280,096
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	75,000	74,520
Neogen Food Safety Corp.
8.63%, 07/20/2030*	225,000	237,145
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,291,991
3.30%, 09/15/2029	2,525,000	2,255,136
		36,927,159
Healthcare-Services — 1.7%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	375,000	343,595
CHS/Community Health Systems, Inc.
5.63%, 03/15/2027*	175,000	160,237

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
6.00%, 01/15/2029*	$ 225,000	$ 196,299
6.13%, 04/01/2030*	200,000	141,402
6.88%, 04/15/2029*	375,000	278,774
8.00%, 03/15/2026*	149,000	148,275
Elevance Health, Inc.
1.50%, 03/15/2026	5,250,000	4,875,014
4.55%, 05/15/2052	3,155,000	2,598,047
5.85%, 01/15/2036	760,000	766,316
HealthEquity, Inc.
4.50%, 10/01/2029*	475,000	432,642
IQVIA, Inc.
6.50%, 05/15/2030*	350,000	351,588
LifePoint Health, Inc.
5.38%, 01/15/2029*	300,000	239,860
Tenet Healthcare Corp.
4.25%, 06/01/2029	175,000	160,297
5.13%, 11/01/2027	325,000	314,413
6.13%, 10/01/2028	375,000	370,295
6.25%, 02/01/2027	250,000	248,991
6.75%, 05/15/2031*	250,000	250,496
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,111,731
3.75%, 07/15/2025	3,165,000	3,103,266
3.88%, 08/15/2059	3,000,000	2,178,561
4.75%, 05/15/2052	3,100,000	2,696,860
		23,966,959
Holding Companies-Diversified — 0.0%
Stena International SA
7.25%, 01/15/2031*	250,000	250,202
Insurance — 1.8%
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.75%, 10/15/2027*	75,000	73,546
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031*	400,000	401,253
AmWINS Group, Inc.
4.88%, 06/30/2029*	500,000	454,541
6.38%, 02/15/2029*	150,000	148,184
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	200,000	196,810
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	925,000	900,988
AssuredPartners, Inc.
5.63%, 01/15/2029*	675,000	615,519
7.50%, 02/15/2032*	125,000	121,367
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	850,000	774,614
GTCR AP Finance, Inc.
8.00%, 05/15/2027*	50,000	50,019
Hartford Financial Services Group, Inc.
6.63%, 04/15/2042	2,255,000	2,273,634
HUB International, Ltd.
5.63%, 12/01/2029*	1,150,000	1,058,442
7.25%, 06/15/2030*	525,000	532,701
7.38%, 01/31/2032*	300,000	297,237
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	250,000	256,914
10.50%, 12/15/2030*	400,000	423,447
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,508,605
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	$ 1,008,000	$ 1,203,710
MBIA, Inc.
6.63%, 10/01/2028	250,000	230,625
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,189,153
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,558,791
New York Life Insurance Co.
6.75%, 11/15/2039*	420,000	455,908
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,802,326
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	600,000	603,112
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	941,628
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	859,743
6.63%, 12/01/2037	2,130,000	2,309,721
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	160,495
USF&G Capital III
8.31%, 07/01/2046*	250,000	265,856
USI, Inc.
7.50%, 01/15/2032*	700,000	696,276
		25,365,165
Internet — 2.1%
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	3,246,159
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,914,049
3.30%, 04/13/2027	3,365,000	3,199,591
3.60%, 04/13/2032	6,450,000	5,816,130
Booking Holdings, Inc.
4.63%, 04/13/2030	4,895,000	4,718,689
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	382,312
Expedia Group, Inc.
3.25%, 02/15/2030	3,800,000	3,352,000
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	300,000	289,636
Match Group Holdings II LLC
4.63%, 06/01/2028*	550,000	507,975
5.00%, 12/15/2027*	75,000	71,013
Millennium Escrow Corp.
6.63%, 08/01/2026*	225,000	129,138
Netflix, Inc.
4.88%, 04/15/2028	3,050,000	2,994,325
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,000,381
		30,621,398
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	175,000	153,304
6.75%, 04/15/2030*	275,000	268,536
7.00%, 03/15/2032*	100,000	97,663
		519,503
Leisure Time — 0.1%
Acushnet Co.
7.38%, 10/15/2028*	175,000	179,655

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Leisure Time (continued)
Carnival Corp.
6.00%, 05/01/2029*	$ 300,000	$ 290,713
7.00%, 08/15/2029*	50,000	51,329
NCL Corp., Ltd.
5.88%, 03/15/2026*	250,000	244,955
7.75%, 02/15/2029*	50,000	51,074
8.13%, 01/15/2029*	75,000	78,108
NCL Finance, Ltd.
6.13%, 03/15/2028*	125,000	121,972
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	218,962
5.50%, 08/31/2026*	100,000	98,093
6.25%, 03/15/2032*	150,000	147,866
		1,482,727
Lodging — 0.1%
Boyd Gaming Corp.
4.75%, 12/01/2027	250,000	236,848
4.75%, 06/15/2031*	150,000	132,826
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	250,000	210,080
5.38%, 05/01/2025*	75,000	74,379
5.75%, 05/01/2028*	75,000	74,135
MGM Resorts International
6.50%, 04/15/2032	425,000	412,343
Station Casinos LLC
4.50%, 02/15/2028*	450,000	417,384
6.63%, 03/15/2032*	125,000	122,493
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	325,000	297,998
		1,978,486
Machinery-Construction & Mining — 0.3%
Weir Group PLC
2.20%, 05/13/2026*	3,865,000	3,574,354
Machinery-Diversified — 0.3%
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,283,277
SPX FLOW, Inc.
8.75%, 04/01/2030*	450,000	460,612
		4,743,889
Media — 4.6%
Audacy Capital Corp.
6.50%, 05/01/2027*(2)(3)	625,000	21,392
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	175,000	136,962
4.25%, 01/15/2034*	350,000	253,579
4.75%, 03/01/2030*	475,000	394,699
5.00%, 02/01/2028*	400,000	364,272
5.38%, 06/01/2029*	525,000	462,419
5.50%, 05/01/2026*	350,000	342,907
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,382,442
3.90%, 06/01/2052	3,400,000	2,044,749
4.91%, 07/23/2025	2,750,000	2,712,353
6.48%, 10/23/2045	2,365,000	2,093,701
Comcast Corp.
2.65%, 02/01/2030	8,020,000	6,952,778
3.30%, 02/01/2027	4,690,000	4,463,895
4.00%, 11/01/2049	3,554,000	2,695,821
Security Description	Shares or Principal Amount	Value

Media (continued)
Cox Communications, Inc.
3.35%, 09/15/2026*	$ 3,125,000	$ 2,968,345
CSC Holdings LLC
4.13%, 12/01/2030*	375,000	238,208
5.00%, 11/15/2031*	775,000	329,887
5.50%, 04/15/2027*	250,000	204,953
5.75%, 01/15/2030*	200,000	87,704
6.50%, 02/01/2029*	400,000	298,328
7.50%, 04/01/2028*	200,000	108,208
Discovery Communications LLC
4.65%, 05/15/2050	1,110,000	804,635
DISH DBS Corp.
5.13%, 06/01/2029	900,000	361,513
7.75%, 07/01/2026	100,000	62,758
DISH Network Corp.
11.75%, 11/15/2027*	100,000	100,804
Gray Television, Inc.
5.38%, 11/15/2031*	175,000	105,193
5.88%, 07/15/2026*	75,000	72,310
7.00%, 05/15/2027*	275,000	250,244
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	668,254
6.63%, 03/18/2025	4,673,000	4,692,492
iHeartCommunications, Inc.
6.38%, 05/01/2026	100,000	84,513
8.38%, 05/01/2027	673,710	361,537
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,013,081
Nexstar Media, Inc.
5.63%, 07/15/2027*	475,000	446,676
Paramount Global
4.90%, 08/15/2044	2,550,000	1,786,016
4.95%, 05/19/2050	940,000	656,119
Scripps Escrow, Inc.
5.88%, 07/15/2027*	225,000	177,062
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	525,000	363,940
Sirius XM Radio, Inc.
3.88%, 09/01/2031*	475,000	382,010
4.00%, 07/15/2028*	75,000	66,857
4.13%, 07/01/2030*	250,000	212,015
5.50%, 07/01/2029*	300,000	278,471
Sunrise FinCo I BV
4.88%, 07/15/2031*	625,000	544,231
TEGNA, Inc.
4.63%, 03/15/2028	250,000	225,298
Telenet Finance Luxembourg Notes Sarl
5.50%, 03/01/2028*	750,000	706,500
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	703,695
5.50%, 09/01/2041	3,910,000	3,112,436
6.75%, 06/15/2039	690,000	632,048
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	1,059,000	1,016,206
Univision Communications, Inc.
7.38%, 06/30/2030*	300,000	287,274
8.00%, 08/15/2028*	275,000	274,676
Urban One, Inc.
7.38%, 02/01/2028*	250,000	202,844
Virgin Media Finance PLC
5.00%, 07/15/2030*	575,000	470,893
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	200,000	168,764

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
5.50%, 05/15/2029*	$ 200,000	$ 181,788
Walt Disney Co.
2.20%, 01/13/2028	13,900,000	12,567,462
Ziggo Bond Co. BV
5.13%, 02/28/2030*	325,000	269,668
6.00%, 01/15/2027*	525,000	516,166
		65,384,051
Metal Fabricate/Hardware — 0.5%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	420,448
5.25%, 10/01/2054	3,815,000	3,223,211
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,124,324
		6,767,983
Mining — 0.4%
Coeur Mining, Inc.
5.13%, 02/15/2029*	400,000	374,108
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,238,709
2.85%, 04/27/2031*	2,790,000	2,313,225
		5,926,042
Miscellaneous Manufacturing — 0.6%
Gates Global LLC/Gates Global Corp.
6.25%, 01/15/2026*	825,000	825,177
Hillenbrand, Inc.
6.25%, 02/15/2029	325,000	322,452
Teledyne Technologies, Inc.
1.60%, 04/01/2026	5,750,000	5,329,870
Textron, Inc.
3.88%, 03/01/2025	905,000	891,667
3.90%, 09/17/2029	1,215,000	1,118,777
		8,487,943
Office Furnishings — 0.0%
Interface, Inc.
5.50%, 12/01/2028*	550,000	515,812
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,398,481
Oil & Gas — 3.7%
Antero Resources Corp.
5.38%, 03/01/2030*	125,000	118,845
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/2026*	175,000	174,739
8.25%, 12/31/2028*	275,000	280,600
BP Capital Markets America, Inc.
1.75%, 08/10/2030	1,485,000	1,210,661
2.94%, 06/04/2051	5,325,000	3,335,683
3.12%, 05/04/2026	2,810,000	2,690,625
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,617,795
4.40%, 04/15/2029	2,460,000	2,301,811
Chevron USA, Inc.
1.02%, 08/12/2027	7,370,000	6,461,673
Chord Energy Corp.
6.38%, 06/01/2026*	275,000	274,888
Civitas Resources, Inc.
8.38%, 07/01/2028*	325,000	339,035
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
8.63%, 11/01/2030*	$ 50,000	$ 53,207
8.75%, 07/01/2031*	50,000	53,037
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,627,042
Comstock Resources, Inc.
6.75%, 03/01/2029*	400,000	380,845
6.75%, 03/01/2029*	50,000	47,045
ConocoPhillips Co.
2.40%, 03/07/2025	6,525,000	6,359,053
Coterra Energy, Inc.
5.60%, 03/15/2034	4,630,000	4,527,420
CrownRock LP/CrownRock Finance, Inc.
5.63%, 10/15/2025*	300,000	298,341
Diamondback Energy, Inc.
5.75%, 04/18/2054	2,120,000	2,023,877
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,106,548
HF Sinclair Corp.
5.00%, 02/01/2028*	350,000	335,802
Marathon Petroleum Corp.
3.63%, 09/15/2024	1,850,000	1,833,911
4.50%, 04/01/2048	1,725,000	1,371,236
6.50%, 03/01/2041	730,000	757,129
Matador Resources Co.
6.50%, 04/15/2032*	275,000	272,550
Nabors Industries, Inc.
9.13%, 01/31/2030*	50,000	51,559
Nabors Industries, Ltd.
7.25%, 01/15/2026*	250,000	247,612
7.50%, 01/15/2028*	50,000	47,407
Occidental Petroleum Corp.
5.88%, 09/01/2025	325,000	325,009
Precision Drilling Corp.
6.88%, 01/15/2029*	75,000	74,222
7.13%, 01/15/2026*	233,000	232,987
Range Resources Corp.
4.88%, 05/15/2025	200,000	198,305
8.25%, 01/15/2029	75,000	78,143
Rockcliff Energy II LLC
5.50%, 10/15/2029*	225,000	207,395
Sitio Royalties Operating Partnership LP/Sitio Finance Corp.
7.88%, 11/01/2028*	175,000	179,960
SM Energy Co.
6.75%, 09/15/2026	325,000	324,913
Southwestern Energy Co.
5.38%, 03/15/2030	200,000	189,918
8.38%, 09/15/2028	150,000	154,850
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,986,852
4.00%, 04/01/2029	1,535,000	1,439,877
4.90%, 03/15/2045	1,000,000	876,474
7.50%, 04/15/2032	1,540,000	1,721,769
		52,190,650
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	50,000	48,983
6.88%, 04/01/2027*	700,000	698,299
Kodiak Gas Services LLC
7.25%, 02/15/2029*	250,000	251,803
Solaris Midstream Holdings LLC
7.63%, 04/01/2026*	375,000	376,463

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/2027	$ 775,000	$ 773,713
		2,149,261
Packaging & Containers — 0.4%
ARD Finance SA
6.50%, 06/30/2027*(1)	493,637	121,742
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	400,000	329,728
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
5.25%, 08/15/2027*	850,000	433,500
Ball Corp.
6.00%, 06/15/2029	250,000	248,758
6.88%, 03/15/2028	175,000	177,755
Clearwater Paper Corp.
4.75%, 08/15/2028*	275,000	248,935
Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030*	1,125,000	1,087,257
Graphic Packaging International LLC
4.75%, 07/15/2027*	300,000	286,684
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2027*	275,000	280,156
9.25%, 04/15/2027*	250,000	244,994
OI European Group BV
4.75%, 02/15/2030*	250,000	228,325
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	493,000	492,593
7.25%, 05/15/2031*	75,000	75,115
Sealed Air Corp./Sealed Air Corp. US
6.13%, 02/01/2028*	100,000	98,782
7.25%, 02/15/2031*	150,000	152,704
Trivium Packaging Finance BV
8.50%, 08/15/2027*	875,000	866,479
		5,373,507
Pharmaceuticals — 5.3%
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,618,141
3.20%, 11/21/2029	6,575,000	5,930,969
4.80%, 03/15/2027	1,050,000	1,037,366
4.80%, 03/15/2029	500,000	490,888
4.95%, 03/15/2031	1,540,000	1,510,538
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,735,198
3.13%, 06/12/2027	3,085,000	2,904,877
3.38%, 11/16/2025	6,065,000	5,885,443
Bausch Health Cos., Inc.
5.25%, 01/30/2030*	475,000	204,250
6.25%, 02/15/2029*	550,000	239,938
Bayer US Finance II LLC
4.25%, 12/15/2025*	910,000	884,141
4.88%, 06/25/2048*	1,000,000	775,653
Bayer US Finance LLC
3.38%, 10/08/2024*	720,000	711,718
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	2,872,244
3.73%, 12/15/2024	1,625,000	1,603,576
4.69%, 12/15/2044	3,088,000	2,652,112
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
BellRing Brands, Inc.
7.00%, 03/15/2030*	$ 400,000	$ 404,771
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	6,250,000	5,729,691
CVS Health Corp.
3.88%, 07/20/2025	2,025,000	1,980,683
4.78%, 03/25/2038	3,130,000	2,755,915
5.05%, 03/25/2048	2,740,000	2,337,207
5.13%, 07/20/2045	1,265,000	1,100,745
CVS Pass-Through Trust
5.30%, 01/11/2027*	132,652	130,628
Grifols SA
4.75%, 10/15/2028*	625,000	504,775
Jazz Securities DAC
4.38%, 01/15/2029*	350,000	318,440
Johnson & Johnson
1.30%, 09/01/2030	11,565,000	9,317,264
Merck & Co., Inc.
1.70%, 06/10/2027	7,325,000	6,605,612
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031*	475,000	410,733
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	7,000,000	6,527,763
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,372,397
		75,553,676
Pipelines — 3.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	350,000	333,047
5.75%, 03/01/2027*	425,000	417,268
6.63%, 02/01/2032*	125,000	124,623
7.88%, 05/15/2026*	325,000	330,907
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,646,557
3.60%, 09/01/2032	2,970,000	2,507,366
4.80%, 05/03/2029	980,000	945,167
Cheniere Energy Partners LP
4.50%, 10/01/2029	200,000	187,128
CNX Midstream Partners LP
4.75%, 04/15/2030*	475,000	420,382
Columbia Pipeline Group, Inc.
4.50%, 06/01/2025	2,065,000	2,032,763
5.80%, 06/01/2045	1,260,000	1,191,027
DT Midstream, Inc.
4.38%, 06/15/2031*	450,000	399,490
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,048,842
Enbridge, Inc.
5.63%, 04/05/2034	3,315,000	3,243,342
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,018,541
5.55%, 05/15/2034	1,450,000	1,411,118
5.95%, 05/15/2054	1,500,000	1,413,704
Enterprise Products Operating LLC
3.75%, 02/15/2025	3,300,000	3,253,311
EQM Midstream Partners LP
6.38%, 04/01/2029*	150,000	148,601
6.50%, 07/01/2027*	725,000	726,007
7.50%, 06/01/2027*	225,000	229,236
7.50%, 06/01/2030*	150,000	157,286

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Hess Midstream Operations LP
5.13%, 06/15/2028*	$ 250,000	$ 239,288
MPLX LP
4.00%, 03/15/2028	850,000	805,664
4.50%, 04/15/2038	3,150,000	2,691,997
5.20%, 03/01/2047	2,750,000	2,405,492
5.20%, 12/01/2047	2,740,000	2,392,620
ONEOK, Inc.
4.95%, 07/13/2047	3,000,000	2,502,687
5.20%, 07/15/2048	2,825,000	2,451,251
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,493,590
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	500,000	483,550
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,203,013
TransMontaigne Partners LP/TLP Finance Corp.
6.13%, 02/15/2026	125,000	119,063
Western Midstream Operating LP
4.05%, 02/01/2030	100,000	91,920
4.65%, 07/01/2026	325,000	317,449
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	2,943,329
		46,326,626
REITS — 2.7%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,281,963
3.95%, 01/15/2028	2,110,000	1,992,563
American Tower Corp.
5.45%, 02/15/2034	3,300,000	3,206,089
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,595,366
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,432,248
3.25%, 01/15/2051	3,185,000	2,043,285
3.80%, 02/15/2028	3,560,000	3,320,788
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,537,350
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,471,022
Host Hotels & Resorts LP
4.00%, 06/15/2025	2,815,000	2,752,916
Iron Mountain, Inc.
7.00%, 02/15/2029*	600,000	603,415
Mid-America Apartments LP
3.75%, 06/15/2024	3,200,000	3,190,926
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	100,000	98,006
7.25%, 07/15/2028*	200,000	203,101
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,423,079
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,048,256
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,323,674
4.00%, 06/01/2025	2,600,000	2,550,015
WP Carey, Inc.
2.40%, 02/01/2031	1,975,000	1,603,670
		38,677,732
Security Description	Shares or Principal Amount	Value

Retail — 1.8%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	$ 1,175,000	$ 1,013,289
4.38%, 01/15/2028*	150,000	139,494
Academy, Ltd.
6.00%, 11/15/2027*	375,000	366,586
Advance Auto Parts, Inc.
1.75%, 10/01/2027	1,845,000	1,584,758
3.90%, 04/15/2030	2,450,000	2,187,336
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	125,000	113,027
4.75%, 03/01/2030	125,000	113,300
5.00%, 02/15/2032*	275,000	244,476
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	50,000	49,914
Costco Wholesale Corp.
1.60%, 04/20/2030	9,600,000	7,884,452
Foundation Building Materials, Inc.
6.00%, 03/01/2029*	650,000	572,840
Gap, Inc.
3.63%, 10/01/2029*	275,000	232,694
GYP Holdings III Corp.
4.63%, 05/01/2029*	575,000	531,167
Home Depot, Inc.
3.00%, 04/01/2026	3,075,000	2,951,721
3.25%, 04/15/2032	3,075,000	2,673,685
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	200,000	193,033
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	475,000	493,425
SRS Distribution, Inc.
6.00%, 12/01/2029*	300,000	304,174
6.13%, 07/01/2029*	600,000	608,914
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	175,000	155,461
5.88%, 03/01/2027	350,000	344,826
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,628,522
White Cap Buyer LLC
6.88%, 10/15/2028*	375,000	362,302
White Cap Parent LLC
8.25%, 03/15/2026*(1)	225,000	225,087
		25,974,483
Semiconductors — 2.3%
ams-OSRAM AG
12.25%, 03/30/2029*	150,000	150,094
Broadcom, Inc.
3.14%, 11/15/2035*	3,440,000	2,669,605
3.42%, 04/15/2033*	3,000,000	2,519,376
3.75%, 02/15/2051*	960,000	686,797
Entegris, Inc.
4.75%, 04/15/2029*	100,000	94,319
5.95%, 06/15/2030*	625,000	608,590
Intel Corp.
5.15%, 02/21/2034	2,090,000	2,014,172
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,003,726
Lam Research Corp.
3.75%, 03/15/2026	2,235,000	2,170,678
4.00%, 03/15/2029	3,790,000	3,601,038

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
Microchip Technology, Inc.
5.05%, 03/15/2029	$ 1,570,000	$ 1,543,072
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,569,510
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,013,159
3.25%, 05/20/2027	6,589,000	6,246,133
Synaptics, Inc.
4.00%, 06/15/2029*	250,000	219,525
		32,109,794
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,293,306
Software — 3.1%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,179,571
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	1,050,000	945,259
Boxer Parent Co., Inc.
9.13%, 03/01/2026*	325,000	326,965
Capstone Borrower, Inc.
8.00%, 06/15/2030*	275,000	277,092
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	175,000	180,041
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	450,000	454,925
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	650,000	591,953
Cloud Software Group, Inc.
6.50%, 03/31/2029*	475,000	450,515
9.00%, 09/30/2029*	525,000	505,184
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026*	75,000	71,108
6.50%, 10/15/2028*	600,000	525,357
Dun & Bradstreet Corp.
5.00%, 12/15/2029*	500,000	455,361
Elastic NV
4.13%, 07/15/2029*	500,000	445,253
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	275,000	242,702
Microsoft Corp.
2.68%, 06/01/2060	8,870,000	5,204,344
Open Text Corp.
3.88%, 02/15/2028*	300,000	273,842
6.90%, 12/01/2027*	275,000	280,796
Open Text Holdings, Inc.
4.13%, 02/15/2030*	25,000	21,957
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,908,292
3.95%, 03/25/2051	3,000,000	2,143,210
6.15%, 11/09/2029	2,130,000	2,196,648
6.25%, 11/09/2032	2,850,000	2,956,269
ROBLOX Corp.
3.88%, 05/01/2030*	350,000	302,696
Rocket Software, Inc.
6.50%, 02/15/2029*	675,000	562,282
9.00%, 11/28/2028*	125,000	125,474
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,083,556
Security Description	Shares or Principal Amount	Value

Software (continued)
3.80%, 12/15/2026	$ 1,225,000	$ 1,176,857
3.85%, 12/15/2025	3,510,000	3,418,985
4.20%, 09/15/2028	955,000	911,842
Salesforce, Inc.
1.50%, 07/15/2028	172,000	148,758
1.95%, 07/15/2031	9,500,000	7,667,250
SS&C Technologies, Inc.
5.50%, 09/30/2027*	625,000	607,511
UKG, Inc.
6.88%, 02/01/2031*	525,000	526,001
VMware LLC
2.20%, 08/15/2031	5,885,000	4,652,450
		43,820,306
Telecommunications — 4.6%
AT&T, Inc.
1.70%, 03/25/2026	4,500,000	4,190,635
2.25%, 02/01/2032	2,300,000	1,816,544
2.55%, 12/01/2033	6,999,000	5,402,365
3.30%, 02/01/2052	6,265,000	4,071,161
3.50%, 06/01/2041	3,200,000	2,372,797
3.50%, 02/01/2061	1,673,000	1,071,086
3.80%, 12/01/2057	4,261,000	2,874,849
3.85%, 06/01/2060	2,125,000	1,438,796
5.15%, 03/15/2042	1,500,000	1,349,679
5.30%, 08/15/2058	1,875,000	1,602,225
6.38%, 03/01/2041	3,500,000	3,587,191
Corning, Inc.
4.75%, 03/15/2042	1,100,000	949,500
GoTo Group, Inc.
5.50%, 05/01/2028*	129,360	110,370
5.50%, 05/01/2028*	178,640	119,030
Rogers Communications, Inc.
4.55%, 03/15/2052	2,500,000	1,977,323
5.30%, 02/15/2034	3,175,000	3,043,742
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,397,894
3.40%, 10/15/2052	8,000,000	5,285,613
5.15%, 04/15/2034	3,835,000	3,692,478
5.50%, 01/15/2055	2,050,000	1,924,599
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	2,962,660
3.40%, 03/22/2041	6,165,000	4,589,922
4.13%, 08/15/2046	5,545,000	4,369,086
4.50%, 08/10/2033	3,000,000	2,769,990
Viavi Solutions, Inc.
3.75%, 10/01/2029*	300,000	251,914
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	183,815
Vodafone Group PLC
4.13%, 05/30/2025	1,475,000	1,451,839
		65,857,103
Transportation — 1.9%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,222,704
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,188,206
4.70%, 05/01/2048	2,710,000	2,279,251
7.13%, 10/15/2031	2,950,000	3,240,733
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,095,952
4.05%, 02/15/2048	1,320,000	987,339

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Ryder System, Inc.
2.90%, 12/01/2026	$ 3,000,000	$ 2,807,204
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,135,821
2.97%, 09/16/2062	3,025,000	1,757,535
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,379,387
Watco Cos. LLC/Watco Finance Corp.
6.50%, 06/15/2027*	400,000	394,355
		26,488,487
Total Corporate Bonds & Notes (cost $1,414,739,526)		1,271,969,860
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 3.4%
U.S. Government — 3.4%
United States Treasury Bonds
4.25%, 02/15/2054	3,500,000	3,204,141
4.75%, 11/15/2053	14,000,000	13,927,812
United States Treasury Notes
3.25%, 08/31/2024	10,000,000	9,930,078
4.00%, 02/15/2034	12,000,000	11,362,500
4.13%, 11/15/2032	10,000,000	9,601,563
Total U.S. Government & Agency Obligations (cost $50,580,741)		48,026,094
ESCROWS AND LITIGATION TRUSTS — 0.0%
Chesapeake Energy Corp. 7.00%, 10/01/2024†	650,000	14,625
Security Description	Shares or Principal Amount	Value

Lehman Brothers Holdings, Inc. Class D 5.67% †(4)	30,000	$ 300
Total Escrows and Litigation Trusts (cost $1,211,640)		14,925
TOTAL INVESTMENTS (cost $1,466,531,907)	92.7%	1,320,010,879
Other assets less liabilities	7.3	103,537,225
NET ASSETS	100.0%	$1,423,548,104
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $185,512,989 representing 13.0% of net assets.
†	Non-income producing security
(1)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(2)	Security in default of interest.
(3)	Company has filed for bankruptcy protection.
(4)	Securities classified as Level 3 (see Note 1).
DAC—Designated Activity Company

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,271,969,860	$—	$1,271,969,860
U.S. Government & Agency Obligations	—	48,026,094	—	48,026,094
Escrows and Litigation Trusts	—	14,625	300	14,925
Total Investments at Value	$—	$1,320,010,579	$300	$1,320,010,879
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Canada — 11.8%
Alimentation Couche-Tard, Inc.	74,616	$ 4,135,547
Brookfield Asset Management, Ltd., Class A	93,004	3,551,823
Canadian National Railway Co.	33,758	4,097,355
Canadian Pacific Kansas City, Ltd.	52,345	4,106,534
CGI, Inc.†	35,882	3,635,768
Constellation Software, Inc.	1,826	4,701,162
Thomson Reuters Corp.	26,303	3,972,820
Waste Connections, Inc.	23,152	3,753,697
		31,954,706
Denmark — 3.1%
Novo Nordisk A/S, Class B	65,330	8,395,916
France — 15.7%
Air Liquide SA	24,069	4,712,078
Capgemini SE	18,803	3,950,433
Dassault Systemes SE	95,676	3,747,228
EssilorLuxottica SA	19,811	4,236,703
Hermes International SCA	1,908	4,587,039
L'Oreal SA	10,820	5,054,309
LVMH Moet Hennessy Louis Vuitton SE	7,744	6,233,739
Safran SA	21,246	4,594,082
Schneider Electric SE	24,007	5,467,447
		42,583,058
Germany — 2.0%
SAP SE	29,912	5,415,843
India — 9.9%
Axis Bank, Ltd.	333,304	4,642,899
Bharti Airtel, Ltd.	282,540	4,479,828
HCL Technologies, Ltd.	236,404	3,843,258
HDFC Bank, Ltd.	265,167	4,815,575
ICICI Bank, Ltd.	355,478	4,900,037
Larsen & Toubro, Ltd.	97,466	4,179,582
		26,861,179
Indonesia — 1.5%
Bank Central Asia Tbk PT	6,615,023	3,965,114
Ireland — 3.0%
Kingspan Group PLC	46,500	4,126,621
Linde PLC	9,254	4,080,644
		8,207,265
Japan — 8.2%
Hoya Corp.	35,765	4,155,458
Keyence Corp.	10,622	4,705,081
Obic Co., Ltd.	28,821	3,716,280
Shin-Etsu Chemical Co., Ltd.	120,321	4,691,513
Tokyo Electron, Ltd.	22,764	4,998,661
		22,266,993
Jersey — 1.5%
Experian PLC	98,358	3,967,948
Netherlands — 8.1%
ASM International NV	7,752	4,839,645
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
ASML Holding NV	9,430	$ 8,219,407
Ferrari NV	11,533	4,755,459
Wolters Kluwer NV	28,673	4,287,180
		22,101,691
Sweden — 3.0%
Assa Abloy AB, Class B	134,087	3,570,670
Atlas Copco AB, Class A	256,397	4,518,519
		8,089,189
Switzerland — 2.9%
Partners Group Holding AG	2,824	3,621,010
UBS Group AG	161,786	4,232,742
		7,853,752
Taiwan — 3.9%
Taiwan Semiconductor Manufacturing Co., Ltd.	434,751	10,475,578
United Kingdom — 12.3%
3i Group PLC	114,330	4,074,972
Ashtead Group PLC	63,431	4,585,143
BAE Systems PLC	252,553	4,200,411
Compass Group PLC	153,274	4,259,314
InterContinental Hotels Group PLC	39,146	3,814,273
London Stock Exchange Group PLC	36,174	3,985,657
RELX PLC	113,977	4,684,624
Sage Group PLC	251,971	3,650,373
		33,254,767
United States — 12.1%
Arthur J Gallagher & Co.	14,616	3,430,229
Marsh & McLennan Cos., Inc.	19,232	3,835,438
Mastercard, Inc., Class A	7,411	3,343,843
MercadoLibre, Inc.†	2,698	3,935,572
Moody's Corp.	10,236	3,790,698
NVIDIA Corp.	4,369	3,774,903
S&P Global, Inc.	9,324	3,877,199
Uber Technologies, Inc.†	52,295	3,465,590
Visa, Inc., Class A	12,480	3,352,253
		32,805,725
Total Common Stocks (cost $219,910,247)		268,198,724
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	2,082	0
TOTAL INVESTMENTS (cost $219,910,247)	99.0%	268,198,724
Other assets less liabilities	1.0	2,832,083
NET ASSETS	100.0%	$271,030,807
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

Industry Allocation*
Semiconductors	12.0%
Banks	8.4
Software	7.8
Commercial Services	7.7

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Diversified Financial Services	5.2%
Chemicals	4.9
Computers	4.2
Apparel	4.0
Machinery-Diversified	3.4
Aerospace/Defense	3.3
Pharmaceuticals	3.1
Media	3.1
Transportation	3.0
Electronics	2.8
Private Equity	2.8
Internet	2.8
Insurance	2.7
Electrical Components & Equipment	2.0
Cosmetics/Personal Care	1.9
Auto Manufacturers	1.7
Telecommunications	1.7
Food Service	1.6
Healthcare-Products	1.6
Engineering & Construction	1.5
Retail	1.5
Building Materials	1.5
Lodging	1.4
Environmental Control	1.4
99.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$31,954,706	$—	$—	$31,954,706
Ireland	4,080,644	4,126,621	—	8,207,265
United States	32,805,725	—	—	32,805,725
Other Countries	—	195,231,028	—	195,231,028
Warrants	—	—	0	0
Total Investments at Value	$68,841,075	$199,357,649	$0	$268,198,724
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Real Estate — 1.0%
CBRE Group, Inc., Class A†	26,500	$ 2,302,585
REITS — 98.8%
Alexandria Real Estate Equities, Inc.	36,975	4,284,293
Americold Realty Trust, Inc.	263,500	5,789,095
Crown Castle, Inc.	25,700	2,410,146
CubeSmart	348,900	14,109,516
Digital Realty Trust, Inc.	84,000	11,657,520
Douglas Emmett, Inc.	198,600	2,722,806
EastGroup Properties, Inc.	28,200	4,381,152
Equinix, Inc.	30,700	21,831,077
Equity LifeStyle Properties, Inc.	136,292	8,217,045
Essex Property Trust, Inc.	41,413	10,197,951
Extra Space Storage, Inc.	68,900	9,251,892
Four Corners Property Trust, Inc.	348,400	8,169,980
Invitation Homes, Inc.	226,700	7,753,140
Kite Realty Group Trust	38,700	843,660
Lamar Advertising Co., Class A	40,700	4,715,095
Mid-America Apartment Communities, Inc.	88,700	11,531,000
NETSTREIT Corp.	210,500	3,546,925
Security Description	Shares or Principal Amount	Value

REITS (continued)
NNN REIT, Inc.	168,600	$ 6,833,358
Omega Healthcare Investors, Inc.	84,200	2,560,522
Prologis, Inc.	301,560	30,774,198
Ryman Hospitality Properties, Inc.	83,700	8,828,676
SITE Centers Corp.	669,800	9,035,602
Sun Communities, Inc.	11,100	1,235,652
Tanger, Inc.	175,500	4,975,425
Terreno Realty Corp.	86,480	4,700,188
UDR, Inc.	188,900	7,193,312
Urban Edge Properties	358,200	5,992,686
Ventas, Inc.	315,345	13,963,477
Welltower, Inc.	119,264	11,363,474
		238,868,863
TOTAL INVESTMENTS (cost $242,785,243)	99.8%	241,171,448
Other assets less liabilities	0.2	480,970
NET ASSETS	100.0%	$241,652,418
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$241,171,448	$—	$—	$241,171,448
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 40.3%
Aerospace/Defense — 1.1%
Embraer Netherlands Finance BV
5.40%, 02/01/2027	$ 1,000,000	$ 981,720
GE Capital International Funding Co. ULC
4.42%, 11/15/2035	1,000,000	903,888
General Dynamics Corp.
3.75%, 05/15/2028	2,000,000	1,902,544
General Electric Co.
5.88%, 01/14/2038	778,000	790,275
RTX Corp.
5.40%, 05/01/2035	1,000,000	979,304
		5,557,731
Agriculture — 0.6%
Altria Group, Inc.
5.95%, 02/14/2049	1,000,000	964,573
Philip Morris International, Inc.
5.38%, 02/15/2033	2,000,000	1,960,214
		2,924,787
Auto Manufacturers — 0.8%
Cummins, Inc.
4.88%, 10/01/2043	605,000	548,757
General Motors Co.
6.25%, 10/02/2043	1,000,000	974,832
General Motors Financial Co., Inc.
3.10%, 01/12/2032	2,000,000	1,649,254
4.35%, 01/17/2027	1,000,000	967,382
		4,140,225
Auto Parts & Equipment — 0.2%
Aptiv PLC
3.10%, 12/01/2051	2,000,000	1,179,186
Banks — 5.5%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	1,954,143
3.82%, 01/20/2028	2,000,000	1,908,975
4.44%, 01/20/2048	963,000	794,574
Bank of New York Mellon Corp.
3.00%, 02/24/2025	928,000	909,594
Barclays PLC
5.20%, 05/12/2026	1,000,000	981,242
Citigroup, Inc.
4.13%, 07/25/2028	2,000,000	1,883,579
4.65%, 07/30/2045	750,000	642,274
Cooperatieve Rabobank UA
3.38%, 05/21/2025	1,264,000	1,236,826
Goldman Sachs Group, Inc.
3.50%, 04/01/2025	3,000,000	2,940,203
4.02%, 10/31/2038	1,000,000	824,163
6.75%, 10/01/2037	1,200,000	1,266,543
HSBC Holdings PLC
6.50%, 09/15/2037	793,000	812,510
JPMorgan Chase & Co.
4.01%, 04/23/2029	2,000,000	1,888,224
6.40%, 05/15/2038	999,000	1,078,899
Lloyds Bank PLC
3.50%, 05/14/2025	1,101,000	1,075,547
Morgan Stanley
2.48%, 09/16/2036	2,500,000	1,928,515
NatWest Group PLC
5.08%, 01/27/2030	1,000,000	966,188
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
4.05%, 07/26/2028	$ 1,000,000	$ 936,815
State Street Corp.
3.55%, 08/18/2025	844,000	824,056
US Bancorp
3.15%, 04/27/2027	1,000,000	941,090
Wells Fargo & Co.
3.55%, 09/29/2025	2,000,000	1,944,595
3.90%, 05/01/2045	1,311,000	1,015,810
		28,754,365
Beverages — 1.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	1,000,000	930,857
4.90%, 02/01/2046	1,000,000	899,890
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	1,500,000	1,476,885
Coca-Cola Co.
3.38%, 03/25/2027	2,000,000	1,917,378
		5,225,010
Biotechnology — 1.2%
Biogen, Inc.
2.25%, 05/01/2030	4,000,000	3,302,901
Gilead Sciences, Inc.
3.65%, 03/01/2026	2,000,000	1,938,681
5.65%, 12/01/2041	1,000,000	980,470
		6,222,052
Chemicals — 0.5%
DuPont de Nemours, Inc.
5.32%, 11/15/2038	1,000,000	947,884
PPG Industries, Inc.
3.75%, 03/15/2028	2,000,000	1,892,012
		2,839,896
Commercial Services — 0.3%
S&P Global, Inc.
2.45%, 03/01/2027	2,000,000	1,851,155
Computers — 0.9%
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	2,000,000	1,979,871
International Business Machines Corp.
3.50%, 05/15/2029	2,000,000	1,840,717
4.25%, 05/15/2049	1,000,000	794,204
		4,614,792
Cosmetics/Personal Care — 0.6%
Procter & Gamble Co.
1.20%, 10/29/2030	2,000,000	1,584,713
1.95%, 04/23/2031	2,000,000	1,654,533
		3,239,246
Diversified Financial Services — 1.5%
Ameriprise Financial, Inc.
3.70%, 10/15/2024	1,176,000	1,166,137
Capital One Financial Corp.
2.64%, 03/03/2026	2,000,000	1,943,522
3.20%, 02/05/2025	500,000	490,201
CME Group, Inc.
3.00%, 03/15/2025	680,000	666,241
Intercontinental Exchange, Inc.
3.75%, 12/01/2025	1,143,000	1,112,252

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Mastercard, Inc.
2.95%, 06/01/2029	$ 2,000,000	$ 1,806,569
Visa, Inc.
4.30%, 12/14/2045	539,000	456,822
		7,641,744
Electric — 1.4%
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	1,000,000	717,963
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	859,000	686,792
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	201,190
DTE Electric Co.
3.70%, 03/15/2045	1,244,000	937,907
Duke Energy Corp.
5.00%, 08/15/2052	2,000,000	1,708,023
Duke Energy Florida LLC
3.40%, 10/01/2046	1,179,000	811,318
Northern States Power Co.
2.90%, 03/01/2050	1,000,000	625,249
Pacific Gas & Electric Co.
4.55%, 07/01/2030	2,000,000	1,856,344
		7,544,786
Food — 0.4%
Campbell Soup Co.
4.80%, 03/15/2048	600,000	509,016
Tyson Foods, Inc.
4.88%, 08/15/2034	1,523,000	1,410,455
		1,919,471
Gas — 0.7%
NiSource, Inc.
3.49%, 05/15/2027	2,000,000	1,885,780
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	909,355
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	915,000	888,305
		3,683,440
Healthcare-Products — 0.6%
Abbott Laboratories
2.95%, 03/15/2025	1,000,000	978,429
Medtronic, Inc.
4.63%, 03/15/2045	701,000	622,808
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	2,000,000	1,596,463
		3,197,700
Healthcare-Services — 1.6%
Elevance Health, Inc.
2.25%, 05/15/2030	2,000,000	1,669,894
5.50%, 10/15/2032	1,500,000	1,493,724
Laboratory Corp. of America Holdings
3.60%, 02/01/2025	1,030,000	1,012,151
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,898,472
3.88%, 12/15/2028	2,500,000	2,362,274
		8,436,515
Security Description	Shares or Principal Amount	Value

Insurance — 0.2%
Aegon, Ltd.
5.50%, 04/11/2048	$ 500,000	$ 480,025
Allstate Corp. FRS
8.51%, (TSFR3M+3.20%), 08/15/2053	500,000	499,482
		979,507
Internet — 1.5%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	1,000,000	778,233
4.50%, 11/28/2034	1,000,000	910,575
Alphabet, Inc.
2.25%, 08/15/2060	3,000,000	1,623,080
Amazon.com, Inc.
2.80%, 08/22/2024	3,000,000	2,974,716
4.25%, 08/22/2057	1,000,000	813,095
eBay, Inc.
3.45%, 08/01/2024	1,073,000	1,066,657
		8,166,356
Iron/Steel — 0.3%
Vale Overseas, Ltd.
6.25%, 08/10/2026	1,500,000	1,519,219
Lodging — 0.5%
Marriott International, Inc.
2.85%, 04/15/2031	2,000,000	1,677,566
3.13%, 06/15/2026	1,000,000	952,607
		2,630,173
Media — 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.48%, 10/23/2045	1,000,000	885,285
6.83%, 10/23/2055	1,000,000	912,911
Comcast Corp.
3.90%, 03/01/2038	2,000,000	1,657,154
NBCUniversal Media LLC
4.45%, 01/15/2043	1,000,000	841,231
Paramount Global
4.20%, 06/01/2029	1,500,000	1,333,772
Time Warner Cable LLC
6.75%, 06/15/2039	1,000,000	916,012
		6,546,365
Mining — 0.5%
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	2,000,000	1,833,285
Southern Copper Corp.
5.25%, 11/08/2042	810,000	738,707
		2,571,992
Miscellaneous Manufacturing — 0.4%
Parker-Hannifin Corp.
4.25%, 09/15/2027	2,000,000	1,934,516
Oil & Gas — 1.2%
Chevron Corp.
2.95%, 05/16/2026	3,193,000	3,053,853
Devon Energy Corp.
7.95%, 04/15/2032	200,000	224,810
HollyFrontier Corp.
5.88%, 04/01/2026	250,000	249,535
Kerr-McGee Corp.
7.88%, 09/15/2031	200,000	210,018

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.
6.50%, 03/01/2041	$ 500,000	$ 518,581
Shell International Finance BV
4.38%, 05/11/2045	1,000,000	838,461
6.38%, 12/15/2038	1,000,000	1,080,708
Valero Energy Corp.
7.50%, 04/15/2032	200,000	223,606
		6,399,572
Oil & Gas Services — 0.3%
Halliburton Co.
3.80%, 11/15/2025	834,000	812,458
7.45%, 09/15/2039	500,000	578,391
		1,390,849
Packaging & Containers — 0.3%
Berry Global, Inc.
1.57%, 01/15/2026	2,000,000	1,863,082
Pharmaceuticals — 2.0%
AbbVie, Inc.
3.20%, 11/21/2029	3,000,000	2,706,146
Allergan Funding SCS
3.85%, 06/15/2024	250,000	249,325
4.55%, 03/15/2035	1,000,000	836,545
Becton Dickinson & Co.
3.73%, 12/15/2024	771,000	760,835
Cigna Group
4.38%, 10/15/2028	1,000,000	956,351
4.80%, 07/15/2046	800,000	684,625
CVS Health Corp.
5.13%, 07/20/2045	872,000	758,774
Evernorth Health, Inc.
4.50%, 02/25/2026	1,122,000	1,097,849
Johnson & Johnson
3.50%, 01/15/2048	1,134,000	848,792
Novartis Capital Corp.
3.40%, 05/06/2024	800,000	799,797
Pfizer, Inc.
4.20%, 09/15/2048	844,000	682,120
		10,381,159
Pipelines — 3.0%
Enbridge, Inc.
3.13%, 11/15/2029	1,500,000	1,332,698
EnLink Midstream Partners LP
4.85%, 07/15/2026	2,000,000	1,945,161
Enterprise Products Operating LLC
5.10%, 02/15/2045	1,000,000	906,913
5.70%, 02/15/2042	1,000,000	981,263
Kinder Morgan Energy Partners LP
7.30%, 08/15/2033	300,000	327,814
Kinder Morgan, Inc.
3.60%, 02/15/2051	2,000,000	1,333,559
MPLX LP
4.00%, 03/15/2028	1,125,000	1,066,320
4.95%, 09/01/2032	2,000,000	1,886,364
Phillips 66 Partners LP
3.61%, 02/15/2025	2,101,000	2,064,905
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	1,500,000	1,504,112
Valero Energy Partners LP
4.50%, 03/15/2028	1,000,000	965,072
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Williams Cos., Inc.
2.60%, 03/15/2031	$ 2,000,000	$ 1,655,889
		15,970,070
REITS — 1.4%
Boston Properties LP
2.45%, 10/01/2033	800,000	579,533
Crown Castle, Inc.
4.45%, 02/15/2026	1,180,000	1,153,901
Sabra Health Care LP
3.20%, 12/01/2031	2,000,000	1,606,939
Simon Property Group LP
6.65%, 01/15/2054	2,000,000	2,144,106
Weyerhaeuser Co.
4.00%, 04/15/2030	2,000,000	1,843,550
		7,328,029
Retail — 3.7%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,642,594
Dollar General Corp.
4.15%, 11/01/2025	1,154,000	1,128,112
Dollar Tree, Inc.
4.20%, 05/15/2028	2,000,000	1,900,724
Home Depot, Inc.
2.80%, 09/14/2027	2,000,000	1,856,523
3.50%, 09/15/2056	786,000	544,186
4.50%, 09/15/2032	2,000,000	1,915,262
Lowe's Cos., Inc.
4.05%, 05/03/2047	700,000	531,809
4.80%, 04/01/2026	2,000,000	1,977,133
5.00%, 04/15/2033	2,000,000	1,931,549
5.15%, 07/01/2033	1,000,000	976,290
McDonald's Corp.
3.50%, 07/01/2027	2,000,000	1,895,360
Target Corp.
6.50%, 10/15/2037	840,000	912,690
Walgreens Boots Alliance, Inc.
3.45%, 06/01/2026	1,391,000	1,315,074
Walmart, Inc.
5.63%, 04/15/2041	939,000	966,130
		19,493,436
Semiconductors — 0.7%
NVIDIA Corp.
2.00%, 06/15/2031	2,000,000	1,638,341
QUALCOMM, Inc.
4.80%, 05/20/2045	2,000,000	1,808,235
		3,446,576
Software — 0.9%
Fiserv, Inc.
3.50%, 07/01/2029	1,000,000	910,889
Microsoft Corp.
3.70%, 08/08/2046	1,036,000	821,356
Oracle Corp.
2.65%, 07/15/2026	3,000,000	2,818,059
		4,550,304
Telecommunications — 2.1%
AT&T, Inc.
4.75%, 05/15/2046	1,000,000	848,272
6.00%, 08/15/2040	864,000	858,625
6.38%, 03/01/2041	710,000	727,687

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T Mobile Usa, Inc.
1.50%, 02/15/2026	$ 2,000,000	$ 1,860,676
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,857,805
3.38%, 02/15/2025	2,500,000	2,455,694
3.70%, 03/22/2061	2,000,000	1,364,375
Vodafone Group PLC
5.00%, 05/30/2038	1,000,000	934,961
		10,908,095
Toys/Games/Hobbies — 0.3%
Hasbro, Inc.
3.90%, 11/19/2029	2,000,000	1,821,255
Transportation — 0.9%
Canadian National Railway Co.
2.45%, 05/01/2050	1,000,000	583,339
CSX Corp.
3.80%, 03/01/2028	3,000,000	2,856,641
FedEx Corp.
3.10%, 08/05/2029	1,500,000	1,347,482
		4,787,462
Total Corporate Bonds & Notes (cost $236,122,677)		211,660,118
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 55.5%
U.S. Government — 53.5%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	9,000,000	5,275,195
1.25%, 05/15/2050	5,000,000	2,361,914
1.38%, 11/15/2040 to 08/15/2050	6,000,000	3,163,750
1.63%, 11/15/2050	2,000,000	1,045,156
1.75%, 08/15/2041	2,000,000	1,269,922
1.88%, 02/15/2041 to 11/15/2051	6,000,000	3,540,078
2.00%, 11/15/2041 to 08/15/2051	6,000,000	3,633,281
2.25%, 05/15/2041 to 02/15/2052	6,500,000	4,185,547
2.38%, 02/15/2042 to 05/15/2051	6,000,000	3,939,454
2.50%, 02/15/2045 to 05/15/2046	3,652,000	2,491,347
2.75%, 08/15/2042 to 11/15/2047	7,300,000	5,257,531
2.88%, 05/15/2043 to 05/15/2052	4,560,000	3,300,298
3.00%, 11/15/2044 to 02/15/2049	10,462,000	7,720,391
3.13%, 02/15/2043 to 05/15/2048	4,779,000	3,654,226
3.38%, 05/15/2044	1,498,000	1,204,252
3.63%, 08/15/2043 to 02/15/2044	2,102,000	1,759,381
3.75%, 11/15/2043	1,685,000	1,437,581
4.25%, 02/15/2054	1,700,000	1,556,297
4.38%, 02/15/2038 to 11/15/2039	3,000,000	2,896,524
4.50%, 05/15/2038	2,000,000	1,961,484
4.63%, 02/15/2040	2,015,000	1,980,210
4.75%, 02/15/2041	1,751,000	1,736,294
5.00%, 05/15/2037	2,000,000	2,073,203
5.38%, 02/15/2031	2,000,000	2,088,516
5.50%, 08/15/2028	2,000,000	2,060,391
United States Treasury Notes
0.25%, 05/31/2025 to 10/31/2025	10,000,000	9,381,524
0.38%, 04/30/2025 to 09/30/2027	13,100,000	11,765,881
0.50%, 03/31/2025 to 10/31/2027	18,000,000	16,024,238
0.63%, 07/31/2026 to 08/15/2030	23,600,000	19,663,101
0.75%, 03/31/2026 to 01/31/2028	15,000,000	13,485,664
0.88%, 06/30/2026 to 11/15/2030	7,500,000	6,405,566
1.00%, 07/31/2028	3,500,000	2,997,148
1.13%, 01/15/2025 to 02/15/2031	10,400,000	9,075,738
1.25%, 11/30/2026 to 08/15/2031	23,900,000	20,514,901
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.38%, 08/31/2026 to 11/15/2031	$13,000,000	$ 10,692,891
1.50%, 10/31/2024 to 02/15/2030	13,181,000	12,127,180
1.63%, 02/15/2026 to 05/15/2031	9,719,000	8,678,486
1.75%, 03/15/2025 to 11/15/2029	9,570,000	8,487,838
1.88%, 06/30/2026 to 02/15/2032	5,000,000	4,440,234
2.00%, 02/15/2025 to 11/15/2026	7,004,000	6,672,487
2.13%, 11/30/2024 to 05/15/2025	4,820,000	4,694,393
2.25%, 10/31/2024 to 11/15/2027	18,094,000	17,194,282
2.38%, 04/30/2026 to 05/15/2029	4,500,000	4,118,731
2.50%, 01/31/2025	2,000,000	1,959,043
2.63%, 02/15/2029	2,700,000	2,456,789
2.75%, 02/28/2025 to 08/15/2032	6,500,000	6,086,446
2.88%, 04/30/2025 to 05/15/2032	8,500,000	7,889,707
3.13%, 11/15/2028	3,000,000	2,801,953
3.50%, 02/15/2033	2,000,000	1,828,984
		281,035,428
U.S. Government Agency — 2.0%
Federal Farm Credit Bank
4.13%, 12/12/2025	1,000,000	982,453
4.75%, 05/28/2026	1,755,000	1,745,136
Federal Home Loan Bank
1.50%, 08/15/2024	1,500,000	1,483,317
2.88%, 09/13/2024	1,000,000	990,736
4.25%, 12/10/2027	2,000,000	1,956,713
5.50%, 07/15/2036	2,000,000	2,112,952
Tennessee Valley Authority
4.88%, 01/15/2048	1,000,000	955,586
		10,226,893
Total U.S. Government & Agency Obligations (cost $330,446,373)		291,262,321
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 10-20 Year Treasury Bond ETF	1,400	138,712
iShares 1-3 Year Treasury Bond ETF	44,300	3,594,945
iShares 20+ Year Treasury Bond ETF	14,200	1,252,724
iShares 3-7 Year Treasury Bond ETF	33,000	3,745,500
iShares 7-10 Year Treasury Bond ETF	9,900	905,157
iShares iBoxx $ Investment Grade Corporate Bond ETF	73,800	7,748,262
Total Unaffiliated Investment Companies (cost $21,078,686)		17,385,300
Total Long-Term Investment Securities (cost $587,647,736)		520,307,739
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $899,439 and collateralized by $919,300 of United States Treasury Notes, bearing interest at 4.88% due 04/30/2026 and having an approximate value of $917,550 (cost $899,399)	899,399	899,399
TOTAL INVESTMENTS (cost $588,547,135)	99.3%	521,207,138
Other assets less liabilities	0.7	3,826,001
NET ASSETS	100.0%	$525,033,139

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

ETF—Exchange Traded Fund
FRS—Floating Rate Security
TSFR3M—Term Secured Overnight Financing Rate 3 Month
ULC—Unlimited Liability Corp.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$211,660,118	$—	$211,660,118
U.S. Government & Agency Obligations	—	291,262,321	—	291,262,321
Unaffiliated Investment Companies	17,385,300	—	—	17,385,300
Repurchase Agreements	—	899,399	—	899,399
Total Investments at Value	$17,385,300	$503,821,838	$—	$521,207,138
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 38.4%
Aerospace/Defense — 1.0%
General Dynamics Corp.
3.75%, 05/15/2028	$ 2,000,000	$ 1,902,545
RTX Corp.
3.50%, 03/15/2027	3,000,000	2,856,475
		4,759,020
Agriculture — 0.4%
Altria Group, Inc.
2.35%, 05/06/2025	2,000,000	1,934,151
Airlines — 0.6%
Southwest Airlines Co.
5.13%, 06/15/2027	3,000,000	2,957,210
Apparel — 0.2%
VF Corp.
2.95%, 04/23/2030	1,300,000	1,034,743
Auto Manufacturers — 0.4%
Honda Motor Co., Ltd.
2.53%, 03/10/2027	2,000,000	1,856,041
Auto Parts & Equipment — 0.5%
Lear Corp.
3.50%, 05/30/2030	1,500,000	1,323,225
3.80%, 09/15/2027	1,000,000	946,816
		2,270,041
Banks — 8.1%
Bank of America Corp.
2.48%, 09/21/2036	2,500,000	1,954,143
3.88%, 08/01/2025	1,200,000	1,175,776
Barclays PLC
3.65%, 03/16/2025	1,000,000	981,057
4.34%, 01/10/2028	2,000,000	1,901,540
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	993,024
Citigroup, Inc.
2.52%, 11/03/2032	2,000,000	1,603,019
6.27%, 11/17/2033	2,000,000	2,052,223
Credit Suisse AG
3.63%, 09/09/2024	1,000,000	992,386
Deutsche Bank AG
3.74%, 01/07/2033	700,000	562,603
Discover Bank
2.70%, 02/06/2030	2,000,000	1,677,521
Goldman Sachs Group, Inc.
3.50%, 11/16/2026	2,000,000	1,900,987
HSBC Holdings PLC
6.16%, 03/09/2029	3,000,000	3,033,916
JPMorgan Chase & Co.
3.88%, 09/10/2024	1,000,000	993,554
5.72%, 09/14/2033	3,000,000	2,988,680
Mitsubishi UFJ Financial Group, Inc.
3.85%, 03/01/2026	800,000	776,651
Morgan Stanley
3.63%, 01/20/2027	1,000,000	955,975
4.00%, 07/23/2025	2,000,000	1,961,844
5.95%, 01/19/2038	2,000,000	1,943,875
NatWest Group PLC
5.13%, 05/28/2024	1,000,000	998,913
Northern Trust Corp.
1.95%, 05/01/2030	2,000,000	1,659,131
3.95%, 10/30/2025	2,000,000	1,952,579
Security Description	Shares or Principal Amount	Value

Banks (continued)
PNC Bank NA
2.95%, 02/23/2025	$ 2,500,000	$ 2,446,808
Sumitomo Mitsui Financial Group, Inc.
2.63%, 07/14/2026	1,000,000	941,741
Wells Fargo & Co.
3.00%, 02/19/2025	1,000,000	978,391
3.00%, 04/22/2026	1,000,000	953,930
3.55%, 09/29/2025	1,000,000	972,297
		39,352,564
Beverages — 0.3%
Coca-Cola Co.
2.25%, 01/05/2032	2,000,000	1,651,280
Biotechnology — 0.6%
Gilead Sciences, Inc.
3.50%, 02/01/2025	900,000	885,939
3.65%, 03/01/2026	2,000,000	1,938,681
		2,824,620
Chemicals — 0.9%
Air Products & Chemicals, Inc.
1.85%, 05/15/2027	2,000,000	1,819,747
2.05%, 05/15/2030	2,000,000	1,671,833
Dow Chemical Co.
4.80%, 11/30/2028	1,000,000	976,428
		4,468,008
Commercial Services — 1.1%
PayPal Holdings, Inc.
2.65%, 10/01/2026	2,000,000	1,878,883
Quanta Services, Inc.
2.90%, 10/01/2030	2,000,000	1,710,420
S&P Global, Inc.
2.70%, 03/01/2029	2,000,000	1,783,093
		5,372,396
Computers — 0.8%
Apple, Inc.
2.05%, 09/11/2026	2,000,000	1,862,589
3.35%, 02/09/2027	1,000,000	955,344
3.45%, 05/06/2024	1,000,000	999,800
		3,817,733
Cosmetics/Personal Care — 1.0%
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	2,000,000	1,724,773
Procter & Gamble Co.
1.95%, 04/23/2031	2,000,000	1,654,533
Unilever Capital Corp.
1.75%, 08/12/2031	2,000,000	1,587,476
		4,966,782
Diversified Financial Services — 1.0%
American Express Co.
3.00%, 10/30/2024	2,000,000	1,974,211
Capital One Financial Corp.
3.30%, 10/30/2024	2,000,000	1,975,923
Visa, Inc.
3.15%, 12/14/2025	1,000,000	968,765
		4,918,899
Electric — 2.9%
Connecticut Light & Power Co.
3.20%, 03/15/2027	2,000,000	1,890,373

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Dominion Energy, Inc.
3.90%, 10/01/2025	$ 1,000,000	$ 975,374
DTE Energy Co.
2.53%, 10/01/2024	2,000,000	1,972,416
Duke Energy Carolinas LLC
4.95%, 01/15/2033	2,000,000	1,924,929
Pacific Gas & Electric Co.
2.10%, 08/01/2027	3,000,000	2,672,026
4.55%, 07/01/2030	2,000,000	1,856,344
Sempra
3.25%, 06/15/2027	1,000,000	931,826
Southern California Edison Co.
5.95%, 11/01/2032	2,000,000	2,034,632
		14,257,920
Electronics — 0.4%
Honeywell International, Inc.
2.50%, 11/01/2026	2,000,000	1,876,259
Environmental Control — 0.2%
Republic Services, Inc.
2.50%, 08/15/2024	1,000,000	990,492
Food — 1.2%
Conagra Brands, Inc.
4.30%, 05/01/2024	1,000,000	1,000,000
General Mills, Inc.
3.20%, 02/10/2027	3,000,000	2,828,106
Kroger Co.
4.50%, 01/15/2029	2,000,000	1,928,703
		5,756,809
Gas — 0.7%
NiSource, Inc.
3.60%, 05/01/2030	2,000,000	1,800,985
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	1,000,000	909,355
Southern California Gas Co.
2.55%, 02/01/2030	1,000,000	855,607
		3,565,947
Healthcare-Products — 0.1%
Abbott Laboratories
3.75%, 11/30/2026	283,000	273,706
Healthcare-Services — 0.8%
Elevance Health, Inc.
5.50%, 10/15/2032	2,000,000	1,991,632
UnitedHealth Group, Inc.
3.85%, 06/15/2028	2,000,000	1,898,472
		3,890,104
Insurance — 0.3%
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	2,000,000	1,662,254
Internet — 0.9%
Alphabet, Inc.
2.00%, 08/15/2026	1,300,000	1,215,274
Amazon.com, Inc.
2.80%, 08/22/2024	1,200,000	1,189,886
Expedia Group, Inc.
3.80%, 02/15/2028	2,000,000	1,875,678
		4,280,838
Security Description	Shares or Principal Amount	Value

Lodging — 0.2%
Marriott International, Inc.
3.13%, 06/15/2026	$ 900,000	$ 857,347
Machinery-Diversified — 0.9%
John Deere Capital Corp.
2.80%, 09/08/2027	1,500,000	1,390,602
2.80%, 07/18/2029	1,000,000	893,027
Otis Worldwide Corp.
2.57%, 02/15/2030	2,500,000	2,143,061
		4,426,690
Mining — 0.6%
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	1,000,000	992,440
Newmont Corp.
2.25%, 10/01/2030	2,000,000	1,658,467
		2,650,907
Miscellaneous Manufacturing — 0.7%
3M Co.
2.38%, 08/26/2029	2,000,000	1,715,264
GE Capital Funding LLC
4.40%, 05/15/2030	2,000,000	1,856,950
		3,572,214
Oil & Gas — 2.2%
Diamondback Energy, Inc.
3.13%, 03/24/2031	4,000,000	3,464,678
Pioneer Natural Resources Co.
1.90%, 08/15/2030	4,000,000	3,281,871
Shell International Finance BV
3.25%, 05/11/2025	2,000,000	1,956,051
Valero Energy Corp.
4.00%, 04/01/2029	2,000,000	1,876,062
		10,578,662
Pharmaceuticals — 1.7%
AbbVie, Inc.
3.60%, 05/14/2025	800,000	784,820
Allergan Funding SCS
3.80%, 03/15/2025	600,000	583,660
AstraZeneca PLC
1.38%, 08/06/2030	2,000,000	1,593,472
Bristol-Myers Squibb Co.
3.45%, 11/15/2027	1,000,000	944,650
CVS Health Corp.
4.30%, 03/25/2028	2,000,000	1,919,105
Johnson & Johnson
2.45%, 03/01/2026	1,000,000	954,019
Novartis Capital Corp.
3.40%, 05/06/2024	1,200,000	1,199,695
		7,979,421
Pipelines — 0.4%
Sabine Pass Liquefaction LLC
5.63%, 03/01/2025	500,000	498,477
Williams Cos., Inc.
2.60%, 03/15/2031	2,000,000	1,655,889
		2,154,366
REITS — 0.4%
Crown Castle, Inc.
3.30%, 07/01/2030	2,000,000	1,735,857

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
UDR, Inc.
2.10%, 08/01/2032	$ 355,000	$ 268,913
		2,004,770
Retail — 2.5%
Costco Wholesale Corp.
1.60%, 04/20/2030	2,000,000	1,642,594
Home Depot, Inc.
3.90%, 12/06/2028	2,000,000	1,903,644
4.50%, 09/15/2032	2,000,000	1,915,262
Target Corp.
3.38%, 04/15/2029	2,000,000	1,851,316
Walmart, Inc.
2.65%, 12/15/2024	1,000,000	982,834
3.70%, 06/26/2028	2,000,000	1,914,160
4.10%, 04/15/2033	2,000,000	1,869,406
		12,079,216
Semiconductors — 0.3%
Broadcom Corp./Broadcom Cayman Finance, Ltd.
3.88%, 01/15/2027	1,000,000	959,641
QUALCOMM, Inc.
3.45%, 05/20/2025	700,000	687,188
		1,646,829
Software — 2.1%
Microsoft Corp.
3.13%, 11/03/2025	1,300,000	1,261,146
3.30%, 02/06/2027	2,000,000	1,915,707
Oracle Corp.
1.65%, 03/25/2026	2,000,000	1,858,059
2.65%, 07/15/2026	900,000	845,418
3.40%, 07/08/2024	1,000,000	995,239
Roper Technologies, Inc.
1.75%, 02/15/2031	2,000,000	1,570,167
Workday, Inc.
3.70%, 04/01/2029	2,000,000	1,846,645
		10,292,381
Telecommunications — 1.7%
Sprint LLC
7.63%, 03/01/2026	2,200,000	2,257,449
T-Mobile USA, Inc.
3.75%, 04/15/2027	1,000,000	952,881
Verizon Communications, Inc.
1.45%, 03/20/2026	2,000,000	1,857,805
Vodafone Group PLC
4.13%, 05/30/2025	1,000,000	984,297
4.38%, 05/30/2028	2,000,000	1,939,785
		7,992,217
Transportation — 0.3%
FedEx Corp.
3.40%, 02/15/2028	1,500,000	1,401,172
Total Corporate Bonds & Notes (cost $199,309,973)		186,374,009
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 57.6%
U.S. Government — 53.9%
United States Treasury Bonds
5.25%, 02/15/2029	1,000,000	1,021,797
5.38%, 02/15/2031	1,000,000	1,044,258
6.00%, 02/15/2026	1,000,000	1,019,102
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
6.25%, 05/15/2030	$ 1,500,000	$ 1,619,004
6.50%, 11/15/2026	1,500,000	1,561,992
United States Treasury Notes
0.25%, 05/31/2025 to 10/31/2025	11,000,000	10,336,563
0.38%, 04/30/2025 to 09/30/2027	10,500,000	9,567,594
0.50%, 02/28/2026 to 10/31/2027	9,000,000	7,949,649
0.63%, 07/31/2026 to 08/15/2030	15,000,000	12,480,254
0.75%, 03/31/2026 to 01/31/2028	10,000,000	8,943,672
0.88%, 06/30/2026 to 11/15/2030	5,500,000	4,765,996
1.00%, 07/31/2028	2,000,000	1,712,656
1.13%, 02/28/2025 to 02/15/2031	15,000,000	13,165,567
1.25%, 11/30/2026 to 08/15/2031	23,200,000	19,831,832
1.38%, 08/31/2026 to 11/15/2031	19,000,000	15,606,132
1.50%, 08/15/2026 to 02/15/2030	7,500,000	6,626,562
1.63%, 02/15/2026 to 05/15/2031	13,000,000	11,559,614
1.75%, 03/15/2025 to 11/15/2029	6,900,000	6,236,878
1.88%, 06/30/2026 to 02/15/2032	14,000,000	12,067,071
2.00%, 08/15/2025 to 11/15/2026	2,600,000	2,458,625
2.13%, 11/30/2024 to 05/31/2026	3,300,000	3,184,003
2.25%, 10/31/2024 to 11/15/2027	11,400,000	10,849,975
2.38%, 04/30/2026 to 05/15/2029	5,300,000	4,848,891
2.50%, 01/31/2025 to 03/31/2027	4,100,000	3,914,821
2.63%, 03/31/2025 to 07/31/2029	13,800,000	13,060,163
2.75%, 02/28/2025 to 08/15/2032	17,000,000	16,052,070
2.88%, 04/30/2025 to 05/15/2032	16,500,000	15,582,573
3.00%, 09/30/2025	1,000,000	970,430
3.13%, 08/31/2027 to 11/15/2028	4,000,000	3,763,047
3.25%, 06/30/2027 to 06/30/2029	4,000,000	3,771,562
3.38%, 05/15/2033	2,000,000	1,807,500
3.50%, 01/31/2028 to 02/15/2033	9,500,000	8,920,370
3.63%, 05/15/2026 to 03/31/2028	2,500,000	2,410,547
3.75%, 04/15/2026 to 06/30/2030	7,500,000	7,189,883
3.88%, 01/15/2026 to 08/15/2033	6,800,000	6,504,687
4.00%, 02/15/2026 to 02/15/2034	4,000,000	3,856,641
4.13%, 10/31/2027 to 11/15/2032	3,000,000	2,897,382
4.50%, 11/15/2033	2,000,000	1,970,625
		261,129,988
U.S. Government Agency — 3.7%
Federal Farm Credit Bank
0.90%, 06/15/2026	1,500,000	1,372,190
1.50%, 03/30/2028	2,000,000	1,760,551
Federal Home Loan Bank
0.83%, 02/10/2027	2,000,000	1,785,629
1.50%, 08/15/2024	3,000,000	2,966,634
2.50%, 12/10/2027	2,000,000	1,843,086
2.88%, 09/13/2024	1,000,000	990,736
3.25%, 06/09/2028 to 11/16/2028	4,000,000	3,764,636
Federal National Mtg. Assoc.
0.88%, 12/18/2026	3,850,000	3,450,877
		17,934,339
Total U.S. Government & Agency Obligations (cost $298,022,647)		279,064,327
UNAFFILIATED INVESTMENT COMPANIES — 3.3%
iShares 1-3 Year Treasury Bond ETF	58,000	4,706,700
iShares 3-7 Year Treasury Bond ETF	42,200	4,789,700

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
iShares 7-10 Year Treasury Bond ETF	12,200	$ 1,115,446
iShares iBoxx $ Investment Grade Corporate Bond ETF	53,000	5,564,470
Total Unaffiliated Investment Companies (cost $18,601,008)		16,176,316
Total Long-Term Investment Securities (cost $515,933,628)		481,614,652
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $406,775 and collateralized by $415,800 of United States Treasury Notes, bearing interest at 4.88% due 04/30/2026 and having an approximate value of $415,051 (cost $406,757)	$ 406,757	406,757
TOTAL INVESTMENTS (cost $516,340,385)	99.4%	482,021,409
Other assets less liabilities	0.6	2,889,739
NET ASSETS	100.0%	$484,911,148
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$186,374,009	$—	$186,374,009
U.S. Government & Agency Obligations	—	279,064,327	—	279,064,327
Unaffiliated Investment Companies	16,176,316	—	—	16,176,316
Repurchase Agreements	—	406,757	—	406,757
Total Investments at Value	$16,176,316	$465,845,093	$—	$482,021,409
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Advertising — 0.3%
Interpublic Group of Cos., Inc.	27,700	$ 843,188
Omnicom Group, Inc.	29,000	2,692,360
		3,535,548
Aerospace/Defense — 2.2%
L3Harris Technologies, Inc.	18,200	3,895,710
Lockheed Martin Corp.	27,300	12,692,589
RTX Corp.	99,300	10,080,936
		26,669,235
Agriculture — 2.2%
Altria Group, Inc.	199,500	8,740,095
Bunge Global SA	11,300	1,149,888
Philip Morris International, Inc.	171,000	16,234,740
		26,124,723
Airlines — 0.3%
Delta Air Lines, Inc.	44,800	2,243,136
United Airlines Holdings, Inc.†	24,200	1,245,332
		3,488,468
Apparel — 0.3%
Crocs, Inc.†	5,800	721,346
Levi Strauss & Co., Class A	10,600	224,932
PVH Corp.	3,800	413,440
Ralph Lauren Corp.	4,400	720,016
Skechers USA, Inc., Class A†	14,700	970,935
		3,050,669
Auto Manufacturers — 2.1%
Cummins, Inc.	16,200	4,576,338
Ford Motor Co.	549,100	6,671,565
General Motors Co.	162,500	7,236,125
PACCAR, Inc.	59,600	6,324,156
		24,808,184
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	5,600	411,880
Lear Corp.	6,900	868,503
		1,280,383
Banks — 15.6%
Bank of America Corp.	750,400	27,772,304
Bank of New York Mellon Corp.	96,000	5,423,040
Citigroup, Inc.	209,000	12,817,970
Citizens Financial Group, Inc.	43,700	1,490,607
Commerce Bancshares, Inc.	8,400	459,312
Cullen/Frost Bankers, Inc.	6,100	636,474
East West Bancorp, Inc.	13,400	998,166
Fifth Third Bancorp	64,800	2,362,608
Goldman Sachs Group, Inc.	38,600	16,471,006
Huntington Bancshares, Inc.	100,100	1,348,347
JPMorgan Chase & Co.	334,300	64,098,682
KeyCorp	64,800	938,952
M&T Bank Corp.	16,000	2,310,240
Morgan Stanley	192,400	17,477,616
Northern Trust Corp.	19,500	1,606,605
PNC Financial Services Group, Inc.	37,900	5,808,554
Regions Financial Corp.	87,700	1,689,979
State Street Corp.	39,800	2,885,102
Webster Financial Corp.	16,300	714,429
Wells Fargo & Co.	341,000	20,228,120
		187,538,113
Security Description	Shares or Principal Amount	Value

Beverages — 0.2%
Coca-Cola Consolidated, Inc.	700	$ 578,200
Molson Coors Beverage Co., Class B	22,800	1,305,528
		1,883,728
Biotechnology — 2.2%
Amgen, Inc.	60,900	16,682,946
Gilead Sciences, Inc.	142,800	9,310,560
		25,993,506
Building Materials — 1.3%
Builders FirstSource, Inc.†	17,100	3,126,222
Eagle Materials, Inc.	3,700	927,627
Fortune Brands Innovations, Inc.	14,500	1,059,950
Johnson Controls International PLC	73,900	4,808,673
Masco Corp.	37,000	2,532,650
Owens Corning	14,300	2,405,403
UFP Industries, Inc.	5,900	664,930
		15,525,455
Chemicals — 1.1%
CF Industries Holdings, Inc.	18,000	1,421,460
Dow, Inc.	77,600	4,415,440
Eastman Chemical Co.	13,600	1,284,384
LyondellBasell Industries NV, Class A	37,400	3,738,878
Olin Corp.	15,400	805,112
PPG Industries, Inc.	14,500	1,870,500
		13,535,774
Commercial Services — 1.4%
Global Payments, Inc.	28,200	3,462,114
H&R Block, Inc.	9,400	443,962
PayPal Holdings, Inc.†	65,900	4,475,928
Robert Half, Inc.	11,600	802,024
Service Corp. International	24,300	1,742,553
U-Haul Holding Co. †	1,900	120,137
U-Haul Holding Co. (Non-Voting)	20,300	1,244,796
United Rentals, Inc.	7,600	5,076,724
		17,368,238
Computers — 3.0%
CACI International, Inc., Class A†	1,800	724,014
Cognizant Technology Solutions Corp., Class A	55,000	3,612,400
Dell Technologies, Inc., Class C	27,500	3,427,600
Hewlett Packard Enterprise Co.	181,800	3,090,600
HP, Inc.	181,700	5,103,953
International Business Machines Corp.	91,900	15,273,780
Leidos Holdings, Inc.	15,647	2,194,022
NetApp, Inc.	22,100	2,258,841
Science Applications International Corp.	5,000	643,500
		36,328,710
Distribution/Wholesale — 0.0%
WESCO International, Inc.	3,200	488,800
Diversified Financial Services — 4.0%
Ally Financial, Inc.	32,900	1,261,715
American Express Co.	84,000	19,658,520
Ameriprise Financial, Inc.	12,300	5,065,017
Capital One Financial Corp.	41,400	5,938,002
Discover Financial Services	31,800	4,030,014
Jefferies Financial Group, Inc.	28,600	1,231,516
LPL Financial Holdings, Inc.	8,200	2,206,866
Raymond James Financial, Inc.	22,700	2,769,400
SEI Investments Co.	8,400	553,980
Stifel Financial Corp.	11,500	919,080

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Synchrony Financial	50,000	$ 2,199,000
T. Rowe Price Group, Inc.	24,500	2,684,465
		48,517,575
Electric — 3.5%
CenterPoint Energy, Inc.	48,200	1,404,548
Consolidated Edison, Inc.	37,500	3,540,000
Dominion Energy, Inc.	60,800	3,099,584
Duke Energy Corp.	85,100	8,361,926
Edison International	39,000	2,771,340
OGE Energy Corp.	22,800	790,020
Pinnacle West Capital Corp.	13,000	957,450
PPL Corp.	83,800	2,301,148
Public Service Enterprise Group, Inc.	73,600	5,084,288
Sempra	72,300	5,178,849
Southern Co.	67,200	4,939,200
Vistra Corp.	46,800	3,549,312
		41,977,665
Electronics — 0.5%
Allegion PLC	9,400	1,142,664
Arrow Electronics, Inc.†	10,400	1,327,768
Jabil, Inc.	20,600	2,417,616
TD SYNNEX Corp.	10,600	1,249,104
		6,137,152
Environmental Control — 0.1%
Pentair PLC	18,600	1,471,074
Food — 1.6%
Campbell Soup Co.	19,100	873,061
Conagra Brands, Inc.	36,600	1,126,548
General Mills, Inc.	41,300	2,909,998
Ingredion, Inc.	7,600	870,884
Kellanova	24,400	1,411,784
Kraft Heinz Co.	140,000	5,405,400
Kroger Co.	81,500	4,513,470
Sysco Corp.	34,900	2,593,768
		19,704,913
Forest Products & Paper — 0.1%
International Paper Co.	37,500	1,310,250
Hand/Machine Tools — 0.2%
Regal Rexnord Corp.	4,700	758,439
Snap-on, Inc.	5,900	1,580,964
		2,339,403
Healthcare-Products — 0.8%
Medtronic PLC	126,700	10,166,408
Healthcare-Services — 3.9%
Centene Corp.†	50,900	3,718,754
DaVita, Inc.†	9,900	1,376,199
Elevance Health, Inc.	34,700	18,341,726
HCA Healthcare, Inc.	47,200	14,623,504
Laboratory Corp. of America Holdings	12,900	2,597,673
Molina Healthcare, Inc.†	4,100	1,402,610
Quest Diagnostics, Inc.	18,400	2,542,512
Tenet Healthcare Corp.†	9,700	1,089,213
Universal Health Services, Inc., Class B	10,600	1,806,558
		47,498,749
Home Builders — 1.7%
D.R. Horton, Inc.	51,100	7,281,239
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
Lennar Corp., Class A	38,300	$ 5,807,046
NVR, Inc.†	320	2,380,432
PulteGroup, Inc.	36,800	4,100,256
Toll Brothers, Inc.	6,900	821,859
		20,390,832
Insurance — 5.9%
Aflac, Inc.	75,600	6,323,940
American Financial Group, Inc.	8,200	1,047,550
Arch Capital Group, Ltd.†	43,100	4,031,574
Assurant, Inc.	5,400	941,760
Chubb, Ltd.	49,200	12,233,088
Cincinnati Financial Corp.	17,600	2,036,144
Equitable Holdings, Inc.	48,500	1,790,135
Fidelity National Financial, Inc.	30,800	1,524,600
Hartford Financial Services Group, Inc.	39,000	3,778,710
Loews Corp.	29,000	2,179,350
Markel Group, Inc.†	1,300	1,895,920
MetLife, Inc.	98,300	6,987,164
Old Republic International Corp.	34,500	1,030,170
Primerica, Inc.	3,300	699,138
Principal Financial Group, Inc.	28,400	2,247,576
Prudential Financial, Inc.	42,900	4,739,592
Reinsurance Group of America, Inc.	7,200	1,346,328
Travelers Cos., Inc.	50,500	10,714,080
Unum Group	22,500	1,140,750
W.R. Berkley Corp.	30,200	2,324,494
Willis Towers Watson PLC	7,100	1,783,094
		70,795,157
Internet — 0.6%
eBay, Inc.	57,800	2,979,012
Expedia Group, Inc.†	12,400	1,669,412
Gen Digital, Inc.	60,700	1,222,498
Robinhood Markets, Inc., Class A†	47,200	778,328
		6,649,250
Iron/Steel — 1.3%
Cleveland-Cliffs, Inc.†	55,200	932,880
Commercial Metals Co.	5,000	268,700
Nucor Corp.	42,000	7,078,260
Reliance, Inc.	8,000	2,277,760
Steel Dynamics, Inc.	28,400	3,695,408
United States Steel Corp.	26,600	970,900
		15,223,908
Leisure Time — 0.1%
Brunswick Corp.	10,300	830,592
Lodging — 0.2%
Boyd Gaming Corp.	11,800	631,418
MGM Resorts International†	30,500	1,202,920
		1,834,338
Machinery-Construction & Mining — 1.6%
Caterpillar, Inc.	55,400	18,535,178
Oshkosh Corp.	6,900	774,663
		19,309,841
Machinery-Diversified — 1.4%
AGCO Corp.	8,200	936,358
Deere & Co.	31,800	12,446,838

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Dover Corp.	15,000	$ 2,689,500
Middleby Corp.†	5,900	819,923
		16,892,619
Media — 1.7%
Comcast Corp., Class A	501,900	19,127,409
Fox Corp., Class A	45,200	1,401,652
		20,529,061
Metal Fabricate/Hardware — 0.1%
Timken Co.	6,600	588,852
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	31,000	2,622,290
Oil & Gas — 12.5%
Chevron Corp.	202,600	32,673,302
Chord Energy Corp.	2,700	477,846
ConocoPhillips	142,300	17,875,726
Coterra Energy, Inc.	81,900	2,240,784
Devon Energy Corp.	40,600	2,077,908
EOG Resources, Inc.	81,700	10,795,021
Exxon Mobil Corp.	436,700	51,648,509
Marathon Oil Corp.	79,600	2,137,260
Marathon Petroleum Corp.	43,500	7,904,820
Murphy Oil Corp.	9,800	437,472
Occidental Petroleum Corp.	103,100	6,819,034
PBF Energy, Inc., Class A	7,700	410,179
Phillips 66	48,300	6,917,043
Range Resources Corp.	26,500	951,615
Valero Energy Corp.	45,000	7,194,150
		150,560,669
Oil & Gas Services — 0.6%
Baker Hughes Co.	95,500	3,115,210
Halliburton Co.	97,200	3,642,084
NOV, Inc.	26,900	497,381
		7,254,675
Packaging & Containers — 0.4%
Berry Global Group, Inc.	13,700	775,968
Crown Holdings, Inc.	18,600	1,526,502
Graphic Packaging Holding Co.	34,900	902,165
Packaging Corp. of America	12,300	2,127,654
		5,332,289
Pharmaceuticals — 9.3%
AbbVie, Inc.	197,000	32,040,080
Cardinal Health, Inc.	29,900	3,080,896
Cencora, Inc.	28,600	6,836,830
Cigna Group	38,300	13,674,632
CVS Health Corp.	120,000	8,125,200
Henry Schein, Inc.†	14,300	990,704
Jazz Pharmaceuticals PLC†	6,100	675,575
Johnson & Johnson	229,600	33,197,864
McKesson Corp.	22,800	12,248,388
Viatris, Inc.	130,000	1,504,100
		112,374,269
Pipelines — 1.1%
Cheniere Energy, Inc.	26,200	4,134,884
Kinder Morgan, Inc.	256,300	4,685,164
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
New Fortress Energy, Inc.	13,900	$ 364,180
Williams Cos., Inc.	115,900	4,445,924
		13,630,152
Private Equity — 0.1%
Carlyle Group, Inc.	39,000	1,747,200
Real Estate — 0.0%
Jones Lang LaSalle, Inc.†	2,900	524,030
Retail — 3.6%
AutoNation, Inc.†	10,400	1,675,960
Bath & Body Works, Inc.	21,500	976,530
Best Buy Co., Inc.	25,300	1,863,092
BJ's Wholesale Club Holdings, Inc.†	8,300	619,844
CarMax, Inc.†	15,000	1,019,550
Darden Restaurants, Inc.	7,600	1,165,916
Dick's Sporting Goods, Inc.	3,900	783,666
Dillard's, Inc., Class A	1,000	437,990
Genuine Parts Co.	10,700	1,682,147
Lithia Motors, Inc.	3,000	763,140
Lowe's Cos., Inc.	102,000	23,254,980
Murphy USA, Inc.	2,400	993,168
Penske Automotive Group, Inc.	9,000	1,376,190
Target Corp.	29,500	4,748,910
Williams-Sonoma, Inc.	7,400	2,122,172
		43,483,255
Semiconductors — 2.4%
Amkor Technology, Inc.	15,800	511,130
Microchip Technology, Inc.	51,500	4,736,970
QUALCOMM, Inc.	127,400	21,129,290
Skyworks Solutions, Inc.	18,000	1,918,620
		28,296,010
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	4,500	1,246,185
Software — 0.8%
Fiserv, Inc.†	57,100	8,717,457
Twilio, Inc., Class A†	12,400	742,512
		9,459,969
Telecommunications — 4.6%
AT&T, Inc.	681,900	11,517,291
Cisco Systems, Inc.	468,300	22,000,734
Corning, Inc.	96,400	3,217,832
Verizon Communications, Inc.	456,200	18,015,338
		54,751,195
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	33,300	610,056
Transportation — 1.2%
CSX Corp.	217,700	7,231,994
FedEx Corp.	28,800	7,539,264
		14,771,258
Total Common Stocks (cost $914,710,469)		1,186,450,675
UNAFFILIATED INVESTMENT COMPANIES — 0.9%
iShares Russell 1000 Value ETF (cost $10,554,393)	59,700	10,238,550
Total Long-Term Investment Securities (cost $925,264,862)		1,196,689,225

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.4%
Unaffiliated Investment Companies — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1) (cost $5,369,229)	$5,369,229	$ 5,369,229
TOTAL INVESTMENTS (cost $930,634,091)	99.9%	1,202,058,454
Other assets less liabilities	0.1	1,266,394
NET ASSETS	100.0%	$1,203,324,848
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2024.
ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,186,450,675	$—	$—	$1,186,450,675
Unaffiliated Investment Companies	10,238,550	—	—	10,238,550
Short-Term Investments	5,369,229	—	—	5,369,229
Total Investments at Value	$1,202,058,454	$—	$—	$1,202,058,454
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.4%
Aerospace/Defense — 3.4%
Melrose Industries PLC	374,531	$ 2,933,447
QinetiQ Group PLC	1,571,775	6,720,332
		9,653,779
Apparel — 0.8%
Dr. Martens PLC	1,423,461	1,346,248
PVH Corp.	9,313	1,013,255
		2,359,503
Auto Parts & Equipment — 0.9%
Adient PLC†	89,207	2,664,613
Banks — 13.5%
Atlantic Union Bankshares Corp.	43,463	1,380,819
Camden National Corp.	64,822	2,023,743
Columbia Banking System, Inc.	317,375	5,969,824
First Bancorp	66,041	2,008,307
First Commonwealth Financial Corp.	145,520	1,919,409
First Interstate BancSystem, Inc., Class A	264,411	7,059,774
German American Bancorp, Inc.	68,987	2,188,957
Peoples Bancorp, Inc.	95,920	2,785,517
Seacoast Banking Corp. of Florida	136,131	3,140,542
SouthState Corp.	93,407	7,070,910
TriCo Bancshares	77,712	2,702,046
		38,249,848
Building Materials — 3.1%
Louisiana-Pacific Corp.	50,739	3,713,588
UFP Industries, Inc.	44,336	4,996,667
		8,710,255
Chemicals — 7.3%
Ashland, Inc.	24,152	2,302,410
Avient Corp.	122,017	5,175,961
Elementis PLC	2,885,495	5,031,805
Olin Corp.	53,711	2,808,011
Tronox Holdings PLC	319,614	5,430,242
		20,748,429
Commercial Services — 4.6%
Babcock International Group PLC	105,953	670,793
Colliers International Group, Inc.	2,673	278,099
Herc Holdings, Inc.	7,355	1,051,986
ICF International, Inc.	1,474	212,684
Kforce, Inc.	52,135	3,219,858
Vestis Corp.	212,115	3,907,158
WillScot Mobile Mini Holdings Corp.†	100,139	3,701,137
		13,041,715
Computers — 1.0%
Lumentum Holdings, Inc.†	66,330	2,902,601
Diversified Financial Services — 2.1%
Bread Financial Holdings, Inc.	32,543	1,201,162
Piper Sandler Cos.	15,385	3,012,229
Victory Capital Holdings, Inc., Class A	34,050	1,731,783
		5,945,174
Electric — 1.6%
Black Hills Corp.	16,617	912,273
IDACORP, Inc.	39,402	3,734,522
		4,646,795
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 0.4%
Insteel Industries, Inc.	31,262	$ 1,003,510
Electronics — 6.5%
Atmus Filtration Technologies, Inc.†	94,773	2,870,674
Benchmark Electronics, Inc.	81,740	2,469,365
Coherent Corp.†	77,607	4,239,671
CTS Corp.	3,429	156,877
Knowles Corp.†	418,356	6,622,576
Sanmina Corp.†	33,296	2,020,068
		18,379,231
Energy-Alternate Sources — 1.8%
Green Plains, Inc.†	242,618	5,014,914
Engineering & Construction — 2.5%
John Wood Group PLC†	308,207	571,068
Primoris Services Corp.	138,877	6,471,668
Stantec, Inc.	1,729	137,664
		7,180,400
Food — 2.8%
Glanbia PLC	420,545	8,019,066
Hand/Machine Tools — 2.5%
Regal Rexnord Corp.	43,759	7,061,390
Healthcare-Products — 3.1%
Envista Holdings Corp.†	255,234	5,023,005
Integer Holdings Corp.†	34,953	3,901,804
		8,924,809
Home Builders — 2.2%
Century Communities, Inc.	10,129	803,432
LCI Industries	10,209	1,061,532
M/I Homes, Inc.†	13,735	1,596,282
Meritage Homes Corp.	11,301	1,873,028
Taylor Morrison Home Corp.†	17,856	1,000,114
		6,334,388
Insurance — 6.3%
CNO Financial Group, Inc.	218,304	5,747,944
Hanover Insurance Group, Inc.	52,645	6,834,374
Horace Mann Educators Corp.	144,307	5,319,156
		17,901,474
Iron/Steel — 0.8%
Commercial Metals Co.	39,411	2,117,947
Leisure Time — 0.8%
BRP, Inc.	9,107	612,712
Brunswick Corp.	20,747	1,673,038
		2,285,750
Lodging — 3.6%
Boyd Gaming Corp.	35,975	1,925,022
Dalata Hotel Group PLC	520,289	2,327,912
Hilton Grand Vacations, Inc.†	141,120	5,876,237
		10,129,171
Machinery-Diversified — 3.9%
Columbus McKinnon Corp.	131,163	5,413,097
Mueller Water Products, Inc., Class A	362,934	5,748,875
		11,161,972
Media — 0.5%
Cable One, Inc.	3,565	1,404,075

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 0.6%
Ryerson Holding Corp.	54,040	$ 1,542,842
Timken Co.	1,877	167,466
		1,710,308
Miscellaneous Manufacturing — 0.5%
Senior PLC	678,294	1,384,500
Office Furnishings — 1.1%
HNI Corp.	75,511	3,167,686
Oil & Gas — 3.5%
Crescent Point Energy Corp.	1,115,737	9,839,136
Oil & Gas Services — 0.6%
TechnipFMC PLC	60,695	1,555,006
Real Estate — 1.3%
McGrath RentCorp	34,224	3,650,332
REITS — 3.0%
Alexander & Baldwin, Inc.	191,335	3,151,287
Highwoods Properties, Inc.	52,694	1,380,583
Kite Realty Group Trust	33,365	727,357
STAG Industrial, Inc.	7,538	259,232
Sunstone Hotel Investors, Inc.	288,727	2,945,015
		8,463,474
Retail — 2.3%
Brinker International, Inc.†	94,527	5,066,647
Group 1 Automotive, Inc.	5,308	1,560,658
		6,627,305
Savings & Loans — 2.1%
WSFS Financial Corp.	136,538	5,834,269
Security Description	Shares or Principal Amount	Value

Semiconductors — 1.2%
Cohu, Inc.†	114,812	$ 3,481,100
Software — 3.5%
ACI Worldwide, Inc.†	290,062	9,891,114
Telecommunications — 0.3%
Clearfield, Inc.†	31,028	934,563
Toys/Games/Hobbies — 1.4%
Mattel, Inc.†	212,239	3,888,219
Total Long-Term Investment Securities (cost $264,358,632)		276,267,821
SHORT-TERM INVESTMENTS — 3.3%
U.S. Government Agency — 3.0%
Federal Home Loan Bank
5.27%, 05/01/2024	$8,550,000	8,548,747
Unaffiliated Investment Companies — 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1)	744,663	744,664
Total Short-Term Investments (cost $9,294,663)		9,293,411
TOTAL INVESTMENTS (cost $273,653,295)	100.7%	285,561,232
Other assets less liabilities	(0.7)	(1,869,242)
NET ASSETS	100.0%	$283,691,990
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$9,653,779	$—	$9,653,779
Apparel	1,013,255	1,346,248	—	2,359,503
Chemicals	15,716,624	5,031,805	—	20,748,429
Commercial Services	12,370,922	670,793	—	13,041,715
Engineering & Construction	6,609,332	571,068	—	7,180,400
Food	—	8,019,066	—	8,019,066
Lodging	7,801,259	2,327,912	—	10,129,171
Miscellaneous Manufacturing	—	1,384,500	—	1,384,500
Other Industries	203,751,258	—	—	203,751,258
Short-Term Investments:
U.S. Government Agency	—	8,548,747	—	8,548,747
Other Short-Term Investments	744,664	—	—	744,664
Total Investments at Value	$248,007,314	$37,553,918	$—	$285,561,232
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Agriculture — 1.6%
Altria Group, Inc.	42,603	$ 1,866,438
Bunge Global SA	5,191	528,236
		2,394,674
Airlines — 0.1%
United Airlines Holdings, Inc.†	3,215	165,444
Apparel — 0.5%
Deckers Outdoor Corp.†	907	742,352
Auto Manufacturers — 3.1%
Ford Motor Co.	30,348	368,728
General Motors Co.	40,134	1,787,167
PACCAR, Inc.	12,510	1,327,436
Tesla, Inc.†	5,481	1,004,558
		4,487,889
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	2,999	220,576
Banks — 2.9%
Bank of New York Mellon Corp.	26,792	1,513,480
Citigroup, Inc.	3,232	198,219
First Citizens BancShares, Inc., Class A	348	586,992
JPMorgan Chase & Co.	9,258	1,775,129
State Street Corp.	1,931	139,978
		4,213,798
Beverages — 0.4%
Molson Coors Beverage Co., Class B	6,630	379,634
Monster Beverage Corp.†	2,397	128,120
PepsiCo, Inc.	794	139,672
		647,426
Biotechnology — 1.9%
Exelixis, Inc.†	10,564	247,831
Gilead Sciences, Inc.	6,493	423,344
Regeneron Pharmaceuticals, Inc.†	171	152,303
United Therapeutics Corp.†	1,486	348,214
Vertex Pharmaceuticals, Inc.†	4,148	1,629,376
		2,801,068
Building Materials — 1.2%
Builders FirstSource, Inc.†	4,839	884,666
Eagle Materials, Inc.	594	148,922
Lennox International, Inc.	328	152,002
Masco Corp.	1,958	134,025
Owens Corning	2,745	461,736
		1,781,351
Chemicals — 0.5%
CF Industries Holdings, Inc.	6,691	528,388
Sherwin-Williams Co.	501	150,105
		678,493
Commercial Services — 0.5%
Cintas Corp.	236	155,368
H&R Block, Inc.	4,909	231,852
Robert Half, Inc.	3,944	272,688
		659,908
Computers — 7.0%
Apple, Inc.	44,803	7,631,295
CACI International, Inc., Class A†	715	287,594
Cognizant Technology Solutions Corp., Class A	1,913	125,646
Security Description	Shares or Principal Amount	Value

Computers (continued)
Crowdstrike Holdings, Inc., Class A†	2,957	$ 865,041
International Business Machines Corp.	2,709	450,236
NetApp, Inc.	7,301	746,235
Science Applications International Corp.	1,288	165,766
		10,271,813
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	21,304	1,958,264
Procter & Gamble Co.	914	149,165
		2,107,429
Distribution/Wholesale — 2.1%
Core & Main, Inc., Class A†	4,245	239,715
Fastenal Co.	17,846	1,212,457
Ferguson PLC	780	163,722
WW Grainger, Inc.	1,610	1,483,374
		3,099,268
Diversified Financial Services — 5.1%
Affiliated Managers Group, Inc.	1,229	191,847
Ameriprise Financial, Inc.	397	163,481
Cboe Global Markets, Inc.	3,621	655,944
Mastercard, Inc., Class A	5,553	2,505,514
SEI Investments Co.	3,365	221,922
Stifel Financial Corp.	2,059	164,555
Synchrony Financial	14,131	621,481
Visa, Inc., Class A	9,981	2,680,996
Western Union Co.	12,683	170,460
		7,376,200
Electric — 1.5%
Consolidated Edison, Inc.	9,336	881,318
DTE Energy Co.	1,439	158,751
Entergy Corp.	1,470	156,805
OGE Energy Corp.	4,054	140,471
Vistra Corp.	11,591	879,061
		2,216,406
Electrical Components & Equipment — 1.2%
Acuity Brands, Inc.	894	221,980
Eaton Corp. PLC	4,376	1,392,706
Emerson Electric Co.	1,359	146,473
		1,761,159
Electronics — 1.2%
Hubbell, Inc.	1,774	657,303
Jabil, Inc.	4,274	501,597
Mettler-Toledo International, Inc.†	122	150,023
nVent Electric PLC	2,038	146,879
TD SYNNEX Corp.	2,398	282,580
		1,738,382
Engineering & Construction — 0.4%
EMCOR Group, Inc.	1,447	516,825
Environmental Control — 0.1%
Waste Management, Inc.	741	154,143
Food — 1.2%
Albertsons Cos., Inc., Class A	13,616	277,766
Ingredion, Inc.	2,100	240,639
Kroger Co.	22,799	1,262,609
		1,781,014

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.5%
Atmos Energy Corp.	4,290	$ 505,791
UGI Corp.	6,266	160,159
		665,950
Healthcare-Products — 1.6%
Agilent Technologies, Inc.	1,053	144,303
Boston Scientific Corp.†	2,187	157,180
Bruker Corp.	1,691	131,915
IDEXX Laboratories, Inc.†	2,793	1,376,279
Solventum Corp.†	5,008	325,570
Stryker Corp.	462	155,463
		2,290,710
Healthcare-Services — 1.9%
Centene Corp.†	18,283	1,335,756
Chemed Corp.	236	134,048
Medpace Holdings, Inc.†	767	297,864
Molina Healthcare, Inc.†	2,026	693,095
Universal Health Services, Inc., Class B	2,122	361,653
		2,822,416
Home Builders — 0.8%
PulteGroup, Inc.	7,168	798,659
Toll Brothers, Inc.	3,441	409,857
		1,208,516
Insurance — 3.3%
Arch Capital Group, Ltd.†	1,810	169,307
Berkshire Hathaway, Inc., Class B†	4,508	1,788,459
Equitable Holdings, Inc.	10,835	399,920
Everest Group, Ltd.	337	123,480
Hartford Financial Services Group, Inc.	10,325	1,000,389
MGIC Investment Corp.	9,521	193,086
Primerica, Inc.	1,197	253,597
Reinsurance Group of America, Inc.	2,176	406,890
Travelers Cos., Inc.	751	159,332
Unum Group	6,442	326,610
		4,821,070
Internet — 13.5%
Alphabet, Inc., Class A†	17,172	2,795,258
Alphabet, Inc., Class C†	25,096	4,131,805
Amazon.com, Inc.†	27,331	4,782,925
Booking Holdings, Inc.	482	1,663,878
Expedia Group, Inc.†	916	123,321
F5, Inc.†	2,049	338,720
Meta Platforms, Inc., Class A	9,892	4,255,242
Netflix, Inc.†	659	362,872
Spotify Technology SA†	4,567	1,280,770
		19,734,791
Iron/Steel — 2.0%
Nucor Corp.	8,445	1,423,236
Reliance, Inc.	1,922	547,232
Steel Dynamics, Inc.	5,287	687,944
United States Steel Corp.	7,080	258,420
		2,916,832
Machinery-Construction & Mining — 0.7%
Vertiv Holdings Co., Class A	10,812	1,005,516
Machinery-Diversified — 0.1%
AGCO Corp.	1,155	131,889
Security Description	Shares or Principal Amount	Value

Media — 1.2%
Comcast Corp., Class A	43,251	$ 1,648,296
Fox Corp., Class A	3,960	122,799
		1,771,095
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	3,183	269,250
Oil & Gas — 4.2%
APA Corp.	4,245	133,463
Exxon Mobil Corp.	7,189	850,243
HF Sinclair Corp.	4,524	245,427
Marathon Petroleum Corp.	8,372	1,521,360
Phillips 66	10,610	1,519,458
Southwestern Energy Co.†	36,304	271,917
Valero Energy Corp.	9,711	1,552,497
		6,094,365
Packaging & Containers — 0.1%
Packaging Corp. of America	796	137,692
Pharmaceuticals — 4.9%
AbbVie, Inc.	13,369	2,174,334
Cardinal Health, Inc.	8,631	889,338
Cencora, Inc.	5,780	1,381,709
Eli Lilly & Co.	2,565	2,003,522
McKesson Corp.	292	156,865
Viatris, Inc.	43,319	501,201
		7,106,969
Pipelines — 0.2%
Cheniere Energy, Inc.	1,433	226,156
Real Estate — 0.1%
Jones Lang LaSalle, Inc.†	971	175,460
REITS — 2.8%
Gaming & Leisure Properties, Inc.	7,867	336,157
Iron Mountain, Inc.	2,117	164,110
Lamar Advertising Co., Class A	2,598	300,978
NNN REIT, Inc.	3,724	150,934
Omega Healthcare Investors, Inc.	8,958	272,413
Rithm Capital Corp.	13,305	147,951
Simon Property Group, Inc.	11,466	1,611,317
VICI Properties, Inc.	40,065	1,143,856
		4,127,716
Retail — 3.2%
Casey's General Stores, Inc.	1,199	383,176
Costco Wholesale Corp.	210	151,809
Dick's Sporting Goods, Inc.	992	199,332
Domino's Pizza, Inc.	351	185,774
Murphy USA, Inc.	627	259,465
O'Reilly Automotive, Inc.†	141	142,870
Texas Roadhouse, Inc.	994	159,815
TJX Cos., Inc.	8,719	820,371
Ulta Beauty, Inc.†	325	131,573
Walmart, Inc.	23,451	1,391,817
Williams-Sonoma, Inc.	2,138	613,136
Wingstop, Inc.	446	171,616
		4,610,754
Semiconductors — 9.6%
Applied Materials, Inc.	10,094	2,005,173
Broadcom, Inc.	932	1,211,852
KLA Corp.	2,658	1,832,133
Lam Research Corp.	194	173,515

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
NVIDIA Corp.	9,148	$ 7,904,055
QUALCOMM, Inc.	5,088	843,845
		13,970,573
Shipbuilding — 0.3%
Huntington Ingalls Industries, Inc.	1,379	381,886
Software — 11.9%
Adobe, Inc.†	3,658	1,693,032
AppLovin Corp., Class A†	6,729	474,866
Cadence Design Systems, Inc.†	5,417	1,493,088
DocuSign, Inc.†	2,590	146,594
Dropbox, Inc., Class A†	8,422	195,054
Electronic Arts, Inc.	8,689	1,101,939
Fair Isaac Corp.†	871	987,130
Manhattan Associates, Inc.†	2,070	426,544
Microsoft Corp.	27,312	10,633,381
Nutanix, Inc., Class A†	2,376	144,223
		17,295,851
Telecommunications — 1.5%
Arista Networks, Inc.†	571	146,496
AT&T, Inc.	9,234	155,962
Cisco Systems, Inc.	38,022	1,786,273
Verizon Communications, Inc.	4,079	161,080
		2,249,811
Security Description	Shares or Principal Amount	Value

Transportation — 0.3%
Expeditors International of Washington, Inc.	1,139	$ 126,782
FedEx Corp.	792	207,330
Ryder System, Inc.	1,476	179,850
		513,962
Total Long-Term Investment Securities (cost $114,899,242)		144,344,848
SHORT-TERM INVESTMENTS — 1.1%
U.S. Government Agency — 1.0%
Federal Home Loan Bank
5.27%, 05/01/2024	$1,395,000	1,395,000
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1)	162,045	162,045
Total Short-Term Investments (cost $1,557,045)		1,557,045
TOTAL INVESTMENTS (cost $116,456,287)	100.0%	145,901,893
Other assets less liabilities	0.0	2,169
NET ASSETS	100.0%	$145,904,062
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2024.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$144,344,848	$—	$—	$144,344,848
Short-Term Investments:
U.S. Government Agency	—	1,395,000	—	1,395,000
Other Short-Term Investments	162,045	—	—	162,045
Total Investments at Value	$144,506,893	$1,395,000	$—	$145,901,893
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Agriculture — 2.2%
Altria Group, Inc.	114,852	$ 5,031,666
Bunge Global SA	25,223	2,566,693
		7,598,359
Apparel — 0.3%
Ralph Lauren Corp.	6,748	1,104,243
Auto Manufacturers — 2.2%
Ford Motor Co.	249,952	3,036,917
General Motors Co.	103,529	4,610,146
		7,647,063
Banks — 8.6%
Bank of America Corp.	69,909	2,587,332
Bank of New York Mellon Corp.	77,832	4,396,730
Bank OZK	18,132	809,594
Huntington Bancshares, Inc.	247,558	3,334,606
JPMorgan Chase & Co.	67,225	12,889,721
Regions Financial Corp.	96,407	1,857,763
State Street Corp.	49,087	3,558,317
Zions Bancorp NA	24,736	1,008,734
		30,442,797
Beverages — 0.9%
PepsiCo, Inc.	17,260	3,036,207
Biotechnology — 4.2%
Amgen, Inc.	14,686	4,023,083
Gilead Sciences, Inc.	70,080	4,569,216
Regeneron Pharmaceuticals, Inc.†	5,397	4,806,892
Vertex Pharmaceuticals, Inc.†	3,421	1,343,803
		14,742,994
Building Materials — 3.4%
Lennox International, Inc.	5,613	2,601,176
Masco Corp.	30,481	2,086,424
Owens Corning	15,547	2,615,161
Trane Technologies PLC	14,919	4,734,396
		12,037,157
Chemicals — 3.3%
Ecolab, Inc.	2,920	660,358
Linde PLC	8,500	3,748,160
LyondellBasell Industries NV, Class A	38,134	3,812,256
PPG Industries, Inc.	18,500	2,386,500
Sherwin-Williams Co.	3,493	1,046,538
		11,653,812
Commercial Services — 0.8%
Cintas Corp.	759	499,680
Grand Canyon Education, Inc.†	3,956	514,359
H&R Block, Inc.	9,094	429,510
Robert Half, Inc.	18,203	1,258,555
		2,702,104
Computers — 3.1%
Cognizant Technology Solutions Corp., Class A	54,985	3,611,415
Hewlett Packard Enterprise Co.	125,615	2,135,455
Leidos Holdings, Inc.	23,441	3,286,897
NetApp, Inc.	19,687	2,012,208
		11,045,975
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 2.4%
Colgate-Palmolive Co.	54,821	$ 5,039,146
Procter & Gamble Co.	19,753	3,223,690
		8,262,836
Distribution/Wholesale — 1.2%
Ferguson PLC	19,864	4,169,454
Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	5,731	894,609
Capital One Financial Corp.	14,856	2,130,796
Cboe Global Markets, Inc.	5,512	998,499
Janus Henderson Group PLC	23,184	723,804
Raymond James Financial, Inc.	5,659	690,398
Synchrony Financial	60,913	2,678,954
T. Rowe Price Group, Inc.	25,673	2,812,991
Western Union Co.	44,936	603,940
		11,533,991
Electric — 3.6%
Edison International	49,287	3,502,334
Public Service Enterprise Group, Inc.	57,506	3,972,515
Vistra Corp.	29,918	2,268,981
Xcel Energy, Inc.	56,510	3,036,282
		12,780,112
Electrical Components & Equipment — 2.0%
Acuity Brands, Inc.	4,962	1,232,065
Eaton Corp. PLC	18,100	5,760,506
		6,992,571
Electronics — 0.8%
Hubbell, Inc.	4,688	1,736,998
Jabil, Inc.	8,030	942,401
		2,679,399
Engineering & Construction — 1.0%
EMCOR Group, Inc.	5,322	1,900,858
Jacobs Solutions, Inc.	12,258	1,759,391
		3,660,249
Environmental Control — 0.2%
Republic Services, Inc.	2,050	392,985
Waste Management, Inc.	2,212	460,140
		853,125
Food — 1.5%
Ingredion, Inc.	11,190	1,282,262
Kroger Co.	73,485	4,069,599
		5,351,861
Healthcare-Products — 4.4%
Abbott Laboratories	27,153	2,877,403
Agilent Technologies, Inc.	2,985	409,064
Boston Scientific Corp.†	79,812	5,736,089
Solventum Corp.†	23,623	1,535,731
Stryker Corp.	15,023	5,055,240
		15,613,527
Healthcare-Services — 2.9%
Centene Corp.†	60,060	4,387,984
Elevance Health, Inc.	4,018	2,123,834
ICON PLC†	12,100	3,604,348
		10,116,166

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders — 1.5%
PulteGroup, Inc.	26,719	$ 2,977,031
Toll Brothers, Inc.	18,432	2,195,435
		5,172,466
Insurance — 7.9%
Arch Capital Group, Ltd.†	10,022	937,458
Assured Guaranty, Ltd.	9,417	722,284
Axis Capital Holdings, Ltd.	13,588	833,352
Berkshire Hathaway, Inc., Class B†	40,017	15,875,945
Hartford Financial Services Group, Inc.	40,947	3,967,355
MGIC Investment Corp.	47,969	972,811
Primerica, Inc.	2,378	503,803
Reinsurance Group of America, Inc.	11,188	2,092,044
Unum Group	34,316	1,739,821
		27,644,873
Internet — 0.5%
F5, Inc.†	10,303	1,703,189
Iron/Steel — 1.2%
Reliance, Inc.	2,664	758,494
Steel Dynamics, Inc.	26,171	3,405,371
		4,163,865
Machinery-Construction & Mining — 1.0%
Oshkosh Corp.	11,448	1,285,267
Vertiv Holdings Co., Class A	24,001	2,232,093
		3,517,360
Machinery-Diversified — 0.3%
AGCO Corp.	10,535	1,202,992
Media — 2.3%
Comcast Corp., Class A	144,298	5,499,197
News Corp., Class A	18,725	445,655
News Corp., Class B	19,493	478,358
Walt Disney Co.	15,787	1,753,936
		8,177,146
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	8,631	730,096
Oil & Gas — 6.7%
Chevron Corp.	18,282	2,948,338
ConocoPhillips	35,966	4,518,049
Exxon Mobil Corp.	53,156	6,286,760
HF Sinclair Corp.	25,224	1,368,402
Marathon Petroleum Corp.	23,222	4,219,902
Valero Energy Corp.	26,029	4,161,256
		23,502,707
Oil & Gas Services — 0.5%
Halliburton Co.	48,213	1,806,541
Packaging & Containers — 0.6%
AptarGroup, Inc.	10,618	1,533,027
Berry Global Group, Inc.	12,660	717,062
		2,250,089
Pharmaceuticals — 3.5%
Cardinal Health, Inc.	21,021	2,166,004
Cigna Group	1,677	598,756
Johnson & Johnson	33,037	4,776,820
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Merck & Co., Inc.	21,422	$ 2,768,151
Viatris, Inc.	157,650	1,824,010
		12,133,741
Private Equity — 0.9%
KKR & Co., Inc.	35,350	3,290,024
Real Estate — 0.5%
CBRE Group, Inc., Class A†	16,277	1,414,308
Jones Lang LaSalle, Inc.†	1,867	337,367
		1,751,675
REITS — 4.8%
AvalonBay Communities, Inc.	21,489	4,073,670
Brixmor Property Group, Inc.	54,076	1,195,079
Kilroy Realty Corp.	18,796	635,305
Omega Healthcare Investors, Inc.	43,225	1,314,472
Rithm Capital Corp.	88,016	978,738
Simon Property Group, Inc.	28,910	4,062,722
Welltower, Inc.	48,799	4,649,569
		16,909,555
Retail — 2.5%
Dick's Sporting Goods, Inc.	8,959	1,800,221
Gap, Inc.	34,336	704,575
Macy's, Inc.	49,900	919,657
Walmart, Inc.	47,997	2,848,622
Williams-Sonoma, Inc.	9,195	2,636,942
		8,910,017
Semiconductors — 2.5%
Applied Materials, Inc.	19,357	3,845,268
Lam Research Corp.	1,048	937,342
QUALCOMM, Inc.	23,906	3,964,810
		8,747,420
Software — 3.7%
AppLovin Corp., Class A†	23,126	1,632,002
Electronic Arts, Inc.	33,077	4,194,825
Nutanix, Inc., Class A†	31,195	1,893,536
Oracle Corp.	16,594	1,887,568
Salesforce, Inc.	13,183	3,545,436
		13,153,367
Telecommunications — 3.1%
AT&T, Inc.	144,904	2,447,428
Cisco Systems, Inc.	84,549	3,972,112
Verizon Communications, Inc.	114,375	4,516,669
		10,936,209
Transportation — 2.8%
Expeditors International of Washington, Inc.	20,187	2,247,015
FedEx Corp.	17,599	4,607,066
Ryder System, Inc.	7,940	967,489
XPO, Inc.†	19,179	2,060,976
		9,882,546
Water — 0.1%
American Water Works Co., Inc.	3,899	476,926
Total Long-Term Investment Securities (cost $311,645,420)		350,086,806

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
U.S. Government Agency — 1.9%
Federal Home Loan Bank
5.27%, 05/01/2024	$6,815,000	$ 6,814,001
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1)	602,170	602,170
Total Short-Term Investments (cost $7,417,170)		7,416,171
TOTAL INVESTMENTS (cost $319,062,590)	101.5%	357,502,977
Other assets less liabilities	(1.5)	(5,178,844)
NET ASSETS	100.0%	$352,324,133
†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2024.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$350,086,806	$—	$—	$350,086,806
Short-Term Investments:
U.S. Government Agency	—	6,814,001	—	6,814,001
Other Short-Term Investments	602,170	—	—	602,170
Total Investments at Value	$350,688,976	$6,814,001	$—	$357,502,977
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 65.7%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	161	$ 4,901
Omnicom Group, Inc.	153	14,205
Publicis Groupe SA	420	46,419
		65,525
Aerospace/Defense — 1.2%
AAR Corp.†	382	26,412
Airbus SE	564	92,687
BAE Systems PLC	9,985	166,069
General Dynamics Corp.	235	67,466
L3Harris Technologies, Inc.	98	20,977
Lockheed Martin Corp.	323	150,172
Northrop Grumman Corp.	144	69,844
RTX Corp.	5,008	508,412
		1,102,039
Agriculture — 0.3%
Altria Group, Inc.	2,404	105,319
Andersons, Inc.	317	17,416
Bunge Global SA	64	6,513
Japan Tobacco, Inc.	1,300	34,914
Philip Morris International, Inc.	923	87,630
Turning Point Brands, Inc.	256	7,383
		259,175
Airlines — 0.2%
Air Canada†	2,910	42,953
ANA Holdings, Inc.	1,200	22,770
Delta Air Lines, Inc.	241	12,067
Deutsche Lufthansa AG†	2,800	20,016
Japan Airlines Co., Ltd.	1,867	33,114
SkyWest, Inc.†	462	33,740
United Airlines Holdings, Inc.†	123	6,329
		170,989
Apparel — 0.5%
adidas AG	208	50,186
Burberry Group PLC	2,150	30,826
Crocs, Inc.†	31	3,855
Hanesbrands, Inc.†	3,405	15,527
Hermes International SCA	43	103,377
Levi Strauss & Co., Class A	59	1,252
LVMH Moet Hennessy Louis Vuitton SE	111	89,352
NIKE, Inc., Class B	1,756	162,009
PVH Corp.	21	2,285
Ralph Lauren Corp.	23	3,764
Skechers USA, Inc., Class A†	79	5,218
		467,651
Auto Manufacturers — 1.0%
Bayerische Motoren Werke AG	1,327	144,761
Blue Bird Corp.†	724	23,859
Cummins, Inc.	87	24,577
Ford Motor Co.	2,956	35,915
General Motors Co.	875	38,964
Honda Motor Co., Ltd.	3,900	44,352
Isuzu Motors, Ltd.	2,200	27,888
Kia Corp.	1,440	121,803
Mazda Motor Corp.	5,600	63,463
PACCAR, Inc.	1,074	113,962
Stellantis NV	2,575	57,217
Subaru Corp.	2,000	44,547
Tesla, Inc.†	455	83,392
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Toyota Motor Corp.	4,500	$ 103,069
Wabash National Corp.	510	11,786
		939,555
Auto Parts & Equipment — 0.4%
Allison Transmission Holdings, Inc.	30	2,206
Aptiv PLC†	1,297	92,087
Cheng Shin Rubber Industry Co., Ltd.	44,000	63,696
Continental AG	500	32,450
Lear Corp.	37	4,657
NGK Insulators, Ltd.	3,100	42,165
Niterra Co., Ltd.	2,600	84,950
Titan International, Inc.†	1,138	12,541
		334,752
Banks — 4.2%
ABN AMRO Bank NV*	3,230	51,768
Amalgamated Financial Corp.	637	15,632
Associated Banc-Corp	765	16,119
Banco Bilbao Vizcaya Argentaria SA	15,415	166,293
Banco Santander SA	20,000	97,084
Bancorp, Inc.†	389	11,647
Bank of America Corp.	11,255	416,548
Bank of New York Mellon Corp.	1,941	109,647
BankUnited, Inc.	689	18,417
Barclays PLC	24,000	60,349
BAWAG Group AG*	981	58,651
BayCom Corp.	452	8,941
BNP Paribas SA	1,640	117,284
Central Pacific Financial Corp.	452	9,013
Citigroup, Inc.	1,125	68,996
Citizens Financial Group, Inc.	235	8,016
Commerce Bancshares, Inc.	45	2,461
CrossFirst Bankshares, Inc.†	847	10,232
Cullen/Frost Bankers, Inc.	33	3,443
Customers Bancorp, Inc.†	445	20,323
Deutsche Bank AG	4,000	64,049
Eagle Bancorp, Inc.	452	8,358
East West Bancorp, Inc.	72	5,363
Equity Bancshares, Inc., Class A	382	12,724
Erste Group Bank AG	1,000	46,579
Fifth Third Bancorp	349	12,725
Financial Institutions, Inc.	600	10,332
First BanCorp/Puerto Rico	2,237	38,588
First Financial Corp.	376	13,690
Goldman Sachs Group, Inc.	208	88,756
Hana Financial Group, Inc.	2,100	88,391
Hilltop Holdings, Inc.	493	14,425
HomeStreet, Inc.	481	5,892
Hope Bancorp, Inc.	1,482	14,850
HSBC Holdings PLC	8,600	74,449
Huntington Bancshares, Inc.	539	7,260
Independent Bank Corp.	573	14,216
ING Groep NV	2,130	33,544
Intesa Sanpaolo SpA	19,709	73,953
JPMorgan Chase & Co.	4,306	825,632
KBC Group NV	703	52,209
Kearny Financial Corp.	1,331	7,187
KeyCorp	349	5,057
Lloyds Banking Group PLC	114,630	73,987
M&T Bank Corp.	86	12,418
Mercantile Bank Corp.	130	4,690
Midland States Bancorp, Inc.	601	13,162

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.	6,800	$ 67,684
Morgan Stanley	1,036	94,110
NatWest Group PLC	13,561	51,075
Nordea Bank Abp	4,848	56,428
Northeast Community Bancorp, Inc.	777	12,261
Northern Trust Corp.	105	8,651
OFG Bancorp	751	27,119
PNC Financial Services Group, Inc.	204	31,265
Rakuten Bank, Ltd.†	1,800	36,537
Regions Financial Corp.	472	9,095
Sandy Spring Bancorp, Inc.	495	10,123
Shinhan Financial Group Co., Ltd.	1,053	35,242
Standard Chartered PLC	5,513	47,457
State Street Corp.	214	15,513
Sumitomo Mitsui Financial Group, Inc.	1,400	79,473
UBS Group AG	2,000	52,325
UniCredit SpA	2,700	99,330
US Bancorp	6,324	256,944
Webster Financial Corp.	88	3,857
Wells Fargo & Co.	1,836	108,912
		3,996,751
Beverages — 0.8%
Anheuser-Busch InBev SA NV	665	39,819
Coca-Cola Co.	2,772	171,226
Coca-Cola Consolidated, Inc.	48	39,648
Coca-Cola Femsa SAB de CV ADR	344	34,108
Coca-Cola HBC AG	1,519	49,123
Diageo PLC	264	9,104
Kirin Holdings Co., Ltd.	1,600	23,312
Molson Coors Beverage Co., Class B	123	7,043
Monster Beverage Corp.†	3,714	198,513
PepsiCo, Inc.	1,084	190,687
		762,583
Biotechnology — 0.7%
2seventy Bio, Inc.†	500	2,280
ACADIA Pharmaceuticals, Inc.†	741	12,382
ADMA Biologics, Inc.†	1,157	7,544
Aeglea BioTherapeutics, Inc. CVR†(1)	1,300	0
Amgen, Inc.	663	181,622
Amicus Therapeutics, Inc.†	949	9,481
ANI Pharmaceuticals, Inc.†	78	5,148
Aptevo Therapeutics, Inc.†	16	11
Arcellx, Inc.†	225	11,254
Arcturus Therapeutics Holdings, Inc.†	318	8,131
Ardelyx, Inc.†	2,804	17,946
Aurinia Pharmaceuticals, Inc.†	1,059	5,390
Blueprint Medicines Corp.†	181	16,533
Cara Therapeutics, Inc.†	426	320
Deciphera Pharmaceuticals, Inc.†	529	13,368
Dynavax Technologies Corp.†	486	5,526
Entrada Therapeutics, Inc.†	300	3,555
EyePoint Pharmaceuticals, Inc.†	452	7,955
Fate Therapeutics, Inc.†	800	3,160
Genmab A/S†	111	30,758
Gilead Sciences, Inc.	1,756	114,491
Halozyme Therapeutics, Inc.†	452	17,221
Harvard Bioscience, Inc.†	800	3,056
Innoviva, Inc.†	691	10,441
Kiniksa Pharmaceuticals, Ltd., Class A†	529	9,903
Ligand Pharmaceuticals, Inc.†	214	14,956
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
MacroGenics, Inc.†	1,376	$ 20,337
Mustang Bio, Inc.†	100	25
Myriad Genetics, Inc.†	360	7,045
Nuvalent, Inc., Class A†	110	7,577
Omeros Corp.†	1,144	3,604
Organogenesis Holdings, Inc.†	953	2,240
PDL BioPharma, Inc.†(1)	3,800	618
Precigen, Inc.†	1,205	1,591
Protalix BioTherapeutics, Inc.†	2,000	2,280
REGENXBIO, Inc.†	230	3,530
Rigel Pharmaceuticals, Inc.†	3,500	3,675
Surface Oncology†(1)	2,413	269
TG Therapeutics, Inc.†	791	10,805
Theravance Biopharma, Inc.†	458	3,866
Veracyte, Inc.†	389	7,613
Vericel Corp.†	195	8,945
Viking Therapeutics, Inc.†	242	19,258
Xencor, Inc.†	310	6,491
Zymeworks, Inc.†	681	5,843
		628,044
Building Materials — 0.6%
Apogee Enterprises, Inc.	317	19,584
Boise Cascade Co.	300	39,681
Builders FirstSource, Inc.†	92	16,819
Cie de Saint-Gobain SA	1,058	83,434
Eagle Materials, Inc.	20	5,014
Fortune Brands Innovations, Inc.	78	5,702
Geberit AG	40	21,360
Heidelberg Materials AG	550	55,517
Holcim AG	646	54,155
JELD-WEN Holding, Inc.†	905	18,553
Johnson Controls International PLC	398	25,898
Masco Corp.	199	13,622
Modine Manufacturing Co.†	510	47,241
Owens Corning	77	12,952
UFP Industries, Inc.	32	3,606
Vulcan Materials Co.	710	182,917
		606,055
Chemicals — 1.3%
Air Liquide SA	200	39,155
Arkema SA	350	36,112
BASF SE	712	37,350
Brenntag SE	379	30,274
CF Industries Holdings, Inc.	97	7,660
Codexis, Inc.†	1,500	4,365
Dow, Inc.	418	23,784
Eastman Chemical Co.	73	6,894
Ecolab, Inc.	679	153,556
Givaudan SA	9	38,468
Hawkins, Inc.	231	17,503
Koppers Holdings, Inc.	356	18,256
Linde PLC	106	46,742
LyondellBasell Industries NV, Class A	201	20,094
Mitsubishi Chemical Group Corp.	5,900	34,352
Nitto Denko Corp.	500	41,232
Olin Corp.	83	4,339
PPG Industries, Inc.	1,656	213,624
Rayonier Advanced Materials, Inc.†	1,731	6,457
Sherwin-Williams Co.	1,213	363,427
Shin-Etsu Chemical Co., Ltd.	2,500	97,479

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Solvay SA, Class A	255	$ 8,235
Tronox Holdings PLC	1,053	17,890
		1,267,248
Coal — 0.1%
Arch Resources, Inc.	111	17,624
Peabody Energy Corp.	777	17,047
SunCoke Energy, Inc.	3,493	36,013
Teck Resources, Ltd., Class B	627	30,830
		101,514
Commercial Services — 1.5%
Alarm.com Holdings, Inc.†	225	14,963
Arlo Technologies, Inc.†	2,012	24,909
Automatic Data Processing, Inc.	1,238	299,460
Barrett Business Services, Inc.	180	21,870
Chegg, Inc.†	635	3,283
Cimpress PLC†	209	17,821
Cleanspark, Inc.†	1,277	20,917
CoreCivic, Inc.†	1,653	24,630
CRA International, Inc.	127	18,426
Cross Country Healthcare, Inc.†	635	11,176
GEO Group, Inc.†	1,657	24,623
Global Payments, Inc.	152	18,661
H&R Block, Inc.	50	2,362
Kforce, Inc.	395	24,395
LiveRamp Holdings, Inc.†	512	16,440
Medifast, Inc.	316	8,699
New Oriental Education & Technology Group, Inc. ADR†	353	27,216
Nihon M&A Center Holdings, Inc.	3,200	17,484
PayPal Holdings, Inc.†	3,554	241,388
Perdoceo Education Corp.	777	14,219
Recruit Holdings Co., Ltd.	900	39,115
RELX PLC	2,371	97,452
Robert Half, Inc.	63	4,356
S&P Global, Inc.	552	229,538
Service Corp. International	131	9,394
StoneCo., Ltd., Class A†	1,588	24,773
Toppan Holdings, Inc.	1,100	26,047
TravelSky Technology, Ltd.	20,284	26,467
TriNet Group, Inc.	232	23,286
TrueBlue, Inc.†	510	5,314
U-Haul Holding Co. †	10	632
U-Haul Holding Co. (NES)	107	6,561
United Rentals, Inc.	41	27,388
ZipRecruiter, Inc., Class A†	1,049	10,784
		1,384,049
Computers — 2.6%
Amdocs, Ltd.	776	65,176
Apple, Inc.	9,143	1,557,327
CACI International, Inc., Class A†	11	4,424
Capgemini SE	130	27,312
Check Point Software Technologies, Ltd.†	475	70,974
Cognizant Technology Solutions Corp., Class A	1,232	80,918
Dell Technologies, Inc., Class C	148	18,447
ExlService Holdings, Inc.†	490	14,210
Hewlett Packard Enterprise Co.	979	16,643
HP, Inc.	3,009	84,523
International Business Machines Corp.	1,028	170,854
Leidos Holdings, Inc.	85	11,919
Logitech International SA	800	62,188
NetApp, Inc.	119	12,163
Security Description	Shares or Principal Amount	Value

Computers (continued)
NetScout Systems, Inc.†	320	$ 6,163
Otsuka Corp.	1,600	31,806
Qualys, Inc.†	192	31,471
Science Applications International Corp.	27	3,475
Super Micro Computer, Inc.†	145	124,526
Unisys Corp.†	1,739	9,443
Varonis Systems, Inc.†	574	25,112
		2,429,074
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	243	39,495
Edgewell Personal Care Co.	371	13,957
Estee Lauder Cos., Inc., Class A	1,210	177,519
L'Oreal SA	240	112,110
Procter & Gamble Co.	1,888	308,122
Unilever PLC	901	46,577
		697,780
Distribution/Wholesale — 0.8%
G-III Apparel Group, Ltd.†	543	15,285
Global Industrial Co.	387	14,903
Marubeni Corp.	3,310	59,245
Mitsubishi Corp.	9,100	207,865
Mitsui & Co., Ltd.	2,000	96,385
MRC Global, Inc.†	1,786	20,057
WESCO International, Inc.	17	2,597
WW Grainger, Inc.	375	345,506
		761,843
Diversified Financial Services — 2.2%
Ally Financial, Inc.	177	6,788
American Express Co.	452	105,781
Ameriprise Financial, Inc.	67	27,590
Artisan Partners Asset Management, Inc., Class A	542	22,184
Bread Financial Holdings, Inc.	318	11,737
Capital One Financial Corp.	223	31,985
CME Group, Inc.	722	151,360
Discover Financial Services	168	21,291
Enova International, Inc.†	688	41,645
IG Group Holdings PLC	9,191	85,775
Intercontinental Exchange, Inc.	1,914	246,447
International Money Express, Inc.†	765	15,476
Jefferies Financial Group, Inc.	154	6,631
Julius Baer Group, Ltd.	1,070	57,620
LPL Financial Holdings, Inc.	44	11,842
Mr. Cooper Group, Inc.†	451	34,817
Navient Corp.	601	9,027
Radian Group, Inc.	1,502	44,865
Raymond James Financial, Inc.	122	14,884
SEI Investments Co.	45	2,968
Stifel Financial Corp.	62	4,955
Synchrony Financial	269	11,830
T. Rowe Price Group, Inc.	132	14,463
Visa, Inc., Class A	4,259	1,144,010
		2,125,971
Electric — 1.1%
ALLETE, Inc.	345	20,431
Atco, Ltd., Class I	2,100	57,311
CenterPoint Energy, Inc.	265	7,722
Consolidated Edison, Inc.	909	85,810
Dominion Energy, Inc.	329	16,772
Duke Energy Corp.	458	45,003
E.ON SE	2,000	26,414

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Edison International	210	$ 14,923
Endesa SA	1,200	21,903
Engie SA	7,239	125,711
Genie Energy, Ltd., Class B	481	7,354
Iberdrola SA	3,010	36,980
Kansai Electric Power Co., Inc.	2,600	38,925
NextEra Energy, Inc.	2,977	199,370
OGE Energy Corp.	123	4,262
Pinnacle West Capital Corp.	70	5,156
PPL Corp.	451	12,384
Public Service Enterprise Group, Inc.	396	27,356
Sempra	1,519	108,806
Southern Co.	362	26,607
Unitil Corp.	211	10,748
Vistra Corp.	1,494	113,305
		1,013,253
Electrical Components & Equipment — 1.0%
Eaton Corp. PLC	1,873	596,101
Emerson Electric Co.	1,533	165,227
Encore Wire Corp.	126	35,199
Legrand SA	500	51,395
Nexans SA	432	45,820
Powell Industries, Inc.	158	22,594
Schneider Electric SE	274	62,402
		978,738
Electronics — 0.8%
ABB, Ltd.	1,800	87,287
Allegion PLC	51	6,200
Arrow Electronics, Inc.†	56	7,150
Atkore, Inc.	203	35,586
Bel Fuse, Inc., Class B	276	16,207
Hon Hai Precision Industry Co., Ltd.	16,000	76,356
Honeywell International, Inc.	1,658	319,546
Hoya Corp.	500	58,094
Jabil, Inc.	111	13,027
Murata Manufacturing Co., Ltd.	2,100	38,212
NEXTracker, Inc., Class A†	623	26,658
Sanmina Corp.†	255	15,471
Sensata Technologies Holding PLC	850	32,563
TD SYNNEX Corp.	57	6,717
TDK Corp.	900	39,728
Turtle Beach Corp.†	1,075	15,157
		793,959
Energy-Alternate Sources — 0.0%
REX American Resources Corp.†	304	16,820
Engineering & Construction — 0.2%
ACS Actividades de Construccion y Servicios SA	1,492	59,709
Aena SME SA*	200	36,553
Cellnex Telecom SA*	690	22,752
Dycom Industries, Inc.†	191	26,744
EMCOR Group, Inc.	100	35,717
Limbach Holdings, Inc.†	486	22,030
		203,505
Entertainment — 0.1%
La Francaise des Jeux SAEM*	483	18,179
Light & Wonder, Inc.†	257	22,940
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Sankyo Co., Ltd.	5,000	$ 54,235
United Parks & Resorts, Inc.†	243	12,349
		107,703
Environmental Control — 0.4%
Pentair PLC	100	7,909
Waste Management, Inc.	1,824	379,428
		387,337
Food — 1.7%
Cal-Maine Foods, Inc.	352	19,476
Campbell Soup Co.	103	4,708
Carrefour SA	1,700	28,635
Conagra Brands, Inc.	195	6,002
Danone SA	760	47,526
Empire Co., Ltd., Class A	3,600	83,865
Flowers Foods, Inc.	2,560	63,846
General Mills, Inc.	235	16,558
George Weston, Ltd.	700	92,122
Hershey Co.	267	51,777
Ingredion, Inc.	41	4,698
J.M. Smucker Co.	451	51,797
Jeronimo Martins SGPS SA	1,502	30,906
John B. Sanfilippo & Son, Inc.	127	12,662
Kellanova	1,016	58,786
Koninklijke Ahold Delhaize NV	3,552	107,758
Kraft Heinz Co.	753	29,073
Kroger Co.	2,000	110,760
Loblaw Cos., Ltd.	1,200	131,589
Marks & Spencer Group PLC	10,368	33,030
Mondelez International, Inc., Class A	1,350	97,119
Nestle SA	1,245	124,885
Nestle SA ADR	814	81,889
North West Co., Inc.	868	24,603
Salmar ASA	564	35,489
Sprouts Farmers Market, Inc.†	562	37,109
Sysco Corp.	188	13,972
Tesco PLC	30,000	110,693
Toyo Suisan Kaisha, Ltd.	900	56,112
WH Group, Ltd.*	66,000	47,911
		1,615,356
Food Service — 0.1%
Compass Group PLC	4,103	114,018
Forest Products & Paper — 0.2%
International Paper Co.	1,833	64,045
Mondi PLC	3,402	64,651
Smurfit Kappa Group PLC	886	38,391
Sylvamo Corp.	370	23,125
		190,212
Gas — 0.3%
Canadian Utilities, Ltd., Class A	1,200	26,830
Centrica PLC	31,519	50,174
Enagas SA	3,086	45,408
Tokyo Gas Co., Ltd.	5,500	123,367
		245,779
Hand/Machine Tools — 0.1%
Cadre Holdings, Inc.	445	14,841
Makita Corp.	1,100	31,733

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hand/Machine Tools (continued)
Regal Rexnord Corp.	26	$ 4,196
Snap-on, Inc.	32	8,575
		59,345
Healthcare-Products — 2.1%
Alcon, Inc.	2,662	206,518
Asahi Intecc Co., Ltd.	1,500	22,044
Avanos Medical, Inc.†	452	8,172
CareDx, Inc.†	500	3,880
Cochlear, Ltd.	200	41,741
Demant A/S†	900	42,955
Haemonetics Corp.†	291	26,757
InfuSystem Holdings, Inc.†	361	2,711
Integer Holdings Corp.†	198	22,103
Intuitive Surgical, Inc.†	762	282,412
iRadimed Corp.	151	6,132
iRhythm Technologies, Inc.†	178	19,505
Lantheus Holdings, Inc.†	127	8,451
Medtronic PLC	682	54,724
MiMedx Group, Inc.†	1,450	8,932
Olympus Corp.	1,700	23,652
OraSure Technologies, Inc.†	1,971	10,427
Quanterix Corp.†	318	5,126
Semler Scientific, Inc.†	389	9,931
Smith & Nephew PLC	1,530	18,689
Solventum Corp.†	112	7,281
Sonova Holding AG	124	34,395
Stryker Corp.	1,380	464,370
Tactile Systems Technology, Inc.†	1,057	14,555
Thermo Fisher Scientific, Inc.	1,156	657,440
Twist Bioscience Corp.†	243	7,589
Varex Imaging Corp.†	446	7,248
Zynex, Inc.†	1,352	14,831
		2,032,571
Healthcare-Services — 1.4%
Addus HomeCare Corp.†	165	15,865
Centene Corp.†	274	20,018
DaVita, Inc.†	54	7,507
Elevance Health, Inc.	187	98,844
Ensign Group, Inc.	380	44,977
HCA Healthcare, Inc.	254	78,694
ICON PLC†	463	137,918
Joint Corp.†	254	3,033
Laboratory Corp. of America Holdings	67	13,492
Medibank Private, Ltd.	15,000	34,424
Molina Healthcare, Inc.†	22	7,526
Quest Diagnostics, Inc.	99	13,680
Tenet Healthcare Corp.†	428	48,060
UnitedHealth Group, Inc.	1,695	819,872
Universal Health Services, Inc., Class B	66	11,248
		1,355,158
Holding Companies-Diversified — 0.1%
Alfa SAB de CV, Class A	100,000	73,202
Home Builders — 0.3%
D.R. Horton, Inc.	275	39,185
Daiwa House Industry Co., Ltd.	1,300	36,468
Forestar Group, Inc.†	486	15,061
KB Home	329	21,306
Lennar Corp., Class A	198	30,021
M/I Homes, Inc.†	300	34,866
Security Description	Shares or Principal Amount	Value

Home Builders (continued)
NVR, Inc.†	2	$ 14,878
PulteGroup, Inc.	198	22,061
Toll Brothers, Inc.	37	4,407
Vistry Group PLC	2,165	32,122
Winnebago Industries, Inc.	259	15,949
		266,324
Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	414	11,691
Howden Joinery Group PLC	4,079	44,308
Lite-On Technology Corp.	17,000	51,657
Panasonic Holdings Corp.	2,700	23,521
Rational AG	38	32,575
Sony Group Corp.	300	24,781
		188,533
Household Products/Wares — 0.1%
Clorox Co.	500	73,935
Kimberly-Clark Corp.	455	62,121
		136,056
Insurance — 3.1%
Aflac, Inc.	407	34,046
AIA Group, Ltd.	6,635	48,654
Allianz SE	319	90,598
Allstate Corp.	260	44,216
Ambac Financial Group, Inc.†	1,028	14,855
American Financial Group, Inc.	44	5,621
Arch Capital Group, Ltd.†	232	21,701
Assurant, Inc.	31	5,406
Aviva PLC	7,000	40,569
AXA SA	1,350	46,483
Berkshire Hathaway, Inc., Class B†	1,502	595,888
Chubb, Ltd.	265	65,890
Cincinnati Financial Corp.	95	10,991
Employers Holdings, Inc.	339	14,438
Enstar Group, Ltd.†	68	19,745
Equitable Holdings, Inc.	254	9,375
Essent Group, Ltd.	515	27,280
Fairfax Financial Holdings, Ltd.	40	43,488
Fidelity National Financial, Inc.	166	8,217
Genworth Financial, Inc., Class A†	4,658	27,622
Greenlight Capital Re, Ltd., Class A†	893	10,823
Hartford Financial Services Group, Inc.	210	20,347
HCI Group, Inc.	137	15,643
Jackson Financial, Inc., Class A	635	43,383
Japan Post Holdings Co., Ltd.	10,700	102,385
Japan Post Insurance Co., Ltd.	2,500	46,701
Loews Corp.	154	11,573
Manulife Financial Corp.	1,604	37,413
Markel Group, Inc.†	6	8,750
Marsh & McLennan Cos., Inc.	998	199,031
MetLife, Inc.	529	37,601
MGIC Investment Corp.	5,239	106,247
Muenchener Rueckversicherungs-Gesellschaft AG	146	64,162
NMI Holdings, Inc., Class A†	640	19,750
NN Group NV	937	43,199
Old Republic International Corp.	186	5,554
Primerica, Inc.	18	3,813
Principal Financial Group, Inc.	153	12,108
Progressive Corp.	1,079	224,702
Prudential Financial, Inc.	231	25,521
Reinsurance Group of America, Inc.	39	7,293
Samsung Fire & Marine Insurance Co., Ltd.	452	100,749

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
SCOR SE	998	$ 32,481
Sompo Holdings, Inc.	1,800	35,434
T&D Holdings, Inc.	2,500	40,672
Travelers Cos., Inc.	2,102	445,960
Unum Group	121	6,135
W.R. Berkley Corp.	162	12,469
Willis Towers Watson PLC	39	9,794
		2,904,776
Internet — 5.6%
Alphabet, Inc., Class A†	3,017	491,107
Alphabet, Inc., Class C†	1,807	297,504
Amazon.com, Inc.†	10,036	1,756,300
Auto Trader Group PLC*	3,045	26,369
Cargurus, Inc.†	529	11,881
Couchbase, Inc.†	1,059	25,564
eBay, Inc.	311	16,029
EverQuote, Inc., Class A†	1,074	21,663
Expedia Group, Inc.†	67	9,020
Gen Digital, Inc.	327	6,586
HealthStream, Inc.	749	19,302
Hims & Hers Health, Inc.†	988	12,380
Kakaku.com, Inc.	1,000	11,577
Lands' End, Inc.†	1,177	16,101
MediaAlpha, Inc., Class A†	814	16,484
Meta Platforms, Inc., Class A	2,793	1,201,465
Netflix, Inc.†	1,149	632,685
Palo Alto Networks, Inc.†	1,026	298,453
Rightmove PLC	6,500	41,706
Robinhood Markets, Inc., Class A†	254	4,188
Stitch Fix, Inc., Class A†	4,377	9,279
TrueCar, Inc.†	5,686	15,011
Uber Technologies, Inc.†	4,087	270,846
Upwork, Inc.†	1,363	15,947
Wix.com, Ltd.†	310	36,850
Yelp, Inc.†	741	29,818
ZOZO, Inc.	700	15,067
		5,309,182
Investment Companies — 0.2%
EXOR NV	386	42,055
Industrivarden AB, Class A	950	30,602
Investor AB, Class B	2,137	52,522
Itausa SA (Preference Shares)	18,000	33,139
		158,318
Iron/Steel — 0.4%
ArcelorMittal SA	1,265	31,644
ArcelorMittal SA (NYSE)	4,454	111,395
BlueScope Steel, Ltd.	2,579	38,045
Cleveland-Cliffs, Inc.†	297	5,019
Commercial Metals Co.	27	1,451
Evraz PLC†(1)	3,725	64
Fortescue, Ltd.	2,934	48,930
JFE Holdings, Inc.	2,000	29,873
Nippon Steel Corp.	1,800	40,273
Nucor Corp.	219	36,908
Reliance, Inc.	43	12,243
Russel Metals, Inc.	926	26,079
Steel Dynamics, Inc.	153	19,908
United States Steel Corp.	143	5,219
		407,051
Security Description	Shares or Principal Amount	Value

Leisure Time — 0.0%
Brunswick Corp.	56	$ 4,516
Lodging — 0.1%
Boyd Gaming Corp.	64	3,425
Galaxy Entertainment Group, Ltd.	5,851	26,295
InterContinental Hotels Group PLC	557	54,272
Marcus Corp.	795	10,367
MGM Resorts International†	164	6,468
		100,827
Machinery-Construction & Mining — 0.5%
Argan, Inc.	529	31,878
Caterpillar, Inc.	609	203,753
Hitachi, Ltd.	1,718	158,196
Metso Oyj	3,500	39,753
Oshkosh Corp.	43	4,828
Terex Corp.	488	27,352
		465,760
Machinery-Diversified — 0.4%
AGCO Corp.	46	5,253
Applied Industrial Technologies, Inc.	137	25,105
Atlas Copco AB, Class A	2,462	43,388
CNH Industrial NV	3,338	38,053
Deere & Co.	171	66,931
Dover Corp.	81	14,523
GEA Group AG	1,712	69,238
Georg Fischer AG	340	23,673
Middleby Corp.†	32	4,447
Tennant Co.	185	21,549
Wartsila OYJ Abp	2,575	47,368
		359,528
Media — 0.7%
Comcast Corp., Class A	6,849	261,015
Fox Corp., Class A	254	7,877
Gannett Co., Inc.†	1,565	3,787
Pearson PLC	3,000	36,262
Vivendi SE	3,000	30,565
Walt Disney Co.	1,905	211,646
Wolters Kluwer NV	468	69,975
		621,127
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	452	25,231
Olympic Steel, Inc.	295	18,753
Ryerson Holding Corp.	424	12,105
Timken Co.	37	3,301
VAT Group AG*	84	41,645
		101,035
Mining — 0.4%
Anglo American PLC	1,686	55,013
BHP Group, Ltd.	1,339	36,923
Dundee Precious Metals, Inc.	3,956	29,943
Glencore PLC	8,480	49,386
Kaiser Aluminum Corp.	164	14,840
Kinross Gold Corp.	4,600	29,672
Rio Tinto PLC	700	47,704
Rio Tinto, Ltd.	868	72,724
		336,205
Miscellaneous Manufacturing — 0.3%
3M Co.	451	43,526
Core Molding Technologies, Inc.†	437	7,875

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Orica, Ltd.	2,500	$ 29,211
Siemens AG	837	157,009
Textron, Inc.	164	13,873
		251,494
Office Furnishings — 0.0%
Interface, Inc.	1,026	15,687
Steelcase, Inc., Class A	1,397	16,806
		32,493
Office/Business Equipment — 0.0%
Seiko Epson Corp.	1,400	23,009
Xerox Holdings Corp.	1,333	17,715
		40,724
Oil & Gas — 3.2%
BP PLC	12,264	79,333
California Resources Corp.	423	22,360
Chevron Corp.	3,149	507,839
Chord Energy Corp.	15	2,655
ConocoPhillips	766	96,225
Coterra Energy, Inc.	441	12,066
Delek US Holdings, Inc.	610	16,671
Devon Energy Corp.	219	11,208
EOG Resources, Inc.	440	58,137
EQT Corp.	2,089	83,748
Exxon Mobil Corp.	5,256	621,627
Gulfport Energy Corp.†	107	16,982
Helmerich & Payne, Inc.	424	16,676
Idemitsu Kosan Co., Ltd.	6,700	45,519
Imperial Oil, Ltd.	800	55,003
Inpex Corp.	4,710	70,637
Marathon Oil Corp.	429	11,519
Marathon Petroleum Corp.	665	120,844
MEG Energy Corp.†	1,700	38,664
Murphy Oil Corp.	1,006	44,908
Noble Corp. PLC	560	24,853
Noble Corp. PLC	9	398
Occidental Petroleum Corp.	555	36,708
Par Pacific Holdings, Inc.†	437	13,460
PBF Energy, Inc., Class A	543	28,926
PetroChina Co., Ltd.	92,000	86,420
Phillips 66	710	101,679
Pioneer Natural Resources Co.	922	248,313
Range Resources Corp.	144	5,171
Repsol SA	1,588	24,726
SandRidge Energy, Inc.	1,657	22,701
Shell PLC	4,629	164,962
SM Energy Co.	901	43,689
TotalEnergies SE	2,263	164,368
VAALCO Energy, Inc.	1,941	12,422
Valero Energy Corp.	242	38,689
Weatherford International PLC†	320	39,558
		2,989,664
Oil & Gas Services — 0.1%
Baker Hughes Co.	514	16,767
DNOW, Inc.†	2,705	38,167
Halliburton Co.	525	19,672
Newpark Resources, Inc.†	2,262	15,698
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
NOV, Inc.	145	$ 2,681
RPC, Inc.	1,694	11,333
		104,318
Packaging & Containers — 0.2%
Berry Global Group, Inc.	76	4,304
Crown Holdings, Inc.	1,811	148,629
Gerresheimer AG	395	42,559
Graphic Packaging Holding Co.	188	4,860
Packaging Corp. of America	66	11,417
Pactiv Evergreen, Inc.	1,062	16,185
		227,954
Pharmaceuticals — 5.2%
AbbVie, Inc.	3,154	512,967
Aduro Biotech Holding, Inc. CVR†(1)	460	0
Agios Pharmaceuticals, Inc.†	156	5,070
Alkermes PLC†	648	15,902
Amneal Pharmaceuticals, Inc.†	1,166	7,054
Amphastar Pharmaceuticals, Inc.†	383	15,799
Anika Therapeutics, Inc.†	237	6,136
AstraZeneca PLC	863	129,937
Bristol-Myers Squibb Co.	1,135	49,872
Cardinal Health, Inc.	957	98,609
Catalyst Pharmaceuticals, Inc.†	486	7,314
Cencora, Inc.	531	126,936
Chugai Pharmaceutical Co., Ltd.	1,400	44,595
Cigna Group	198	70,694
Collegium Pharmaceutical, Inc.†	262	9,676
Corcept Therapeutics, Inc.†	340	7,929
CVS Health Corp.	646	43,741
Daiichi Sankyo Co., Ltd.	2,400	81,353
Eli Lilly & Co.	1,012	790,473
Enanta Pharmaceuticals, Inc.†	150	2,061
Galderma Group AG†	96	7,154
GSK PLC	5,000	103,644
Harmony Biosciences Holdings, Inc.†	362	11,189
Henry Schein, Inc.†	77	5,335
Heron Therapeutics, Inc.†	1,100	2,552
Hikma Pharmaceuticals PLC	1,990	47,798
Ipsen SA	239	29,069
Ironwood Pharmaceuticals, Inc.†	1,067	8,269
Jazz Pharmaceuticals PLC†	32	3,544
Johnson & Johnson	3,777	546,116
MannKind Corp.†	1,505	6,186
McKesson Corp.	121	65,002
Merck & Co., Inc.	4,389	567,147
Nature's Sunshine Products, Inc.†	964	18,750
Novartis AG	2,695	260,313
Novo Nordisk A/S, Class B	3,581	460,214
Ono Pharmaceutical Co., Ltd.	1,600	23,072
Otsuka Holdings Co., Ltd.	1,000	42,648
Owens & Minor, Inc.†	814	20,138
PetIQ, Inc.†	953	15,553
Protagonist Therapeutics, Inc.†	290	7,282
Recordati Industria Chimica e Farmaceutica SpA	543	28,855
Rhythm Pharmaceuticals, Inc.†	246	9,781
Roche Holding AG	747	178,712
Sandoz Group AG	36	1,219
Sanofi SA	1,454	143,359
Shionogi & Co., Ltd.	700	32,717
SIGA Technologies, Inc.	617	5,417
Spectrum Pharmaceuticals, Inc.†(1)	2,839	0

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
UCB SA	110	$ 14,578
USANA Health Sciences, Inc.†	214	8,885
Vanda Pharmaceuticals, Inc.†	900	4,284
Vaxcyte, Inc.†	50	3,028
Viatris, Inc.	700	8,099
Voyager Therapeutics, Inc.†	676	5,286
Y-mAbs Therapeutics, Inc.†	859	13,065
Zoetis, Inc.	1,281	203,986
		4,938,364
Pipelines — 0.2%
Cheniere Energy, Inc.	141	22,252
Kinder Morgan, Inc.	6,690	122,293
New Fortress Energy, Inc.	75	1,965
Williams Cos., Inc.	624	23,937
		170,447
Private Equity — 0.2%
3i Group PLC	2,000	71,284
Carlyle Group, Inc.	210	9,408
Eurazeo SE	523	47,039
Onex Corp.	431	30,579
Partners Group Holding AG	30	38,467
		196,777
Real Estate — 0.2%
Daito Trust Construction Co., Ltd.	1,331	142,642
Jones Lang LaSalle, Inc.†	15	2,710
RMR Group, Inc., Class A	543	12,880
Swire Pacific, Ltd., Class A	5,300	45,023
		203,255
REITS — 0.8%
Alexander's, Inc.	47	9,943
American Assets Trust, Inc.	654	13,963
American Tower Corp.	1,020	174,991
Apartment Investment & Management Co., Class A†	1,059	8,472
Boardwalk Real Estate Investment Trust	601	30,940
Brandywine Realty Trust	2,428	11,023
Chatham Lodging Trust	1,059	9,711
DiamondRock Hospitality Co.	2,646	23,549
Diversified Healthcare Trust	5,828	13,754
Equinix, Inc.	328	233,244
Farmland Partners, Inc.	1,413	15,204
Innovative Industrial Properties, Inc.	173	17,888
Ladder Capital Corp.	1,271	13,638
National Health Investors, Inc.	317	19,990
Pebblebrook Hotel Trust	847	12,307
Piedmont Office Realty Trust, Inc., Class A	1,053	7,255
RLJ Lodging Trust	1,020	11,220
Ryman Hospitality Properties, Inc.	104	10,970
Sabra Health Care REIT, Inc.	1,629	22,676
Stockland	10,484	30,008
Summit Hotel Properties, Inc.	2,715	16,317
Tanger, Inc.	681	19,306
		726,369
Retail — 2.5%
Abercrombie & Fitch Co., Class A†	245	29,772
American Eagle Outfitters, Inc.	1,166	28,287
Arcos Dorados Holdings, Inc.	3,300	35,574
Associated British Foods PLC	1,274	41,991
AutoNation, Inc.†	56	9,024
Security Description	Shares or Principal Amount	Value

Retail (continued)
B&M European Value Retail SA	7,730	$ 49,988
Bath & Body Works, Inc.	116	5,269
Best Buy Co., Inc.	725	53,389
BJ's Wholesale Club Holdings, Inc.†	45	3,361
BlueLinx Holdings, Inc.†	328	35,972
CarMax, Inc.†	81	5,506
Carrols Restaurant Group, Inc.	2,914	27,741
Cie Financiere Richemont SA, Class A	660	91,332
Cracker Barrel Old Country Store, Inc.	71	4,131
Darden Restaurants, Inc.	41	6,290
Dick's Sporting Goods, Inc.	146	29,337
Dillard's, Inc., Class A	50	21,899
Dollarama, Inc.	400	33,368
Genesco, Inc.†	227	5,745
Genuine Parts Co.	48	7,546
Home Depot, Inc.	730	243,981
Industria de Diseno Textil SA	3,070	139,435
JD Sports Fashion PLC	5,395	7,685
Lithia Motors, Inc.	16	4,070
Lowe's Cos., Inc.	549	125,167
Macy's, Inc.	676	12,459
McDonald's Corp.	321	87,646
Movado Group, Inc.	382	9,730
Murphy USA, Inc.	13	5,380
Next PLC	351	39,354
Pandora A/S	530	80,671
Patrick Industries, Inc.	210	21,943
Penske Automotive Group, Inc.	55	8,410
Signet Jewelers, Ltd.	286	28,037
Target Corp.	1,669	268,676
TJX Cos., Inc.	3,890	366,010
Vera Bradley, Inc.†	2,409	15,875
Walmart, Inc.	6,467	383,816
Williams-Sonoma, Inc.	40	11,471
		2,385,338
Savings & Loans — 0.1%
Axos Financial, Inc.†	595	30,113
Berkshire Hills Bancorp, Inc.	637	13,581
Flushing Financial Corp.	637	7,020
HomeTrust Bancshares, Inc.	362	9,303
Northfield Bancorp, Inc.	882	7,356
		67,373
Semiconductors — 3.7%
Amkor Technology, Inc.	1,208	39,079
ASML Holding NV (NASDAQ)	579	505,160
ASML Holding NV (XAMS)	320	278,919
Axcelis Technologies, Inc.†	210	21,739
Broadcom, Inc.	71	92,319
Disco Corp.	100	28,322
Infineon Technologies AG	707	24,674
Kulicke & Soffa Industries, Inc.	383	17,725
Marvell Technology, Inc.	1,852	122,065
Microchip Technology, Inc.	277	25,479
NVIDIA Corp.	2,114	1,826,538
Onto Innovation, Inc.†	150	27,824
Photronics, Inc.†	1,276	34,975
QUALCOMM, Inc.	1,082	179,450
Samsung Electronics Co., Ltd.	1,833	101,453
Skyworks Solutions, Inc.	97	10,339
STMicroelectronics NV	900	35,538
Texas Instruments, Inc.	272	47,986

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Tokyo Electron, Ltd.	400	$ 87,835
United Microelectronics Corp.	10,000	15,504
		3,522,923
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	24	6,646
Kongsberg Gruppen ASA	468	33,076
		39,722
Software — 5.4%
8x8, Inc.†	2,435	5,381
Adobe, Inc.†	1,155	534,569
Appfolio, Inc., Class A†	151	34,244
Asana, Inc., Class A†	121	1,799
Atlassian Corp., Class A†	811	139,735
Box, Inc., Class A†	689	17,928
CommVault Systems, Inc.†	414	42,423
DigitalOcean Holdings, Inc.†	493	16,200
Domo, Inc., Class B†	121	911
Duolingo, Inc.†	90	20,318
eGain Corp.†	1,020	6,334
Electronic Arts, Inc.	508	64,425
Fiserv, Inc.†	308	47,022
Immersion Corporation	1,748	12,708
Intuit, Inc.	320	200,198
Microsoft Corp.	7,169	2,791,107
Monday.com, Ltd.†	170	32,186
NetEase, Inc.	1,400	26,196
Oracle Corp.	1,907	216,921
Sage Group PLC	4,797	69,496
Salesforce, Inc.	1,148	308,743
SAP SE	916	165,850
Synopsys, Inc.†	165	87,547
Twilio, Inc., Class A†	67	4,012
Vimeo, Inc.†	3,459	12,418
Weave Communications, Inc.†	1,457	15,575
Workday, Inc., Class A†	931	227,844
Yext, Inc.†	1,906	10,464
Zeta Global Holdings Corp., Class A†	1,734	21,432
		5,133,986
Telecommunications — 1.5%
A10 Networks, Inc.	1,657	21,640
Arista Networks, Inc.†	536	137,516
AT&T, Inc.	7,488	126,472
BCE, Inc.	600	19,713
Cisco Systems, Inc.	4,239	199,148
Corning, Inc.	519	17,324
Deutsche Telekom AG	1,998	45,728
Extreme Networks, Inc.†	1,413	15,826
Infinera Corp.†	2,541	12,248
InterDigital, Inc.	184	18,166
Juniper Networks, Inc.	1,800	62,676
KDDI Corp.	1,900	52,862
Koninklijke KPN NV	13,000	47,271
NETGEAR, Inc.†	635	9,385
Nippon Telegraph & Telephone Corp.	50,000	54,034
Orange SA	5,679	63,151
SK Telecom Co., Ltd.	1,730	64,091
Spok Holdings, Inc.	1,188	18,355
Telefonaktiebolaget LM Ericsson, Class B	11,518	58,747
Telefonica SA	13,000	58,321
Telenor ASA	6,091	70,051
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
T-Mobile US, Inc.	615	$ 100,965
Verizon Communications, Inc.	4,673	184,537
		1,458,227
Toys/Games/Hobbies — 0.1%
JAKKS Pacific, Inc.†	741	14,012
Mattel, Inc.†	181	3,316
Nintendo Co., Ltd.	2,400	116,958
		134,286
Transportation — 1.1%
ArcBest Corp.	254	28,171
C.H. Robinson Worldwide, Inc.	600	42,600
Canadian Pacific Kansas City, Ltd.	1,425	111,763
CSX Corp.	1,172	38,934
DHT Holdings, Inc.	1,694	19,345
FedEx Corp.	155	40,576
Kawasaki Kisen Kaisha, Ltd.	3,000	42,288
Nippon Yusen KK	1,100	31,354
Scorpio Tankers, Inc.	254	17,871
Teekay Tankers, Ltd., Class A	477	27,795
TFI International, Inc.	200	26,046
Union Pacific Corp.	1,273	301,905
United Parcel Service, Inc., Class B	2,410	355,427
		1,084,075
Trucking & Leasing — 0.0%
Greenbrier Cos., Inc.	129	6,371
Water — 0.0%
Consolidated Water Co., Ltd.	1,126	28,657
United Utilities Group PLC	1,010	13,184
		41,841
Total Common Stocks (cost $48,382,681)		62,402,793
CORPORATE BONDS & NOTES — 11.4%
Aerospace/Defense — 0.4%
Lockheed Martin Corp.
5.20%, 02/15/2064	$ 10,000	9,284
Northrop Grumman Corp.
2.93%, 01/15/2025	385,000	377,616
RTX Corp.
6.00%, 03/15/2031	10,000	10,252
		397,152
Agriculture — 0.2%
Altria Group, Inc.
6.88%, 11/01/2033	90,000	95,065
BAT Capital Corp.
6.00%, 02/20/2034	50,000	49,691
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	9,762
5.25%, 02/13/2034	10,000	9,646
		164,164
Auto Manufacturers — 0.0%
Ford Motor Co.
6.10%, 08/19/2032	20,000	19,618
Banks — 1.8%
Bank of America Corp.
3.50%, 04/19/2026	365,000	351,974
Citigroup, Inc.
3.20%, 10/21/2026	255,000	240,763

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Goldman Sachs Group, Inc.
4.80%, 07/08/2044	$ 385,000	$ 339,627
JPMorgan Chase & Co.
5.40%, 01/06/2042	235,000	228,795
US Bancorp
1.38%, 07/22/2030	325,000	254,419
Wells Fargo & Co.
3.00%, 10/23/2026	250,000	235,148
5.56%, 07/25/2034	110,000	107,222
		1,757,948
Beverages — 0.4%
PepsiCo, Inc.
2.25%, 03/19/2025	390,000	379,371
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	371,253
Commercial Services — 0.2%
PayPal Holdings, Inc.
1.65%, 06/01/2025	250,000	239,624
Computers — 0.3%
Apple, Inc.
3.75%, 11/13/2047	350,000	270,945
Diversified Financial Services — 1.1%
American Express Co.
4.42%, 08/03/2033	250,000	232,053
Capital One Financial Corp.
3.20%, 02/05/2025	335,000	328,435
Charles Schwab Corp.
5.88%, 08/24/2026	40,000	40,376
6.14%, 08/24/2034	10,000	10,140
Mastercard, Inc.
3.30%, 03/26/2027	245,000	232,909
Visa, Inc.
4.30%, 12/14/2045	245,000	207,646
		1,051,559
Electronics — 0.0%
Honeywell International, Inc.
5.00%, 03/01/2035	20,000	19,413
Environmental Control — 0.0%
Waste Connections, Inc.
5.00%, 03/01/2034	10,000	9,559
Healthcare-Products — 0.1%
Solventum Corp.
5.40%, 03/01/2029*	20,000	19,622
5.45%, 03/13/2031*	20,000	19,380
5.90%, 04/30/2054*	20,000	18,673
		57,675
Healthcare-Services — 0.5%
Humana, Inc.
3.70%, 03/23/2029	270,000	248,858
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	194,987
		443,845
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	29,342
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Prudential Financial, Inc.
4.60%, 05/15/2044	$ 260,000	$ 220,572
		249,914
Media — 0.8%
Comcast Corp.
2.89%, 11/01/2051	370,000	223,765
TWDC Enterprises 18 Corp.
3.00%, 02/13/2026	515,000	494,189
		717,954
Oil & Gas — 0.5%
Chevron USA, Inc.
3.90%, 11/15/2024	220,000	218,223
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	217,339
Occidental Petroleum Corp.
6.60%, 03/15/2046	20,000	20,593
		456,155
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.80%, 03/15/2029	20,000	19,636
4.95%, 03/15/2031	10,000	9,809
5.05%, 03/15/2034	10,000	9,752
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	218,386
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	9,839
5.20%, 02/22/2034	20,000	19,586
5.55%, 02/22/2054	10,000	9,651
5.65%, 02/22/2064	10,000	9,571
Cigna Group
1.25%, 03/15/2026	100,000	92,328
CVS Health Corp.
4.78%, 03/25/2038	255,000	224,523
Eli Lilly & Co.
4.70%, 02/09/2034	20,000	19,146
5.10%, 02/09/2064	30,000	27,852
		670,079
Pipelines — 0.7%
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033*	40,000	40,127
Enterprise Products Operating LLC
3.75%, 02/15/2025	365,000	359,836
MPLX LP
2.65%, 08/15/2030	295,000	248,560
ONEOK, Inc.
5.55%, 11/01/2026	20,000	19,979
5.65%, 11/01/2028	20,000	20,064
		688,566
Retail — 1.0%
Home Depot, Inc.
3.00%, 04/01/2026	220,000	211,180
Lowe's Cos, Inc.
3.75%, 04/01/2032	270,000	240,450
McDonald's Corp.
3.38%, 05/26/2025	255,000	249,248
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	252,327
		953,205

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors — 0.6%
Intel Corp.
3.90%, 03/25/2030	$ 240,000	$ 222,086
NVIDIA Corp.
3.20%, 09/16/2026	385,000	369,494
		591,580
Software — 0.4%
Oracle Corp.
2.50%, 04/01/2025	375,000	364,045
Telecommunications — 0.3%
AT&T, Inc.
5.35%, 09/01/2040	240,000	224,157
T-Mobile USA, Inc.
5.15%, 04/15/2034	10,000	9,628
Verizon Communications, Inc.
2.88%, 11/20/2050	125,000	76,114
		309,899
Transportation — 0.7%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	210,566
CSX Corp.
3.80%, 03/01/2028	245,000	233,292
FedEx Corp.
4.75%, 11/15/2045	275,000	230,928
		674,786
Total Corporate Bonds & Notes (cost $12,206,914)		10,858,309
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
U.S. Government Agency — 0.0%
Government National Mtg. Assoc. REMIC FRS
Series 2019-H13, Class FT 5.45%, (1 Yr USTYCR+0.45%), 08/20/2069 (cost $33,544)	33,702	33,656
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.8%
U.S. Government — 14.1%
United States Treasury Bonds
1.13%, 05/15/2040	735,000	432,760
1.25%, 05/15/2050	780,000	368,459
2.00%, 02/15/2050	230,000	133,849
2.75%, 11/15/2047	855,000	597,832
3.00%, 08/15/2048	1,020,000	745,198
3.38%, 05/15/2044	825,000	663,223
3.63%, 02/15/2053	340,000	277,791
3.88%, 05/15/2043	330,000	287,783
4.00%, 11/15/2052	150,000	131,437
4.13%, 08/15/2053	50,000	44,773
4.25%, 02/15/2054	70,000	64,083
4.38%, 08/15/2043	90,000	84,052
4.75%, 11/15/2043 to 11/15/2053	260,000	258,103
United States Treasury Notes
1.13%, 02/15/2031	340,000	270,844
1.63%, 08/15/2029	770,000	660,395
2.00%, 11/15/2026	370,000	344,302
2.25%, 02/15/2027	1,330,000	1,239,134
2.63%, 02/15/2029	530,000	482,259
2.88%, 08/15/2028 to 05/15/2032	705,000	637,114
3.00%, 07/31/2024	475,000	472,143
3.25%, 06/30/2027	770,000	734,177
3.50%, 04/30/2028 to 02/15/2033	1,135,000	1,063,769
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
4.00%, 07/31/2030 to 01/31/2031	$2,250,000	$ 2,159,658
4.13%, 01/31/2025 to 08/31/2030	590,000	578,107
4.25%, 10/15/2025 to 02/28/2031	410,000	402,285
4.63%, 09/30/2030	280,000	278,589
		13,412,119
U.S. Government Agency — 1.7%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	132,335	108,231
5.00%, 04/01/2053	93,649	89,746
Federal National Mtg. Assoc.
1.50%, 11/01/2041	83,800	65,459
2.00%, 10/01/2040 to 08/01/2042	251,349	204,445
2.50%, 03/01/2042 to 06/01/2051	532,771	433,485
3.00%, 05/01/2042 to 07/01/2051	228,957	193,104
3.50%, 04/01/2052	127,991	111,218
5.50%, 01/01/2053	157,211	152,929
Government National Mtg. Assoc.
2.50%, 01/20/2053	63,609	52,167
3.00%, 03/20/2052	85,143	72,452
5.50%, May 30 TBA	100,000	98,032
		1,581,268
Total U.S. Government & Agency Obligations (cost $16,825,819)		14,993,387
UNAFFILIATED INVESTMENT COMPANIES — 5.4%
iShares Core High Dividend ETF	3,679	396,891
iShares Core S&P 500 ETF	8,244	4,158,603
iShares MSCI USA Momentum Factor ETF	2,555	452,516
iShares Russell 1000 Value ETF	710	121,765
Total Unaffiliated Investment Companies (cost $4,471,889)		5,129,775
Total Long-Term Investment Securities (cost $81,920,847)		93,417,920
SHORT-TERM INVESTMENTS — 1.4%
Unaffiliated Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(2) (cost $1,358,855)	1,358,856	1,358,856
TOTAL INVESTMENTS (cost $83,279,702)	99.7%	94,776,776
Other assets less liabilities	0.3	253,211
NET ASSETS	100.0%	$95,029,987
FORWARD SALES CONTRACTS — (0.2)%
U.S. Government Agencies — (0.2)%
Uniform Mtg. Backed Securities — (0.2%)
2.50%, May 30 TBA	(100,000)	(79,106)
5.50%, May 30 TBA	(100,000)	(97,055)
Total Forward Sales Contracts (proceeds ($180,734)		$(176,161)
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $401,630 representing 0.4% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2024.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
ADR—American Depositary Receipt
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
NASDAQ—National Association of Securities Dealers Automated Quotations
NES—Non-voting Equity Securities
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
21	Short	U.S. Treasury 10 Year Notes	June 2024	$2,314,058	$2,256,187	$57,871
						Unrealized (Depreciation)
9	Long	S&P 500 E-Mini Index	June 2024	$2,333,988	$2,280,150	$(53,838)
7	Long	U.S. Treasury 10 Year Notes	June 2024	769,747	752,063	(17,684)
2	Long	U.S. Treasury 2 Year Notes	June 2024	409,782	405,313	(4,469)
1	Long	U.S. Treasury 5 Year Notes	June 2024	107,396	104,742	(2,654)
						$(78,645)
		Net Unrealized Appreciation (Depreciation)				$(20,774)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$19,106	$46,419	$—	$65,525
Aerospace/Defense	843,283	258,756	—	1,102,039
Agriculture	224,261	34,914	—	259,175
Airlines	95,089	75,900	—	170,989
Apparel	193,910	273,741	—	467,651
Auto Manufacturers	332,455	607,100	—	939,555
Auto Parts & Equipment	111,491	223,261	—	334,752
Banks	2,412,610	1,584,141	—	3,996,751
Beverages	641,225	121,358	—	762,583
Biotechnology	596,399	30,758	887	628,044
Building Materials	391,589	214,466	—	606,055
Chemicals	904,591	362,657	—	1,267,248
Commercial Services	1,177,484	206,565	—	1,384,049
Computers	2,307,768	121,306	—	2,429,074
Cosmetics/Personal Care	539,093	158,687	—	697,780
Distribution/Wholesale	398,348	363,495	—	761,843
Diversified Financial Services	1,982,576	143,395	—	2,125,971
Electric	763,320	249,933	—	1,013,253
Electrical Components & Equipment	819,121	159,617	—	978,738
Electronics	494,282	299,677	—	793,959
Engineering & Construction	84,491	119,014	—	203,505
Entertainment	35,289	72,414	—	107,703
Food	992,411	622,945	—	1,615,356
Food Service	—	114,018	—	114,018
Forest Products & Paper	87,170	103,042	—	190,212
Gas	26,830	218,949	—	245,779
Hand/Machine Tools	27,612	31,733	—	59,345
Healthcare-Products	1,849,095	183,476	—	2,032,571
Healthcare-Services	1,320,734	34,424	—	1,355,158
Home Builders	197,734	68,590	—	266,324
Home Furnishings	11,691	176,842	—	188,533

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024    (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Insurance	$2,212,689	$692,087	$—	$2,904,776
Internet	5,214,463	94,719	—	5,309,182
Investment Companies	33,139	125,179	—	158,318
Iron/Steel	218,222	188,765	64	407,051
Lodging	20,260	80,567	—	100,827
Machinery-Construction & Mining	267,811	197,949	—	465,760
Machinery-Diversified	175,861	183,667	—	359,528
Media	484,325	136,802	—	621,127
Metal Fabricate/Hardware	59,390	41,645	—	101,035
Mining	74,455	261,750	—	336,205
Miscellaneous Manufacturing	65,274	186,220	—	251,494
Office/Business Equipment	17,715	23,009	—	40,724
Oil & Gas	2,353,301	636,363	—	2,989,664
Packaging & Containers	185,395	42,559	—	227,954
Pharmaceuticals	3,316,281	1,622,083	0	4,938,364
Private Equity	39,987	156,790	—	196,777
Real Estate	15,590	187,665	—	203,255
REITS	696,361	30,008	—	726,369
Retail	1,934,882	450,456	—	2,385,338
Semiconductors	2,950,678	572,245	—	3,522,923
Shipbuilding	6,646	33,076	—	39,722
Software	4,872,444	261,542	—	5,133,986
Telecommunications	943,971	514,256	—	1,458,227
Toys/Games/Hobbies	17,328	116,958	—	134,286
Transportation	1,010,433	73,642	—	1,084,075
Water	28,657	13,184	—	41,841
Other Industries	1,100,447	—	—	1,100,447
Corporate Bonds & Notes	—	10,858,309	—	10,858,309
Collateralized Mortgage Obligations	—	33,656	—	33,656
U.S. Government & Agency Obligations	—	14,993,387	—	14,993,387
Unaffiliated Investment Companies	5,129,775	—	—	5,129,775
Short-Term Investments	1,358,856	—	—	1,358,856
Total Investments at Value	$54,685,694	$40,090,131	$951	$94,776,776
Other Financial Instruments:†
Futures Contracts	$57,871	$—	$—	$57,871
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$176,161	$—	$176,161
Other Financial Instruments:†
Futures Contracts	$78,645	$—	$—	$78,645
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 38.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,953,003	$18,006,693
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,965,515	19,203,081
Total Domestic Fixed Income Investment Companies (cost $40,941,567)		37,209,774
Domestic Equity Investment Companies — 34.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	719,213	25,575,208
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	378,640	5,414,550
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	191,293	2,268,734
Total Domestic Equity Investment Companies (cost $28,520,433)		33,258,492
International Equity Investment Companies — 27.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	206,071	2,874,691
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,782,001	$23,272,931
Total International Equity Investment Companies (cost $23,460,865)		26,147,622
TOTAL INVESTMENTS (cost $92,922,865)	100.1%	96,615,888
Other assets less liabilities	(0.1)	(66,753)
NET ASSETS	100.0%	$96,549,135
#	The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$96,615,888	$—	$—	$96,615,888
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 42.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	887,546	$31,561,127
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	444,263	6,352,964
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	358,313	4,249,597
Total Domestic Equity Investment Companies (cost $36,605,637)		42,163,688
International Equity Investment Companies — 33.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	352,467	4,916,912
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,141,744	27,971,174
Total International Equity Investment Companies (cost $30,392,967)		32,888,086
Domestic Fixed Income Investment Companies — 23.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,229,721	11,338,027
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,237,536	$12,090,732
Total Domestic Fixed Income Investment Companies (cost $25,671,846)		23,428,759
TOTAL INVESTMENTS (cost $92,670,450)	100.1%	98,480,533
Other assets less liabilities	(0.1)	(66,752)
NET ASSETS	100.0%	$98,413,781
#	The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$98,480,533	$—	$—	$98,480,533
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 49.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,612,077	$128,445,457
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,170,719	31,041,278
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,659,129	19,677,274
Total Domestic Equity Investment Companies (cost $153,045,620)		179,164,009
International Equity Investment Companies — 41.1%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,309,316	18,264,963
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,978,731	130,322,221
Total International Equity Investment Companies (cost $136,298,301)		148,587,184
Domestic Fixed Income Investment Companies — 9.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,638,746	15,109,234
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,902,335	$ 18,585,815
Total Domestic Fixed Income Investment Companies (cost $36,495,884)		33,695,049
TOTAL INVESTMENTS (cost $325,839,805)	100.0%	361,446,242
Other assets less liabilities	(0.0)	(149,285)
NET ASSETS	100.0%	$361,296,957
#	The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$361,446,242	$—	$—	$361,446,242
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 69.6%
Advertising — 0.3%
Trade Desk, Inc., Class A†	1,475	$ 122,204
Aerospace/Defense — 2.4%
Curtiss-Wright Corp.	16	4,055
Dassault Aviation SA	751	160,813
General Dynamics Corp.	103	29,570
IHI Corp.	4,900	116,981
Lockheed Martin Corp.	500	232,465
Northrop Grumman Corp.	257	124,653
Rolls-Royce Holdings PLC†	37,072	190,659
Safran SA	226	48,869
Thales SA	1,065	179,125
		1,087,190
Agriculture — 0.2%
Archer-Daniels-Midland Co.	1,083	63,529
British American Tobacco PLC	125	3,664
Feed One Co., Ltd.	3,700	24,191
		91,384
Apparel — 0.5%
Deckers Outdoor Corp.†	204	166,968
Hermes International SCA	24	57,698
		224,666
Auto Manufacturers — 2.0%
Ford Motor Co.	14,486	176,005
Honda Motor Co., Ltd.	30,400	345,717
Mazda Motor Corp.	17,200	194,921
Tesla, Inc.†	1,127	206,556
		923,199
Auto Parts & Equipment — 0.4%
Aptiv PLC†	112	7,952
Goodyear Tire & Rubber Co.†	8,050	96,278
Lear Corp.	487	61,299
Sumitomo Electric Industries, Ltd.	1,200	18,499
		184,028
Banks — 2.7%
ABN AMRO Bank NV*	6,718	107,670
Banco BPM SpA	1,993	13,115
Bank of America Corp.	5,975	221,135
Bankinter SA	2,319	18,309
BAWAG Group AG*	787	47,052
Citigroup, Inc.	2,007	123,089
Credito Emiliano SpA	4,240	44,799
Cullen/Frost Bankers, Inc.	80	8,347
First Citizens BancShares, Inc., Class A	50	84,338
International Bancshares Corp.	1,825	101,561
KBC Ancora	87	4,192
Mizuho Financial Group, Inc.	2,500	48,207
Morgan Stanley	605	54,958
Nordea Bank Abp	303	3,527
Northern Trust Corp.	100	8,239
OFG Bancorp	1,035	37,374
Skandinaviska Enskilda Banken AB, Class A	286	3,748
Societe Generale SA	281	7,552
Swedbank AB, Class A	284	5,448
TBC Bank Group PLC	481	20,746
Texas Capital Bancshares, Inc.†	1,708	98,039
Security Description	Shares or Principal Amount	Value

Banks (continued)
UBS Group AG	6,501	$ 170,083
UniCredit SpA	596	21,926
		1,253,454
Beverages — 1.0%
Asahi Group Holdings, Ltd.	300	10,252
Coca-Cola Co.	898	55,470
Coca-Cola Consolidated, Inc.	51	42,126
Monster Beverage Corp.†	6,234	333,207
		441,055
Biotechnology — 1.0%
Genmab A/S†	1,220	338,064
Gilead Sciences, Inc.	517	33,709
Incyte Corp.†	79	4,112
Moderna, Inc.†	144	15,885
Royalty Pharma PLC, Class A	157	4,349
Sarepta Therapeutics, Inc.†	58	7,346
Vertex Pharmaceuticals, Inc.†	109	42,816
Viking Therapeutics, Inc.†	166	13,210
		459,491
Building Materials — 1.0%
CRH PLC	410	31,742
Holcim AG	2,245	188,201
Lennox International, Inc.	13	6,024
Martin Marietta Materials, Inc.	25	14,677
Modine Manufacturing Co.†	631	58,450
Trane Technologies PLC	97	30,782
Vulcan Materials Co.	542	139,635
		469,511
Chemicals — 1.0%
Ecolab, Inc.	105	23,746
Linde PLC	201	88,633
RPM International, Inc.	2,607	278,714
Sherwin-Williams Co.	215	64,416
		455,509
Commercial Services — 1.2%
Amadeus IT Group SA	131	8,312
Cintas Corp.	525	345,628
Coursera, Inc.†	3,007	30,732
Edenred SE	124	5,876
FTI Consulting, Inc.†	480	102,638
Gartner, Inc.†	128	52,812
H&R Block, Inc.	203	9,588
		555,586
Computers — 4.0%
Apple, Inc.	8,065	1,373,712
Crowdstrike Holdings, Inc., Class A†	806	235,787
HP, Inc.	363	10,197
International Business Machines Corp.	217	36,065
Parsons Corp.†	290	22,768
SCSK Corp.	300	5,450
Seagate Technology Holdings PLC	929	79,810
SRA Holdings	2,500	62,446
Zscaler, Inc.†	37	6,399
		1,832,634
Distribution/Wholesale — 0.6%
Ferguson PLC (LSE)	1,059	223,385
Ferguson PLC (NYSE)	85	17,841

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Distribution/Wholesale (continued)
Pool Corp.	25	$ 9,063
Takasho Co, Ltd.	4,000	12,967
		263,256
Diversified Financial Services — 3.3%
American Express Co.	803	187,926
Ameriprise Financial, Inc.	176	72,475
Capital One Financial Corp.	187	26,821
CME Group, Inc.	1,707	357,855
Discover Financial Services	105	13,307
Impax Asset Management Group PLC	3,728	20,710
IwaiCosmo Holdings, Inc.	600	8,819
Marusan Securities Co., Ltd.	1,200	7,715
Mitsubishi HC Capital, Inc.	4,100	26,563
ORIX Corp.	15,200	311,378
OSB Group PLC	2,529	12,907
Synchrony Financial	174	7,653
Tokai Tokyo Financial Holdings, Inc.	4,800	17,555
Tokyo Century Corp.	800	7,955
Visa, Inc., Class A	1,646	442,132
		1,521,771
Electric — 0.7%
Black Hills Corp.	381	20,917
Engie SA	8,286	143,893
Entergy Corp.	271	28,908
National Grid PLC	1,205	15,819
NextEra Energy, Inc.	785	52,571
Sempra	153	10,959
SSE PLC	210	4,374
WEC Energy Group, Inc.	132	10,909
Xcel Energy, Inc.	869	46,691
		335,041
Electrical Components & Equipment — 2.0%
AMETEK, Inc.	1,912	333,950
Eaton Corp. PLC	136	43,283
Legrand SA	3,465	356,165
Powell Industries, Inc.	283	40,469
Schneider Electric SE	661	150,539
		924,406
Electronics — 1.3%
ABB, Ltd.	8,103	392,939
Mettler-Toledo International, Inc.†	126	154,942
Mutoh Holdings Co., Ltd.	300	4,176
nVent Electric PLC	341	24,576
Woodward, Inc.	202	32,797
		609,430
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	52	16,089
MasTec, Inc.†	148	13,126
PS Mitsubishi Construction Co., Ltd.	700	4,416
Sata Construction Co, Ltd.	3,500	16,153
Strabag SE	1,740	74,105
Taikisha, Ltd.	3,200	94,265
		218,154
Entertainment — 0.0%
Madison Square Garden Entertainment Corp.†	358	14,016
Security Description	Shares or Principal Amount	Value

Food — 0.1%
Fuji Oil Holdings, Inc.	900	$ 13,217
Nisshin Oillio Group Ltd.	600	19,212
		32,429
Food Service — 0.1%
Compass Group PLC	885	24,593
Forest Products & Paper — 0.0%
Semapa-Sociedade de Investimento e Gestao	470	7,966
Gas — 0.0%
Atmos Energy Corp.	115	13,559
Healthcare-Products — 0.5%
Boston Scientific Corp.†	430	30,904
Bruker Corp.	44	3,432
Cochlear, Ltd.	974	203,278
Edwards Lifesciences Corp.†	150	12,701
		250,315
Healthcare-Services — 3.6%
Centene Corp.†	168	12,274
Chemed Corp.	6	3,408
Elevance Health, Inc.	286	151,174
HCA Healthcare, Inc.	82	25,405
Humana, Inc.	54	16,313
IQVIA Holdings, Inc.†	1,359	314,975
Lonza Group AG	457	253,037
Medpace Holdings, Inc.†	344	133,592
Quest Diagnostics, Inc.	2,609	360,512
Tenet Healthcare Corp.†	602	67,599
UnitedHealth Group, Inc.	414	200,252
Universal Health Services, Inc., Class B	259	44,141
Viemed Healthcare, Inc.†	5,315	43,530
		1,626,212
Home Builders — 1.1%
D.R. Horton, Inc.	393	55,999
Daiwa House Industry Co., Ltd.	5,600	157,094
Installed Building Products, Inc.	472	111,265
M/I Homes, Inc.†	396	46,023
Sekisui House, Ltd.	5,800	132,922
		503,303
Home Furnishings — 0.4%
Panasonic Holdings Corp.	17,500	152,448
Toa Corp.	3,400	24,666
		177,114
Household Products/Wares — 1.3%
Henkel AG & Co. KGaA	288	20,629
Henkel AG & Co. KGaA (Preference Shares)	4,266	338,851
Kimberly-Clark Corp.	1,722	235,105
Mitsubishi Pencil Co., Ltd.	900	13,686
		608,271
Insurance — 4.4%
AIA Group, Ltd.	14,200	104,128
American Financial Group, Inc.	28	3,577
Arch Capital Group, Ltd.†	153	14,312
Aviva PLC	5,805	33,643
Berkshire Hathaway, Inc., Class B†	1,524	604,616
CNA Financial Corp.	401	17,620
Goosehead Insurance, Inc., Class A†	290	16,504
Insurance Australia Group, Ltd.	16,419	68,159
Kinsale Capital Group, Inc.	107	38,868

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Loews Corp.	77	$ 5,787
MetLife, Inc.	268	19,049
MS&AD Insurance Group Holdings, Inc.	13,200	236,726
Muenchener Rueckversicherungs-Gesellschaft AG	797	350,256
Progressive Corp.	1,851	385,471
Sompo Holdings, Inc.	4,500	88,586
Travelers Cos., Inc.	95	20,155
W.R. Berkley Corp.	83	6,388
		2,013,845
Internet — 5.5%
Airbnb, Inc., Class A†	174	27,591
Alphabet, Inc., Class A†	2,224	362,023
Alphabet, Inc., Class C†	2,379	391,679
Amazon.com, Inc.†	4,307	753,725
Booking Holdings, Inc.	15	51,780
Hims & Hers Health, Inc.†	1,763	22,090
Maplebear, Inc.†	684	23,345
MercadoLibre, Inc.†	26	37,926
Meta Platforms, Inc., Class A	825	354,890
Netflix, Inc.†	516	284,130
Okta, Inc.†	64	5,951
Pinterest, Inc., Class A†	1,945	65,060
Robinhood Markets, Inc., Class A†	5,893	97,176
Trend Micro, Inc.	700	34,465
VeriSign, Inc.†	37	6,271
		2,518,102
Investment Companies — 0.8%
Investor AB, Class A	961	23,483
Investor AB, Class B	13,802	339,217
		362,700
Iron/Steel — 1.0%
Carpenter Technology Corp.	692	59,304
Fortescue, Ltd.	4,368	72,845
JFE Holdings, Inc.	7,300	109,038
Kyoei Steel, Ltd.	600	8,548
Nippon Steel Corp.	6,400	143,192
SSAB AB, Class B	1,276	7,175
Topy Industries, Ltd.	3,300	55,595
		455,697
Leisure Time — 0.0%
Carnival Corp.†	727	10,774
Machinery-Construction & Mining — 0.3%
Modec, Inc.	6,500	127,835
Machinery-Diversified — 0.4%
Atlas Copco AB, Class B	926	13,982
Otis Worldwide Corp.	110	10,032
Sintokogio, Ltd.	14,600	116,054
Westinghouse Air Brake Technologies Corp.	390	62,821
		202,889
Media — 0.1%
Informa PLC	507	5,009
Paramount Global, Class B	2,082	23,714
Pearson PLC	1,172	14,166
		42,889
Security Description	Shares or Principal Amount	Value

Metal Fabricate/Hardware — 0.1%
Taiho Kogyo Co, Ltd.	2,400	$ 13,512
Tenaris SA	519	8,671
		22,183
Mining — 0.3%
BHP Group, Ltd. (ASX)	1,655	45,637
BHP Group, Ltd. (LSE)	1,684	46,652
Central Asia Metals PLC	3,745	9,815
Kenmare Resources PLC	4,377	17,712
		119,816
Miscellaneous Manufacturing — 1.0%
Beijer Alma AB, Class B†	3,794	72,168
Illinois Tool Works, Inc.	228	55,657
Indus Holding AG	1,135	30,869
Parker-Hannifin Corp.	480	261,557
Smiths Group PLC	1,139	22,943
		443,194
Multi-National — 0.1%
Banco Latinoamericano de Comercio Exterior SA, Class E	941	26,734
Oil & Gas — 1.2%
Antero Resources Corp.†	165	5,611
BP PLC ADR	4,304	166,866
ConocoPhillips	753	94,592
Devon Energy Corp.	4,037	206,614
Shell PLC	1,952	69,549
Valero Energy Corp.	94	15,028
		558,260
Oil & Gas Services — 0.1%
Halliburton Co.	369	13,826
Schlumberger NV	581	27,586
		41,412
Pharmaceuticals — 2.5%
AstraZeneca PLC ADR	1,318	100,010
Johnson & Johnson	645	93,261
Neurocrine Biosciences, Inc.†	586	80,598
Novartis AG	2,660	256,932
Novo Nordisk A/S, Class B	2,680	344,421
Otsuka Holdings Co., Ltd.	100	4,265
Roche Holding AG	31	7,416
Sanofi SA	2,443	240,871
Zoetis, Inc.	195	31,052
		1,158,826
Pipelines — 0.4%
Cheniere Energy, Inc.	1,045	164,922
Real Estate — 0.5%
Nomura Real Estate Holdings, Inc.	8,300	232,282
Swire Pacific, Ltd., Class B	12,500	17,040
		249,322
REITS — 1.8%
Chatham Lodging Trust	7,327	67,189
Host Hotels & Resorts, Inc.	16,225	306,166
Lamar Advertising Co., Class A	35	4,055
Park Hotels & Resorts, Inc.	9,396	151,557
RLJ Lodging Trust	28,161	309,771
		838,738

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail — 3.3%
Chipotle Mexican Grill, Inc.†	40	$ 126,384
Costco Wholesale Corp.	658	475,668
Darden Restaurants, Inc.	268	41,114
Dillard's, Inc., Class A	42	18,396
Home Depot, Inc.	420	140,372
Industria de Diseno Textil SA	7,426	337,278
Pandora A/S	752	114,461
Ross Stores, Inc.	1,159	150,149
Shake Shack, Inc., Class A†	178	18,841
Target Corp.	329	52,962
Wingstop, Inc.	70	26,935
		1,502,560
Semiconductors — 4.7%
Advanced Micro Devices, Inc.†	499	79,032
Applied Materials, Inc.	674	133,890
ASM International NV	466	290,928
ASML Holding NV	461	401,818
BE Semiconductor Industries NV	739	97,160
Broadcom, Inc.	13	16,903
Intel Corp.	1,789	54,511
KLA Corp.	150	103,393
Micron Technology, Inc.	451	50,945
NVIDIA Corp.	828	715,409
Renesas Electronics Corp.	5,800	95,567
Texas Instruments, Inc.	555	97,913
		2,137,469
Shipbuilding — 0.3%
Kongsberg Gruppen ASA	1,339	94,634
Yangzijiang Shipbuilding Holdings, Ltd.	40,100	51,437
		146,071
Software — 6.3%
ACI Worldwide, Inc.†	6,434	219,399
Adobe, Inc.†	459	212,439
Alpha Systems, Inc.	700	14,089
Cloudflare, Inc., Class A†	122	10,663
Dassault Systemes SE	1,538	60,237
DocuSign, Inc.†	101	5,717
Fiserv, Inc.†	950	145,036
HubSpot, Inc.†	27	16,331
Intuit, Inc.	630	394,141
Microsoft Corp.	3,079	1,198,747
Oracle Corp.	633	72,004
Palantir Technologies, Inc., Class A†	2,488	54,661
Roper Technologies, Inc.	22	11,252
Salesforce, Inc.	874	235,054
SAP SE	321	58,120
ServiceNow, Inc.†	208	144,213
Veeva Systems, Inc., Class A†	61	12,112
		2,864,215
Telecommunications — 0.6%
Cisco Systems, Inc.	1,727	81,134
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Motorola Solutions, Inc.	225	$ 76,309
Nippon Telegraph & Telephone Corp.	86,600	93,587
		251,030
Textiles — 0.0%
Kyowa Leather Cloth Co., Ltd.	2,700	13,363
Transportation — 0.7%
Gram Car Carriers ASA	910	20,992
Hafnia, Ltd.	6,088	45,689
Iino Kaiun Kaisha, Ltd.	3,600	28,749
Mitsubishi Logistics Corp.	200	6,631
Scorpio Tankers, Inc.	363	25,541
United Parcel Service, Inc., Class B	1,401	206,619
		334,221
Total Common Stocks (cost $28,457,684)		31,836,814
UNAFFILIATED INVESTMENT COMPANIES — 3.5%
Energy Select Sector SPDR Fund	879	82,204
Industrial Select Sector SPDR Fund	1,712	208,042
iShares Global Infrastructure ETF	14,763	698,438
Vanguard Real Estate ETF	7,984	635,606
Total Unaffiliated Investment Companies (cost $1,654,857)		1,624,290
Total Long-Term Investment Securities (cost $30,112,541)		33,461,104
SHORT-TERM INVESTMENTS — 25.3%
Unaffiliated Investment Companies — 25.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1) (cost $11,554,461)	$11,554,461	11,554,461
TOTAL INVESTMENTS (cost $41,667,002)	98.4%	45,015,565
Other assets less liabilities	1.6	745,490
NET ASSETS	100.0%	$45,761,055
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $154,722 representing 0.3% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange

Credit Default Swaps - Seller
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread	Notional amount	Currency	USD notional amount	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	CDX Investment Grade Index Series 42	0.5352%	6,000,000	USD	6,000,000	1.000%	Quarterly	Jun 2029	$131,617	$(5,853)	$125,764

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	TOPIX Index	June 2024	$172,814	$173,004	$190
						Unrealized (Depreciation)
13	Long	MSCI Emerging Markets Index	June 2024	$ 681,389	$ 677,300	$ (4,089)
138	Long	U.S. Treasury 10 Year Notes	June 2024	15,202,277	14,826,375	(375,902)
						$(379,991)
		Net Unrealized Appreciation (Depreciation)				$(379,801)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	NZD	88,000	USD	51,932	05/03/2024	$78	$—
NZD—New Zealand Dollar
USD—United States Dollar
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$122,204	$—	$—	$122,204
Aerospace/Defense	390,743	696,447	—	1,087,190
Agriculture	63,529	27,855	—	91,384
Apparel	166,968	57,698	—	224,666
Auto Manufacturers	382,561	540,638	—	923,199
Auto Parts & Equipment	165,529	18,499	—	184,028
Banks	737,080	516,374	—	1,253,454
Beverages	430,803	10,252	—	441,055
Biotechnology	121,427	338,064	—	459,491
Building Materials	281,310	188,201	—	469,511
Chemicals	455,509	—	—	455,509
Commercial Services	541,398	14,188	—	555,586
Computers	1,764,738	67,896	—	1,832,634
Distribution/Wholesale	26,904	236,352	—	263,256
Diversified Financial Services	1,108,169	413,602	—	1,521,771
Electric	170,955	164,086	—	335,041
Electrical Components & Equipment	417,702	506,704	—	924,406
Electronics	212,315	397,115	—	609,430
Engineering & Construction	29,215	188,939	—	218,154
Entertainment	14,016	—	—	14,016
Gas	13,559	—	—	13,559
Healthcare-Products	47,037	203,278	—	250,315
Healthcare-Services	1,373,175	253,037	—	1,626,212
Home Builders	213,287	290,016	—	503,303
Household Products/Wares	235,105	373,166	—	608,271
Insurance	1,132,347	881,498	—	2,013,845
Internet	2,483,637	34,465	—	2,518,102
Iron/Steel	59,304	396,393	—	455,697
Leisure Time	10,774	—	—	10,774
Machinery-Diversified	72,853	130,036	—	202,889
Media	23,714	19,175	—	42,889
Miscellaneous Manufacturing	317,214	125,980	—	443,194
Multi-National	26,734	—	—	26,734
Oil & Gas	488,711	69,549	—	558,260

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Allocation
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Oil & Gas Services	$41,412	$—	$—	$41,412
Pharmaceuticals	304,921	853,905	—	1,158,826
Pipelines	164,922	—	—	164,922
REITS	838,738	—	—	838,738
Retail	1,050,821	451,739	—	1,502,560
Semiconductors	1,251,996	885,473	—	2,137,469
Software	2,731,769	132,446	—	2,864,215
Telecommunications	157,443	93,587	—	251,030
Transportation	232,160	102,061	—	334,221
Other Industries	—	1,283,392	—	1,283,392
Unaffiliated Investment Companies	1,624,290	—	—	1,624,290
Short-Term Investments	11,554,461	—	—	11,554,461
Total Investments at Value	$34,053,459	$10,962,106	$—	$45,015,565
Other Financial Instruments:†
Futures Contracts	$—	$190	$—	$190
Forward Foreign Currency Contracts	—	78	—	78
Total Other Financial Instruments	$—	$268	$—	$268
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$5,853	$—	$5,853
Futures Contracts	379,991	—	—	379,991
Total Other Financial Instruments	$379,991	$5,853	$—	$385,844
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,094,241	$110,031,217
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	935,179	13,373,060
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,104,407	13,098,268
Total Domestic Equity Investment Companies (cost $112,160,143)		136,502,545
Domestic Fixed Income Investment Companies — 37.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,139,560	47,386,747
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,173,974	50,549,723
Total Domestic Fixed Income Investment Companies (cost $107,856,253)		97,936,470
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $20,900,311)	1,820,041	$ 23,769,730
TOTAL INVESTMENTS (cost $240,916,707)	100.0%	258,208,745
Other assets less liabilities	(0.0)	(120,809)
NET ASSETS	100.0%	$258,087,936
#	The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$258,208,745	$—	$—	$258,208,745
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 67.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	7,333,018	$260,762,130
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,601,295	51,498,517
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,126,550	25,220,885
Total Domestic Equity Investment Companies (cost $269,920,173)		337,481,532
Domestic Fixed Income Investment Companies — 18.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,775,713	44,032,073
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,034,292	49,185,030
Total Domestic Fixed Income Investment Companies (cost $102,393,534)		93,217,103
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 13.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $59,747,271)	5,232,707	$ 68,339,152
TOTAL INVESTMENTS (cost $432,060,978)	100.0%	499,037,787
Other assets less liabilities	(0.0)	(199,275)
NET ASSETS	100.0%	$498,838,512
#	The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$499,037,787	$—	$—	$499,037,787
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	21,947,469	$ 780,451,996
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,799,257	140,129,371
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,773,257	68,470,828
Total Domestic Equity Investment Companies (cost $788,259,965)		989,052,195
International Equity Investment Companies — 18.2%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $216,907,998)	19,031,757	248,554,751
Domestic Fixed Income Investment Companies — 9.2%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,155,217	56,751,098
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	7,076,136	$ 69,133,847
Total Domestic Fixed Income Investment Companies (cost $137,386,697)		125,884,945
TOTAL INVESTMENTS (cost $1,142,554,660)	100.0%	1,363,491,891
Other assets less liabilities	(0.0)	(481,212)
NET ASSETS	100.0%	$1,363,010,679
#	The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
(1)	See Note 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,363,491,891	$—	$—	$1,363,491,891
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 96.3%
Australia — 6.7%
Ampol, Ltd.	10,448	$ 247,274
ANZ Group Holdings, Ltd.	131,861	2,386,403
APA Group	56,250	301,549
Aristocrat Leisure, Ltd.	25,396	650,600
ASX, Ltd.	8,488	347,502
Aurizon Holdings, Ltd.	80,703	198,865
BHP Group, Ltd. (ASX)	222,233	6,128,128
BlueScope Steel, Ltd.	19,550	288,397
Brambles, Ltd.	61,011	573,012
CAR Group, Ltd.	15,704	341,003
Cochlear, Ltd.	2,872	599,400
Coles Group, Ltd.	58,680	615,034
Commonwealth Bank of Australia	73,423	5,417,581
Computershare, Ltd.	23,602	414,793
CSL, Ltd.	21,181	3,786,202
Dexus	47,157	216,035
Endeavour Group, Ltd.	62,819	217,049
Fortescue, Ltd.	74,246	1,238,196
Goodman Group	74,941	1,515,425
GPT Group	83,986	227,886
IDP Education, Ltd.	11,593	121,471
Insurance Australia Group, Ltd.	105,293	437,094
Lottery Corp., Ltd.	97,586	304,907
Macquarie Group, Ltd.	16,039	1,925,060
Medibank Private, Ltd.	120,746	277,105
Mineral Resources, Ltd.	7,702	355,765
Mirvac Group	173,001	228,984
National Australia Bank, Ltd.	136,769	2,978,591
Northern Star Resources, Ltd.	50,386	481,113
Orica, Ltd.	21,133	246,931
Origin Energy, Ltd.	75,532	474,759
Pilbara Minerals, Ltd.	125,349	325,274
Qantas Airways, Ltd.†	37,047	140,573
QBE Insurance Group, Ltd.	65,499	751,211
Ramsay Health Care, Ltd.	8,047	271,215
REA Group, Ltd.	2,317	266,726
Reece, Ltd.	9,913	177,126
Rio Tinto, Ltd.	16,276	1,363,656
Santos, Ltd.	142,395	705,493
Scentre Group	227,566	464,961
SEEK, Ltd.	15,618	242,201
Seven Group Holdings, Ltd.	7,173	175,088
Sonic Healthcare, Ltd.	19,864	343,207
South32, Ltd.	198,580	461,586
Stockland	104,663	299,569
Suncorp Group, Ltd.	55,693	597,330
Telstra Group, Ltd.	177,306	421,152
Transurban Group	135,405	1,091,658
Treasury Wine Estates, Ltd.	35,576	277,657
Vicinity, Ltd.	169,651	209,887
Washington H. Soul Pattinson & Co., Ltd.	10,287	216,161
Wesfarmers, Ltd.	49,753	2,145,981
Westpac Banking Corp.	153,522	2,569,073
WiseTech Global, Ltd.	7,308	431,451
Woodside Energy Group, Ltd.	83,248	1,499,823
Woolworths Group, Ltd.	53,559	1,100,649
		50,090,822
Austria — 0.2%
Erste Group Bank AG	15,075	702,184
OMV AG	6,457	307,643
Security Description	Shares or Principal Amount	Value

Austria (continued)
Verbund AG	2,985	$ 228,023
voestalpine AG	5,088	135,589
		1,373,439
Belgium — 0.8%
Ageas SA	7,005	321,648
Anheuser-Busch InBev SA NV	38,083	2,280,364
D'ieteren Group	942	202,909
Elia Group SA	1,289	124,317
Groupe Bruxelles Lambert NV	3,859	286,103
KBC Group NV	10,978	815,292
Lotus Bakeries NV	18	181,093
Sofina SA	676	157,900
Syensqo SA†	3,249	300,675
UCB SA	5,543	734,592
Umicore SA	9,183	203,650
Warehouses De Pauw CVA	7,697	203,715
		5,812,258
Bermuda — 0.1%
Aegon, Ltd.	63,652	396,197
CK Infrastructure Holdings, Ltd.	27,500	155,734
Hongkong Land Holdings, Ltd.	48,400	154,569
Jardine Matheson Holdings, Ltd.	7,000	267,601
		974,101
Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	85,500	364,943
CK Hutchison Holdings, Ltd.	117,500	571,061
ESR Group, Ltd.*	74,800	81,903
Futu Holdings, Ltd. ADR†	2,411	155,051
Grab Holdings, Ltd., Class A†	83,325	291,638
HKT Trust & HKT, Ltd.	166,000	183,315
Sands China, Ltd.†	106,400	252,069
Sea, Ltd. ADR†	16,185	1,022,730
SITC International Holdings Co., Ltd.	59,000	128,520
WH Group, Ltd.*	365,500	265,327
Wharf Real Estate Investment Co., Ltd.	73,000	226,823
		3,543,380
Denmark — 3.6%
AP Moller-Maersk A/S, Series A	133	189,227
AP Moller-Maersk A/S, Series B	180	261,253
Carlsberg A/S, Class B	4,317	582,021
Coloplast A/S, Class B	5,530	668,082
Danske Bank A/S	30,241	870,748
Demant A/S†	4,418	210,860
DSV A/S	7,681	1,093,358
Genmab A/S†	2,897	802,764
Novo Nordisk A/S, Class B	143,079	18,387,865
Novonesis (Novozymes), Class B	16,358	907,905
Orsted A/S*†	8,294	455,810
Pandora A/S	3,707	564,238
ROCKWOOL A/S, Class B	404	131,949
Svitzer A/S†	626	21,035
Tryg A/S	15,308	302,981
Vestas Wind Systems A/S†	44,276	1,187,266
		26,637,362
Finland — 1.0%
Elisa Oyj	6,236	281,516
Fortum Oyj	19,670	259,055
Kesko Oyj, Class B	11,975	204,018
Kone Oyj, Class B	14,902	726,170

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland (continued)
Metso Oyj	29,076	$ 330,244
Neste Oyj	18,549	422,353
Nokia Oyj	233,811	850,752
Nordea Bank Abp	139,224	1,630,758
Orion Oyj, Class B	4,726	180,446
Sampo Oyj, Class A	19,793	801,080
Stora Enso Oyj, Class R	25,508	339,601
UPM-Kymmene Oyj	23,401	818,568
Wartsila OYJ Abp	20,755	381,791
		7,226,352
France — 10.6%
Accor SA	8,296	362,781
Aeroports de Paris SA	1,519	192,300
Air Liquide SA	22,997	4,502,208
Alstom SA	12,637	199,731
Amundi SA*	2,692	187,164
Arkema SA	2,632	271,561
AXA SA	79,627	2,741,711
BioMerieux	1,816	193,163
BNP Paribas SA	45,279	3,238,102
Bollore SE	31,235	202,471
Bouygues SA	8,380	308,739
Bureau Veritas SA	12,931	375,285
Capgemini SE	6,811	1,430,963
Carrefour SA	24,861	418,766
Cie de Saint-Gobain SA	19,984	1,575,942
Cie Generale des Etablissements Michelin SCA	29,779	1,144,220
Covivio SA	2,214	109,891
Credit Agricole SA	46,845	723,783
Danone SA	28,230	1,765,345
Dassault Aviation SA	886	189,720
Dassault Systemes SE	29,297	1,147,441
Edenred SE	10,943	518,594
Eiffage SA	3,223	343,983
Engie SA	80,079	1,390,640
EssilorLuxottica SA	12,934	2,766,014
Eurazeo SE	1,835	165,041
Gecina SA	2,017	205,634
Getlink SE	15,674	266,581
Hermes International SCA	1,389	3,339,307
Ipsen SA	1,654	201,175
Kering SA	3,264	1,126,408
Klepierre SA	9,433	253,956
La Francaise des Jeux SAEM*	4,606	173,358
Legrand SA	11,576	1,189,888
L'Oreal SA	10,550	4,928,185
LVMH Moet Hennessy Louis Vuitton SE	12,106	9,745,047
Orange SA	81,639	907,832
Pernod Ricard SA	8,966	1,353,916
Publicis Groupe SA	10,035	1,109,092
Remy Cointreau SA	1,011	95,933
Renault SA	8,428	415,681
Rexel SA	9,889	255,833
Safran SA	14,986	3,240,465
Sanofi SA	49,908	4,920,753
Sartorius Stedim Biotech	1,280	276,423
Schneider Electric SE	23,860	5,433,969
SEB SA	1,092	128,705
Societe Generale SA	31,685	851,595
Sodexo SA	3,879	338,126
Teleperformance SE	2,503	247,302
Security Description	Shares or Principal Amount	Value

France (continued)
Thales SA	4,147	$ 697,496
TotalEnergies SE	95,186	6,913,618
Veolia Environnement SA	30,215	939,159
Vinci SA	21,952	2,569,254
Vivendi SE	29,351	299,036
Worldline SA*†	10,546	109,183
		78,998,469
Germany — 8.3%
adidas AG	7,103	1,713,816
Allianz SE	17,174	4,877,501
BASF SE	39,132	2,052,757
Bayer AG	43,073	1,256,607
Bayerische Motoren Werke AG	13,981	1,525,170
Bayerische Motoren Werke AG (Preference Shares)	2,583	265,284
Bechtle AG	3,591	173,602
Beiersdorf AG	4,419	662,621
Brenntag SE	5,818	464,737
Carl Zeiss Meditec AG	1,765	186,608
Commerzbank AG	46,220	687,039
Continental AG	4,823	313,011
Covestro AG*†	8,286	415,163
Daimler Truck Holding AG	23,453	1,058,380
Delivery Hero SE*†	7,743	217,260
Deutsche Bank AG	84,979	1,360,701
Deutsche Boerse AG	8,330	1,608,095
Deutsche Lufthansa AG†	26,232	187,519
Deutsche Post AG	43,460	1,820,252
Deutsche Telekom AG	142,106	3,252,385
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	4,993	444,860
E.ON SE	98,435	1,300,012
Evonik Industries AG	10,216	213,066
Fresenius Medical Care AG	9,005	380,457
Fresenius SE & Co. KGaA	18,521	552,541
GEA Group AG	7,178	290,297
Hannover Rueck SE	2,644	655,664
Heidelberg Materials AG	5,714	576,768
Henkel AG & Co. KGaA	4,556	326,333
Henkel AG & Co. KGaA (Preference Shares)	7,421	589,455
Infineon Technologies AG	57,257	1,998,254
Knorr-Bremse AG	3,180	235,872
LEG Immobilien SE†	3,249	276,939
Mercedes-Benz Group AG	35,179	2,658,038
Merck KGaA	5,666	900,517
MTU Aero Engines AG	2,360	570,569
Muenchener Rueckversicherungs-Gesellschaft AG	5,983	2,629,335
Nemetschek SE	2,532	225,659
Porsche Automobil Holding SE (Preference Shares)	6,714	343,324
Puma SE	4,629	215,057
Rational AG	224	192,021
Rheinmetall AG	1,910	1,053,739
RWE AG	27,721	963,209
SAP SE	45,783	8,289,433
Sartorius AG (Preference Shares)	1,149	346,160
Scout24 SE*	3,288	242,410
Siemens AG	33,321	6,250,540
Siemens Energy AG†	22,779	469,112
Siemens Healthineers AG*	12,364	687,435
Symrise AG	5,822	626,087
Talanx AG	2,830	213,649
Volkswagen AG	1,294	183,306
Volkswagen AG (Preference Shares)	9,041	1,110,439

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Vonovia SE	32,145	$ 930,284
Zalando SE*†	9,830	258,117
		61,297,466
Hong Kong — 1.5%
AIA Group, Ltd.	498,200	3,653,296
BOC Hong Kong Holdings, Ltd.	162,000	496,545
CLP Holdings, Ltd.	72,000	567,518
Galaxy Entertainment Group, Ltd.	96,000	431,429
Hang Lung Properties, Ltd.	79,000	87,978
Hang Seng Bank, Ltd.	33,500	443,131
Henderson Land Development Co., Ltd.	63,349	191,657
Hong Kong & China Gas Co., Ltd.	490,967	374,058
Hong Kong Exchanges & Clearing, Ltd.	52,800	1,677,322
Link REIT	113,040	487,209
MTR Corp., Ltd.	68,000	223,965
Power Assets Holdings, Ltd.	60,500	346,884
Sino Land Co., Ltd.	168,000	179,993
Sun Hung Kai Properties, Ltd.	63,500	586,726
Swire Pacific, Ltd., Class A	19,000	161,402
Swire Properties, Ltd.	51,200	106,181
Techtronic Industries Co., Ltd.	60,500	841,069
Wharf Holdings, Ltd.	47,000	151,977
		11,008,340
Ireland — 1.0%
AIB Group PLC	68,890	355,842
Bank of Ireland Group PLC	46,327	493,781
CRH PLC	30,418	2,354,962
DCC PLC	4,334	296,352
Flutter Entertainment PLC†	7,761	1,432,938
James Hardie Industries CDI†	19,297	667,342
Kerry Group PLC, Class A	6,922	596,806
Kingspan Group PLC	6,823	605,504
Smurfit Kappa Group PLC	11,415	494,622
		7,298,149
Isle of Man — 0.0%
Entain PLC	28,007	272,444
Israel — 0.7%
Azrieli Group, Ltd.	1,861	119,967
Bank Hapoalim BM	55,699	502,834
Bank Leumi Le-Israel BM	66,768	521,238
Check Point Software Technologies, Ltd.†	4,085	610,381
CyberArk Software, Ltd.†	1,823	436,153
Elbit Systems, Ltd.	1,169	238,354
Global-e Online, Ltd.†	4,342	145,587
ICL Group, Ltd.	33,921	158,464
Israel Discount Bank, Ltd., Class A	54,235	278,622
Mizrahi Tefahot Bank, Ltd.	6,790	247,942
Monday.com, Ltd.†	1,259	238,366
Nice, Ltd.†	2,777	620,262
Teva Pharmaceutical Industries, Ltd. ADR†	49,118	690,108
Wix.com, Ltd.†	2,370	281,722
		5,090,000
Italy — 2.0%
Amplifon SpA	5,459	181,951
Assicurazioni Generali SpA	44,437	1,084,286
Banco BPM SpA	53,145	349,718
DiaSorin SpA	981	98,937
Enel SpA	356,597	2,348,523
Security Description	Shares or Principal Amount	Value

Italy (continued)
Eni SpA	96,209	$ 1,544,598
FinecoBank Banca Fineco SpA	26,772	410,193
Infrastrutture Wireless Italiane SpA*	14,735	157,979
Intesa Sanpaolo SpA	641,270	2,406,201
Leonardo SpA	17,744	408,601
Mediobanca Banca di Credito Finanziario SpA	22,359	317,959
Moncler SpA	9,031	616,403
Nexi SpA*†	25,892	150,904
Poste Italiane SpA*	20,043	254,436
Prysmian SpA	11,518	626,198
Recordati Industria Chimica e Farmaceutica SpA	4,584	243,594
Snam SpA	88,412	405,921
Telecom Italia SpA†	436,866	103,479
Terna - Rete Elettrica Nazionale	61,688	491,509
UniCredit SpA	67,571	2,485,874
		14,687,264
Japan — 22.2%
Advantest Corp.	33,600	1,032,829
Aeon Co., Ltd.	28,700	599,887
AGC, Inc.	8,600	317,552
Aisin Corp.	6,500	246,696
Ajinomoto Co., Inc.	20,600	764,129
ANA Holdings, Inc.	7,000	132,826
Asahi Group Holdings, Ltd.	21,100	721,045
Asahi Intecc Co., Ltd.	9,500	139,609
Asahi Kasei Corp.	55,000	383,558
Astellas Pharma, Inc.	79,300	761,453
Azbil Corp.	5,300	148,060
Bandai Namco Holdings, Inc.	26,300	493,709
Bridgestone Corp.	25,000	1,103,428
Brother Industries, Ltd.	10,200	180,471
Canon, Inc.	43,900	1,187,951
Capcom Co., Ltd.	15,200	251,397
Central Japan Railway Co.	33,900	776,307
Chiba Bank, Ltd.	23,200	195,697
Chubu Electric Power Co., Inc.	28,200	362,666
Chugai Pharmaceutical Co., Ltd.	29,400	936,488
Concordia Financial Group, Ltd.	46,500	250,395
Dai Nippon Printing Co., Ltd.	9,000	262,121
Daifuku Co., Ltd.	13,350	273,889
Dai-ichi Life Holdings, Inc.	41,200	949,681
Daiichi Sankyo Co., Ltd.	81,100	2,749,070
Daikin Industries, Ltd.	11,600	1,574,338
Daito Trust Construction Co., Ltd.	2,600	278,639
Daiwa House Industry Co., Ltd.	26,000	729,365
Daiwa Securities Group, Inc.	58,500	428,322
Denso Corp.	82,900	1,409,178
Dentsu Group, Inc.	8,900	241,112
Disco Corp.	4,000	1,132,884
East Japan Railway Co.	39,900	735,375
Eisai Co., Ltd.	11,100	456,904
ENEOS Holdings, Inc.	126,350	581,823
FANUC Corp.	41,800	1,223,351
Fast Retailing Co., Ltd.	7,700	2,012,374
Fuji Electric Co., Ltd.	5,600	348,751
FUJIFILM Holdings Corp.	49,200	1,047,980
Fujitsu, Ltd.	77,000	1,183,539
GLP J-REIT	205	166,695
Hamamatsu Photonics KK	6,200	227,093
Hankyu Hanshin Holdings, Inc.	10,000	262,058
Hikari Tsushin, Inc.	900	146,114
Hirose Electric Co., Ltd.	1,235	130,793

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Hitachi Construction Machinery Co., Ltd.	4,700	$ 134,401
Hitachi, Ltd.	40,600	3,738,512
Honda Motor Co., Ltd.	202,500	2,302,882
Hoshizaki Corp.	4,800	165,312
Hoya Corp.	15,400	1,789,293
Hulic Co., Ltd.	16,800	155,163
Ibiden Co., Ltd.	4,900	187,615
Idemitsu Kosan Co., Ltd.	42,480	288,603
Iida Group Holdings Co., Ltd.	6,800	87,056
Inpex Corp.	42,600	638,883
Isuzu Motors, Ltd.	25,600	324,514
ITOCHU Corp.	52,100	2,329,700
Japan Airlines Co., Ltd.	6,300	111,740
Japan Exchange Group, Inc.	22,000	514,279
Japan Metropolitan Fund Investment Corp.	306	184,772
Japan Post Bank Co., Ltd.	63,400	641,664
Japan Post Holdings Co., Ltd.	91,000	870,748
Japan Post Insurance Co., Ltd.	8,400	156,915
Japan Real Estate Investment Corp.	56	190,101
Japan Tobacco, Inc.	52,600	1,412,696
JFE Holdings, Inc.	25,200	376,406
Kajima Corp.	18,500	352,950
Kansai Electric Power Co., Inc.	30,900	462,609
Kao Corp.	20,400	842,117
Kawasaki Kisen Kaisha, Ltd.	17,100	241,041
KDDI Corp.	65,600	1,825,118
KDX Realty Investment Corp.	182	179,675
Keisei Electric Railway Co., Ltd.	6,000	223,643
Keyence Corp.	8,500	3,765,128
Kikkoman Corp.	29,500	351,412
Kintetsu Group Holdings Co., Ltd.	7,900	202,949
Kirin Holdings Co., Ltd.	34,100	496,840
Kobe Bussan Co., Ltd.	6,624	143,560
Koito Manufacturing Co., Ltd.	8,800	118,520
Komatsu, Ltd.	40,600	1,214,995
Konami Group Corp.	4,400	265,272
Kubota Corp.	43,900	705,159
Kyocera Corp.	56,300	685,274
Kyowa Kirin Co., Ltd.	11,800	198,228
Lasertec Corp.	3,265	770,784
LY Corp.	117,200	284,275
M3, Inc.	19,400	204,768
Makita Corp.	9,800	282,716
Marubeni Corp.	62,800	1,124,043
MatsukiyoCocokara & Co.	15,000	213,180
Mazda Motor Corp.	24,900	282,182
McDonald's Holdings Co. Japan, Ltd.	3,800	167,094
MEIJI Holdings Co., Ltd.	10,300	230,359
Minebea Mitsumi, Inc.	15,900	298,453
MISUMI Group, Inc.	12,500	205,857
Mitsubishi Chemical Group Corp.	56,100	326,636
Mitsubishi Corp.	151,300	3,456,033
Mitsubishi Electric Corp.	84,700	1,479,993
Mitsubishi Estate Co., Ltd.	49,400	906,990
Mitsubishi HC Capital, Inc.	35,400	229,348
Mitsubishi Heavy Industries, Ltd.	141,000	1,259,044
Mitsubishi UFJ Financial Group, Inc.	486,800	4,845,358
Mitsui & Co., Ltd.	56,700	2,732,518
Mitsui Chemicals, Inc.	7,500	214,029
Mitsui Fudosan Co., Ltd.	117,000	1,189,468
Mitsui OSK Lines, Ltd.	15,100	481,326
Mizuho Financial Group, Inc.	105,780	2,039,718
Security Description	Shares or Principal Amount	Value

Japan (continued)
MonotaRO Co., Ltd.	11,000	$ 133,206
MS&AD Insurance Group Holdings, Inc.	56,400	1,011,465
Murata Manufacturing Co., Ltd.	75,600	1,375,617
NEC Corp.	10,800	783,208
Nexon Co., Ltd.	15,000	235,460
NIDEC Corp.	18,300	858,916
Nintendo Co., Ltd.	45,600	2,222,191
Nippon Building Fund, Inc.	67	256,118
Nippon Express Holdings, Inc.	3,200	163,615
Nippon Paint Holdings Co., Ltd.	41,600	266,758
Nippon Prologis REIT, Inc.	100	172,468
Nippon Sanso Holdings Corp.	7,600	225,298
Nippon Steel Corp.	37,500	839,014
Nippon Telegraph & Telephone Corp.	1,310,100	1,415,803
Nippon Yusen KK	20,100	572,935
Nissan Chemical Corp.	5,500	187,583
Nissan Motor Co., Ltd.	105,500	382,695
Nissin Foods Holdings Co., Ltd.	8,800	234,754
Nitori Holdings Co., Ltd.	3,500	467,926
Nitto Denko Corp.	6,300	519,527
Nomura Holdings, Inc.	131,800	751,320
Nomura Real Estate Holdings, Inc.	4,800	134,332
Nomura Real Estate Master Fund, Inc.	176	168,364
Nomura Research Institute, Ltd.	16,900	409,064
NTT Data Group Corp.	27,700	431,715
Obayashi Corp.	28,500	317,342
Obic Co., Ltd.	3,100	399,725
Odakyu Electric Railway Co., Ltd.	13,700	154,027
Olympus Corp.	52,700	733,210
Omron Corp.	7,700	265,076
Ono Pharmaceutical Co., Ltd.	15,900	229,281
Oracle Corp. Japan	1,700	127,855
Oriental Land Co., Ltd.	47,800	1,317,714
ORIX Corp.	51,400	1,052,948
Osaka Gas Co., Ltd.	16,400	363,667
Otsuka Corp.	10,000	198,787
Otsuka Holdings Co., Ltd.	18,300	780,456
Pan Pacific International Holdings Corp.	16,700	395,497
Panasonic Holdings Corp.	96,800	843,256
Rakuten Group, Inc.†	65,700	313,782
Recruit Holdings Co., Ltd.	63,200	2,746,766
Renesas Electronics Corp.	64,379	1,060,777
Resona Holdings, Inc.	93,200	589,534
Ricoh Co., Ltd.	24,100	209,127
Rohm Co., Ltd.	14,500	209,785
SBI Holdings, Inc.	10,900	265,007
SCREEN Holdings Co., Ltd.	3,600	373,523
SCSK Corp.	6,906	125,453
Secom Co., Ltd.	9,200	640,443
Seiko Epson Corp.	12,700	208,722
Sekisui Chemical Co., Ltd.	16,700	242,945
Sekisui House, Ltd.	26,200	600,442
Seven & i Holdings Co., Ltd.	99,100	1,279,520
SG Holdings Co., Ltd.	14,000	163,939
Sharp Corp.†	11,400	59,812
Shimadzu Corp.	10,400	282,930
Shimano, Inc.	3,400	552,510
Shimizu Corp.	22,800	141,487
Shin-Etsu Chemical Co., Ltd.	79,000	3,080,339
Shionogi & Co., Ltd.	10,800	504,784
Shiseido Co., Ltd.	17,500	467,346
Shizuoka Financial Group, Inc.	20,500	190,715
SMC Corp.	2,500	1,314,906

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
SoftBank Corp.	126,100	$ 1,527,590
SoftBank Group Corp.	45,100	2,226,616
Sompo Holdings, Inc.	39,000	767,743
Sony Group Corp.	55,300	4,567,903
Square Enix Holdings Co., Ltd.	3,800	137,485
Subaru Corp.	26,400	588,018
SUMCO Corp.	15,339	229,906
Sumitomo Corp.	45,600	1,195,941
Sumitomo Electric Industries, Ltd.	31,300	482,528
Sumitomo Metal Mining Co., Ltd.	10,800	364,203
Sumitomo Mitsui Financial Group, Inc.	55,700	3,161,909
Sumitomo Mitsui Trust Holdings, Inc.	28,700	603,295
Sumitomo Realty & Development Co., Ltd.	12,500	434,394
Suntory Beverage & Food, Ltd.	6,100	198,270
Suzuki Motor Corp.	68,800	800,399
Sysmex Corp.	22,200	356,609
T&D Holdings, Inc.	21,500	349,778
Taisei Corp.	7,400	270,322
Takeda Pharmaceutical Co., Ltd.	69,400	1,828,584
TDK Corp.	17,000	750,412
Terumo Corp.	59,000	1,006,747
TIS, Inc.	9,615	205,198
Tobu Railway Co., Ltd.	8,300	164,782
Toho Co., Ltd.	4,900	164,312
Tokio Marine Holdings, Inc.	79,000	2,480,629
Tokyo Electric Power Co. Holdings, Inc.†	66,900	416,204
Tokyo Electron, Ltd.	20,700	4,545,435
Tokyo Gas Co., Ltd.	16,200	363,373
Tokyu Corp.	21,900	259,207
Toppan Holdings, Inc.	10,100	239,158
Toray Industries, Inc.	60,800	276,805
TOTO, Ltd.	6,200	168,596
Toyota Industries Corp.	6,400	603,845
Toyota Motor Corp.	465,000	10,650,501
Toyota Tsusho Corp.	9,300	590,431
Trend Micro, Inc.	5,900	290,489
Unicharm Corp.	17,700	526,393
USS Co., Ltd.	18,000	137,504
West Japan Railway Co.	19,200	364,757
Yakult Honsha Co., Ltd.	11,200	219,165
Yamaha Corp.	5,700	120,176
Yamaha Motor Co., Ltd.	39,200	365,212
Yamato Holdings Co., Ltd.	11,700	154,467
Yaskawa Electric Corp.	10,500	431,848
Yokogawa Electric Corp.	10,000	221,424
Zensho Holdings Co., Ltd.	4,200	163,128
ZOZO, Inc.	5,900	126,996
		164,758,993
Jersey — 0.6%
Experian PLC	40,284	1,625,133
Glencore PLC	454,687	2,647,993
WPP PLC	47,125	473,761
		4,746,887
Luxembourg — 0.2%
ArcelorMittal SA	22,434	561,183
Eurofins Scientific SE	5,923	363,437
Tenaris SA	20,704	345,913
		1,270,533
Netherlands — 6.2%
ABN AMRO Bank NV*	20,873	334,534
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
Adyen NV*†	952	$ 1,134,575
AerCap Holdings NV†	8,738	738,274
Airbus SE	25,993	4,271,647
Akzo Nobel NV	7,480	494,609
Argenx SE†	2,595	972,270
ASM International NV	2,059	1,285,453
ASML Holding NV	17,675	15,405,940
ASR Nederland NV	6,949	347,526
BE Semiconductor Industries NV	3,380	444,385
Davide Campari-Milano NV	26,992	270,988
Euronext NV*	3,757	337,750
EXOR NV	4,104	447,130
Ferrari NV	5,527	2,278,975
Ferrovial SE	22,732	816,433
Heineken Holding NV	5,683	456,530
Heineken NV	12,627	1,229,360
IMCD NV	2,499	378,918
ING Groep NV	145,705	2,294,622
JDE Peet's NV	4,274	94,874
Koninklijke Ahold Delhaize NV	41,755	1,266,737
Koninklijke KPN NV	147,109	534,917
Koninklijke Philips NV	34,044	908,839
NN Group NV	11,871	547,294
OCI NV	4,625	124,889
Prosus NV	64,133	2,153,099
QIAGEN NV	9,698	404,367
Randstad NV	4,758	238,794
Stellantis NV	97,142	2,158,512
STMicroelectronics NV	29,966	1,183,240
Universal Music Group NV	35,941	1,055,760
Wolters Kluwer NV	10,896	1,629,167
		46,240,408
New Zealand — 0.2%
Auckland International Airport, Ltd.	58,227	269,520
EBOS Group, Ltd.	6,728	139,543
Fisher & Paykel Healthcare Corp., Ltd.	25,603	428,351
Mercury NZ, Ltd.	30,498	114,599
Meridian Energy, Ltd.	56,706	200,323
Spark New Zealand, Ltd.	79,539	223,573
Xero, Ltd.†	6,315	491,294
		1,867,203
Norway — 0.6%
Adevinta ASA†	15,332	156,521
Aker BP ASA	13,855	336,166
DNB Bank ASA	40,580	707,843
Equinor ASA	39,500	1,052,586
Gjensidige Forsikring ASA	8,769	141,113
Kongsberg Gruppen ASA	3,857	272,595
Mowi ASA	20,405	358,109
Norsk Hydro ASA	58,171	357,887
Orkla ASA	30,735	208,859
Salmar ASA	2,895	182,164
Telenor ASA	27,611	317,549
Yara International ASA	7,259	207,421
		4,298,813
Portugal — 0.2%
EDP - Energias de Portugal SA	137,582	517,821
Galp Energia SGPS SA	20,376	435,679
Jeronimo Martins SGPS SA	12,416	255,475
		1,208,975

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore — 1.2%
CapitaLand Ascendas REIT	163,779	$ 310,901
CapitaLand Integrated Commercial Trust	233,479	333,997
CapitaLand Investment, Ltd.	114,100	221,582
City Developments, Ltd.	21,900	98,409
DBS Group Holdings, Ltd.	87,340	2,233,552
Genting Singapore, Ltd.	265,100	177,667
Jardine Cycle & Carriage, Ltd.	4,300	83,057
Keppel, Ltd.	63,900	320,187
Mapletree Logistics Trust	152,877	150,740
Mapletree Pan Asia Commercial Trust	103,600	95,292
Oversea-Chinese Banking Corp., Ltd.	148,500	1,545,499
Seatrium, Ltd.†	1,944,649	139,179
Sembcorp Industries, Ltd.	39,144	153,912
Singapore Airlines, Ltd.	65,250	311,215
Singapore Exchange, Ltd.	37,600	257,356
Singapore Technologies Engineering, Ltd.	68,500	201,078
Singapore Telecommunications, Ltd.	362,000	627,535
United Overseas Bank, Ltd.	55,400	1,228,218
Wilmar International, Ltd.	84,200	198,135
		8,687,511
Spain — 2.5%
Acciona SA	1,082	125,064
ACS Actividades de Construccion y Servicios SA	9,253	370,299
Aena SME SA*	3,288	600,938
Amadeus IT Group SA	19,752	1,253,248
Banco Bilbao Vizcaya Argentaria SA	255,957	2,761,205
Banco Santander SA	709,574	3,444,409
CaixaBank SA	164,461	866,263
Cellnex Telecom SA*	20,133	663,851
EDP Renovaveis SA	13,469	185,034
Enagas SA	10,912	160,559
Endesa SA	13,926	254,182
Grifols SA†	13,078	119,583
Iberdrola SA	269,060	3,305,604
Industria de Diseno Textil SA	47,826	2,172,185
Redeia Corp. SA	17,792	297,218
Repsol SA	53,206	828,463
Telefonica SA	214,304	961,410
		18,369,515
SupraNational — 0.0%
Unibail-Rodamco-Westfield†	5,182	432,844
Sweden — 2.9%
Alfa Laval AB	12,685	543,273
Assa Abloy AB, Class B	43,945	1,170,234
Atlas Copco AB, Class A	117,767	2,075,424
Atlas Copco AB, Class B	68,435	1,033,292
Beijer Ref AB	16,876	241,156
Boliden AB	11,992	396,979
Epiroc AB, Class A	28,893	532,578
Epiroc AB, Class B	17,098	285,108
EQT AB	16,372	444,184
Essity AB, Class B	26,714	664,890
Evolution AB*	8,035	893,903
Fastighets AB Balder, Class B†	28,585	182,366
Getinge AB, Class B	10,029	212,263
H & M Hennes & Mauritz AB, Class B	28,318	452,234
Hexagon AB, Class B	91,028	959,141
Holmen AB, Class B	3,342	130,541
Husqvarna AB, Class B	15,351	125,112
Industrivarden AB, Class A	5,588	180,004
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Industrivarden AB, Class C	6,597	$ 212,368
Indutrade AB	11,980	277,494
Investment AB Latour, Class B	6,491	157,377
Investor AB, Class B	75,887	1,865,104
L E Lundbergforetagen AB, Class B	3,332	164,857
Lifco AB, Class B	10,220	248,838
Nibe Industrier AB, Class B	66,445	309,822
Saab AB, Series B	3,511	278,919
Sagax AB, Class B	8,943	224,959
Sandvik AB	46,747	938,420
Securitas AB, Class B	21,563	217,021
Skandinaviska Enskilda Banken AB, Class A	69,575	911,813
Skanska AB, Class B	14,917	258,068
SKF AB, Class B	14,943	309,741
Svenska Cellulosa AB SCA, Class B	26,570	390,539
Svenska Handelsbanken AB, Class A	63,950	558,206
Swedbank AB, Class A	37,224	714,005
Swedish Orphan Biovitrum AB†	8,545	221,018
Tele2 AB, Class B	23,513	219,978
Telefonaktiebolaget LM Ericsson, Class B	128,387	654,837
Telia Co. AB	103,439	236,906
Volvo AB, Class A	8,780	231,919
Volvo AB, Class B	66,161	1,692,420
Volvo Car AB†	32,658	102,608
		21,919,919
Switzerland — 9.0%
Avolta AG†	4,349	163,915
ABB, Ltd.	70,137	3,401,151
Adecco Group AG	7,015	244,972
Alcon, Inc.	21,909	1,682,358
Bachem Holding AG	1,480	128,752
Baloise Holding AG	2,008	302,828
Banque Cantonale Vaudoise	1,321	138,130
Barry Callebaut AG	156	251,986
BKW AG	926	137,219
Chocoladefabriken Lindt & Spruengli AG	5	578,563
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	42	484,504
Cie Financiere Richemont SA, Class A	23,570	3,261,674
Clariant AG	9,460	141,110
Coca-Cola HBC AG	9,652	312,135
DSM-Firmenich AG	8,154	912,905
EMS-Chemie Holding AG	308	245,965
Geberit AG	1,466	782,836
Givaudan SA	405	1,731,074
Helvetia Holding AG	1,627	212,098
Holcim AG	22,852	1,915,709
Julius Baer Group, Ltd.	9,032	486,378
Kuehne + Nagel International AG	2,382	631,242
Logitech International SA	7,210	560,468
Lonza Group AG	3,265	1,807,803
Nestle SA	117,063	11,742,506
Novartis AG	89,868	8,680,434
Partners Group Holding AG	995	1,275,816
Roche Holding AG	30,803	7,369,290
Roche Holding AG (BR)	1,403	366,722
Sandoz Group AG	17,952	607,694
Schindler Holding AG	1,029	250,871
Schindler Holding AG (Participation Certificate)	1,785	444,231
SGS SA	6,572	579,002
SIG Group AG	13,408	267,957
Sika AG	6,684	1,897,836

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
Sonova Holding AG	2,222	$ 616,334
Straumann Holding AG	4,894	653,699
Swatch Group AG (TRQX)	2,307	95,708
Swatch Group AG (XEGT)	1,269	265,954
Swiss Life Holding AG	1,294	873,030
Swiss Prime Site AG	3,364	311,236
Swiss Re AG	13,224	1,427,821
Swisscom AG	1,136	622,103
Temenos AG	2,801	174,830
UBS Group AG	144,201	3,772,673
VAT Group AG*	1,184	586,999
Zurich Insurance Group AG	6,417	3,088,420
		66,486,941
United Kingdom — 13.5%
3i Group PLC	42,675	1,521,031
Abrdn PLC	80,705	147,309
Admiral Group PLC	11,415	388,969
Anglo American PLC	55,712	1,817,844
Antofagasta PLC	17,289	475,355
Ashtead Group PLC	19,186	1,386,870
Associated British Foods PLC	14,951	492,784
AstraZeneca PLC	67,965	10,233,071
Auto Trader Group PLC*	39,783	344,509
Aviva PLC	120,109	696,101
BAE Systems PLC	132,964	2,211,431
Barclays PLC	664,433	1,670,742
Barratt Developments PLC	42,730	240,730
Berkeley Group Holdings PLC	4,652	271,986
BP PLC	750,481	4,854,696
British American Tobacco PLC	88,247	2,586,411
BT Group PLC	283,490	363,260
Bunzl PLC	14,820	566,781
Burberry Group PLC	15,720	225,391
Centrica PLC	236,654	376,719
Coca-Cola Europacific Partners PLC	9,012	649,044
Compass Group PLC	74,928	2,082,166
Croda International PLC	5,816	332,529
Diageo PLC	98,010	3,379,726
Endeavour Mining PLC	8,051	169,956
GSK PLC	180,421	3,739,901
Haleon PLC	263,171	1,111,779
Halma PLC	16,645	455,615
Hargreaves Lansdown PLC	15,597	157,734
Hikma Pharmaceuticals PLC	7,270	174,619
HSBC Holdings PLC	839,939	7,271,227
Imperial Brands PLC	36,683	836,453
Informa PLC	60,242	595,157
InterContinental Hotels Group PLC	7,245	705,932
Intertek Group PLC	7,076	434,357
J Sainsbury PLC	72,688	238,551
JD Sports Fashion PLC	113,624	161,861
Kingfisher PLC	82,295	253,386
Land Securities Group PLC	31,025	250,257
Legal & General Group PLC	262,167	769,009
Lloyds Banking Group PLC	2,787,115	1,798,926
London Stock Exchange Group PLC	18,260	2,011,890
M&G PLC	98,658	247,320
Melrose Industries PLC	58,356	457,063
Mondi PLC	19,353	367,778
National Grid PLC	163,086	2,140,946
NatWest Group PLC	250,123	942,046
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
Next PLC	5,312	$ 595,582
Ocado Group PLC†	25,430	111,707
Pearson PLC	27,435	331,619
Persimmon PLC	14,005	226,088
Phoenix Group Holdings PLC	32,933	200,647
Prudential PLC	120,556	1,049,055
Reckitt Benckiser Group PLC	31,296	1,745,787
RELX PLC	82,660	3,397,449
Rentokil Initial PLC	110,598	560,423
Rio Tinto PLC	49,376	3,364,891
Rolls-Royce Holdings PLC†	369,020	1,897,852
Sage Group PLC	44,717	647,827
Schroders PLC	35,340	154,264
Segro PLC	55,738	585,126
Severn Trent PLC	11,802	363,876
Shell PLC	285,099	10,159,960
Smith & Nephew PLC	38,330	468,198
Smiths Group PLC	15,237	306,926
Spirax-Sarco Engineering PLC	3,235	356,567
SSE PLC	47,917	998,003
St. James's Place PLC	24,053	129,915
Standard Chartered PLC	99,319	854,960
Taylor Wimpey PLC	155,011	252,971
Tesco PLC	309,352	1,141,435
Unilever PLC	109,628	5,667,164
United Utilities Group PLC	29,897	390,275
Vodafone Group PLC	1,009,149	852,307
Whitbread PLC	8,175	320,918
Wise PLC, Class A†	26,958	257,825
		99,996,835
Total Long-Term Investment Securities (cost $589,873,082)		714,595,223
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.20%, 07/23/2024(1)	$ 600,000	592,731
5.24%, 05/09/2024(1)	350,000	349,589
5.24%, 08/27/2024(1)	50,000	49,140
Total Short-Term Investments (cost $991,540)		991,460
REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $19,319,650 and collateralized by $19,744,600 of United States Treasury Notes, bearing interest at 4.88% due 04/30/2026 and having an approximate value of $19,705,362 (cost $19,318,792)	19,318,792	19,318,792
TOTAL INVESTMENTS (cost $610,183,414)	99.0%	734,905,475
Other assets less liabilities	1.0	7,202,397
NET ASSETS	100.0%	$742,107,872
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $8,998,368 representing 1.2% of net assets.
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

ADR—American Depositary Receipt
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
TRQX—Turquoise Stock Exchange
XEGT—Equiduct Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
245	Long	MSCI EAFE Index	June 2024	$28,792,954	$27,776,875	$(1,016,079)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Banks	11.1%
Pharmaceuticals	9.2
Insurance	4.9
Oil & Gas	4.3
Auto Manufacturers	4.1
Semiconductors	4.1
Food	3.6
Telecommunications	2.6
Repurchase Agreements	2.6
Mining	2.6
Chemicals	2.5
Electric	2.5
Commercial Services	2.5
Apparel	2.2
Cosmetics/Personal Care	2.2
Aerospace/Defense	2.1
Retail	2.0
Building Materials	2.0
Healthcare-Products	1.9
Machinery-Diversified	1.9
Distribution/Wholesale	1.8
Beverages	1.8
Electronics	1.7
Software	1.6
Machinery-Construction & Mining	1.6
Diversified Financial Services	1.5
Engineering & Construction	1.2
Transportation	1.1
Computers	1.1
Miscellaneous Manufacturing	0.9
Electrical Components & Equipment	0.9
Internet	0.8
Auto Parts & Equipment	0.8
REITS	0.7
Real Estate	0.7
Entertainment	0.7
Home Furnishings	0.7
Biotechnology	0.7
Healthcare-Services	0.7
Agriculture	0.6
Iron/Steel	0.6
Private Equity	0.5
Investment Companies	0.5
Gas	0.5
Toys/Games/Hobbies	0.4
Household Products/Wares	0.4
Food Service	0.4
Media	0.3
Lodging	0.3

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Hand/Machine Tools	0.3%
Metal Fabricate/Hardware	0.3
Advertising	0.3
Forest Products & Paper	0.3
Water	0.3
Home Builders	0.2
Office/Business Equipment	0.2
Energy-Alternate Sources	0.2
Leisure Time	0.2
Short-Term Investments	0.1
Airlines	0.1
Packaging & Containers	0.1
99.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$1,469,419	$2,073,961	$—	$3,543,380
Denmark	21,035	26,616,327	—	26,637,362
Ireland	2,354,962	4,943,187	—	7,298,149
Israel	2,402,317	2,687,683	—	5,090,000
Netherlands	738,274	45,502,134	—	46,240,408
United Kingdom	649,044	99,347,791	—	99,996,835
Other Countries	—	525,789,089	—	525,789,089
Short-Term Investments	—	991,460	—	991,460
Repurchase Agreements	—	19,318,792	—	19,318,792
Total Investments at Value	$7,635,051	$727,270,424	$—	$734,905,475
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,016,079	$—	$—	$1,016,079
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.3%
Aerospace/Defense — 0.7%
Moog, Inc., Class A	12,792	$ 2,034,823
Apparel — 0.6%
On Holding AG, Class A†	51,316	1,629,283
Banks — 1.3%
Pinnacle Financial Partners, Inc.	25,167	1,930,309
Western Alliance Bancorp	32,062	1,822,083
		3,752,392
Biotechnology — 4.7%
Apellis Pharmaceuticals, Inc.†	28,228	1,247,395
Blueprint Medicines Corp.†	16,613	1,517,432
Cytokinetics, Inc.†	27,821	1,705,984
Halozyme Therapeutics, Inc.†	57,641	2,196,122
Intra-Cellular Therapies, Inc.†	34,198	2,455,758
Vericel Corp.†	19,643	901,024
Viking Therapeutics, Inc.†	23,293	1,853,657
Xenon Pharmaceuticals, Inc.†	38,151	1,550,838
		13,428,210
Building Materials — 5.0%
AAON, Inc.	39,179	3,686,352
AZEK Co., Inc.†	60,922	2,780,480
Eagle Materials, Inc.	12,994	3,257,726
Modine Manufacturing Co.†	24,927	2,308,988
Simpson Manufacturing Co., Inc.	12,903	2,243,703
		14,277,249
Chemicals — 1.8%
Element Solutions, Inc.	134,530	3,111,679
Quaker Chemical Corp.	9,951	1,856,160
		4,967,839
Commercial Services — 3.3%
Bright Horizons Family Solutions, Inc.†	21,177	2,196,266
GXO Logistics, Inc.†	51,385	2,551,779
Shift4 Payments, Inc., Class A†	32,245	1,865,696
Stride, Inc.†	40,149	2,679,946
		9,293,687
Computers — 4.5%
ASGN, Inc.†	26,057	2,513,198
CyberArk Software, Ltd.†	11,618	2,779,606
KBR, Inc.	37,391	2,428,171
Parsons Corp.†	36,202	2,842,219
Varonis Systems, Inc.†	52,869	2,313,019
		12,876,213
Cosmetics/Personal Care — 0.9%
e.l.f. Beauty, Inc.†	16,103	2,617,221
Distribution/Wholesale — 0.9%
SiteOne Landscape Supply, Inc.†	16,816	2,638,262
Diversified Financial Services — 2.9%
Jefferies Financial Group, Inc.	57,439	2,473,323
PennyMac Financial Services, Inc.	23,555	2,017,250
TMX Group, Ltd.	136,432	3,612,354
		8,102,927
Electrical Components & Equipment — 1.4%
Littelfuse, Inc.	8,318	1,918,464
Novanta, Inc.†	13,506	2,113,689
		4,032,153
Security Description	Shares or Principal Amount	Value

Electronics — 2.6%
Atkore, Inc.	13,481	$ 2,363,219
Coherent Corp.†	30,859	1,685,827
nVent Electric PLC	47,377	3,414,461
		7,463,507
Engineering & Construction — 3.0%
AECOM	20,585	1,901,230
Comfort Systems USA, Inc.	6,283	1,944,023
Construction Partners, Inc., Class A†	38,761	2,001,618
MYR Group, Inc.†	15,847	2,634,564
		8,481,435
Environmental Control — 1.2%
Clean Harbors, Inc.†	17,982	3,406,690
Food — 3.0%
Grocery Outlet Holding Corp.†	45,401	1,179,064
Performance Food Group Co.†	35,613	2,417,410
Post Holdings, Inc.†	29,724	3,155,203
Simply Good Foods Co.†	47,175	1,719,529
		8,471,206
Healthcare-Products — 11.1%
BioLife Solutions, Inc.†	38,354	672,729
Bio-Techne Corp.	29,656	1,874,556
Glaukos Corp.†	41,665	3,999,840
Inspire Medical Systems, Inc.†	9,709	2,346,277
iRhythm Technologies, Inc.†	23,507	2,575,897
Lantheus Holdings, Inc.†	31,537	2,098,472
Merit Medical Systems, Inc.†	28,726	2,128,597
Natera, Inc.†	59,521	5,528,310
Repligen Corp.†	14,648	2,405,202
Shockwave Medical, Inc.†	9,560	3,156,616
TransMedics Group, Inc.†	27,468	2,585,563
Twist Bioscience Corp.†	65,184	2,035,696
		31,407,755
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	40,897	3,023,924
HealthEquity, Inc.†	27,121	2,140,118
Tenet Healthcare Corp.†	30,614	3,437,646
		8,601,688
Home Builders — 2.3%
Cavco Industries, Inc.†	6,594	2,401,601
Installed Building Products, Inc.	10,902	2,569,929
M/I Homes, Inc.†	12,124	1,409,051
		6,380,581
Home Furnishings — 0.5%
SharkNinja, Inc.	23,931	1,538,285
Insurance — 0.9%
Kinsale Capital Group, Inc.	6,650	2,415,613
Internet — 0.6%
Q2 Holdings, Inc.†	32,591	1,674,852
Iron/Steel — 0.9%
ATI, Inc.†	43,925	2,622,323
Lodging — 0.6%
Wyndham Hotels & Resorts, Inc.	24,075	1,769,753

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 1.5%
BWX Technologies, Inc.	23,886	$ 2,287,562
Terex Corp.	36,256	2,032,149
		4,319,711
Machinery-Diversified — 1.4%
Applied Industrial Technologies, Inc.	6,224	1,140,548
Nordson Corp.	10,600	2,736,814
		3,877,362
Metal Fabricate/Hardware — 0.9%
RBC Bearings, Inc.†	10,198	2,493,921
Miscellaneous Manufacturing — 2.4%
Enpro, Inc.	16,091	2,415,742
Fabrinet†	10,019	1,733,988
Federal Signal Corp.	33,666	2,737,046
		6,886,776
Oil & Gas — 3.2%
Chord Energy Corp.	9,597	1,698,477
Matador Resources Co.	28,150	1,753,745
Permian Resources Corp.	117,073	1,960,973
Range Resources Corp.	42,877	1,539,713
Weatherford International PLC†	17,748	2,194,008
		9,146,916
Oil & Gas Services — 0.9%
TechnipFMC PLC	96,147	2,463,286
Pharmaceuticals — 3.4%
Ascendis Pharma A/S ADR†	15,621	2,162,571
Madrigal Pharmaceuticals, Inc.†	6,157	1,256,151
Option Care Health, Inc.†	64,648	1,932,329
Prestige Consumer Healthcare, Inc.†	38,180	2,739,797
Vaxcyte, Inc.†	25,917	1,569,274
		9,660,122
REITS — 1.3%
EastGroup Properties, Inc.	11,008	1,710,203
Terreno Realty Corp.	36,273	1,971,437
		3,681,640
Retail — 6.9%
Academy Sports & Outdoors, Inc.	38,986	2,272,884
Freshpet, Inc.†	20,230	2,145,796
Murphy USA, Inc.	5,156	2,133,656
Ollie's Bargain Outlet Holdings, Inc.†	25,839	1,889,865
RH†	7,361	1,818,535
Shake Shack, Inc., Class A†	26,291	2,782,902
Security Description	Shares or Principal Amount	Value

Retail (continued)
Texas Roadhouse, Inc.	16,406	$ 2,637,757
Wingstop, Inc.	10,499	4,039,910
		19,721,305
Semiconductors — 7.2%
Allegro MicroSystems, Inc.†	68,798	2,042,613
Lattice Semiconductor Corp.†	21,006	1,441,011
MACOM Technology Solutions Holdings, Inc.†	29,094	2,966,133
Nova, Ltd.†	6,042	1,026,536
Onto Innovation, Inc.†	19,619	3,639,128
Power Integrations, Inc.	25,955	1,731,717
Rambus, Inc.†	37,441	2,052,516
Silicon Laboratories, Inc.†	16,290	1,979,072
Synaptics, Inc.†	20,281	1,824,479
Veeco Instruments, Inc.†	46,564	1,645,572
		20,348,777
Software — 11.1%
Altair Engineering, Inc., Class A†	40,563	3,263,293
BlackLine, Inc.†	32,554	1,889,760
CCC Intelligent Solutions Holdings, Inc.†	239,722	2,689,681
Clearwater Analytics Holdings, Inc., Class A†	94,956	1,498,406
Descartes Systems Group, Inc.†	23,456	2,176,482
DigitalOcean Holdings, Inc.†	62,109	2,040,902
DoubleVerify Holdings, Inc.†	70,040	2,052,172
Freshworks, Inc.†	91,438	1,632,168
Gitlab, Inc., Class A†	46,092	2,418,447
Guidewire Software, Inc.†	31,665	3,495,816
Informatica, Inc., Class A†	73,921	2,289,333
JFrog, Ltd.†	62,132	2,477,824
Procore Technologies, Inc.†	20,454	1,399,463
Verra Mobility Corp.†	90,033	2,122,978
		31,446,725
Telecommunications — 0.5%
Credo Technology Group Holding, Ltd.†	81,478	1,456,012
Transportation — 0.9%
Saia, Inc.†	6,465	2,565,506
TOTAL INVESTMENTS (cost $241,762,939)	99.3%	281,952,006
Other assets less liabilities	0.7	1,976,597
NET ASSETS	100.0%	$283,928,603
†	Non-income producing security
ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$281,952,006	$—	$—	$281,952,006
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Aerospace/Defense — 1.9%
Howmet Aerospace, Inc.	116,679	$ 7,788,323
Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	9,252	7,447,644
Banks — 1.4%
JPMorgan Chase & Co.	29,679	5,690,651
Biotechnology — 3.4%
Argenx SE ADR†	12,225	4,590,487
Illumina, Inc.†	28,177	3,467,180
Vertex Pharmaceuticals, Inc.†	15,702	6,167,903
		14,225,570
Chemicals — 1.8%
Linde PLC	17,005	7,498,525
Commercial Services — 2.4%
CoStar Group, Inc.†	107,189	9,811,009
Computers — 4.6%
Apple, Inc.	112,781	19,209,988
Diversified Financial Services — 5.4%
Mastercard, Inc., Class A	50,230	22,663,776
Electrical Components & Equipment — 1.4%
Eaton Corp. PLC	18,221	5,799,016
Entertainment — 0.6%
Caesars Entertainment, Inc.†	73,823	2,644,340
Healthcare-Products — 2.3%
Danaher Corp.	39,753	9,803,885
Healthcare-Services — 2.1%
UnitedHealth Group, Inc.	17,855	8,636,464
Insurance — 2.4%
Progressive Corp.	48,825	10,167,806
Internet — 23.1%
Alphabet, Inc., Class C†	91,991	15,145,398
Amazon.com, Inc.†	184,070	32,212,250
Booking Holdings, Inc.	3,881	13,397,328
DoorDash, Inc., Class A†	28,283	3,655,861
MercadoLibre, Inc.†	4,904	7,153,465
Meta Platforms, Inc., Class A	53,072	22,829,982
Shopify, Inc., Class A†	30,084	2,111,897
		96,506,181
Machinery-Diversified — 2.0%
Deere & Co.	21,571	8,443,105
Security Description	Shares or Principal Amount	Value

Mining — 1.0%
Freeport-McMoRan, Inc.	79,434	$ 3,966,934
Pharmaceuticals — 6.3%
AbbVie, Inc.	65,534	10,658,450
Eli Lilly & Co.	16,232	12,678,815
Madrigal Pharmaceuticals, Inc.†	14,746	3,008,479
		26,345,744
Private Equity — 1.5%
Blackstone, Inc.	53,371	6,223,592
REITS — 1.3%
American Tower Corp.	31,856	5,465,215
Retail — 0.7%
TJX Cos., Inc.	30,036	2,826,087
Semiconductors — 17.3%
Advanced Micro Devices, Inc.†	30,949	4,901,703
ASML Holding NV	16,190	14,125,289
Marvell Technology, Inc.	89,306	5,886,158
NVIDIA Corp.	40,840	35,286,577
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,759	4,224,441
Texas Instruments, Inc.	43,964	7,756,129
		72,180,297
Software — 15.5%
Microsoft Corp.	116,296	45,277,522
Oracle Corp.	85,889	9,769,874
Workday, Inc., Class A†	38,572	9,439,725
		64,487,121
Total Long-Term Investment Securities (cost $232,241,666)		417,831,273
SHORT-TERM INVESTMENTS — 1.4%
Commercial Paper — 1.4%
Credit Agricole SA
5.27%, 05/01/2024 (cost $6,000,000)	$6,000,000	5,999,118
TOTAL INVESTMENTS (cost $238,241,666)	101.6%	423,830,391
Other assets less liabilities	(1.6)	(6,594,764)
NET ASSETS	100.0%	$417,235,627
†	Non-income producing security
ADR—American Depositary Receipt

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$7,447,644	$—	$7,447,644
Other Industries	410,383,629	—	—	410,383,629
Short-Term Investments	—	5,999,118	—	5,999,118
Total Investments at Value	$410,383,629	$13,446,762	$—	$423,830,391
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 63.1%
Advertising — 0.1%
Dentsu Group, Inc.	400	$ 10,836
Publicis Groupe SA	474	52,388
Trade Desk, Inc., Class A†	3,781	313,256
WPP PLC	2,239	22,509
		398,989
Aerospace/Defense — 1.1%
Airbus SE	1,220	200,493
BAE Systems PLC	6,288	104,581
Dassault Aviation SA	41	8,779
Elbit Systems, Ltd.	52	10,603
General Dynamics Corp.	1,164	334,173
Howmet Aerospace, Inc.	5,591	373,199
Kawasaki Heavy Industries, Ltd.	300	9,266
Leonardo SpA	825	18,998
Melrose Industries PLC	2,595	20,325
MTU Aero Engines AG	109	26,352
Northrop Grumman Corp.	2,163	1,049,120
Rolls-Royce Holdings PLC†	17,527	90,140
RTX Corp.	3,684	374,000
Saab AB, Series B	190	15,094
Safran SA	9,852	2,130,326
Singapore Technologies Engineering, Ltd.	3,200	9,393
Thales SA	192	32,293
		4,807,135
Agriculture — 0.1%
British American Tobacco PLC	4,657	136,491
Imperial Brands PLC	1,833	41,796
Japan Tobacco, Inc.	2,300	61,772
Philip Morris International, Inc.	3,039	288,523
Wilmar International, Ltd.	3,700	8,707
		537,289
Airlines — 0.0%
ANA Holdings, Inc.	300	5,692
Deutsche Lufthansa AG†	1,233	8,814
Japan Airlines Co., Ltd.	300	5,321
Qantas Airways, Ltd.†	1,742	6,610
Singapore Airlines, Ltd.	2,900	13,832
		40,269
Apparel — 1.0%
adidas AG	331	79,864
Asics Corp.	400	17,026
Burberry Group PLC	715	10,252
Carter's, Inc.	2,471	169,041
Columbia Sportswear Co.	1,141	90,858
Hermes International SCA	71	170,692
Kering SA	146	50,385
LPP SA	3	11,560
LVMH Moet Hennessy Louis Vuitton SE	4,521	3,639,299
Puma SE	199	9,245
Ralph Lauren Corp.	691	113,075
		4,361,297
Auto Manufacturers — 0.6%
Bayerische Motoren Werke AG	625	68,180
Bayerische Motoren Werke AG (Preference Shares)	125	12,838
Daimler Truck Holding AG	1,020	46,030
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	227	20,225
Ferrari NV	253	104,321
Honda Motor Co., Ltd.	10,000	113,723
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Isuzu Motors, Ltd.	1,400	$ 17,747
Kia Corp.	3,477	294,104
Mazda Motor Corp.	1,200	13,599
Mercedes-Benz Group AG	1,667	125,954
Mitsubishi Motors Corp.	1,400	4,398
Nissan Motor Co., Ltd.	4,500	16,324
Porsche Automobil Holding SE (Preference Shares)	316	16,159
Stellantis NV	4,261	94,680
Subaru Corp.	1,200	26,728
Suzuki Motor Corp.	4,000	46,535
Tesla, Inc.†	1,644	301,312
Toyota Motor Corp.	24,800	568,027
Volkswagen AG (Preference Shares)	429	52,691
Volvo AB, Class A	392	10,354
Volvo AB, Class B	16,688	426,884
Volvo Car AB†	891	2,799
		2,383,612
Auto Parts & Equipment — 0.2%
Aisin Corp.	300	11,386
Bridgestone Corp.	1,300	57,378
Cie Generale des Etablissements Michelin SCA	11,659	447,982
Continental AG	223	14,473
Denso Corp.	3,600	61,195
Koito Manufacturing Co., Ltd.	500	6,734
NGK Insulators, Ltd.	600	8,161
Niterra Co., Ltd.	400	13,069
Pirelli & C SpA*	631	3,993
Sumitomo Electric Industries, Ltd.	1,700	26,208
Toyota Industries Corp.	400	37,740
		688,319
Banks — 4.4%
ANZ Group Holdings, Ltd.	6,245	113,021
Banca Mediolanum SpA	428	4,641
Banco Bilbao Vizcaya Argentaria SA	11,780	127,080
Banco BPM SpA	2,823	18,577
Banco Santander SA	32,805	159,242
Bank Central Asia Tbk PT	687,000	411,795
Bank Hapoalim BM	2,649	23,914
Bank Leumi Le-Israel BM	3,171	24,755
Bank of America Corp.	58,284	2,157,091
Bank Polska Kasa Opieki SA	433	17,911
Barclays PLC	28,000	70,407
BAWAG Group AG*	170	10,164
BNP Paribas SA	2,189	156,545
CaixaBank SA	8,220	43,297
Chiba Bank, Ltd.	1,500	12,653
Citizens Financial Group, Inc.	7,165	244,398
Commerzbank AG	2,098	31,186
Commonwealth Bank of Australia	3,487	257,291
Computershare, Ltd.	1,177	20,685
Concordia Financial Group, Ltd.	2,400	12,924
Credit Agricole SA	2,547	39,353
Danske Bank A/S	1,393	40,109
DBS Group Holdings, Ltd.	51,080	1,306,272
Deutsche Bank AG	3,823	61,215
DNB Bank ASA	1,806	31,502
Erste Group Bank AG	737	34,329
Fifth Third Bancorp	2,506	91,369
FinecoBank Banca Fineco SpA	1,259	19,290
First Citizens BancShares, Inc., Class A	215	362,653
Fukuoka Financial Group, Inc.	400	10,603

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Hang Seng Bank, Ltd.	1,600	$ 21,164
HDFC Bank, Ltd. ADR	13,166	758,362
HSBC Holdings PLC	39,785	344,413
ING Bank Slaski SA	67	5,250
ING Groep NV	6,844	107,782
Intesa Sanpaolo SpA	33,502	125,708
Israel Discount Bank, Ltd., Class A	2,550	13,100
Japan Post Bank Co., Ltd.	2,900	29,351
KBC Group NV	6,958	516,743
Kyoto Financial Group, Inc.	700	12,432
Lloyds Banking Group PLC	1,171,174	755,927
M&T Bank Corp.	4,952	715,019
Macquarie Group, Ltd.	797	95,659
Mediobanca Banca di Credito Finanziario SpA	1,328	18,885
Mitsubishi UFJ Financial Group, Inc.	67,500	671,860
Mizrahi Tefahot Bank, Ltd.	311	11,356
Mizuho Financial Group, Inc.	5,140	99,113
Morgan Stanley	14,025	1,274,031
National Australia Bank, Ltd.	6,499	141,537
NatWest Group PLC	10,084	37,980
Nordea Bank Abp	6,946	80,847
Northern Trust Corp.	3,266	269,086
Oversea-Chinese Banking Corp., Ltd.	6,700	69,730
PNC Financial Services Group, Inc.	2,433	372,882
Powszechna Kasa Oszczednosci Bank Polski SA	1,768	26,222
Raiffeisen Bank International AG	317	5,842
Regions Financial Corp.	15,855	305,526
Resona Holdings, Inc.	4,700	29,730
Santander Bank Polska SA	69	9,468
Skandinaviska Enskilda Banken AB, Class A	3,369	44,152
Skandinaviska Enskilda Banken AB, Class C	34	450
Societe Generale SA	1,501	40,342
Standard Chartered PLC	4,600	39,598
State Street Corp.	4,975	360,638
Sumitomo Mitsui Financial Group, Inc.	2,800	158,947
Sumitomo Mitsui Trust Holdings, Inc.	1,400	29,429
Svenska Handelsbanken AB, Class A	3,070	26,797
Svenska Handelsbanken AB, Class B	83	895
Swedbank AB, Class A	2,057	39,456
UBS Group AG	40,014	1,046,870
UniCredit SpA	15,678	576,779
United Overseas Bank, Ltd.	2,800	62,076
US Bancorp	15,604	633,990
Wells Fargo & Co.	47,958	2,844,868
Westpac Banking Corp.	7,296	122,093
		18,866,657
Beverages — 1.1%
Anheuser-Busch InBev SA NV	1,896	113,530
Asahi Group Holdings, Ltd.	1,100	37,590
Budweiser Brewing Co. APAC, Ltd.*	3,500	4,931
Carlsberg A/S, Class B	191	25,751
Coca-Cola Co.	24,444	1,509,906
Coca-Cola Europacific Partners PLC	427	30,752
Coca-Cola HBC AG	421	13,615
Constellation Brands, Inc., Class A	1,016	257,515
Davide Campari-Milano NV	1,186	11,907
Diageo PLC	35,604	1,227,750
Endeavour Group, Ltd.	2,799	9,671
Heineken Holding NV	277	22,252
Heineken NV	11,696	1,138,718
JDE Peet's NV	246	5,461
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Keurig Dr Pepper, Inc.	12,602	$ 424,687
Kirin Holdings Co., Ltd.	1,700	24,769
Pernod Ricard SA	415	62,667
Suntory Beverage & Food, Ltd.	400	13,001
Treasury Wine Estates, Ltd.	1,603	12,511
		4,946,984
Biotechnology — 1.1%
Alnylam Pharmaceuticals, Inc.†	773	111,273
Argenx SE†	63	23,604
Argenx SE†	60	22,480
Biogen, Inc.†	905	194,412
CSL, Ltd.	1,066	190,553
Genmab A/S†	136	37,686
Regeneron Pharmaceuticals, Inc.†	3,747	3,337,303
Royalty Pharma PLC, Class A	4,760	131,852
Vertex Pharmaceuticals, Inc.†	1,511	593,536
		4,642,699
Building Materials — 1.0%
AGC, Inc.	400	14,770
Buzzi SpA	171	6,171
Carrier Global Corp.	7,181	441,560
Cie de Saint-Gobain SA	956	75,390
Daikin Industries, Ltd.	3,000	407,156
Fortune Brands Innovations, Inc.	3,574	261,259
Geberit AG	70	37,380
Heidelberg Materials AG	272	27,456
Holcim AG	1,037	86,933
Investment AB Latour, Class B	307	7,443
James Hardie Industries CDI†	902	31,194
Kingspan Group PLC	323	28,665
Martin Marietta Materials, Inc.	545	319,953
Mohawk Industries, Inc.†	2,654	306,059
Nibe Industrier AB, Class B	3,540	16,506
Sika AG	334	94,835
Svenska Cellulosa AB SCA, Class B	1,227	18,035
TOTO, Ltd.	300	8,158
Trane Technologies PLC	3,816	1,210,970
Vulcan Materials Co.	2,656	684,265
		4,084,158
Chemicals — 1.1%
Air Liquide SA	3,185	623,539
Akzo Nobel NV	345	22,813
Asahi Kasei Corp.	2,900	20,224
Axalta Coating Systems, Ltd.†	6,715	211,120
BASF SE	1,859	97,518
Brenntag SE	266	21,248
Covestro AG*†	363	18,188
Croda International PLC	277	15,838
Dow, Inc.	11,212	637,963
DSM-Firmenich AG	476	53,292
EMS-Chemie Holding AG	15	11,979
Evonik Industries AG	414	8,635
Givaudan SA	20	85,485
ICL Group, Ltd.	1,489	6,956
Incitec Pivot, Ltd.	4,004	7,207
Kansai Paint Co., Ltd.	400	5,219
Linde PLC	1,231	543,630
Mitsubishi Chemical Group Corp.	2,900	16,885
Mitsui Chemicals, Inc.	400	11,415
Nippon Paint Holdings Co., Ltd.	2,000	12,825
Nippon Sanso Holdings Corp.	400	11,858

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Nissan Chemical Corp.	300	$ 10,232
Nitto Denko Corp.	300	24,739
Novonesis (Novozymes), Class B	793	44,013
Shin-Etsu Chemical Co., Ltd.	56,800	2,214,725
Solvay SA, Class A	147	4,747
Sumitomo Chemical Co., Ltd.	3,400	7,218
Symrise AG	268	28,820
Toray Industries, Inc.	3,300	15,024
Tosoh Corp.	700	9,649
Umicore SA	386	8,560
Yara International ASA	335	9,572
		4,821,136
Commercial Services — 0.9%
Adyen NV*†	64	76,274
Amadeus IT Group SA	895	56,787
Ashtead Group PLC	910	65,780
Atlas Arteria, Ltd.	2,339	7,852
Block, Inc.†	1,792	130,816
Booz Allen Hamilton Holding Corp.	1,866	275,552
Brambles, Ltd.	2,869	26,946
Bureau Veritas SA	604	17,529
Corpay, Inc.†	1,386	418,766
Dai Nippon Printing Co., Ltd.	500	14,562
Edenred SE	513	24,311
Experian PLC	1,894	76,408
IDP Education, Ltd.	573	6,004
Intertek Group PLC	337	20,687
Moody's Corp.	893	330,705
Nexi SpA*†	1,173	6,837
Persol Holdings Co., Ltd.	3,800	5,263
Quanta Services, Inc.	1,588	410,593
Randstad NV	219	10,991
Recruit Holdings Co., Ltd.	3,200	139,077
RELX PLC	19,525	802,506
RELX PLC (XAMS)	17,030	700,594
Rentokil Initial PLC	5,253	26,618
Secom Co., Ltd.	400	27,845
Securitas AB, Class B	1,088	10,950
SGS SA	309	27,223
Svitzer A/S†	30	1,008
Toppan Holdings, Inc.	800	18,943
Transurban Group	6,367	51,332
Wise PLC, Class A†	1,382	13,217
		3,801,976
Computers — 2.4%
Accenture PLC, Class A	1,840	553,674
Apple, Inc.	52,903	9,010,968
AutoStore Holdings, Ltd.*†	1,848	2,644
Capgemini SE	329	69,122
Crowdstrike Holdings, Inc., Class A†	990	289,615
Fujitsu, Ltd.	4,000	61,483
International Business Machines Corp.	1,138	189,136
NEC Corp.	500	36,260
Nomura Research Institute, Ltd.	900	21,785
NTT Data Group Corp.	1,200	18,702
Obic Co., Ltd.	100	12,894
Otsuka Corp.	400	7,951
SCSK Corp.	400	7,266
Seagate Technology Holdings PLC	3,208	275,599
		10,557,099
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.3%
Beiersdorf AG	209	$ 31,339
e.l.f. Beauty, Inc.†	1,332	216,490
Essity AB, Class A	46	1,141
Essity AB, Class B	1,261	31,385
Haleon PLC	11,423	48,257
Kao Corp.	1,000	41,280
Kenvue, Inc.	8,507	160,102
Kose Corp.	100	5,174
L'Oreal SA	504	235,432
Procter & Gamble Co.	2,513	410,122
Shiseido Co., Ltd.	700	18,694
Unicharm Corp.	800	23,792
Unilever PLC	5,213	269,483
		1,492,691
Distribution/Wholesale — 0.4%
Azelis Group NV	195	4,673
Bunzl PLC	676	25,853
Copart, Inc.†	6,669	362,193
D'ieteren Group	43	9,262
Ferguson PLC	3,222	679,646
ITOCHU Corp.	2,800	125,204
Marubeni Corp.	3,500	62,646
Mitsubishi Corp.	8,400	191,875
Mitsui & Co., Ltd.	3,100	149,397
Pool Corp.	310	112,384
Seven Group Holdings, Ltd.	322	7,860
Sojitz Corp.	460	11,793
Sumitomo Corp.	2,500	65,567
Toyota Tsusho Corp.	500	31,744
		1,840,097
Diversified Financial Services — 3.2%
Abrdn PLC	3,836	7,002
Acom Co., Ltd.	900	2,320
Air Lease Corp.	2,575	129,368
American Express Co.	5,417	1,267,740
Ameriprise Financial, Inc.	1,557	641,157
Amundi SA*	128	8,899
ASX, Ltd.	399	16,335
Capital One Financial Corp.	6,202	889,553
Charles Schwab Corp.	10,048	743,050
CME Group, Inc.	14,613	3,063,469
Daiwa Securities Group, Inc.	2,900	21,233
Deutsche Boerse AG	383	73,938
Hargreaves Lansdown PLC	728	7,362
Hong Kong Exchanges & Clearing, Ltd.	20,200	641,703
Interactive Brokers Group, Inc., Class A	2,241	257,984
Japan Exchange Group, Inc.	10,200	238,438
Julius Baer Group, Ltd.	411	22,133
London Stock Exchange Group PLC	905	99,713
Mastercard, Inc., Class A	12,034	5,429,741
Mitsubishi HC Capital, Inc.	1,900	12,310
Nomura Holdings, Inc.	6,200	35,343
Nordnet AB	308	5,503
ORIX Corp.	2,500	51,213
SBI Holdings, Inc.	400	9,725
Schroders PLC	1,845	8,054
Singapore Exchange, Ltd.	1,700	11,636
St. James's Place PLC	1,131	6,109
Tokyo Century Corp.	400	3,977
		13,705,008

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric — 1.9%
A2A SpA	3,204	$ 6,311
Chubu Electric Power Co., Inc.	1,700	21,863
CLP Holdings, Ltd.	3,500	27,588
Contact Energy, Ltd.	1,623	8,292
Dominion Energy, Inc.	10,712	546,098
E.ON SE	4,610	60,883
Edison International	2,719	193,212
EDP - Energias de Portugal SA	5,916	22,266
EDP Renovaveis SA	517	7,102
Elia Group SA	58	5,594
Endesa SA	652	11,901
Enel SpA	16,162	106,442
Engie SA	26,031	452,051
Entergy Corp.	1,011	107,843
EVN AG	73	2,246
Fortum Oyj	901	11,866
Hera SpA	1,896	6,847
Iberdrola SA	11,718	143,964
Kansai Electric Power Co., Inc.	1,600	23,954
Mercury NZ, Ltd.	1,385	5,204
Meridian Energy, Ltd.	2,538	8,966
National Grid PLC	7,914	103,893
NextEra Energy, Inc.	28,522	1,910,118
Origin Energy, Ltd.	3,552	22,326
Orsted A/S*†	393	21,598
PG&E Corp.	57,013	975,492
Power Assets Holdings, Ltd.	3,000	17,201
Public Service Enterprise Group, Inc.	15,859	1,095,540
Redeia Corp. SA	778	12,997
RWE AG	1,408	48,923
Southern Co.	16,900	1,242,150
SSE PLC	32,011	666,717
Terna - Rete Elettrica Nazionale	2,899	23,098
Tokyo Electric Power Co. Holdings, Inc.†	1,500	9,332
Verbund AG	136	10,389
Xcel Energy, Inc.	3,011	161,781
		8,102,048
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	1,929	336,919
Brother Industries, Ltd.	500	8,846
Eaton Corp. PLC	3,838	1,221,482
Energizer Holdings, Inc.	4,768	136,937
Legrand SA	13,040	1,340,372
Schneider Electric SE	1,117	254,390
		3,298,946
Electronics — 0.8%
ABB, Ltd.	3,380	163,906
Assa Abloy AB, Class B	2,194	58,425
Garmin, Ltd.	1,622	234,330
Halma PLC	783	21,433
Hirose Electric Co., Ltd.	100	10,590
Honeywell International, Inc.	8,154	1,571,520
Hoya Corp.	3,600	418,276
Hubbell, Inc.	605	224,165
Ibiden Co., Ltd.	300	11,487
Jabil, Inc.	937	109,966
Kyocera Corp.	2,800	34,081
Mettler-Toledo International, Inc.†	71	87,309
Minebea Mitsumi, Inc.	800	15,017
Murata Manufacturing Co., Ltd.	3,600	65,506
Security Description	Shares or Principal Amount	Value

Electronics (continued)
NIDEC Corp.	1,100	$ 51,629
Sartorius AG (Preference Shares)	52	15,666
Shimadzu Corp.	600	16,323
TD SYNNEX Corp.	2,296	270,561
TDK Corp.	800	35,313
Yokogawa Electric Corp.	500	11,071
		3,426,574
Energy-Alternate Sources — 0.0%
Corp. ACCIONA Energias Renovables SA	123	2,502
Vestas Wind Systems A/S†	2,089	56,017
		58,519
Engineering & Construction — 0.6%
Acciona SA	50	5,779
Ackermans & van Haaren NV	46	7,899
ACS Actividades de Construccion y Servicios SA	441	17,649
Aena SME SA*	152	27,781
Aeroports de Paris SA	66	8,355
Auckland International Airport, Ltd.	2,820	13,053
Bouygues SA	425	15,658
Cellnex Telecom SA*	1,211	39,931
CK Infrastructure Holdings, Ltd.	1,000	5,663
Eiffage SA	156	16,649
Ferrovial SE	1,019	36,598
Infrastrutture Wireless Italiane SpA*	719	7,709
Japan Airport Terminal Co., Ltd.	200	7,061
Kajima Corp.	1,000	19,078
Keppel, Ltd.	2,700	13,529
Obayashi Corp.	1,400	15,589
Shimizu Corp.	1,300	8,067
Skanska AB, Class B	652	11,280
Strabag SE	27	1,150
Taisei Corp.	400	14,612
Vinci SA	20,072	2,349,219
Worley, Ltd.	758	7,315
		2,649,624
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	1,336	34,226
Entain PLC	1,317	12,811
Evolution AB*	395	43,944
Genting Singapore, Ltd.	11,700	7,841
Liberty Media Corp.-Liberty Live, Class C†	2,820	105,243
Lottery Corp., Ltd.	4,589	14,338
Oriental Land Co., Ltd.	2,300	63,405
Toho Co., Ltd.	300	10,060
Universal Music Group NV	1,952	57,340
		349,208
Environmental Control — 0.0%
Kurita Water Industries, Ltd.	200	7,922
Food — 1.4%
Aeon Co., Ltd.	1,800	37,624
Ajinomoto Co., Inc.	1,100	40,803
Albertsons Cos., Inc., Class A	9,026	184,130
Axfood AB	221	5,723
Barry Callebaut AG	8	12,922
Carrefour SA	1,151	19,388
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	34,607
CK Hutchison Holdings, Ltd.	6,000	29,161
Coles Group, Ltd.	2,759	28,917

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Colruyt Group NV	85	$ 3,949
Danone SA	1,337	83,608
Dino Polska SA*†	99	9,499
J Sainsbury PLC	3,491	11,457
Jeronimo Martins SGPS SA	567	11,667
Kerry Group PLC, Class A	320	27,590
Kesko Oyj, Class A	189	3,315
Kesko Oyj, Class B	557	9,490
Kikkoman Corp.	2,000	23,824
Kobe Bussan Co., Ltd.	200	4,335
Koninklijke Ahold Delhaize NV	1,908	57,884
Kraft Heinz Co.	7,918	305,714
MEIJI Holdings Co., Ltd.	600	13,419
Mondelez International, Inc., Class A	18,239	1,312,114
Mowi ASA	914	16,041
Nestle SA	31,287	3,138,377
Nisshin Seifun Group, Inc.	600	7,810
Nissin Foods Holdings Co., Ltd.	600	16,006
Ocado Group PLC†	1,492	6,554
Orkla ASA	1,540	10,465
Post Holdings, Inc.†	2,832	300,617
Salmar ASA	147	9,250
Seven & i Holdings Co., Ltd.	5,100	65,848
Tesco PLC	14,289	52,723
Toyo Suisan Kaisha, Ltd.	200	12,469
WH Group, Ltd.*	16,184	11,748
Woolworths Group, Ltd.	2,392	49,156
Yakult Honsha Co., Ltd.	600	11,741
		5,979,945
Food Service — 0.0%
Compass Group PLC	3,559	98,901
Sodexo SA	172	14,993
		113,894
Forest Products & Paper — 0.0%
Holmen AB, Class B	168	6,562
Mondi PLC	910	17,293
Oji Holdings Corp.	2,000	7,876
Smurfit Kappa Group PLC	520	22,532
UPM-Kymmene Oyj	1,111	38,863
		93,126
Gas — 0.0%
Centrica PLC	11,220	17,861
Hong Kong & China Gas Co., Ltd.	22,530	17,165
Naturgy Energy Group SA	260	6,583
Osaka Gas Co., Ltd.	900	19,957
Snam SpA	4,424	20,312
Tokyo Gas Co., Ltd.	800	17,944
		99,822
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	300	18,683
Makita Corp.	500	14,424
Schindler Holding AG	43	10,484
Schindler Holding AG (Participation Certificate)	85	21,154
Techtronic Industries Co., Ltd.	3,000	41,706
		106,451
Healthcare-Products — 1.3%
Alcon, Inc.	980	75,253
Align Technology, Inc.†	402	113,517
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Asahi Intecc Co., Ltd.	500	$ 7,348
Boston Scientific Corp.†	6,467	464,783
Carl Zeiss Meditec AG	75	7,930
Cochlear, Ltd.	128	26,714
Coloplast A/S, Class B	276	33,344
ConvaTec Group PLC*	3,355	10,474
Cooper Cos., Inc.	2,645	235,564
Danaher Corp.	2,019	497,926
Demant A/S†	188	8,973
DiaSorin SpA	45	4,538
EssilorLuxottica SA	639	136,654
Exact Sciences Corp.†	3,915	232,355
Fisher & Paykel Healthcare Corp., Ltd.	1,123	18,788
FUJIFILM Holdings Corp.	2,400	51,121
Getinge AB, Class B	448	9,482
Intuitive Surgical, Inc.†	1,077	399,158
Koninklijke Philips NV	1,601	42,740
Lifco AB, Class B	466	11,346
Medtronic PLC	7,061	566,575
Natera, Inc.†	2,894	268,795
Olympus Corp.	2,500	34,782
QIAGEN NV	460	19,180
Sartorius Stedim Biotech	54	11,662
Siemens Healthineers AG*	562	31,247
Smith & Nephew PLC	1,816	22,182
Sonova Holding AG	102	28,293
Straumann Holding AG	232	30,989
Stryker Corp.	3,850	1,295,525
Sysmex Corp.	1,200	19,276
Terumo Corp.	23,000	392,460
Thermo Fisher Scientific, Inc.	691	392,985
Zimmer Biomet Holdings, Inc.	1,716	206,400
		5,708,359
Healthcare-Services — 1.3%
BioMerieux	88	9,360
Eurofins Scientific SE	270	16,567
Fresenius SE & Co. KGaA	856	25,537
HCA Healthcare, Inc.	1,313	406,794
Laboratory Corp. of America Holdings	1,227	247,081
Lonza Group AG	155	85,822
Medibank Private, Ltd.	5,678	13,031
NMC Health PLC†(1)	210	0
Quest Diagnostics, Inc.	722	99,766
Ramsay Health Care, Ltd.	377	12,707
Sonic Healthcare, Ltd.	948	16,380
UnitedHealth Group, Inc.	9,759	4,720,428
Wuxi Biologics Cayman, Inc.*†	7,500	12,935
		5,666,408
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	400	15,291
Home Builders — 0.0%
Barratt Developments PLC	2,009	11,318
Berkeley Group Holdings PLC	219	12,804
Daiwa House Industry Co., Ltd.	1,400	39,273
Haseko Corp.	500	6,029
Iida Group Holdings Co., Ltd.	300	3,841
Open House Group Co., Ltd.	200	6,091
Persimmon PLC	659	10,639
Sekisui Chemical Co., Ltd.	800	11,638

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Home Builders (continued)
Sekisui House, Ltd.	1,400	$ 32,085
Taylor Wimpey PLC	7,282	11,884
		145,602
Home Furnishings — 0.2%
Hoshizaki Corp.	200	6,888
Howden Joinery Group PLC	1,130	12,275
Panasonic Holdings Corp.	4,800	41,815
Sharp Corp.†	500	2,623
Sony Group Corp.	7,700	636,037
		699,638
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	199	14,254
Henkel AG & Co. KGaA (Preference Shares)	345	27,404
Reckitt Benckiser Group PLC	1,491	83,172
		124,830
Housewares — 0.0%
Newell Brands, Inc.	13,750	109,175
Insurance — 2.4%
Admiral Group PLC	502	17,106
Aegon, Ltd.	3,263	20,310
Ageas SA	315	14,464
AIA Group, Ltd.	77,000	564,640
Allianz SE	815	231,464
Arch Capital Group, Ltd.†	1,466	137,130
Assicurazioni Generali SpA	2,073	50,582
Aviva PLC	5,703	33,052
AXA SA	3,671	126,400
Berkshire Hathaway, Inc., Class B†	2,796	1,109,257
Chubb, Ltd.	999	248,391
CNA Financial Corp.	3,788	166,445
Dai-ichi Life Holdings, Inc.	2,000	46,101
Gjensidige Forsikring ASA	389	6,260
Great Eastern Holdings, Ltd.	200	2,673
Hannover Rueck SE	125	30,998
Hiscox, Ltd.	716	10,992
Insurance Australia Group, Ltd.	4,998	20,748
Intact Financial Corp.	2,907	477,803
Japan Post Holdings Co., Ltd.	4,100	39,231
Japan Post Insurance Co., Ltd.	400	7,472
Legal & General Group PLC	12,424	36,443
Loews Corp.	8,654	650,348
M&G PLC	4,673	11,714
MGIC Investment Corp.	11,882	240,967
MS&AD Insurance Group Holdings, Inc.	3,000	53,801
Muenchener Rueckversicherungs-Gesellschaft AG	3,893	1,710,848
NN Group NV	570	26,279
Phoenix Group Holdings PLC	1,544	9,407
Powszechny Zaklad Ubezpieczen SA	1,171	14,738
Progressive Corp.	6,369	1,326,344
Prudential PLC	5,555	48,339
QBE Insurance Group, Ltd.	3,080	35,325
Sampo Oyj, Class A	973	39,380
Sompo Holdings, Inc.	1,800	35,434
Storebrand ASA	893	8,580
Suncorp Group, Ltd.	2,619	28,090
Swiss Life Holding AG	59	39,806
Swiss Re AG	602	64,999
T&D Holdings, Inc.	1,100	17,896
Talanx AG	126	9,512
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Tokio Marine Holdings, Inc.	35,100	$ 1,102,153
Travelers Cos., Inc.	4,980	1,056,557
Tryg A/S	651	12,885
UnipolSai Assicurazioni SpA	942	2,699
Vienna Insurance Group AG Wiener Versicherung Gruppe	79	2,460
W.R. Berkley Corp.	2,256	173,644
Zurich Insurance Group AG	307	147,755
		10,267,922
Internet — 5.7%
Allegro.eu SA*†	1,061	8,860
Alphabet, Inc., Class A†	9,024	1,468,927
Alphabet, Inc., Class C†	10,256	1,688,548
Amazon.com, Inc.†	57,469	10,057,075
Auto Trader Group PLC*	1,878	16,263
Booking Holdings, Inc.	158	545,421
CDW Corp.	591	142,939
Delivery Hero SE*†	377	10,578
DoorDash, Inc., Class A†	2,208	285,406
Expedia Group, Inc.†	2,118	285,146
IAC, Inc.†	5,563	264,576
JD.com, Inc. ADR	12,680	366,325
LY Corp.	5,500	13,341
M3, Inc.	900	9,499
Meta Platforms, Inc., Class A	14,139	6,082,174
MonotaRO Co., Ltd.	500	6,055
Netflix, Inc.†	783	431,151
Palo Alto Networks, Inc.†	1,406	408,991
Prosus NV	3,012	101,120
Rakuten Group, Inc.†	3,000	14,328
Rightmove PLC	1,655	10,619
SEEK, Ltd.	669	10,375
Tencent Holdings, Ltd.	27,400	1,204,664
Trend Micro, Inc.	300	14,771
Uber Technologies, Inc.†	20,433	1,354,095
ZOZO, Inc.	400	8,610
		24,809,857
Investment Companies — 0.1%
Aker ASA, Class A	48	2,673
EXOR NV	205	22,335
Groupe Bruxelles Lambert NV	181	13,419
HAL Trust	72	9,486
Industrivarden AB, Class A	270	8,697
Industrivarden AB, Class C	315	10,140
Investor AB, Class A	1,172	28,639
Investor AB, Class B	4,090	100,522
L E Lundbergforetagen AB, Class B	154	7,619
Sofina SA	29	6,774
Washington H. Soul Pattinson & Co., Ltd.	503	10,570
		220,874
Iron/Steel — 0.0%
ArcelorMittal SA	1,113	27,841
BlueScope Steel, Ltd.	922	13,601
Evraz PLC†(1)	1,200	21
Fortescue, Ltd.	3,302	55,067
JFE Holdings, Inc.	1,300	19,418
Mineral Resources, Ltd.	353	16,306
Nippon Steel Corp.	1,900	42,510
SSAB AB, Class A	489	2,746

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
SSAB AB, Class B	1,247	$ 7,012
voestalpine AG	217	5,783
		190,305
Leisure Time — 0.0%
Shimano, Inc.	200	32,501
Yamaha Corp.	100	2,108
Yamaha Motor Co., Ltd.	1,800	16,770
		51,379
Lodging — 0.6%
City Developments, Ltd.	1,000	4,493
Galaxy Entertainment Group, Ltd.	5,000	22,470
Hilton Worldwide Holdings, Inc.	8,263	1,630,125
InterContinental Hotels Group PLC	4,360	424,826
Marriott International, Inc., Class A	1,476	348,528
Sands China, Ltd.†	5,200	12,319
Whitbread PLC	375	14,721
		2,457,482
Machinery-Construction & Mining — 0.3%
Epiroc AB, Class A	1,219	22,470
Epiroc AB, Class B	804	13,407
Hitachi Construction Machinery Co., Ltd.	300	8,579
Hitachi, Ltd.	6,500	598,530
Komatsu, Ltd.	2,000	59,852
Metso Oyj	1,448	16,446
Mitsubishi Electric Corp.	4,300	75,135
Mitsubishi Heavy Industries, Ltd.	7,000	62,506
Sandvik AB	2,369	47,556
Siemens Energy AG†	1,058	21,788
Vertiv Holdings Co., Class A	2,054	191,022
Weir Group PLC	535	13,606
		1,130,897
Machinery-Diversified — 1.0%
ANDRITZ AG	140	7,629
Atlas Copco AB, Class A	34,176	602,288
Atlas Copco AB, Class B	3,251	49,086
Beijer Ref AB	785	11,218
Daifuku Co., Ltd.	800	16,413
Deere & Co.	4,934	1,931,217
Dover Corp.	1,991	356,986
FANUC Corp.	1,900	55,607
Hexagon AB, Class B	4,405	46,415
Husqvarna AB, Class B	708	5,770
Ingersoll Rand, Inc.	3,775	352,283
Keyence Corp.	1,400	620,139
Kone Oyj, Class B	739	36,011
Kubota Corp.	2,400	38,551
Middleby Corp.†	827	114,928
Omron Corp.	400	13,770
SMC Corp.	100	52,596
Spirax-Sarco Engineering PLC	152	16,754
Wartsila OYJ Abp	998	18,358
Yaskawa Electric Corp.	600	24,677
		4,370,696
Media — 0.2%
Bollore SE	1,601	10,378
Informa PLC	2,655	26,230
Liberty Broadband Corp., Class C†	2,087	103,787
Liberty Media Corp.-Liberty SiriusXM†	9,150	220,149
Security Description	Shares or Principal Amount	Value

Media (continued)
Nexstar Media Group, Inc.	1,014	$ 162,301
Pearson PLC	1,399	16,910
Schibsted ASA, Class A	145	4,148
Schibsted ASA, Class B	194	5,437
Vivendi SE	1,371	13,968
Wolters Kluwer NV	502	75,059
		638,367
Metal Fabricate/Hardware — 0.1%
MISUMI Group, Inc.	600	9,881
Prysmian SpA	562	30,554
SKF AB, Class A	29	599
SKF AB, Class B	741	15,360
Tenaris SA	956	15,972
Timken Co.	1,972	175,942
		248,308
Mining — 0.3%
Anglo American PLC	2,599	84,804
Antofagasta PLC	713	19,604
BHP Group, Ltd. (ASX)	10,545	290,781
BHP Group, Ltd. (LSE)	18,089	501,116
Boliden AB	564	18,671
Fresnillo PLC	398	2,765
Glencore PLC	19,217	111,915
IGO, Ltd.	1,396	7,068
KGHM Polska Miedz SA	281	9,702
Norsk Hydro ASA	2,698	16,599
Northern Star Resources, Ltd.	2,394	22,859
Pilbara Minerals, Ltd.	5,851	15,183
Rio Tinto PLC	2,226	151,698
Rio Tinto, Ltd.	773	64,764
South32, Ltd.	9,337	21,703
Sumitomo Metal Mining Co., Ltd.	600	20,234
		1,359,466
Miscellaneous Manufacturing — 0.2%
Alfa Laval AB	603	25,825
Carlisle Cos., Inc.	834	323,800
Indutrade AB	551	12,763
ITT, Inc.	2,052	265,405
JSR Corp.†	400	10,986
Nikon Corp.	800	8,274
Orica, Ltd.	939	10,972
Siemens AG	1,475	276,689
Smiths Group PLC	716	14,423
Trelleborg AB, Class B	445	15,766
		964,903
Office/Business Equipment — 0.0%
Canon, Inc.	1,900	51,415
Ricoh Co., Ltd.	1,300	11,280
Seiko Epson Corp.	600	9,861
		72,556
Oil & Gas — 3.0%
Aker BP ASA	633	15,359
Ampol, Ltd.	491	11,621
BP PLC	169,542	1,096,730
Chevron Corp.	11,440	1,844,929
ConocoPhillips	13,223	1,661,073
Coterra Energy, Inc.	5,920	161,971
DCC PLC	204	13,949
ENEOS Holdings, Inc.	6,100	28,090

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Eni SpA	4,400	$ 70,640
EOG Resources, Inc.	11,480	1,516,852
Equinor ASA	1,968	52,443
Exxon Mobil Corp.	23,689	2,801,698
Galp Energia SGPS SA	991	21,189
Idemitsu Kosan Co., Ltd.	2,000	13,588
Inpex Corp.	1,800	26,995
Neste Oyj	891	20,288
OMV AG	294	14,008
Orlen SA	1,062	17,321
Phillips 66	2,833	405,714
Repsol SA	2,431	37,853
Santos, Ltd.	6,412	31,768
Shell PLC	76,820	2,737,604
TotalEnergies SE	4,621	335,636
Var Energi ASA	1,225	3,982
Woodside Energy Group, Ltd.	3,954	71,236
		13,012,537
Oil & Gas Services — 0.3%
Baker Hughes Co.	26,094	851,186
TechnipFMC PLC	15,580	399,160
		1,250,346
Packaging & Containers — 0.2%
D.S. Smith PLC	2,755	12,020
Graphic Packaging Holding Co.	7,937	205,171
Huhtamaki Oyj	192	7,363
Packaging Corp. of America	2,003	346,479
Silgan Holdings, Inc.	2,689	125,469
Stora Enso Oyj, Class R	1,217	16,202
Svenska Cellulosa AB SCA, Class A	39	568
Westrock Co.	4,076	195,485
		908,757
Pharmaceuticals — 3.5%
AbbVie, Inc.	16,908	2,749,917
Amplifon SpA	268	8,933
Astellas Pharma, Inc.	3,700	35,528
AstraZeneca PLC	10,325	1,554,572
Bayer AG	1,908	55,664
Bristol-Myers Squibb Co.	15,481	680,235
Cencora, Inc.	1,996	477,144
Chugai Pharmaceutical Co., Ltd.	1,300	41,409
Cigna Group	704	251,356
CVS Health Corp.	2,960	200,422
Daiichi Sankyo Co., Ltd.	4,100	138,979
Eisai Co., Ltd.	600	24,697
Eli Lilly & Co.	1,841	1,438,005
GSK PLC	8,442	174,992
Henry Schein, Inc.†	4,352	301,507
Hikma Pharmaceuticals PLC	328	7,878
Ipsen SA	73	8,879
Johnson & Johnson	10,189	1,473,227
Kyowa Kirin Co., Ltd.	600	10,079
McKesson Corp.	385	206,826
Medipal Holdings Corp.	400	6,258
Merck & Co., Inc.	2,186	282,475
Merck KGaA	270	42,912
Novartis AG	4,253	410,801
Novo Nordisk A/S, Class B	26,849	3,450,512
Ono Pharmaceutical Co., Ltd.	800	11,536
Orion Oyj, Class A	56	2,155
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Orion Oyj, Class B	220	$ 8,400
Otsuka Holdings Co., Ltd.	1,000	42,648
Recordati Industria Chimica e Farmaceutica SpA	200	10,628
Roche Holding AG	1,441	344,744
Roche Holding AG (BR)	61	15,944
Sandoz Group AG	822	27,826
Sanofi SA	2,365	233,181
Shionogi & Co., Ltd.	600	28,044
Takeda Pharmaceutical Co., Ltd.	3,200	84,315
Teva Pharmaceutical Industries, Ltd.†	2,332	32,750
UCB SA	248	32,866
		14,908,244
Pipelines — 0.2%
APA Group	2,645	14,179
Kinder Morgan, Inc.	20,678	377,994
Williams Cos., Inc.	10,455	401,054
		793,227
Private Equity — 0.3%
3i Group PLC	20,051	714,662
Blackstone, Inc.	3,467	404,287
CapitaLand Investment, Ltd.	4,900	9,516
EQT AB	1,400	37,983
Intermediate Capital Group PLC	599	15,572
KKR & Co., Inc.	1,826	169,946
Partners Group Holding AG	45	57,700
		1,409,666
Real Estate — 0.2%
Azrieli Group, Ltd.	75	4,835
Castellum AB†	892	10,720
CBRE Group, Inc., Class A†	1,841	159,965
CK Asset Holdings, Ltd.	4,000	17,073
Daito Trust Construction Co., Ltd.	100	10,717
Deutsche Wohnen SE	101	1,913
ESR Group, Ltd.*	5,200	5,694
Fastighets AB Balder, Class B†	1,346	8,587
Hang Lung Properties, Ltd.	4,000	4,455
Henderson Land Development Co., Ltd.	3,000	9,076
Hulic Co., Ltd.	1,200	11,083
Mitsubishi Estate Co., Ltd.	2,700	49,572
Mitsui Fudosan Co., Ltd.	39,600	402,589
Nomura Real Estate Holdings, Inc.	200	5,597
REA Group, Ltd.	105	12,087
Sagax AB	259	720
Sagax AB, Class B	409	10,288
Sino Land Co., Ltd.	6,000	6,428
Sumitomo Realty & Development Co., Ltd.	1,000	34,752
Sun Hung Kai Properties, Ltd.	4,000	36,959
Swire Pacific, Ltd., Class A	1,000	8,495
Swire Pacific, Ltd., Class B	2,500	3,408
Swire Properties, Ltd.	2,200	4,562
Tokyu Fudosan Holdings Corp.	1,200	8,784
UOL Group, Ltd.	1,100	4,715
Vonovia SE	1,697	49,112
Wharf Holdings, Ltd.	2,000	6,467
Wharf Real Estate Investment Co., Ltd.	3,000	9,322
		897,975
REITS — 1.5%
American Homes 4 Rent, Class A	6,972	249,598
Apple Hospitality REIT, Inc.	9,625	142,065
Brixmor Property Group, Inc.	10,739	237,332

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
CapitaLand Ascendas REIT	7,472	$ 14,184
CapitaLand Integrated Commercial Trust	9,685	13,855
CBL & Associates Properties, Inc.	5,513	119,908
Daiwa House REIT Investment Corp.	5	8,396
Dexus	2,217	10,156
Digital Realty Trust, Inc.	2,679	371,792
EastGroup Properties, Inc.	686	106,577
Federal Realty Investment Trust	2,250	234,382
GLP J-REIT	10	8,131
Goodman Group	3,571	72,211
GPT Group	3,945	10,704
Japan Metropolitan Fund Investment Corp.	14	8,454
Japan Real Estate Investment Corp.	4	13,579
Kimco Realty Corp.	15,372	286,380
Lamar Advertising Co., Class A	2,309	267,498
Land Securities Group PLC	1,428	11,519
Link REIT	5,300	22,843
Mapletree Pan Asia Commercial Trust	5,000	4,599
Mid-America Apartment Communities, Inc.	2,966	385,580
Mirvac Group	8,135	10,767
Nippon Building Fund, Inc.	3	11,468
Nippon Prologis REIT, Inc.	6	10,348
Nomura Real Estate Master Fund, Inc.	8	7,653
Prologis, Inc.	18,989	1,937,827
Public Storage	1,679	435,616
Rayonier, Inc.	4,835	143,406
Regency Centers Corp.	4,739	280,644
Scentre Group	10,700	21,862
Segro PLC	2,613	27,431
Stockland	4,916	14,071
Vicinity, Ltd.	7,470	9,242
Warehouses De Pauw CVA	360	9,528
Welltower, Inc.	3,872	368,924
Weyerhaeuser Co.	12,933	390,189
		6,278,719
Retail — 2.9%
ABC-Mart, Inc.	300	5,983
Alimentation Couche-Tard, Inc.	8,772	486,183
Associated British Foods PLC	688	22,676
AutoZone, Inc.†	567	1,676,279
B&M European Value Retail SA	1,923	12,436
Bath & Body Works, Inc.	4,869	221,150
Best Buy Co., Inc.	1,967	144,850
Cie Financiere Richemont SA, Class A	1,112	153,881
Cosmos Pharmaceutical Corp.	100	9,229
Dick's Sporting Goods, Inc.	1,194	239,922
Domino's Pizza, Inc.	351	185,774
Fast Retailing Co., Ltd.	300	78,404
H & M Hennes & Mauritz AB, Class B	1,237	19,755
Home Depot, Inc.	491	164,102
Industria de Diseno Textil SA	11,690	530,942
Jardine Cycle & Carriage, Ltd.	200	3,863
JD Sports Fashion PLC	5,161	7,352
Kingfisher PLC	3,879	11,943
Lawson, Inc.	100	6,541
Lowe's Cos., Inc.	6,253	1,425,621
MatsukiyoCocokara & Co.	800	11,370
McDonald's Corp.	3,267	892,022
McDonald's Holdings Co. Japan, Ltd.	200	8,794
Moncler SpA	422	28,803
Murphy USA, Inc.	444	183,736
Security Description	Shares or Principal Amount	Value

Retail (continued)
Next PLC	249	$ 27,918
Nitori Holdings Co., Ltd.	200	26,739
O'Reilly Automotive, Inc.†	758	768,051
Pan Pacific International Holdings Corp.	1,200	28,419
Pandora A/S	170	25,876
Reece, Ltd.	714	12,758
Ross Stores, Inc.	6,343	821,736
Swatch Group AG (TRQX)	109	4,522
Swatch Group AG (XEGT)	61	12,784
Texas Roadhouse, Inc.	846	136,020
TJX Cos., Inc.	15,584	1,466,299
USS Co., Ltd.	1,000	7,639
Wal-Mart de Mexico SAB de CV	194,735	725,819
Welcia Holdings Co., Ltd.	200	2,935
Wesfarmers, Ltd.	2,363	101,923
Yum China Holdings, Inc.	8,726	318,586
Yum! Brands, Inc.	11,685	1,650,506
Zensho Holdings Co., Ltd.	200	7,768
		12,677,909
Semiconductors — 6.4%
Advanced Micro Devices, Inc.†	6,071	961,525
Advantest Corp.	1,400	43,034
Analog Devices, Inc.	6,956	1,395,443
ASM International NV	91	56,812
ASML Holding NV	2,638	2,299,342
ASML Holding NV	247	215,500
Broadcom, Inc.	725	942,696
Disco Corp.	200	56,644
Entegris, Inc.	2,465	327,648
Hamamatsu Photonics KK	200	7,326
Infineon Technologies AG	2,715	94,753
Lam Research Corp.	520	465,093
Lasertec Corp.	200	47,215
Marvell Technology, Inc.	4,035	265,947
Micron Technology, Inc.	16,480	1,861,581
NVIDIA Corp.	11,960	10,333,679
NXP Semiconductors NV	4,796	1,228,687
Renesas Electronics Corp.	2,700	44,488
Rohm Co., Ltd.	700	10,127
Samsung Electronics Co., Ltd. GDR*	1,570	2,212,130
STMicroelectronics NV	1,359	53,662
SUMCO Corp.	600	8,993
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	30,382	4,172,664
Texas Instruments, Inc.	2,110	372,246
Tokyo Electron, Ltd.	900	197,628
		27,674,863
Shipbuilding — 0.0%
Kongsberg Gruppen ASA	180	12,722
Software — 5.2%
Cadence Design Systems, Inc.†	711	195,973
Capcom Co., Ltd.	600	9,923
Confluent, Inc., Class A†	6,376	179,293
Dassault Systemes SE	25,193	986,704
Fidelity National Information Services, Inc.	6,624	449,902
Fiserv, Inc.†	4,382	669,000
HubSpot, Inc.†	508	307,274
Intuit, Inc.	1,920	1,201,190
Koei Tecmo Holdings Co., Ltd.	300	2,784
Konami Group Corp.	200	12,058
Microsoft Corp.	37,073	14,433,631
MongoDB, Inc.†	522	190,624

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nexon Co., Ltd.	900	$ 14,128
Oracle Corp.	7,253	825,029
Oracle Corp. Japan	100	7,521
Sage Group PLC	2,126	30,800
Salesforce, Inc.	5,023	1,350,886
SAP SE	2,223	402,495
Sega Sammy Holdings, Inc.	300	3,965
Snowflake, Inc., Class A†	1,265	196,328
Square Enix Holdings Co., Ltd.	200	7,236
Synopsys, Inc.†	467	247,785
Take-Two Interactive Software, Inc.†	1,674	239,064
TIS, Inc.	500	10,671
WiseTech Global, Ltd.	360	21,254
Workday, Inc., Class A†	986	241,304
		22,236,822
Telecommunications — 0.4%
Arista Networks, Inc.†	824	211,405
Bezeq The Israeli Telecommunication Corp., Ltd.	4,158	5,164
BT Group PLC	12,997	16,654
Cisco Systems, Inc.	2,959	139,014
Deutsche Telekom AG	7,196	164,695
Elisa Oyj	296	13,363
Hikari Tsushin, Inc.	100	16,235
HKT Trust & HKT, Ltd.	7,000	7,730
KDDI Corp.	3,200	89,030
Koninklijke KPN NV	6,413	23,319
Nice, Ltd.†	132	29,483
Nippon Telegraph & Telephone Corp.	57,700	62,355
Nokia Oyj	10,726	39,028
Orange SA	3,660	40,700
Singapore Telecommunications, Ltd.	8,500	14,827
Singapore Telecommunications, Ltd.	7,800	13,522
SoftBank Corp.	5,800	70,262
SoftBank Group Corp.	2,000	98,741
Spark New Zealand, Ltd.	3,753	10,549
Swisscom AG	53	29,024
Tele2 AB, Class B	1,095	10,244
Telecom Italia SpA†	20,778	4,922
Telefonaktiebolaget LM Ericsson, Class A	120	618
Telefonaktiebolaget LM Ericsson, Class B	6,325	32,261
Telefonica SA	10,932	49,043
Telekom Austria AG	282	2,420
Telenor ASA	1,299	14,940
Telia Co. AB	4,637	10,620
Telstra Group, Ltd.	8,337	19,803
T-Mobile US, Inc.	1,023	167,946
TPG Telecom, Ltd.	878	2,546
Verizon Communications, Inc.	4,915	194,093
Vodafone Group PLC	45,333	38,287
		1,642,843
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,400	26,281
Nintendo Co., Ltd.	2,200	107,211
		133,492
Transportation — 0.7%
AP Moller-Maersk A/S, Series A	7	9,959
AP Moller-Maersk A/S, Series B	8	11,611
Aurizon Holdings, Ltd.	3,795	9,351
Canadian National Railway Co.	5,117	621,073
Central Japan Railway Co.	1,800	41,220
Security Description	Shares or Principal Amount	Value

Transportation (continued)
CSX Corp.	26,445	$ 878,503
Deutsche Post AG	1,955	81,882
DSV A/S	357	50,817
East Japan Railway Co.	2,100	38,704
FedEx Corp.	1,351	353,665
Getlink SE	651	11,072
Hankyu Hanshin Holdings, Inc.	500	13,103
JB Hunt Transport Services, Inc.	1,262	205,163
Kawasaki Kisen Kaisha, Ltd.	900	12,686
Keio Corp.	200	4,891
Keisei Electric Railway Co., Ltd.	400	14,910
Kintetsu Group Holdings Co., Ltd.	400	10,276
Kuehne + Nagel International AG	103	27,296
Kyushu Railway Co.	300	6,453
Mitsui OSK Lines, Ltd.	800	25,501
MTR Corp., Ltd.	4,000	13,174
Nippon Express Holdings, Inc.	200	10,226
Nippon Yusen KK	900	25,654
Odakyu Electric Railway Co., Ltd.	700	7,870
Poste Italiane SpA*	945	11,996
Saia, Inc.†	322	127,779
SG Holdings Co., Ltd.	900	10,539
Tobu Railway Co., Ltd.	400	7,941
Tokyu Corp.	1,300	15,387
Union Pacific Corp.	1,317	312,340
United Parcel Service, Inc., Class B	740	109,135
West Japan Railway Co.	1,000	18,998
Yamato Holdings Co., Ltd.	600	7,921
		3,107,096
Water — 0.0%
Severn Trent PLC	544	16,773
United Utilities Group PLC	1,406	18,354
Veolia Environnement SA	1,277	39,692
		74,819
Total Common Stocks (cost $235,160,787)		272,533,846
PREFERRED STOCKS — 0.0%
Telecommunications — 0.0%
Telecom Italia SpA (RSP)† (cost $4,523)	12,427	3,067
CORPORATE BONDS & NOTES — 14.4%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027*	$ 150,000	139,038
Lamar Media Corp.
4.88%, 01/15/2029	145,000	137,114
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	92,358
		368,510
Aerospace/Defense — 0.5%
BAE Systems PLC
3.40%, 04/15/2030*	45,000	40,020
Boeing Co.
3.95%, 08/01/2059	555,000	346,858
Howmet Aerospace, Inc.
6.75%, 01/15/2028	90,000	92,919
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	76,650
4.40%, 06/15/2028	265,000	253,902
5.40%, 01/15/2027	390,000	389,308

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Northrop Grumman Corp.
4.40%, 05/01/2030	$ 105,000	$ 99,921
Raytheon Technologies Corp.
2.38%, 03/15/2032	135,000	108,042
RTX Corp.
4.13%, 11/16/2028	985,000	936,017
		2,343,637
Agriculture — 0.3%
Altria Group, Inc.
2.45%, 02/04/2032	325,000	256,577
BAT Capital Corp.
3.22%, 09/06/2026	100,000	94,605
4.39%, 08/15/2037	333,000	273,346
5.83%, 02/20/2031	230,000	229,910
6.00%, 02/20/2034	100,000	99,382
7.08%, 08/02/2043	15,000	15,540
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	137,666
5.25%, 02/13/2034	140,000	135,051
5.38%, 02/15/2033	175,000	171,519
		1,413,596
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	150,000	144,860
Apparel — 0.0%
William Carter Co.
5.63%, 03/15/2027*	75,000	73,002
Auto Manufacturers — 0.2%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,115
5.88%, 06/01/2029*	110,000	107,201
American Honda Finance Corp. FRS
5.94%, (SOFR+0.62%), 06/07/2024	238,000	238,081
Ford Motor Credit Co. LLC
4.13%, 08/17/2027	200,000	187,848
General Motors Co.
5.95%, 04/01/2049	145,000	136,341
General Motors Financial Co., Inc.
5.95%, 04/04/2034	35,000	34,234
		722,820
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	202,050
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	170,000	152,450
		354,500
Banks — 4.5%
ABN AMRO Bank NV
1.54%, 06/16/2027*	400,000	364,109
Bank of America Corp.
1.73%, 07/22/2027	1,195,000	1,096,338
2.55%, 02/04/2028	260,000	239,475
2.59%, 04/29/2031	160,000	134,557
2.65%, 03/11/2032	660,000	544,209
2.69%, 04/22/2032	55,000	45,316
3.97%, 02/07/2030	250,000	232,372
5.20%, 04/25/2029	30,000	29,536
5.29%, 04/25/2034	235,000	226,360
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.82%, 09/15/2029	$ 325,000	$ 326,912
5.87%, 09/15/2034	220,000	220,400
Bank of Montreal
1.85%, 05/01/2025	250,000	240,990
Bank of Nova Scotia
3.45%, 04/11/2025	200,000	195,912
Barclays PLC
5.69%, 03/12/2030	330,000	325,630
BNP Paribas SA
5.50%, 05/20/2030*	200,000	196,641
BPCE SA
1.65%, 10/06/2026*	750,000	703,547
6.71%, 10/19/2029*	995,000	1,023,922
CaixaBank SA
6.84%, 09/13/2034*	335,000	346,216
Canadian Imperial Bank of Commerce
3.30%, 04/07/2025	200,000	195,730
Citigroup, Inc.
0.98%, 05/01/2025	400,000	400,000
2.01%, 01/25/2026	460,000	446,603
3.11%, 04/08/2026	765,000	745,431
3.20%, 10/21/2026	45,000	42,488
3.52%, 10/27/2028	410,000	382,525
4.45%, 09/29/2027	250,000	240,593
5.17%, 02/13/2030	180,000	176,034
Credit Agricole SA
1.25%, 01/26/2027*	250,000	231,189
1.91%, 06/16/2026*	250,000	238,894
Deutsche Bank AG
6.82%, 11/20/2029	150,000	154,165
Goldman Sachs Bank USA FRS
6.10%, (SOFR+0.77%), 03/18/2027	160,000	160,118
Goldman Sachs Group, Inc.
1.09%, 12/09/2026	250,000	231,752
1.54%, 09/10/2027	505,000	457,605
1.95%, 10/21/2027	100,000	91,308
1.99%, 01/27/2032	535,000	422,385
3.10%, 02/24/2033	325,000	270,382
3.62%, 03/15/2028	140,000	132,469
5.85%, 04/25/2035	110,000	110,058
Goldman Sachs Group, Inc. FRS
5.84%, (TSFR1M+0.51%), 09/10/2024	250,000	250,116
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	176,684
2.25%, 11/22/2027	1,145,000	1,047,373
Intesa Sanpaolo SpA
7.20%, 11/28/2033*	200,000	209,006
Lloyds Banking Group PLC
1.63%, 05/11/2027	200,000	183,556
4.45%, 05/08/2025	200,000	197,198
Morgan Stanley
1.59%, 05/04/2027	140,000	129,036
1.93%, 04/28/2032	595,000	466,082
2.48%, 09/16/2036	50,000	38,570
2.70%, 01/22/2031	85,000	72,812
5.12%, 02/01/2029	65,000	63,970
5.17%, 01/16/2030	220,000	215,709
5.42%, 07/21/2034	90,000	87,330
5.45%, 07/20/2029	335,000	332,951
5.83%, 04/19/2035	30,000	29,988
5.94%, 02/07/2039	50,000	48,110
6.25%, 08/09/2026	250,000	253,923

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
NatWest Markets PLC
0.80%, 08/12/2024*	$ 200,000	$ 197,273
PNC Financial Services Group, Inc.
5.68%, 01/22/2035	45,000	44,088
6.88%, 10/20/2034	120,000	127,369
Santander UK Group Holdings PLC
6.53%, 01/10/2029	410,000	417,642
Societe Generale SA
1.49%, 12/14/2026*	200,000	185,685
1.79%, 06/09/2027*	400,000	365,541
2.80%, 01/19/2028*	400,000	366,455
6.07%, 01/19/2035*	200,000	195,387
Standard Chartered PLC
1.82%, 11/23/2025*	250,000	243,732
Truist Financial Corp.
5.71%, 01/24/2035	75,000	72,787
UBS Group AG
5.43%, 02/08/2030*	215,000	211,438
US Bancorp
5.38%, 01/23/2030	110,000	108,469
5.68%, 01/23/2035	65,000	63,499
Wells Fargo & Co.
3.58%, 05/22/2028	250,000	235,337
5.50%, 01/23/2035	245,000	237,990
5.56%, 07/25/2034	480,000	467,876
5.57%, 07/25/2029	150,000	149,521
5.71%, 04/22/2028	290,000	290,202
		19,404,876
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	360,000	335,109
Biotechnology — 0.3%
Amgen, Inc.
5.25%, 03/02/2033	110,000	107,599
Biogen, Inc.
2.25%, 05/01/2030	850,000	701,867
Gilead Sciences, Inc.
3.50%, 02/01/2025	250,000	246,094
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	21,000	16,766
		1,072,326
Building Materials — 0.1%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	235,000	204,694
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	143,701
Griffon Corp.
5.75%, 03/01/2028	75,000	72,230
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	149,030
		569,655
Chemicals — 0.0%
Chemours Co.
5.75%, 11/15/2028*	80,000	73,470
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	90,008
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.38%, 09/01/2025*	$ 26,000	$ 20,662
		184,140
Commercial Services — 0.2%
Block, Inc.
3.50%, 06/01/2031	105,000	88,699
Ford Foundation
2.82%, 06/01/2070	65,000	36,453
Global Payments, Inc.
2.90%, 05/15/2030	300,000	255,683
2.90%, 11/15/2031	65,000	53,389
3.20%, 08/15/2029	70,000	61,762
Herc Holdings, Inc.
5.50%, 07/15/2027*	90,000	87,413
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	190,000	187,610
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	95,853
University of Southern California
2.81%, 10/01/2050	125,000	79,858
3.23%, 10/01/2120	50,000	29,230
		975,950
Computers — 0.1%
Leidos, Inc.
2.30%, 02/15/2031	40,000	32,261
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	138,144
Seagate HDD Cayman
9.63%, 12/01/2032	75,000	84,132
		254,537
Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	125,000	120,620
Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	290,000	267,940
3.00%, 10/29/2028	184,000	164,106
3.50%, 01/15/2025	190,000	186,807
American Express Co.
3.95%, 08/01/2025	102,000	99,938
CDP Financial, Inc.
3.15%, 07/24/2024*	250,000	248,627
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	109,649
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	118,930
		1,195,997
Electric — 1.2%
AES Corp.
1.38%, 01/15/2026	150,000	138,905
Ameren Corp.
3.50%, 01/15/2031	140,000	123,318
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	52,284
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,210
Constellation Energy Generation LLC
5.60%, 03/01/2028	170,000	170,135

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.60%, 06/15/2042	$ 30,000	$ 28,210
5.75%, 03/15/2054	90,000	84,685
6.13%, 01/15/2034	214,000	218,979
6.25%, 10/01/2039	140,000	140,833
6.50%, 10/01/2053	30,000	31,137
DTE Energy Co.
2.53%, 10/01/2024	250,000	246,552
5.85%, 06/01/2034	165,000	164,068
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	308,303
Duke Energy Indiana LLC
5.40%, 04/01/2053	15,000	13,896
Emera US Finance LP
2.64%, 06/15/2031	210,000	168,804
4.75%, 06/15/2046	85,000	66,271
Entergy Louisiana LLC
4.95%, 01/15/2045	120,000	104,723
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	20,332
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	165,386
Fortis, Inc.
3.06%, 10/04/2026	150,000	141,273
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	120,548
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	55,000	44,671
4.30%, 01/15/2026*	35,000	34,054
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	36,065
Niagara Mohawk Power Corp.
3.51%, 10/01/2024*	250,000	247,550
NRG Energy, Inc.
3.63%, 02/15/2031*	65,000	55,027
5.75%, 01/15/2028	35,000	34,449
Ohio Power Co.
2.90%, 10/01/2051	65,000	38,913
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	180,000	177,658
Pacific Gas & Electric Co.
4.00%, 12/01/2046	265,000	187,492
4.60%, 06/15/2043	72,000	57,050
5.55%, 05/15/2029	285,000	281,864
6.95%, 03/15/2034	70,000	73,978
PacifiCorp
4.13%, 01/15/2049	105,000	77,711
5.25%, 06/15/2035	500,000	473,763
PPL Electric Utilities Corp.
3.95%, 06/01/2047	250,000	192,404
Public Service Co. of Oklahoma
2.20%, 08/15/2031	115,000	91,390
Public Service Enterprise Group, Inc.
5.45%, 04/01/2034	110,000	106,977
Southern California Edison Co.
3.60%, 02/01/2045	156,000	111,128
4.13%, 03/01/2048	70,000	53,327
Union Electric Co.
5.25%, 01/15/2054	120,000	109,214
Vista Operations Co. LLC
3.70%, 01/30/2027*	65,000	61,172
Vistra Operations Co. LLC
5.63%, 02/15/2027*	70,000	68,106
Security Description	Shares or Principal Amount	Value

Electric (continued)
6.00%, 04/15/2034*	$ 85,000	$ 82,622
7.75%, 10/15/2031*	75,000	76,919
		5,291,356
Electrical Components & Equipment — 0.1%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	175,000	159,008
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	114,462
		273,470
Electronics — 0.0%
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	71,623
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	73,679
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	130,000	118,895
		192,574
Entertainment — 0.3%
Boyne USA, Inc.
4.75%, 05/15/2029*	80,000	72,795
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	131,946
Warnermedia Holdings, Inc.
3.76%, 03/15/2027	174,000	163,960
4.28%, 03/15/2032	650,000	559,901
5.05%, 03/15/2042	185,000	148,095
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	115,985
		1,192,682
Environmental Control — 0.1%
GFL Environmental, Inc.
3.75%, 08/01/2025*	80,000	77,796
4.00%, 08/01/2028*	90,000	81,575
Madison IAQ LLC
4.13%, 06/30/2028*	160,000	148,424
		307,795
Food — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	167,000	159,566
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	419,000	427,476
Kraft Heinz Foods Co.
4.63%, 10/01/2039	61,000	52,738
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	89,130
Nestle Holdings, Inc.
0.61%, 09/14/2024*	250,000	245,554
Post Holdings, Inc.
5.63%, 01/15/2028*	75,000	72,784
		1,047,248
Gas — 0.1%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	47,853
CenterPoint Energy Resources Corp.
5.40%, 03/01/2033	91,000	89,301

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Gas (continued)
NiSource, Inc.
3.60%, 05/01/2030	$ 250,000	$ 225,123
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	40,000	24,517
		386,794
Healthcare-Products — 0.3%
Baxter International, Inc.
2.54%, 02/01/2032	970,000	777,138
Danaher Corp.
2.80%, 12/10/2051	20,000	12,275
Hologic, Inc.
3.25%, 02/15/2029*	145,000	128,057
Medline Borrower LP
3.88%, 04/01/2029*	165,000	147,812
		1,065,282
Healthcare-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	105,000	101,053
Aetna, Inc.
3.88%, 08/15/2047	120,000	86,148
BayCare Health System, Inc.
3.83%, 11/15/2050	55,000	42,249
BHSH System Obligated Group
3.49%, 07/15/2049	100,000	72,012
Centene Corp.
4.63%, 12/15/2029	124,000	115,471
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	103,303
DaVita, Inc.
3.75%, 02/15/2031*	215,000	176,918
Encompass Health Corp.
4.50%, 02/01/2028	135,000	126,718
4.63%, 04/01/2031	90,000	80,817
HCA, Inc.
2.38%, 07/15/2031	230,000	184,160
3.50%, 09/01/2030	385,000	339,440
5.20%, 06/01/2028	335,000	329,210
5.38%, 02/01/2025	153,000	152,314
5.50%, 06/15/2047	85,000	76,413
Memorial Health Services
3.45%, 11/01/2049	60,000	42,784
MultiCare Health System
2.80%, 08/15/2050	75,000	42,951
Texas Health Resources
3.37%, 11/15/2051	45,000	31,013
Trinity Health Corp.
3.43%, 12/01/2048	25,000	18,639
UnitedHealth Group, Inc.
3.50%, 08/15/2039	300,000	235,640
		2,357,253
Home Furnishings — 0.0%
Tempur Sealy International, Inc.
4.00%, 04/15/2029*	140,000	124,462
Household Products/Wares — 0.1%
ACCO Brands Corp.
4.25%, 03/15/2029*	170,000	147,831
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	138,831
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Spectrum Brands, Inc.
5.00%, 10/01/2029*	$ 110,000	$ 107,173
		393,835
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	140,052
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	142,692
		282,744
Insurance — 0.1%
Fidelity National Financial, Inc.
2.45%, 03/15/2031	250,000	199,427
MassMutual Global Funding II
2.75%, 06/22/2024*	200,000	199,124
		398,551
Internet — 0.1%
Amazon.com, Inc.
3.10%, 05/12/2051	60,000	40,177
4.05%, 08/22/2047	270,000	220,553
		260,730
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	85,000	78,655
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	120,000	109,717
Royal Caribbean Cruises, Ltd.
9.25%, 01/15/2029*	135,000	144,174
		253,891
Lodging — 0.1%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	165,322
Marriott Ownership Resorts, Inc.
4.75%, 01/15/2028	85,000	78,479
MGM Resorts International
5.50%, 04/15/2027	115,000	112,143
		355,944
Machinery-Diversified — 0.0%
Chart Industries, Inc.
7.50%, 01/01/2030*	135,000	138,079
Media — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	203,163
5.13%, 05/01/2027*	150,000	140,576
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	765,000	638,535
2.80%, 04/01/2031	380,000	301,776
3.50%, 06/01/2041	40,000	25,592
4.91%, 07/23/2025	105,000	103,563
5.38%, 05/01/2047	40,000	30,579
Comcast Corp.
1.95%, 01/15/2031	455,000	367,344
2.35%, 01/15/2027	240,000	222,388
2.45%, 08/15/2052	30,000	16,356
2.80%, 01/15/2051	70,000	41,748

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
2.94%, 11/01/2056	$ 290,000	$ 169,233
CSC Holdings LLC
6.50%, 02/01/2029*	200,000	149,164
Discovery Communications LLC
4.00%, 09/15/2055	64,000	40,140
DISH DBS Corp.
5.88%, 11/15/2024	205,000	193,106
7.75%, 07/01/2026	40,000	25,103
iHeartCommunications, Inc.
5.25%, 08/15/2027*	135,000	99,045
6.38%, 05/01/2026	75,000	63,385
News Corp.
3.88%, 05/15/2029*	120,000	108,077
Nexstar Media, Inc.
5.63%, 07/15/2027*	115,000	108,143
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	170,000	125,578
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	250,000	222,855
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	45,740
5.50%, 09/01/2041	80,000	63,682
6.55%, 05/01/2037	250,000	227,249
Univision Communications, Inc.
4.50%, 05/01/2029*	120,000	104,391
		3,836,511
Mining — 0.1%
FMG Resources August 2006 Pty, Ltd.
5.88%, 04/15/2030*	80,000	76,909
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	202,420
5.63%, 04/04/2034*	135,000	130,604
6.38%, 10/06/2030*	42,000	43,110
Kaiser Aluminum Corp.
4.63%, 03/01/2028*	125,000	116,382
		569,425
Miscellaneous Manufactur — 0.0%
Hillenbrand, Inc.
3.75%, 03/01/2031	165,000	140,651
Oil & Gas — 0.3%
Baytex Energy Corp.
8.50%, 04/30/2030*	110,000	114,687
BP Capital Markets America, Inc.
2.72%, 01/12/2032	225,000	188,411
4.99%, 04/10/2034	130,000	125,536
BP Capital Markets PLC
4.38%, 06/22/2025(2)	66,000	64,522
4.88%, 03/22/2030(2)	58,000	54,175
Civitas Resources, Inc.
8.63%, 11/01/2030*	135,000	143,658
ConocoPhillips Co.
5.05%, 09/15/2033	89,000	86,690
5.55%, 03/15/2054	90,000	86,956
Exxon Mobil Corp.
2.61%, 10/15/2030	165,000	142,841
Occidental Petroleum Corp.
6.20%, 03/15/2040	123,000	121,727
Petroleos Mexicanos
6.50%, 03/13/2027	129,000	120,816
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Pioneer Natural Resources Co.
2.15%, 01/15/2031	$ 105,000	$ 86,452
		1,336,471
Packaging & Containers — 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
4.13%, 08/15/2026*	200,000	166,671
LABL, Inc.
6.75%, 07/15/2026*	110,000	108,464
Owens-Brockway Glass Container, Inc.
6.63%, 05/13/2027*	145,000	144,880
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU
4.00%, 10/15/2027*	120,000	111,336
		531,351
Pharmaceuticals — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	277,000	249,867
4.05%, 11/21/2039	470,000	398,201
5.05%, 03/15/2034	20,000	19,504
5.40%, 03/15/2054	40,000	38,727
Bristol-Myers Squibb Co.
3.90%, 03/15/2062	110,000	78,092
5.20%, 02/22/2034	140,000	137,101
5.55%, 02/22/2054	60,000	57,907
5.65%, 02/22/2064	80,000	76,570
CVS Health Corp.
5.05%, 03/25/2048	235,000	200,454
5.25%, 02/21/2033	285,000	275,340
CVS Pass-Through Trust
7.51%, 01/10/2032*	42,250	43,016
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	625,000	606,164
5.34%, 05/19/2063	70,000	64,215
		2,245,158
Pipelines — 0.5%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	150,621
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	225,576
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	45,077
6.04%, 11/15/2033*	380,000	381,209
DT Midstream, Inc.
4.13%, 06/15/2029*	140,000	126,892
Energy Transfer LP
5.15%, 02/01/2043	55,000	47,008
5.30%, 04/01/2044	140,000	122,883
5.63%, 05/01/2027*	225,000	222,786
5.80%, 06/15/2038	65,000	62,268
EnLink Midstream LLC
5.63%, 01/15/2028*	90,000	88,429
6.50%, 09/01/2030*	105,000	106,318
EQM Midstream Partners LP
4.50%, 01/15/2029*	200,000	185,046
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	71,710
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	111,190
NGPL PipeCo LLC
4.88%, 08/15/2027*	250,000	240,988

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Northern Natural Gas Co.
3.40%, 10/16/2051*	$ 70,000	$ 45,631
NuStar Logistics LP
5.63%, 04/28/2027	70,000	68,471
		2,302,103
REITS — 0.3%
American Tower Corp.
2.10%, 06/15/2030	35,000	28,559
DOC DR LLC
4.30%, 03/15/2027	500,000	483,443
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	120,658
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/2027	115,000	109,289
SBA Tower Trust
2.84%, 01/15/2050*	225,000	219,976
UDR, Inc.
2.10%, 06/15/2033	85,000	62,690
Ventas Realty LP
2.65%, 01/15/2025	49,000	47,876
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	65,000	60,302
5.75%, 02/01/2027*	40,000	39,664
		1,172,457
Retail — 0.2%
7-Eleven, Inc.
2.80%, 02/10/2051*	60,000	35,073
Alimentation Couche-Tard, Inc.
5.62%, 02/12/2054*	25,000	23,906
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	165,000	154,781
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	94,368
Beacon Roofing Supply, Inc.
6.50%, 08/01/2030*	95,000	94,836
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	104,586
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	117,838
Staples, Inc.
7.50%, 04/15/2026*	35,000	33,744
		659,132
Semiconductors — 0.3%
Broadcom, Inc.
3.14%, 11/15/2035*	545,000	422,946
3.47%, 04/15/2034*	100,000	82,853
Entegris, Inc.
3.63%, 05/01/2029*	190,000	168,150
Marvell Technology, Inc.
5.95%, 09/15/2033	198,000	199,175
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	425,000	346,946
2.65%, 02/15/2032	150,000	121,331
		1,341,401
Software — 0.1%
Microsoft Corp.
2.50%, 09/15/2050*	97,000	58,241
Oracle Corp.
3.60%, 04/01/2040	115,000	86,169
Security Description	Shares or Principal Amount	Value

Software (continued)
3.60%, 04/01/2050	$ 60,000	$ 40,581
3.95%, 03/25/2051	60,000	42,864
		227,855
Telecommunications — 0.7%
AT&T, Inc.
2.55%, 12/01/2033	178,000	137,394
2.75%, 06/01/2031	300,000	251,054
3.55%, 09/15/2055	268,000	174,789
Cisco Systems, Inc.
4.95%, 02/26/2031	52,000	51,145
CommScope Technologies LLC
5.00%, 03/15/2027*	90,000	30,603
6.00%, 06/15/2025*	39,000	30,810
CommScope, Inc.
6.00%, 03/01/2026*	40,000	35,750
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	234,995
Hughes Satellite Systems Corp.
6.63%, 08/01/2026	155,000	88,958
Lumen Technologies, Inc.
4.13%, 04/15/2029*	91,375	58,573
4.13%, 04/15/2030*	91,375	56,424
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	109,058
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	88,555
Sprint LLC
7.63%, 02/15/2025	50,000	50,372
7.63%, 03/01/2026	70,000	71,828
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
4.74%, 03/20/2025*	62,500	62,131
T-Mobile USA, Inc.
2.05%, 02/15/2028	335,000	296,156
3.38%, 04/15/2029	870,000	789,493
Verizon Communications, Inc.
2.36%, 03/15/2032	715,000	570,472
		3,188,560
Transportation — 0.1%
CSX Corp.
2.50%, 05/15/2051	320,000	183,872
Union Pacific Corp.
3.55%, 08/15/2039	195,000	154,526
		338,398
Trucking & Leasing — 0.0%
SMBC Aviation Capital Finance DAC
5.55%, 04/03/2034*	200,000	191,477
Water — 0.0%
American Water Capital Corp.
5.45%, 03/01/2054	139,000	131,098
Total Corporate Bonds & Notes (cost $67,288,829)		62,219,151
ASSET BACKED SECURITIES — 3.0%
Auto Loan Receivables — 2.2%
American Credit Acceptance Receivables Trust
Series 2021-3, Class D 1.34%, 11/15/2027*	1,014,178	990,837
Series 2022-1, Class C 2.12%, 03/13/2028*	257,737	256,432

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C 0.89%, 10/19/2026	$ 590,000	$ 571,410
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	225,959
Carmax Auto Owner Trust
Series 2021-1, Class C 0.94%, 12/15/2026	450,000	430,180
CarMax Auto Owner Trust
Series 2020-4, Class C 1.30%, 08/17/2026	695,000	674,539
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class A 1.00%, 05/15/2030*	45,115	44,900
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	626,285
Drive Auto Receivables Trust
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	276,880
DT Auto Owner Trust
Series 2021-1A, Class C 0.84%, 10/15/2026*	18,731	18,638
Series 2021-2A, Class C 1.10%, 02/16/2027*	32,372	32,166
Series 2021-3A, Class D 1.31%, 05/17/2027*	600,000	564,649
Series 2020-3A, Class C 1.47%, 06/15/2026*	39,861	39,730
Series 2020-1A, Class D 2.55%, 11/17/2025*	244,191	242,937
Series 2022-3A, Class B 6.74%, 07/17/2028*	220,000	220,725
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	134,000	134,134
Exeter Automobile Receivables Trust
Series 2021-2A, Class C 0.98%, 06/15/2026	28,622	28,501
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	477,149
Ford Credit Auto Owner Trust
Series 2021-1, Class A 1.37%, 10/17/2033*	100,000	92,233
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	467,442
OneMain Direct Auto Receivables Trust
Series 2021-1A, Class A 0.87%, 07/14/2028*	163,857	158,210
Santander Drive Auto Receivables Trust
Series 2021-3, Class C 0.95%, 09/15/2027	22,348	22,305
Series 2021-1, Class D 1.13%, 11/16/2026	58,729	57,587
Series 2020-4, Class D 1.48%, 01/15/2027	376,796	370,860
Series 2020-3, Class D 1.64%, 11/16/2026	181,986	180,000
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Toyota Auto Loan Extended Note Trust
Series 2019-1A, Class A 2.56%, 11/25/2031*	$ 250,000	$ 249,525
Westlake Automobile Receivables Trust
Series 2021-2A, Class C 0.89%, 07/15/2026*	274,593	271,653
Series 2021-1A, Class C 0.95%, 03/16/2026*	110,951	110,727
Series 2021-1A, Class D 1.23%, 04/15/2026*	322,000	315,958
Series 2021-3A, Class C 1.58%, 01/15/2027*	315,000	309,023
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	128,880
Series 2023-3A, Class C 6.02%, 09/15/2028*	600,000	599,600
		9,190,054
Home Equity — 0.0%
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 6.29%, (TSFR1M+0.97%), 11/25/2034	12,924	12,654
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 6.17%, (TSFR1M+0.85%), 08/25/2035	111,730	98,090
		110,744
Other Asset Backed Securities — 0.8%
CCG Receivables Trust
Series 2021-1, Class A2 0.30%, 06/14/2027*	2,433	2,425
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	94,245	85,202
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	23,958	20,931
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	19,410	18,275
Commonbond Student Loan Trust FRS
Series 2018-AGS, Class A2 5.93%, (TSFR1M+0.61%), 02/25/2044*	13,574	13,344
Granite Park Equipment Leasing
Series 2023-1A, Class A3 6.46%, 09/20/2032*	192,000	193,572
GSAMP Trust FRS
Series 2006-FM1, Class A2C 5.75%, (TSFR1M+0.43%), 04/25/2036	136,481	88,463
Hilton Grand Vacations Trust
Series 2024-1B, Class C 6.62%, 09/15/2039*	300,000	301,476
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	195,557	194,018
HPEFS Equipment Trust
Series 2023-2A, Class C 6.48%, 01/21/2031*	357,000	359,622
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	119,348	101,987
NMEF Funding LLC
Series 2023-A, Class A2 6.57%, 06/17/2030*	315,231	316,680

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	$ 315,000	$ 284,945
Progress Residential Trust
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	93,280
Progress Residential Trust VRS
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	108,686
SCF Equipment Leasing LLC
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	437,445
Sierra Timeshare Receivables Funding LLC
Series 2024-1A, Class C 5.94%, 01/20/2043*	94,536	93,686
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 5.79%, (TSFR3M+0.46%), 12/15/2039	48,575	46,868
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	117,339	104,933
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2 1.08%, 01/15/2025*	400,000	395,811
Tricon Residential Trust
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	210,078
		3,471,727
Total Asset Backed Securities (cost $12,747,694)		12,772,525
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.8%
Commercial and Residential — 1.4%
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	31,772	29,169
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	17,579	16,314
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.23%, 08/10/2038*(3)	100,000	91,041
BANK
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	79,006
Braemar Hotels & Resorts Trust FRS
Series 2018-PRME, Class A 6.31%, (TSFR1M+0.99%), 06/15/2035*	3,432	3,428
BX Commercial Mtg. Trust FRS
Series 2021-VINO, Class A 6.09%, (TSFR1M+0.77%), 05/15/2038*	72,095	71,599
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.58%, 11/15/2050(3)	60,000	52,170
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	141,947
Series 2016-CD2, Class C 4.11%, 11/10/2049(3)	130,000	97,601
Series 2018-CD7, Class C 5.00%, 08/15/2051(3)	600,000	528,118
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
CIM Trust FRS
Series 2019-INV1, Class A2 6.44%, (SOFR30A+1.11%), 02/25/2049*	$ 5,076	$ 4,903
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 4.27%, 04/10/2048(3)	117,435	109,501
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	120,242	116,117
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	87,162
Countrywide Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 5.63%, (TSFR1M+0.31%), 07/20/2046	89,135	66,764
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	279,438
CSMC Trust VRS
Series 2015-1, Class B2 3.90%, 01/25/2045*(3)	30,454	28,152
DBGS Mtg. Trust FRS
Series 2018-BIOD, Class A 6.42%, (TSFR1M+1.10%), 05/15/2035*	150,771	150,347
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	81,986	66,038
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	169,569	124,421
ILPT Commercial Mtg. Trust FRS
Series 2022-LPF2, Class A 7.57%, (TSFR1M+2.25%), 10/15/2039*	251,909	251,760
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 4.09%, 07/15/2045(3)	374,961	344,514
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.51%, 12/15/2049(3)	60,000	47,264
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	47,058	41,149
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	25,435	21,959
Series 2017-3, Class B2 3.77%, 08/25/2047*(3)	148,361	130,521
LB-UBS Commercial Mtg. Trust VRS
Series 2006-C6, Class AJ 5.45%, 09/15/2039(3)	114,663	43,721
MAD Mtg. Trust VRS
Series 2017-330M, Class A 3.29%, 08/15/2034*(3)	137,000	128,218
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	79,811	73,719
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class A 6.24%, (TSFR1M+0.92%), 04/15/2038*	83,888	83,363
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	195,000	183,011
Series 2014-C18, Class B 4.56%, 10/15/2047(3)	175,000	171,266

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	$ 125,000	$ 98,172
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.42%, 07/11/2040*(3)	230,000	198,386
Series 2019-L2, Class C 5.14%, 03/15/2052(3)	200,000	167,049
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	117,823
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	114,383
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	65,772	60,948
Series 2015-2A, Class B3 5.36%, 08/25/2055*(3)	44,708	42,708
OBX Trust FRS
Series 2019-EXP1, Class 2A1B 6.10%, (TSFR1M+1.06%), 01/25/2059*	84,757	83,771
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	786,521	632,832
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 7.04%, (TSFR1M+1.74%), 05/15/2039*	300,000	300,090
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	73,344	62,577
Series 2013-2, Class B1 3.64%, 02/25/2043(3)	11,594	10,890
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	289,483
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	55,438
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	8,236	7,074
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.90%, 09/15/2057(3)	165,000	135,299
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	156,239
		6,196,863
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	4,851	148
Series 4207, Class JI 3.00%, 05/15/2028(4)	42,879	1,591
Series 4579, Class BA 3.00%, 01/15/2043	5,493	5,392
Series 4661, Class HA 3.00%, 05/15/2043	9,735	9,591
Series 4121, Class UI 3.50%, 10/15/2042(4)	129,979	15,553
Series 4808, Class DL 4.00%, 11/15/2045	30,000	28,458
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 0.61%, (5.94%-SOFR30A), 02/25/2050(4)(5)	$ 121,444	$ 10,539
Series 3994, Class SH 1.16%, (6.49%-SOFR30A), 06/15/2041(4)(5)	201,740	8,390
Federal National Mtg. Assoc. VRS
Series 2023-M1, Class 1A 3.54%, 04/25/2032(3)	1,176,676	1,067,993
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	59,809	1,873
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	11,675	363
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	94,980	6,489
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	15,151	392
Series 2016-92, Class A 3.00%, 04/25/2042	6,935	6,647
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	160,553	27,455
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	111,080	9,806
Series 2017-66, Class C 3.50%, 08/25/2045	17,881	17,479
Series 2017-46, Class LB 3.50%, 12/25/2052	70,722	67,430
Series 2017-49, Class JA 4.00%, 07/25/2053	52,446	50,960
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	105,356	21,951
Series 2002-16, Class TM 7.00%, 04/25/2032	21,543	21,884
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 0.07%, 06/25/2045(3)(4)	62,800	2,646
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	36,976	2,186
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	722,073	81,644
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	154,737	19,584
Series 2017-51, Class AH 2.60%, 05/16/2059	28,583	23,692
Series 2017-190, Class AD 2.60%, 03/16/2060	18,518	15,369
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	136,783	21,694
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	145,266	23,143
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	203,778	32,115
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	129,217	20,499
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	217,184	34,110
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	23,241	1,213
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 0.67%, (5.99%-TSFR1M), 10/20/2046(4)(5)	78,743	6,110

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-115, Class SW 0.67%, (5.99%-TSFR1M), 09/20/2049(4)(5)	$ 136,031	$ 11,333
Series 2017-176, Class SC 0.77%, (6.09%-TSFR1M), 11/20/2047(4)(5)	92,455	9,127
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.79%, 06/16/2045(3)(4)	413,319	5,344
		1,690,193
Total Collateralized Mortgage Obligations (cost $8,984,574)		7,887,056
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 7.6%
U.S. Government — 6.7%
United States Treasury Bonds
1.88%, 11/15/2051	2,903,500	1,610,081
2.00%, 11/15/2041 to 08/15/2051	6,249,000	4,002,384
2.25%, 05/15/2041 to 02/15/2052	2,565,800	1,601,189
3.88%, 05/15/2043	2,660,000	2,319,707
4.00%, 11/15/2042	1,200,000	1,069,172
United States Treasury Notes
0.88%, 06/30/2026	565,000	517,703
2.38%, 05/15/2029	528,000	472,828
2.75%, 07/31/2027	3,290,000	3,083,861
3.50%, 04/30/2028	3,000,000	2,859,961
3.63%, 03/31/2028	990,000	948,776
3.88%, 08/15/2033	300,000	281,625
4.13%, 01/31/2025 to 06/15/2026(6)	7,473,000	7,388,385
4.50%, 07/15/2026	1,075,000	1,063,704
4.63%, 10/15/2026 to 11/15/2026	1,540,000	1,528,213
		28,747,589
U.S. Government Agency — 0.9%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	638,811
Federal Home Loan Mtg. Corp.
2.00%, 11/01/2035 to 08/01/2050	205,240	167,196
3.00%, 04/01/2035	14,771	13,512
3.50%, 07/01/2042 to 02/01/2044	89,715	80,202
5.00%, 01/01/2034 to 04/01/2035	27,385	26,779
6.00%, 05/01/2031	3,263	3,306
7.50%, 12/01/2030 to 02/01/2031	11,944	11,914
Federal National Mtg. Assoc.
2.00%, 02/01/2032 to 11/01/2035	99,437	87,644
2.50%, 06/01/2027 to 03/01/2035	133,677	123,060
3.00%, 10/01/2036 to 04/01/2043	96,970	84,461
3.50%, 08/01/2031 to 05/01/2058	1,414,445	1,233,544
4.00%, 09/01/2038 to 07/01/2056	862,500	779,244
4.50%, 03/01/2041 to 11/01/2045	125,607	119,361
5.00%, 08/01/2035 to 07/01/2047	233,268	226,862
6.00%, 05/01/2031	1,482	1,500
6.50%, 09/01/2025 to 01/01/2032	4,598	4,705
7.00%, 05/01/2029 to 01/01/2031	4,053	4,138
7.50%, 01/01/2031	3,428	3,430
Government National Mtg. Assoc.
3.00%, 02/15/2043	59,186	51,692
3.50%, 09/15/2042 to 11/20/2047	194,585	176,350
4.00%, 10/20/2044	50,517	46,296
4.50%, 05/15/2039 to 10/20/2040	53,705	51,130
5.50%, 07/20/2033	24,342	24,637
6.00%, 07/20/2033	17,339	17,933
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.50%, 03/20/2027 to 04/20/2027	$ 2,019	$ 2,047
7.50%, 09/15/2030 to 01/15/2032	13,008	13,304
		3,993,058
Total U.S. Government & Agency Obligations (cost $38,884,340)		32,740,647
FOREIGN GOVERNMENT OBLIGATIONS — 0.7%
Sovereign — 0.7%
Arab Republic of Egypt
8.88%, 05/29/2050	200,000	156,904
Dominican Republic
6.00%, 02/22/2033*	396,000	374,220
Government of Bermuda
2.38%, 08/20/2030*	260,000	213,590
4.75%, 02/15/2029*	200,000	190,880
5.00%, 07/15/2032*	305,000	287,615
Kingdom of Morocco
3.00%, 12/15/2032*	200,000	155,750
Kingdom of Saudi Arabia
5.00%, 01/18/2053*	238,000	200,834
Republic of Hungary
5.50%, 03/26/2036*	268,000	249,910
Republic of Paraguay
6.00%, 02/09/2036*	350,000	340,392
State of Israel
5.75%, 03/12/2054	241,000	217,247
United Mexican States
6.00%, 05/07/2036	345,000	332,161
6.34%, 05/04/2053	200,000	186,046
Total Foreign Government Obligations (cost $3,139,648)		2,905,549
MUNICIPAL SECURITIES — 0.1%
California State University Revenue Bonds
2.98%, 11/01/2051	90,000	58,797
New York City Water & Sewer System Revenue Bonds
5.72%, 06/15/2042	225,000	221,854
New York State Thruway Authority Revenue Bonds
2.90%, 01/01/2035	85,000	70,948
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	95,000	61,412
Regents of the University of California Medical Center Revenue Bonds
3.26%, 05/15/2060	95,000	61,197
Rutgers The State University of New Jersey Revenue Bonds
3.92%, 05/01/2119	63,000	42,397
State of Hawaii Airports System Revenue Revenue Bonds
3.14%, 07/01/2047	85,000	58,184
University of Missouri Revenue Bonds
2.75%, 11/01/2050	50,000	31,063
Total Municipal Securities (cost $828,202)		605,852

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 5.7%
JPMorgan Emerging Markets Equity Fund, Class R6	148,924	$ 4,467,707
JPMorgan High Yield Fund	3,199,207	20,250,983
Total Unaffiliated Investment Companies (cost $24,895,799)		24,718,690
Total Long-Term Investment Securities (cost $391,934,396)		416,386,383
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 0.2%
Bank of America Securites, Inc. 5.69%, 07/19/2024	$ 250,000	246,978
Barclays PLC 5.68%, 06/24/2024	300,000	297,539
General Motors Financial Co., Inc. 5.56%, 10/08/2024	250,000	243,631
		788,148
Unaffiliated Investment Companies — 0.9%
JPMorgan Prime Money Market Fund, Class IM 5.41%(7)	3,788,291	3,789,049
U.S. Government — 0.9%
United States Treasury Bills
5.27%, 05/21/2024	4,000,000	3,988,289
Total Short-Term Investments (cost $8,565,862)		8,565,486
TOTAL INVESTMENTS (cost $400,500,258)	98.4%	424,951,869
Other assets less liabilities	1.6	6,955,255
NET ASSETS	100.0%	$431,907,124
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $36,626,522 representing 8.5% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2024.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of April 30, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CDI—Chess Depositary Interest
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
LSE—London Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TRQX—Turquoise Stock Exchange
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
XEGT—Equiduct Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
121	Short	Canadian Dollar	June 2024	$ 8,932,255	$ 8,799,725	$132,530
33	Short	Euro FX	June 2024	4,446,806	4,413,131	33,675
100	Short	Euro-BUND	June 2024	13,987,965	13,882,145	105,820
33	Short	MSCI EAFE Index	June 2024	3,834,052	3,741,375	92,677
8	Short	S&P 500 E-Mini Index	June 2024	2,026,883	2,026,800	83
48	Short	Swiss Franc	June 2024	6,899,669	6,562,800	336,869
2	Short	U.S. Treasury Long Bonds	June 2024	228,121	227,625	496
36	Short	SPI 200 Index	June 2024	4,513,118	4,435,673	77,445
						$779,595
						Unrealized (Depreciation)
134	Long	Australian Dollar	June 2024	$ 8,781,398	$ 8,699,280	$ (82,118)
121	Long	Euro-BTP	June 2024	15,180,805	15,107,067	(73,738)
4	Long	MSCI EAFE Index	June 2024	463,883	453,500	(10,383)
274	Long	U.S. Treasury 10 Year Notes	June 2024	30,195,997	29,437,876	(758,121)
42	Long	U.S. Treasury 2 Year Notes	June 2024	8,594,227	8,511,563	(82,664)
44	Long	U.S. Treasury 5 Year Notes	June 2024	4,642,938	4,608,656	(34,282)
24	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	2,724,548	2,645,250	(79,298)

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
33	Long	U.S. Treasury Ultra Bonds	June 2024	$ 4,125,898	$ 3,945,562	$ (180,336)
74	Long	TOPIX Index	June 2024	12,859,465	12,802,306	(57,159)
235	Short	MSCI Emerging Markets Index	June 2024	12,130,579	12,243,500	(112,921)
						$(1,471,020)
		Net Unrealized Appreciation (Depreciation)				$(691,425)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Barclays Bank PLC	USD	3,571,573	JPY	545,369,824	07/29/2024	$ —	$ (67,286)
BNP Paribas SA	USD	1,598,391	AUD	2,451,154	07/29/2024	—	(6,493)
Goldman Sachs International	HKD	2,941,821	USD	376,781	07/29/2024	—	(241)
HSBC Bank PLC	DKK	3,869,003	USD	557,024	07/29/2024	791	—
	SGD	469,693	USD	346,660	07/29/2024	1,174	—
	USD	3,176,874	CAD	4,340,627	07/29/2024	—	(19,100)
	USD	796,943	SEK	8,610,891	07/29/2024	—	(12,404)
						1,965	(31,504)
Merrill Lynch International	EUR	577,343	USD	616,857	07/29/2024	—	(1,610)
Morgan Stanley & Co. International PLC	GBP	224,440	USD	279,071	07/29/2024	—	(1,516)
Royal Bank of Canada	EUR	653,349	USD	700,991	07/29/2024	1,105	—
Standard Chartered Bank	USD	290,510	JPY	44,809,838	07/29/2024	—	(2,583)
State Street Bank & Trust Co.	CHF	703,344	USD	777,408	07/29/2024	4,675	—
Unrealized Appreciation (Depreciation)						$7,745	$(111,233)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$313,256	$85,733	$—	$398,989
Aerospace/Defense	2,130,492	2,676,643	—	4,807,135
Agriculture	288,523	248,766	—	537,289
Apparel	372,974	3,988,323	—	4,361,297
Auto Manufacturers	301,312	2,082,300	—	2,383,612
Banks	10,389,913	8,476,744	—	18,866,657
Beverages	2,222,860	2,724,124	—	4,946,984
Biotechnology	4,368,376	274,323	—	4,642,699
Building Materials	3,224,066	860,092	—	4,084,158
Chemicals	849,083	3,972,053	—	4,821,136
Commercial Services	1,567,440	2,234,536	—	3,801,976
Computers	10,318,992	238,107	—	10,557,099
Cosmetics/Personal Care	786,714	705,977	—	1,492,691
Distribution/Wholesale	474,577	1,365,520	—	1,840,097

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Diversified Financial Services	$12,422,062	$1,282,946	$—	$13,705,008
Electric	6,232,234	1,869,814	—	8,102,048
Electrical Components & Equipment	1,695,338	1,603,608	—	3,298,946
Electronics	2,497,851	928,723	—	3,426,574
Entertainment	105,243	243,965	—	349,208
Food	2,102,575	3,877,370	—	5,979,945
Healthcare-Products	4,673,583	1,034,776	—	5,708,359
Healthcare-Services	5,474,069	192,339	0	5,666,408
Housewares	109,175	—	—	109,175
Insurance	5,586,886	4,681,036	—	10,267,922
Internet	23,380,774	1,429,083	—	24,809,857
Iron/Steel	—	190,284	21	190,305
Lodging	1,978,653	478,829	—	2,457,482
Machinery-Construction & Mining	191,022	939,875	—	1,130,897
Machinery-Diversified	2,755,414	1,615,282	—	4,370,696
Media	486,237	152,130	—	638,367
Metal Fabricate/Hardware	175,942	72,366	—	248,308
Miscellaneous Manufacturing	589,205	375,698	—	964,903
Oil & Gas	8,392,237	4,620,300	—	13,012,537
Oil & Gas Services	1,250,346	—	—	1,250,346
Packaging & Containers	872,604	36,153	—	908,757
Pharmaceuticals	8,061,114	6,847,130	—	14,908,244
Pipelines	779,048	14,179	—	793,227
Private Equity	574,233	835,433	—	1,409,666
Real Estate	159,965	738,010	—	897,975
REITS	5,957,718	321,001	—	6,278,719
Retail	11,506,656	1,171,253	—	12,677,909
Semiconductors	24,754,839	2,920,024	—	27,674,863
Software	20,727,283	1,509,539	—	22,236,822
Telecommunications	712,458	930,385	—	1,642,843
Transportation	2,607,658	499,438	—	3,107,096
Other Industries	—	6,768,615	—	6,768,615
Preferred Stocks	—	3,067	—	3,067
Corporate Bonds & Notes	—	62,219,151	—	62,219,151
Asset Backed Securities	—	12,772,525	—	12,772,525
Collateralized Mortgage Obligations	—	7,887,056	—	7,887,056
U.S. Government & Agency Obligations	—	32,740,647	—	32,740,647
Foreign Government Obligations	—	2,905,549	—	2,905,549
Municipal Securities	—	605,852	—	605,852
Unaffiliated Investment Companies	24,718,690	—	—	24,718,690
Short-Term Investments:
Unaffiliated Investment Companies	3,789,049	—	—	3,789,049
Other Short-Term Investments	—	4,776,437	—	4,776,437
Total Investments at Value	$222,928,739	$202,023,109	$21	$424,951,869
Other Financial Instruments:†
Futures Contracts	$702,150	$77,445	$—	$779,595
Forward Foreign Currency Contracts	—	7,745	—	7,745
Total Other Financial Instruments	$702,150	$85,190	$—	$787,340
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,413,861	$57,159	$—	$1,471,020
Forward Foreign Currency Contracts	—	111,233	—	111,233
Total Other Financial Instruments	$1,413,861	$168,392	$—	$1,582,253
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 93.2%
Austria — 0.2%
Raiffeisen Bank International AG	26,502	$ 488,400
Bermuda — 0.6%
Credicorp., Ltd.	6,494	1,075,471
Brazil — 5.2%
Banco do Brasil SA	286,954	1,515,287
CCR SA	205,067	486,938
Cury Construtora e Incorporadora SA	157,162	593,224
Itau Unibanco Holding SA (Preference Shares)	208,648	1,260,101
Petroleo Brasileiro SA (Preference Shares)	408,574	3,306,297
Porto Seguro SA	99,622	574,794
Suzano SA	71,331	803,068
Telefonica Brasil SA	65,931	601,081
TIM SA	288,747	979,247
		10,120,037
Cayman Islands — 12.7%
Alibaba Group Holding, Ltd.	520,608	4,887,126
ASMPT, Ltd.	43,100	537,150
JD.com, Inc., Class A	125,000	1,812,405
Meituan, Class B*†	84,470	1,163,481
NetEase, Inc.	103,800	1,942,264
PDD Holdings, Inc. ADR†	18,649	2,334,482
SITC International Holdings Co., Ltd.	357,000	777,655
Tencent Holdings, Ltd.	195,500	8,595,319
Vipshop Holdings, Ltd. ADR	53,956	811,498
Xiaomi Corp.*†	675,800	1,469,168
Xinyi Solar Holdings, Ltd.	568,000	391,434
		24,721,982
Chile — 0.3%
Banco de Chile	5,074,125	562,881
China — 14.5%
Anhui Heli Co., Ltd., Class A	192,500	638,943
Anker Innovations Technology Co., Ltd., Class A	47,000	558,633
China CITIC Bank Corp., Ltd.	1,069,000	628,099
China Merchants Bank Co., Ltd.	409,000	1,784,993
China Merchants Energy Shipping Co., Ltd., Class A	1,086,860	1,279,735
China Pacific Insurance Group Co., Ltd.	550,800	1,204,032
China Petroleum & Chemical Corp.	2,120,000	1,272,347
China Shenhua Energy Co., Ltd.	236,500	986,089
Chongqing Changan Automobile Co., Ltd., Class A	279,700	568,313
CMOC Group, Ltd.	840,000	794,107
Foxconn Industrial Internet Co., Ltd., Class A	188,200	618,184
Fuyao Glass Industry Group Co., Ltd.*	134,000	802,727
GF Securities Co., Ltd.	562,400	562,941
Great Wall Motor Co., Ltd.	467,000	706,388
Gree Electric Appliances, Inc. of Zhuhai, Class A	183,700	1,067,945
Guangdong Dongpeng Holdings Co., Ltd., Class A	417,100	392,722
Haier Smart Home Co., Ltd.	230,600	855,568
Hisense Home Appliances Group Co., Ltd.	178,000	749,290
HLA Corp., Ltd., Class A	510,500	642,408
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	147,500	582,398
Jiangxi Copper Co., Ltd.	333,000	680,895
Jiayou International Logistics Co., Ltd., Class A	168,500	592,880
Lens Technology Co., Ltd., Class A	326,400	644,248
Lingyi iTech Guangdong Co.	572,200	411,215
Midea Group Co., Ltd., Class A	67,500	649,768
PetroChina Co., Ltd.	1,622,000	1,523,624
PICC Property & Casualty Co., Ltd.	740,000	921,549
Ping An Insurance Group Co. of China, Ltd.	330,000	1,504,664
Sailun Group Co, Ltd., Class A	211,000	482,331
Security Description	Shares or Principal Amount	Value

China (continued)
Shenzhen Transsion Holdings Co., Ltd., Class A	30,043	$ 596,792
Sinotrans, Ltd.	1,518,000	731,130
Weichai Power Co., Ltd.	562,000	1,151,140
Yutong Bus Co., Ltd., Class A	172,200	609,890
Zhuzhou CRRC Times Electric Co., Ltd.	284,400	1,015,759
		28,211,747
Colombia — 0.3%
Ecopetrol SA ADR	44,394	515,414
Greece — 1.4%
Hellenic Telecommunications Organization SA	38,386	582,574
Mytilineos SA	18,510	750,975
National Bank of Greece SA†	104,875	843,610
OPAP SA	29,495	489,354
		2,666,513
Hong Kong — 1.2%
BYD Electronic International Co., Ltd.	150,000	504,320
Cathay Pacific Airways, Ltd.	494,000	531,566
Lenovo Group, Ltd.	702,000	795,098
Sinotruk Hong Kong, Ltd.	230,000	573,612
		2,404,596
Hungary — 1.2%
MOL Hungarian Oil & Gas PLC	80,347	658,991
OTP Bank Nyrt	21,072	1,043,496
Richter Gedeon Nyrt	23,107	588,360
		2,290,847
India — 9.9%
HDFC Bank, Ltd. ADR	52,188	3,006,029
ICICI Bank, Ltd. ADR	142,066	3,911,077
Infosys, Ltd. ADR	228,351	3,815,745
Reliance Industries, Ltd. GDR*	77,204	5,458,323
State Bank of India	30,272	2,969,683
		19,160,857
Indonesia — 0.9%
Bank Mandiri Persero Tbk PT	2,964,400	1,251,172
United Tractors Tbk PT	329,400	502,794
		1,753,966
Malaysia — 0.5%
CIMB Group Holdings Bhd	693,100	957,478
Mexico — 2.3%
Banco del Bajio SA*	152,454	563,512
Coca-Cola Femsa SAB de CV ADR	8,667	859,333
Grupo Financiero Banorte SAB de CV, Class O	203,729	2,020,789
Kimberly-Clark de Mexico SAB de CV, Class A	258,769	540,174
Regional SAB de CV	61,059	549,115
		4,532,923
Panama — 0.5%
Copa Holdings SA, Class A	10,297	983,364
Poland — 0.9%
Bank Polska Kasa Opieki SA	19,248	796,202
Powszechny Zaklad Ubezpieczen SA	70,782	890,857
		1,687,059
Russia — 0.0%
Gazprom PJSC ADR†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Sberbank Of Russia PJSC†(1)(2)	426,432	$ 0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 1.6%
Arab National Bank	72,873	597,628
Etihad Etisalat Co.	49,700	689,146
Riyadh Cables Group Co.	18,474	464,845
Saudi National Bank	145,493	1,455,086
		3,206,705
South Africa — 3.2%
Bid Corp., Ltd.	32,425	743,209
Exxaro Resources, Ltd.	51,197	491,915
FirstRand, Ltd.	312,101	1,075,091
Mr. Price Group, Ltd.	63,774	589,374
Sanlam, Ltd.	198,302	716,400
Shoprite Holdings, Ltd.	56,991	761,508
Standard Bank Group, Ltd.	137,761	1,296,135
Truworths International, Ltd.	130,372	520,742
		6,194,374
South Korea — 15.1%
AfreecaTV Co., Ltd.	7,128	576,308
CJ Logistics Corp.	6,738	594,957
Coway Co., Ltd.	12,549	501,624
DB Insurance Co., Ltd.	9,346	656,048
Hana Financial Group, Inc.	23,030	969,355
Hankook Tire & Technology Co., Ltd.	17,333	738,897
HMM Co., Ltd.	48,747	558,428
Hyundai Glovis Co., Ltd.	3,766	491,736
Hyundai Motor Co.	8,795	1,576,800
Industrial Bank of Korea	69,176	695,431
KB Financial Group, Inc.	23,076	1,250,513
Kia Corp.	24,172	2,044,602
KIWOOM Securities Co., Ltd.	6,722	640,215
Korean Air Lines Co., Ltd.	33,979	513,530
Samsung C&T Corp.	8,351	899,749
Samsung Electronics Co., Ltd.	173,915	9,625,865
Samsung Life Insurance Co., Ltd.	10,240	645,391
Samsung SDS Co., Ltd.	6,041	692,978
Samsung Securities Co. Ltd.	20,763	566,456
Shinhan Financial Group Co., Ltd.	28,178	943,076
SK Hynix, Inc.	23,539	2,881,000
S-Oil Corp.	12,923	678,452
SOLUM Co., Ltd.†	24,826	467,554
		29,208,965
Taiwan — 14.2%
Arcadyan Technology Corp.	99,000	522,858
ASE Technology Holding Co., Ltd.	128,000	578,615
CTBC Financial Holding Co., Ltd.	1,497,000	1,563,878
Elan Microelectronics Corp.	121,000	608,291
Kinsus Interconnect Technology Corp.	194,000	564,720
Largan Precision Co., Ltd.	10,468	701,733
MediaTek, Inc.	67,000	2,029,091
Novatek Microelectronics Corp.	63,000	1,191,662
Powertech Technology, Inc.	101,000	534,662
Raydium Semiconductor Corp.	38,000	497,695
Taiwan Semiconductor Manufacturing Co., Ltd.	754,000	18,168,069
United Microelectronics Corp.	363,000	562,786
		27,524,060
Security Description	Shares or Principal Amount	Value

Thailand — 1.8%
Bangchak Corp. PCL	451,300	$ 511,457
Krung Thai Bank PCL	1,816,500	823,454
PTT Exploration & Production PCL	357,100	1,507,991
Thai Oil PCL	397,400	584,412
		3,427,314
Turkey — 2.0%
BIM Birlesik Magazalar AS	62,468	746,218
Ford Otomotiv Sanayi AS	19,349	665,671
Tupras Turkiye Petrol Rafinerileri AS	152,758	922,532
Turk Hava Yollari AO†	76,875	773,832
Yapi ve Kredi Bankasi AS	872,312	871,189
		3,979,442
United Arab Emirates — 2.0%
Abu Dhabi Commercial Bank PJSC	309,317	702,925
Abu Dhabi Islamic Bank PJSC	211,635	642,598
Dubai Islamic Bank PJSC	464,256	702,704
Emaar Properties PJSC	427,579	956,489
Emirates NBD Bank PJSC	173,789	803,419
		3,808,135
United Kingdom — 0.7%
Rio Tinto PLC	18,603	1,267,763
TOTAL INVESTMENTS (cost $171,442,562)	93.2%	180,750,293
Other assets less liabilities	6.8	13,216,559
NET ASSETS	100.0%	$193,966,852
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $9,457,211 representing 4.9% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC ADR
	06/09/2021	374,246	$1,432,145
	07/02/2021	8,678	33,851
	10/01/2021	24,410	121,716
	02/17/2022	23,014	100,173
		430,348	1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC
	10/30/2020	139,017	65,335
	02/10/2021	530,190	371,377

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	07/02/2021	16,466	$13,394
	10/01/2021	46,318	44,362
		731,991	494,468	$0	$0.00	0.0%
Sberbank Of Russia PJSC
	10/14/2020	29,436	78,714
	11/12/2020	225,668	743,300
	07/02/2021	10,140	42,670
	10/01/2021	26,632	123,362
	11/24/2021	110,652	475,845
	02/17/2022	23,904	84,946
		426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR
	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	04/06/2020	2,134	$24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360
		23,993	337,623	$0	$0.00	0.0%
				$0		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
219	Long	IFSC Nifty 50 Index	May 2024	$9,811,050	$9,964,500	$153,450
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Industry Allocation*
Semiconductors	19.2%
Banks	18.7
Internet	10.3
Oil & Gas	8.9
Auto Manufacturers	3.5
Insurance	3.3
Telecommunications	2.9
Computers	2.8
Transportation	2.6
Diversified Financial Services	2.4
Home Furnishings	2.3
Mining	1.8
Auto Parts & Equipment	1.6
Food	1.5
Airlines	1.5
Electronics	1.2
Miscellaneous Manufacturing	1.2
Software	1.0
Retail	0.9
Engineering & Construction	0.8
Coal	0.7
Real Estate	0.5
Beverages	0.4
Forest Products & Paper	0.4
Electric	0.4
Diversified Finan Serv	0.3
Machinery-Diversified	0.3
Pharmaceuticals	0.3
Household Products/Wares	0.3
Entertainment	0.3
Commercial Services	0.3
Electrical Components & Equipment	0.2

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Building Materials	0.2%
Energy-Alternate Sources	0.2
93.2%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,075,471	$—	$—	$1,075,471
Brazil	10,120,037	—	—	10,120,037
Cayman Islands	3,145,980	21,576,002	—	24,721,982
Chile	562,881	—	—	562,881
Colombia	515,414	—	—	515,414
India	19,160,857	—	—	19,160,857
Mexico	4,532,923	—	—	4,532,923
Panama	983,364	—	—	983,364
Russia	—	—	0	0
Thailand	3,427,314	—	—	3,427,314
Other Countries	—	115,650,050	—	115,650,050
Total Investments at Value	$43,524,241	$137,226,052	$0	$180,750,293
Other Financial Instruments:†
Futures Contracts	$153,450	$—	$—	$153,450
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Aerospace/Defense — 4.4%
General Dynamics Corp.	62,584	$ 17,967,241
Northrop Grumman Corp.	22,643	10,982,534
RTX Corp.	130,675	13,266,126
		42,215,901
Agriculture — 1.8%
Philip Morris International, Inc.	178,420	16,939,195
Banks — 10.8%
Bank of America Corp.	555,792	20,569,862
Morgan Stanley	207,973	18,892,267
PNC Financial Services Group, Inc.	93,539	14,335,787
Truist Financial Corp.	183,577	6,893,317
US Bancorp	347,843	14,132,861
Wells Fargo & Co.	485,893	28,823,173
		103,647,267
Beverages — 1.8%
Coca-Cola Co.	150,391	9,289,652
PepsiCo, Inc.	46,596	8,196,702
		17,486,354
Chemicals — 3.3%
Air Products and Chemicals, Inc.	71,573	16,915,563
PPG Industries, Inc.	113,404	14,629,116
		31,544,679
Computers — 1.9%
Accenture PLC, Class A	14,043	4,225,679
Apple, Inc.	12,013	2,046,174
International Business Machines Corp.	26,873	4,466,293
Seagate Technology Holdings PLC	84,013	7,217,557
		17,955,703
Cosmetics/Personal Care — 2.0%
Kenvue, Inc.	259,154	4,877,278
Procter & Gamble Co.	86,508	14,118,106
		18,995,384
Diversified Financial Services — 6.8%
American Express Co.	76,797	17,972,802
Ares Management Corp., Class A	18,668	2,484,524
BlackRock, Inc.	16,449	12,413,073
Capital One Financial Corp.	20,373	2,922,099
Charles Schwab Corp.	262,291	19,396,420
CME Group, Inc.	48,012	10,065,236
		65,254,154
Electric — 4.3%
CMS Energy Corp.	99,274	6,016,997
Dominion Energy, Inc.	189,195	9,645,161
NextEra Energy, Inc.	163,862	10,973,838
Public Service Enterprise Group, Inc.	104,150	7,194,682
Xcel Energy, Inc.	127,905	6,872,336
		40,703,014
Electrical Components & Equipment — 1.5%
Eaton Corp. PLC	46,591	14,828,052
Environmental Control — 0.6%
Republic Services, Inc.	29,529	5,660,709
Food — 2.6%
Hershey Co.	40,127	7,781,428
Security Description	Shares or Principal Amount	Value

Food (continued)
Mondelez International, Inc., Class A	119,311	$ 8,583,233
Sysco Corp.	108,918	8,094,786
		24,459,447
Healthcare-Products — 2.2%
Abbott Laboratories	75,364	7,986,323
Baxter International, Inc.	94,936	3,832,566
Medtronic PLC	119,239	9,567,738
		21,386,627
Healthcare-Services — 1.9%
UnitedHealth Group, Inc.	37,970	18,366,089
Insurance — 5.3%
Arthur J Gallagher & Co.	29,395	6,898,712
Chubb, Ltd.	42,505	10,568,443
Hartford Financial Services Group, Inc.	67,794	6,568,561
Marsh & McLennan Cos., Inc.	20,884	4,164,896
MetLife, Inc.	134,936	9,591,251
Progressive Corp.	32,289	6,724,184
Travelers Cos., Inc.	29,498	6,258,296
		50,774,343
Machinery-Diversified — 3.3%
Deere & Co.	36,756	14,386,666
Dover Corp.	94,849	17,006,426
		31,393,092
Media — 1.8%
Comcast Corp., Class A	441,497	16,825,451
Miscellaneous Manufacturing — 1.2%
Parker-Hannifin Corp.	20,888	11,382,080
Oil & Gas — 9.0%
Chevron Corp.	141,383	22,800,836
ConocoPhillips	221,161	27,782,245
EOG Resources, Inc.	125,268	16,551,661
Exxon Mobil Corp.	163,742	19,365,766
		86,500,508
Pharmaceuticals — 10.3%
AbbVie, Inc.	106,429	17,309,612
Becton Dickinson & Co.	31,603	7,414,064
Bristol-Myers Squibb Co.	336,344	14,778,955
Cencora, Inc.	35,133	8,398,544
Cigna Group	35,396	12,637,788
CVS Health Corp.	92,619	6,271,232
Eli Lilly & Co.	6,968	5,442,705
Johnson & Johnson	99,349	14,364,872
Merck & Co., Inc.	59,115	7,638,840
Pfizer, Inc.	174,472	4,469,973
		98,726,585
Private Equity — 0.3%
Blackstone, Inc.	26,891	3,135,759
REITS — 1.7%
Alexandria Real Estate Equities, Inc.	20,790	2,408,937
AvalonBay Communities, Inc.	21,907	4,152,910
Prologis, Inc.	59,136	6,034,829
Ventas, Inc.	78,883	3,492,939
		16,089,615
Retail — 7.2%
Best Buy Co., Inc.	40,385	2,973,951

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Home Depot, Inc.	31,423	$ 10,502,195
Lowe's Cos., Inc.	50,104	11,423,211
McDonald's Corp.	44,861	12,248,848
Starbucks Corp.	56,955	5,039,948
TJX Cos., Inc.	133,387	12,550,383
Walmart, Inc.	231,278	13,726,349
		68,464,885
Semiconductors — 5.5%
Analog Devices, Inc.	92,600	18,576,486
Lam Research Corp.	3,371	3,015,056
Microchip Technology, Inc.	60,679	5,581,254
NXP Semiconductors NV	42,990	11,013,608
Texas Instruments, Inc.	81,123	14,311,720
		52,498,124
Software — 1.6%
Microsoft Corp.	38,376	14,940,928
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Corning, Inc.	198,360	$ 6,621,257
Verizon Communications, Inc.	148,957	5,882,312
		12,503,569
Transportation — 4.6%
Norfolk Southern Corp.	71,452	16,456,824
Union Pacific Corp.	45,198	10,719,158
United Parcel Service, Inc., Class B	117,627	17,347,630
		44,523,612
TOTAL INVESTMENTS (cost $721,141,661)	99.0%	947,201,126
Other assets less liabilities	1.0	9,500,616
NET ASSETS	100.0%	$956,701,742

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$947,201,126	$—	$—	$947,201,126
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.9%
Australia — 0.2%
JB Hi-Fi, Ltd.	16,886	$ 660,378
Austria — 0.5%
BAWAG Group AG*	11,245	672,301
Erste Group Bank AG	19,188	893,766
		1,566,067
Bermuda — 0.4%
Everest Group, Ltd.	3,149	1,153,825
Canada — 2.0%
Alimentation Couche-Tard, Inc.	12,153	673,573
Celestica, Inc.†	7,811	338,222
CES Energy Solutions Corp.	76,102	313,441
EQB, Inc.	12,991	784,282
Imperial Oil, Ltd.	18,880	1,298,073
Manulife Financial Corp.	44,752	1,043,829
MEG Energy Corp.†	29,776	677,214
Royal Bank of Canada	12,563	1,215,462
		6,344,096
Cayman Islands — 0.5%
Sands China, Ltd.†	383,200	907,826
United Laboratories International Holdings, Ltd.	666,000	787,125
		1,694,951
Denmark — 1.6%
Carlsberg A/S, Class B	10,133	1,366,138
Danske Bank A/S	30,783	886,354
Novo Nordisk A/S, Class B	23,609	3,034,122
		5,286,614
Finland — 0.2%
Nordea Bank Abp	49,656	577,966
France — 2.9%
Cie Generale des Etablissements Michelin SCA	25,695	987,297
LVMH Moet Hennessy Louis Vuitton SE	2,943	2,369,046
Publicis Groupe SA	11,037	1,219,835
Safran SA	6,266	1,354,915
Schneider Electric SE	5,573	1,269,217
TotalEnergies SE	27,774	2,017,301
		9,217,611
Germany — 1.9%
Allianz SE	3,897	1,106,767
Bayerische Motoren Werke AG	3,806	415,192
E.ON SE	83,835	1,107,193
Heidelberg Materials AG	9,252	933,892
LEG Immobilien SE†	13,393	1,141,595
Muenchener Rueckversicherungs-Gesellschaft AG	2,995	1,316,206
		6,020,845
Hong Kong — 0.2%
AIA Group, Ltd.	72,200	529,442
Ireland — 2.0%
Eaton Corp. PLC	5,215	1,659,726
Glanbia PLC	74,392	1,418,527
Linde PLC	4,774	2,105,143
Trane Technologies PLC	4,495	1,426,443
		6,609,839
Italy — 1.0%
De' Longhi SpA	22,246	730,676
Security Description	Shares or Principal Amount	Value

Italy (continued)
Intesa Sanpaolo SpA	280,121	$ 1,051,082
UniCredit SpA	36,408	1,339,416
		3,121,174
Japan — 6.1%
Credit Saison Co., Ltd.	50,500	932,482
Hitachi Zosen Corp.	71,200	551,338
ITOCHU Corp.	32,600	1,457,739
Kamigumi Co., Ltd.	22,500	484,615
Kokuyo Co., Ltd.	40,400	690,645
Marubeni Corp.	73,500	1,315,559
Mitsubishi UFJ Financial Group, Inc.	162,200	1,614,456
Mitsui & Co., Ltd.	12,800	616,865
MS&AD Insurance Group Holdings, Inc.	52,700	945,110
Nichias Corp.	20,900	573,161
Niterra Co., Ltd.	16,600	542,371
Sankyo Co., Ltd.	100,500	1,090,127
Shimamura Co., Ltd.	9,200	453,040
Subaru Corp.	27,900	621,429
Sumitomo Mitsui Financial Group, Inc.	30,100	1,708,680
Tokio Marine Holdings, Inc.	34,900	1,095,873
Tokyo Gas Co., Ltd.	38,600	865,815
Toyo Tire Corp.	33,900	639,471
Toyota Motor Corp.	87,900	2,013,288
Toyota Tsusho Corp.	5,700	361,877
Yamato Kogyo Co., Ltd.	21,300	1,143,538
		19,717,479
Liberia — 0.3%
Royal Caribbean Cruises, Ltd.†	7,391	1,032,005
Netherlands — 3.4%
Airbus SE	6,795	1,116,679
ASML Holding NV	3,894	3,394,101
Heineken NV	10,285	1,001,344
Koninklijke Ahold Delhaize NV	27,790	843,076
Koninklijke KPN NV	303,825	1,104,766
NXP Semiconductors NV	8,321	2,131,757
Stellantis NV	58,131	1,283,380
		10,875,103
Singapore — 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	480,000	615,702
Spain — 0.7%
Banco Bilbao Vizcaya Argentaria SA	112,959	1,218,576
Industria de Diseno Textil SA	23,973	1,088,817
		2,307,393
Sweden — 0.0%
Clas Ohlson AB, Class B	14,668	177,966
Switzerland — 2.5%
Cie Financiere Richemont SA, Class A	11,830	1,637,064
Nestle SA	23,074	2,314,536
Novartis AG	20,775	2,006,677
Roche Holding AG	6,964	1,666,063
UBS Group AG	21,986	575,211
		8,199,551
United Kingdom — 6.4%
3i Group PLC	49,638	1,769,208
Anglo American PLC	41,729	1,361,588
Balfour Beatty PLC	190,559	864,292
BP PLC	238,471	1,542,617
Centrica PLC	442,453	704,321

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Coca-Cola Europacific Partners PLC	14,514	$ 1,045,298
GSK PLC	68,347	1,416,748
JET2 PLC	67,972	1,216,202
Mitie Group PLC	774,207	1,130,774
NatWest Group PLC	222,976	839,801
Rio Tinto PLC	26,759	1,823,581
Segro PLC	88,957	933,852
Shell PLC	90,088	3,210,430
Taylor Wimpey PLC	666,175	1,087,169
Tesco PLC	445,766	1,644,770
		20,590,651
United States — 65.9%
AbbVie, Inc.	18,075	2,939,718
Allison Transmission Holdings, Inc.	9,881	726,748
Alphabet, Inc., Class C†	64,203	10,570,382
Amazon.com, Inc.†	57,655	10,089,625
American Tower Corp.	2,331	399,906
Ameriprise Financial, Inc.	2,870	1,181,837
Apple, Inc.	87,358	14,879,688
Applied Materials, Inc.	12,486	2,480,344
Ares Management Corp., Class A	5,340	710,701
AutoZone, Inc.†	324	957,874
Bank of America Corp.	83,279	3,082,156
Beacon Roofing Supply, Inc.†	11,860	1,168,566
BellRing Brands, Inc.†	11,531	636,165
Berkshire Hathaway, Inc., Class B†	6,582	2,611,277
Berry Global Group, Inc.	11,288	639,352
Boise Cascade Co.	4,517	597,464
Booking Holdings, Inc.	408	1,408,428
Bristol-Myers Squibb Co.	45,056	1,979,761
Broadcom, Inc.	599	778,862
Builders FirstSource, Inc.†	4,925	900,388
Cadence Design Systems, Inc.†	1,706	470,225
Cardinal Health, Inc.	11,104	1,144,156
Centene Corp.†	13,742	1,003,991
Chipotle Mexican Grill, Inc.†	245	774,102
Cigna Group	3,874	1,383,173
Citigroup, Inc.	31,813	1,951,091
Coca-Cola Co.	47,006	2,903,561
ConocoPhillips	20,387	2,561,015
Core & Main, Inc., Class A†	17,281	975,858
Costco Wholesale Corp.	3,181	2,299,545
Crowdstrike Holdings, Inc., Class A†	2,927	856,265
Deere & Co.	4,857	1,901,078
Dell Technologies, Inc., Class C	9,419	1,173,984
Delta Air Lines, Inc.	16,752	838,773
Digital Realty Trust, Inc.	4,171	578,851
Dow, Inc.	20,502	1,166,564
Elevance Health, Inc.	3,041	1,607,412
Eli Lilly & Co.	5,089	3,975,018
EOG Resources, Inc.	10,003	1,321,696
Equinix, Inc.	943	670,577
Exxon Mobil Corp.	33,089	3,913,436
Fifth Third Bancorp	26,823	977,967
First Citizens BancShares, Inc., Class A	552	931,092
Freeport-McMoRan, Inc.	16,830	840,490
General Mills, Inc.	13,958	983,481
GMS, Inc.†	9,171	848,501
Goldman Sachs Group, Inc.	4,880	2,082,345
Hilton Worldwide Holdings, Inc.	8,408	1,658,730
Hologic, Inc.†	17,195	1,302,865
Security Description	Shares or Principal Amount	Value

United States (continued)
KKR & Co., Inc.	11,198	$ 1,042,198
Kroger Co.	17,354	961,065
Lam Research Corp.	2,113	1,889,888
Leidos Holdings, Inc.	6,944	973,688
Light & Wonder, Inc.†	9,462	844,578
Manhattan Associates, Inc.†	4,578	943,343
Mastercard, Inc., Class A	7,772	3,506,726
McKesson Corp.	3,737	2,007,554
Merck & Co., Inc.	8,179	1,056,890
Meta Platforms, Inc., Class A	14,892	6,406,092
Microsoft Corp.	40,730	15,857,411
Mueller Industries, Inc.	15,213	849,190
Netflix, Inc.†	1,723	948,753
Neurocrine Biosciences, Inc.†	7,683	1,056,720
NextEra Energy, Inc.	32,423	2,171,368
NRG Energy, Inc.	13,968	1,015,055
Nucor Corp.	7,884	1,328,690
Nutanix, Inc., Class A†	11,222	681,175
NVIDIA Corp.	14,358	12,405,599
PACCAR, Inc.	5,416	574,692
Patrick Industries, Inc.	7,719	806,558
Penske Automotive Group, Inc.	5,301	810,576
PG&E Corp.	89,785	1,536,221
Procter & Gamble Co.	19,731	3,220,099
Progressive Corp.	8,841	1,841,138
Prologis, Inc.	19,786	2,019,161
Public Service Enterprise Group, Inc.	14,814	1,023,351
PulteGroup, Inc.	10,515	1,171,581
Pure Storage, Inc., Class A†	15,504	781,402
QUALCOMM, Inc.	10,455	1,733,962
Quanta Services, Inc.	4,688	1,212,129
Regeneron Pharmaceuticals, Inc.†	2,578	2,296,121
Republic Services, Inc.	3,105	595,228
Ross Stores, Inc.	7,666	993,130
S&P Global, Inc.	1,503	624,992
Salesforce, Inc.	9,023	2,426,646
ServiceNow, Inc.†	2,382	1,651,512
Southern Co.	24,428	1,795,458
Steel Dynamics, Inc.	8,189	1,065,553
Taylor Morrison Home Corp.†	14,650	820,546
Tenet Healthcare Corp.†	14,475	1,625,398
T-Mobile US, Inc.	9,529	1,564,376
Toll Brothers, Inc.	8,123	967,531
Travelers Cos., Inc.	5,775	1,225,224
Truist Financial Corp.	29,142	1,094,282
United Rentals, Inc.	1,765	1,179,002
United Therapeutics Corp.†	4,186	980,905
UnitedHealth Group, Inc.	9,454	4,572,900
US Foods Holding Corp.†	21,882	1,099,570
Vertex Pharmaceuticals, Inc.†	3,474	1,364,622
Vertiv Holdings Co., Class A	11,514	1,070,802
VICI Properties, Inc.	28,647	817,872
Visa, Inc., Class A	13,765	3,697,417
Vistra Corp.	11,330	859,267
Wells Fargo & Co.	46,813	2,776,947
Zscaler, Inc.†	3,317	573,642
		212,250,880
Total Long-Term Investment Securities (cost $238,531,447)		318,549,538

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 1.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $3,714,954 and collateralized by $5,473,300 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $3,789,138 (cost $3,714,788)	$3,714,788	$ 3,714,788
TOTAL INVESTMENTS (cost $242,246,235)	100.1%	322,264,326
Other assets less liabilities	(0.1)	(337,890)
NET ASSETS	100.0%	$321,926,436
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Global Equities Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $672,301 representing 0.2% of net assets.
†	Non-income producing security
Industry Allocation*
Internet	9.1%
Banks	8.3
Semiconductors	7.8
Pharmaceuticals	7.5
Software	6.8
Computers	6.0
Oil & Gas	5.1
Insurance	4.0
Retail	3.9
Diversified Financial Services	3.1
Electric	3.1
Food	2.8
Healthcare-Services	2.7
Beverages	1.9
REITS	1.7
Auto Manufacturers	1.5
Distribution/Wholesale	1.5
Biotechnology	1.4
Building Materials	1.4
Commercial Services	1.4
Home Builders	1.3
Mining	1.3
Repurchase Agreements	1.2
Iron/Steel	1.1
Chemicals	1.1
Cosmetics/Personal Care	1.0
Electrical Components & Equipment	0.9
Auto Parts & Equipment	0.9
Private Equity	0.8
Telecommunications	0.8
Lodging	0.8
Apparel	0.8
Aerospace/Defense	0.7
Airlines	0.7
Entertainment	0.6
Machinery-Diversified	0.6
Gas	0.5
Home Furnishings	0.5
Healthcare-Products	0.4
Advertising	0.4
Environmental Control	0.4
Real Estate	0.4

SunAmerica Series Trust SA JPMorgan Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Machinery-Construction & Mining	0.3%
Leisure Time	0.3
Engineering & Construction	0.3
Metal Fabricate/Hardware	0.3
Packaging & Containers	0.2
Shipbuilding	0.2
Transportation	0.1
Electronics	0.1
Oil & Gas Services	0.1
100.1%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,153,825	$—	$—	$1,153,825
Canada	6,344,096	—	—	6,344,096
Ireland	5,191,312	1,418,527	—	6,609,839
Liberia	1,032,005	—	—	1,032,005
Netherlands	2,131,757	8,743,346	—	10,875,103
United Kingdom	1,045,298	19,545,353	—	20,590,651
United States	212,250,880	—	—	212,250,880
Other Countries	—	59,693,139	—	59,693,139
Repurchase Agreements	—	3,714,788	—	3,714,788
Total Investments at Value	$229,149,173	$93,115,153	$—	$322,264,326
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 101.5%
Aerospace/Defense — 3.0%
Howmet Aerospace, Inc.	59,160	$ 3,948,930
Northrop Grumman Corp.	19,183	9,304,331
		13,253,261
Banks — 5.7%
Morgan Stanley	81,198	7,376,026
US Bancorp	165,107	6,708,297
Wells Fargo & Co.	195,514	11,597,891
		25,682,214
Biotechnology — 3.7%
Biogen, Inc.†	9,573	2,056,472
Regeneron Pharmaceuticals, Inc.†	10,697	9,527,390
Vertex Pharmaceuticals, Inc.†	12,688	4,983,973
		16,567,835
Building Materials — 4.2%
Carrier Global Corp.	75,878	4,665,738
Trane Technologies PLC	21,432	6,801,231
Vulcan Materials Co.	28,068	7,231,159
		18,698,128
Commercial Services — 1.0%
Block, Inc.†	18,941	1,382,693
Corpay, Inc.†	9,874	2,983,330
		4,366,023
Computers — 7.0%
Accenture PLC, Class A	19,467	5,857,815
Apple, Inc.	133,255	22,697,324
Seagate Technology Holdings PLC	33,894	2,911,834
		31,466,973
Diversified Financial Services — 5.9%
American Express Co.	40,910	9,574,167
Ameriprise Financial, Inc.	16,470	6,782,181
Mastercard, Inc., Class A	22,623	10,207,498
		26,563,846
Electric — 2.9%
NextEra Energy, Inc.	79,050	5,293,979
PG&E Corp.	434,191	7,429,008
		12,722,987
Electrical Components & Equipment — 2.4%
Eaton Corp. PLC	34,296	10,915,045
Food — 1.5%
Mondelez International, Inc., Class A	91,531	6,584,740
Healthcare-Products — 3.7%
Danaher Corp.	21,376	5,271,749
Medtronic PLC	54,158	4,345,638
Stryker Corp.	20,739	6,978,674
		16,596,061
Healthcare-Services — 2.0%
UnitedHealth Group, Inc.	18,851	9,118,229
Insurance — 2.1%
Progressive Corp.	16,777	3,493,810
Travelers Cos., Inc.	26,808	5,687,586
		9,181,396
Security Description	Shares or Principal Amount	Value

Internet — 11.9%
Alphabet, Inc., Class A†	95,485	$ 15,543,048
Amazon.com, Inc.†	138,001	24,150,175
Meta Platforms, Inc., Class A	31,859	13,704,786
		53,398,009
Lodging — 0.8%
Marriott International, Inc., Class A	15,326	3,618,928
Machinery-Diversified — 1.8%
Deere & Co.	20,589	8,058,740
Oil & Gas — 3.2%
ConocoPhillips	51,272	6,440,789
Exxon Mobil Corp.	66,659	7,883,760
		14,324,549
Oil & Gas Services — 2.0%
Baker Hughes Co.	275,692	8,993,073
Pharmaceuticals — 3.9%
AbbVie, Inc.	60,846	9,895,993
Bristol-Myers Squibb Co.	73,249	3,218,561
Eli Lilly & Co.	5,678	4,435,086
		17,549,640
REITS — 0.9%
Prologis, Inc.	40,654	4,148,741
Retail — 6.1%
AutoZone, Inc.†	1,960	5,794,544
Lowe's Cos., Inc.	41,056	9,360,357
McDonald's Corp.	29,647	8,094,817
TJX Cos., Inc.	41,157	3,872,462
		27,122,180
Semiconductors — 11.8%
Analog Devices, Inc.	23,687	4,751,849
ASML Holding NV	2,617	2,283,254
Marvell Technology, Inc.	42,628	2,809,612
Micron Technology, Inc.	36,871	4,164,948
NVIDIA Corp.	32,856	28,388,241
NXP Semiconductors NV	41,186	10,551,441
		52,949,345
Software — 11.9%
Intuit, Inc.	10,453	6,539,606
Microsoft Corp.	104,602	40,724,696
Oracle Corp.	53,589	6,095,749
		53,360,051
Transportation — 2.1%
CSX Corp.	279,441	9,283,030
Total Long-Term Investment Securities (cost $386,218,481)		454,523,024

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $1,597,499 and collateralized by $2,353,700 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $1,629,510 (cost $1,597,428)	$1,597,428	$ 1,597,428
TOTAL INVESTMENTS (cost $387,815,909)	101.9%	456,120,452
Other assets less liabilities	(1.9)	(8,397,104)
NET ASSETS	100.0%	$447,723,348
†	Non-income producing security
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$454,523,024	$—	$—	$454,523,024
Repurchase Agreements	—	1,597,428	—	1,597,428
Total Investments at Value	$454,523,024	$1,597,428	$—	$456,120,452
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.7%
Aerospace/Defense — 1.0%
Airbus SE
3.95%, 04/10/2047*	$ 150,000	$ 119,299
BAE Systems PLC
1.90%, 02/15/2031*	479,000	380,981
3.00%, 09/15/2050*	231,000	146,414
Boeing Co.
2.20%, 02/04/2026	3,651,000	3,405,563
2.75%, 02/01/2026	278,000	261,921
3.25%, 03/01/2028	429,000	384,499
5.04%, 05/01/2027	170,000	164,961
5.15%, 05/01/2030	1,317,000	1,245,606
5.71%, 05/01/2040	1,195,000	1,084,938
5.81%, 05/01/2050	1,698,000	1,502,600
6.39%, 05/01/2031*	235,000	236,056
6.53%, 05/01/2034*	2,716,000	2,735,557
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	185,135
5.25%, 06/01/2031	410,000	399,563
5.40%, 07/31/2033	445,000	433,464
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	39,118
RTX Corp.
3.75%, 11/01/2046	225,000	165,164
4.15%, 05/15/2045	296,000	233,335
4.35%, 04/15/2047	50,000	40,428
4.50%, 06/01/2042	225,000	191,167
5.15%, 02/27/2033	362,000	351,273
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,656,371
		16,363,413
Agriculture — 0.7%
BAT Capital Corp.
2.26%, 03/25/2028	355,000	312,047
4.39%, 08/15/2037	495,000	406,325
4.54%, 08/15/2047	613,000	458,710
4.74%, 03/16/2032	3,067,000	2,864,546
BAT International Finance PLC
1.67%, 03/25/2026	270,000	250,711
4.45%, 03/16/2028	2,960,000	2,831,348
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	674,952
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,139,290
5.13%, 02/15/2030	2,052,000	2,017,142
5.63%, 11/17/2029	495,000	499,182
		11,454,253
Airlines — 0.3%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	153,738	137,521
3.55%, 07/15/2031*	216,957	190,710
4.13%, 11/15/2026*	217,069	211,594
American Airlines Pass-Through Trust
3.00%, 04/15/2030	99,727	90,142
3.70%, 04/01/2028	176,793	168,273
British Airways Pass-Through Trust
3.30%, 06/15/2034*	324,922	290,006
3.80%, 03/20/2033*	204,777	190,027
4.13%, 03/20/2033*	275,781	253,201
Continental Airlines Pass-Through Trust
4.00%, 04/29/2026	60,211	59,650
Security Description	Shares or Principal Amount	Value

Airlines (continued)
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	$ 137,585	$ 123,049
Spirit Airlines Pass-Through Trust
3.38%, 08/15/2031	143,980	125,392
United Airlines Pass-Through Trust
2.70%, 11/01/2033	496,748	423,385
3.10%, 04/07/2030	406,529	359,619
3.50%, 09/01/2031	276,272	250,183
3.65%, 07/07/2027	111,806	106,911
3.70%, 09/01/2031	573,117	503,574
4.00%, 10/11/2027	190,135	183,030
4.15%, 02/25/2033	394,147	364,944
4.55%, 02/25/2033	352,450	334,637
4.60%, 09/01/2027	167,488	161,424
		4,527,272
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
2.35%, 01/08/2031	172,000	138,239
2.70%, 06/10/2031	695,000	563,166
5.95%, 04/04/2034	290,000	283,653
Hyundai Capital America
1.50%, 06/15/2026*	380,000	347,750
1.80%, 01/10/2028*	415,000	360,927
2.38%, 10/15/2027*	260,000	233,029
3.00%, 02/10/2027*	200,000	185,942
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	398,000	325,570
		2,438,276
Auto Parts & Equipment — 0.0%
Lear Corp.
2.60%, 01/15/2032	220,000	175,482
Banks — 8.6%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	431,341
6.58%, 10/13/2026*	700,000	704,391
Australia & New Zealand Banking Group, Ltd.
4.40%, 05/19/2026*	200,000	193,985
Banco Nacional de Panama
2.50%, 08/11/2030*	600,000	452,552
Banco Santander SA
1.72%, 09/14/2027	200,000	181,025
2.75%, 05/28/2025	400,000	387,323
5.59%, 08/08/2028	1,000,000	994,222
6.61%, 11/07/2028	600,000	622,418
Bank of America Corp.
1.66%, 03/11/2027	145,000	134,538
1.90%, 07/23/2031	290,000	232,079
2.57%, 10/20/2032	3,990,000	3,218,785
3.71%, 04/24/2028	1,000,000	946,917
4.25%, 10/22/2026	270,000	261,426
4.38%, 04/27/2028	705,000	681,413
5.08%, 01/20/2027	544,000	538,232
5.20%, 04/25/2029	920,000	905,761
5.29%, 04/25/2034	1,000,000	963,234
5.47%, 01/23/2035	1,570,000	1,526,774
5.82%, 09/15/2029	980,000	985,766
5.88%, 03/15/2028(1)	2,572,000	2,466,844
6.10%, 03/17/2025(1)	3,305,000	3,299,163
6.50%, 10/23/2024(1)	2,114,000	2,117,072
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	391,047

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.60%, 03/20/2030*	$ 275,000	$ 269,540
6.25%, 09/16/2026*	748,000	749,475
Bank of Montreal
5.72%, 09/25/2028	590,000	596,600
Bank of New York Mellon Corp.
6.32%, 10/25/2029	470,000	485,710
6.47%, 10/25/2034	400,000	422,247
Bank of Nova Scotia
4.85%, 02/01/2030	653,000	632,349
Banque Federative du Credit Mutuel SA
5.79%, 07/13/2028*	820,000	826,129
5.90%, 07/13/2026*	960,000	964,921
Barclays PLC
2.89%, 11/24/2032	2,322,000	1,882,322
4.97%, 05/16/2029	1,576,000	1,520,565
BNP Paribas SA
3.13%, 01/20/2033*	315,000	261,174
5.18%, 01/09/2030*	910,000	892,280
5.50%, 05/20/2030*	605,000	594,840
5.74%, 02/20/2035*	1,095,000	1,069,392
BPCE SA
1.00%, 01/20/2026*	570,000	527,392
1.65%, 10/06/2026*	342,000	320,818
2.28%, 01/20/2032*	410,000	325,728
4.50%, 03/15/2025*	2,200,000	2,166,165
4.63%, 07/11/2024*	600,000	598,142
5.72%, 01/18/2030*	259,000	256,073
5.98%, 01/18/2027*	285,000	284,471
Citigroup, Inc.
2.56%, 05/01/2032	910,000	740,870
3.06%, 01/25/2033	342,000	282,847
3.52%, 10/27/2028	200,000	186,597
3.67%, 07/24/2028	1,380,000	1,300,340
3.89%, 01/10/2028	800,000	764,734
4.40%, 06/10/2025	190,000	187,102
4.45%, 09/29/2027	53,000	51,006
Cooperatieve Rabobank UA
3.75%, 07/21/2026	485,000	463,026
Credit Agricole SA
1.25%, 01/26/2027*	769,000	711,136
4.38%, 03/17/2025*	200,000	196,658
5.34%, 01/10/2030*	1,410,000	1,384,159
Credit Suisse AG
7.50%, 02/15/2028	250,000	264,695
Danske Bank A/S
5.71%, 03/01/2030*	305,000	301,196
6.47%, 01/09/2026*	275,000	275,355
Deutsche Bank AG
2.13%, 11/24/2026	240,000	225,811
2.31%, 11/16/2027	2,867,000	2,608,116
3.70%, 05/30/2024	450,000	449,227
6.72%, 01/18/2029	2,978,000	3,037,206
6.82%, 11/20/2029	390,000	400,829
7.15%, 07/13/2027	545,000	556,382
DNB Bank ASA
1.61%, 03/30/2028*	675,000	599,138
Federation des Caisses Desjardins du Quebec
5.70%, 03/14/2028*	400,000	399,533
Goldman Sachs Group, Inc.
1.95%, 10/21/2027	506,000	462,016
1.99%, 01/27/2032	1,250,000	986,881
2.38%, 07/21/2032	365,000	292,099
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.64%, 02/24/2028	$ 599,000	$ 552,523
3.69%, 06/05/2028	1,308,000	1,237,531
4.41%, 04/23/2039	530,000	456,956
6.48%, 10/24/2029	530,000	546,876
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	530,053
2.21%, 08/17/2029	415,000	358,072
2.36%, 08/18/2031	580,000	471,770
4.00%, 03/09/2026(1)	1,271,000	1,173,099
4.29%, 09/12/2026	200,000	195,603
4.70%, 03/09/2031(1)	3,212,000	2,620,336
6.10%, 01/14/2042	230,000	238,453
7.39%, 11/03/2028	565,000	592,310
8.11%, 11/03/2033	600,000	668,896
ING Groep NV
1.73%, 04/01/2027	225,000	208,237
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	2,863,122
2.96%, 05/13/2031	1,708,000	1,461,690
3.51%, 01/23/2029	3,928,000	3,660,088
4.01%, 04/23/2029	5,046,000	4,763,989
KeyCorp
4.79%, 06/01/2033	110,000	97,565
Lloyds Banking Group PLC
1.63%, 05/11/2027	460,000	422,179
3.75%, 01/11/2027	1,106,000	1,054,212
4.50%, 11/04/2024	440,000	436,024
4.58%, 12/10/2025	200,000	195,159
5.46%, 01/05/2028	475,000	470,846
5.68%, 01/05/2035	515,000	502,355
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	277,007
6.13%, 03/08/2027*(1)	4,363,000	4,226,519
Macquarie Group, Ltd.
1.34%, 01/12/2027*	380,000	351,971
4.44%, 06/21/2033*	7,177,000	6,475,557
5.03%, 01/15/2030*	300,000	290,995
6.21%, 11/22/2024*	568,000	569,127
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	390,000	356,576
2.05%, 07/17/2030	4,800,000	3,917,316
3.75%, 07/18/2039	355,000	289,156
Mizuho Financial Group, Inc.
1.23%, 05/22/2027	481,000	439,879
2.23%, 05/25/2026	680,000	654,418
2.87%, 09/13/2030	337,000	292,486
5.78%, 07/06/2029	355,000	356,140
Morgan Stanley
2.51%, 10/20/2032	3,649,000	2,936,329
2.70%, 01/22/2031	272,000	232,999
3.13%, 07/27/2026	73,000	69,387
3.22%, 04/22/2042	705,000	511,609
3.77%, 01/24/2029	278,000	260,875
4.30%, 01/27/2045	275,000	228,483
4.35%, 09/08/2026	75,000	72,957
4.43%, 01/23/2030	457,000	434,713
4.46%, 04/22/2039	300,000	261,950
5.16%, 04/20/2029	765,000	752,499
5.42%, 07/21/2034	1,632,000	1,583,592
5.45%, 07/20/2029	688,000	683,792
5.47%, 01/18/2035	264,000	256,839
Morgan Stanley VRS
3.59%, 07/22/2028(2)	533,000	501,538

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
National Australia Bank, Ltd.
3.93%, 08/02/2034*	$ 470,000	$ 423,188
NatWest Group PLC
4.45%, 05/08/2030	250,000	234,348
4.80%, 04/05/2026	200,000	196,498
4.89%, 05/18/2029	400,000	385,618
5.08%, 01/27/2030	355,000	342,997
5.78%, 03/01/2035	495,000	484,809
5.85%, 03/02/2027	200,000	199,855
6.02%, 03/02/2034	416,000	416,119
Nordea Bank Abp
5.38%, 09/22/2027*	345,000	342,592
Northern Trust Corp.
3.38%, 05/08/2032	105,000	97,159
PNC Bank NA
2.50%, 08/27/2024	375,000	371,232
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	606,000	570,623
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	567,768
Santander UK Group Holdings PLC
1.67%, 06/14/2027	465,000	423,928
6.53%, 01/10/2029	800,000	814,911
6.83%, 11/21/2026	418,000	422,526
Skandinaviska Enskilda Banken AB
5.38%, 03/05/2029*	650,000	638,905
Societe Generale SA
1.49%, 12/14/2026*	997,000	925,638
1.79%, 06/09/2027*	420,000	383,818
2.89%, 06/09/2032*	980,000	788,730
3.00%, 01/22/2030*	352,000	300,015
4.25%, 04/14/2025*	676,000	663,610
5.63%, 01/19/2030*	700,000	683,976
Standard Chartered PLC
1.46%, 01/14/2027*	430,000	398,326
2.82%, 01/30/2026*	460,000	448,680
6.10%, 01/11/2035*	425,000	424,515
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,043,115
3.04%, 07/16/2029	1,142,000	1,012,603
5.52%, 01/13/2028	330,000	330,595
5.71%, 01/13/2030	330,000	331,909
Swedbank AB
6.14%, 09/12/2026*	550,000	553,034
Toronto-Dominion Bank
5.52%, 07/17/2028	335,000	336,103
5.53%, 07/17/2026	895,000	895,645
Truist Financial Corp.
4.00%, 05/01/2025	53,000	52,112
5.71%, 01/24/2035	308,000	298,910
6.05%, 06/08/2027	550,000	552,912
7.16%, 10/30/2029	680,000	712,012
UBS Group AG
1.31%, 02/02/2027*	780,000	718,811
2.19%, 06/05/2026*	250,000	239,838
3.87%, 01/12/2029*	250,000	233,099
4.13%, 09/24/2025*	1,627,000	1,587,109
4.38%, 02/10/2031*(1)	3,708,000	2,961,394
5.70%, 02/08/2035*	200,000	193,937
6.54%, 08/12/2033*	260,000	265,958
UniCredit SpA
1.98%, 06/03/2027*	330,000	303,806
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.57%, 09/22/2026*	$ 420,000	$ 400,516
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,359,547
5.20%, 01/23/2030	410,000	402,017
5.50%, 01/23/2035	580,000	563,404
5.56%, 07/25/2034	485,000	472,750
5.57%, 07/25/2029	1,435,000	1,430,417
6.30%, 10/23/2029	1,090,000	1,116,660
6.49%, 10/23/2034	745,000	775,643
Westpac Banking Corp.
2.89%, 02/04/2030	1,841,000	1,792,206
		148,358,699
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	943,000	877,799
Anheuser-Busch InBev Finance, Inc.
4.63%, 02/01/2044	65,000	56,452
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	540,000	478,497
Molson Coors Beverage Co.
4.20%, 07/15/2046	166,000	130,150
		1,542,898
Biotechnology — 0.1%
Amgen, Inc.
5.25%, 03/02/2033	600,000	586,905
Baxalta, Inc.
5.25%, 06/23/2045	14,000	12,941
Gilead Sciences, Inc.
2.60%, 10/01/2040	605,000	404,879
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	900,000	718,525
Royalty Pharma PLC
1.20%, 09/02/2025	193,000	181,753
2.15%, 09/02/2031	287,000	224,947
		2,129,950
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	179,624
Martin Marietta Materials, Inc.
3.45%, 06/01/2027	208,000	196,680
Masco Corp.
2.00%, 10/01/2030	170,000	136,115
6.50%, 08/15/2032	250,000	261,107
Standard Industries, Inc.
3.38%, 01/15/2031*	1,380,000	1,130,382
4.38%, 07/15/2030*	3,257,000	2,884,570
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,057,285
		5,845,763
Chemicals — 0.2%
Albemarle Corp.
5.45%, 12/01/2044	150,000	131,805
Celanese US Holdings LLC
6.05%, 03/15/2025	97,000	97,013
DuPont de Nemours, Inc.
5.32%, 11/15/2038	165,000	156,401
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	2,553,000	2,070,708

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
LYB International Finance BV
4.88%, 03/15/2044	$ 300,000	$ 254,676
Nutrien, Ltd.
4.13%, 03/15/2035	300,000	262,282
4.20%, 04/01/2029	75,000	70,764
5.00%, 04/01/2049	110,000	94,591
		3,138,240
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	1,989,000	1,904,508
5.80%, 04/15/2034*	512,000	498,295
Element Fleet Management Corp.
6.27%, 06/26/2026*	355,000	356,861
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	168,149
7.00%, 10/15/2037*	719,000	786,676
Ford Foundation
2.82%, 06/01/2070	175,000	98,143
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,460,525
2.90%, 11/15/2031	1,048,000	860,799
3.20%, 08/15/2029	477,000	420,864
5.30%, 08/15/2029	169,000	165,132
Pepperdine University
3.30%, 12/01/2059	290,000	187,148
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	441,840
2.90%, 10/01/2030	710,000	607,199
S&P Global, Inc.
2.90%, 03/01/2032	382,000	323,111
Triton Container International, Ltd.
1.15%, 06/07/2024*	550,000	547,024
University of Southern California
3.23%, 10/01/2120	280,000	163,685
Verisk Analytics, Inc.
5.75%, 04/01/2033	395,000	397,935
		10,387,894
Computers — 0.3%
Apple, Inc.
2.70%, 08/05/2051	890,000	548,432
3.45%, 02/09/2045	519,000	393,080
3.85%, 08/04/2046	362,000	287,920
CGI, Inc.
2.30%, 09/14/2031	776,000	602,455
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,729,087
Leidos, Inc.
2.30%, 02/15/2031	235,000	189,535
		5,750,509
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
3.63%, 03/24/2032	1,762,000	1,547,563
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	230,000	214,292
2.45%, 10/29/2026	835,000	771,483
3.00%, 10/29/2028	1,665,000	1,484,983
3.30%, 01/30/2032	1,879,000	1,568,676
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.10%, 01/15/2027	$ 610,000	$ 614,757
6.45%, 04/15/2027	537,000	547,439
6.50%, 07/15/2025	1,719,000	1,731,316
Air Lease Corp.
3.25%, 03/01/2025	194,000	189,751
3.25%, 10/01/2029	775,000	687,682
3.38%, 07/01/2025	344,000	334,333
3.75%, 06/01/2026	244,000	234,144
Aviation Capital Group LLC
5.50%, 12/15/2024*	524,000	521,270
Avolon Holdings Funding, Ltd.
2.13%, 02/21/2026*	1,762,000	1,635,476
2.53%, 11/18/2027*	3,265,000	2,877,222
2.75%, 02/21/2028*	1,350,000	1,194,414
2.88%, 02/15/2025*	219,000	212,907
4.25%, 04/15/2026*	1,194,000	1,148,241
4.38%, 05/01/2026*	395,000	380,530
5.50%, 01/15/2026*	1,270,000	1,251,318
5.75%, 03/01/2029*	414,000	407,311
Blackstone Holdings Finance Co. LLC
4.45%, 07/15/2045*	110,000	88,193
BOC Aviation, Ltd.
3.50%, 10/10/2024*	200,000	197,780
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	372,237
4.20%, 10/29/2025	100,000	97,459
5.82%, 02/01/2034	1,300,000	1,258,393
6.05%, 02/01/2035	1,689,000	1,661,262
6.38%, 06/08/2034	2,029,000	2,042,225
Charles Schwab Corp.
5.00%, 06/01/2027(1)	3,313,000	3,095,986
5.85%, 05/19/2034	1,255,000	1,249,625
6.14%, 08/24/2034	1,643,000	1,665,966
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,175,395
Global Aircraft Leasing Co., Ltd.
6.50%, 09/15/2024*(3)	2,104,363	1,990,668
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	1,938,652
6.75%, 11/17/2028	689,000	708,123
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	815,033
Nasdaq, Inc.
5.55%, 02/15/2034	185,000	180,941
Nomura Holdings, Inc.
2.65%, 01/16/2025	545,000	532,200
2.68%, 07/16/2030	350,000	291,834
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2026*	939,000	813,424
Zero Coupon, 02/15/2029*	2,723,000	1,843,466
Zero Coupon, 02/15/2031*	939,000	539,645
Zero Coupon, 02/15/2043*	2,454,852	720,499
		44,286,551
Electric — 2.3%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	61,112
Alabama Power Co.
3.75%, 03/01/2045	50,000	37,597
4.10%, 01/15/2042	63,000	49,684
5.70%, 02/15/2033	100,000	99,724
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	266,752

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
American Electric Power Co., Inc.
5.95%, 11/01/2032	$ 1,608,000	$ 1,624,755
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	150,317
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	180,097
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,825,076
Calpine Corp.
3.75%, 03/01/2031*	2,005,000	1,734,208
CenterPoint Energy, Inc.
1.45%, 06/01/2026	460,000	423,066
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	263,415
5.95%, 12/15/2036	100,000	97,692
CMS Energy Corp.
2.95%, 02/15/2027	116,000	107,658
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	87,750
Constellation Energy Generation LLC
5.75%, 10/01/2041	325,000	310,319
5.80%, 03/01/2033	492,000	491,755
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	1,395,000	1,390,051
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	146,871
DTE Electric Co.
3.70%, 03/15/2045	111,000	83,688
DTE Electric Securitization Funding II LLC
6.09%, 09/01/2038	380,000	396,034
Duke Energy Carolinas LLC
6.00%, 12/01/2028	200,000	206,615
Duke Energy Corp.
3.75%, 09/01/2046	705,000	503,258
Duke Energy Indiana LLC
6.12%, 10/15/2035	100,000	102,854
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	193,811
4.15%, 12/01/2044	180,000	142,260
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	286,092
3.62%, 08/01/2027*	400,000	370,757
Electricite de France SA
5.95%, 04/22/2034*	375,000	372,621
6.90%, 05/23/2053*	983,000	1,030,577
Emera US Finance LP
4.75%, 06/15/2046	320,000	249,492
Empire District Bondco LLC
4.94%, 01/01/2035	931,000	912,432
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	2,964,367
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	335,257
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	143,395
3.05%, 06/01/2031	145,000	123,557
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	77,057
Evergy, Inc.
2.90%, 09/15/2029	450,000	394,356
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,130,168
Security Description	Shares or Principal Amount	Value

Electric (continued)
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	$ 75,000	$ 68,772
Fortis, Inc.
3.06%, 10/04/2026	186,000	175,178
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	180,822
4.95%, 09/22/2027*	585,000	572,711
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,335,889
4.30%, 01/15/2026*	245,000	238,377
6.15%, 06/01/2037	100,000	99,071
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	177,965
Mid-Atlantic Interstate Transmission LLC
4.10%, 05/15/2028*	140,000	132,493
Nevada Power Co.
5.38%, 09/15/2040	96,000	88,712
New England Power Co.
3.80%, 12/05/2047*	140,000	101,485
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	105,379
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	910,000	910,582
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	365,852
NRG Energy, Inc.
2.00%, 12/02/2025*	355,000	332,160
2.45%, 12/02/2027*	395,000	352,350
4.45%, 06/15/2029*	300,000	278,421
Ohio Power Co.
2.90%, 10/01/2051	335,000	200,549
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	276,740
Pacific Gas & Electric Co.
2.95%, 03/01/2026	1,185,000	1,124,604
3.00%, 06/15/2028	1,428,000	1,284,950
3.30%, 08/01/2040	3,970,000	2,766,571
3.45%, 07/01/2025	290,000	281,859
3.75%, 08/15/2042	75,000	53,425
4.30%, 03/15/2045	130,000	96,989
4.45%, 04/15/2042	420,000	328,055
5.80%, 05/15/2034	610,000	595,606
6.40%, 06/15/2033	265,000	269,644
6.75%, 01/15/2053	25,000	25,774
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	128,844
PG&E Recovery Funding LLC
5.54%, 07/15/2049	420,000	408,221
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	277,793
5.10%, 06/01/2054	385,000	356,153
5.21%, 12/01/2049	205,000	191,493
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	218,712
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	162,391
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	35,859
Public Service Co. of Oklahoma
6.63%, 11/15/2037	450,000	467,235
Public Service Electric & Gas Co.
5.45%, 03/01/2054	490,000	471,911
5.70%, 12/01/2036	100,000	98,884

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
San Diego Gas & Electric Co.
2.95%, 08/15/2051	$ 445,000	$ 278,924
SCE Recovery Funding LLC
4.70%, 06/15/2042	390,323	366,594
5.11%, 12/14/2049	165,000	152,527
Sigeco Securitization I LLC
5.03%, 11/15/2038	383,000	373,606
Southern California Edison Co.
3.65%, 03/01/2028	200,000	187,924
4.05%, 03/15/2042	350,000	271,742
5.55%, 01/15/2036	100,000	96,510
5.75%, 04/15/2054	660,000	633,481
5.88%, 12/01/2053	447,000	435,256
Southern Co.
5.70%, 03/15/2034	640,000	638,051
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	79,436
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	81,482
Virginia Electric & Power Co.
4.45%, 02/15/2044	180,000	149,427
WEC Energy Group, Inc.
3.55%, 06/15/2025	55,000	53,448
Xcel Energy, Inc.
3.35%, 12/01/2026	220,000	208,169
		40,011,605
Electronics — 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,120,145
5.88%, 04/10/2034	1,627,000	1,568,248
Honeywell International, Inc.
5.25%, 03/01/2054	440,000	417,057
		4,105,450
Engineering & Construction — 0.0%
GTP Acquisition Partners I LLC
3.48%, 06/15/2050*	171,000	166,537
Entertainment — 0.3%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	2,922,000	2,339,097
5.14%, 03/15/2052	2,618,000	2,005,163
5.39%, 03/15/2062	1,048,000	802,419
WMG Acquisition Corp.
3.00%, 02/15/2031*	820,000	680,690
		5,827,369
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	324,679
5.38%, 01/09/2036*	200,000	191,235
Campbell Soup Co.
3.13%, 04/24/2050	145,000	91,159
Conagra Brands, Inc.
5.30%, 11/01/2038	105,000	96,174
J.M. Smucker Co.
6.20%, 11/15/2033	220,000	227,259
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL
6.75%, 03/15/2034*	560,000	571,328
Security Description	Shares or Principal Amount	Value

Food (continued)
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
5.50%, 01/15/2030	$ 2,525,000	$ 2,437,378
Kellanova
5.25%, 03/01/2033	465,000	453,170
Kraft Heinz Foods Co.
4.38%, 06/01/2046	304,000	243,546
4.63%, 10/01/2039	400,000	345,823
Kroger Co.
5.00%, 04/15/2042	400,000	357,741
Post Holdings, Inc.
4.50%, 09/15/2031*	120,000	105,512
4.63%, 04/15/2030*	681,000	615,025
5.50%, 12/15/2029*	801,000	759,626
Smithfield Foods, Inc.
3.00%, 10/15/2030*	730,000	598,362
Tyson Foods, Inc.
5.70%, 03/15/2034	340,000	333,528
		7,751,545
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(4)(5)	396,846	99,212
Pindo Deli Pulp & Paper Mills PT FRS
8.59%, (3 ML+3.00%), 04/28/2027*†(4)(6)	1,196,499	0
		99,212
Gas — 0.4%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	285,000	274,653
Atmos Energy Corp.
4.13%, 10/15/2044	270,000	219,675
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,217,687
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	184,051
NiSource, Inc.
1.70%, 02/15/2031	360,000	280,831
2.95%, 09/01/2029	245,000	216,392
3.60%, 05/01/2030	1,413,000	1,272,396
Southern California Gas Co.
2.55%, 02/01/2030	666,000	569,834
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	180,812
3.25%, 06/15/2026	85,000	80,909
3.95%, 10/01/2046	71,000	51,957
		6,549,197
Hand/Machine Tools — 0.3%
Regal Rexnord Corp.
6.05%, 04/15/2028*	829,000	827,398
6.30%, 02/15/2030*	2,533,000	2,543,831
6.40%, 04/15/2033*	1,964,000	1,979,928
		5,351,157
Healthcare-Products — 0.2%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	838,139
2.75%, 09/23/2026*	716,000	670,378
3.00%, 09/23/2029*	1,307,000	1,158,201
5.38%, 12/06/2032*	707,000	692,294
Boston Scientific Corp.
4.55%, 03/01/2039	98,000	87,980

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products (continued)
DH Europe Finance II SARL
3.25%, 11/15/2039	$ 202,000	$ 155,058
		3,602,050
Healthcare-Services — 1.2%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,380,631
Bon Secours Mercy Health, Inc.
3.21%, 06/01/2050	400,000	263,779
Children's Hospital
2.93%, 07/15/2050	340,000	207,707
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	164,532
CommonSpirit Health
1.55%, 10/01/2025	275,000	258,705
2.78%, 10/01/2030	275,000	232,490
3.91%, 10/01/2050	275,000	202,188
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	222,470
Elevance Health, Inc.
4.10%, 03/01/2028	105,000	100,544
4.65%, 08/15/2044	180,000	153,527
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	511,986
2.88%, 09/01/2050	400,000	257,095
Hartford HealthCare Corp.
3.45%, 07/01/2054	700,000	474,775
HCA, Inc.
3.50%, 07/15/2051	137,000	88,904
5.13%, 06/15/2039	335,000	301,607
5.25%, 06/15/2026	810,000	801,678
5.50%, 06/15/2047	390,000	350,602
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,098,268
Icon Investments Six DAC
6.00%, 05/08/2034	1,524,000	1,522,415
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,267,967
Memorial Health Services
3.45%, 11/01/2049	620,000	442,100
MultiCare Health System
2.80%, 08/15/2050	235,000	134,581
MyMichigan Health
3.41%, 06/01/2050	155,000	106,845
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	455,895
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	180,311
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	284,281
Providence St. Joseph Health Obligated Group
2.75%, 10/01/2026	84,000	78,185
Texas Health Resources
2.33%, 11/15/2050	220,000	123,891
4.33%, 11/15/2055	400,000	327,473
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,208,163
5.75%, 11/15/2038	1,296,000	1,282,575
Tower Health
4.45%, 02/01/2050	3,152,000	1,562,522
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	231,841
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
3.50%, 08/15/2039	$ 420,000	$ 329,896
5.88%, 02/15/2053	250,000	254,544
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	221,889
		21,086,862
Insurance — 0.8%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	177,311
Allied World Assurance Co. Holdings, Ltd.
4.35%, 10/29/2025	2,500,000	2,436,107
Aon North America, Inc.
5.45%, 03/01/2034	650,000	635,739
5.75%, 03/01/2054	500,000	483,365
Athene Global Funding
1.45%, 01/08/2026*	470,000	436,133
2.50%, 01/14/2025*	129,000	125,964
2.75%, 06/25/2024*	180,000	179,114
2.95%, 11/12/2026*	1,125,000	1,050,304
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	310,241
Brown & Brown, Inc.
2.38%, 03/15/2031	910,000	733,606
4.95%, 03/17/2052	628,000	519,550
F&G Global Funding
1.75%, 06/30/2026*	380,000	344,296
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	470,895
4.85%, 04/17/2028	2,552,000	2,477,821
5.63%, 08/16/2032	1,822,000	1,768,548
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	50,177
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	205,343
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	212,699
High Street Funding Trust I
4.11%, 02/15/2028*	321,000	298,688
Liberty Mutual Group, Inc.
4.57%, 02/01/2029*	350,000	332,248
New York Life Global Funding
3.00%, 01/10/2028*	162,000	149,301
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	233,042
Northwestern Mutual Global Funding
1.70%, 06/01/2028*	405,000	349,067
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	187,678
Prudential Insurance Co. of America
8.30%, 07/01/2025*	200,000	204,145
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	156,254
		14,527,636
Internet — 0.2%
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	515,601
Match Group Holdings II LLC
3.63%, 10/01/2031*	2,673,000	2,206,571
Meta Platforms, Inc.
5.60%, 05/15/2053	525,000	520,662
		3,242,834

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Iron/Steel — 0.0%
Steel Dynamics, Inc.
1.65%, 10/15/2027	$ 169,000	$ 148,836
Lodging — 0.1%
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,444,720
Machinery-Diversified — 0.3%
CNH Industrial NV
3.85%, 11/15/2027	713,000	679,015
nVent Finance SARL
4.55%, 04/15/2028	225,000	216,853
Otis Worldwide Corp.
2.57%, 02/15/2030	710,000	608,629
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,430,365
		4,934,862
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	3,485,000	2,832,090
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	166,349
3.50%, 03/01/2042	275,000	173,949
3.70%, 04/01/2051	525,000	307,187
4.80%, 03/01/2050	510,000	356,826
5.25%, 04/01/2053	4,380,000	3,287,863
5.38%, 04/01/2038	138,000	114,332
6.38%, 10/23/2035	602,000	568,830
6.83%, 10/23/2055	175,000	159,759
Comcast Corp.
3.20%, 07/15/2036	300,000	235,917
3.25%, 11/01/2039	1,090,000	807,691
3.90%, 03/01/2038	273,000	226,202
4.20%, 08/15/2034	630,000	564,827
5.35%, 05/15/2053	360,000	334,644
Cox Communications, Inc.
2.95%, 10/01/2050*	255,000	146,947
CSC Holdings LLC
4.13%, 12/01/2030*	1,575,000	1,000,474
4.50%, 11/15/2031*	2,150,000	1,364,367
Discovery Communications LLC
4.00%, 09/15/2055	482,000	302,304
4.65%, 05/15/2050	1,355,000	982,234
5.20%, 09/20/2047	10,000	7,870
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	2,165,000	1,836,051
5.50%, 07/01/2029*	812,000	753,729
Time Warner Cable LLC
4.50%, 09/15/2042	2,789,000	1,962,606
5.50%, 09/01/2041	700,000	557,214
		19,050,262
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
4.20%, 06/15/2035	150,000	135,606
4.38%, 06/15/2045	100,000	84,422
		220,028
Mining — 0.8%
Anglo American Capital PLC
2.25%, 03/17/2028*	1,326,000	1,169,341
2.88%, 03/17/2031*	1,551,000	1,301,356
Security Description	Shares or Principal Amount	Value

Mining (continued)
3.63%, 09/11/2024*	$ 200,000	$ 198,185
3.88%, 03/16/2029*	1,901,000	1,755,759
4.75%, 03/16/2052*	2,499,000	2,052,971
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	700,000	694,341
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	338,865
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,113,000	1,860,377
Glencore Funding LLC
2.50%, 09/01/2030*	1,260,000	1,042,677
2.85%, 04/27/2031*	2,121,000	1,758,548
5.63%, 04/04/2034*	390,000	377,301
Novelis Corp.
3.88%, 08/15/2031*	1,143,000	967,909
		13,517,630
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
5.80%, 03/15/2037	300,000	302,269
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	272,613
2.94%, 06/04/2051	500,000	313,210
Ecopetrol SA
5.38%, 06/26/2026	193,000	188,174
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,329,630
Eni USA, Inc.
7.30%, 11/15/2027	200,000	209,217
EQT Corp.
3.63%, 05/15/2031*	807,000	698,051
3.90%, 10/01/2027	1,442,000	1,360,096
5.00%, 01/15/2029	697,000	672,601
Exxon Mobil Corp.
3.00%, 08/16/2039	410,000	304,357
3.10%, 08/16/2049	510,000	340,043
HF Sinclair Corp.
5.88%, 04/01/2026	265,000	265,635
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,813,120
5.85%, 12/15/2045	974,000	935,275
Phillips 66 Co.
3.15%, 12/15/2029	250,000	221,994
3.55%, 10/01/2026	49,000	46,882
4.90%, 10/01/2046	256,000	221,720
Pioneer Natural Resources Co.
1.90%, 08/15/2030	520,000	426,643
Santos Finance, Ltd.
6.88%, 09/19/2033*	1,618,000	1,662,901
Suncor Energy, Inc.
7.88%, 06/15/2026	144,000	149,991
Tengizchevroil Finance Co. International, Ltd.
3.25%, 08/15/2030	1,714,000	1,364,858
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	542,189
3.46%, 07/12/2049	385,000	273,607
Valero Energy Corp.
2.15%, 09/15/2027	251,000	225,951
		13,838,758

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 0.0%
Halliburton Co.
4.85%, 11/15/2035	$ 85,000	$ 80,036
Schlumberger Holdings Corp.
3.90%, 05/17/2028*	227,000	215,029
		295,065
Packaging & Containers — 0.1%
Graphic Packaging International LLC
1.51%, 04/15/2026*	545,000	499,439
Packaging Corp. of America
4.05%, 12/15/2049	385,000	291,965
WRKCo., Inc.
3.90%, 06/01/2028	45,000	42,308
		833,712
Pharmaceuticals — 0.6%
AbbVie, Inc.
3.20%, 11/21/2029	794,000	716,227
4.05%, 11/21/2039	1,184,000	1,003,127
4.40%, 11/06/2042	275,000	237,015
4.50%, 05/14/2035	420,000	387,693
5.05%, 03/15/2034	115,000	112,146
Astrazeneca Finance LLC
5.00%, 02/26/2034	490,000	476,654
AstraZeneca PLC
4.00%, 09/18/2042	110,000	90,145
6.45%, 09/15/2037	140,000	152,259
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	203,740
4.55%, 02/20/2048	121,000	102,032
CVS Health Corp.
4.30%, 03/25/2028	75,000	71,966
5.05%, 03/25/2048	1,244,000	1,061,126
CVS Pass-Through Trust
4.70%, 01/10/2036*	197,510	176,410
7.51%, 01/10/2032*	158,434	161,306
8.35%, 07/10/2031*	212,222	224,490
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	306,883
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/2028*	1,939,000	1,765,957
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	795,000	741,367
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	707,000	671,265
Takeda Pharmaceutical Co., Ltd.
3.03%, 07/09/2040	820,000	585,060
3.18%, 07/09/2050	385,000	250,229
Zoetis, Inc.
2.00%, 05/15/2030	370,000	304,829
		9,801,926
Pipelines — 1.7%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	377,419
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	820,999
Cheniere Energy Partners LP
4.50%, 10/01/2029	1,195,000	1,118,092
Cheniere Energy, Inc.
5.65%, 04/15/2034*	260,000	254,456
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	291,993
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Enbridge, Inc.
4.25%, 12/01/2026	$ 1,450,000	$ 1,405,537
5.63%, 04/05/2034	800,000	782,707
5.70%, 03/08/2033	972,000	960,849
Energy Transfer LP
4.15%, 09/15/2029	272,000	253,055
4.40%, 03/15/2027	1,555,000	1,506,322
4.95%, 05/15/2028	150,000	146,041
4.95%, 01/15/2043	567,000	475,953
5.55%, 02/15/2028	676,000	675,300
6.05%, 06/01/2041	677,000	651,160
EQM Midstream Partners LP
5.50%, 07/15/2028	350,000	340,924
Flex Intermediate Holdco LLC
3.36%, 06/30/2031*	715,000	567,668
4.32%, 12/30/2039*	280,000	194,994
Galaxy Pipeline Assets Bidco, Ltd.
2.94%, 09/30/2040*	457,890	350,603
Gray Oak Pipeline LLC
2.60%, 10/15/2025*	1,345,000	1,280,487
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,442,249
Kinder Morgan, Inc.
5.00%, 02/01/2029	459,000	447,825
MPLX LP
4.95%, 03/14/2052	3,197,000	2,672,060
NGPL PipeCo LLC
3.25%, 07/15/2031*	410,000	341,574
ONEOK Partners LP
6.65%, 10/01/2036	240,000	248,299
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,440,950
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,021,000	972,999
4.50%, 05/15/2030	657,000	616,833
Southern Natural Gas Co. LLC
4.80%, 03/15/2047*	102,000	80,814
Targa Resources Corp.
4.20%, 02/01/2033	507,000	447,522
4.95%, 04/15/2052	836,000	696,062
6.13%, 03/15/2033	2,375,000	2,404,561
TransCanada PipeLines, Ltd.
4.75%, 05/15/2038	300,000	263,069
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,474,000	2,446,087
		29,975,463
Private Equity — 0.0%
Brookfield Finance, Inc.
3.90%, 01/25/2028	148,000	140,324
4.70%, 09/20/2047	35,000	28,922
4.85%, 03/29/2029	197,000	191,306
		360,552
Real Estate — 0.0%
GAIF Bond Issuer Pty., Ltd.
3.40%, 09/30/2026*	263,000	248,720
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	229,688
		478,408
REITS — 1.4%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	260,000	191,009

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
3.80%, 04/15/2026	$ 70,000	$ 67,553
4.00%, 02/01/2050	334,000	241,309
American Tower Corp.
1.50%, 01/31/2028	610,000	524,445
1.88%, 10/15/2030	545,000	432,010
2.10%, 06/15/2030	300,000	244,791
3.38%, 10/15/2026	175,000	166,226
3.70%, 10/15/2049	615,000	426,356
Boston Properties LP
2.55%, 04/01/2032	3,765,000	2,880,287
6.50%, 01/15/2034	1,676,000	1,675,311
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	332,241
2.50%, 08/16/2031	215,000	172,214
3.85%, 02/01/2025	200,000	196,797
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	145,748
2.75%, 04/15/2031	624,000	501,292
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	67,902
DOC DR LLC
2.63%, 11/01/2031	265,000	213,357
Equinix, Inc.
2.00%, 05/15/2028	500,000	433,737
2.15%, 07/15/2030	2,406,000	1,960,883
Essex Portfolio LP
2.65%, 03/15/2032	365,000	293,143
Extra Space Storage LP
2.40%, 10/15/2031	255,000	202,455
4.00%, 06/15/2029	415,000	383,517
5.90%, 01/15/2031	410,000	412,016
Goodman US Finance Three LLC
3.70%, 03/15/2028*	215,000	197,367
Healthcare Realty Holdings LP
2.00%, 03/15/2031	300,000	231,657
3.10%, 02/15/2030	795,000	677,368
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	587,894
3.50%, 07/15/2029	356,000	322,989
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	2,906,253
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	235,407
NNN REIT, Inc.
4.00%, 11/15/2025	291,000	283,522
Public Storage Operating Co.
1.95%, 11/09/2028	315,000	272,557
2.25%, 11/09/2031	265,000	212,519
Regency Centers LP
2.95%, 09/15/2029	335,000	294,545
4.13%, 03/15/2028	400,000	379,830
Sabra Health Care LP
3.20%, 12/01/2031	430,000	345,492
Safehold GL Holdings LLC
2.80%, 06/15/2031	1,200,000	981,978
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,811,385
Scentre Group Trust 1/Scentre Group Trust 2
3.50%, 02/12/2025*	400,000	392,485
Scentre Group Trust 2
4.75%, 09/24/2080*	195,000	185,666
Security Description	Shares or Principal Amount	Value

REITS (continued)
SITE Centers Corp.
4.70%, 06/01/2027	$ 94,000	$ 91,932
UDR, Inc.
2.10%, 08/01/2032	310,000	234,826
3.00%, 08/15/2031	55,000	46,601
3.20%, 01/15/2030	370,000	328,435
Welltower OP LLC
3.10%, 01/15/2030	260,000	228,377
6.50%, 03/15/2041	250,000	261,149
WP Carey, Inc.
2.40%, 02/01/2031	395,000	320,734
4.25%, 10/01/2026	790,000	766,046
		24,761,613
Retail — 0.4%
7-Eleven, Inc.
1.80%, 02/10/2031*	260,000	204,005
2.50%, 02/10/2041*	266,000	170,291
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	545,000	398,586
3.63%, 05/13/2051*	610,000	425,312
AutoZone, Inc.
1.65%, 01/15/2031	340,000	267,160
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,681,302
McDonald's Corp.
4.70%, 12/09/2035	155,000	144,448
6.30%, 10/15/2037	102,000	107,437
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	185,000	174,679
Penske Automotive Group, Inc.
3.75%, 06/15/2029	2,941,000	2,584,975
		6,158,195
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	473,000	325,847
Broadcom, Inc.
1.95%, 02/15/2028*	600,000	527,166
3.14%, 11/15/2035*	2,538,000	1,969,609
3.19%, 11/15/2036*	710,000	544,424
4.93%, 05/15/2037*	1,552,000	1,417,316
Intel Corp.
5.70%, 02/10/2053	450,000	429,700
KLA Corp.
3.30%, 03/01/2050	350,000	239,774
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.50%, 05/11/2031	725,000	591,849
3.25%, 05/11/2041	745,000	525,265
QUALCOMM, Inc.
4.50%, 05/20/2052	290,000	243,929
Texas Instruments, Inc.
5.05%, 05/18/2063	427,000	386,816
		7,201,695
Software — 0.4%
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,525,738
4.40%, 07/01/2049	175,000	139,817
5.60%, 03/02/2033	1,191,000	1,179,992
Microsoft Corp.
3.04%, 03/17/2062	91,000	58,074
Oracle Corp.
3.80%, 11/15/2037	200,000	160,192

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
3.85%, 07/15/2036	$ 54,000	$ 44,239
3.90%, 05/15/2035	46,000	38,832
4.30%, 07/08/2034	81,000	71,938
4.38%, 05/15/2055	200,000	150,974
4.90%, 02/06/2033	510,000	482,814
5.55%, 02/06/2053	360,000	330,858
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,542,799
VMware LLC
1.40%, 08/15/2026	859,000	781,157
		7,507,424
Telecommunications — 1.0%
AT&T, Inc.
1.65%, 02/01/2028	110,000	96,122
2.25%, 02/01/2032	765,000	604,198
2.75%, 06/01/2031	400,000	334,739
3.50%, 06/01/2041	304,000	225,416
3.55%, 09/15/2055	1,393,000	908,513
Cisco Systems, Inc.
5.05%, 02/26/2034	295,000	288,552
Corning, Inc.
3.90%, 11/15/2049	580,000	429,916
Deutsche Telekom International Finance BV
4.88%, 03/06/2042*	400,000	354,839
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	875,019
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,761,645
4.55%, 03/15/2052	3,714,000	2,937,511
Sprint Capital Corp.
6.88%, 11/15/2028	228,000	238,758
Sprint LLC
7.63%, 03/01/2026	155,000	159,048
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,384,443
4.38%, 04/15/2040	317,000	270,060
5.05%, 07/15/2033	570,000	546,040
5.15%, 04/15/2034	318,000	306,182
Verizon Communications, Inc.
2.10%, 03/22/2028	54,000	47,814
2.65%, 11/20/2040	495,000	330,741
Vodafone Group PLC
4.88%, 06/19/2049	450,000	381,142
5.63%, 02/10/2053	847,000	792,845
6.25%, 11/30/2032	300,000	312,883
		16,586,426
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.90%, 11/19/2029	623,000	567,321
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	137,760
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	321,282
CSX Corp.
3.35%, 09/15/2049	85,000	58,346
4.75%, 11/15/2048	345,000	301,299
Union Pacific Corp.
4.10%, 09/15/2067	100,000	73,759
		892,446
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Capital Corp.
2.80%, 05/01/2030	$ 500,000	$ 431,038
3.45%, 06/01/2029	450,000	411,479
		842,517
Total Corporate Bonds & Notes (cost $595,256,183)		529,988,345
ASSET BACKED SECURITIES — 9.5%
Auto Loan Receivables — 2.3%
American Credit Acceptance Receivables Trust
Series 2024-2, Class B 6.10%, 12/13/2027*	1,432,000	1,431,233
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	491,171	492,596
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,016,815
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	901,000	894,059
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	1,130,000	1,120,984
Chesapeake Funding II LLC
Series 2023-1A, Class A1 5.65%, 05/15/2035*	567,901	566,561
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	787,000	781,206
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class C 1.63%, 09/16/2030*	282,000	276,013
Series 2023-3A, Class A 6.39%, 08/15/2033*	1,000,000	1,008,417
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,476,526
Series 2022-3A, Class C 8.45%, 02/15/2033*	1,600,000	1,652,677
DT Auto Owner Trust
Series 2021-2A, Class C 1.10%, 02/16/2027*	281,760	279,959
Series 2022-2A, Class B 4.22%, 01/15/2027*	1,716,353	1,710,930
Series 2023-1A, Class A 5.48%, 04/15/2027*	654,149	653,444
Series 2023-2A, Class C 5.79%, 02/15/2029*	1,494,000	1,485,267
Enterprise Fleet Financing LLC
Series 2023-3, Class A2 6.40%, 03/20/2030*	1,242,000	1,254,313
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	2,100,000	2,043,777
Series 2022-4A, Class D 5.98%, 12/15/2028	1,700,000	1,688,484
Series 2023-3A, Class C 6.21%, 06/15/2028	1,000,000	1,000,151
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	1,962,000	1,948,557

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Flagship Credit Auto Trust
Series 2019-4, Class D 3.12%, 01/15/2026*	$ 1,188,804	$ 1,175,463
Series 2022-4, Class C 7.71%, 10/16/2028*	1,700,000	1,745,802
GLS Auto Receivables Issuer Trust
Series 2021-3A, Class D 1.48%, 07/15/2027*	2,900,000	2,737,772
Series 2023-3A, Class C 6.01%, 05/15/2029*	758,000	755,355
GLS Auto Select Receivables Trust
Series 2023-2A, Class A2 6.37%, 06/15/2028*	852,924	857,005
Santander Drive Auto Receivables Trust
Series 2022-4, Class A3 4.14%, 02/16/2027	993,055	988,981
Series 2022-6, Class D 5.69%, 02/18/2031	2,200,000	2,171,473
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,458,255
Sonoran Auto Receivables Trust
Series 2017-1 4.75%, 07/15/2024(4)	2,742	2,742
Series 2018-1 4.75%, 06/15/2025(4)	42,339	42,234
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	2,200,000	752,976
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	1,315,000	1,310,759
Series 2023-4A, Class C 6.64%, 11/15/2028*	1,013,000	1,023,978
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,750,000	1,755,059
		39,559,823
Credit Card Receivables — 0.2%
Continental Finance Credit Card ABS Master Trust
Series 2020-1A, Class A 2.24%, 12/15/2028*	489,672	484,993
Series 2022-A, Class A 6.19%, 10/15/2030*	1,700,000	1,684,902
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A 8.04%, 09/20/2027*	1,850,000	1,865,484
		4,035,379
Other Asset Backed Securities — 7.0%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 6.24%, (SOFR30A+0.91%), 12/26/2044*	110,317	107,438
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	574,924	523,709
Allegro CLO II-S, Ltd. FRS
Series 2014-1RA, Class A2 7.19%, (TSFR3M+1.86%), 10/21/2028*	2,477,180	2,477,405
American Homes 4 Rent Trust
Series 2015-SFR1, Class A 3.47%, 04/17/2052*	829,433	811,110
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2014-SFR3, Class A 3.68%, 12/17/2036*	$ 1,234,442	$ 1,218,066
Series 2014-SFR3, Class C 4.60%, 12/17/2036*	150,000	148,395
Series 2015-SFR1, Class E 5.64%, 04/17/2052*	370,000	366,815
Series 2015-SFR2, Class E 6.07%, 10/17/2052*	500,000	496,734
Series 2014-SFR3, Class E 6.42%, 12/17/2036*	275,000	274,286
AMSR Trust
Series 2020-SFR4, Class C 1.86%, 11/17/2037*	2,000,000	1,871,601
Series 2020-SFR3, Class E1 2.56%, 09/17/2037*	1,535,000	1,452,104
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,564,593
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	869,460	852,632
Business Jet Securities 2024-1 LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	600,000	596,186
Series 2024-1A, Class B 6.92%, 05/15/2039*	100,000	100,042
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	403,110	376,924
Series 2021-1A, Class B 2.92%, 04/15/2036*	966,020	903,051
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	1,398,751	1,318,860
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	368,750	317,261
CARS-DB4 LP
Series 2020-1A, Class A4 3.19%, 02/15/2050*	1,170,147	1,135,471
CFIN Issuer LLC
Series 2022-RTL1, Class AA 3.25%, 02/16/2026*	901,818	871,343
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.30%, (TSFR3M+1.96%), 11/07/2030*	3,656,527	3,656,779
Series 2018-28A, Class BR 7.75%, (TSFR3M+2.41%), 11/07/2030*	2,328,072	2,316,858
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	485,227	474,627
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,665,357
Cutwater, Ltd. FRS
Series 2015-1A, Class BR 7.39%, (TSFR3M+2.06%), 01/15/2029*	2,527,370	2,525,434
DataBank Issuer LLC
Series 2021-1A, Class A2 2.06%, 02/27/2051*	1,250,000	1,140,106
Diversified ABS Phase III LLC
Series 2022-1, Class A2 4.88%, 04/28/2039*	2,074,346	1,846,376

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Diversified ABS Phase VI LLC
Series VI, Class A 7.50%, 11/28/2039	$ 854,394	$ 823,721
DLLST LLC
Series 2024-1A, Class A2 5.33%, 01/20/2026*	476,980	475,302
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	725,015	726,460
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 7.14%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,487,300
FirstKey Homes Trust
Series 2020-SFR1, Class D 2.24%, 08/17/2037*	1,500,000	1,414,848
Series 2020-SFR2, Class E 2.67%, 10/19/2037*	1,500,000	1,410,927
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	844,499
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2026*(2)	2,200,000	1,927,405
Series 2021-GT2, Class A 3.85%, 10/25/2026*(2)	1,750,000	1,536,044
Series 2020-GT1, Class A 4.45%, 01/25/2026*(2)	2,000,000	1,830,195
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(2)	2,160,000	2,097,736
Foundation Finance Trust
Series 2019-1A, Class A 3.86%, 11/15/2034*	14,968	14,909
Series 2023-2A, Class D 9.10%, 06/15/2049*	1,200,000	1,226,128
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	528,752	437,679
Series 2017-2A, Class A 3.26%, 10/15/2053*	391,071	342,841
Series 2017-1A, Class A 3.74%, 10/15/2052*	80,889	71,840
Series 2017, Class R1 5.00%, 10/20/2051	197,184	187,573
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	1,140,517	1,061,091
Grene Energy
11.00%, 01/17/2061(4)	53,681	45,629
Harbourview CLO VII-R, Ltd. FRS
Series 7RA, Class B 7.29%, (TSFR3M+1.96%), 07/18/2031*	2,865,000	2,834,923
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	70,781	61,968
Series 2017-3A, Class A2 3.95%, 09/20/2048*	258,917	224,639
Series 2017-1A, Class A2 4.46%, 09/20/2047*	214,341	191,047
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	768,321	759,518
Series 2022-1, Class A2 7.80%, 11/10/2037	990,118	955,563
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR 7.32%, (TSFR3M+2.00%), 07/20/2031*	$ 2,723,886	$ 2,724,123
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	603,579	602,972
Lendmark Funding Trust
Series 2023-1A, Class B 5.60%, 05/20/2033*	1,285,000	1,258,387
Series 2023-1A, Class C 6.16%, 05/20/2033*	665,000	653,448
Madison Park Funding XXIII, Ltd. FRS
Series 2017-23A, Class CR 7.59%, (TSFR3M+2.26%), 07/27/2031*	3,200,273	3,202,158
MAN US CLO, Ltd. FRS
Series 2023-1A, Class B 8.32%, (TSFR3M+3.00%), 07/20/2035*	1,900,921	1,931,634
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.24%, (TSFR3M+1.91%), 01/29/2030*	4,114,474	4,111,228
MNR ABS Issuer I LLC
8.95%, 12/15/2038	771,709	772,584
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	391,637	362,324
Neuberger Berman CLO XV FRS
Series 2013-15A, Class CR2 7.44%, (TSFR3M+2.11%), 10/15/2029*	1,414,771	1,414,707
Neuberger Berman CLO XXI, Ltd. FRS
Series 2016-21A, Class CR2 7.64%, (TSFR3M+2.31%), 04/20/2034*	1,276,441	1,277,162
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A 3.10%, 07/25/2026*	1,317,153	1,229,680
Series 2021-FNT2, Class A 3.23%, 05/25/2026*	791,922	743,631
Series 2020-PLS1, Class A 3.84%, 12/25/2025*	660,303	633,726
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.34%, (TSFR3M+2.01%), 04/22/2030*	2,169,250	2,164,113
Series 2019-1A, Class CR 7.94%, (TSFR3M+2.61%), 04/22/2030*	2,324,266	2,301,149
Octane Receivables Trust
Series 2021-1A, Class B 1.53%, 04/20/2027*	700,000	679,600
Series 2021-1A, Class C 2.23%, 11/20/2028*	600,000	571,888
OL SP LLC
Series 2018, Class A 4.16%, 02/09/2030	202,088	201,930
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	1,769,000	1,770,768
Oportun Funding XIV LLC
Series 2021-A, Class A 1.21%, 03/08/2028*	211,742	204,579
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	1,100,000	1,038,886
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	1,100,000	1,039,500

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
PNMAC GMSR Issuer Trust FRS
Series 2022-GT1, Class A 9.58%, (SOFR30A+4.25%), 05/25/2027*	$ 1,650,000	$ 1,672,331
PRET LLC VRS
Series 2021-RN4, Class A1 2.49%, 10/25/2051*(2)	2,397,162	2,303,931
Pretium Mtg. Credit Partners I LLC
Series 2021-NPL1, Class A1 5.24%, 09/27/2060*(7)	1,066,969	1,050,007
Progress Residential Trust
Series 2021-SFR6, Class E1 2.43%, 07/17/2038*	1,800,000	1,624,629
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,792,458
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	1,500,000	1,391,734
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,528,560
Race Point VIII CLO, Ltd. FRS
Series 2013-8A, Class AR2 6.62%, (TSFR3M+1.30%), 02/20/2030*	1,217,882	1,217,866
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	108,665	96,828
Rockford Tower CLO 2020-1, Ltd. FRS
Series 2020-1A, Class BR 7.42%, (TSFR3M+2.10%), 01/20/2036*	1,891,996	1,899,386
RT Finance LLC
Series 2023-1, Class A 7.85%, 10/15/2043	1,018,241	1,017,596
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,566,529
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	251,338	249,169
Series 2024-1A, Class A2 5.70%, 05/20/2054*	525,082	521,951
Stratus Static CLO, Ltd. FRS
Series 2022-3A, Class BR 7.22%, (TSFR3M+1.90%), 10/20/2031*	512,790	512,897
Theorem Funding Trust
Series 2022-2A, Class A 6.06%, 12/15/2028*	348,744	347,493
Tricon American Homes Trust
Series 2019-SFR1, Class D 3.20%, 03/17/2038*	1,657,000	1,562,979
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,504	1,870,536
VOLT C LLC
Series 2021-NPL9, Class A1 4.99%, 05/25/2051*(7)	520,819	500,434
VOLT CI LLC
Series 2021-NP10, Class A1 4.99%, 05/25/2051*(7)	667,978	640,235
VOLT XCII LLC
Series 2021-NPL1, Class A1 4.89%, 02/27/2051*(7)	339,108	329,777
VOLT XCIII LLC
Series 2021-NPL2, Class A1 4.89%, 02/27/2051*(7)	1,270,862	1,237,395
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
VOLT XCIV LLC
Series 2021-NPL3, Class A1 5.24%, 02/27/2051*(7)	$ 902,029	$ 884,490
VOLT XCIX LLC
Series 2021-NPL8, Class A1 5.12%, 04/25/2051*(7)	531,533	518,421
VOLT XCV LLC
Series 2021-NPL4, Class A1 5.24%, 03/27/2051*(7)	558,080	547,898
VOLT XCVI LLC
Series 2021-NPL5, Class A1 5.12%, 03/27/2051*(7)	694,099	680,825
VOLT XCVII LLC
Series 2021-NPL6, Class A1 5.24%, 04/25/2051*(7)	837,016	816,937
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.04%, (TSFR3M+1.71%), 10/15/2030*	1,058,177	1,053,152
Series 2012-4A, Class BR3 7.54%, (TSFR3M+2.21%), 10/15/2030*	446,999	446,083
Series 2012-4A, Class C1R3 8.89%, (TSFR3M+3.56%), 10/15/2030*	631,645	631,907
VSE VOI Mtg. LLC
Series 2018-A, Class A 3.56%, 02/20/2036*	85,050	84,087
		119,888,046
Total Asset Backed Securities (cost $168,747,704)		163,483,248
COLLATERALIZED MORTGAGE OBLIGATIONS — 11.7%
Commercial and Residential — 7.0%
ACREC, Ltd. FRS
Series 2021-FL1, Class C 7.58%, (TSFR1M+2.26%), 10/16/2036*	1,389,000	1,345,828
Series 2021-FL1, Class D 8.08%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,603,322
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class C 8.08%, (TSFR1M+2.76%), 01/15/2037*	1,682,000	1,633,106
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL2, Class B 7.04%, (TSFR1M+1.71%), 05/15/2036*	625,500	617,498
Series 2021-FL3, Class C 7.29%, (TSFR1M+1.96%), 08/15/2034*	951,500	925,745
Series 2021-FL1, Class C 7.44%, (TSFR1M+2.11%), 12/15/2035*	461,000	452,835
Series 2021-FL3, Class D 7.64%, (TSFR1M+2.31%), 08/15/2034*	527,000	497,959
Series 2021-FL4, Class C 7.74%, (TSFR1M+2.41%), 11/15/2036*	1,850,500	1,801,261
Series 2022-FL1, Class D 8.33%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	4,911,252
Series 2021-FL1, Class D 8.39%, (TSFR1M+3.06%), 12/15/2035*	424,000	413,290
AREIT Trust FRS
Series 2019-CRE3, Class B 6.98%, (TSFR1M+1.66%), 09/14/2036*	1,928,761	1,843,530
Series 2022-CRE6, Class B 7.18%, (SOFR30A+1.85%), 01/20/2037*	614,000	603,604
Series 2019-CRE3, Class C 7.33%, (TSFR1M+2.01%), 09/14/2036*	1,015,000	959,877
Series 2022-CRE6, Class C 7.48%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,235,110

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2019-CRE3, Class D 8.08%, (TSFR1M+2.76%), 09/14/2036*	$ 884,500	$ 829,649
Series 2022-CRE6, Class D 8.18%, (SOFR30A+2.85%), 01/20/2037*	537,000	504,070
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,579,745
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(2)	1,486,048	1,518,245
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,154,840
BDS, Ltd. FRS
Series 2021-FL7, Class B 6.93%, (TSFR1M+1.61%), 06/16/2036*	684,000	671,123
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.65%, 08/25/2033(2)	64,206	58,015
BSPRT Issuer, Ltd. FRS
Series 2021-FL7, Class C 7.74%, (TSFR1M+2.41%), 12/15/2038*	450,000	436,339
Series 2021-FL7, Class D 8.19%, (TSFR1M+2.86%), 12/15/2038*	513,000	492,166
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.73%, (TSFR1M+1.41%), 05/15/2038*	2,281,000	2,122,141
Series 2020-FL2, Class B 6.83%, (TSFR1M+1.51%), 02/15/2038*	875,000	773,739
Series 2021-FL4, Class B 6.98%, (TSFR1M+1.66%), 05/15/2038*	4,995,500	4,624,417
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,682,633
CHCP, Ltd. FRS
Series 2021-FL1, Class B 7.08%, (TSFR1M+1.76%), 02/15/2038*	566,500	560,558
Series 2021-FL1, Class C 7.53%, (TSFR1M+2.21%), 02/15/2038*	642,000	630,451
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(2)	843,000	782,944
CLNC, Ltd. FRS
Series 2019-FL1, Class B 7.33%, (TSFR1M+2.01%), 08/20/2035*	910,000	900,517
Series 2019-FL1, Class C 7.83%, (TSFR1M+2.51%), 08/20/2035*	1,480,000	1,452,608
COMM Mtg. Trust
Series 2020-CBM, Class A2 2.90%, 02/10/2037*	1,950,000	1,884,091
Series 2015-DC1, Class A5 3.35%, 02/10/2048	5,000,000	4,902,828
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	4,688,607
Series 2015-CR24, Class A5 3.70%, 08/10/2048	770,833	748,818
Series 2015-LC21, Class A4 3.71%, 07/10/2048	2,496,639	2,433,600
Series 2015-CR25, Class A4 3.76%, 08/10/2048	625,000	607,306
Series 2015-PC1, Class A5 3.90%, 07/10/2050	1,137,175	1,114,479
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(2)	$ 1,790,000	$ 1,630,469
Commercial Mtg. Trust
Series 2015-LC19, Class A4 3.18%, 02/10/2048	5,000,000	4,903,343
DBWF Mtg. Trust
Series 2015-LCM, Class A1 3.00%, 06/10/2034*	341,902	323,878
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.54%, 06/10/2034*(2)	1,000,000	891,519
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 6.17%, (TSFR1M+0.85%), 07/19/2044	377,853	342,416
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 5.93%, (TSFR1M+0.61%), 09/25/2035	2,310	2,255
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*	1,180,000	1,123,799
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.19%, 03/25/2035(2)	61,328	57,542
JPMBB Commercial Mtg. Securities Trust
Series 2014-C26, Class A4 3.49%, 01/15/2048	5,000,000	4,915,731
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 5.31%, 10/25/2033(2)	134,764	124,597
LCM Trust FRS
Series 2021-FL2, Class C 7.59%, (TSFR1M+2.26%), 12/13/2038*	1,072,500	1,014,327
LFT CRE, Ltd. FRS
Series 2021-FL1, Class C 7.39%, (TSFR1M+2.06%), 06/15/2039*	2,150,000	2,091,144
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.19%, (TSFR1M+1.86%), 07/15/2036*	3,077,500	3,044,472
Series 2021-CRE5, Class B 7.44%, (TSFR1M+2.11%), 07/15/2036*	1,115,000	1,088,718
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 6.07%, (TSFR1M+0.75%), 10/25/2028	66,142	61,530
Series 2003-G, Class A2 6.49%, (TSFR6M+1.11%), 01/25/2029	171,131	164,603
MF1 LLC FRS
Series 2024-FL14, Class AS 7.56%, (TSFR1M+2.24%), 03/19/2039*	2,090,344	2,087,215
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class C 7.13%, (TSFR1M+1.81%), 07/15/2036*	1,348,500	1,322,245
MF1, Ltd. FRS
Series 2022-FL8, Class C 7.52%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,290,954
Series 2020-FL4, Class AS 7.53%, (TSFR1M+2.21%), 11/15/2035*	1,334,500	1,330,124
Series 2022-FL8, Class D 7.97%, (TSFR1M+2.65%), 02/19/2037*	767,466	727,505
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C21, Class A4 3.34%, 03/15/2048	1,207,415	1,176,762

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Morgan Stanley Residential Mtg. Loan Trust
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*	$ 1,979,203	$ 1,970,199
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,680,205
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	822,826
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	1,808,281	1,865,696
New Residential Mtg. Loan Trust
Series 2024-RTL1, Class A1 1.00%, 03/25/2039*	1,585,000	1,575,525
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(7)	521,392	495,596
PRPM LLC VRS
Series 2021-2, Class A1 5.12%, 03/25/2026*(2)	676,660	663,615
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class C 7.63%, (TSFR1M+2.31%), 11/25/2036*	720,000	709,707
Series 2021-FL7, Class D 8.38%, (TSFR1M+3.06%), 11/25/2036*	845,000	823,913
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 6.11%, (TSFR1M+0.79%), 10/20/2034	264,687	236,775
Series 2003-1, Class 1A 6.19%, (TSFR1M+0.87%), 04/20/2033	248,564	233,208
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,605,386
Starwood Commercial Mtg., Ltd. FRS
Series 2022-FL3, Class B 7.28%, (SOFR30A+1.95%), 11/15/2038*	759,000	727,173
Series 2021-FL2, Class C 7.53%, (TSFR1M+2.21%), 04/18/2038*	1,072,500	976,911
Series 2022-FL3, Class C 7.53%, (SOFR30A+2.20%), 11/15/2038*	1,436,000	1,355,240
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 5.93%, (TSFR1M+0.61%), 07/19/2035	184,487	172,128
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.61%, 12/25/2044(2)	49,063	45,487
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(2)	2,643,949	2,172,475
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,547,447
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*	1,115,002	1,102,031
VM Master Issuer LLC VRS
Series 2022-1, Class A1 5.16%, 05/24/2025*(2)	1,900,000	1,859,393
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 5.89%, (TSFR1M+0.57%), 04/25/2045	16,792	16,221
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Wells Fargo Commercial Mtg. Trust
Series 2016-C34, Class A4 3.10%, 06/15/2049	$ 1,100,000	$ 1,043,862
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,726,483
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	4,922,339
Series 2015-C30, Class A4 3.66%, 09/15/2058	729,000	705,637
Series 2014-LC16, Class A5 3.82%, 08/15/2050	1,443,309	1,438,589
		121,207,361
U.S. Government Agency — 4.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70%, 11/25/2049*(2)	690,000	652,983
Series 2018-W5FX, Class BFX 3.79%, 04/25/2028*(2)	2,000,000	1,791,562
Series 2015-K44, Class B 3.85%, 01/25/2048*(2)	3,390,000	3,326,316
Series 2014-K40, Class C 4.19%, 11/25/2047*(2)	639,000	631,390
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
K044, Class A2 2.81%, 01/25/2025	534,205	523,968
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	1,899,384
Series K065, Class A2 3.24%, 04/25/2027	776,000	734,306
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.22%, 07/25/2029(2)(8)	1,912,576	87,728
Series K098, Class X1 1.27%, 08/25/2029(2)(8)	3,299,311	159,699
Series K110, Class XAM 1.98%, 04/25/2030(2)(8)	914,237	83,594
Series K070, Class A2 3.30%, 11/25/2027(2)	681,000	640,229
Series W5FX, Class AFX 3.34%, 04/25/2028(2)	719,000	665,250
Series K-150, Class A2 3.71%, 09/25/2032(2)	1,895,000	1,710,134
Series K077, Class AM 3.85%, 05/25/2028(2)	2,745,000	2,617,456
Series K081, Class A2 3.90%, 08/25/2028(2)	1,255,000	1,195,994
Series K-160, Class A2 4.50%, 08/25/2033(2)	2,000,000	1,904,894
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(9)	246,390	195,603
Series 3582, Class MO Zero Coupon, 10/15/2039(9)	239,781	207,142
Series 4371, Class GZ 2.00%, 05/15/2042	1,448,812	1,228,789
Series 5190, Class EC 2.00%, 12/25/2051	1,933,709	1,635,241
Series 4533, Class GA 3.00%, 06/15/2028	89,774	87,806

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 4474, Class HJ 3.00%, 07/15/2039	$ 65,198	$ 60,040
Series 4623, Class WI 4.00%, 08/15/2044(8)	31,479	3,270
Series 4471, Class PI 4.50%, 12/15/2040(8)	16,530	1,427
Series 2691, Class ZU 5.50%, 09/15/2033	883,489	884,000
Series 3845, Class AI 5.50%, 02/15/2036(8)	30,558	5,389
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 5.94%, (SOFR30A+0.61%), 07/15/2042	110,941	108,917
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	196,801	163,081
Series 2023-1, Class MT 3.00%, 10/25/2062	1,906,581	1,558,431
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,383,780	1,995,571
Series 2018-1, Class M60C 3.50%, 05/25/2057	2,106,397	1,878,541
Series 2019-1, Class MT 3.50%, 07/25/2058	1,117,116	964,553
Series 2019-2, Class MA 3.50%, 08/25/2058	2,199,106	2,030,114
Series 2019-3, Class MA 3.50%, 10/25/2058	148,601	137,637
Series 2019-3, Class MB 3.50%, 10/25/2058	723,627	554,245
Series 2019-3, Class MV 3.50%, 10/25/2058	188,466	165,540
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,542,835	1,394,636
Series 2019-4, Class M55D 4.00%, 02/25/2059	830,243	748,373
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	405,991	355,385
3.00%, 01/15/2044	159,873	140,885
3.50%, 07/15/2042	849,403	766,783
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	1,512,215	1,407,970
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO Zero Coupon, 03/25/2038(9)	391,186	323,852
Series 2021-M3, Class 1A1 1.00%, 11/25/2033	150,257	146,185
Series 2020-M50, Class A2 1.20%, 10/25/2030	348,870	311,618
Series 2020-M38, Class 2A1 1.59%, 11/25/2028	310,842	272,243
Series 2016-19, Class AD 2.00%, 04/25/2046	99,984	88,235
Series 2015-M7, Class A2 2.59%, 12/25/2024	1,894,045	1,857,796
Series 2013-1, Class YI 3.00%, 02/25/2033(8)	117,395	9,418
Series 2013-64, Class KI 3.00%, 02/25/2033(8)	26,969	1,993
Series 2016-38, Class NA 3.00%, 01/25/2046	268,876	238,737
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2010-43, Class AH 3.25%, 05/25/2040	$ 44,806	$ 40,969
Series 2014-10, Class KM 3.50%, 09/25/2043	98,360	93,160
Series 2014-35, Class CA 3.50%, 06/25/2044	73,927	70,414
Series 2019-7, Class CA 3.50%, 11/25/2057	723,543	668,858
Series 2010-113, Class GB 4.00%, 10/25/2040	67,162	63,977
Series 2016-40, Class IQ 4.00%, 07/25/2046(8)	167,367	30,833
Series 2010-47, Class MB 5.00%, 09/25/2039	624,637	614,723
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,455,766	1,459,019
Series 2002-56, Class ZQ 6.00%, 09/25/2032	153,196	153,496
Series 2005-109, Class GE 6.00%, 12/25/2035	1,397,000	1,310,348
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76%, 11/25/2031(2)	2,400,000	1,886,130
Series 2020-M50, Class X1 1.93%, 10/25/2030(2)(8)	5,204,421	296,956
Series 2021-M3, Class X1 2.03%, 11/25/2033(2)(8)	4,481,876	346,523
Series 2020-M38, Class X2 2.10%, 11/25/2028(2)(8)	2,030,716	116,944
Series 2022-M1S, Class A2 2.15%, 04/25/2032(2)	2,470,000	1,983,557
Series 2017-M3, Class A2 2.55%, 12/25/2026(2)	256,809	239,535
Series 2015-M8, Class A2 2.90%, 01/25/2025(2)	1,587,467	1,558,093
Series 2017-M8, Class A2 3.06%, 05/25/2027(2)	924,490	871,490
Series 2015-M10, Class A2 3.09%, 04/25/2027(2)	1,019,731	966,490
Series 2017-M5, Class A2 3.09%, 04/25/2029(2)	610,195	556,440
Series 2015-M2, Class A3 3.12%, 12/25/2024(2)	547,355	538,435
Series 2017-M12, Class A2 3.16%, 06/25/2027(2)	795,817	748,947
Series 2018-M4, Class A2 3.17%, 03/25/2028(2)	638,554	594,273
Series 2018-M3, Class A2 3.17%, 02/25/2030(2)	498,434	450,093
Series 2018-M10, Class A2 3.47%, 07/25/2028(2)	1,510,708	1,416,955
Series 2022-M2S, Class A2 3.88%, 08/25/2032(2)	1,650,000	1,496,264
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(9)	73,968	60,419
Series 2011-123, Class MA 4.00%, 07/20/2041	87,736	81,643
Series 2022-159, Class MV 4.50%, 10/20/2033	225,462	214,647
Series 2012-12, Class KN 4.50%, 09/20/2041	56,344	54,558

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2005-55, Class Z 4.75%, 07/20/2035	$ 1,226,866	$ 1,197,266
Series 2009-92, Class ZC 5.00%, 10/20/2039	537,068	521,036
Series 2010-105, Class B 5.00%, 08/20/2040	517,556	508,929
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 5.88%, (TSFR1M+0.55%), 06/20/2065	398,459	397,664
Series 2015-H16, Class FG 5.88%, (TSFR1M+0.55%), 07/20/2065	726,394	724,797
Series 2015-H16, Class FL 5.88%, (TSFR1M+0.55%), 07/20/2065	1,548,211	1,545,036
Series 2011-H06, Class FA 5.89%, (TSFR1M+0.56%), 02/20/2061	351,145	350,418
Series 2015-H07, Class ES 5.91%, (TSFR1M+0.58%), 02/20/2065	593,627	591,334
Series 2015-H05, Class FC 5.92%, (TSFR1M+0.59%), 02/20/2065	1,966,104	1,952,439
Series 2015-H06, Class FA 5.92%, (TSFR1M+0.59%), 02/20/2065	1,013,953	1,012,210
Series 2015-H08, Class FC 5.92%, (TSFR1M+0.59%), 03/20/2065	3,030,416	3,025,990
Series 2015-H10, Class FC 5.92%, (TSFR1M+0.59%), 04/20/2065	2,075,411	2,071,953
Series 2015-H12, Class FA 5.92%, (TSFR1M+0.59%), 05/20/2065	1,109,431	1,107,795
Series 2013-H18, Class EA 5.94%, (TSFR1M+0.61%), 07/20/2063	130,882	130,716
Series 2015-H23, Class FB 5.96%, (TSFR1M+0.63%), 09/20/2065	580,396	579,716
Series 2015-H26, Class FG 5.96%, (TSFR1M+0.63%), 10/20/2065	427,827	424,971
Series 2012-H08, Class FB 6.04%, (TSFR1M+0.71%), 03/20/2062	198,440	198,411
Series 2014-H09, Class TA 6.04%, (TSFR1M+0.71%), 04/20/2064	89,453	89,429
Series 2015-H29, Class FL 6.04%, (TSFR1M+0.71%), 11/20/2065	1,415,092	1,407,805
Series 2015-H30, Class FE 6.04%, (TSFR1M+0.71%), 11/20/2065	1,767,038	1,766,843
Series 2015-H32, Class FH 6.10%, (TSFR1M+0.77%), 12/20/2065	489,272	489,590
Series 2016-H26, Class FC 6.44%, (TSFR1M+1.11%), 12/20/2066	287,329	287,278
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.39%, 10/20/2040(2)	618,903	616,309
Series 2015-137, Class WA 5.55%, 01/20/2038(2)	18,282	18,165
		80,554,622
Total Collateralized Mortgage Obligations (cost $216,092,856)		201,761,983
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 44.8%
U.S. Government — 24.6%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	303,226
1.25%, 05/15/2050	3,841,000	1,814,422
1.38%, 11/15/2040(10)	20,380,000	12,350,598
1.38%, 08/15/2050	340,000	165,896
1.63%, 11/15/2050	2,825,000	1,476,283
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.75%, 08/15/2041	$ 7,200,000	$ 4,571,719
1.88%, 02/15/2041 to 11/15/2051	16,502,800	10,078,474
2.00%, 11/15/2041 to 08/15/2051	7,355,000	4,293,583
2.25%, 05/15/2041 to 02/15/2052	15,932,000	10,081,010
2.38%, 02/15/2042 to 11/15/2049	14,100,000	9,711,627
2.50%, 02/15/2045	3,900,000	2,676,375
2.75%, 08/15/2042	4,100,000	3,034,320
2.88%, 05/15/2043 to 05/15/2052	7,104,000	5,207,674
3.00%, 11/15/2044 to 08/15/2052	7,028,000	5,090,306
3.13%, 02/15/2043	4,020,000	3,139,055
3.50%, 02/15/2039	351,200	305,969
3.63%, 08/15/2043 to 02/15/2053	13,078,000	10,774,267
3.75%, 11/15/2043	9,944,000	8,483,863
3.88%, 08/15/2040 to 05/15/2043	7,900,000	7,048,611
4.00%, 11/15/2042	4,400,000	3,920,297
4.25%, 11/15/2040	543,000	507,535
4.38%, 02/15/2038 to 08/15/2043	11,660,000	10,902,411
4.50%, 02/15/2044	10,900,000	10,348,187
4.75%, 11/15/2043	7,250,000	7,111,797
5.25%, 11/15/2028	90,000	91,786
United States Treasury Bonds TIPS
1.75%, 01/15/2028(11)	1,732,758	1,694,939
2.50%, 01/15/2029(11)	5,505,831	5,559,975
United States Treasury Bonds STRIPS
Zero Coupon, 08/15/2027 to 02/15/2041	44,373,724	28,942,035
United States Treasury Notes
0.38%, 09/30/2027	820,000	706,065
0.63%, 08/15/2030	620,000	483,455
1.25%, 06/30/2028 to 08/15/2031	9,383,500	8,105,628
1.50%, 02/15/2030	660,000	553,446
1.63%, 05/15/2031	2,305,000	1,886,318
1.75%, 01/31/2029	1,535,000	1,341,206
1.88%, 02/28/2029	23,100,000	20,272,957
2.75%, 05/31/2029	400,000	364,516
2.88%, 05/15/2028 to 05/15/2032	36,525,000	32,684,875
3.13%, 08/31/2029	2,655,000	2,456,290
3.25%, 06/30/2029	7,000,000	6,526,133
3.50%, 02/15/2033	5,300,000	4,846,809
3.75%, 05/31/2030	7,000,000	6,642,617
4.00%, 02/15/2034	19,024,300	18,013,634
4.13%, 02/15/2027 to 07/31/2028	76,500,000	74,773,848
4.38%, 12/15/2026	53,000,000	52,285,742
4.50%, 11/15/2033	1,600,000	1,576,500
5.00%, 08/31/2025	22,100,000	22,043,024
		425,249,303
U.S. Government Agency — 20.2%
Federal Home Loan Mtg. Corp.
2.00%, 04/01/2037 to 04/01/2052	25,104,044	19,377,770
2.50%, 07/01/2050 to 07/01/2053	11,292,595	8,978,201
3.00%, 01/01/2038 to 10/01/2052	9,938,868	8,330,040
3.50%, 11/01/2037 to 05/01/2052	4,140,888	3,659,400
3.75%, 08/01/2032	2,200,000	1,988,206
4.00%, 07/01/2025 to 09/01/2049	2,578,791	2,364,361
4.50%, 07/01/2025 to 11/01/2052	3,353,180	3,137,869
5.00%, 11/01/2035 to 06/01/2053	2,880,605	2,733,208
5.50%, 06/01/2026 to 09/01/2053	5,742,843	5,583,214
Federal National Mtg. Assoc.
1.50%, 02/01/2042	69,347	54,111
1.93%, 11/01/2031	2,600,000	2,080,981
2.00%, 01/01/2032 to 03/01/2052	23,350,773	18,596,097
2.42%, 10/01/2029	1,882,419	1,645,310
2.50%, 11/01/2031 to 03/01/2062	47,945,272	38,325,653

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
2.83%, 05/01/2027	$ 2,412,961	$ 2,257,614
2.92%, 02/01/2030 to 05/01/2030	3,473,569	3,087,425
2.94%, 05/01/2030	1,653,759	1,474,278
2.97%, 06/01/2030	1,781,675	1,592,799
3.00%, 11/01/2028 to 06/01/2062	20,939,101	17,415,156
3.03%, 04/01/2030	2,000,000	1,784,720
3.04%, 12/01/2024	2,277,517	2,237,419
3.07%, 09/01/2024	3,682,231	3,638,804
3.12%, 06/01/2035	2,000,000	1,673,276
3.16%, 02/01/2032	2,607,436	2,299,732
3.50%, 04/01/2038 to 06/01/2062	9,799,637	8,466,859
3.54%, 06/01/2032	2,723,000	2,427,800
3.76%, 12/01/2035	1,727,704	1,547,853
3.77%, 12/01/2025	699,699	681,023
3.81%, 12/01/2028	920,000	869,325
3.89%, 09/01/2032	2,314,000	2,112,560
3.90%, 02/01/2033	2,150,000	1,957,407
3.92%, 09/01/2032	2,000,000	1,832,857
3.95%, 01/01/2027	121,544	117,629
4.00%, 01/01/2035 to 10/01/2049	8,010,557	7,399,856
4.17%, 05/01/2033	1,500,000	1,392,635
4.22%, 10/01/2032	1,664,000	1,559,628
4.31%, 06/01/2030	2,000,000	1,912,196
4.33%, 01/01/2033	2,000,000	1,889,659
4.42%, 02/01/2033	3,110,000	2,947,431
4.50%, 05/01/2025 to 09/01/2052	5,752,343	5,418,638
4.52%, 10/01/2033	800,000	762,071
4.55%, 09/01/2033	2,018,888	1,940,404
4.59%, 04/01/2033	2,083,000	1,986,589
4.74%, 02/01/2033	1,915,000	1,851,361
4.85%, 12/01/2032	1,287,163	1,262,064
5.00%, 03/01/2034 to 07/01/2053	8,848,323	8,432,249
5.08%, 02/01/2030	1,600,000	1,588,705
5.29%, 12/01/2032	1,512,442	1,523,752
5.50%, 07/01/2024 to 05/01/2058	2,922,465	2,883,232
5.55%, 03/01/2038	733,513	733,530
6.00%, 02/01/2033 to 02/01/2053	1,161,949	1,163,903
6.50%, 02/01/2053 to 12/01/2053	888,284	896,515
Federal National Mtg. Assoc. VRS
1.75%, 03/01/2032(2)	3,096,885	2,465,868
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	3,178,119	2,503,690
2.00%, May 30 TBA	4,325,000	3,402,767
2.50%, 08/20/2051 to 04/20/2052	17,975,947	14,753,543
3.00%, 11/20/2044 to 10/20/2052	6,247,390	5,356,789
3.00%, May 30 TBA	1,100,000	935,647
3.50%, 10/20/2033 to 06/20/2052	11,064,790	9,792,660
4.00%, 12/20/2042 to 10/20/2052	10,680,419	9,710,950
4.25%, 01/20/2045 to 06/20/2045	2,959,177	2,741,620
4.50%, 04/15/2039 to 01/20/2053	11,521,188	10,810,514
5.00%, 05/20/2052 to 06/20/2063	9,947,719	9,480,192
5.50%, 12/15/2036 to 07/20/2053	3,048,713	2,991,736
5.50%, May 30 TBA	950,000	931,307
6.00%, 12/15/2032	3,837	3,862
6.00%, May 30 TBA	1,075,000	1,077,709
6.50%, May 30 TBA	825,000	835,295
7.00%, 12/20/2053	174,491	177,668
Government National Mtg. Assoc. FRS
6.64%, (1 Yr USTYCR+1.64%), 05/20/2072	1,774,430	1,845,409
6.68%, (1 Yr USTYCR+1.66%), 04/20/2072	1,964,871	2,043,448
6.71%, (1 Yr USTYCR+1.70%), 03/20/2072	1,849,593	1,926,987
6.80%, (1 Yr USTYCR+1.79%), 09/20/2071	1,938,216	2,020,882
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
6.81%, (1 Yr USTYCR+1.84%), 08/20/2071	$ 2,003,599	$ 2,090,791
6.82%, (1 Yr USTYCR+1.82%), 04/20/2072	1,950,848	2,040,895
6.83%, (1 Yr USTYCR+1.83%), 07/20/2072	1,757,787	1,848,617
6.97%, (1 Yr USTYCR+1.97%), 03/20/2072	1,696,414	1,781,027
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	751,448
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	359,671	320,468
Series 2012-20H, Class 1 2.37%, 08/01/2032	181,297	161,771
Series 2013-20F, Class 1 2.45%, 06/01/2033	502,302	450,579
Series 2013-20G, Class 1 3.15%, 07/01/2033	598,300	550,109
Series 2013-20H, Class 1 3.16%, 08/01/2033	633,445	582,895
Series 2013-20I, Class 1 3.62%, 09/01/2033	282,408	263,739
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	329,183
4.63%, 09/15/2060	240,000	212,416
Uniform Mtg. Backed Securities
2.00%, May 15 TBA	1,100,000	947,462
2.00%, May 30 TBA	1,525,000	1,150,912
2.50%, May 15 TBA	2,500,000	2,213,240
2.50%, May 30 TBA	8,120,000	6,423,374
3.00%, May 15 TBA	1,275,000	1,156,553
3.00%, May 30 TBA	1,250,000	1,031,985
3.50%, May 30 TBA	4,975,000	4,287,648
4.00%, May 30 TBA	1,775,000	1,587,427
5.00%, May 15 TBA	1,075,000	1,055,275
6.00%, May 30 TBA	6,025,000	5,968,987
6.50%, May 30 TBA	4,200,000	4,231,672
		349,120,391
Total U.S. Government & Agency Obligations (cost $869,133,885)		774,369,694
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Sovereign — 0.2%
Kingdom of Saudi Arabia
2.25%, 02/02/2033*	319,000	248,182
Republic of Chile
2.55%, 01/27/2032	256,000	209,287
Republic of Peru
5.63%, 11/18/2050	54,000	50,106
Republic of Poland
5.50%, 03/18/2054	368,000	345,044
United Mexican States
2.66%, 05/24/2031	541,000	438,603
3.75%, 01/11/2028	547,000	511,161
3.77%, 05/24/2061	398,000	241,117
4.40%, 02/12/2052	400,000	287,475
4.60%, 02/10/2048	400,000	302,091
4.75%, 03/08/2044	1,080,000	852,717
6.34%, 05/04/2053	210,000	195,349
Total Foreign Government Obligations (cost $4,629,745)		3,681,132
MUNICIPAL SECURITIES — 0.6%
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	655,000	496,995

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	$ 2,674,000	$ 2,217,958
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,463,340
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	469,070
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,250,000	1,296,225
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	407,351
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	433,839
Village of Bridgeview, Illinois General Obligation Bonds
5.06%, 12/01/2025	185,000	181,638
5.14%, 12/01/2036	3,955,000	3,427,386
Total Municipal Securities (cost $12,012,040)		10,393,802
Total Long-Term Investment Securities (cost $1,865,872,413)		1,683,678,204
SHORT-TERM INVESTMENTS — 2.4%
U.S. Government Agency — 1.9%
Federal Home Loan Bank
5.27%, 05/01/2024	32,988,000	32,983,166
Unaffiliated Investment Companies — 0.5%
State Street Institutional Liquid Reserves Fund, Trust Class 5.34%(12)	8,405,610	8,409,813
Total Short-Term Investments (cost $41,397,813)		41,392,979
REPURCHASE AGREEMENTS — 0.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $535,060 and collateralized by $546,900 of United States Treasury Notes, bearing interest at 4.88% due 04/30/2026 and having an approximate value of $545,884 (cost $535,036)	535,036	535,036
TOTAL INVESTMENTS (cost $1,907,805,262)	99.9%	1,725,606,219
Other assets less liabilities	0.1	1,197,132
NET ASSETS	100.0%	$1,726,803,351
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $386,173,826 representing 22.4% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(4)	Securities classified as Level 3 (see Note 1).
(5)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$396,846	$56,154	$99,212	$25.00	0.0%
(6)	Security in default of interest.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2024.
(8)	Interest Only
(9)	Principal Only
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The rate shown is the 7-day yield as of April 30, 2024.
1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
92	Long	U.S. Treasury 2 Year Notes	June 2024	$18,821,847	$18,644,375	$ (177,472)
230	Long	U.S. Treasury Long Bonds	June 2024	28,024,925	26,176,875	(1,848,050)
389	Long	U.S. Treasury Ultra Bonds	June 2024	49,462,232	46,509,813	(2,952,419)
						$(4,977,941)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$99,212	$99,212
Other Industries	—	529,889,133	—	529,889,133
Asset Backed Securities:
Auto Loan Receivables	—	39,514,847	44,976	39,559,823
Other Asset Backed Securities	—	119,842,417	45,629	119,888,046
Other Industries	—	4,035,379	—	4,035,379
Collateralized Mortgage Obligations	—	201,761,983	—	201,761,983
U.S. Government & Agency Obligations	—	774,369,694	—	774,369,694
Foreign Government Obligations	—	3,681,132	—	3,681,132
Municipal Securities	—	10,393,802	—	10,393,802
Short-Term Investments:
U.S. Government Agency	—	32,983,166	—	32,983,166
Other Short-Term Investments	8,409,813	—	—	8,409,813
Repurchase Agreements	—	535,036	—	535,036
Total Investments at Value	$8,409,813	$1,717,006,589	$189,817	$1,725,606,219
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,977,941	$—	$—	$4,977,941
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Advertising — 1.8%
Trade Desk, Inc., Class A†	140,437	$ 11,635,205
Aerospace/Defense — 1.4%
HEICO Corp., Class A	54,382	9,019,255
Beverages — 1.3%
Celsius Holdings, Inc.†	40,791	2,907,174
Constellation Brands, Inc., Class A	23,006	5,831,101
		8,738,275
Biotechnology — 2.6%
Alnylam Pharmaceuticals, Inc.†	26,415	3,802,439
Amicus Therapeutics, Inc.†	181,580	1,813,984
Apellis Pharmaceuticals, Inc.†	62,079	2,743,271
Exelixis, Inc.†	158,458	3,717,425
Royalty Pharma PLC, Class A	110,387	3,057,720
Sarepta Therapeutics, Inc.†	15,202	1,925,485
		17,060,324
Building Materials — 3.8%
AAON, Inc.	34,172	3,215,243
Eagle Materials, Inc.	17,010	4,264,577
Simpson Manufacturing Co., Inc.	21,527	3,743,330
Trane Technologies PLC	41,493	13,167,389
		24,390,539
Commercial Services — 8.3%
Booz Allen Hamilton Holding Corp.	69,856	10,315,636
Bright Horizons Family Solutions, Inc.†	56,042	5,812,116
Cintas Corp.	14,274	9,397,145
Gartner, Inc.†	21,632	8,925,147
Moody's Corp.	16,094	5,960,091
Quanta Services, Inc.	35,391	9,150,697
Remitly Global, Inc.†	221,157	3,943,229
		53,504,061
Computers — 3.4%
Crowdstrike Holdings, Inc., Class A†	44,085	12,896,626
CyberArk Software, Ltd.†	11,778	2,817,886
Globant SA†	28,518	5,093,030
Rubrik, Inc., Class A†	34,443	1,102,865
		21,910,407
Cosmetics/Personal Care — 0.7%
e.l.f. Beauty, Inc.†	26,059	4,235,369
Distribution/Wholesale — 2.9%
Copart, Inc.†	247,754	13,455,520
Pool Corp.	15,379	5,575,349
		19,030,869
Diversified Financial Services — 6.3%
Air Lease Corp.	98,142	4,930,654
Ares Management Corp., Class A	68,238	9,081,795
Interactive Brokers Group, Inc., Class A	54,829	6,311,915
LPL Financial Holdings, Inc.	20,111	5,412,473
Raymond James Financial, Inc.	43,259	5,277,598
Rocket Cos., Inc., Class A†	297,732	3,656,149
Tradeweb Markets, Inc., Class A	59,139	6,015,028
		40,685,612
Electrical Components & Equipment — 1.0%
AMETEK, Inc.	36,784	6,424,693
Security Description	Shares or Principal Amount	Value

Electronics — 4.8%
Amphenol Corp., Class A	73,278	$ 8,849,784
Garmin, Ltd.	29,795	4,304,484
Hubbell, Inc.	15,874	5,881,635
Jabil, Inc.	35,126	4,122,387
Keysight Technologies, Inc.†	23,549	3,483,839
Mettler-Toledo International, Inc.†	3,377	4,152,697
		30,794,826
Hand/Machine Tools — 0.6%
MSA Safety, Inc.	22,398	4,040,599
Healthcare-Products — 8.7%
Agilent Technologies, Inc.	97,840	13,407,994
Align Technology, Inc.†	23,496	6,634,800
Cooper Cos., Inc.	50,683	4,513,828
Exact Sciences Corp.†	93,700	5,561,095
IDEXX Laboratories, Inc.†	9,110	4,489,044
Inspire Medical Systems, Inc.†	25,012	6,044,400
Natera, Inc.†	89,154	8,280,623
West Pharmaceutical Services, Inc.	20,145	7,201,435
		56,133,219
Healthcare-Services — 3.0%
Acadia Healthcare Co., Inc.†	54,275	4,013,093
Centene Corp.†	63,514	4,640,333
IQVIA Holdings, Inc.†	46,579	10,795,615
		19,449,041
Home Builders — 0.4%
Thor Industries, Inc.	26,828	2,667,240
Insurance — 0.8%
Arthur J Gallagher & Co.	21,302	4,999,366
Internet — 3.6%
DoorDash, Inc., Class A†	104,901	13,559,503
Palo Alto Networks, Inc.†	14,875	4,326,989
Robinhood Markets, Inc., Class A†	186,199	3,070,421
Uber Technologies, Inc.†	39,885	2,643,179
		23,600,092
Leisure Time — 0.6%
Royal Caribbean Cruises, Ltd.†	27,552	3,847,086
Lodging — 1.6%
Hilton Worldwide Holdings, Inc.	35,661	7,035,202
Las Vegas Sands Corp.	73,672	3,268,090
		10,303,292
Machinery-Construction & Mining — 1.0%
Vertiv Holdings Co., Class A	69,899	6,500,607
Machinery-Diversified — 2.3%
Esab Corp.	34,251	3,626,496
Ingersoll Rand, Inc.	80,882	7,547,908
Westinghouse Air Brake Technologies Corp.	24,355	3,923,104
		15,097,508
Media — 0.9%
FactSet Research Systems, Inc.	14,636	6,101,602
Miscellaneous Manufacturing — 1.8%
ITT, Inc.	65,059	8,414,731
Teledyne Technologies, Inc.†	9,343	3,564,168
		11,978,899
Oil & Gas — 0.8%
EOG Resources, Inc.	41,303	5,457,365

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas Services — 1.2%
TechnipFMC PLC	300,160	$ 7,690,099
Pharmaceuticals — 3.6%
Dexcom, Inc.†	89,497	11,401,023
McKesson Corp.	12,468	6,697,934
Neurocrine Biosciences, Inc.†	39,394	5,418,251
		23,517,208
Pipelines — 1.2%
Cheniere Energy, Inc.	51,134	8,069,968
Private Equity — 1.4%
KKR & Co., Inc.	97,141	9,040,913
Retail — 7.9%
AutoZone, Inc.†	977	2,888,403
Burlington Stores, Inc.†	22,126	3,981,352
Chipotle Mexican Grill, Inc.†	1,299	4,104,320
Domino's Pizza, Inc.	20,003	10,586,988
Floor & Decor Holdings, Inc., Class A†	39,082	4,311,917
Lululemon Athletica, Inc.†	7,418	2,674,931
Ross Stores, Inc.	98,498	12,760,416
Tractor Supply Co.	35,932	9,812,311
		51,120,638
Semiconductors — 5.8%
Astera Labs, Inc.†	17,316	1,467,704
Entegris, Inc.	55,885	7,428,234
Lam Research Corp.	4,282	3,829,864
Marvell Technology, Inc.	73,466	4,842,144
Monolithic Power Systems, Inc.	11,848	7,930,222
ON Semiconductor Corp.†	52,459	3,680,523
Onto Innovation, Inc.†	11,495	2,132,208
Rambus, Inc.†	76,047	4,168,896
Teradyne, Inc.	16,471	1,915,907
		37,395,702
Software — 11.4%
Confluent, Inc., Class A†	192,355	5,409,023
Datadog, Inc., Class A†	55,605	6,978,427
Security Description	Shares or Principal Amount	Value

Software (continued)
Elastic NV†	36,715	$ 3,753,007
Gitlab, Inc., Class A†	56,895	2,985,281
HubSpot, Inc.†	17,735	10,727,369
MongoDB, Inc.†	21,786	7,955,811
MSCI, Inc.	13,302	6,195,939
Palantir Technologies, Inc., Class A†	136,700	3,003,299
Procore Technologies, Inc.†	72,929	4,989,802
Snowflake, Inc., Class A†	22,040	3,420,608
Synopsys, Inc.†	10,662	5,657,151
Take-Two Interactive Software, Inc.†	40,233	5,745,675
Workday, Inc., Class A†	17,693	4,330,008
Zoom Video Communications, Inc., Class A†	43,887	2,681,496
		73,832,896
Telecommunications — 0.6%
Arista Networks, Inc.†	15,442	3,961,800
Transportation — 1.5%
JB Hunt Transport Services, Inc.	27,255	4,430,845
Saia, Inc.†	13,276	5,268,315
		9,699,160
Total Long-Term Investment Securities (cost $548,535,607)		641,933,735
REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $4,719,080 and collateralized by $6,952,700 of United States Treasury Bonds bearing interest at 2.50% due 05/15/2046 and having an approximate value of $4,813,323 (cost $4,718,870)	$4,718,870	4,718,870
TOTAL INVESTMENTS (cost $553,254,477)	99.7%	646,652,605
Other assets less liabilities	0.3	1,892,976
NET ASSETS	100.0%	$648,545,581
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$641,933,735	$—	$—	$641,933,735
Repurchase Agreements	—	4,718,870	—	4,718,870
Total Investments at Value	$641,933,735	$4,718,870	$—	$646,652,605
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 26.1%
Aerospace/Defense — 0.1%
L3harris Tech, Inc.
3.83%, 04/27/2025	$ 451,000	$ 443,126
Agriculture — 1.0%
Altria Group, Inc.
2.35%, 05/06/2025	1,808,000	1,748,633
Reynolds American, Inc.
4.45%, 06/12/2025	1,790,000	1,761,032
		3,509,665
Auto Manufacturers — 2.5%
Daimler Truck Finance North America LLC
5.60%, 08/08/2025*	2,625,000	2,617,399
Hyundai Capital America
2.65%, 02/10/2025*	300,000	292,540
5.80%, 06/26/2025*	2,064,000	2,061,598
5.88%, 04/07/2025*	1,184,000	1,183,575
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	2,710,000	2,644,394
		8,799,506
Banks — 8.4%
Australia & New Zealand Banking Group, Ltd. FRS
6.07%, (SOFR+0.75%), 07/03/2025*	1,280,000	1,285,145
6.07%, (SOFR+0.75%), 07/03/2025	2,000,000	2,008,040
Commonwealth Bank of Australia FRS
5.72%, (SOFR+0.40%), 07/07/2025*	2,117,000	2,118,794
5.95%, (SOFR+0.63%), 09/12/2025*	4,828,000	4,844,058
6.06%, (SOFR+0.74%), 03/14/2025	1,543,000	1,549,494
6.06%, (SOFR+0.74%), 03/14/2025*	1,500,000	1,506,313
Cooperatieve Rabobank UA FRS
6.02%, (SOFR+0.70%), 07/18/2025	1,948,000	1,956,221
DBS Group Holdings, Ltd. FRS
5.93%, (SOFR+0.61%), 09/12/2025*	4,700,000	4,715,341
5.93%, (SOFR+0.61%), 09/12/2025	2,715,000	2,723,862
Landeskreditbank Baden-Wuerttemberg Foerderbank FRS
6.36%, (SOFR+1.00%), 04/01/2025	800,000	804,962
National Australia Bank, Ltd. FRS
5.70%, (SOFR+0.38%), 01/12/2025*	550,000	550,444
5.97%, (SOFR+0.65%), 12/10/2025*	2,059,000	2,067,180
6.08%, (SOFR+0.76%), 05/13/2025*	890,000	893,134
Svenska Handelsbanken AB
0.55%, 06/11/2024*	3,000,000	2,983,692
Westpac Banking Corp. FRS
6.04%, (SOFR+0.72%), 11/17/2025	233,000	233,861
		30,240,541
Biotechnology — 0.5%
Amgen, Inc.
3.13%, 05/01/2025	1,785,000	1,740,594
Chemicals — 1.2%
Eastman Chemical Co.
3.80%, 03/15/2025	1,703,000	1,673,059
Nutrien, Ltd.
3.00%, 04/01/2025	2,749,000	2,681,680
		4,354,739
Commercial Services — 0.2%
Global Payments, Inc.
2.65%, 02/15/2025	913,000	890,708
Security Description	Shares or Principal Amount	Value

Computers — 0.5%
HP, Inc.
2.20%, 06/17/2025	$ 1,824,000	$ 1,752,857
Cosmetics/Personal Care — 0.4%
Haleon UK Capital PLC
3.13%, 03/24/2025	1,525,000	1,488,896
Diversified Financial Services — 0.7%
Nomura Holdings, Inc.
1.85%, 07/16/2025	2,769,000	2,634,065
Electric — 2.0%
Constellation Energy Generation LLC
3.25%, 06/01/2025	1,800,000	1,752,917
Enel Finance International NV
4.25%, 06/15/2025*	1,103,000	1,084,570
Entergy Corp.
0.90%, 09/15/2025	1,885,000	1,766,962
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	2,590,000	2,591,681
		7,196,130
Environmental Control — 0.4%
Republic Services, Inc.
3.20%, 03/15/2025	1,591,000	1,557,142
Food — 0.2%
General Mills, Inc.
4.00%, 04/17/2025	812,000	799,567
Gas — 0.5%
NiSource, Inc.
0.95%, 08/15/2025	1,874,000	1,762,858
Healthcare-Products — 0.0%
Zimmer Biomet Holdings, Inc.
3.55%, 04/01/2025	150,000	146,994
Healthcare-Services — 0.4%
Humana, Inc.
4.50%, 04/01/2025	1,280,000	1,265,163
Insurance — 0.6%
Lincoln National Corp.
3.35%, 03/09/2025	175,000	171,149
Principal Life Global Funding II
1.25%, 06/23/2025*	1,900,000	1,809,120
		1,980,269
Internet — 0.8%
Amazon.com, Inc.
0.45%, 05/12/2024	2,781,000	2,776,627
Machinery-Diversified — 0.5%
Otis Worldwide Corp.
2.06%, 04/05/2025	1,851,000	1,790,207
Media — 0.5%
Cox Communications, Inc.
3.85%, 02/01/2025*	1,802,000	1,774,820
Multi-National — 1.0%
FMS Wertmanagement
0.38%, 05/06/2024	3,600,000	3,597,960
Packaging & Containers — 0.8%
Sonoco Products Co.
1.80%, 02/01/2025	1,000,000	969,306

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Packaging & Containers (continued)
WRKCo., Inc.
3.75%, 03/15/2025	$ 1,814,000	$ 1,783,873
		2,753,179
Pharmaceuticals — 0.5%
CVS Health Corp.
3.88%, 07/20/2025	1,811,000	1,771,373
REITS — 0.3%
American Tower Corp.
2.40%, 03/15/2025	920,000	892,477
Retail — 0.5%
AutoZone, Inc.
3.25%, 04/15/2025	1,831,000	1,789,632
Software — 1.0%
Oracle Corp.
2.95%, 05/15/2025	1,817,000	1,767,139
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,825,000	1,788,493
		3,555,632
Telecommunications — 0.5%
Vodafone Group PLC
4.13%, 05/30/2025	1,788,000	1,759,975
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 03/10/2025*	313,000	308,010
Total Corporate Bonds & Notes (cost $93,308,634)		93,332,712
ASSET BACKED SECURITIES — 1.7%
Auto Loan Receivables — 1.2%
Ford Credit Auto Owner Trust
Series 2022-C, Class A3 4.48%, 12/15/2026	4,196,350	4,160,900
Other Asset Backed Securities — 0.5%
Apidos CLO XXXI FRS
Series 2019-31A, Class A1R 6.69%, (TSFR3M+1.36%), 04/15/2031*	2,000,000	2,004,420
Total Asset Backed Securities (cost $6,166,019)		6,165,320
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 30.3%
U.S. Government — 30.3%
United States Treasury Notes FRS
5.43%, (3 UTBMM+0.13%), 07/31/2025	23,500,000	23,504,892
5.47%, (3 UTBMM+0.17%), 04/30/2025	35,850,000	35,886,395
5.47%, (3 UTBMM+0.17%), 10/31/2025	28,775,000	28,805,749
5.50%, (3 UTBMM+0.20%), 01/31/2025	13,150,000	13,162,328
5.55%, (3 UTBMM+0.25%), 01/31/2026	7,000,000	7,013,468
Total U.S. Government & Agency Obligations (cost $108,288,646)		108,372,832
FOREIGN GOVERNMENT OBLIGATIONS — 5.6%
Banks — 2.4%
Agence Francaise de Developpement EPIC
3.13%, 06/30/2024	8,000,000	7,966,992
BNG Bank NV
4.75%, 05/22/2024	500,000	499,733
		8,466,725
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.8%
CDP Financial, Inc.
3.15%, 07/24/2024	$ 3,000,000	$ 2,983,507
CDP Financial, Inc. FRS
5.72%, (SOFR+0.40%), 05/19/2025*	2,400,000	2,403,532
5.72%, (SOFR+0.40%), 05/19/2025	1,600,000	1,602,355
OMERS Finance Trust
2.50%, 05/02/2024	3,250,000	3,250,000
		10,239,394
Regional(State/Province) — 0.4%
Kommuninvest I Sverige AB
1.38%, 05/08/2024	1,500,000	1,498,974
Total Foreign Government Obligations (cost $20,221,676)		20,205,093
Total Long-Term Investment Securities (cost $227,984,975)		228,075,957
SHORT-TERM INVESTMENTS — 50.9%
Commercial Paper — 39.6%
Australia & New Zealand Banking Group, Ltd. 5.50%, 05/15/2024*	1,500,000	1,496,671
Bank of Montreal
5.33%, 05/01/2024	1,750,000	1,749,742
5.34%, 06/26/2024	1,000,000	991,561
BNG Bank NV
5.32%, 05/06/2024*	3,250,000	3,247,129
5.33%, 05/16/2024*	1,500,000	1,496,448
Caisse d’Amortissement de la Dette Sociale 5.32%, 07/03/2024*	1,000,000	990,455
Caisse des Dépôts et Consignations
5.30%, 05/31/2024*	3,000,000	2,986,332
5.30%, 06/20/2024*	2,500,000	2,481,190
5.43%, 05/02/2024*	2,700,000	2,699,204
Canadian Imperial Bank of Commerce
5.33%, 05/07/2024*	4,000,000	3,995,866
5.42%, 06/05/2024*	1,600,000	1,591,520
Cisco Systems, Inc.
5.27%, 05/21/2024*	500,000	498,448
5.32%, 05/17/2024*	3,500,000	3,491,724
5.32%, 06/06/2024*	3,650,000	3,629,961
5.32%, 06/10/2024*	520,000	516,833
5.32%, 06/11/2024*	1,450,000	1,441,215
DNB Bank ASA
5.28%, 06/13/2024*	1,750,000	1,738,696
5.62%, 05/16/2024*	2,000,000	1,995,302
Erste Abwicklungsanstalt
5.30%, 05/02/2024*	1,450,000	1,449,573
5.30%, 05/15/2024*	750,000	748,335
5.30%, 05/22/2024*	4,300,000	4,285,986
FMS Wertmanagement
5.31%, 05/02/2024*	1,200,000	1,199,650
5.32%, 05/10/2024*	3,000,000	2,995,600
5.33%, 05/03/2024*	500,000	499,781
5.33%, 05/07/2024*	600,000	599,385
Loreal USA, Inc. 5.31%, 05/09/2024*	6,000,000	5,992,920
LVMH Moet Hennessy Louis Vuitton SE
5.30%, 05/17/2024*	250,000	249,372
5.50%, 05/23/2024*	6,800,000	6,776,871
Microsoft Corp. 5.29%, 05/28/2024*	5,700,000	5,676,556
National Securities Clearing Corp. 5.35%, 05/03/2024*	1,500,000	1,499,336

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
Nederlandse Waterschapsbank NV
5.28%, 05/17/2024*	$ 4,550,000	$ 4,538,529
5.29%, 07/11/2024*	1,750,000	1,731,415
5.30%, 05/23/2024*	1,450,000	1,445,052
5.35%, 05/09/2024*	500,000	499,334
Novartis Finance Corp. 5.31%, 05/07/2024*	2,000,000	1,997,939
NRW.BANK
5.31%, 06/03/2024*	5,390,000	5,362,962
5.31%, 06/04/2024*	1,500,000	1,492,254
5.32%, 05/22/2024*	2,000,000	1,993,521
Oesterreichische Nationalbank 5.28%, 05/10/2024	6,500,000	6,490,390
Province of Alberta
5.27%, 08/02/2024*	1,000,000	986,090
5.31%, 05/16/2024*	2,400,000	2,394,338
PSP Capital, Inc.
5.30%, 06/13/2024*	3,500,000	3,477,353
5.47%, 05/13/2024*	2,200,000	2,195,775
Sanofi SA
5.30%, 07/26/2024*	5,000,000	4,935,257
5.31%, 06/13/2024*	5,400,000	5,364,730
Siemens Capital Co. LLC
5.27%, 05/31/2024*	3,625,000	3,608,484
5.27%, 06/20/2024*	5,000,000	4,962,380
Toronto-Dominion Bank
5.27%, 05/31/2024*	2,000,000	1,990,893
5.31%, 05/06/2024*	1,900,000	1,898,317
5.31%, 06/13/2024*	2,300,000	2,285,106
United Overseas Bank, Ltd.
5.30%, 07/18/2024*	3,500,000	3,458,679
5.31%, 07/23/2024*	3,500,000	3,456,063
5.49%, 05/16/2024*	3,250,000	3,242,290
Westpac Banking Corp.
5.33%, 05/17/2024*	500,000	498,761
5.36%, 05/15/2024*	2,705,000	2,699,087
		142,016,661
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 8.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(1)	30,411,002	$ 30,411,002
U.S. Government — 2.8%
United States Treasury Bills
5.24%, 05/23/2024	1,500,000	1,495,160
5.28%, 05/30/2024	4,750,000	4,729,816
5.28%, 05/07/2024	1,000,000	999,120
5.28%, 05/07/2024	2,700,000	2,697,625
		9,921,721
Total Short-Term Investments (cost $182,370,264)		182,349,384
TOTAL INVESTMENTS (cost $410,355,239)	114.6%	410,425,341
Other assets less liabilities	(14.6)	(52,383,302)
NET ASSETS	100.0%	$358,042,039
@	Effective April 29, 2024, the SA DFA Ultra Short Bond Portfolio changed its name to SA JPMorgan Ultra-Short Bond Portfolio.
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $171,933,047 representing 48.0% of net assets.
(1)	The rate shown is the 7-day yield as of April 30, 2024.
3 UTBMM—US Treasury 3 Month Bill Money Market Yield
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$93,332,712	$—	$93,332,712
Asset Backed Securities	—	6,165,320	—	6,165,320
U.S. Government & Agency Obligations	—	108,372,832	—	108,372,832
Foreign Government Obligations	—	20,205,093	—	20,205,093
Short-Term Investments:
Unaffiliated Investment Companies	30,411,002	—	—	30,411,002
Other Short-Term Investments	—	151,938,382	—	151,938,382
Total Investments at Value	$30,411,002	$380,014,339	$—	$410,425,341
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 0.9%
Boeing Co.†	5,463	$ 916,910
General Electric Co.	10,131	1,639,399
Howmet Aerospace, Inc.	4,911	327,809
TransDigm Group, Inc.	1,204	1,502,628
		4,386,746
Agriculture — 0.2%
Philip Morris International, Inc.	12,435	1,180,579
Airlines — 0.1%
Delta Air Lines, Inc.	7,763	388,693
Apparel — 0.3%
Deckers Outdoor Corp.†	555	454,251
NIKE, Inc., Class B	11,331	1,045,398
Ralph Lauren Corp.	465	76,093
		1,575,742
Auto Manufacturers — 2.3%
PACCAR, Inc.	8,266	877,105
Tesla, Inc.†	59,982	10,993,501
		11,870,606
Beverages — 0.9%
Coca-Cola Co.	32,852	2,029,268
Monster Beverage Corp.†	9,596	512,906
PepsiCo, Inc.	10,711	1,884,172
		4,426,346
Biotechnology — 0.5%
Regeneron Pharmaceuticals, Inc.†	1,372	1,221,986
Vertex Pharmaceuticals, Inc.†	3,571	1,402,724
		2,624,710
Building Materials — 0.6%
Builders FirstSource, Inc.†	2,670	488,129
Carrier Global Corp.	8,681	533,795
Martin Marietta Materials, Inc.	883	518,383
Masco Corp.	2,569	175,848
Trane Technologies PLC	3,399	1,078,639
Vulcan Materials Co.	1,841	474,297
		3,269,091
Chemicals — 0.8%
Celanese Corp.	2,168	333,026
CF Industries Holdings, Inc.	2,233	176,340
Ecolab, Inc.	2,802	633,672
Linde PLC	5,458	2,406,760
Sherwin-Williams Co.	2,549	763,706
		4,313,504
Commercial Services — 1.4%
Automatic Data Processing, Inc.	3,468	838,875
Cintas Corp.	1,026	675,457
Corpay, Inc.†	1,563	472,245
CoStar Group, Inc.†	3,802	347,997
Equifax, Inc.	1,041	229,218
Gartner, Inc.†	1,687	696,039
Moody's Corp.	1,601	592,898
Quanta Services, Inc.	2,170	561,075
Rollins, Inc.	2,614	116,480
S&P Global, Inc.	3,060	1,272,440
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
United Rentals, Inc.	1,455	$ 971,925
Verisk Analytics, Inc.	1,726	376,199
		7,150,848
Computers — 11.3%
Accenture PLC, Class A	7,330	2,205,670
Apple, Inc.	314,235	53,523,648
EPAM Systems, Inc.†	500	117,630
Fortinet, Inc.†	13,798	871,758
NetApp, Inc.	1,650	168,646
Seagate Technology Holdings PLC	1,729	148,538
Super Micro Computer, Inc.†	1,090	936,092
		57,971,982
Cosmetics/Personal Care — 0.8%
Colgate-Palmolive Co.	6,951	638,936
Procter & Gamble Co.	19,866	3,242,131
		3,881,067
Distribution/Wholesale — 0.4%
Copart, Inc.†	18,917	1,027,382
Fastenal Co.	6,194	420,821
Pool Corp.	478	173,289
WW Grainger, Inc.	717	660,608
		2,282,100
Diversified Financial Services — 3.0%
American Express Co.	8,666	2,028,104
Ameriprise Financial, Inc.	1,149	473,146
Cboe Global Markets, Inc.	1,462	264,841
CME Group, Inc.	2,806	588,250
Discover Financial Services	2,923	370,432
Mastercard, Inc., Class A	12,859	5,801,981
Visa, Inc., Class A	22,598	6,070,049
		15,596,803
Electric — 0.1%
Constellation Energy Corp.	3,112	578,645
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	2,398	418,835
Eaton Corp. PLC	5,359	1,705,555
Generac Holdings, Inc.†	811	110,264
		2,234,654
Electronics — 0.5%
Allegion PLC	722	87,766
Amphenol Corp., Class A	7,272	878,239
Fortive Corp.	7,592	571,450
Garmin, Ltd.	1,789	258,457
Hubbell, Inc.	534	197,858
Jabil, Inc.	1,491	174,984
Mettler-Toledo International, Inc.†	177	217,657
TE Connectivity, Ltd.	2,607	368,838
		2,755,249
Energy-Alternate Sources — 0.0%
Enphase Energy, Inc.†	1,087	118,222
Entertainment — 0.1%
Caesars Entertainment, Inc.†	2,709	97,036
Live Nation Entertainment, Inc.†	3,072	273,132
		370,168

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Environmental Control — 0.3%
Pentair PLC	2,505	$ 198,120
Republic Services, Inc.	2,524	483,851
Waste Management, Inc.	3,729	775,707
		1,457,678
Food — 0.3%
Hershey Co.	1,233	239,103
Lamb Weston Holdings, Inc.	2,062	171,847
Mondelez International, Inc., Class A	12,243	880,762
		1,291,712
Hand/Machine Tools — 0.0%
Snap-on, Inc.	514	137,732
Healthcare-Products — 1.7%
Align Technology, Inc.†	848	239,458
Boston Scientific Corp.†	17,443	1,253,628
Cooper Cos., Inc.	1,807	160,931
Edwards Lifesciences Corp.†	4,858	411,327
IDEXX Laboratories, Inc.†	1,007	496,209
Insulet Corp.†	575	98,866
Intuitive Surgical, Inc.†	5,034	1,865,701
STERIS PLC	1,198	245,063
Stryker Corp.	4,685	1,576,503
Thermo Fisher Scientific, Inc.	3,178	1,807,392
Waters Corp.†	473	146,176
West Pharmaceutical Services, Inc.	1,601	572,326
		8,873,580
Healthcare-Services — 1.0%
DaVita, Inc.†	641	89,105
HCA Healthcare, Inc.	2,058	637,610
IQVIA Holdings, Inc.†	1,501	347,887
Molina Healthcare, Inc.†	740	253,154
UnitedHealth Group, Inc.	7,609	3,680,473
		5,008,229
Home Builders — 0.5%
D.R. Horton, Inc.	6,465	921,198
Lennar Corp., Class A	2,996	454,253
NVR, Inc.†	68	505,842
PulteGroup, Inc.	4,592	511,641
		2,392,934
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.	2,453	264,654
Insurance — 0.9%
Aon PLC, Class A	2,211	623,524
Arch Capital Group, Ltd.†	8,032	751,313
Arthur J Gallagher & Co.	2,394	561,848
Brown & Brown, Inc.	3,989	325,263
Marsh & McLennan Cos., Inc.	5,538	1,104,444
Progressive Corp.	6,336	1,319,472
		4,685,864
Internet — 21.0%
Airbnb, Inc., Class A†	4,715	747,657
Alphabet, Inc., Class A†	127,574	20,766,496
Alphabet, Inc., Class C†	106,809	17,585,034
Amazon.com, Inc.†	197,886	34,630,050
Booking Holdings, Inc.	756	2,609,735
CDW Corp.	1,218	294,585
Etsy, Inc.†	1,140	78,284
Security Description	Shares or Principal Amount	Value

Internet (continued)
Expedia Group, Inc.†	2,830	$ 381,003
Meta Platforms, Inc., Class A	47,628	20,488,137
Netflix, Inc.†	9,369	5,158,946
Palo Alto Networks, Inc.†	6,825	1,985,324
Uber Technologies, Inc.†	44,549	2,952,262
VeriSign, Inc.†	916	155,244
		107,832,757
Iron/Steel — 0.2%
Nucor Corp.	3,353	565,081
Steel Dynamics, Inc.	2,075	269,999
		835,080
Leisure Time — 0.2%
Carnival Corp.†	15,485	229,488
Norwegian Cruise Line Holdings, Ltd.†	9,210	174,253
Royal Caribbean Cruises, Ltd.†	5,107	713,090
		1,116,831
Lodging — 0.6%
Hilton Worldwide Holdings, Inc.	5,459	1,076,952
Las Vegas Sands Corp.	4,877	216,344
Marriott International, Inc., Class A	5,341	1,261,170
MGM Resorts International†	4,023	158,667
Wynn Resorts, Ltd.	2,062	188,982
		2,902,115
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	6,392	2,138,571
GE Vernova, Inc.†	2,532	389,194
		2,527,765
Machinery-Diversified — 0.5%
Deere & Co.	3,213	1,257,600
Ingersoll Rand, Inc.	6,748	629,724
Otis Worldwide Corp.	3,423	312,178
Rockwell Automation, Inc.	1,191	322,713
		2,522,215
Media — 0.1%
Charter Communications, Inc., Class A†	984	251,845
FactSet Research Systems, Inc.	388	161,753
		413,598
Mining — 0.1%
Freeport-McMoRan, Inc.	15,521	775,119
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	1,675	138,757
Axon Enterprise, Inc.†	1,525	478,331
Illinois Tool Works, Inc.	2,708	661,050
Parker-Hannifin Corp.	2,169	1,181,910
		2,460,048
Oil & Gas — 1.4%
APA Corp.	7,819	245,829
ConocoPhillips	17,598	2,210,661
Coterra Energy, Inc.	10,747	294,038
Diamondback Energy, Inc.	3,874	779,178
EOG Resources, Inc.	8,332	1,100,907
Hess Corp.	5,959	938,483
Marathon Oil Corp.	6,715	180,298

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Marathon Petroleum Corp.	4,382	$ 796,297
Pioneer Natural Resources Co.	2,529	681,110
		7,226,801
Pharmaceuticals — 3.9%
AbbVie, Inc.	14,142	2,300,055
Dexcom, Inc.†	5,091	648,543
Eli Lilly & Co.	17,263	13,484,129
Merck & Co., Inc.	21,943	2,835,474
Zoetis, Inc.	5,467	870,565
		20,138,766
Pipelines — 0.3%
ONEOK, Inc.	7,819	618,639
Targa Resources Corp.	4,827	550,568
Williams Cos., Inc.	10,270	393,957
		1,563,164
Private Equity — 0.3%
Blackstone, Inc.	11,212	1,307,431
REITS — 0.6%
American Tower Corp.	4,137	709,744
Digital Realty Trust, Inc.	2,688	373,041
Equinix, Inc.	955	679,110
Host Hotels & Resorts, Inc.	9,163	172,906
Iron Mountain, Inc.	3,224	249,924
Public Storage	1,439	373,348
SBA Communications Corp.	935	174,022
Simon Property Group, Inc.	2,611	366,924
		3,099,019
Retail — 3.3%
AutoZone, Inc.†	259	765,708
Chipotle Mexican Grill, Inc.†	594	1,876,802
Costco Wholesale Corp.	4,035	2,916,901
Darden Restaurants, Inc.	1,345	206,336
Domino's Pizza, Inc.	302	159,840
Home Depot, Inc.	7,972	2,664,402
Lululemon Athletica, Inc.†	2,486	896,452
McDonald's Corp.	6,909	1,886,433
O'Reilly Automotive, Inc.†	934	946,385
Ross Stores, Inc.	7,289	944,290
Starbucks Corp.	14,461	1,279,654
TJX Cos., Inc.	16,037	1,508,921
Tractor Supply Co.	983	268,438
Ulta Beauty, Inc.†	694	280,959
Yum! Brands, Inc.	2,799	395,359
		16,996,880
Semiconductors — 15.5%
Advanced Micro Devices, Inc.†	34,979	5,539,974
Analog Devices, Inc.	6,334	1,270,664
Applied Materials, Inc.	18,013	3,578,283
Broadcom, Inc.	9,526	12,386,372
KLA Corp.	2,928	2,018,241
Lam Research Corp.	2,839	2,539,230
Microchip Technology, Inc.	6,902	634,846
Monolithic Power Systems, Inc.	1,040	696,103
NVIDIA Corp.	53,472	46,200,877
NXP Semiconductors NV	4,185	1,072,155
ON Semiconductor Corp.†	4,071	285,621
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
QUALCOMM, Inc.	12,563	$ 2,083,574
Texas Instruments, Inc.	7,284	1,285,043
		79,590,983
Software — 18.1%
Adobe, Inc.†	9,785	4,528,792
Akamai Technologies, Inc.†	1,535	154,928
ANSYS, Inc.†	1,073	348,596
Autodesk, Inc.†	2,408	512,543
Broadridge Financial Solutions, Inc.	1,453	281,025
Cadence Design Systems, Inc.†	5,890	1,623,461
Dayforce, Inc.†	1,859	114,087
Electronic Arts, Inc.	2,317	293,842
Fair Isaac Corp.†	538	609,731
Fiserv, Inc.†	6,756	1,031,438
Intuit, Inc.	6,061	3,791,883
Microsoft Corp.	160,857	62,626,456
MSCI, Inc.	976	454,611
Oracle Corp.	34,516	3,926,195
Paychex, Inc.	2,773	329,460
Paycom Software, Inc.	447	84,027
PTC, Inc.†	1,553	275,564
Roper Technologies, Inc.	994	508,391
Salesforce, Inc.	20,956	5,635,907
ServiceNow, Inc.†	4,438	3,076,998
Synopsys, Inc.†	3,302	1,752,008
Take-Two Interactive Software, Inc.†	1,717	245,205
Tyler Technologies, Inc.†	912	420,934
		92,626,082
Telecommunications — 0.4%
Arista Networks, Inc.†	5,455	1,399,535
Motorola Solutions, Inc.	2,084	706,788
		2,106,323
Transportation — 0.6%
CSX Corp.	21,390	710,576
Expeditors International of Washington, Inc.	1,165	129,676
Old Dominion Freight Line, Inc.	3,874	703,945
Union Pacific Corp.	5,940	1,408,730
		2,952,927
Total Common Stocks (cost $361,534,734)		500,082,042
UNAFFILIATED INVESTMENT COMPANIES — 2.7%
SPDR Portfolio S&P 500 Growth ETF (cost $14,255,121)	195,700	13,761,624
Total Long-Term Investment Securities (cost $375,789,855)		513,843,666

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.25%, 06/06/2024(1) (cost $49,738)	$ 50,000	$ 49,738
TOTAL INVESTMENTS (cost $375,839,593)	100.2%	513,893,404
Other assets less liabilities	(0.2)	(935,921)
NET ASSETS	100.0%	$512,957,483
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2024	$518,639	$506,700	$(11,939)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$500,082,042	$—	$—	$500,082,042
Unaffiliated Investment Companies	13,761,624	—	—	13,761,624
Short-Term Investments	—	49,738	—	49,738
Total Investments at Value	$513,843,666	$49,738	$—	$513,893,404
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$11,939	$—	$—	$11,939
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.2%
Advertising — 0.1%
Interpublic Group of Cos., Inc.	27,991	$ 852,046
Omnicom Group, Inc.	14,471	1,343,488
		2,195,534
Aerospace/Defense — 1.8%
Boeing Co.†	41,915	7,035,014
General Dynamics Corp.	16,593	4,763,684
General Electric Co.	79,540	12,871,163
Howmet Aerospace, Inc.	28,587	1,908,182
L3Harris Technologies, Inc.	13,853	2,965,235
Lockheed Martin Corp.	15,717	7,307,305
Northrop Grumman Corp.	10,307	4,999,204
RTX Corp.	96,970	9,844,394
TransDigm Group, Inc.	4,064	5,071,994
		56,766,175
Agriculture — 0.6%
Altria Group, Inc.	128,882	5,646,321
Archer-Daniels-Midland Co.	38,982	2,286,684
Bunge Global SA	10,618	1,080,488
Philip Morris International, Inc.	113,461	10,771,987
		19,785,480
Airlines — 0.2%
American Airlines Group, Inc.†	47,817	646,008
Delta Air Lines, Inc.	46,801	2,343,326
Southwest Airlines Co.	43,607	1,131,166
United Airlines Holdings, Inc.†	23,973	1,233,650
		5,354,150
Apparel — 0.3%
Deckers Outdoor Corp.†	1,876	1,535,450
NIKE, Inc., Class B	88,960	8,207,450
Ralph Lauren Corp.	2,854	467,028
Tapestry, Inc.	16,763	669,179
		10,879,107
Auto Manufacturers — 1.6%
Cummins, Inc.	9,960	2,813,600
Ford Motor Co.	285,232	3,465,569
General Motors Co.	84,371	3,757,041
PACCAR, Inc.	38,228	4,056,373
Tesla, Inc.†	202,500	37,114,200
		51,206,783
Auto Parts & Equipment — 0.1%
Aptiv PLC†	20,393	1,447,903
BorgWarner, Inc.	16,793	550,307
		1,998,210
Banks — 4.2%
Bank of America Corp.	503,183	18,622,803
Bank of New York Mellon Corp.	55,496	3,134,969
Citigroup, Inc.	139,087	8,530,206
Citizens Financial Group, Inc.	34,073	1,162,230
Comerica, Inc.	9,639	483,589
Fifth Third Bancorp	49,780	1,814,979
Goldman Sachs Group, Inc.	23,834	10,170,206
Huntington Bancshares, Inc.	105,850	1,425,799
JPMorgan Chase & Co.	211,288	40,512,361
KeyCorp	68,448	991,811
M&T Bank Corp.	12,143	1,753,328
Morgan Stanley	91,560	8,317,310
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.	14,992	$ 1,235,191
PNC Financial Services Group, Inc.	29,090	4,458,333
Regions Financial Corp.	67,530	1,301,303
State Street Corp.	22,068	1,599,709
Truist Financial Corp.	97,476	3,660,224
US Bancorp	113,793	4,623,410
Wells Fargo & Co.	263,021	15,602,406
		129,400,167
Beverages — 1.4%
Brown-Forman Corp., Class B	13,215	632,338
Coca-Cola Co.	284,377	17,565,967
Constellation Brands, Inc., Class A	11,757	2,979,929
Keurig Dr Pepper, Inc.	76,117	2,565,143
Molson Coors Beverage Co., Class B	13,533	774,899
Monster Beverage Corp.†	53,989	2,885,712
PepsiCo, Inc.	100,449	17,669,984
		45,073,972
Biotechnology — 1.3%
Amgen, Inc.	39,100	10,711,054
Biogen, Inc.†	10,590	2,274,944
Bio-Rad Laboratories, Inc., Class A†	1,530	412,717
Corteva, Inc.	51,289	2,776,273
Gilead Sciences, Inc.	91,063	5,937,308
Illumina, Inc.†	11,605	1,427,995
Incyte Corp.†	13,594	707,568
Moderna, Inc.†	24,244	2,674,356
Regeneron Pharmaceuticals, Inc.†	7,721	6,876,786
Vertex Pharmaceuticals, Inc.†	18,833	7,397,791
		41,196,792
Building Materials — 0.7%
Builders FirstSource, Inc.†	9,015	1,648,122
Carrier Global Corp.	61,060	3,754,579
Johnson Controls International PLC	49,806	3,240,876
Martin Marietta Materials, Inc.	4,517	2,651,795
Masco Corp.	16,061	1,099,376
Mohawk Industries, Inc.†	3,863	445,481
Trane Technologies PLC	16,631	5,277,682
Vulcan Materials Co.	9,711	2,501,845
		20,619,756
Chemicals — 1.4%
Air Products and Chemicals, Inc.	16,246	3,839,580
Albemarle Corp.	8,576	1,031,779
Celanese Corp.	7,319	1,124,272
CF Industries Holdings, Inc.	13,963	1,102,658
Dow, Inc.	51,326	2,920,449
DuPont de Nemours, Inc.	31,435	2,279,037
Eastman Chemical Co.	8,573	809,634
Ecolab, Inc.	18,547	4,194,404
FMC Corp.	9,118	538,053
International Flavors & Fragrances, Inc.	18,657	1,579,315
Linde PLC	35,438	15,626,740
LyondellBasell Industries NV, Class A	18,707	1,870,139
Mosaic Co.	23,886	749,782
PPG Industries, Inc.	17,233	2,223,057
Sherwin-Williams Co.	17,211	5,156,588
		45,045,487
Commercial Services — 1.7%
Automatic Data Processing, Inc.	30,022	7,262,022
Cintas Corp.	6,298	4,146,225

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Corpay, Inc.†	5,277	$ 1,594,393
CoStar Group, Inc.†	29,845	2,731,713
Equifax, Inc.	9,012	1,984,352
Gartner, Inc.†	5,697	2,350,525
Global Payments, Inc.	19,031	2,336,436
MarketAxess Holdings, Inc.	2,771	554,449
Moody's Corp.	11,502	4,259,536
PayPal Holdings, Inc.†	78,328	5,320,038
Quanta Services, Inc.	10,618	2,745,390
Robert Half, Inc.	7,611	526,225
Rollins, Inc.	20,517	914,237
S&P Global, Inc.	23,482	9,764,520
United Rentals, Inc.	4,910	3,279,831
Verisk Analytics, Inc.	10,596	2,309,504
		52,079,396
Computers — 7.2%
Accenture PLC, Class A	45,823	13,788,599
Apple, Inc.	1,060,847	180,694,069
Cognizant Technology Solutions Corp., Class A	36,396	2,390,489
EPAM Systems, Inc.†	4,217	992,091
Fortinet, Inc.†	46,582	2,943,051
Hewlett Packard Enterprise Co.	95,010	1,615,170
HP, Inc.	63,729	1,790,148
International Business Machines Corp.	66,873	11,114,293
Leidos Holdings, Inc.	10,049	1,409,071
NetApp, Inc.	15,057	1,538,976
Seagate Technology Holdings PLC	14,240	1,223,358
Super Micro Computer, Inc.†	3,680	3,160,384
Western Digital Corp.†	23,697	1,678,459
		224,338,158
Cosmetics/Personal Care — 1.2%
Colgate-Palmolive Co.	60,176	5,531,378
Estee Lauder Cos., Inc., Class A	17,024	2,497,591
Kenvue, Inc.	125,960	2,370,567
Procter & Gamble Co.	171,969	28,065,341
		38,464,877
Distribution/Wholesale — 0.4%
Copart, Inc.†	63,862	3,468,345
Fastenal Co.	41,822	2,841,387
LKQ Corp.	19,557	843,493
Pool Corp.	2,827	1,024,872
WW Grainger, Inc.	3,228	2,974,118
		11,152,215
Diversified Financial Services — 3.6%
American Express Co.	41,793	9,780,816
Ameriprise Financial, Inc.	7,323	3,015,538
BlackRock, Inc.	10,220	7,712,421
Capital One Financial Corp.	27,801	3,987,497
Cboe Global Markets, Inc.	7,714	1,397,391
Charles Schwab Corp.	108,765	8,043,172
CME Group, Inc.	26,309	5,515,419
Discover Financial Services	18,275	2,315,991
Franklin Resources, Inc.	21,935	500,995
Intercontinental Exchange, Inc.	41,849	5,388,477
Invesco, Ltd.	32,851	465,499
Mastercard, Inc., Class A	60,297	27,206,006
Nasdaq, Inc.	27,772	1,662,154
Raymond James Financial, Inc.	13,749	1,677,378
Synchrony Financial	29,734	1,307,701
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
T. Rowe Price Group, Inc.	16,364	$ 1,793,004
Visa, Inc., Class A	115,590	31,048,630
		112,818,089
Electric — 2.2%
AES Corp.	48,939	876,008
Alliant Energy Corp.	18,650	928,770
Ameren Corp.	19,217	1,419,560
American Electric Power Co., Inc.	38,433	3,306,391
CenterPoint Energy, Inc.	46,133	1,344,316
CMS Energy Corp.	21,519	1,304,267
Consolidated Edison, Inc.	25,230	2,381,712
Constellation Energy Corp.	23,342	4,340,211
Dominion Energy, Inc.	61,157	3,117,784
DTE Energy Co.	15,089	1,664,618
Duke Energy Corp.	56,348	5,536,754
Edison International	28,032	1,991,954
Entergy Corp.	15,456	1,648,691
Evergy, Inc.	16,789	880,583
Eversource Energy	25,530	1,547,629
Exelon Corp.	72,751	2,733,983
FirstEnergy Corp.	37,743	1,447,067
NextEra Energy, Inc.	149,948	10,042,018
NRG Energy, Inc.	16,500	1,199,055
PG&E Corp.	155,927	2,667,911
Pinnacle West Capital Corp.	8,287	610,338
PPL Corp.	53,872	1,479,325
Public Service Enterprise Group, Inc.	36,419	2,515,824
Sempra	45,994	3,294,550
Southern Co.	79,707	5,858,464
WEC Energy Group, Inc.	23,054	1,905,183
Xcel Energy, Inc.	40,329	2,166,877
		68,209,843
Electrical Components & Equipment — 0.6%
AMETEK, Inc.	16,867	2,945,990
Eaton Corp. PLC	29,182	9,287,463
Emerson Electric Co.	41,783	4,503,372
Generac Holdings, Inc.†	4,490	610,461
		17,347,286
Electronics — 1.0%
Allegion PLC	6,416	779,929
Amphenol Corp., Class A	43,840	5,294,557
Fortive Corp.	25,631	1,929,245
Garmin, Ltd.	11,187	1,616,186
Honeywell International, Inc.	48,181	9,285,924
Hubbell, Inc.	3,920	1,452,438
Jabil, Inc.	9,322	1,094,030
Keysight Technologies, Inc.†	12,765	1,888,454
Mettler-Toledo International, Inc.†	1,570	1,930,629
TE Connectivity, Ltd.	22,569	3,193,062
Trimble, Inc.†	18,181	1,092,133
		29,556,587
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	9,921	1,079,008
First Solar, Inc.†	7,809	1,376,727
		2,455,735
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.	9,183	1,318,036

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.0%
Caesars Entertainment, Inc.†	15,765	$ 564,702
Live Nation Entertainment, Inc.†	10,370	921,997
		1,486,699
Environmental Control — 0.4%
Pentair PLC	12,081	955,486
Republic Services, Inc.	14,947	2,865,340
Veralto Corp.	16,027	1,501,409
Waste Management, Inc.	26,787	5,572,232
		10,894,467
Food — 0.9%
Campbell Soup Co.	14,379	657,264
Conagra Brands, Inc.	34,934	1,075,269
General Mills, Inc.	41,503	2,924,301
Hershey Co.	10,954	2,124,200
Hormel Foods Corp.	21,181	753,196
J.M. Smucker Co.	7,757	890,892
Kellanova	19,276	1,115,309
Kraft Heinz Co.	58,266	2,249,650
Kroger Co.	48,372	2,678,841
Lamb Weston Holdings, Inc.	10,551	879,320
McCormick & Co., Inc.	18,377	1,397,755
Mondelez International, Inc., Class A	98,406	7,079,328
Sysco Corp.	36,383	2,703,985
Tyson Foods, Inc., Class A	20,926	1,269,162
		27,798,472
Forest Products & Paper — 0.0%
International Paper Co.	25,288	883,563
Gas — 0.1%
Atmos Energy Corp.	11,024	1,299,730
NiSource, Inc.	30,214	841,762
		2,141,492
Hand/Machine Tools — 0.1%
Snap-on, Inc.	3,857	1,033,522
Stanley Black & Decker, Inc.	11,204	1,024,045
		2,057,567
Healthcare-Products — 3.4%
Abbott Laboratories	126,879	13,445,368
Agilent Technologies, Inc.	21,417	2,934,986
Align Technology, Inc.†	5,205	1,469,788
Baxter International, Inc.	37,114	1,498,292
Bio-Techne Corp.	11,488	726,156
Boston Scientific Corp.†	107,067	7,694,905
Cooper Cos., Inc.	14,525	1,293,597
Danaher Corp.	48,064	11,853,544
Edwards Lifesciences Corp.†	44,326	3,753,082
GE HealthCare Technologies, Inc.	30,950	2,359,628
Hologic, Inc.†	17,155	1,299,834
IDEXX Laboratories, Inc.†	6,070	2,991,053
Insulet Corp.†	5,104	877,582
Intuitive Surgical, Inc.†	25,749	9,543,094
Medtronic PLC	97,177	7,797,482
ResMed, Inc.	10,750	2,300,393
Revvity, Inc.	9,019	924,177
Solventum Corp.†	10,098	656,471
STERIS PLC	7,222	1,477,332
Stryker Corp.	24,713	8,315,925
Teleflex, Inc.	3,434	716,848
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Thermo Fisher Scientific, Inc.	28,237	$ 16,058,947
Waters Corp.†	4,321	1,335,362
West Pharmaceutical Services, Inc.	5,407	1,932,894
Zimmer Biomet Holdings, Inc.	15,273	1,837,036
		105,093,776
Healthcare-Services — 2.0%
Catalent, Inc.†	13,209	737,723
Centene Corp.†	39,063	2,853,943
Charles River Laboratories International, Inc.†	3,749	858,521
DaVita, Inc.†	3,937	547,282
Elevance Health, Inc.	17,172	9,076,776
HCA Healthcare, Inc.	14,476	4,484,954
Humana, Inc.	8,933	2,698,570
IQVIA Holdings, Inc.†	13,338	3,091,348
Laboratory Corp. of America Holdings	6,205	1,249,501
Molina Healthcare, Inc.†	4,239	1,450,162
Quest Diagnostics, Inc.	8,112	1,120,916
UnitedHealth Group, Inc.	67,597	32,696,669
Universal Health Services, Inc., Class B	4,458	759,777
		61,626,142
Home Builders — 0.3%
D.R. Horton, Inc.	21,826	3,109,987
Lennar Corp., Class A	18,064	2,738,864
NVR, Inc.†	239	1,777,885
PulteGroup, Inc.	15,503	1,727,344
		9,354,080
Household Products/Wares — 0.3%
Avery Dennison Corp.	5,886	1,278,910
Church & Dwight Co., Inc.	18,007	1,942,775
Clorox Co.	9,070	1,341,181
Kimberly-Clark Corp.	24,621	3,361,505
		7,924,371
Insurance — 3.8%
Aflac, Inc.	38,473	3,218,266
Allstate Corp.	19,185	3,262,601
American International Group, Inc.(1)	51,308	3,864,006
Aon PLC, Class A	14,633	4,126,652
Arch Capital Group, Ltd.†	27,115	2,536,337
Arthur J Gallagher & Co.	15,844	3,718,428
Assurant, Inc.	3,796	662,022
Berkshire Hathaway, Inc., Class B†	132,972	52,753,982
Brown & Brown, Inc.	17,264	1,407,707
Chubb, Ltd.	29,619	7,364,468
Cincinnati Financial Corp.	11,475	1,327,543
Everest Group, Ltd.	3,172	1,162,253
Globe Life, Inc.	6,260	476,824
Hartford Financial Services Group, Inc.	21,816	2,113,752
Loews Corp.	13,317	1,000,773
Marsh & McLennan Cos., Inc.	35,958	7,171,104
MetLife, Inc.	44,865	3,189,004
Principal Financial Group, Inc.	16,031	1,268,693
Progressive Corp.	42,777	8,908,310
Prudential Financial, Inc.	26,384	2,914,904
Travelers Cos., Inc.	16,678	3,538,405
W.R. Berkley Corp.	14,812	1,140,080
Willis Towers Watson PLC	7,494	1,882,043
		119,008,157
Internet — 12.0%
Airbnb, Inc., Class A†	31,832	5,047,600

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A†	430,687	$ 70,107,230
Alphabet, Inc., Class C†	360,582	59,366,220
Amazon.com, Inc.†	668,057	116,909,975
Booking Holdings, Inc.	2,550	8,802,677
Cars.com, Inc.†	1	17
CDW Corp.	9,791	2,368,051
eBay, Inc.	37,930	1,954,912
Etsy, Inc.†	8,752	601,000
Expedia Group, Inc.†	9,557	1,286,659
F5, Inc.†	4,297	710,337
Gen Digital, Inc.	40,963	824,995
Match Group, Inc.†	19,865	612,239
Meta Platforms, Inc., Class A	160,789	69,166,604
Netflix, Inc.†	31,628	17,415,642
Palo Alto Networks, Inc.†	23,044	6,703,269
Uber Technologies, Inc.†	150,397	9,966,809
VeriSign, Inc.†	6,441	1,091,621
		372,935,857
Iron/Steel — 0.1%
Nucor Corp.	17,967	3,027,978
Steel Dynamics, Inc.	11,116	1,446,414
		4,474,392
Leisure Time — 0.1%
Carnival Corp.†	73,632	1,091,226
Norwegian Cruise Line Holdings, Ltd.†	31,092	588,261
Royal Caribbean Cruises, Ltd.†	17,241	2,407,361
		4,086,848
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	18,429	3,635,673
Las Vegas Sands Corp.	26,988	1,197,188
Marriott International, Inc., Class A	18,030	4,257,424
MGM Resorts International†	19,972	787,696
Wynn Resorts, Ltd.	6,964	638,250
		10,516,231
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	37,206	12,448,012
GE Vernova, Inc.†	19,885	3,056,523
		15,504,535
Machinery-Diversified — 0.8%
Deere & Co.	19,031	7,448,924
Dover Corp.	10,224	1,833,163
IDEX Corp.	5,527	1,218,482
Ingersoll Rand, Inc.	29,585	2,760,872
Nordson Corp.	3,965	1,023,723
Otis Worldwide Corp.	29,633	2,702,530
Rockwell Automation, Inc.	8,375	2,269,290
Westinghouse Air Brake Technologies Corp.	13,094	2,109,182
Xylem, Inc.	17,619	2,302,803
		23,668,969
Media — 1.0%
Charter Communications, Inc., Class A†	7,217	1,847,119
Comcast Corp., Class A	289,590	11,036,275
FactSet Research Systems, Inc.	2,783	1,160,205
Fox Corp., Class A	17,489	542,334
Fox Corp., Class B	9,641	276,504
News Corp., Class A	27,774	661,021
News Corp., Class B	8,380	205,645
Security Description	Shares or Principal Amount	Value

Media (continued)
Paramount Global, Class B	35,260	$ 401,611
Walt Disney Co.	134,059	14,893,955
Warner Bros. Discovery, Inc.†	162,181	1,193,652
		32,218,321
Mining — 0.3%
Freeport-McMoRan, Inc.	104,801	5,233,762
Newmont Corp.	84,229	3,423,066
		8,656,828
Miscellaneous Manufacturing — 0.6%
3M Co.	40,394	3,898,425
A.O. Smith Corp.	8,976	743,572
Axon Enterprise, Inc.†	5,148	1,614,722
Illinois Tool Works, Inc.	19,872	4,850,954
Parker-Hannifin Corp.	9,385	5,113,980
Teledyne Technologies, Inc.†	3,448	1,315,343
Textron, Inc.	14,325	1,211,752
		18,748,748
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	3,754	1,180,858
Oil & Gas — 3.4%
APA Corp.	26,397	829,922
Chevron Corp.	126,762	20,442,908
ConocoPhillips	86,101	10,816,008
Coterra Energy, Inc.	54,974	1,504,089
Devon Energy Corp.	46,825	2,396,503
Diamondback Energy, Inc.	13,081	2,630,982
EOG Resources, Inc.	42,619	5,631,248
EQT Corp.	30,062	1,205,186
Exxon Mobil Corp.	290,218	34,324,083
Hess Corp.	20,117	3,168,226
Marathon Oil Corp.	42,773	1,148,455
Marathon Petroleum Corp.	26,895	4,887,359
Occidental Petroleum Corp.	48,103	3,181,532
Phillips 66	31,426	4,500,517
Pioneer Natural Resources Co.	17,074	4,598,370
Valero Energy Corp.	24,882	3,977,885
		105,243,273
Oil & Gas Services — 0.3%
Baker Hughes Co.	73,149	2,386,120
Halliburton Co.	65,052	2,437,498
Schlumberger NV	104,320	4,953,114
		9,776,732
Packaging & Containers — 0.1%
Amcor PLC	105,632	944,350
Ball Corp.	23,044	1,603,171
Packaging Corp. of America	6,501	1,124,543
Westrock Co.	18,781	900,737
		4,572,801
Pharmaceuticals — 5.5%
AbbVie, Inc.	129,033	20,985,927
Becton Dickinson & Co.	21,114	4,953,344
Bristol-Myers Squibb Co.	148,709	6,534,274
Cardinal Health, Inc.	17,776	1,831,639
Cencora, Inc.	12,100	2,892,505
Cigna Group	21,378	7,632,801
CVS Health Corp.	91,973	6,227,492
Dexcom, Inc.†	28,175	3,589,213
Eli Lilly & Co.	58,279	45,521,727

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Henry Schein, Inc.†	9,497	$ 657,952
Johnson & Johnson	175,934	25,438,297
McKesson Corp.	9,604	5,159,365
Merck & Co., Inc.	185,198	23,931,286
Pfizer, Inc.	412,665	10,572,477
Viatris, Inc.	87,677	1,014,423
Zoetis, Inc.	33,554	5,343,139
		172,285,861
Pipelines — 0.4%
Kinder Morgan, Inc.	141,332	2,583,549
ONEOK, Inc.	42,575	3,368,534
Targa Resources Corp.	16,296	1,858,722
Williams Cos., Inc.	88,907	3,410,472
		11,221,277
Private Equity — 0.2%
Blackstone, Inc.	52,574	6,130,654
Real Estate — 0.1%
CBRE Group, Inc., Class A†	21,734	1,888,467
REITS — 2.0%
Alexandria Real Estate Equities, Inc.	11,509	1,333,548
American Tower Corp.	34,069	5,844,878
AvalonBay Communities, Inc.	10,368	1,965,462
Boston Properties, Inc.	10,552	653,063
Camden Property Trust	7,803	777,803
Crown Castle, Inc.	31,696	2,972,451
Digital Realty Trust, Inc.	22,134	3,071,757
Equinix, Inc.	6,861	4,878,926
Equity Residential	25,226	1,624,554
Essex Property Trust, Inc.	4,692	1,155,405
Extra Space Storage, Inc.	15,441	2,073,418
Federal Realty Investment Trust	5,369	559,289
Healthpeak Properties, Inc.	51,737	962,826
Host Hotels & Resorts, Inc.	51,557	972,881
Invitation Homes, Inc.	42,041	1,437,802
Iron Mountain, Inc.	21,339	1,654,199
Kimco Realty Corp.	48,685	907,002
Mid-America Apartment Communities, Inc.	8,530	1,108,900
Prologis, Inc.	67,528	6,891,232
Public Storage	11,565	3,000,539
Realty Income Corp.	60,780	3,254,161
Regency Centers Corp.	12,006	710,995
SBA Communications Corp.	7,885	1,467,556
Simon Property Group, Inc.	23,819	3,347,284
UDR, Inc.	22,117	842,215
Ventas, Inc.	29,408	1,302,186
VICI Properties, Inc.	75,608	2,158,608
Welltower, Inc.	40,450	3,854,076
Weyerhaeuser Co.	53,333	1,609,057
		62,392,073
Retail — 4.8%
AutoZone, Inc.†	1,264	3,736,890
Bath & Body Works, Inc.	16,513	750,021
Best Buy Co., Inc.	14,011	1,031,770
CarMax, Inc.†	11,542	784,510
Chipotle Mexican Grill, Inc.†	2,004	6,331,838
Costco Wholesale Corp.	32,429	23,442,924
Darden Restaurants, Inc.	8,728	1,338,963
Dollar General Corp.	16,041	2,232,747
Dollar Tree, Inc.†	15,127	1,788,768
Security Description	Shares or Principal Amount	Value

Retail (continued)
Domino's Pizza, Inc.	2,549	$ 1,349,109
Genuine Parts Co.	10,247	1,610,931
Home Depot, Inc.	72,738	24,310,494
Lowe's Cos., Inc.	42,032	9,582,876
Lululemon Athletica, Inc.†	8,393	3,026,516
McDonald's Corp.	53,011	14,474,123
O'Reilly Automotive, Inc.†	4,317	4,374,243
Ross Stores, Inc.	24,605	3,187,578
Starbucks Corp.	82,746	7,322,194
Target Corp.	33,741	5,431,626
TJX Cos., Inc.	83,293	7,837,038
Tractor Supply Co.	7,902	2,157,878
Ulta Beauty, Inc.†	3,550	1,437,182
Walgreens Boots Alliance, Inc.	52,311	927,474
Walmart, Inc.	312,849	18,567,588
Yum! Brands, Inc.	20,537	2,900,851
		149,936,132
Semiconductors — 10.0%
Advanced Micro Devices, Inc.†	118,089	18,702,936
Analog Devices, Inc.	36,238	7,269,705
Applied Materials, Inc.	60,810	12,079,907
Broadcom, Inc.	32,161	41,817,983
Intel Corp.	309,001	9,415,260
KLA Corp.	9,883	6,812,253
Lam Research Corp.	9,582	8,570,237
Microchip Technology, Inc.	39,494	3,632,658
Micron Technology, Inc.	80,679	9,113,500
Monolithic Power Systems, Inc.	3,511	2,350,018
NVIDIA Corp.	180,519	155,972,026
NXP Semiconductors NV	18,838	4,826,107
ON Semiconductor Corp.†	31,231	2,191,167
Qorvo, Inc.†	7,056	824,423
QUALCOMM, Inc.	81,562	13,527,058
Skyworks Solutions, Inc.	11,710	1,248,169
Teradyne, Inc.	11,173	1,299,643
Texas Instruments, Inc.	66,455	11,723,991
		311,377,041
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	2,894	801,435
Software — 10.7%
Adobe, Inc.†	33,034	15,289,126
Akamai Technologies, Inc.†	11,024	1,112,652
ANSYS, Inc.†	6,352	2,063,638
Autodesk, Inc.†	15,633	3,327,484
Broadridge Financial Solutions, Inc.	8,607	1,664,680
Cadence Design Systems, Inc.†	19,884	5,480,627
Dayforce, Inc.†	11,410	700,232
Electronic Arts, Inc.	17,781	2,254,986
Fair Isaac Corp.†	1,817	2,059,261
Fidelity National Information Services, Inc.	43,302	2,941,072
Fiserv, Inc.†	43,864	6,696,717
Intuit, Inc.	20,459	12,799,560
Jack Henry & Associates, Inc.	5,325	866,324
Microsoft Corp.	543,049	211,425,267
MSCI, Inc.	5,780	2,692,266
Oracle Corp.	116,524	13,254,605
Paychex, Inc.	23,405	2,780,748
Paycom Software, Inc.	3,512	660,186
PTC, Inc.†	8,737	1,550,293
Roper Technologies, Inc.	7,807	3,992,968
Salesforce, Inc.	70,746	19,026,429

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
ServiceNow, Inc.†	14,982	$ 10,387,470
Synopsys, Inc.†	11,147	5,914,487
Take-Two Interactive Software, Inc.†	11,589	1,655,025
Tyler Technologies, Inc.†	3,079	1,421,113
		332,017,216
Telecommunications — 1.7%
Arista Networks, Inc.†	18,417	4,725,066
AT&T, Inc.	522,553	8,825,920
Cisco Systems, Inc.	296,976	13,951,932
Corning, Inc.	56,119	1,873,252
Juniper Networks, Inc.	23,526	819,175
Motorola Solutions, Inc.	12,130	4,113,890
T-Mobile US, Inc.	38,167	6,265,876
Verizon Communications, Inc.	307,267	12,133,974
		52,709,085
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	9,533	584,373
Transportation — 1.2%
C.H. Robinson Worldwide, Inc.	8,525	605,275
CSX Corp.	144,425	4,797,799
Expeditors International of Washington, Inc.	10,625	1,182,669
FedEx Corp.	16,802	4,398,428
JB Hunt Transport Services, Inc.	5,960	968,917
Norfolk Southern Corp.	16,508	3,802,123
Old Dominion Freight Line, Inc.	13,078	2,376,403
Union Pacific Corp.	44,565	10,569,035
United Parcel Service, Inc., Class B	52,859	7,795,645
		36,496,294
Security Description	Shares or Principal Amount	Value

Water — 0.1%
American Water Works Co., Inc.	14,230	$ 1,740,614
Total Long-Term Investment Securities (cost $1,395,429,275)		3,086,695,536
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
5.23%, 08/13/2024(2)	2,000,000	1,969,667
5.24%, 05/09/2024(2)	1,500,000	1,498,239
Total Short-Term Investments (cost $3,468,035)		3,467,906
REPURCHASE AGREEMENTS — 1.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $42,833,059 and collateralized by $44,903,000 of United States Treasury Notes, bearing interest at 4.00% due 01/31/2031 and having an approximate value of $43,687,800 (cost $42,831,156)	$42,831,156	42,831,156
TOTAL INVESTMENTS (cost $1,441,728,466)	100.7%	3,132,994,598
Other assets less liabilities	(0.7)	(21,201,949)
NET ASSETS	100.0%	$3,111,792,649
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
198	Long	S&P 500 E-Mini Index	June 2024	$50,110,044	$50,163,300	$53,256
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,086,695,536	$—	$—	$3,086,695,536
Short-Term Investments	—	3,467,906	—	3,467,906
Repurchase Agreements	—	42,831,156	—	42,831,156
Total Investments at Value	$3,086,695,536	$46,299,062	$—	$3,132,994,598
Other Financial Instruments:†
Futures Contracts	$53,256	$—	$—	$53,256
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.9%
Advertising — 0.2%
Interpublic Group of Cos., Inc.	9,443	$ 287,445
Omnicom Group, Inc.	4,881	453,152
		740,597
Aerospace/Defense — 2.9%
Boeing Co.†	7,918	1,328,957
General Dynamics Corp.	5,597	1,606,843
General Electric Co.	15,294	2,474,875
Howmet Aerospace, Inc.	4,050	270,338
L3Harris Technologies, Inc.	4,673	1,000,256
Lockheed Martin Corp.	5,302	2,465,059
Northrop Grumman Corp.	3,477	1,686,449
RTX Corp.	32,712	3,320,922
		14,153,699
Agriculture — 1.1%
Altria Group, Inc.	43,477	1,904,728
Archer-Daniels-Midland Co.	13,150	771,379
Bunge Global SA	3,582	364,504
Philip Morris International, Inc.	24,113	2,289,288
		5,329,899
Airlines — 0.3%
American Airlines Group, Inc.†	16,131	217,930
Delta Air Lines, Inc.	6,947	347,836
Southwest Airlines Co.	14,710	381,578
United Airlines Holdings, Inc.†	8,087	416,157
		1,363,501
Apparel — 0.4%
NIKE, Inc., Class B	17,106	1,578,199
Ralph Lauren Corp.	433	70,856
Tapestry, Inc.	5,655	225,748
		1,874,803
Auto Manufacturers — 0.8%
Cummins, Inc.	3,360	949,166
Ford Motor Co.	96,221	1,169,085
General Motors Co.	28,462	1,267,413
PACCAR, Inc.	3,482	369,475
		3,755,139
Auto Parts & Equipment — 0.1%
Aptiv PLC†	6,879	488,409
BorgWarner, Inc.	5,665	185,642
		674,051
Banks — 9.1%
Bank of America Corp.	169,745	6,282,263
Bank of New York Mellon Corp.	18,721	1,057,549
Citigroup, Inc.	46,920	2,877,604
Citizens Financial Group, Inc.	11,494	392,060
Comerica, Inc.	3,252	163,153
Fifth Third Bancorp	16,793	612,273
Goldman Sachs Group, Inc.	8,040	3,430,748
Huntington Bancshares, Inc.	35,708	480,987
JPMorgan Chase & Co.	71,276	13,666,460
KeyCorp	23,090	334,574
M&T Bank Corp.	4,096	591,421
Morgan Stanley	30,887	2,805,775
Northern Trust Corp.	5,057	416,646
PNC Financial Services Group, Inc.	9,813	1,503,940
Regions Financial Corp.	22,781	438,990
Security Description	Shares or Principal Amount	Value

Banks (continued)
State Street Corp.	7,444	$ 539,616
Truist Financial Corp.	32,883	1,234,757
US Bancorp	38,387	1,559,664
Wells Fargo & Co.	88,728	5,263,345
		43,651,825
Beverages — 2.1%
Brown-Forman Corp., Class B	4,458	213,315
Coca-Cola Co.	58,519	3,614,719
Constellation Brands, Inc., Class A	3,966	1,005,222
Keurig Dr Pepper, Inc.	25,678	865,349
Molson Coors Beverage Co., Class B	4,565	261,392
Monster Beverage Corp.†	7,285	389,383
PepsiCo, Inc.	21,687	3,814,960
		10,164,340
Biotechnology — 2.3%
Amgen, Inc.	13,190	3,613,269
Biogen, Inc.†	3,572	767,337
Bio-Rad Laboratories, Inc., Class A†	516	139,191
Corteva, Inc.	17,302	936,557
Gilead Sciences, Inc.	30,719	2,002,879
Illumina, Inc.†	3,915	481,741
Incyte Corp.†	4,586	238,701
Moderna, Inc.†	8,178	902,115
Regeneron Pharmaceuticals, Inc.†	1,042	928,068
Vertex Pharmaceuticals, Inc.†	2,287	898,356
		10,908,214
Building Materials — 0.7%
Carrier Global Corp.	10,711	658,619
Johnson Controls International PLC	16,802	1,093,306
Martin Marietta Materials, Inc.	518	304,102
Masco Corp.	2,492	170,578
Mohawk Industries, Inc.†	1,303	150,262
Trane Technologies PLC	1,739	551,854
Vulcan Materials Co.	1,179	303,746
		3,232,467
Chemicals — 2.1%
Air Products and Chemicals, Inc.	5,481	1,295,380
Albemarle Corp.	2,893	348,057
CF Industries Holdings, Inc.	2,167	171,128
Dow, Inc.	17,315	985,223
DuPont de Nemours, Inc.	10,604	768,790
Eastman Chemical Co.	2,892	273,120
Ecolab, Inc.	3,066	693,376
FMC Corp.	3,076	181,515
International Flavors & Fragrances, Inc.	6,294	532,787
Linde PLC	5,738	2,530,228
LyondellBasell Industries NV, Class A	6,311	630,911
Mosaic Co.	8,058	252,941
PPG Industries, Inc.	5,814	750,006
Sherwin-Williams Co.	2,903	869,768
		10,283,230
Commercial Services — 2.0%
Automatic Data Processing, Inc.	6,178	1,494,396
Cintas Corp.	956	629,373
CoStar Group, Inc.†	5,739	525,291
Equifax, Inc.	1,854	408,232
Global Payments, Inc.	6,420	788,183
MarketAxess Holdings, Inc.	935	187,084
Moody's Corp.	2,056	761,399

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
PayPal Holdings, Inc.†	26,423	$ 1,794,650
Quanta Services, Inc.	1,110	287,002
Robert Half, Inc.	2,567	177,482
Rollins, Inc.	3,945	175,789
S&P Global, Inc.	4,436	1,844,622
Verisk Analytics, Inc.	1,609	350,698
		9,424,201
Computers — 2.0%
Accenture PLC, Class A	7,111	2,139,771
Cognizant Technology Solutions Corp., Class A	12,278	806,419
EPAM Systems, Inc.†	854	200,912
Hewlett Packard Enterprise Co.	32,051	544,867
HP, Inc.	21,499	603,907
International Business Machines Corp.	22,559	3,749,306
Leidos Holdings, Inc.	3,390	475,346
NetApp, Inc.	3,200	327,072
Seagate Technology Holdings PLC	2,834	243,469
Western Digital Corp.†	7,994	566,215
		9,657,284
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	12,383	1,138,245
Estee Lauder Cos., Inc., Class A	5,743	842,556
Kenvue, Inc.	42,492	799,699
Procter & Gamble Co.	35,388	5,775,322
		8,555,822
Distribution/Wholesale — 0.2%
Fastenal Co.	7,054	479,249
LKQ Corp.	6,597	284,529
Pool Corp.	410	148,637
WW Grainger, Inc.	272	250,607
		1,163,022
Diversified Financial Services — 4.2%
American Express Co.	4,230	989,947
Ameriprise Financial, Inc.	1,161	478,088
BlackRock, Inc.	3,448	2,601,999
Capital One Financial Corp.	9,379	1,345,230
Cboe Global Markets, Inc.	937	169,738
Charles Schwab Corp.	36,691	2,713,300
CME Group, Inc.	5,680	1,190,755
Discover Financial Services	2,836	359,406
Franklin Resources, Inc.	7,400	169,016
Intercontinental Exchange, Inc.	14,118	1,817,834
Invesco, Ltd.	11,082	157,032
Mastercard, Inc., Class A	5,695	2,569,584
Nasdaq, Inc.	9,369	560,735
Raymond James Financial, Inc.	4,638	565,836
Synchrony Financial	10,031	441,163
T. Rowe Price Group, Inc.	5,520	604,826
Visa, Inc., Class A	13,258	3,561,231
		20,295,720
Electric — 4.6%
AES Corp.	16,509	295,511
Alliant Energy Corp.	6,291	313,292
Ameren Corp.	6,483	478,899
American Electric Power Co., Inc.	12,965	1,115,379
CenterPoint Energy, Inc.	15,562	453,477
CMS Energy Corp.	7,259	439,968
Consolidated Edison, Inc.	8,511	803,438
Security Description	Shares or Principal Amount	Value

Electric (continued)
Constellation Energy Corp.	4,331	$ 805,306
Dominion Energy, Inc.	20,631	1,051,768
DTE Energy Co.	5,090	561,529
Duke Energy Corp.	19,009	1,867,824
Edison International	9,457	672,014
Entergy Corp.	5,214	556,177
Evergy, Inc.	5,664	297,077
Eversource Energy	8,612	522,060
Exelon Corp.	24,542	922,288
FirstEnergy Corp.	12,732	488,145
NextEra Energy, Inc.	50,584	3,387,611
NRG Energy, Inc.	5,566	404,481
PG&E Corp.	52,601	900,003
Pinnacle West Capital Corp.	2,796	205,925
PPL Corp.	18,173	499,031
Public Service Enterprise Group, Inc.	12,286	848,717
Sempra	15,516	1,111,411
Southern Co.	26,889	1,976,342
WEC Energy Group, Inc.	7,777	642,691
Xcel Energy, Inc.	13,605	730,997
		22,351,361
Electrical Components & Equipment — 0.7%
AMETEK, Inc.	2,959	516,819
Eaton Corp. PLC	3,741	1,190,611
Emerson Electric Co.	14,095	1,519,159
Generac Holdings, Inc.†	591	80,352
		3,306,941
Electronics — 1.4%
Allegion PLC	1,342	163,133
Amphenol Corp., Class A	6,507	785,850
Garmin, Ltd.	1,736	250,800
Honeywell International, Inc.	16,253	3,132,441
Hubbell, Inc.	714	264,551
Jabil, Inc.	1,447	169,820
Keysight Technologies, Inc.†	4,306	637,030
Mettler-Toledo International, Inc.†	328	403,342
TE Connectivity, Ltd.	4,644	657,033
Trimble, Inc.†	6,133	368,409
		6,832,409
Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	2,109	229,375
First Solar, Inc.†	2,634	464,374
		693,749
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	3,098	444,656
Entertainment — 0.0%
Caesars Entertainment, Inc.†	2,234	80,022
Environmental Control — 0.4%
Pentair PLC	1,223	96,727
Republic Services, Inc.	2,168	415,605
Veralto Corp.	5,407	506,528
Waste Management, Inc.	4,789	996,208
		2,015,068
Food — 1.6%
Campbell Soup Co.	4,851	221,739
Conagra Brands, Inc.	11,785	362,742
General Mills, Inc.	14,001	986,511
Hershey Co.	2,291	444,271

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Hormel Foods Corp.	7,145	$ 254,076
J.M. Smucker Co.	2,617	300,562
Kellanova	6,502	376,206
Kraft Heinz Co.	19,656	758,918
Kroger Co.	16,318	903,691
Lamb Weston Holdings, Inc.	1,210	100,841
McCormick & Co., Inc.	6,199	471,496
Mondelez International, Inc., Class A	19,254	1,385,133
Sysco Corp.	12,274	912,204
Tyson Foods, Inc., Class A	7,060	428,189
		7,906,579
Forest Products & Paper — 0.1%
International Paper Co.	8,531	298,073
Gas — 0.1%
Atmos Energy Corp.	3,719	438,470
NiSource, Inc.	10,193	283,977
		722,447
Hand/Machine Tools — 0.1%
Snap-on, Inc.	716	191,859
Stanley Black & Decker, Inc.	3,780	345,492
		537,351
Healthcare-Products — 5.3%
Abbott Laboratories	42,802	4,535,728
Agilent Technologies, Inc.	7,225	990,114
Align Technology, Inc.†	790	223,080
Baxter International, Inc.	12,520	505,432
Bio-Techne Corp.	3,875	244,939
Boston Scientific Corp.†	16,253	1,168,103
Cooper Cos., Inc.	2,842	253,109
Danaher Corp.	16,214	3,998,697
Edwards Lifesciences Corp.†	9,420	797,591
GE HealthCare Technologies, Inc.	10,441	796,022
Hologic, Inc.†	5,787	438,481
IDEXX Laboratories, Inc.†	901	443,977
Insulet Corp.†	1,067	183,460
Intuitive Surgical, Inc.†	2,953	1,094,441
Medtronic PLC	32,782	2,630,428
ResMed, Inc.	3,626	775,928
Revvity, Inc.	3,043	311,816
Solventum Corp.†	3,406	221,424
STERIS PLC	1,072	219,288
Stryker Corp.	3,001	1,009,836
Teleflex, Inc.	1,159	241,941
Thermo Fisher Scientific, Inc.	5,906	3,358,860
Waters Corp.†	918	283,699
Zimmer Biomet Holdings, Inc.	5,152	619,683
		25,346,077
Healthcare-Services — 3.1%
Catalent, Inc.†	4,456	248,868
Centene Corp.†	13,177	962,712
Charles River Laboratories International, Inc.†	1,265	289,685
DaVita, Inc.†	598	83,128
Elevance Health, Inc.	5,793	3,062,064
HCA Healthcare, Inc.	2,539	786,633
Humana, Inc.	3,013	910,197
IQVIA Holdings, Inc.†	2,790	646,638
Laboratory Corp. of America Holdings	2,093	421,467
Molina Healthcare, Inc.†	586	200,471
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
Quest Diagnostics, Inc.	2,737	$ 378,199
UnitedHealth Group, Inc.	14,138	6,838,550
Universal Health Services, Inc., Class B	1,504	256,327
		15,084,939
Home Builders — 0.1%
Lennar Corp., Class A	2,681	406,493
Household Products/Wares — 0.5%
Avery Dennison Corp.	1,985	431,301
Church & Dwight Co., Inc.	3,280	353,879
Clorox Co.	3,060	452,482
Kimberly-Clark Corp.	8,306	1,134,018
		2,371,680
Insurance — 7.2%
Aflac, Inc.	12,979	1,085,693
Allstate Corp.	6,472	1,100,628
American International Group, Inc.(1)	17,308	1,303,465
Aon PLC, Class A	2,419	682,182
Arthur J Gallagher & Co.	2,619	614,653
Assurant, Inc.	1,281	223,406
Berkshire Hathaway, Inc., Class B†	44,857	17,796,118
Brown & Brown, Inc.	1,281	104,453
Chubb, Ltd.	9,992	2,484,411
Cincinnati Financial Corp.	3,871	447,836
Everest Group, Ltd.	1,070	392,059
Globe Life, Inc.	2,112	160,871
Hartford Financial Services Group, Inc.	7,359	713,014
Loews Corp.	4,492	337,574
Marsh & McLennan Cos., Inc.	5,822	1,161,081
MetLife, Inc.	15,135	1,075,796
Principal Financial Group, Inc.	5,408	427,989
Progressive Corp.	7,215	1,502,524
Prudential Financial, Inc.	8,900	983,272
Travelers Cos., Inc.	5,626	1,193,612
W.R. Berkley Corp.	4,997	384,619
Willis Towers Watson PLC	2,528	634,882
		34,810,138
Internet — 0.6%
Airbnb, Inc., Class A†	5,369	851,362
CDW Corp.	1,916	463,404
eBay, Inc.	12,796	659,506
Etsy, Inc.†	1,653	113,512
F5, Inc.†	1,450	239,699
Gen Digital, Inc.	13,818	278,295
Match Group, Inc.†	6,701	206,525
VeriSign, Inc.†	1,130	191,512
		3,003,815
Iron/Steel — 0.1%
Nucor Corp.	2,243	378,013
Steel Dynamics, Inc.	1,388	180,606
		558,619
Leisure Time — 0.0%
Carnival Corp.†	7,203	106,748
Lodging — 0.1%
Las Vegas Sands Corp.	3,551	157,522
MGM Resorts International†	2,156	85,033
		242,555

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Construction & Mining — 0.5%
Caterpillar, Inc.	5,272	$ 1,763,853
GE Vernova, Inc.†	3,823	587,633
		2,351,486
Machinery-Diversified — 1.1%
Deere & Co.	2,761	1,080,683
Dover Corp.	3,449	618,406
IDEX Corp.	1,865	411,158
Ingersoll Rand, Inc.	2,295	214,169
Nordson Corp.	1,338	345,458
Otis Worldwide Corp.	6,098	556,138
Rockwell Automation, Inc.	1,469	398,040
Westinghouse Air Brake Technologies Corp.	4,417	711,490
Xylem, Inc.	5,944	776,881
		5,112,423
Media — 2.2%
Charter Communications, Inc., Class A†	1,315	336,561
Comcast Corp., Class A	97,691	3,723,004
FactSet Research Systems, Inc.	498	207,611
Fox Corp., Class A	5,900	182,959
Fox Corp., Class B	3,253	93,296
News Corp., Class A	9,369	222,982
News Corp., Class B	2,827	69,375
Paramount Global, Class B	11,895	135,484
Walt Disney Co.	45,224	5,024,387
Warner Bros. Discovery, Inc.†	54,711	402,673
		10,398,332
Mining — 0.4%
Freeport-McMoRan, Inc.	17,677	882,789
Newmont Corp.	28,414	1,154,745
		2,037,534
Miscellaneous Manufacturing — 0.7%
3M Co.	13,627	1,315,142
A.O. Smith Corp.	1,120	92,781
Illinois Tool Works, Inc.	3,620	883,678
Parker-Hannifin Corp.	696	379,257
Teledyne Technologies, Inc.†	1,163	443,661
Textron, Inc.	4,832	408,739
		3,523,258
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,266	398,233
Oil & Gas — 5.7%
Chevron Corp.	42,762	6,896,228
ConocoPhillips	9,004	1,131,082
Coterra Energy, Inc.	6,305	172,505
Devon Energy Corp.	15,796	808,439
EOG Resources, Inc.	4,888	645,851
EQT Corp.	10,141	406,553
Exxon Mobil Corp.	97,903	11,578,988
Marathon Oil Corp.	6,782	182,097
Marathon Petroleum Corp.	4,083	741,963
Occidental Petroleum Corp.	16,227	1,073,254
Phillips 66	10,601	1,518,169
Pioneer Natural Resources Co.	2,880	775,641
Valero Energy Corp.	8,394	1,341,949
		27,272,719
Oil & Gas Services — 0.7%
Baker Hughes Co.	24,676	804,931
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
Halliburton Co.	21,945	$ 822,279
Schlumberger NV	35,192	1,670,916
		3,298,126
Packaging & Containers — 0.3%
Amcor PLC	35,634	318,568
Ball Corp.	7,774	540,837
Packaging Corp. of America	2,193	379,345
Westrock Co.	6,335	303,827
		1,542,577
Pharmaceuticals — 7.3%
AbbVie, Inc.	27,423	4,460,077
Becton Dickinson & Co.	7,123	1,671,056
Bristol-Myers Squibb Co.	50,166	2,204,294
Cardinal Health, Inc.	5,997	617,931
Cencora, Inc.	4,082	975,802
Cigna Group	7,212	2,574,972
CVS Health Corp.	31,026	2,100,770
Dexcom, Inc.†	3,707	472,235
Henry Schein, Inc.†	3,204	221,973
Johnson & Johnson	59,350	8,581,416
McKesson Corp.	3,240	1,740,560
Merck & Co., Inc.	37,485	4,843,812
Pfizer, Inc.	139,209	3,566,535
Viatris, Inc.	29,577	342,206
Zoetis, Inc.	5,094	811,169
		35,184,808
Pipelines — 0.4%
Kinder Morgan, Inc.	47,677	871,536
ONEOK, Inc.	5,458	431,837
Williams Cos., Inc.	18,295	701,796
		2,005,169
Private Equity — 0.1%
Blackstone, Inc.	4,966	579,085
Real Estate — 0.1%
CBRE Group, Inc., Class A†	7,332	637,078
REITS — 3.6%
Alexandria Real Estate Equities, Inc.	3,882	449,807
American Tower Corp.	6,781	1,163,348
AvalonBay Communities, Inc.	3,497	662,926
Boston Properties, Inc.	3,560	220,328
Camden Property Trust	2,632	262,358
Crown Castle, Inc.	10,692	1,002,696
Digital Realty Trust, Inc.	4,405	611,326
Equinix, Inc.	1,227	872,532
Equity Residential	8,510	548,044
Essex Property Trust, Inc.	1,583	389,814
Extra Space Storage, Inc.	5,209	699,465
Federal Realty Investment Trust	1,811	188,652
Healthpeak Properties, Inc.	17,453	324,800
Host Hotels & Resorts, Inc.	6,957	131,279
Invitation Homes, Inc.	14,182	485,024
Iron Mountain, Inc.	3,527	273,413
Kimco Realty Corp.	16,423	305,960
Mid-America Apartment Communities, Inc.	2,878	374,140
Prologis, Inc.	22,780	2,324,699
Public Storage	2,263	587,135
Realty Income Corp.	20,504	1,097,784
Regency Centers Corp.	4,050	239,841
SBA Communications Corp.	1,596	297,048

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Simon Property Group, Inc.	5,062	$ 711,363
UDR, Inc.	7,461	284,115
Ventas, Inc.	9,920	439,258
VICI Properties, Inc.	25,506	728,196
Welltower, Inc.	13,645	1,300,096
Weyerhaeuser Co.	17,992	542,819
		17,518,266
Retail — 6.5%
AutoZone, Inc.†	132	390,245
Bath & Body Works, Inc.	5,570	252,990
Best Buy Co., Inc.	4,726	348,023
CarMax, Inc.†	3,893	264,607
Costco Wholesale Corp.	6,345	4,586,801
Darden Restaurants, Inc.	1,413	216,768
Dollar General Corp.	5,412	753,296
Dollar Tree, Inc.†	5,103	603,430
Domino's Pizza, Inc.	516	273,103
Genuine Parts Co.	3,456	543,318
Home Depot, Inc.	15,459	5,166,707
Lowe's Cos., Inc.	14,179	3,232,670
McDonald's Corp.	10,014	2,734,223
O'Reilly Automotive, Inc.†	393	398,211
Starbucks Corp.	11,445	1,012,768
Target Corp.	11,382	1,832,274
TJX Cos., Inc.	9,834	925,281
Tractor Supply Co.	1,546	422,182
Ulta Beauty, Inc.†	407	164,770
Walgreens Boots Alliance, Inc.	17,647	312,881
Walmart, Inc.	105,537	6,263,621
Yum! Brands, Inc.	3,741	528,416
		31,226,585
Semiconductors — 3.0%
Analog Devices, Inc.	5,012	1,005,457
Intel Corp.	104,239	3,176,162
Microchip Technology, Inc.	5,462	502,395
Micron Technology, Inc.	27,216	3,074,319
NXP Semiconductors NV	1,589	407,086
ON Semiconductor Corp.†	5,900	413,944
Qorvo, Inc.†	2,380	278,079
QUALCOMM, Inc.	13,207	2,190,381
Skyworks Solutions, Inc.	3,950	421,031
Teradyne, Inc.	3,769	438,410
Texas Instruments, Inc.	14,123	2,491,580
		14,398,844
Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	976	270,284
Software — 1.4%
Akamai Technologies, Inc.†	1,971	198,933
ANSYS, Inc.†	921	299,215
Autodesk, Inc.†	2,532	538,936
Broadridge Financial Solutions, Inc.	1,249	241,569
Dayforce, Inc.†	1,732	106,293
Electronic Arts, Inc.	3,359	425,988
Fidelity National Information Services, Inc.	14,607	992,107
Fiserv, Inc.†	7,103	1,084,415
Jack Henry & Associates, Inc.	1,797	292,354
Security Description	Shares or Principal Amount	Value

Software (continued)
MSCI, Inc.	838	$ 390,332
Paychex, Inc.	4,737	562,803
Paycom Software, Inc.	675	126,887
PTC, Inc.†	1,179	209,202
Roper Technologies, Inc.	1,501	767,701
Take-Two Interactive Software, Inc.†	1,955	279,194
		6,515,929
Telecommunications — 3.2%
AT&T, Inc.	176,279	2,977,352
Cisco Systems, Inc.	100,183	4,706,597
Corning, Inc.	18,931	631,917
Juniper Networks, Inc.	7,936	276,332
Motorola Solutions, Inc.	1,719	582,999
T-Mobile US, Inc.	12,875	2,113,689
Verizon Communications, Inc.	103,654	4,093,296
		15,382,182
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,216	197,141
Transportation — 1.9%
C.H. Robinson Worldwide, Inc.	2,876	204,196
CSX Corp.	24,360	809,239
Expeditors International of Washington, Inc.	2,258	251,338
FedEx Corp.	5,668	1,483,769
JB Hunt Transport Services, Inc.	2,010	326,766
Norfolk Southern Corp.	5,569	1,282,652
Union Pacific Corp.	8,269	1,961,076
United Parcel Service, Inc., Class B	17,832	2,629,863
		8,948,899
Water — 0.1%
American Water Works Co., Inc.	4,800	587,136
Total Common Stocks (cost $434,825,166)		471,733,628
UNAFFILIATED INVESTMENT COMPANIES — 2.2%
iShares S&P 500 Value ETF (cost $10,562,057)	58,900	10,530,731
Total Long-Term Investment Securities (cost $445,387,223)		482,264,359
SHORT-TERM INVESTMENTS — 0.0%
U.S. Government — 0.0%
United States Treasury Bills
5.20%, 07/16/2024(2) (cost $49,451)	$ 50,000	49,447
TOTAL INVESTMENTS (cost $445,436,674)	100.1%	482,313,806
Other assets less liabilities	(0.1)	(242,450)
NET ASSETS	100.0%	$482,071,356
†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2)
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
3	Long	S&P 500 E-Mini Index	June 2024	$777,958	$760,050	$(17,908)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$471,733,628	$—	$—	$471,733,628
Unaffiliated Investment Companies	10,530,731	—	—	10,530,731
Short-Term Investments	—	49,447	—	49,447
Total Investments at Value	$482,264,359	$49,447	$—	$482,313,806
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$17,908	$—	$—	$17,908
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.6%
Airlines — 0.5%
American Airlines Group, Inc.†	220,839	$ 2,983,535
Apparel — 2.0%
Deckers Outdoor Corp.†	821	671,964
PVH Corp.	43,677	4,752,057
Skechers USA, Inc., Class A†	107,835	7,122,502
		12,546,523
Auto Manufacturers — 0.9%
Tesla, Inc.†	30,348	5,562,181
Banks — 0.8%
Northern Trust Corp.	62,661	5,162,640
Beverages — 0.2%
PepsiCo, Inc.	7,961	1,400,419
Biotechnology — 1.8%
Exelixis, Inc.†	73,595	1,726,539
Incyte Corp.†	24,055	1,252,063
Vertex Pharmaceuticals, Inc.†	21,552	8,465,841
		11,444,443
Building Materials — 1.4%
AZEK Co., Inc.†	78,346	3,575,712
Masco Corp.	81,172	5,556,223
		9,131,935
Chemicals — 0.8%
Chemours Co.	110,383	2,952,745
RPM International, Inc.	21,437	2,291,830
		5,244,575
Commercial Services — 2.9%
Gartner, Inc.†	15,527	6,406,285
Grand Canyon Education, Inc.†	5,970	776,219
Insperity, Inc.	9,199	946,853
TriNet Group, Inc.	18,070	1,813,686
Verisk Analytics, Inc.	30,373	6,620,099
WEX, Inc.†	10,214	2,157,810
		18,720,952
Computers — 9.1%
Apple, Inc.	342,219	58,290,162
Cosmetics/Personal Care — 0.2%
Colgate-Palmolive Co.	15,688	1,442,041
Diversified Financial Services — 4.2%
American Express Co.	34,802	8,144,712
Ameriprise Financial, Inc.	19,298	7,946,723
Mastercard, Inc., Class A	7,031	3,172,387
TPG, Inc.	67,098	2,891,924
Visa, Inc., Class A	17,988	4,831,757
		26,987,503
Electric — 1.2%
Vistra Corp.	101,117	7,668,713
Electronics — 0.6%
Amphenol Corp., Class A	29,472	3,559,333
Healthcare-Products — 0.4%
Align Technology, Inc.†	8,608	2,430,727
Healthcare-Services — 1.8%
ICON PLC†	5,352	1,594,254
Security Description	Shares or Principal Amount	Value

Healthcare-Services (continued)
IQVIA Holdings, Inc.†	31,130	$ 7,215,000
UnitedHealth Group, Inc.	5,396	2,610,045
		11,419,299
Household Products/Wares — 1.2%
Kimberly-Clark Corp.	57,020	7,784,941
Insurance — 1.2%
Equitable Holdings, Inc.	199,922	7,379,121
Internet — 22.4%
Alphabet, Inc., Class A†	137,470	22,377,367
Alphabet, Inc., Class C†	144,426	23,778,297
Amazon.com, Inc.†	264,795	46,339,125
Booking Holdings, Inc.	3,052	10,535,595
Meta Platforms, Inc., Class A	71,547	30,777,373
Spotify Technology SA†	34,129	9,571,137
		143,378,894
Lodging — 0.0%
Las Vegas Sands Corp.	7,610	337,580
Machinery-Diversified — 0.3%
AGCO Corp.	18,802	2,147,000
Oil & Gas — 1.1%
Phillips 66	47,290	6,772,401
Pharmaceuticals — 6.0%
AbbVie, Inc.	42,483	6,909,435
Cardinal Health, Inc.	24,945	2,570,333
Cigna Group	22,643	8,084,457
Eli Lilly & Co.	15,663	12,234,369
McKesson Corp.	15,928	8,556,681
		38,355,275
REITS — 1.3%
American Tower Corp.	46,007	7,892,961
Ryman Hospitality Properties, Inc.	5,831	615,054
		8,508,015
Retail — 3.8%
Costco Wholesale Corp.	739	534,223
Home Depot, Inc.	6,320	2,112,271
O'Reilly Automotive, Inc.†	7,188	7,283,313
Ross Stores, Inc.	40,073	5,191,457
Target Corp.	55,490	8,932,780
		24,054,044
Semiconductors — 14.9%
Applied Materials, Inc.	57,781	11,478,196
Broadcom, Inc.	3,785	4,921,522
Lam Research Corp.	11,803	10,556,721
Monolithic Power Systems, Inc.	1,958	1,310,548
NVIDIA Corp.	70,180	60,636,923
NXP Semiconductors NV	25,094	6,428,832
		95,332,742
Software — 18.6%
Adobe, Inc.†	22,496	10,411,824
AppLovin Corp., Class A†	65,125	4,595,871
Autodesk, Inc.†	30,573	6,507,463
Datadog, Inc., Class A†	23,779	2,984,265
DocuSign, Inc.†	9,929	561,982
Dropbox, Inc., Class A†	213,526	4,945,262
Fiserv, Inc.†	3,214	490,681
Microsoft Corp.	171,514	66,775,546

SunAmerica Series Trust SA MFS Blue Chip Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Nutanix, Inc., Class A†	31,830	$ 1,932,081
Salesforce, Inc.	10,896	2,930,370
ServiceNow, Inc.†	14,128	9,795,366
Veeva Systems, Inc., Class A†	35,904	7,129,098
		119,059,809
Transportation — 1.0%
CSX Corp.	191,991	6,377,941
Total Long-Term Investment Securities (cost $416,061,526)		643,482,744
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
U.S. Government Agency — 0.3%
Federal Home Loan Bank
5.27%, 05/01/2024 (cost $2,031,000)	$2,031,000	$ 2,030,702
TOTAL INVESTMENTS (cost $418,092,526)	100.9%	645,513,446
Other assets less liabilities	(0.9)	(5,673,502)
NET ASSETS	100.0%	$639,839,944
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$643,482,744	$—	$—	$643,482,744
Short-Term Investments	—	2,030,702	—	2,030,702
Total Investments at Value	$643,482,744	$2,030,702	$—	$645,513,446
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.5%
Aerospace/Defense — 2.0%
Howmet Aerospace, Inc.	251,320	$ 16,775,610
Apparel — 1.0%
LVMH Moet Hennessy Louis Vuitton SE	10,034	8,077,135
Banks — 6.1%
Bank of America Corp.	330,783	12,242,279
Goldman Sachs Group, Inc.	34,418	14,686,505
JPMorgan Chase & Co.	131,103	25,137,689
		52,066,473
Beverages — 1.5%
Diageo PLC	185,953	6,412,306
Pernod Ricard SA	40,785	6,158,762
		12,571,068
Biotechnology — 1.6%
Vertex Pharmaceuticals, Inc.†	35,382	13,898,403
Building Materials — 1.9%
Johnson Controls International PLC	135,107	8,791,412
Summit Materials, Inc., Class A†	182,592	7,102,829
		15,894,241
Chemicals — 2.1%
DuPont de Nemours, Inc.	116,359	8,436,028
Linde PLC	22,088	9,739,924
		18,175,952
Commercial Services — 0.3%
Dun & Bradstreet Holdings, Inc.	285,229	2,595,584
Computers — 4.6%
Apple, Inc.	166,892	28,426,715
Check Point Software Technologies, Ltd.†	69,496	10,384,092
		38,810,807
Cosmetics/Personal Care — 2.3%
Colgate-Palmolive Co.	120,733	11,097,777
Kenvue, Inc.	439,884	8,278,617
		19,376,394
Diversified Financial Services — 5.7%
Charles Schwab Corp.	72,951	5,394,726
CME Group, Inc.	25,711	5,390,054
Mastercard, Inc., Class A	37,678	17,000,314
Visa, Inc., Class A	76,311	20,497,898
		48,282,992
Electric — 2.0%
Southern Co.	123,793	9,098,785
Xcel Energy, Inc.	141,822	7,620,096
		16,718,881
Electrical Components & Equipment — 2.6%
AMETEK, Inc.	50,202	8,768,281
Eaton Corp. PLC	41,437	13,187,740
		21,956,021
Electronics — 3.5%
Allegion PLC	30,153	3,665,398
Fortive Corp.	3,511	264,273
Honeywell International, Inc.	63,597	12,257,050
TE Connectivity, Ltd.	92,364	13,067,659
		29,254,380
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.8%
Waste Management, Inc.	31,441	$ 6,540,357
Food — 0.9%
Mondelez International, Inc., Class A	101,136	7,275,724
Healthcare-Products — 2.7%
Agilent Technologies, Inc.	76,441	10,475,475
Medtronic PLC	157,411	12,630,658
		23,106,133
Healthcare-Services — 1.3%
ICON PLC†	38,403	11,439,486
Insurance — 3.1%
Aon PLC, Class A	27,233	7,679,978
Chubb, Ltd.	44,817	11,143,299
Willis Towers Watson PLC	30,361	7,624,862
		26,448,139
Internet — 10.1%
Alphabet, Inc., Class A†	310,245	50,501,681
Alphabet, Inc., Class C†	11,133	1,832,937
Amazon.com, Inc.†	188,750	33,031,250
		85,365,868
Media — 0.4%
Comcast Corp., Class A	93,669	3,569,726
Oil & Gas — 4.4%
ConocoPhillips	189,548	23,811,020
Exxon Mobil Corp.	110,703	13,092,844
		36,903,864
Pharmaceuticals — 7.8%
Becton Dickinson & Co.	44,941	10,543,159
Cigna Group	43,528	15,541,237
Eli Lilly & Co.	19,530	15,254,883
Merck & Co., Inc.	78,759	10,177,238
Pfizer, Inc.	330,295	8,462,158
Zoetis, Inc.	40,398	6,432,977
		66,411,652
REITS — 1.8%
American Tower Corp.	73,151	12,549,786
Rayonier, Inc.	97,285	2,885,473
		15,435,259
Retail — 4.4%
Costco Wholesale Corp.	18,067	13,060,635
Home Depot, Inc.	36,987	12,361,795
Target Corp.	62,045	9,988,004
Tractor Supply Co.	6,239	1,703,746
		37,114,180
Semiconductors — 10.4%
Analog Devices, Inc.	71,971	14,438,102
Applied Materials, Inc.	57,554	11,433,102
ASML Holding NV	10,631	9,266,227
Lam Research Corp.	5,185	4,637,516
NVIDIA Corp.	47,259	40,832,721
Texas Instruments, Inc.	44,708	7,887,385
		88,495,053
Software — 14.3%
Adobe, Inc.†	14,475	6,699,464
Electronic Arts, Inc.	71,912	9,119,880
Fiserv, Inc.†	88,519	13,514,196

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Microsoft Corp.	192,766	$ 75,049,587
Salesforce, Inc.	61,273	16,478,760
		120,861,887
Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.	59,818	4,691,526
JB Hunt Transport Services, Inc.	20,771	3,376,741
		8,068,267
Total Long-Term Investment Securities (cost $562,760,575)		851,489,536
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%
U.S. Government Agency — 0.8%
Federal Home Loan Bank
5.27%, 05/01/2024 (cost $6,631,000)	$6,631,000	$ 6,630,028
TOTAL INVESTMENTS (cost $569,391,575)	101.3%	858,119,564
Other assets less liabilities	(1.3)	(10,682,950)
NET ASSETS	100.0%	$847,436,614
†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$8,077,135	$—	$8,077,135
Beverages	—	12,571,068	—	12,571,068
Semiconductors	79,228,826	9,266,227	—	88,495,053
Other Industries	742,346,280	—	—	742,346,280
Short-Term Investments	—	6,630,028	—	6,630,028
Total Investments at Value	$821,575,106	$36,544,458	$—	$858,119,564
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.2%
Advertising — 0.7%
Omnicom Group, Inc.	35,800	$ 3,323,672
Aerospace/Defense — 1.4%
General Dynamics Corp.	8,361	2,400,359
Howmet Aerospace, Inc.	20,953	1,398,613
L3Harris Technologies, Inc.	14,497	3,103,083
		6,902,055
Agriculture — 1.4%
Altria Group, Inc.	31,456	1,378,087
Archer-Daniels-Midland Co.	17,801	1,044,207
Philip Morris International, Inc.	46,748	4,438,255
		6,860,549
Auto Parts & Equipment — 1.1%
Aptiv PLC†	39,761	2,823,031
Lear Corp.	18,475	2,325,448
		5,148,479
Banks — 9.2%
Bank of America Corp.	197,328	7,303,109
Goldman Sachs Group, Inc.	28,882	12,324,238
JPMorgan Chase & Co.	57,633	11,050,551
Morgan Stanley	39,759	3,611,708
Northern Trust Corp.	52,600	4,333,714
PNC Financial Services Group, Inc.	13,991	2,144,261
Truist Financial Corp.	93,163	3,498,271
		44,265,852
Beverages — 0.8%
Constellation Brands, Inc., Class A	8,917	2,260,103
Diageo PLC	47,392	1,634,241
		3,894,344
Building Materials — 3.1%
Johnson Controls International PLC	110,800	7,209,756
Masco Corp.	99,287	6,796,195
Summit Materials, Inc., Class A†	24,206	941,614
		14,947,565
Chemicals — 2.1%
Air Products and Chemicals, Inc.	4,927	1,164,447
Axalta Coating Systems, Ltd.†	88,838	2,793,067
DuPont de Nemours, Inc.	34,743	2,518,867
PPG Industries, Inc.	30,308	3,909,732
		10,386,113
Commercial Services — 0.5%
Dun & Bradstreet Holdings, Inc.	227,432	2,069,631
UL Solutions, Inc.†	9,300	326,430
		2,396,061
Computers — 1.2%
Accenture PLC, Class A	7,873	2,369,064
Amdocs, Ltd.	19,953	1,675,852
Cognizant Technology Solutions Corp., Class A	23,536	1,545,845
		5,590,761
Cosmetics/Personal Care — 0.6%
Kenvue, Inc.	153,330	2,885,671
Distribution/Wholesale — 0.6%
LKQ Corp.	62,431	2,692,649
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.9%
Cboe Global Markets, Inc.	11,767	$ 2,131,592
Charles Schwab Corp.	129,208	9,554,932
CME Group, Inc.	7,982	1,673,347
Invesco, Ltd.	56,667	802,971
		14,162,842
Electric — 3.1%
Dominion Energy, Inc.	12,329	628,532
Duke Energy Corp.	36,109	3,548,070
Exelon Corp.	47,087	1,769,530
National Grid PLC	108,576	1,425,354
PG&E Corp.	226,939	3,882,926
Southern Co.	48,247	3,546,155
		14,800,567
Electrical Components & Equipment — 1.6%
Eaton Corp. PLC	24,325	7,741,675
Electronics — 0.6%
Honeywell International, Inc.	13,903	2,679,525
Hand/Machine Tools — 1.0%
Regal Rexnord Corp.	17,225	2,779,598
Stanley Black & Decker, Inc.	24,484	2,237,838
		5,017,436
Healthcare-Products — 1.1%
Boston Scientific Corp.†	20,955	1,506,036
Medtronic PLC	50,621	4,061,829
		5,567,865
Healthcare-Services — 0.7%
ICON PLC†	8,397	2,501,298
Quest Diagnostics, Inc.	7,210	996,278
		3,497,576
Household Products/Wares — 0.5%
Henkel AG & Co. KGaA (Preference Shares)	30,383	2,413,340
Insurance — 3.4%
Aon PLC, Class A	16,555	4,668,676
Chubb, Ltd.	20,822	5,177,182
Travelers Cos., Inc.	10,487	2,224,922
Willis Towers Watson PLC	16,489	4,141,047
		16,211,827
Internet — 1.1%
Alphabet, Inc., Class A†	25,697	4,182,957
Booking Holdings, Inc.	361	1,246,183
		5,429,140
Machinery-Construction & Mining — 0.2%
GE Vernova, Inc.†	5,472	841,101
Media — 1.7%
Comcast Corp., Class A	194,981	7,430,726
Warner Bros. Discovery, Inc.†	117,936	868,009
		8,298,735
Mining — 0.2%
Glencore PLC	184,606	1,075,103
Oil & Gas — 3.9%
Chevron Corp.	9,209	1,485,135
ConocoPhillips	51,954	6,526,461
Hess Corp.	30,489	4,801,713

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Pioneer Natural Resources Co.	11,340	$ 3,054,089
Suncor Energy, Inc.	83,085	3,170,345
		19,037,743
Pharmaceuticals — 5.9%
Becton Dickinson & Co.	9,869	2,315,267
Cigna Group	24,463	8,734,269
Johnson & Johnson	35,983	5,202,782
McKesson Corp.	9,417	5,058,907
Organon & Co.	32,352	602,071
Pfizer, Inc.	174,550	4,471,971
Roche Holding AG	8,564	2,048,846
		28,434,113
Retail — 0.4%
Target Corp.	7,167	1,153,744
Wendy's Co.	47,912	957,761
		2,111,505
Semiconductors — 3.0%
Analog Devices, Inc.	5,658	1,135,050
Applied Materials, Inc.	11,274	2,239,580
Intel Corp.	99,144	3,020,918
NXP Semiconductors NV	20,157	5,164,022
Samsung Electronics Co., Ltd. (Preference Shares)	24,940	1,168,790
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,585	2,003,104
		14,731,464
Software — 3.3%
Electronic Arts, Inc.	7,381	936,059
Fidelity National Information Services, Inc.	31,213	2,119,987
Fiserv, Inc.†	20,018	3,056,148
Microsoft Corp.	21,170	8,242,116
Oracle Corp.	15,415	1,753,456
		16,107,766
Telecommunications — 0.8%
T-Mobile US, Inc.	24,615	4,041,045
Transportation — 1.1%
Union Pacific Corp.	21,483	5,094,908
Total Common Stocks (cost $213,616,007)		286,589,047
CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.0%
BAE Systems PLC
3.40%, 04/15/2030*	$ 224,000	199,211
Agriculture — 0.4%
BAT International Finance PLC
4.45%, 03/16/2028	1,087,000	1,039,755
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	192,193
5.13%, 02/15/2030	234,000	230,025
5.63%, 11/17/2029	83,000	83,701
5.75%, 11/17/2032	367,000	369,490
		1,915,164
Auto Manufacturers — 0.1%
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	640,506
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment — 0.1%
Lear Corp.
3.80%, 09/15/2027	$ 165,000	$ 156,225
4.25%, 05/15/2029	195,000	182,967
		339,192
Banks — 2.7%
Bank of America Corp.
2.57%, 10/20/2032	679,000	547,758
Barclays PLC
7.44%, 11/02/2033	643,000	695,535
Deutsche Bank AG
2.31%, 11/16/2027	188,000	171,024
6.72%, 01/18/2029	485,000	494,642
7.15%, 07/13/2027	190,000	193,968
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	621,000	496,969
2.60%, 02/07/2030	722,000	619,278
HSBC Holdings PLC
4.00%, 03/09/2026(1)	200,000	184,595
4.70%, 03/09/2031(1)	237,000	193,344
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,022,000	829,161
2.96%, 05/13/2031	103,000	88,146
2.96%, 01/25/2033	398,000	330,694
3.11%, 04/22/2041	534,000	388,257
3.90%, 01/23/2049	199,000	152,331
5.77%, 04/22/2035	461,000	461,308
Macquarie Group, Ltd.
4.44%, 06/21/2033*	1,274,000	1,149,486
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	560,622
Morgan Stanley
2.70%, 01/22/2031	1,283,000	1,099,034
2.94%, 01/21/2033	678,000	559,648
Northern Trust Corp.
6.13%, 11/02/2032	588,000	604,870
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	988,138
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,071,467
Wells Fargo & Co.
3.35%, 03/02/2033	1,668,000	1,408,060
		13,288,335
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	157,000	139,119
8.00%, 11/15/2039	626,000	763,554
Diageo Capital PLC
2.38%, 10/24/2029	499,000	431,854
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	66,000	58,446
		1,392,973
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	41,000	34,964
Masco Corp.
2.00%, 02/15/2031	787,000	627,458
Vulcan Materials Co.
3.50%, 06/01/2030	81,000	72,761
		735,183

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.1%
RPM International, Inc.
2.95%, 01/15/2032	$ 318,000	$ 261,325
Commercial Services — 0.6%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	892,000	855,265
ERAC USA Finance LLC
7.00%, 10/15/2037*	258,000	282,284
Experian Finance PLC
4.25%, 02/01/2029*	336,000	318,192
Global Payments, Inc.
1.20%, 03/01/2026	438,000	404,386
2.90%, 11/15/2031	531,000	436,149
Verisk Analytics, Inc.
4.13%, 03/15/2029	399,000	375,866
5.75%, 04/01/2033	321,000	323,386
		2,995,528
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
4.90%, 03/22/2033	676,000	654,302
Diversified Financial Services — 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	240,222
3.65%, 07/21/2027	150,000	140,624
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	387,000	341,037
3.25%, 02/15/2027*	466,000	429,668
4.38%, 05/01/2026*	141,000	135,835
Capital One Financial Corp.
3.27%, 03/01/2030	1,031,000	910,258
3.75%, 03/09/2027	359,000	340,989
Charles Schwab Corp.
5.85%, 05/19/2034	835,000	831,424
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	454,000	376,573
LPL Holdings, Inc.
4.38%, 05/15/2031*	894,000	795,396
6.75%, 11/17/2028	80,000	82,220
		4,624,246
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	284,000	286,959
American Transmission Systems, Inc.
2.65%, 01/15/2032*	111,000	89,746
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	338,026
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	304,000	302,921
Duke Energy Carolinas LLC
4.95%, 01/15/2033	887,000	853,706
Duke Energy Corp.
2.65%, 09/01/2026	66,000	61,846
4.50%, 08/15/2032	674,000	620,507
Electricite de France SA
6.90%, 05/23/2053*	200,000	209,680
Empire District Bondco LLC
4.94%, 01/01/2035	279,000	273,436
Exelon Corp.
4.05%, 04/15/2030	357,000	329,487
Georgia Power Co.
3.70%, 01/30/2050	30,000	21,571
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$ 195,000	$ 158,379
4.30%, 01/15/2026*	276,000	268,539
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	405,000	410,703
Pacific Gas & Electric Co.
2.10%, 08/01/2027	101,000	89,958
2.50%, 02/01/2031	413,000	334,854
3.00%, 06/15/2028	298,000	268,148
3.30%, 08/01/2040	195,000	135,889
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	304,000	301,581
Xcel Energy, Inc.
3.40%, 06/01/2030	206,000	181,240
		5,537,176
Electronics — 0.1%
Arrow Electronics, Inc.
2.95%, 02/15/2032	598,000	487,633
Entertainment — 0.2%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	654,000	523,535
5.14%, 03/15/2052	347,000	265,772
		789,307
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	184,000	143,207
Waste Management, Inc.
4.88%, 02/15/2034	1,314,000	1,263,383
		1,406,590
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	55,000	53,003
East Ohio Gas Co.
2.00%, 06/15/2030*	247,000	198,495
NiSource, Inc.
2.95%, 09/01/2029	272,000	240,239
5.65%, 02/01/2045	89,000	83,351
		575,088
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	169,492
Boston Scientific Corp.
2.65%, 06/01/2030	336,000	288,881
		458,373
Healthcare-Services — 0.5%
Adventist Health System
5.43%, 03/01/2032	568,000	557,148
HCA, Inc.
4.13%, 06/15/2029	255,000	236,940
4.38%, 03/15/2042	268,000	214,129
5.13%, 06/15/2039	450,000	405,143
Humana, Inc.
5.88%, 03/01/2033	260,000	259,786
Laboratory Corp. of America Holdings
4.70%, 02/01/2045	309,000	263,727

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
Northwell Healthcare, Inc.
3.98%, 11/01/2046	$ 33,000	$ 25,328
4.26%, 11/01/2047	257,000	200,922
		2,163,123
Insurance — 0.8%
AIA Group, Ltd.
3.38%, 04/07/2030*	586,000	524,040
Aon Corp.
4.50%, 12/15/2028	441,000	423,367
Brown & Brown, Inc.
4.20%, 03/17/2032	460,000	409,341
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	926,000	898,834
6.00%, 12/07/2033*	23,000	22,825
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	230,000	163,648
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	949,605
Sammons Financial Group, Inc.
6.88%, 04/15/2034*	574,000	566,209
		3,957,869
Internet — 0.1%
Booking Holdings, Inc.
4.63%, 04/13/2030	303,000	292,086
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	168,000	149,907
Marriott International, Inc.
2.75%, 10/15/2033	340,000	267,840
2.85%, 04/15/2031	2,000	1,678
4.63%, 06/15/2030	420,000	399,121
		818,546
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
1.88%, 01/15/2026	94,000	88,188
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/2025	169,000	164,025
4.70%, 09/15/2028	434,000	417,727
		669,940
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	447,000	285,992
5.25%, 04/01/2053	375,000	281,495
5.38%, 05/01/2047	90,000	68,804
6.38%, 10/23/2035	224,000	211,657
Cox Communications, Inc.
1.80%, 10/01/2030*	283,000	221,565
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	428,000	463,687
		1,533,200
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	867,410
3.88%, 03/16/2029*	200,000	184,720
5.63%, 04/01/2030*	422,000	420,420
Security Description	Shares or Principal Amount	Value

Mining (continued)
Glencore Funding LLC
2.50%, 09/01/2030*	$ 359,000	$ 297,080
2.85%, 04/27/2031*	150,000	124,367
		1,893,997
Oil & Gas — 0.6%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	904,000	756,992
Diamondback Energy, Inc.
5.40%, 04/18/2034	303,000	294,444
Eni SpA
4.75%, 09/12/2028*	762,000	739,273
EQT Corp.
5.75%, 02/01/2034	673,000	653,512
Marathon Petroleum Corp.
4.75%, 09/15/2044	201,000	168,721
Phillips 66
2.15%, 12/15/2030	635,000	516,535
		3,129,477
Pharmaceuticals — 0.1%
Cigna Group
3.20%, 03/15/2040	102,000	73,717
CVS Health Corp.
5.30%, 06/01/2033	574,000	554,946
		628,663
Pipelines — 0.5%
Enbridge, Inc.
5.63%, 04/05/2034	451,000	441,251
Energy Transfer LP
5.75%, 02/15/2033	489,000	485,092
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	399,000	357,575
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	108,000	101,397
Spectra Energy Partners LP
3.38%, 10/15/2026	174,000	165,157
Targa Resources Corp.
4.20%, 02/01/2033	162,000	142,995
6.13%, 03/15/2033	499,000	505,211
		2,198,678
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	279,000	213,440
Brixmor Operating Partnership LP
4.05%, 07/01/2030	356,000	322,315
4.13%, 05/15/2029	36,000	33,224
Crown Castle, Inc.
3.65%, 09/01/2027	544,000	509,829
Equinix, Inc.
1.80%, 07/15/2027	382,000	339,781
2.50%, 05/15/2031	480,000	391,401
2.63%, 11/18/2024	603,000	592,264
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	331,000	321,331
Public Storage Operating Co.
5.10%, 08/01/2033	975,000	944,548
Realty Income Corp.
3.25%, 01/15/2031	105,000	91,392
		3,759,525

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	$ 448,000	$ 327,645
Genuine Parts Co.
2.75%, 02/01/2032	802,000	652,363
		980,008
Semiconductors — 0.1%
Broadcom, Inc.
4.30%, 11/15/2032	288,000	262,349
4.93%, 05/15/2037*	149,000	136,070
		398,419
Software — 0.1%
Fiserv, Inc.
2.65%, 06/01/2030	147,000	125,106
Oracle Corp.
4.90%, 02/06/2033	165,000	156,204
Roper Technologies, Inc.
2.00%, 06/30/2030	281,000	229,783
		511,093
Telecommunications — 0.5%
Rogers Communications, Inc.
3.80%, 03/15/2032	1,127,000	983,264
T-Mobile USA, Inc.
2.05%, 02/15/2028	401,000	354,503
4.50%, 04/15/2050	477,000	387,964
Verizon Communications, Inc.
3.15%, 03/22/2030	224,000	197,685
4.81%, 03/15/2039	400,000	362,225
Vodafone Group PLC
5.63%, 02/10/2053	167,000	156,323
		2,441,964
Total Corporate Bonds & Notes (cost $68,725,696)		61,676,720
ASSET BACKED SECURITIES — 2.1%
Auto Loan Receivables — 0.5%
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	108,372	108,686
Credit Acceptance Auto Loan Trust
Series 2021-3A, Class B 1.38%, 07/15/2030*	258,000	254,542
Series 2023-3A, Class A 6.39%, 08/15/2033*	124,000	125,044
Enterprise Fleet Financing LLC
Series 2023-1, Class A2 5.51%, 01/22/2029*	899,255	897,089
Series 2023-3, Class A2 6.40%, 03/20/2030*	301,000	303,984
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2 6.27%, 08/16/2027*	140,343	140,770
Series 2023-2A, Class A2 6.37%, 06/15/2028*	79,043	79,421
Nissan Master Owner Trust Receivables FRS
Series 2024-A, Class A 6.00%, (SOFR30A+0.67%), 02/15/2028*	325,724	325,835
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Toyota Lease Owner Trust
Series 2023-A, Class A2 5.30%, 08/20/2025*	$ 60,082	$ 60,012
		2,295,383
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 7.03%, (TSFR1M+1.71%), 12/28/2040*	63,391	101,389
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	13,881	14,119
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.85%, 12/25/2035(2)	11,437	345
		115,853
Other Asset Backed Securities — 1.6%
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1R 7.07%, (TSFR3M+1.75%), 10/20/2036*	293,336	295,071
Business Jet Securities 2024-1 LLC
Series 2024-1A, Class A 6.20%, 05/15/2039*	252,000	250,398
Business Jet Securities LLC
Series 2021-1A, Class A 2.16%, 04/15/2036*	131,658	123,106
Columbia Cent CLO, Ltd. FRS
Series 2018-28A, Class A2R 7.30%, (TSFR3M+1.96%), 11/07/2030*	795,089	795,144
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 6.61%, (TSFR3M+1.28%), 04/15/2031*	800,075	801,419
Dryden Senior Loan Fund FRS
Series 2013-26A, Class AR 6.49%, (TSFR3M+1.16%), 04/15/2029*	273,361	273,648
Kubota Credit Owner Trust
Series 2023-2A, Class A2 5.61%, 07/15/2026*	90,932	90,840
MidOcean Credit CLO II FRS
Series 2013-2A, Class BR 7.24%, (TSFR3M+1.91%), 01/29/2030*	895,236	894,530
Neuberger Berman CLO XV FRS
Series 2013-15A, Class BR2 6.94%, (TSFR3M+1.61%), 10/15/2029*	371,566	370,484
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class ARR 6.75%, (TSFR3M+1.42%), 07/15/2034*	385,000	386,074
Oaktree CLO, Ltd. FRS
Series 2019-1A, Class BR 7.34%, (TSFR3M+2.01%), 04/22/2030*	1,102,426	1,099,815
OneMain Financial Issuance Trust
Series 2022-3A, Class A 5.94%, 05/15/2034*	534,000	534,534
Rockford Tower CLO 2020-1, Ltd. FRS
Series 2020-1A, Class A2R 7.12%, (TSFR3M+1.80%), 01/20/2036*	1,187,485	1,192,474
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 7.04%, (TSFR3M+1.71%), 10/15/2030*	425,864	423,842
		7,531,379
Total Asset Backed Securities (cost $9,920,902)		9,942,615

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.2%
Commercial and Residential — 2.3%
AREIT Trust FRS
Series 2022-CRE6, Class B 7.18%, (SOFR30A+1.85%), 01/20/2037*	$ 668,000	$ 656,689
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	428,864
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,102
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 6.73%, (TSFR1M+1.41%), 05/15/2038*	1,187,000	1,104,332
COMM Mtg. Trust
Series 2015-LC21, Class A4 3.71%, 07/10/2048	821,121	800,388
CSAIL Commercial Mtg. Trust
Series 2015-C2, Class A4 3.50%, 06/15/2057	467,518	455,948
GS Mtg. Securities Trust
Series 2015-GC30, Class A4 3.38%, 05/10/2050	879,375	853,639
JPMBB Commercial Mtg. Securities Trust
Series 2015-C28, Class A4 3.23%, 10/15/2048	635,131	618,849
Series 2014-C26, Class A4 3.49%, 01/15/2048	1,010,000	992,978
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class AS 7.19%, (TSFR1M+1.86%), 07/15/2036*	1,249,000	1,235,596
MF1 Multifamily Housing Mtg. Loan Trust FRS
Series 2021-FL5, Class AS 6.63%, (TSFR1M+1.31%), 07/15/2036*	1,229,000	1,210,087
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	297,784
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	487,086
Ready Capital Mtg. Financing LLC FRS
Series 2021-FL7, Class B 7.23%, (TSFR1M+1.91%), 11/25/2036*	240,000	237,003
TRTX Issuer, Ltd. FRS
Series 2021-FL4, Class A 6.63%, (TSFR1M+1.31%), 03/15/2038*	793,099	782,276
Wells Fargo Commercial Mtg. Trust
Series 2015-C28, Class A4 3.54%, 05/15/2048	893,749	870,999
		11,063,620
Other Asset Backed Securities — 1.4%
ACRES Commercial Realty, Ltd. FRS
Series 2021-FL2, Class AS 7.18%, (TSFR1M+1.86%), 01/15/2037*	397,000	391,143
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2021-FL1, Class AS 6.64%, (TSFR1M+1.31%), 12/15/2035*	488,500	485,382
Series 2021-FL3, Class B 7.04%, (TSFR1M+1.71%), 08/15/2034*	383,500	374,133
Series 2022-FL1, Class B 7.43%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,087,817
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
BSPRT Issuer, Ltd. FRS
Series 2021-FL6, Class AS 6.74%, (TSFR1M+1.41%), 03/15/2036*	$ 1,118,500	$ 1,087,822
Series 2022-FL8, Class B 7.38%, (SOFR30A+2.05%), 02/15/2037*	392,500	383,444
Series 2021-FL7, Class B 7.49%, (TSFR1M+2.16%), 12/15/2038*	182,000	178,506
CHCP, Ltd. FRS
Series 2021-FL1, Class AS 6.73%, (TSFR1M+1.41%), 02/15/2038*	509,000	506,736
LCCM Trust FRS
Series 2021-FL2, Class B 7.34%, (TSFR1M+2.01%), 12/13/2038*	494,000	478,887
MF1 LLC FRS
Series 2023-FL12, Class A 7.38%, (TSFR1M+2.07%), 10/19/2038*	368,500	369,174
MF1, Ltd. FRS
Series 2020-FL4, Class A 7.13%, (TSFR1M+1.81%), 11/15/2035*	126,184	126,213
Series 2022-FL8, Class B 7.27%, (TSFR1M+1.95%), 02/19/2037*	486,092	476,676
STWD, Ltd. FRS
Series 2022-FL3, Class AS 7.13%, (SOFR30A+1.80%), 11/15/2038*	1,128,500	1,092,328
		7,038,261
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K042, Class A2 2.67%, 12/25/2024	320,000	314,759
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32%, 11/25/2027(2)(3)	3,192,000	22,575
Series K070, Class XAM 0.38%, 12/25/2027(2)(3)	1,984,000	17,295
Series K729, Class XAM 0.39%, 11/25/2024(2)(3)	3,013,000	5,536
Series K069, Class XAM 0.41%, 09/25/2027(2)(3)	2,042,000	19,078
Series K071, Class X1 0.41%, 11/25/2027(2)(3)	2,202,827	18,093
Series K072, Class XAM 0.42%, 12/25/2027(2)(3)	2,208,000	22,781
Series K127, Class X1 0.42%, 01/25/2031(2)(3)	1,116,943	18,512
Series K154, Class X1 0.43%, 11/25/2032(2)(3)	1,612,496	28,263
Series K134, Class XAM 0.44%, 11/25/2031(2)(3)	1,708,147	38,038
Series K070, Class X1 0.45%, 11/25/2027(2)(3)	1,975,577	19,467
Series K729, Class X1 0.46%, 10/25/2024(2)(3)	2,924,260	2,744
Series K068, Class XAM 0.46%, 08/25/2027(2)(3)	1,898,000	20,728
Series K072, Class X1 0.49%, 12/25/2027(2)(3)	3,376,002	39,331
Series K728, Class XAM 0.52%, 08/25/2024(2)(3)	2,996,000	3,690
Series K068, Class X1 0.55%, 08/25/2027(2)(3)	1,246,978	14,824

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series K728, Class X1 0.59%, 08/25/2024(2)(3)	$ 4,223,802	$ 2,056
Series K137, Class XAM 0.60%, 12/25/2031(2)(3)	1,554,125	47,694
Series K128, Class X1 0.61%, 03/25/2031(2)(3)	899,727	24,536
Series K132, Class X1 0.61%, 08/25/2031(2)(3)	354,091	10,518
Series K133, Class XAM 0.63%, 09/25/2031(2)(3)	1,156,618	38,114
Series K727, Class XAM 0.67%, 07/25/2024(2)(3)	2,786,000	1,937
Series K136, Class XAM 0.67%, 12/25/2031(2)(3)	2,614,411	90,204
Series K067, Class X1 0.70%, 07/25/2027(2)(3)	2,267,235	34,502
Series K727, Class X1 0.76%, 07/25/2024(2)(3)	557,007	212
Series K066, Class XAM 0.78%, 06/25/2027(2)(3)	2,696,000	53,279
Series K128, Class XAM 0.83%, 03/25/2031(2)(3)	386,416	16,200
Series K125, Class XAM 0.87%, 01/25/2031(2)(3)	463,094	20,262
Series K066, Class X1 0.88%, 06/25/2027(2)(3)	874,114	16,276
Series K132, Class XAM 0.96%, 09/25/2031(2)(3)	334,404	16,658
Series K124, Class XAM 1.03%, 01/25/2031(2)(3)	313,326	16,116
Series K131, Class XAM 1.04%, 07/25/2031(2)(3)	261,462	14,710
Series K726, Class X1 1.12%, 04/25/2024(2)(3)	110,417	1
Series K122, Class XAM 1.17%, 11/25/2030(2)(3)	283,086	16,487
Series K097, Class X1 1.22%, 07/25/2029(2)(3)	163,192	7,485
Series K118, Class XAM 1.26%, 09/25/2030(2)(3)	160,069	9,848
Series K098, Class X1 1.27%, 08/25/2029(2)(3)	1,024,264	49,578
Series K129, Class XAM 1.32%, 05/25/2031(2)(3)	173,114	11,967
Series K114, Class XAM 1.44%, 06/25/2030(2)(3)	272,251	18,482
Series K116, Class XAM 1.70%, 08/25/2030(2)(3)	246,234	20,309
Series K112, Class XAM 1.77%, 05/25/2030(2)(3)	267,239	22,547
Series K111, Class XAM 1.91%, 05/25/2030(2)(3)	678,770	60,842
Series K109, Class XAM 1.92%, 04/25/2030(2)(3)	200,000	17,857
Series K110, Class XAM 1.98%, 04/25/2030(2)(3)	547,569	50,067
Series K728, Class A2 3.06%, 08/25/2024(2)	131,435	130,367
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(3)	43,263	2,498
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 4474, Class HJ 3.00%, 07/15/2039	$ 19,958	$ 18,379
Series 4096, Class DZ 3.50%, 08/15/2042	102,968	92,601
Series 4471, Class PI 4.50%, 12/15/2040(3)	5,254	453
Series 3629, Class CZ 5.00%, 01/15/2040	27,133	26,718
Series 3845, Class AI 5.50%, 02/15/2036(3)	9,714	1,713
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	59,896	49,634
Series 2022-1, Class MTU 3.25%, 11/25/2061	396	332
Series 2019-3, Class MA 3.50%, 10/25/2058	43,905	40,665
Series 2019-3, Class MV 3.50%, 10/25/2058	57,359	50,382
Federal National Mtg. Assoc. REMIC
Series 2015-61, Class PA 2.00%, 05/25/2044	2,910	2,865
Series 2016-19, Class AD 2.00%, 04/25/2046	29,162	25,735
Series 2013-1, Class YI 3.00%, 02/25/2033(3)	38,742	3,108
Series 2010-43, Class AH 3.25%, 05/25/2040	13,752	12,575
Series 2010-113, Class GB 4.00%, 10/25/2040	20,149	19,193
Series 2016-40, Class IQ 4.00%, 07/25/2046(3)	53,315	9,822
Series 2005-18, Class EC 5.00%, 03/25/2025	859	851
Government National Mtg. Assoc. FRS
Series 2023-40, Class FX 5.53%, (TSFR1M+0.21%), 09/20/2041	208,092	203,943
Series 2024-51, Class FJ 6.48%, (SOFR30A+1.15%), 03/20/2064	174,695	174,696
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	27,079	25,199
Series 2022-159, Class MV 4.50%, 10/20/2033	77,087	73,389
Series 2012-12, Class KN 4.50%, 09/20/2041	17,416	16,864
		2,276,440
Total Collateralized Mortgage Obligations (cost $21,151,312)		20,378,321
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 20.6%
U.S. Government — 8.3%
United States Treasury Bonds
2.25%, 02/15/2052	3,400,000	2,073,336
2.38%, 02/15/2042	5,100,000	3,575,777
2.38%, 11/15/2049(4)	8,780,000	5,599,308
2.50%, 02/15/2045	3,429,000	2,353,151
4.00%, 11/15/2042 to 11/15/2052	2,274,000	2,001,429
4.38%, 08/15/2043	1,800,000	1,681,031
United States Treasury Notes
2.50%, 03/31/2027	10,100,000	9,455,730

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.88%, 12/31/2027	$ 4,800,000	$ 4,648,125
4.00%, 01/15/2027	8,850,000	8,646,381
		40,034,268
U.S. Government Agency — 12.3%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	821,047	590,404
2.00%, 03/01/2037 to 05/01/2052	7,717,512	6,160,156
2.50%, 08/01/2040 to 09/01/2052	5,174,620	4,109,017
3.00%, 01/01/2038 to 07/01/2052	3,010,620	2,535,965
3.50%, 11/01/2037 to 05/01/2052	1,126,410	1,001,497
4.00%, 08/01/2037 to 05/01/2052	533,711	489,000
4.50%, 08/01/2024 to 10/01/2052	878,674	813,929
5.00%, 09/01/2033 to 06/01/2053	1,531,022	1,457,550
5.50%, 12/01/2033 to 10/01/2053	1,257,207	1,224,479
6.00%, 04/01/2034 to 08/01/2053	220,010	221,691
6.50%, 05/01/2034 to 07/01/2037	50,017	51,021
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	532,777	384,239
2.00%, 03/01/2037 to 03/01/2052	6,348,457	4,894,113
2.50%, 11/01/2031 to 06/01/2052	6,588,764	5,313,333
3.00%, 11/01/2028 to 10/01/2052	3,377,472	2,855,546
3.50%, 04/01/2038 to 08/01/2046	2,319,010	2,071,154
4.00%, 09/01/2040 to 10/01/2050	1,377,377	1,263,520
4.50%, 08/01/2033 to 09/01/2052	788,423	746,331
5.00%, 03/01/2026 to 07/01/2053	459,722	444,034
5.50%, 02/01/2033 to 11/01/2053	2,096,886	2,055,527
6.00%, 04/01/2034 to 02/01/2053	447,898	452,332
6.50%, 06/01/2031 to 12/01/2053	250,892	253,908
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	967,196	761,947
2.00%, May 30 TBA	925,000	727,759
2.50%, 08/20/2051 to 11/20/2051	1,582,114	1,298,530
2.50%, May 30 TBA	800,000	655,751
3.00%, 04/20/2045 to 11/20/2052	1,801,410	1,542,678
3.00%, May 30 TBA	375,000	318,971
3.50%, 12/15/2041 to 10/20/2052	1,840,270	1,633,641
4.00%, 01/20/2041 to 10/20/2052	1,042,693	951,120
4.50%, 07/20/2033 to 12/20/2052	2,341,289	2,186,926
5.00%, 07/20/2033 to 05/20/2053	1,807,066	1,731,405
5.50%, 11/15/2032 to 02/20/2053	590,867	583,288
5.50%, May 30 TBA	700,000	686,226
6.00%, 09/15/2032 to 01/15/2038	181,047	187,057
6.00%, May 30 TBA	350,000	350,882
6.50%, May 30 TBA	275,000	278,432
7.00%, 03/20/2054	49,720	50,648
Small Business Administration
Series 2005-20C, Class 1 4.95%, 03/01/2025	6,570	6,545
Series 2004-20I, Class 1 4.99%, 09/01/2024	1,568	1,558
Series 2004-20E, Class 1 5.18%, 05/01/2024	1,628	1,628
Series 2004-20F, Class 1 5.52%, 06/01/2024	1,709	1,708
Uniform Mtg. Backed Securities
2.50%, May 30 TBA	2,100,000	1,661,218
3.00%, May 30 TBA	325,000	268,316
3.50%, May 30 TBA	1,125,000	969,569
4.00%, May 30 TBA	775,000	693,102
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.50%, 05/15/2039	$ 350,000	$ 338,387
6.00%, May 30 TBA	1,200,000	1,188,844
6.50%, May 30 TBA	800,000	806,033
7.00%, 05/15/2054	400,000	408,281
		59,679,196
Total U.S. Government & Agency Obligations (cost $112,244,571)		99,713,464
MUNICIPAL SECURITIES — 0.3%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	175,015
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	773,061
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	620,000	606,002
Total Municipal Securities (cost $1,533,617)		1,554,078
Total Long-Term Investment Securities (cost $427,192,105)		479,854,245
SHORT-TERM INVESTMENTS — 2.1%
U.S. Government Agency — 2.1%
Federal Home Loan Bank
5.27%, 05/01/2024 (cost $10,357,000)	10,357,000	10,355,482
TOTAL INVESTMENTS (cost $437,549,105)	101.3%	490,209,727
Other assets less liabilities	(1.3)	(6,499,194)
NET ASSETS	100.0%	$483,710,533
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $35,440,979 representing 7.3% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Interest Only
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
ADR—American Depositary Receipt
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Short	U.S. Treasury Ultra 10 Year Notes	June 2024	$4,998,973	$4,849,625	$149,348
						Unrealized (Depreciation)
110	Long	U.S. Treasury 5 Year Notes	June 2024	$11,741,947	$11,521,641	$(220,306)
28	Long	U.S. Treasury Ultra Bonds	June 2024	3,560,263	3,347,750	(212,513)
						$(432,819)
		Net Unrealized Appreciation (Depreciation)				$(283,471)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$2,260,103	$1,634,241	$—	$3,894,344
Electric	13,375,213	1,425,354	—	14,800,567
Household Products/Wares	—	2,413,340	—	2,413,340
Mining	—	1,075,103	—	1,075,103
Pharmaceuticals	26,385,267	2,048,846	—	28,434,113
Semiconductors	13,562,674	1,168,790	—	14,731,464
Other Industries	221,240,116	—	—	221,240,116
Corporate Bonds & Notes	—	61,676,720	—	61,676,720
Asset Backed Securities	—	9,942,615	—	9,942,615
Collateralized Mortgage Obligations	—	20,378,321	—	20,378,321
U.S. Government & Agency Obligations	—	99,713,464	—	99,713,464
Municipal Securities	—	1,554,078	—	1,554,078
Short-Term Investments	—	10,355,482	—	10,355,482
Total Investments at Value	$276,823,373	$213,386,354	$—	$490,209,727
Other Financial Instruments:†
Futures Contracts	$149,348	$—	$—	$149,348
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$432,819	$—	$—	$432,819
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.6%
Curtiss-Wright Corp.	6,845	$ 1,734,660
Hexcel Corp.	15,105	969,892
		2,704,552
Agriculture — 0.3%
Darling Ingredients, Inc.†	28,555	1,209,875
Apparel — 1.3%
Capri Holdings, Ltd.†	20,865	740,290
Carter's, Inc.	6,591	450,890
Columbia Sportswear Co.	6,173	491,556
Crocs, Inc.†	10,841	1,348,295
PVH Corp.	10,675	1,161,440
Skechers USA, Inc., Class A†	23,913	1,579,454
Under Armour, Inc., Class A†	33,794	227,434
Under Armour, Inc., Class C†	34,156	222,697
		6,222,056
Auto Parts & Equipment — 1.3%
Adient PLC†	16,332	487,837
Autoliv, Inc.	13,165	1,577,035
Gentex Corp.	41,750	1,432,025
Goodyear Tire & Rubber Co.†	50,753	607,006
Lear Corp.	10,209	1,285,007
Visteon Corp.†	4,978	550,716
		5,939,626
Banks — 5.1%
Associated Banc-Corp	26,623	560,947
Bank OZK	18,833	840,893
Cadence Bank	32,696	904,698
Columbia Banking System, Inc.	37,335	702,271
Commerce Bancshares, Inc.	21,203	1,159,380
Cullen/Frost Bankers, Inc.	11,492	1,199,075
East West Bancorp, Inc.	25,225	1,879,010
First Financial Bankshares, Inc.	22,989	679,555
First Horizon Corp.	100,015	1,492,224
FNB Corp.	64,228	856,802
Glacier Bancorp, Inc.	19,847	718,064
Hancock Whitney Corp.	15,420	699,914
Home BancShares, Inc.	33,547	794,393
International Bancshares Corp.	9,553	531,624
Old National Bancorp	56,097	927,844
Pinnacle Financial Partners, Inc.	13,614	1,044,194
Prosperity Bancshares, Inc.	16,776	1,039,609
SouthState Corp.	13,604	1,029,823
Synovus Financial Corp.	26,176	936,839
Texas Capital Bancshares, Inc.†	8,455	485,317
UMB Financial Corp.	7,818	622,782
United Bankshares, Inc.	24,095	782,124
Valley National Bancorp	76,336	535,115
Webster Financial Corp.	30,791	1,349,570
Wintrust Financial Corp.	10,961	1,059,271
Zions Bancorp NA	26,518	1,081,404
		23,912,742
Beverages — 0.7%
Boston Beer Co., Inc., Class A†	1,685	469,121
Celsius Holdings, Inc.†	26,540	1,891,506
Coca-Cola Consolidated, Inc.	839	693,014
		3,053,641
Security Description	Shares or Principal Amount	Value

Biotechnology — 1.4%
Arrowhead Pharmaceuticals, Inc.†	22,177	$ 501,644
Cytokinetics, Inc.†	17,551	1,076,227
Exelixis, Inc.†	54,269	1,273,151
Halozyme Therapeutics, Inc.†	23,645	900,875
Roivant Sciences, Ltd.†	60,436	658,752
United Therapeutics Corp.†	8,412	1,971,184
		6,381,833
Building Materials — 3.3%
Eagle Materials, Inc.	6,166	1,545,878
Fortune Brands Innovations, Inc.	22,570	1,649,867
Knife River Corp.†	10,125	791,674
Lennox International, Inc.	5,732	2,656,323
Louisiana-Pacific Corp.	11,488	840,807
MDU Resources Group, Inc.	36,450	900,315
Owens Corning	15,908	2,675,884
Simpson Manufacturing Co., Inc.	7,638	1,328,172
Trex Co., Inc.†	19,438	1,721,235
UFP Industries, Inc.	11,064	1,246,913
		15,357,068
Chemicals — 2.2%
Arcadium Lithium PLC†	184,548	812,011
Ashland, Inc.	8,967	854,824
Avient Corp.	16,317	692,167
Axalta Coating Systems, Ltd.†	39,393	1,238,516
Cabot Corp.	9,922	905,184
Chemours Co.	26,569	710,721
NewMarket Corp.	1,236	651,273
Olin Corp.	21,515	1,124,804
RPM International, Inc.	23,067	2,466,093
Westlake Corp.	5,734	844,963
		10,300,556
Commercial Services — 3.4%
Avis Budget Group, Inc.	3,306	315,558
Brink's Co.	8,064	705,278
Euronet Worldwide, Inc.†	7,843	805,319
FTI Consulting, Inc.†	6,234	1,333,016
Graham Holdings Co., Class B	641	449,578
Grand Canyon Education, Inc.†	5,290	687,806
GXO Logistics, Inc.†	21,292	1,057,361
H&R Block, Inc.	24,973	1,179,475
Hertz Global Holdings, Inc.†	23,489	106,875
Insperity, Inc.	6,341	652,679
ManpowerGroup, Inc.	8,736	659,131
Morningstar, Inc.	4,662	1,317,714
Paylocity Holding Corp.†	7,764	1,204,662
Progyny, Inc.†	14,924	478,463
R1 RCM, Inc.†	35,275	433,530
Service Corp. International	26,445	1,896,371
Valvoline, Inc.†	23,206	986,719
WEX, Inc.†	7,650	1,616,139
		15,885,674
Computers — 2.9%
ASGN, Inc.†	8,448	814,810
CACI International, Inc., Class A†	3,989	1,604,496
Crane NXT Co.	8,641	525,459
ExlService Holdings, Inc.†	29,520	856,080
Genpact, Ltd.	29,558	908,613
KBR, Inc.	24,165	1,569,275
Kyndryl Holdings, Inc.†	41,187	809,736
Lumentum Holdings, Inc.†	12,064	527,921

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Maximus, Inc.	10,924	$ 876,979
Pure Storage, Inc., Class A†	53,163	2,679,415
Qualys, Inc.†	6,584	1,079,183
Science Applications International Corp.	9,319	1,199,355
		13,451,322
Cosmetics/Personal Care — 0.5%
Coty, Inc., Class A†	67,296	769,866
e.l.f. Beauty, Inc.†	9,935	1,614,736
		2,384,602
Distribution/Wholesale — 1.2%
Core & Main, Inc., Class A†	30,533	1,724,199
Watsco, Inc.	5,598	2,506,337
WESCO International, Inc.	7,862	1,200,920
		5,431,456
Diversified Financial Services — 3.3%
Affiliated Managers Group, Inc.	6,052	944,717
Ally Financial, Inc.	48,590	1,863,426
Evercore, Inc., Class A	6,204	1,126,026
Federated Hermes, Inc.	14,625	480,431
Houlihan Lokey, Inc.	9,329	1,189,354
Interactive Brokers Group, Inc., Class A	19,155	2,205,124
Janus Henderson Group PLC	23,721	740,570
Jefferies Financial Group, Inc.	30,348	1,306,785
SEI Investments Co.	17,845	1,176,878
SLM Corp.	39,432	835,564
Stifel Financial Corp.	18,256	1,459,020
Voya Financial, Inc.	18,436	1,256,598
Western Union Co.	62,737	843,185
		15,427,678
Electric — 2.2%
ALLETE, Inc.	10,288	609,255
Black Hills Corp.	12,170	668,133
IDACORP, Inc.	9,060	858,707
Northwestern Energy Group, Inc.	10,962	552,923
OGE Energy Corp.	35,850	1,242,203
Ormat Technologies, Inc.	9,615	613,725
PNM Resources, Inc.	15,364	569,390
Portland General Electric Co.	18,100	782,463
Vistra Corp.	60,159	4,562,459
		10,459,258
Electrical Components & Equipment — 1.3%
Acuity Brands, Inc.	5,462	1,356,215
Belden, Inc.	7,461	606,355
EnerSys	7,234	654,315
Littelfuse, Inc.	4,457	1,027,963
Novanta, Inc.†	6,410	1,003,165
Universal Display Corp.	7,799	1,232,086
		5,880,099
Electronics — 2.5%
Arrow Electronics, Inc.†	9,632	1,229,718
Avnet, Inc.	16,174	790,423
Coherent Corp.†	23,641	1,291,508
nVent Electric PLC	29,697	2,140,263
Sensata Technologies Holding PLC	27,091	1,037,856
TD SYNNEX Corp.	13,910	1,639,154
Vishay Intertechnology, Inc.	22,596	522,871
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Vontier Corp.	27,624	$ 1,122,363
Woodward, Inc.	10,793	1,752,352
		11,526,508
Engineering & Construction — 2.7%
AECOM	24,347	2,248,689
Arcosa, Inc.	1	76
Comfort Systems USA, Inc.	6,374	1,972,179
EMCOR Group, Inc.	8,421	3,007,729
Exponent, Inc.	9,061	832,796
Fluor Corp.†	30,496	1,229,904
MasTec, Inc.†	10,819	959,537
TopBuild Corp.†	5,657	2,289,218
		12,540,128
Entertainment — 1.4%
Churchill Downs, Inc.	12,150	1,567,350
Light & Wonder, Inc.†	16,118	1,438,693
Marriott Vacations Worldwide Corp.	5,912	568,202
Penn Entertainment, Inc.†	26,668	441,089
TKO Group Holdings, Inc.	10,723	1,015,146
Vail Resorts, Inc.	6,796	1,286,959
		6,317,439
Environmental Control — 0.9%
Clean Harbors, Inc.†	9,003	1,705,618
Stericycle, Inc.†	16,561	740,774
Tetra Tech, Inc.	9,570	1,863,470
		4,309,862
Food — 2.1%
Flowers Foods, Inc.	34,388	857,637
Grocery Outlet Holding Corp.†	17,768	461,435
Ingredion, Inc.	11,670	1,337,265
Lancaster Colony Corp.	3,645	695,503
Performance Food Group Co.†	27,849	1,890,390
Pilgrim's Pride Corp.†	7,205	259,524
Post Holdings, Inc.†	9,015	956,942
Sprouts Farmers Market, Inc.†	18,179	1,200,359
US Foods Holding Corp.†	40,485	2,034,371
		9,693,426
Food Service — 0.3%
Aramark	46,977	1,480,245
Gas — 1.0%
National Fuel Gas Co.	16,490	875,619
New Jersey Resources Corp.	17,596	768,769
ONE Gas, Inc.	9,926	640,426
Southwest Gas Holdings, Inc.	10,753	802,389
Spire, Inc.	9,842	608,137
UGI Corp.	37,508	958,704
		4,654,044
Hand/Machine Tools — 1.1%
Lincoln Electric Holdings, Inc.	10,238	2,247,548
MSA Safety, Inc.	6,614	1,193,166
Regal Rexnord Corp.	11,867	1,914,978
		5,355,692
Healthcare-Products — 3.1%
Azenta, Inc.†	9,982	523,656
Bruker Corp.	16,599	1,294,888
Dentsply Sirona, Inc.	37,921	1,138,009
Enovis Corp.†	8,892	491,105

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
Envista Holdings Corp.†	30,697	$ 604,117
Globus Medical, Inc., Class A†	20,649	1,028,114
Haemonetics Corp.†	9,090	835,825
Integra LifeSciences Holdings Corp.†	12,174	355,116
Lantheus Holdings, Inc.†	12,259	815,714
LivaNova PLC†	9,642	537,541
Masimo Corp.†	7,945	1,067,887
Neogen Corp.†	35,267	434,842
Penumbra, Inc.†	6,908	1,357,215
QuidelOrtho Corp.†	8,850	358,868
Repligen Corp.†	9,294	1,526,075
Shockwave Medical, Inc.†	6,604	2,180,575
		14,549,547
Healthcare-Services — 2.1%
Acadia Healthcare Co., Inc.†	16,506	1,220,454
Amedisys, Inc.†	5,841	537,664
Chemed Corp.	2,696	1,531,328
Encompass Health Corp.	17,942	1,496,004
HealthEquity, Inc.†	15,358	1,211,900
Medpace Holdings, Inc.†	4,174	1,620,973
Sotera Health Co.†	22,258	249,289
Tenet Healthcare Corp.†	18,177	2,041,095
		9,908,707
Home Builders — 1.1%
KB Home	13,154	851,853
Taylor Morrison Home Corp.†	19,233	1,077,240
Thor Industries, Inc.	9,544	948,865
Toll Brothers, Inc.	18,667	2,223,426
		5,101,384
Home Furnishings — 0.8%
Dolby Laboratories, Inc., Class A	10,649	827,001
Leggett & Platt, Inc.	23,878	431,476
Tempur Sealy International, Inc.	30,836	1,543,650
Whirlpool Corp.	9,845	933,897
		3,736,024
Household Products/Wares — 0.1%
Helen of Troy, Ltd.†	4,250	394,017
Housewares — 0.1%
Scotts Miracle-Gro Co.	7,509	514,667
Insurance — 5.4%
American Financial Group, Inc.	11,677	1,491,737
Brighthouse Financial, Inc.†	11,492	554,489
CNO Financial Group, Inc.	19,582	515,594
Equitable Holdings, Inc.	56,163	2,072,976
Erie Indemnity Co., Class A	4,464	1,708,194
Essent Group, Ltd.	19,080	1,010,668
Fidelity National Financial, Inc.	46,278	2,290,761
First American Financial Corp.	18,469	989,384
Hanover Insurance Group, Inc.	6,408	831,887
Kemper Corp.	10,823	631,089
Kinsale Capital Group, Inc.	3,940	1,431,205
MGIC Investment Corp.	48,774	989,137
Old Republic International Corp.	46,673	1,393,656
Primerica, Inc.	6,271	1,328,574
Reinsurance Group of America, Inc.	11,797	2,205,921
RenaissanceRe Holdings, Ltd.	9,432	2,067,966
RLI Corp.	7,189	1,016,165
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Selective Insurance Group, Inc.	10,854	$ 1,103,309
Unum Group	32,540	1,649,778
		25,282,490
Internet — 0.7%
GoDaddy, Inc., Class A†	25,207	3,084,833
Ziff Davis, Inc.†	8,231	412,455
		3,497,288
Iron/Steel — 1.5%
Cleveland-Cliffs, Inc.†	89,190	1,507,311
Commercial Metals Co.	20,833	1,119,565
Reliance, Inc.	10,287	2,928,915
United States Steel Corp.	40,046	1,461,679
		7,017,470
Leisure Time — 0.9%
Brunswick Corp.	12,317	993,243
Harley-Davidson, Inc.	22,685	780,137
Planet Fitness, Inc., Class A†	15,293	915,133
Polaris, Inc.	9,502	809,191
YETI Holdings, Inc.†	15,546	555,303
		4,053,007
Lodging — 1.0%
Boyd Gaming Corp.	12,437	665,504
Choice Hotels International, Inc.	4,424	523,182
Hilton Grand Vacations, Inc.†	12,757	531,201
Hyatt Hotels Corp., Class A	7,915	1,177,673
Travel & Leisure Co.	12,963	564,409
Wyndham Hotels & Resorts, Inc.	14,850	1,091,624
		4,553,593
Machinery-Construction & Mining — 0.8%
BWX Technologies, Inc.	16,380	1,568,713
Oshkosh Corp.	11,709	1,314,569
Terex Corp.	11,992	672,152
		3,555,434
Machinery-Diversified — 3.1%
AGCO Corp.	11,124	1,270,250
Applied Industrial Technologies, Inc.	6,921	1,268,273
Chart Industries, Inc.†	7,516	1,082,755
Cognex Corp.	30,812	1,279,930
Crane Co.	8,746	1,224,527
Esab Corp.	10,141	1,073,729
Flowserve Corp.	23,485	1,107,553
Graco, Inc.	30,212	2,423,002
Middleby Corp.†	9,595	1,333,417
Toro Co.	18,686	1,636,707
Watts Water Technologies, Inc., Class A	4,899	972,256
		14,672,399
Media — 0.6%
New York Times Co., Class A	29,288	1,260,263
Nexstar Media Group, Inc.	5,770	923,546
TEGNA, Inc.	35,256	480,892
		2,664,701
Metal Fabricate/Hardware — 1.1%
Advanced Drainage Systems, Inc.	12,226	1,919,482
RBC Bearings, Inc.†	5,189	1,268,970

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware (continued)
Timken Co.	11,618	$ 1,036,558
Valmont Industries, Inc.	3,739	765,747
		4,990,757
Mining — 0.6%
Alcoa Corp.	31,945	1,122,547
MP Materials Corp.†	25,780	412,480
Royal Gold, Inc.	11,758	1,412,489
		2,947,516
Miscellaneous Manufacturing — 1.5%
Carlisle Cos., Inc.	8,692	3,374,669
Donaldson Co., Inc.	21,503	1,552,517
ITT, Inc.	14,695	1,900,651
		6,827,837
Oil & Gas — 4.4%
Antero Resources Corp.†	50,567	1,719,784
Chesapeake Energy Corp.	19,900	1,788,612
Chord Energy Corp.	7,388	1,307,528
Civitas Resources, Inc.	15,360	1,105,306
CNX Resources Corp.†	27,169	639,015
HF Sinclair Corp.	27,922	1,514,768
Matador Resources Co.	19,832	1,235,534
Murphy Oil Corp.	25,966	1,159,122
Ovintiv, Inc.	45,228	2,321,101
PBF Energy, Inc., Class A	19,467	1,037,007
Permian Resources Corp.	82,388	1,379,999
Range Resources Corp.	43,192	1,551,025
Southwestern Energy Co.†	197,123	1,476,451
Valaris, Ltd.†	11,221	730,038
Weatherford International PLC†	12,944	1,600,137
		20,565,427
Oil & Gas Services — 0.5%
ChampionX Corp.	34,205	1,148,262
NOV, Inc.	70,510	1,303,730
		2,451,992
Packaging & Containers — 1.7%
AptarGroup, Inc.	11,816	1,705,994
Berry Global Group, Inc.	20,745	1,174,997
Crown Holdings, Inc.	21,426	1,758,432
Graphic Packaging Holding Co.	54,781	1,416,089
Greif, Inc., Class A	4,560	279,437
Silgan Holdings, Inc.	14,487	675,963
Sonoco Products Co.	17,533	982,724
		7,993,636
Pharmaceuticals — 1.4%
BellRing Brands, Inc.†	23,444	1,293,406
Jazz Pharmaceuticals PLC†	11,269	1,248,042
Neurocrine Biosciences, Inc.†	17,811	2,449,725
Option Care Health, Inc.†	31,705	947,662
Perrigo Co. PLC	24,255	792,168
		6,731,003
Pipelines — 0.6%
Antero Midstream Corp.	60,964	843,742
DT Midstream, Inc.	17,357	1,079,605
Equitrans Midstream Corp.	77,550	1,049,252
		2,972,599
Security Description	Shares or Principal Amount	Value

Private Equity — 0.4%
Carlyle Group, Inc.	38,748	$ 1,735,910
Real Estate — 0.3%
Jones Lang LaSalle, Inc.†	8,515	1,538,660
REITS — 7.3%
Agree Realty Corp.	17,957	1,027,500
American Homes 4 Rent, Class A	56,929	2,038,058
Annaly Capital Management, Inc.	89,510	1,677,417
Apartment Income REIT Corp.	25,861	992,545
Brixmor Property Group, Inc.	53,804	1,189,068
COPT Defense Properties	20,084	481,413
Cousins Properties, Inc.	27,166	623,188
CubeSmart	40,248	1,627,629
EastGroup Properties, Inc.	8,538	1,326,464
EPR Properties	13,483	547,275
Equity LifeStyle Properties, Inc.	33,369	2,011,817
First Industrial Realty Trust, Inc.	23,676	1,075,364
Gaming & Leisure Properties, Inc.	47,794	2,042,238
Healthcare Realty Trust, Inc.	68,173	970,102
Independence Realty Trust, Inc.	40,171	633,497
Kilroy Realty Corp.	19,110	645,918
Kite Realty Group Trust	39,269	856,064
Lamar Advertising Co., Class A	15,676	1,816,065
National Storage Affiliates Trust	13,826	484,463
NNN REIT, Inc.	32,662	1,323,791
Omega Healthcare Investors, Inc.	43,904	1,335,121
Park Hotels & Resorts, Inc.	37,586	606,262
PotlatchDeltic Corp.	14,206	568,382
Rayonier, Inc.	24,418	724,238
Rexford Industrial Realty, Inc.	37,722	1,614,879
Sabra Health Care REIT, Inc.	41,387	576,107
STAG Industrial, Inc.	32,500	1,117,675
Starwood Property Trust, Inc.	53,262	1,010,380
Vornado Realty Trust	28,616	744,874
WP Carey, Inc.	39,141	2,146,492
		33,834,286
Retail — 6.2%
AutoNation, Inc.†	4,643	748,220
BJ's Wholesale Club Holdings, Inc.†	23,874	1,782,910
Burlington Stores, Inc.†	11,445	2,059,413
Casey's General Stores, Inc.	6,642	2,122,650
Dick's Sporting Goods, Inc.	10,413	2,092,388
FirstCash Holdings, Inc.	6,621	748,041
Five Below, Inc.†	9,879	1,445,693
Floor & Decor Holdings, Inc., Class A†	19,075	2,104,545
GameStop Corp., Class A†	48,078	533,185
Gap, Inc.	38,498	789,979
Lithia Motors, Inc.	4,926	1,253,076
Macy's, Inc.	49,057	904,121
MSC Industrial Direct Co., Inc., Class A	8,177	746,070
Murphy USA, Inc.	3,394	1,404,505
Nordstrom, Inc.	17,434	331,420
Ollie's Bargain Outlet Holdings, Inc.†	11,024	806,295
Penske Automotive Group, Inc.	3,489	533,503
RH†	2,739	676,670
Texas Roadhouse, Inc.	11,954	1,921,964
Wendy's Co.	29,904	597,781
Williams-Sonoma, Inc.	11,481	3,292,521
Wingstop, Inc.	5,265	2,025,919
		28,920,869
Savings & Loans — 0.1%
New York Community Bancorp, Inc.	129,244	342,497

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 2.5%
Allegro MicroSystems, Inc.†	12,790	$ 379,735
Amkor Technology, Inc.	18,476	597,699
Cirrus Logic, Inc.†	9,654	855,055
IPG Photonics Corp.†	5,291	444,338
Lattice Semiconductor Corp.†	24,706	1,694,832
MACOM Technology Solutions Holdings, Inc.†	9,804	999,518
MKS Instruments, Inc.	11,252	1,338,763
Onto Innovation, Inc.†	8,785	1,629,530
Power Integrations, Inc.	10,177	679,009
Rambus, Inc.†	19,243	1,054,901
Silicon Laboratories, Inc.†	5,709	693,586
Synaptics, Inc.†	7,035	632,869
Wolfspeed, Inc.†	22,517	608,634
		11,608,469
Software — 2.7%
Appfolio, Inc., Class A†	3,660	830,015
Aspen Technology, Inc.†	5,005	985,334
Blackbaud, Inc.†	7,519	585,880
CommVault Systems, Inc.†	7,815	800,803
Concentrix Corp.	8,416	460,103
Doximity, Inc., Class A†	21,866	531,125
Dropbox, Inc., Class A†	45,855	1,062,002
Duolingo, Inc.†	6,408	1,446,606
Dynatrace, Inc.†	42,915	1,944,479
Manhattan Associates, Inc.†	11,020	2,270,781
Teradata Corp.†	17,505	649,435
ZoomInfo Technologies, Inc.†	53,024	840,961
		12,407,524
Telecommunications — 0.6%
Ciena Corp.†	25,955	1,199,900
Frontier Communications Parent, Inc.†	39,595	916,228
Iridium Communications, Inc.	22,168	682,553
		2,798,681
Toys/Games/Hobbies — 0.2%
Mattel, Inc.†	63,226	1,158,300
Security Description	Shares or Principal Amount	Value

Transportation — 1.9%
Kirby Corp.†	10,578	$ 1,154,377
Knight-Swift Transportation Holdings, Inc.	28,884	1,335,308
Landstar System, Inc.	6,434	1,122,154
Ryder System, Inc.	7,933	966,636
Saia, Inc.†	4,752	1,885,736
Werner Enterprises, Inc.	11,356	388,375
XPO, Inc.†	20,783	2,233,341
		9,085,927
Trucking & Leasing — 0.2%
GATX Corp.	6,354	777,475
Water — 0.3%
Essential Utilities, Inc.	45,005	1,646,283
Total Long-Term Investment Securities (cost $373,187,361)		460,715,758
SHORT-TERM INVESTMENTS — 0.2%
U.S. Government — 0.2%
United States Treasury Bills
5.25%, 06/06/2024(1) (cost $845,541)	$ 850,000	845,510
REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $5,035,954 and collateralized by $7,419,500 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $5,136,448 (cost $5,035,730)	5,035,730	5,035,730
TOTAL INVESTMENTS (cost $379,068,632)	100.1%	466,596,998
Other assets less liabilities	(0.1)	(259,465)
NET ASSETS	100.0%	$466,337,533
†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
19	Long	S&P Mid Cap 400 E-Mini Index	June 2024	$5,634,873	$5,466,680	$(168,193)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$460,715,758	$—	$—	$460,715,758
Short-Term Investments	—	845,510	—	845,510
Repurchase Agreements	—	5,035,730	—	5,035,730
Total Investments at Value	$460,715,758	$5,881,240	$—	$466,596,998
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$168,193	$—	$—	$168,193
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.0%
Australia — 1.0%
Aristocrat Leisure, Ltd.	139,158	$ 3,564,978
Belgium — 1.3%
KBC Group NV	59,135	4,391,722
Bermuda — 1.7%
Hiscox, Ltd.	389,394	5,978,087
Canada — 6.5%
Barrick Gold Corp.	541,662	9,002,453
Constellation Software, Inc.	3,574	9,201,508
Tourmaline Oil Corp.	88,442	4,322,361
		22,526,322
China — 0.6%
Tsingtao Brewery Co., Ltd.	278,000	1,997,745
Denmark — 4.1%
Carlsberg A/S, Class B	63,142	8,512,848
Tryg A/S	280,053	5,542,901
		14,055,749
Finland — 2.2%
Kone Oyj, Class B	155,090	7,557,487
France — 12.1%
AXA SA	92,033	3,168,874
Capgemini SE	20,472	4,301,083
Legrand SA	73,634	7,568,783
L'Oreal SA	8,217	3,838,379
LVMH Moet Hennessy Louis Vuitton SE	6,388	5,142,191
Pernod Ricard SA	34,887	5,268,131
Safran SA	31,425	6,795,116
Sanofi SA	57,616	5,680,734
		41,763,291
Germany — 10.2%
Deutsche Boerse AG	29,419	5,679,299
Deutsche Post AG	124,138	5,199,319
Infineon Technologies AG	213,664	7,456,817
Knorr-Bremse AG	31,178	2,312,581
Merck KGaA	22,448	3,567,738
SAP SE	60,561	10,965,126
		35,180,880
Hong Kong — 1.9%
AIA Group, Ltd.	904,800	6,634,890
Italy — 1.0%
Moncler SpA	49,264	3,362,472
Japan — 4.5%
Hoya Corp.	30,846	3,583,930
Keyence Corp.	4,258	1,886,107
Kyocera Corp.	232,900	2,834,819
SMC Corp.	4,800	2,524,619
Sony Group Corp.	55,700	4,600,944
		15,430,419
Jersey — 1.1%
Experian PLC	97,187	3,920,707
Netherlands — 7.8%
Davide Campari-Milano NV	358,568	3,599,868
Heineken NV	74,989	7,300,899
Security Description	Shares or Principal Amount	Value

Netherlands (continued)
QIAGEN NV	201,344	$ 8,395,227
Universal Music Group NV	260,027	7,638,242
		26,934,236
Singapore — 1.9%
DBS Group Holdings, Ltd.	252,560	6,458,734
South Korea — 1.9%
Samsung Electronics Co., Ltd.	114,733	6,350,253
Sweden — 6.2%
Atlas Copco AB, Class A	258,577	4,556,937
Boliden AB	85,544	2,831,819
Epiroc AB, Class A	217,833	4,015,266
Evolution AB*	33,961	3,778,200
Hexagon AB, Class B	583,244	6,145,509
		21,327,731
Switzerland — 4.0%
Alcon, Inc.	25,810	1,981,910
Novartis AG	39,079	3,774,677
Roche Holding AG	23,894	5,716,385
UBS Group AG	84,631	2,214,167
		13,687,139
Taiwan — 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,666	5,310,388
United Kingdom — 26.5%
Anglo American PLC	198,500	6,476,917
Associated British Foods PLC	141,014	4,647,814
AstraZeneca PLC	66,002	9,937,515
BP PLC	1,381,366	8,935,753
British American Tobacco PLC	161,347	4,728,882
Haleon PLC	1,931,791	8,160,946
Halma PLC	222,000	6,076,696
NatWest Group PLC	1,702,816	6,413,368
Prudential PLC	439,027	3,820,328
Reckitt Benckiser Group PLC	108,717	6,064,567
RELX PLC (LSE)	102,778	4,224,328
RELX PLC (XAMS)	116,606	4,797,031
Rightmove PLC	721,047	4,626,413
Shell PLC	297,153	10,589,523
St. James's Place PLC	315,696	1,705,141
		91,205,222
Total Common Stocks (cost $303,068,703)		337,638,452
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(1) (cost $0)	4,633	0
TOTAL INVESTMENTS (cost $303,068,703)	98.0%	337,638,452
Other assets less liabilities	2.0	6,961,418
NET ASSETS	100.0%	$344,599,870
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Morgan Stanley International Equities Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $3,778,200 representing 1.1% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).

SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

ADR—American Depositary Receipt
LSE—London Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange
Industry Allocation*
Pharmaceuticals	8.4%
Beverages	7.8
Insurance	7.2
Oil & Gas	6.9
Machinery-Diversified	6.6
Software	5.9
Banks	5.7
Semiconductors	5.6
Mining	5.3
Entertainment	4.3
Commercial Services	3.7
Electronics	3.7
Cosmetics/Personal Care	3.5
Healthcare-Products	3.0
Retail	2.3
Electrical Components & Equipment	2.2
Diversified Financial Services	2.1
Aerospace/Defense	2.0
Household Products/Wares	1.7
Transportation	1.5
Apparel	1.5
Agriculture	1.4
Internet	1.3
Home Furnishings	1.3
Computers	1.2
Machinery-Construction & Mining	1.2
Miscellaneous Manufacturing	0.7
98.0%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$22,526,322	$—	$—	$22,526,322
Taiwan	5,310,388	—	—	5,310,388
Other Countries	—	309,801,742	—	309,801,742
Warrants	—	—	0	0
Total Investments at Value	$27,836,710	$309,801,742	$0	$337,638,452
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 11.9%
Cayman Islands — 0.8%
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*		$ 250,000	$ 249,056
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,068,914
5.25%, 01/29/2034		1,100,000	1,050,060
			2,368,030
Denmark — 0.2%
Danske Bank A/S
5.71%, 03/01/2030		500,000	493,764
France — 1.2%
BPCE SA
3.88%, 01/11/2029	EUR	500,000	530,637
5.72%, 01/18/2030		1,300,000	1,285,307
Credit Agricole SA
1.25%, 01/26/2027*		650,000	601,091
5.13%, 03/11/2027		1,100,000	1,090,126
TotalEnergies SE
3.37%, 10/06/2026(1)	EUR	125,000	130,528
			3,637,689
Germany — 0.9%
Deutsche Bank AG
1.75%, 11/19/2030	EUR	100,000	92,699
2.13%, 11/24/2026		150,000	141,132
5.00%, 09/05/2030	EUR	100,000	109,598
6.82%, 11/20/2029		800,000	822,214
7.15%, 07/13/2027		800,000	816,707
FMS Wertmanagement
1.38%, 03/07/2025	GBP	600,000	726,755
			2,709,105
Italy — 0.4%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	779,724
Nexi SpA
1.63%, 04/30/2026	EUR	300,000	304,152
			1,083,876
Japan — 0.2%
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	613,206
Jersey — 0.1%
Glencore Finance Europe, Ltd.
3.13%, 03/26/2026	GBP	100,000	119,344
Luxembourg — 0.2%
Logicor Financing SARL
2.25%, 05/13/2025	EUR	350,000	365,540
3.25%, 11/13/2028	EUR	300,000	301,664
			667,204
Netherlands — 0.7%
ABN AMRO Bank NV
1.54%, 06/16/2027*		500,000	455,137
Cooperatieve Rabobank UA
5.45%, 03/05/2030*		500,000	492,321
ING Groep NV
4.00%, 02/12/2035	EUR	500,000	534,853
4.02%, 03/28/2028		225,000	214,580
Security Description		Shares or Principal Amount	Value

Netherlands (continued)
Prosus NV
3.68%, 01/21/2030		$ 560,000	$ 482,125
			2,179,016
Spain — 0.6%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029		400,000	395,879
CaixaBank SA
0.38%, 11/18/2026	EUR	300,000	302,622
0.75%, 05/26/2028	EUR	100,000	97,226
1.13%, 05/17/2024	EUR	400,000	426,382
4.13%, 02/09/2032	EUR	300,000	319,689
6.04%, 06/15/2035		300,000	293,240
			1,835,038
SupraNational — 0.1%
African Export-Import Bank
3.80%, 05/17/2031*		200,000	167,840
Switzerland — 0.9%
Credit Suisse AG
2.95%, 04/09/2025		250,000	243,611
UBS Group AG
1.00%, 06/24/2027	EUR	275,000	275,452
3.09%, 05/14/2032*		300,000	248,413
4.13%, 06/09/2033	EUR	300,000	319,607
5.43%, 02/08/2030		1,000,000	983,431
5.70%, 02/08/2035		600,000	581,809
			2,652,323
United Kingdom — 1.8%
Barclays PLC
5.69%, 03/12/2030		700,000	690,730
HSBC Holdings PLC
5.72%, 03/04/2035		700,000	685,439
6.16%, 03/09/2029		600,000	606,783
Lloyds Banking Group PLC
5.68%, 01/05/2035		700,000	682,812
Nationwide Building Society
3.96%, 07/18/2030*		700,000	637,013
NatWest Group PLC FRS
6.60%, (SOFR+1.25%), 03/01/2028		700,000	704,200
Standard Chartered PLC
1.46%, 01/14/2027*		700,000	648,438
6.30%, 01/09/2029		800,000	809,339
			5,464,754
United States — 3.8%
Aviation Capital Group LLC
1.95%, 01/30/2026*		75,000	69,821
Bank of America Corp.
3.37%, 01/23/2026		1,000,000	981,587
Bayer US Finance II LLC
4.25%, 12/15/2025*		650,000	631,530
Charter Communications Operating LLC/Charter Communications Operating Capital
6.65%, 02/01/2034		600,000	591,687
Citigroup, Inc.
3.11%, 04/08/2026		800,000	779,535
3.98%, 03/20/2030		800,000	741,224
Dell International LLC/EMC Corp.
6.02%, 06/15/2026		339,000	340,969
Ford Motor Credit Co. LLC
4.45%, 02/14/2030	EUR	700,000	749,834

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Glencore Funding LLC
1.63%, 04/27/2026*	$ 297,000	$ 274,218
International Flavors & Fragrances, Inc.
1.23%, 10/01/2025*	300,000	280,819
JPMorgan Chase & Co.
5.34%, 01/23/2035	725,000	702,759
6.09%, 10/23/2029	700,000	714,286
Morgan Stanley
5.42%, 07/21/2034	700,000	679,237
5.47%, 01/18/2035	50,000	48,644
Morgan Stanley Bank NA
4.95%, 01/14/2028	700,000	689,519
PacifiCorp
5.45%, 02/15/2034	300,000	288,070
Philip Morris International, Inc.
5.25%, 02/13/2034	500,000	482,325
T-Mobile USA, Inc.
3.50%, 04/15/2025	250,000	244,777
3.75%, 04/15/2027	328,000	312,545
4.75%, 02/01/2028	150,000	146,012
VICI Properties LP/VICI Note Co., Inc.
4.63%, 12/01/2029*	575,000	533,440
VMware, Inc.
4.70%, 05/15/2030	145,000	137,540
Wells Fargo & Co.
5.20%, 01/23/2030	900,000	882,477
		11,302,855
Venezuela — 0.0%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(2)(3)	390,000	46,803
Total Corporate Bonds & Notes (cost $36,319,310)		35,340,847
ASSET BACKED SECURITIES — 9.3%
Bermuda — 0.2%
Tikehau US CLO III, Ltd. FRS
Series 2022-2A, Class C1R 8.52%, (TSFR3M+3.20%), 01/20/2036*	450,000	454,367
Cayman Islands — 2.6%
CIFC Funding, Ltd. FRS
Series 2023-3A, Class E 12.97%, (TSFR3M+7.65%), 01/20/2037*	450,000	456,288
Diameter Capital CLO 1, Ltd. FRS
Series 2021-1A, Class A1A 6.83%, (TSFR3M+1.50%), 07/15/2036*	1,100,000	1,102,836
Elmwood CLO IV, Ltd. FRS
Series 2020-1A, Class A 6.83%, (TSFR3M+1.50%), 04/15/2033*	1,100,000	1,100,557
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1A 7.04%, (TSFR3M+1.71%), 11/30/2032*	1,225,000	1,225,583
ICG US CLO, Ltd. FRS
Series 2017-1A, Class ARR 6.76%, (TSFR3M+1.43%), 07/28/2034*	2,100,000	2,101,035
Invesco CLO, Ltd. FRS
Series 2021-2A, Class A 6.71%, (TSFR3M+1.38%), 07/15/2034*	600,000	600,531
New Mountain CLO 1, Ltd. FRS
Series CLO-1A, Class AR 6.79%, (TSFR3M+1.46%), 10/15/2034*	500,000	502,109
Security Description	Shares or Principal Amount	Value

Cayman Islands (continued)
Wellfleet CLO X, Ltd. FRS
Series 2019-XA, Class A1R 6.76%, (TSFR3M+1.43%), 07/20/2032*	$ 746,712	$ 746,712
		7,835,651
Jersey — 0.8%
Bain Capital Credit CLO, Ltd. FRS
Series 2023-3A, Class A 7.12%, (TSFR3M+1.80%), 07/24/2036*	700,000	705,996
Halseypoint CLO 7, Ltd. FRS
Series 2023-7A, Class A 7.57%, (TSFR3M+2.25%), 07/20/2036*	1,600,000	1,618,372
		2,324,368
United States — 5.7%
American Express Credit Account Master Trust
Series 2022-2, Class A 3.39%, 05/15/2027	925,000	904,816
Bank of America Auto Trust
Series 2023-2A, Class A2 5.85%, 08/17/2026*	525,000	525,484
Barclays Dryrock Issuance Trust
Series 2023-1, Class A 4.72%, 02/15/2029	900,000	887,690
Barclays Dryrock Issuance Trust FRS
Series 2023-2, Class A 6.23%, (SOFR30A+0.90%), 08/15/2028	1,100,000	1,107,385
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A 3.49%, 05/15/2027	925,000	905,537
Citibank Credit Card Issuance Trust
Series 2023-A1, Class A1 5.23%, 12/08/2027	600,000	597,257
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 6.11%, (TSFR1M+0.78%), 10/25/2035	42,480	41,098
Ford Credit Auto Lease Trust
Series 2024-A, Class A2A 5.24%, 07/15/2026	1,600,000	1,596,053
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*	725,000	709,450
Series 2023-C, Class A2A 5.68%, 09/15/2026	1,025,000	1,025,615
GM Financial Consumer Automobile Receivables Trust
Series 2023-4, Class A2A 5.89%, 11/16/2026	726,124	727,143
GMF Floorplan Owner Revolving Trust
Series 2023-1, Class A1 5.34%, 06/15/2028*	700,000	696,735
Helios Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*	97,127	96,392
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 5.66%, (TSFR1M+0.34%), 04/25/2037	227,714	216,642
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028	1,250,000	1,255,023
Hyundai Auto Lease Securitization Trust
Series 2024-A, Class A2A 5.15%, 06/15/2026*	1,175,000	1,170,562

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
United States (continued)
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 6.93%, (SOFR30A+1.60%), 05/25/2054*	$ 272,092	$ 274,134
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2 5.92%, 11/16/2026	400,000	400,602
Nissan Auto Lease Trust
Series 2024-A, Class A2A 5.11%, 10/15/2026	1,575,000	1,566,853
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028	225,000	226,506
Santander Drive Auto Receivables Trust
Series 2024-1, Class A2 5.71%, 02/16/2027	651,864	651,610
Series 2023-6, Class A2 6.08%, 05/17/2027	700,271	701,425
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 5.73%, (SOFR90A+0.37%), 12/15/2032*	748,770	721,735
		17,005,747
Total Asset Backed Securities (cost $27,485,682)		27,620,133
COLLATERALIZED MORTGAGE OBLIGATIONS — 10.7%
Cayman Islands — 0.3%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.78%, (SOFR30A+1.45%), 01/15/2037*	950,000	944,067
United States — 10.4%
Angel Oak Mtg. Trust I LLC VRS
Series 2021-6, Class A1 1.46%, 09/25/2066*(4)	164,007	130,920
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	900,000	905,727
Series 2023-5YR4, Class A3 6.50%, 12/15/2056	300,000	307,771
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)	800,000	753,759
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)	500,000	516,720
Barclays Commercial Mtg. Trust
Series 2019-C3, Class C 4.18%, 05/15/2052	376,000	305,503
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057	375,000	367,613
Series 2023-C20, Class ASB 5.86%, 07/15/2056	600,000	607,431
BBCMS Mtg. Trust FRS
Series 2018-TALL, Class A 6.24%, (TSFR1M0.90%), 03/15/2037*	275,000	261,250
Series 2018-TALL, Class B 6.49%, (TSFR1M+1.17%), 03/15/2037*	200,000	184,500
Series 2018-TALL, Class C 6.64%, (TSFR1M+1.32%), 03/15/2037*	300,000	270,000
Security Description	Shares or Principal Amount	Value

United States (continued)
BBCMS Mtg. Trust VRS
Series 2023-C21, Class AS 6.51%, 09/15/2056(4)	$ 375,000	$ 386,402
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056	600,000	602,143
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 6.66%, (TSFR1M+1.34%), 03/15/2041*	550,000	549,313
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054	150,000	146,262
Series 2023-C5, Class A5 5.77%, 06/15/2056	800,000	802,322
Series 2023-C5, Class ASB 5.99%, 06/15/2056	800,000	815,045
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,134,302
BMO Mtg. Trust VRS
Series 2023-C7, Class B 6.67%, 12/15/2056(4)	300,000	308,171
Series 2024-5C3, Class C 7.09%, 02/15/2057(4)	300,000	298,881
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*	924,164	918,576
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 6.71%, (TSFR1M+1.39%), 03/15/2041*	483,299	482,091
Series 2024-XL4, Class A 6.76%, (TSFR1M+1.44%), 02/15/2039*	975,000	975,000
Series 2023-VLT2, Class A 7.60%, (TSFR1M+2.28%), 06/15/2040*	675,000	676,898
BX Trust FRS
Series 2024-BIO, Class A 6.96%, (TSFR1M+1.64%), 02/15/2041*	925,000	925,574
Series 2024-PAT, Class A 7.41%, (TSFR1M+2.09%), 03/15/2041*	200,000	199,875
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.57%, 07/10/2028*(4)	500,000	506,648
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	223,841
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 5.97%, (TSFR1M+0.65%), 02/25/2036	207,775	167,056
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2019-HQA2, Class M2 7.49%, (SOFR30A+2.16%), 04/25/2049*	226,046	227,036
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2023-HQA2, Class M1B 8.68%, (SOFR30A+3.35%), 06/25/2043*	224,000	236,826
Series 2022-HQA1, Class M1B 8.83%, (SOFR30A+3.50%), 03/25/2042*	190,000	198,869
Series 2018-HRP2, Class B1 9.64%, (SOFR30A+4.31%), 02/25/2047*	500,000	556,762
Series 2020-DNA5, Class B1 10.13%, (SOFR30A+4.80%), 10/25/2050*	578,000	657,879
Series 2020-HQA4, Class B1 10.69%, (SOFR30A+5.36%), 09/25/2050*	332,626	369,631

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Series 2020-DNA4, Class B1 11.44%, (SOFR30A+6.11%), 08/25/2050*	$ 448,799	$ 512,895
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2024-R01, Class 1M2 7.13%, (SOFR30A+1.80%), 01/25/2044*	200,000	200,566
Series 2024-R02, Class 1M2 7.13%, (SOFR30A+1.80%), 02/25/2044*	625,000	625,661
Series 2020-R01, Class 1M2 7.49%, (SOFR30A+2.16%), 01/25/2040*	27,493	28,181
Series 2023-R08, Class 1M2 7.83%, (SOFR30A+2.50%), 10/25/2043*	260,000	266,913
Series 2023-R06, Class 1M2 8.03%, (SOFR30A+2.70%), 07/25/2043*	120,000	124,204
Series 2024-R01, Class 1B1 8.03%, (SOFR30A+2.70%), 01/25/2044*	300,000	302,312
Series 2021-R01, Class 1B1 8.43%, (SOFR30A+3.10%), 10/25/2041*	381,000	391,075
Series 2023-R05, Class 1M2 8.43%, (SOFR30A+3.10%), 06/25/2043*	120,000	126,045
Series 2023-R08, Class 1B1 8.88%, (SOFR30A+3.55%), 10/25/2043*	620,000	642,675
Series 2023-R03, Class 2M2 9.23%, (SOFR30A+3.90%), 04/25/2043*	223,524	238,699
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	134,799	141,976
Series 2012-111, Class B 7.00%, 10/25/2042	36,703	38,190
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	415,695
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class A 3.02%, 01/05/2039*	325,000	285,358
J.P. Morgan Mtg. Trust VRS
Series 2024-1, Class A2 6.00%, 06/25/2054*(4)	962,310	942,650
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	609,240	485,363
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 5.91%, (TSFR1M+0.59%), 06/25/2047	160,624	138,862
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(4)	90,503	85,639
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	672,125
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.92%, 04/15/2055(4)	650,000	566,327
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	475,000	491,159
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(4)	500,000	515,876
Security Description	Shares or Principal Amount	Value

United States (continued)
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*	$ 1,556,932	$ 1,547,312
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*	942,364	933,548
Series 2024-NQM1, Class A2 6.25%, 11/25/2063*	96,653	95,773
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	580,864
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 6.39%, (TSFR1M+1.06%), 01/15/2036*	400,000	387,000
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 6.39%, (TSFR6M+1.09%), 11/20/2034	11,187	9,821
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(4)	696,305	588,642
Tyson Corner Mtg. Trust VRS
Series 2023-CRNR, Class A 6.80%, 12/10/2033*(4)	650,000	666,194
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 6.08%, (12 MTA+0.99%), 06/25/2046	180,660	138,229
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.67%, 12/28/2037(4)	79,300	69,800
Wells Fargo Commercial Mtg. Trust
Series 2017-RC1, Class D 3.25%, 01/15/2060*	150,000	120,370
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(4)	475,000	423,553
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	20,148	17,414
		30,793,563
Total Collateralized Mortgage Obligations (cost $32,070,479)		31,737,630
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 31.8%
United States — 31.8%
United States Treasury Bonds
4.25%, 02/15/2054(5)	2,500,000	2,288,672
4.50%, 02/15/2044	3,000,000	2,848,125
United States Treasury Notes
4.00%, 02/15/2034	4,782,000	4,527,956
1.13%, 01/15/2033(5)(6)	3,333,056	3,031,055
2.38%, 10/15/2028(6)	4,862,208	4,889,862
Government National Mtg. Assoc.
3.00%, 07/20/2051	3,233,147	2,735,621
Uniform Mtg. Backed Securities
3.50%, June 30 TBA	1,100,000	948,710
4.00%, June 30 TBA	15,700,000	14,045,807
4.50%, June 30 TBA	15,200,000	14,010,247
5.00%, June 30 TBA	28,000,000	26,529,120
5.50%, June 30 TBA	2,300,000	2,231,998
6.50%, June 30 TBA	16,600,000	16,714,805
Total U.S. Government & Agency Obligations (cost $95,533,157)		94,801,978

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS — 11.7%
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	$ 781,469
Canada — 2.4%
Government of Canada
3.25%, 12/01/2033	CAD	4,000,000	2,773,545
Province of British Columbia, Canada
2.85%, 06/18/2025	CAD	3,600,000	2,561,435
4.95%, 06/18/2040	CAD	400,000	300,410
Province of Quebec, Canada
2.25%, 09/15/2026	GBP	1,360,000	1,594,842
			7,230,232
France — 1.5%
Government of France
3.00%, 05/25/2054*	EUR	2,800,000	2,721,976
4.50%, 04/25/2041*	EUR	1,300,000	1,595,695
			4,317,671
Germany — 0.2%
State of North Rhine-Westphalia, Germany
2.13%, 06/13/2025	GBP	400,000	483,093
Hungary — 0.2%
Republic of Hungary
5.50%, 03/26/2036		$ 600,000	559,500
Israel — 0.5%
State of Israel
5.50%, 03/12/2034		1,700,000	1,608,625
Italy — 0.9%
Republic of Italy
3.85%, 09/15/2026	EUR	2,400,000	2,585,870
Japan — 2.6%
Government of Japan
0.01%, 01/01/2025	JPY	700,000,000	4,436,566
1.10%, 09/20/2042	JPY	410,000,000	2,411,049
1.40%, 09/20/2052	JPY	160,000,000	904,366
			7,751,981
Poland — 0.7%
Republic of Poland
4.63%, 03/18/2029		800,000	776,712
5.13%, 09/18/2034		1,500,000	1,439,325
			2,216,037
Romania — 0.5%
Government of Romania
5.63%, 02/22/2036	EUR	1,400,000	1,471,487
Saudi Arabia — 0.8%
Kingdom of Saudi Arabia
4.75%, 01/16/2030		2,500,000	2,409,980
Serbia — 0.1%
Republic of Serbia
2.05%, 09/23/2036	EUR	400,000	298,031
Spain — 0.8%
Kingdom of Spain
1.50%, 04/30/2027*	EUR	1,400,000	1,426,250
3.45%, 07/30/2066*	EUR	900,000	861,743
			2,287,993
Security Description		Shares or Principal Amount	Value

Sweden — 0.1%
Kingdom of Sweden
1.00%, 11/12/2026	SEK	4,610,000	$ 399,552
United Kingdom — 0.1%
United Kingdom Gilt Treasury
1.50%, 07/31/2053	GBP	700,000	427,196
Venezuela — 0.0%
Republic of Venezuela
9.25%, 05/07/2028†(2)(3)		$ 230,000	43,860
Total Foreign Government Obligations (cost $38,118,588)			34,872,577
Total Long-Term Investment Securities (cost $229,527,216)			224,373,165
SHORT-TERM INVESTMENTS — 14.4%
Sovereign — 5.0%
Government of France 0.00%, 07/31/2024	EUR	14,000,000	14,801,754
Unaffiliated Investment Companies — 9.4%
State Street Institutional U.S. Government Money Market Fund, Administration Class 5.00%(7)		28,138,318	28,138,318
Total Short-Term Investments (cost $42,939,709)			42,940,072
REPURCHASE AGREEMENTS — 9.7%
Agreement with Goldman Sachs, bearing interest at 5.37% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $28,704,281 and collateralized by $31,581,192 of Government National Mtg. Assoc. Bonds, bearing interest at 4.50% due 07/20/2052 and having an approximate value of $29,502,160 (cost $28,700,000)		28,700,000	28,700,000
TOTAL INVESTMENTS (cost $301,166,925)		99.5%	296,013,237
Other assets less liabilities		0.5	1,516,461
NET ASSETS		100.0%	$297,529,698
FORWARD SALES CONTRACTS — (8.6%)
U.S. Government Agencies — (8.6%)
Uniform Mtg. Backed Securities — (8.6%)
2.00%, June 30 TBA		(29,100,000)	(21,985,543)
2.00%, May 15 TBA		(4,100,000)	(3,531,449)
Total Forward Sales Contracts (cost $(25,723,246))			(25,516,992)
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $46,170,747 representing 15.5% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

(2)	Security in default of interest.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	10/23/2017	$390,000	$115,546	$46,803	$12.00	0.0%
Foreign Government Obligations
Republic of Venezuela 9.25%, 05/07/2028	08/01/2017	230,000	93,621	43,860	19.07	0.0
				$90,663		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(4)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	The rate shown is the 7-day yield as of April 30, 2024.
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
CLO—Collateralized Loan Obligation
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
SEK—Swedish Krona
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Goldman Sachs International	8,000,000	MYR	Fixed 3.750%	6-Month KLIBO	Quarterly	Quarterly	Sep 2033	$ 37,200	$ (29)	$ 37,171
Centrally Cleared	30,300,000	AUD	6-Month BBSW	Fixed 4.750%	Semiannual	Semiannual	Dec 2033	(146,321)	6,111	(140,210)
Centrally Cleared	24,000,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2029	(660,670)	(63,552)	(724,222)
Centrally Cleared	35,400,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jun 2034	(1,377,557)	(143,241)	(1,520,798)
Centrally Cleared	36,700,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Semiannual	Sep 2034	(36,712)	(195,168)	(231,880)
Centrally Cleared	15,000,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	(37,556)	(61,916)	(99,472)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	380,359	—	380,359
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	27,386	(205)	27,181
Centrally Cleared	29,000,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2026	446,610	—	446,610
Centrally Cleared	8,600,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	702,066	47,218	749,284
Centrally Cleared	66,000,000	USD	Fixed 3.500	12-Month SOFR	Annual	Maturity	Dec 2025	799,970	—	799,970
Centrally Cleared	15,600,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2054	(79,788)	103,190	23,402
Centrally Cleared	1,000,000,000	JPY	Fixed 0.600	12-Month TONA	Annual	Annual	Sep 2029	21,167	—	21,167
Centrally Cleared	750,000,000	JPY	Fixed 1.000	12-Month TONA	Annual	Annual	Sep 2034	12,358	—	12,358
Centrally Cleared	115,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	27,736	—	27,736
Centrally Cleared	115,000,000	CNY	Fixed 2.250	3-Month CNRR	Quarterly	Quarterly	Sep 2029	(43,094)	(30)	(43,124)
Centrally Cleared	21,000,000	SGD	Fixed 2.750	6-Month SORA	Semiannual	Semiannual	Sep 2029	339,467	(1,430)	338,037
Centrally Cleared	560,000,000	THB	Fixed 2.418	3-Month THOR	Quarterly	Quarterly	Apr 2029	121,589	(118)	121,471
Centrally Cleared	40,400,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Sep 2032	(293,460)	4,065	(289,395)
Centrally Cleared	20,700,000	AUD	6-Month BBSW	Fixed 4.000	Semiannual	Semiannual	Jun 2033	(686,214)	9,506	(676,708)
Centrally Cleared	2,500,000	AUD	6-Month BBSW	Fixed 4.500	Semiannual	Semiannual	Mar 2029	1,215	(17)	1,198
Centrally Cleared	11,300,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2029	(93,411)	650	(92,761)
Centrally Cleared	88,000,000	CAD	12-Month CORRA	Fixed 3.500	Maturity	Maturity	Dec 2025	(462,071)	2,692	(459,379)
Centrally Cleared	14,500,000	GBP	12-Month SONIA	Fixed 3.000	Annual	Annual	Jun 2027	(367,533)	1,612	(365,921)
Centrally Cleared	41,000,000	EUR	6-Month EURIBOR	Fixed 3.000	Annual	Semiannual	Sep 2026	(71,978)	247	(71,731)
Centrally Cleared	6,000,000	GBP	12-Month SONIA	Fixed 4.250	Annual	Annual	Sep 2026	(31,969)	132	(31,837)
Centrally Cleared	24,700,000	GBP	12-Month SONIA	Fixed 3.750	Annual	Annual	Sep 2034	(524,613)	2,620	(521,993)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	100,000	GBP	12-Month SONIA	Fixed 3.750%	Annual	Annual	Sep 2054	$ (5,179)	$ 27	$ (5,152)
Centrally Cleared	43,000,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Semiannual	Sep 2029	(81,930)	333	(81,597)
Centrally Cleared	2,600,000,000	INR	6-Month MIBOR	Fixed 6.500	Semiannual	Semiannual	Sep 2029	(75,714)	(1)	(75,715)
								$(2,195,847)	$(287,275)	$(2,483,122)
								$(2,158,647)	$(287,304)	$(2,445,951)
Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	CDX Investment Grade Index Series 41	$28,400,000	USD	$28,400,000	1.000%	Quarterly	Dec 2033	$(249,990)	$(71)	$(250,061)
Centrally Cleared	ITraxx Europe	3,100,000	EUR	3,100,000	1.000	Quarterly	Jun 2034	(14,891)	64	(14,827)
				$31,500,000				$(264,881)	$(7)	$(264,888)
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.4764%	200,000,000	USD	200,000,000	1.000%	Quarterly	Dec 2028	$4,509,179	$ 2,663	$4,511,842
Centrally Cleared	ITraxx Europe	0.5575	58,700,000	EUR	58,700,000	1.000	Quarterly	Jun 2029	1,342,138	(5,424)	1,336,714
					258,700,000				$5,851,317	$(2,761)	$5,848,556
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Australian 3 Year Bonds	June 2024	$ 2,115,442	$ 2,118,924	$ 3,482
300	Short	3-Month SOFR	June 2025	71,400,000	71,332,500	67,500
348	Short	3-Month SOFR	March 2025	82,663,050	82,597,800	65,250
25	Short	3-Month SOFR	September 2024	5,919,063	5,918,126	937
110	Short	Euro-BOBL	June 2024	13,710,912	13,667,957	42,955
1	Short	Euro-BTP	June 2024	125,407	124,852	555
140	Short	Euro-OAT	June 2024	18,822,366	18,746,232	76,134
53	Short	Euro-Schatz	June 2024	5,953,256	5,945,193	8,063
160	Short	Long Gilt	June 2024	19,253,644	19,149,107	104,537
84	Short	U.S. Treasury 10 Year Notes	June 2024	9,058,875	9,024,750	34,125
275	Short	U.S. Treasury 5 Year Notes	June 2024	28,883,594	28,804,102	79,492
152	Short	U.S. Treasury Long Bonds	June 2024	17,380,250	17,299,500	80,750
						$563,780

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
307	Long	3-Month SOFR	June 2024	$72,649,631	$72,647,712	$ (1,919)
42	Long	3-Month SOFR	December 2024	9,959,250	9,953,475	(5,775)
95	Long	3-Month SOFR	September 2025	22,652,750	22,629,000	(23,750)
229	Long	3-Month SOFR	December 2025	54,696,650	54,642,263	(54,387)
27	Long	Canada 10 Year Bonds	June 2024	2,305,880	2,294,505	(11,375)
4	Long	Euro-BUXL 30 Year Bonds	June 2024	553,664	550,334	(3,330)
20	Long	U.S. Treasury Ultra 10 Year Notes	June 2024	2,214,063	2,204,375	(9,688)
26	Long	U.S. Treasury Ultra Bonds	June 2024	3,127,313	3,108,626	(18,687)
103	Short	Australian 10 Year Bonds	June 2024	7,468,354	7,508,417	(40,063)
12	Short	Japan 10 Year Bonds	June 2024	10,990,774	10,994,515	(3,741)
						$(172,715)
		Net Unrealized Appreciation (Depreciation)				$391,065
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Goldman Sachs International	CAD	8,052,000	USD	5,870,422	06/04/2024	$ 18,396	$—
	EUR	66,131,000	USD	70,873,386	06/04/2024	208,113	—
	GBP	2,972,000	USD	3,722,037	06/04/2024	7,751	—
	JPY	7,586,800,000	USD	48,447,710	06/04/2024	103,469	—
						337,729	—
JPMorgan Chase Bank, N.A.	CAD	7,940,000	USD	5,816,680	05/01/2024	49,055	—
Unrealized Appreciation (Depreciation)						$386,784	$—
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
USD—United States Dollar
Industry Allocation*
U.S. Government & Agency Obligations	31.8%
Short-Term Investments	14.4
Foreign Government Obligations	11.7
Collateralized Mortgage Obligations	10.7
Repurchase Agreements	9.7
Banks	8.3
Other Asset Backed Securities	4.1
Auto Loan Receivables	3.7
Credit Card Receivables	1.5
Investment Companies	0.7
Multi-National	0.3
Auto Manufacturers	0.3
Telecommunications	0.3
Real Estate	0.2
Savings & Loans	0.2
Pharmaceuticals	0.2
Media	0.2
REITS	0.2
Agriculture	0.2
Mining	0.2
Internet	0.1
Computers	0.1
Diversified Financial Services	0.1
Commercial Services	0.1

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio@
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Electric	0.1%
Chemicals	0.1
99.5%

@	Effective April 29, 2024, the SA Goldman Sachs Global Bond Portfolio changed its name to SA PIMCO Global Bond Opportunities Portfolio.
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$35,340,847	$—	$35,340,847
Asset Backed Securities	—	27,620,133	—	27,620,133
Collateralized Mortgage Obligations	—	31,737,630	—	31,737,630
U.S. Government & Agency Obligations	—	94,801,978	—	94,801,978
Foreign Government Obligations	—	34,872,577	—	34,872,577
Short-Term Investments:
Sovereign	—	14,801,754	—	14,801,754
Other Short-Term Investments	28,138,318	—	—	28,138,318
Repurchase Agreements	—	28,700,000	—	28,700,000
Total Investments at Value	$28,138,318	$267,874,919	$—	$296,013,237
Other Financial Instruments:†
Swaps	$—	$181,130	$—	$181,130
Futures Contracts	563,780	—	—	563,780
Forward Foreign Currency Contracts	—	386,784	—	386,784
Total Other Financial Instruments	$563,780	$567,914	$—	$1,131,694
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$25,516,992	$—	$25,516,992
Other Financial Instruments:†
Swaps	$—	$471,202	$—	$471,202
Futures Contracts	172,715	—	—	172,715
Total Other Financial Instruments	$172,715	$471,202	$—	$643,917
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Australia — 5.2%
AGL Energy, Ltd.	841,893	$ 5,112,614
AMP, Ltd.	110,677	78,716
Ampol, Ltd.	58,981	1,395,910
Aurizon Holdings, Ltd.	404,394	996,492
BlueScope Steel, Ltd.	91,137	1,344,432
Brambles, Ltd.	84,341	792,126
Downer EDI, Ltd.	97,182	292,216
Lendlease Corp., Ltd.	51,531	214,657
Medibank Private, Ltd.	430,276	987,459
Metcash, Ltd.	271,724	689,596
Rio Tinto, Ltd.	64,934	5,440,382
Scentre Group	152,348	311,276
Stockland	376,582	1,077,863
Suncorp Group, Ltd.	309,107	3,315,295
Telstra Group, Ltd.	436,463	1,036,722
Viva Energy Group, Ltd.*	311,413	684,040
		23,769,796
Austria — 0.3%
Strabag SE	2,202	93,781
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,515	202,894
voestalpine AG	40,078	1,068,030
		1,364,705
Belgium — 0.8%
Ageas SA	8,731	400,901
bpost SA	73,725	289,275
Colruyt Group NV	14,820	688,543
Proximus SADP	82,228	604,397
UCB SA	13,695	1,814,943
		3,798,059
Bermuda — 0.4%
First Pacific Co., Ltd.	360,000	168,449
Jardine Matheson Holdings, Ltd.	3,700	141,446
Kerry Properties, Ltd.	237,500	462,130
Skyworth Group, Ltd.	1,444,000	596,655
Yue Yuen Industrial Holdings, Ltd.	339,500	600,027
		1,968,707
Canada — 8.3%
Atco, Ltd., Class I	42,851	1,169,442
Bank of Nova Scotia	103,400	4,743,939
Bausch Health Cos., Inc.†	173,800	1,521,295
Canadian Tire Corp., Ltd., Class A	2,691	259,962
Canfor Corp.†	3,600	37,944
Celestica, Inc.†	6,400	277,125
CGI, Inc.†	18,600	1,884,658
CI Financial Corp.	94,520	1,116,402
Finning International, Inc.	42,600	1,336,501
George Weston, Ltd.	6,251	822,645
Gildan Activewear, Inc.	18,145	628,976
H&R Real Estate Investment Trust	100,319	655,846
Kinross Gold Corp.	25,600	165,131
Linamar Corp.	8,900	419,124
Lundin Mining Corp.	131,200	1,498,176
Magna International, Inc.	204,909	9,794,074
Manulife Financial Corp.	36,400	849,020
Methanex Corp.	1,100	52,673
Onex Corp.	8,781	622,991
Open Text Corp.	23,200	819,200
RioCan Real Estate Investment Trust	29,607	375,074
SNC-Lavalin Group, Inc.	5,400	207,347
Security Description	Shares or Principal Amount	Value

Canada (continued)
Sun Life Financial, Inc.	12,822	$ 654,675
Suncor Energy, Inc.	211,245	8,060,654
		37,972,874
Cayman Islands — 1.1%
CK Asset Holdings, Ltd.	185,000	789,643
JOYY, Inc. ADR	24,743	807,117
Kingboard Holdings, Ltd.	199,000	439,813
Kingboard Laminates Holdings, Ltd.	357,000	307,510
Melco Resorts & Entertainment, Ltd. ADR†	182,494	1,193,511
WH Group, Ltd.*	1,957,000	1,420,640
		4,958,234
Denmark — 1.1%
AP Moller-Maersk A/S, Series B	635	921,643
H Lundbeck A/S	135,671	659,661
H Lundbeck A/S, Class A	6,058	25,456
ISS A/S	82,812	1,553,759
Pandora A/S	9,312	1,417,369
ROCKWOOL A/S, Class B	1,091	356,327
Schouw & Co. A/S	690	55,436
Svitzer A/S†	1,270	42,676
		5,032,327
Finland — 1.1%
Fortum Oyj	35,835	471,949
Kesko Oyj, Class B	38,293	652,398
Nokia Oyj	199,005	724,106
Nokian Renkaat Oyj	80,702	703,203
Nordea Bank Abp	65,027	756,876
Wartsila OYJ Abp	93,980	1,728,773
		5,037,305
France — 5.6%
Amundi SA*	6,792	472,221
AXA SA	42,123	1,450,376
Bouygues SA	22,740	837,796
Carrefour SA	215,920	3,637,022
Cie de Saint-Gobain SA	66,939	5,278,822
L'Oreal SA	2,644	1,235,083
Orange SA	243,833	2,711,443
Renault SA	69,840	3,444,606
Sanofi SA	62,778	6,189,689
Valeo SE	28,134	356,853
		25,613,911
Germany — 7.8%
adidas AG	28,089	6,777,329
Aurubis AG	6,593	529,132
BASF SE	73,912	3,877,220
Bayerische Motoren Werke AG	75,860	8,275,477
Continental AG	26,977	1,750,796
Deutsche Post AG	47,477	1,988,497
Fresenius Medical Care AG	46,955	1,983,824
Fresenius SE & Co. KGaA	95,041	2,835,378
Heidelberg Materials AG	45,603	4,603,142
Knorr-Bremse AG	7,488	555,411
METRO AG	199,928	1,069,869
Muenchener Rueckversicherungs-Gesellschaft AG	1,905	837,186
Schaeffler AG (Preference Shares)	124,256	726,645
		35,809,906
Hong Kong — 1.1%
CLP Holdings, Ltd.	61,000	480,814

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
PCCW, Ltd.	221,000	$ 110,685
Sun Hung Kai Properties, Ltd.	220,500	2,037,372
Swire Pacific, Ltd., Class A	201,000	1,707,464
Wharf Holdings, Ltd.	287,000	928,032
		5,264,367
Israel — 1.3%
Bezeq The Israeli Telecommunication Corp., Ltd.	842,068	1,045,898
Check Point Software Technologies, Ltd.†	5,291	790,581
Delek Group, Ltd.	1,334	157,197
G City, Ltd. †	41,985	122,158
Oil Refineries, Ltd.	1,808,346	526,855
Paz Oil Co., Ltd.	2,528	252,622
Plus500, Ltd.	7,562	204,151
Teva Pharmaceutical Industries, Ltd. ADR†	154,118	2,165,358
ZIM Integrated Shipping Services, Ltd.	37,785	500,651
		5,765,471
Italy — 1.6%
A2A SpA	226,709	446,564
Enel SpA	762,209	5,019,856
Leonardo SpA	23,363	537,993
Telecom Italia SpA†	3,050,651	722,599
Unipol Gruppo SpA	65,907	591,167
UnipolSai Assicurazioni SpA	54,883	157,231
		7,475,410
Japan — 24.6%
AGC, Inc.	46,300	1,709,614
Alfresa Holdings Corp.	65,800	971,881
Alps Alpine Co., Ltd.	43,300	389,248
Amada Co., Ltd.	66,600	726,007
Arcs Co., Ltd.	13,000	255,324
Astellas Pharma, Inc.	75,600	725,925
Azbil Corp.	3,400	94,982
Bic Camera, Inc.	8,300	80,247
Bridgestone Corp.	15,700	692,953
Brother Industries, Ltd.	18,800	332,633
Canon Marketing Japan, Inc.	8,800	241,553
Canon, Inc.	222,900	6,031,758
Casio Computer Co., Ltd.	29,900	249,930
Chubu Electric Power Co., Inc.	163,300	2,100,116
Coca-Cola Bottlers Japan Holdings, Inc.	29,100	407,836
Cosmo Energy Holdings Co., Ltd.	7,700	368,475
Dai Nippon Printing Co., Ltd.	63,900	1,861,061
Daicel Corp.	99,100	921,200
Daito Trust Construction Co., Ltd.	39,000	4,179,587
DCM Holdings Co., Ltd.	10,900	100,747
Denka Co., Ltd.	14,500	214,498
DIC Corp.	20,300	379,556
Ebara Corp.	18,500	1,521,869
Edion Corp.	83,900	866,230
Electric Power Development Co., Ltd.	86,300	1,469,609
EXEO Group, Inc.	12,400	135,190
Fuji Media Holdings, Inc.	16,600	197,675
Fujitsu, Ltd.	163,000	2,505,414
H2O Retailing Corp.	79,900	902,338
Haseko Corp.	3,900	47,027
Hino Motors, Ltd.†	301,100	875,724
Inabata & Co., Ltd.	18,300	372,065
Isuzu Motors, Ltd.	65,600	831,568
Itoham Yonekyu Holdings, Inc.	13,800	360,390
Izumi Co., Ltd.	11,400	264,577
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Post Holdings Co., Ltd.	1,840,100	$ 17,607,281
Japan Post Insurance Co., Ltd.	38,300	715,457
Japan Tobacco, Inc.	15,900	427,032
JFE Holdings, Inc.	17,600	262,887
JTEKT Corp.	16,200	125,046
Kajima Corp.	43,500	829,908
Kamigumi Co., Ltd.	6,000	129,231
Kandenko Co., Ltd.	44,800	498,594
Kaneka Corp.	14,600	377,467
Kansai Electric Power Co., Inc.	51,100	765,027
Kao Corp.	19,000	784,325
KDDI Corp.	6,600	183,625
Kewpie Corp.	19,300	389,496
Kinden Corp.	15,500	295,347
Konica Minolta, Inc.	194,200	640,994
K's Holdings Corp.	68,400	656,662
Kuraray Co., Ltd.	83,100	917,391
Kyudenko Corp.	2,500	103,600
Kyushu Electric Power Co., Inc.	56,900	528,834
Mazda Motor Corp.	386,300	4,377,781
Medipal Holdings Corp.	88,100	1,378,288
MEIJI Holdings Co., Ltd.	23,600	527,814
Mitsubishi Chemical Group Corp.	140,800	819,792
Mitsubishi Electric Corp.	236,300	4,128,954
Mitsubishi Shokuhin Co., Ltd.	8,500	300,806
Mitsui Mining & Smelting Co., Ltd.	19,100	599,449
Morinaga Milk Industry Co., Ltd.	24,800	485,183
MS&AD Insurance Group Holdings, Inc.	318,300	5,708,319
NEC Corp.	31,300	2,269,852
Nippon Electric Glass Co., Ltd.	15,600	385,156
Nippon Express Holdings, Inc.	11,700	598,216
Nippon Light Metal Holdings Co., Ltd.	21,100	250,364
Nippon Telegraph & Telephone Corp.	511,400	552,661
Nippon Television Holdings, Inc.	25,100	365,092
Nissan Motor Co., Ltd.	530,100	1,922,909
Nisshinbo Holdings, Inc.	18,400	139,597
Nitto Denko Corp.	15,700	1,294,694
Nomura Real Estate Holdings, Inc.	3,100	86,756
Otsuka Corp.	38,400	763,341
Otsuka Holdings Co., Ltd.	13,900	592,806
PALTAC Corp.	6,700	202,275
Panasonic Holdings Corp.	171,500	1,493,993
Persol Holdings Co., Ltd.	584,100	808,911
Pola Orbis Holdings, Inc.	33,700	308,949
Resonac Holdings Corp.	33,000	715,008
Ricoh Co., Ltd.	168,700	1,463,887
Sankyu, Inc.	4,700	162,810
Sanwa Holdings Corp.	7,000	113,689
SCREEN Holdings Co., Ltd.	9,200	954,560
Secom Co., Ltd.	5,700	396,796
Sega Sammy Holdings, Inc.	32,000	422,945
Seiko Epson Corp.	24,900	409,227
Seino Holdings Co., Ltd.	34,500	461,664
Sekisui Chemical Co., Ltd.	50,200	730,289
Sekisui House, Ltd.	44,500	1,019,835
Sharp Corp.†	81,700	428,655
Shikoku Electric Power Co., Inc.	17,200	142,123
Shimamura Co., Ltd.	14,400	709,107
Shimizu Corp.	32,400	201,060
Sohgo Security Services Co., Ltd.	27,700	153,692
Sompo Holdings, Inc.	30,000	590,572
Subaru Corp.	83,300	1,855,376
Sugi Holdings Co., Ltd.	34,400	505,424

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Sumitomo Heavy Industries, Ltd.	14,400	$ 400,149
Sumitomo Pharma Co., Ltd.†	60,200	151,651
Sumitomo Rubber Industries, Ltd.	4,100	49,539
Sundrug Co., Ltd.	3,800	110,501
Suzuken Co., Ltd.	42,500	1,252,252
Taiheiyo Cement Corp.	28,900	661,238
Taisei Corp.	23,100	843,842
Toho Holdings Co., Ltd.	3,000	71,777
Tohoku Electric Power Co., Inc.	161,700	1,259,029
Tokai Rika Co., Ltd.	10,200	138,480
Toppan Holdings, Inc.	30,400	719,842
Tosoh Corp.	18,100	249,502
Toyo Seikan Group Holdings, Ltd.	89,800	1,387,759
Tsuruha Holdings, Inc.	8,600	541,484
UBE Corp.	32,400	591,710
United Super Markets Holdings, Inc.	37,600	214,287
Yamada Holdings Co., Ltd.	299,500	852,807
Yamato Holdings Co., Ltd.	160,500	2,118,970
		113,036,507
Jersey — 0.4%
WPP PLC	199,248	2,003,095
Luxembourg — 0.6%
ArcelorMittal SA	99,271	2,483,248
RTL Group SA	6,209	191,654
Subsea 7 SA	14,247	230,165
		2,905,067
Netherlands — 7.9%
Akzo Nobel NV	75,555	4,996,018
Koninklijke Ahold Delhaize NV	530,509	16,094,249
Koninklijke Philips NV	182,248	4,865,296
NN Group NV	117,497	5,417,016
NXP Semiconductors NV	8,573	2,196,317
Randstad NV	53,926	2,706,428
		36,275,324
New Zealand — 0.3%
Air New Zealand, Ltd.	333,661	108,136
Contact Energy, Ltd.	63,949	326,720
Fletcher Building, Ltd.	198,008	441,672
Spark New Zealand, Ltd.	142,999	401,949
		1,278,477
Norway — 0.6%
Atea ASA	19,822	253,645
DNB Bank ASA	30,380	529,923
Mowi ASA	17,490	306,950
Orkla ASA	24,894	169,167
Telenor ASA	132,630	1,525,353
		2,785,038
Portugal — 0.2%
Navigator Co. SA	141,151	624,585
Sonae SGPS SA	242,056	242,512
		867,097
Singapore — 0.3%
ComfortDelGro Corp., Ltd.	730,800	794,893
Hutchison Port Holdings Trust	1,950,100	249,488
Jardine Cycle & Carriage, Ltd.	24,600	475,164
		1,519,545
Security Description	Shares or Principal Amount	Value

Spain — 5.2%
ACS Actividades de Construccion y Servicios SA	25,817	$ 1,033,179
Banco Bilbao Vizcaya Argentaria SA	582,087	6,279,421
Endesa SA	83,680	1,527,353
Mapfre SA	765,730	1,843,312
Naturgy Energy Group SA	105,435	2,669,443
Telefonica SA	2,371,202	10,637,683
		23,990,391
Sweden — 3.3%
Electrolux AB, Class B†	97,845	857,169
Getinge AB, Class B	25,041	529,992
H & M Hennes & Mauritz AB, Class B	209,708	3,349,000
Loomis AB	2,308	59,155
Peab AB	24,041	147,833
Securitas AB, Class B	164,875	1,659,386
Skanska AB, Class B	21,424	370,640
Telia Co. AB	321,208	735,660
Volvo AB, Class B	286,926	7,339,659
		15,048,494
Switzerland — 7.4%
ABB, Ltd.	106,385	5,158,924
Adecco Group AG	89,571	3,127,919
Holcim AG	8,955	750,708
Novartis AG	96,396	9,310,980
Roche Holding AG	51,455	12,310,061
Swatch Group AG	8,094	1,696,320
Swiss Life Holding AG	192	129,538
Swiss Re AG	4,537	489,869
Zurich Insurance Group AG	1,878	903,857
		33,878,176
United Kingdom — 12.2%
Abrdn PLC	457,291	834,684
Barratt Developments PLC	253,968	1,430,792
Berkeley Group Holdings PLC	5,290	309,287
BT Group PLC	841,597	1,078,410
Centrica PLC	5,702,278	9,077,204
Currys PLC†	382,509	295,129
Direct Line Insurance Group PLC	777,747	1,796,589
Evraz PLC†(1)	204,785	3,501
GSK PLC	640,318	13,272,989
Haleon PLC	408,572	1,726,032
Imperial Brands PLC	142,857	3,257,453
Inchcape PLC	172,030	1,715,844
International Distributions Services PLC†	661,731	2,228,059
Johnson Matthey PLC	56,307	1,233,568
Kingfisher PLC	693,327	2,134,747
M&G PLC	1,872,798	4,694,817
Marks & Spencer Group PLC	714,566	2,276,463
Pearson PLC	12,910	156,049
Persimmon PLC	147,216	2,376,566
SSE PLC	127,168	2,648,623
Taylor Wimpey PLC	507,464	828,160
Travis Perkins PLC	66,408	620,422
Vodafone Group PLC	2,521,681	2,129,761
		56,125,149
United States — 0.1%
Autoliv, Inc.	5,180	620,512
Total Long-Term Investment Securities (cost $435,799,319)		454,163,944

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $597,276 and collateralized by $880,000 of United States Treasury Bonds, bearing interest at 2.50% due 05/15/2046 and having an approximate value of $609,236
(cost $597,249)	$ 597,249	$ 597,249
TOTAL INVESTMENTS (cost $436,396,568)	98.9%	454,761,193
Other assets less liabilities	1.1	5,017,614
NET ASSETS	100.0%	$459,778,807
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $2,576,901 representing 0.6% of net assets.
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
ADR—American Depositary Receipt
Industry Allocation*
Pharmaceuticals	11.2%
Insurance	10.4
Food	6.8
Auto Manufacturers	6.4
Electric	5.2
Telecommunications	5.1
Chemicals	4.0
Retail	3.5
Auto Parts & Equipment	3.2
Commercial Services	3.1
Building Materials	3.0
Banks	2.7
Gas	2.6
Transportation	2.4
Oil & Gas	2.4
Real Estate	2.2
Office/Business Equipment	1.9
Mining	1.8
Computers	1.8
Apparel	1.7
Electronics	1.6
Home Builders	1.5
Engineering & Construction	1.3
Healthcare-Services	1.2
Healthcare-Products	1.1
Iron/Steel	1.1
Cosmetics/Personal Care	1.0
Machinery-Construction & Mining	0.9
Agriculture	0.8
Machinery-Diversified	0.8
Home Furnishings	0.7
Diversified Financial Services	0.7
Distribution/Wholesale	0.6
REITS	0.5
Semiconductors	0.5
Hand/Machine Tools	0.5
Advertising	0.4
Packaging & Containers	0.3
Software	0.3

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Internet	0.3%
Lodging	0.2
Biotechnology	0.2
Electrical Components & Equipment	0.2
Media	0.1
Forest Products & Paper	0.1
Private Equity	0.1
Repurchase Agreements	0.1
Miscellaneous Manufacturing	0.1
Aerospace/Defense	0.1
Beverages	0.1
Oil & Gas Services	0.1
98.9%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$37,972,874	$—	$—	$37,972,874
Cayman Islands	2,000,628	2,957,606	—	4,958,234
Denmark	42,676	4,989,651	—	5,032,327
Israel	3,456,590	2,308,881	—	5,765,471
Netherlands	2,196,317	34,079,007	—	36,275,324
United Kingdom	—	56,121,648	3,501	56,125,149
United States	620,512	—	—	620,512
Other Countries	—	307,414,053	—	307,414,053
Repurchase Agreements	—	597,249	—	597,249
Total Investments at Value	$46,289,597	$408,468,095	$3,501	$454,761,193
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 9.4%
Aerospace/Defense — 0.2%
Boeing Co.
2.20%, 02/04/2026	$ 700,000	$ 652,943
6.26%, 05/01/2027*	100,000	100,316
6.30%, 05/01/2029*	300,000	301,192
6.39%, 05/01/2031*	100,000	100,449
6.53%, 05/01/2034*	100,000	100,720
6.86%, 05/01/2054*	200,000	200,542
7.01%, 05/01/2064*	100,000	100,091
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	800,000	763,901
		2,320,154
Agriculture — 0.1%
Imperial Brands Finance PLC
6.13%, 07/27/2027*	600,000	605,145
JT International Financial Services BV
6.88%, 10/24/2032*	200,000	216,032
		821,177
Airlines — 0.4%
Alaska Airlines Pass-Through Trust
4.80%, 02/15/2029*	145,128	140,624
American Airlines Pass-Through Trust
3.00%, 04/15/2030	453,305	409,736
3.25%, 04/15/2030	129,547	115,390
3.38%, 11/01/2028	115,053	107,857
4.00%, 08/15/2030	66,250	60,015
British Airways Pass-Through Trust
3.35%, 12/15/2030*	352,661	323,877
3.80%, 03/20/2033*	372,323	345,503
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	336,401	287,894
United Airlines Pass-Through Trust
2.88%, 04/07/2030	666,441	601,099
3.10%, 04/07/2030	666,441	589,539
4.55%, 02/25/2033	704,900	669,273
		3,650,807
Auto Manufacturers — 0.4%
Ford Motor Credit Co. LLC
2.90%, 02/10/2029	200,000	172,652
6.13%, 03/08/2034	500,000	485,998
6.80%, 05/12/2028	700,000	714,316
7.35%, 11/04/2027	200,000	206,871
Hyundai Capital America FRS
6.50%, (SOFR+1.15%), 08/04/2025*	1,000,000	1,005,039
Nissan Motor Co., Ltd.
3.52%, 09/17/2025*	900,000	867,278
		3,452,154
Banks — 2.8%
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	400,000	395,880
Bank of America Corp.
5.20%, 04/25/2029	200,000	196,905
5.93%, 09/15/2027	300,000	301,395
Barclays PLC
5.69%, 03/12/2030	300,000	296,027
6.22%, 05/09/2034	600,000	601,605
Citigroup, Inc.
4.40%, 06/10/2025	750,000	738,560
Citizens Financial Group, Inc.
6.65%, 04/25/2035	800,000	802,237
Security Description		Shares or Principal Amount	Value

Banks (continued)
Danske Bank A/S
6.26%, 09/22/2026*		$ 1,300,000	$ 1,305,604
Goldman Sachs Group, Inc.
5.73%, 04/25/2030		1,375,000	1,377,238
HSBC Holdings PLC
6.33%, 03/09/2044		500,000	511,272
7.39%, 11/03/2028		1,100,000	1,153,170
ING Groep NV
5.34%, 03/19/2030		1,000,000	979,722
6.11%, 09/11/2034		300,000	301,720
JPMorgan Chase & Co.
4.57%, 06/14/2030		1,400,000	1,338,113
KBC Group NV
6.32%, 09/21/2034*		300,000	302,562
Lloyds Banking Group PLC
4.38%, 03/22/2028		600,000	571,993
5.68%, 01/05/2035		200,000	195,089
Morgan Stanley
3.79%, 03/21/2030	EUR	1,300,000	1,379,425
5.12%, 02/01/2029		600,000	590,496
5.65%, 04/13/2028		300,000	300,294
5.66%, 04/18/2030		400,000	400,085
Morgan Stanley FRS
6.36%, (SOFR+1.02%), 04/13/2028		1,300,000	1,307,462
NatWest Group PLC
4.89%, 05/18/2029		1,100,000	1,060,449
7.47%, 11/10/2026		1,500,000	1,534,489
Santander Holdings USA, Inc.
2.49%, 01/06/2028		400,000	362,455
3.45%, 06/02/2025		700,000	679,516
5.81%, 09/09/2026		1,100,000	1,092,855
Stichting AK Rabobank Certificaten
6.50%, 06/29/2024(1)	EUR	945,450	1,070,686
UBS AG
5.65%, 09/11/2028		200,000	200,918
UBS Group AG
3.75%, 03/26/2025		250,000	245,418
6.33%, 12/22/2027*		300,000	303,727
6.37%, 07/15/2026*		1,700,000	1,706,203
6.44%, 08/11/2028*		750,000	761,441
7.75%, 03/01/2029	EUR	600,000	721,329
UBS Group AG FRS
4.92%, (3 ME+1.00%), 01/16/2026	EUR	200,000	214,246
Wells Fargo & Co.
5.57%, 07/25/2029		500,000	498,403
			25,798,989
Biotechnology — 0.1%
Amgen, Inc.
5.15%, 03/02/2028		400,000	396,448
Illumina, Inc.
2.55%, 03/23/2031		400,000	321,785
			718,233
Computers — 0.0%
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028*		200,000	184,970
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026		1,000,000	923,932
6.10%, 01/15/2027		1,100,000	1,108,579

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Ally Financial, Inc.
6.85%, 01/03/2030	$ 300,000	$ 303,120
American Express Co.
6.34%, 10/30/2026	600,000	604,788
Aviation Capital Group LLC
5.50%, 12/15/2024*	400,000	397,916
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	318,000	280,232
2.88%, 02/15/2025*	400,000	388,871
Brighthouse Holdings LLC
6.50%, 07/27/2037*(1)	500,000	436,500
Cantor Fitzgerald LP
7.20%, 12/12/2028*	300,000	304,428
Lazard Group LLC
4.38%, 03/11/2029	200,000	188,222
LeasePlan Corp NV
2.88%, 10/24/2024*	1,200,000	1,184,307
Nomura Holdings, Inc.
2.33%, 01/22/2027	500,000	456,913
Stifel Financial Corp.
4.00%, 05/15/2030	400,000	358,005
TPG Operating Group II LP
5.88%, 03/05/2034	300,000	292,768
		7,228,581
Electric — 1.6%
AEP Texas, Inc.
5.25%, 05/15/2052	200,000	176,001
AEP Transmission Co. LLC
5.15%, 04/01/2034	400,000	384,910
AES Corp.
5.45%, 06/01/2028	400,000	393,886
Alabama Power Co.
3.70%, 12/01/2047	300,000	219,693
Appalachian Power Co.
4.50%, 08/01/2032	200,000	182,084
5.65%, 04/01/2034	300,000	291,446
Arizona Public Service Co.
2.65%, 09/15/2050	400,000	225,712
Cleveland Electric Illuminating Co.
4.55%, 11/15/2030*	836,000	770,153
DTE Electric Co.
5.20%, 04/01/2033	100,000	98,129
DTE Energy Co.
5.10%, 03/01/2029	100,000	97,627
Duke Energy Progress LLC
4.00%, 04/01/2052	800,000	598,719
Edison International
6.95%, 11/15/2029	400,000	420,027
Enel Finance International NV
4.63%, 06/15/2027*	1,400,000	1,359,447
Entergy Mississippi LLC
2.85%, 06/01/2028	1,900,000	1,729,002
Eversource Energy
5.45%, 03/01/2028	400,000	396,838
Georgia Power Co.
4.70%, 05/15/2032	1,300,000	1,230,636
Liberty Utilities Finance GP 1
2.05%, 09/15/2030*	1,000,000	789,110
Louisville Gas & Electric Co.
5.45%, 04/15/2033	100,000	98,980
Security Description		Shares or Principal Amount	Value

Electric (continued)
Pacific Gas & Electric Co.
3.30%, 12/01/2027		$ 500,000	$ 459,286
3.50%, 06/15/2025		30,000	29,169
4.25%, 03/15/2046		1,300,000	964,167
6.10%, 01/15/2029		1,400,000	1,411,403
Rochester Gas & Electric Corp.
1.85%, 12/01/2030*		960,000	747,692
Southern California Edison Co.
3.90%, 03/15/2043		200,000	152,157
4.00%, 04/01/2047		1,500,000	1,122,649
4.05%, 03/15/2042		200,000	155,281
4.65%, 10/01/2043		480,000	403,494
			14,907,698
Electronics — 0.1%
TD SYNNEX Corp.
1.25%, 08/09/2024		500,000	493,263
Gas — 0.2%
Boston Gas Co.
3.76%, 03/16/2032*		1,100,000	940,790
Southern California Gas Co.
4.13%, 06/01/2048		1,400,000	1,069,931
			2,010,721
Healthcare-Products — 0.0%
Smith & Nephew PLC
5.15%, 03/20/2027		200,000	197,773
Healthcare-Services — 0.4%
Banner Health
1.90%, 01/01/2031		500,000	406,233
Centene Corp.
2.63%, 08/01/2031		600,000	480,084
HCA, Inc.
4.13%, 06/15/2029		300,000	278,753
5.90%, 06/01/2053		700,000	659,474
Humana, Inc.
3.70%, 03/23/2029		1,100,000	1,013,866
Northwell Healthcare, Inc.
3.98%, 11/01/2046		700,000	537,250
			3,375,660
Insurance — 0.4%
Athene Global Funding FRS
4.95%, (3 ME+1.00%), 02/23/2027	EUR	600,000	639,833
Athene Holding, Ltd.
5.88%, 01/15/2034		600,000	584,544
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031		400,000	341,848
GA Global Funding Trust
2.90%, 01/06/2032*		800,000	639,336
Willis North America, Inc.
4.65%, 06/15/2027		1,400,000	1,360,643
			3,566,204
Investment Companies — 0.0%
Antares Holdings LP
6.50%, 02/08/2029*		500,000	486,774
Lodging — 0.1%
Sands China, Ltd.
4.05%, 01/08/2026		400,000	385,018

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Lodging (continued)
Wynn Macau, Ltd.
5.63%, 08/26/2028*	$ 200,000	$ 184,465
		569,483
Machinery-Construction & Mining — 0.1%
Weir Group PLC
2.20%, 05/13/2026*	900,000	832,320
Mining — 0.1%
Glencore Funding LLC
5.70%, 05/08/2033*	300,000	294,570
Northern Star Resources, Ltd.
6.13%, 04/11/2033*	200,000	197,362
		491,932
Oil & Gas — 0.1%
Aker BP ASA
4.00%, 01/15/2031*	200,000	178,258
Pioneer Natural Resources Co.
5.10%, 03/29/2026	100,000	99,266
Woodside Finance, Ltd.
3.65%, 03/05/2025*	10,000	9,799
4.50%, 03/04/2029*	300,000	284,599
		571,922
Packaging & Containers — 0.0%
Berry Global, Inc.
5.50%, 04/15/2028	400,000	395,441
Pharmaceuticals — 0.1%
Bayer US Finance II LLC
4.38%, 12/15/2028*	400,000	372,128
Becton Dickinson & Co.
4.87%, 02/08/2029	200,000	195,329
Bristol-Myers Squibb Co.
5.20%, 02/22/2034	400,000	391,717
		959,174
Pipelines — 0.2%
Cheniere Energy Partners LP
4.00%, 03/01/2031	300,000	267,677
Cheniere Energy, Inc.
5.65%, 04/15/2034*	300,000	293,603
Energy Transfer LP
4.75%, 01/15/2026	40,000	39,374
6.05%, 06/01/2041	1,200,000	1,154,198
		1,754,852
Private Equity — 0.1%
KKR Group Finance Co. XII LLC
4.85%, 05/17/2032*	1,300,000	1,225,178
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
4.50%, 07/30/2029	100,000	95,145
American Tower Corp.
2.10%, 06/15/2030	400,000	326,389
4.00%, 06/01/2025	690,000	677,610
5.80%, 11/15/2028	900,000	905,756
COPT Defense Properties LP
2.75%, 04/15/2031	100,000	80,335
DOC DR LLC
3.95%, 01/15/2028	315,000	298,340
EPR Properties
3.60%, 11/15/2031	200,000	162,358
Security Description		Shares or Principal Amount	Value

REITS (continued)
Goodman US Finance Five LLC
4.63%, 05/04/2032*		$ 100,000	$ 89,581
Goodman US Finance Three LLC
3.70%, 03/15/2028*		1,200,000	1,101,582
Highwoods Realty LP
2.60%, 02/01/2031		100,000	78,140
Sun Communities Operating LP
5.50%, 01/15/2029		200,000	196,544
VICI Properties LP
4.75%, 02/15/2028		1,000,000	960,458
Weyerhaeuser Co.
4.75%, 05/15/2026		400,000	393,785
			5,366,023
Semiconductors — 0.2%
Broadcom, Inc.
3.47%, 04/15/2034*		100,000	82,853
Micron Technology, Inc.
6.75%, 11/01/2029		600,000	630,539
NXP BV/NXP Funding LLC/NXP USA, Inc.
5.00%, 01/15/2033		900,000	853,577
			1,566,969
Software — 0.1%
Oracle Corp.
2.95%, 05/15/2025		700,000	680,765
Telecommunications — 0.2%
AT&T, Inc.
3.85%, 06/01/2060		1,300,000	880,205
T-Mobile USA, Inc.
2.40%, 03/15/2029		700,000	608,582
3.40%, 10/15/2052		700,000	462,491
			1,951,278
Trucking & Leasing — 0.0%
DAE Funding LLC
1.55%, 08/01/2024*		200,000	197,459
Water — 0.0%
Essential Utilities, Inc.
5.38%, 01/15/2034		100,000	96,302
Total Corporate Bonds & Notes (cost $91,420,942)			85,872,256
ASSET BACKED SECURITIES — 3.1%
Auto Loan Receivables — 1.6%
Avis Budget Rental Car Funding AESOP LLC
Series 2023-3A, Class A 5.44%, 02/22/2028*		1,900,000	1,886,711
Series 2023-5A, Class A 5.78%, 04/20/2028*		800,000	799,693
BMW Canada Auto Trust
Series 2023-1A, Class A1 5.43%, 01/20/2026*	CAD	387,340	281,297
Citizens Auto Receivables Trust
Series 2023-1, Class A4 5.78%, 10/15/2030*		1,900,000	1,909,169
Enterprise Fleet Financing LLC
Series 2024-2, Class A2 5.74%, 12/20/2026*		1,200,000	1,199,045
Exeter Automobile Receivables Trust
Series 2023-3A, Class A2 6.11%, 09/15/2025		507,830	507,987

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Ford Auto Securitization Trust
Series 2024-AA, Class A3 4.97%, 03/15/2030*	CAD	600,000	$ 434,359
Ford Auto Securitization Trust II Asset-Backed Notes
Series 2023-B, Class A1 5.89%, 05/15/2026*	CAD	567,605	412,890
Ford Credit Auto Owner Trust FRS
Series 2023-A, Class A2B 6.05%, (SOFR30A+0.72%), 03/15/2026		$ 925,677	926,953
GM Financial Automobile Leasing Trust
Series 2023-2, Class A2A 5.44%, 10/20/2025		729,327	728,719
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A2A 5.10%, 05/18/2026		390,758	390,011
GM Financial Revolving Receivables Trust
Series 2023-1, Class A 5.12%, 04/11/2035*		1,200,000	1,187,144
Honda Auto Receivables Owner Trust
Series 2023-2, Class A3 4.93%, 11/15/2027		1,000,000	991,320
Santander Drive Auto Receivables Trust
Series 2023-2, Class A2 5.87%, 03/16/2026		269,659	269,775
Tesla Auto Lease Trust
Series 2023-B, Class A2 6.02%, 09/22/2025*		1,612,140	1,614,860
Veros Auto Receivables Trust
Series 2023-1, Class A 7.12%, 11/15/2028*		362,665	363,879
Westlake Automobile Receivables Trust FRS
Series 2023-3A, Class A2B 6.00%, (SOFR30A+0.67%), 10/15/2026*		860,457	860,962
			14,764,774
Home Equity — 0.2%
JPMorgan Mtg. Acquisition Trust FRS
Series 2006-WMC2, Class A1 5.70%, (TSFR1M+0.38%), 07/25/2036		236,101	199,303
Mastr Asset Backed Securities Trust FRS
Series 2004-WMC3, Class M1 6.26%, (TSFR1M+0.94%), 10/25/2034		389,184	368,580
Merrill Lynch Mtg. Investors Trust FRS
Series 2005-NC1, Class M1 6.15%, (TSFR1M+0.83%), 10/25/2035		1,945,179	1,893,509
Morgan Stanley ABS Capital I, Inc. Trust FRS
Series 2005-NC2, Class M4 6.35%, (TSFR1M+1.03%), 03/25/2035		25,354	25,217
			2,486,609
Other Asset Backed Securities — 1.3%
Birch Grove CLO, Ltd. FRS
Series 2024-19A, Class A1RR 6.91%, (TSFR3M+1.59%), 07/17/2037*		1,100,000	1,100,590
Countrywide Asset-Backed Certs. FRS
Series 2006-26, Class 1A 5.57%, (TSFR1M+0.25%), 06/25/2037		137,465	125,671
Series 2007-1, Class 2A3 5.57%, (TSFR1M+0.25%), 07/25/2037		25,517	25,082
Series 2007-10, Class 2A4 5.68%, (TSFR1M+0.36%), 06/25/2047		486,604	462,536
Security Description		Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2006-12, Class 1A 5.69%, (TSFR1M+0.37%), 12/25/2036		$ 863,544	$ 767,696
Series 2005-3, Class MV7 7.38%, (TSFR1M+2.06%), 08/25/2035		1,100,000	974,162
DLLMT LLC
Series 2023-1A, Class A2 5.78%, 11/20/2025*		403,510	403,483
Elevation CLO, Ltd. FRS
Series 2014-2A, Class A1R 6.82%, (TSFR3M+1.49%), 10/15/2029*		8,788	8,788
Fremont Home Loan Trust FRS
Series 2005-1, Class M5 6.50%, (TSFR1M+1.18%), 06/25/2035		444,218	422,794
Golub Capital Partners Static, Ltd. FRS
Series 2024-1A, Class A1 6.56%, (TSFR3M+1.23%), 04/20/2033*		1,200,000	1,200,209
LCM 30, Ltd. FRS
Series 2021-30A, Class AR 6.67%, (TSFR3M+1.34%), 04/20/2031*		1,600,000	1,600,000
Louisiana Local Government Environmental Facilities & Community Development Authority
Series 2022-ELL, Class A3 4.28%, 02/01/2036		1,200,000	1,108,801
Marble Point CLO X, Ltd. FRS
Series 2017-1A, Class AR 6.63%, (TSFR3M+1.30%), 10/15/2030*		256,753	256,787
MidOcean Credit CLO II FRS
Series 2013-2A, Class ARR 6.62%, (TSFR3M+1.29%), 01/29/2030*		4,960	4,961
Octagon Loan Funding, Ltd. FRS
Series 2014-1A, Class ARR 6.76%, (TSFR3M+1.44%), 11/18/2031*		300,000	300,107
Octane Receivables Trust
Series 2023-3A, Class A2 6.44%, 03/20/2029*		1,682,622	1,691,870
PHEAA Student Loan Trust FRS
Series 2016-2A, Class A 6.39%, (SOFR30A+1.06%), 11/25/2065*		193,805	193,288
Romark CLO, Ltd. FRS
Series 2017-1A, Class A1R 6.62%, (TSFR3M+1.29%), 10/23/2030*		666,456	666,629
SMB Private Education Loan Trust FRS
Series 2016-B, Class A2B 6.89%, (TSFR1M+1.56%), 02/17/2032*		119,715	119,968
Start II, Ltd.
Series 2019-1, Class A 4.09%, 03/15/2044*		253,937	237,441
			11,670,863
Total Asset Backed Securities (cost $29,215,053)			28,922,246
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.5%
Commercial and Residential — 3.6%
280 Park Avenue Mtg. Trust FRS
Series 2017-280P, Class A 6.50%, (TSFR1M+1.18%), 09/15/2034*		1,900,000	1,820,437
ALBA PLC FRS
Series 2005-1, Class A3 5.54%, (SONIA+0.31%), 11/25/2042	GBP	226,635	278,737
Alternative Loan Trust
Series 2005-J11, Class 1A15 5.50%, 11/25/2035		107,127	59,435

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2005-65CB, Class 2A6 6.00%, 12/25/2035		$ 138,600	$ 97,859
Series 2007-J1, Class 2A4 6.00%, 03/25/2037		626,648	223,531
Alternative Loan Trust FRS
Series 2006-OA3, Class 2A1 5.85%, (TSFR1M+0.53%), 05/25/2036		2,291,112	1,994,478
American Home Mtg. Assets Trust FRS
Series 2006-3, Class 3A11 5.55%, (TSFR1M+0.23%), 10/25/2046		9,889	8,392
Angel Oak Mtg. Trust VRS
Series 2020-4, Class A1 1.47%, 06/25/2065*(2)		134,101	124,027
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 6.78%, (SOFR30A+1.45%), 01/15/2037*		1,100,000	1,093,130
Banco La Hipotecaria SA
Series 2016-1A, Class A 3.36%, 01/15/2046*(3)		722,813	656,474
BDS LLC FRS
Series 2022-FL11, Class ATS 7.12%, (TSFR1M+1.80%), 03/19/2039*		1,000,000	996,645
Bruegel DAC FRS
Series 2021-1A, Class A 4.74%, (3 ME+0.80%), 05/22/2031*	EUR	1,836,152	1,890,953
BX Trust FRS
Series 2018-GW, Class A 6.42%, (TSFR1M+1.10%), 05/15/2035*		580,000	577,825
ChaseFlex Trust FRS
Series 2007-2, Class A1 5.99%, (TSFR1M+0.67%), 05/25/2037		386,377	358,023
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.94%, 04/10/2033*(2)		1,100,000	1,001,964
Credit Suisse Commercial Mtg. FRS
Series 2021-SOP2, Class A 6.40%, (TSFR1M+1.08%), 06/15/2034*		799,160	751,210
CSMC Trust VRS
Series 2018-RPL9, Class A 3.85%, 09/25/2057*(2)		967,161	899,088
Series 2020-RPL5, Class A1 4.68%, 08/25/2060*(2)		214,412	212,012
DBUBS Mtg. Trust
Series 2017-BRBK, Class A 3.45%, 10/10/2034*		1,200,000	1,117,113
Eurosail PLC FRS
Series 2007-3A, Class A3C 6.30%, (SONIA+1.07%), 06/13/2045*	GBP	177,106	220,837
Series 2007-3X, Class A3A 6.30%, (SONIA+1.07%), 06/13/2045	GBP	157,014	195,461
Series 2007-3X, Class A3C 6.30%, (SONIA+1.07%), 06/13/2045	GBP	209,307	260,989
FORT CRE Issuer LLC FRS
Series 2022-FL3, Class A 7.18%, (SOFR30A+1.85%), 02/23/2039*		991,136	975,318
HarborView Mtg. Loan Trust FRS
Series 2006-12, Class 2A2A 5.81%, (TSFR1M+0.49%), 01/19/2038		11,307	9,736
HarborView Mtg. Loan Trust VRS
Series 2005-4, Class 3A1 4.31%, 07/19/2035(2)		95,381	70,025
Security Description		Shares or Principal Amount	Value

Commercial and Residential (continued)
HERA Commercial Mtg., Ltd. FRS
Series 2021-FL1, Class A 6.48%, (TSFR1M+1.16%), 02/18/2038*		$ 890,569	$ 881,438
HGI CRE CLO, Ltd. FRS
Series 2022-FL3, Class A 7.03%, (SOFR30A+1.70%), 04/20/2037*		250,000	249,543
HPLY Trust FRS
Series 2019-HIT, Class A 6.44%, (TSFR1M+1.11%), 11/15/2036*		314,405	313,422
Independence Plaza Trust
Series 2018-INDP, Class A 3.76%, 07/10/2035*		1,600,000	1,523,795
IndyMac INDX Mtg. Loan Trust FRS
Series 2005-AR12, Class 1A1 5.95%, (TSFR1M+0.63%), 07/25/2035		207,416	134,823
KREF, Ltd. FRS
Series 2022-FL3, Class A 6.77%, (TSFR1M+1.45%), 02/17/2039*		400,000	398,262
LFT CRE, Ltd. FRS
Series 2021-FL1, Class A 6.61%, (TSFR1M+1.28%), 06/15/2039*		929,164	921,510
LoanCore Issuer, Ltd. FRS
Series 2021-CRE5, Class A 6.74%, (TSFR1M+1.41%), 07/15/2036*		328,525	327,618
Ludgate Funding PLC FRS
Series 2006-1X, Class A2A 5.54%, (SONIA+0.31%), 12/01/2060	GBP	393,097	479,864
Series 2008-W1X, Class A1 5.95%, (SONIA+0.72%), 01/01/2061	GBP	558,604	685,467
Mill City Mtg. Loan Trust VRS
Series 2019-GS2, Class A1 2.75%, 08/25/2059*(2)		419,539	394,051
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4 3.37%, 10/15/2048		1,800,000	1,749,767
MortgageIT Trust FRS
Series 2005-2, Class 1A1 5.95%, (TSFR1M+0.63%), 05/25/2035		9,032	8,757
Natixis Commercial Mtg. Securities Trust
Series 2019-10K, Class A 3.62%, 05/15/2039*		1,600,000	1,430,260
Series 2019-LVL, Class A 3.89%, 08/15/2038*		800,000	713,787
New Residential Mtg. Loan Trust VRS
Series 2019-RPL3, Class A1 2.75%, 07/25/2059*(2)		671,863	625,856
Series 2020-RPL1, Class A1 2.75%, 11/25/2059*(2)		336,001	309,827
Series 2018-3A, Class A1 4.50%, 05/25/2058*(2)		406,528	384,163
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class A 6.53%, (TSFR1M+1.21%), 11/15/2038*		900,000	859,500
PRET Trust VRS
Series 2024-RPL1, Class A1 3.90%, 10/25/2063*(2)		781,595	719,774
TBW Mtg.-Backed Trust
Series 2006-3, Class 1A 6.00%, 07/25/2036		639,702	259,242
Uropa Securities PLC FRS
Series 2007-1, Class A3A 5.55%, (SONIA+0.32%), 10/10/2040	GBP	162,381	197,166

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
VASA Trust FRS
Series 2021-VASA, Class A 6.34%, (TSFR1M+1.01%), 07/15/2039*	$ 500,000	$ 460,673
VMC Finance LLC FRS
Series 2022-FL5, Class A 7.23%, (SOFR30A+1.90%), 02/18/2039*	793,224	784,806
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR19, Class A1A1 5.97%, (TSFR1M+0.65%), 12/25/2045	148,668	144,265
Series 2006-AR9, Class 2A 6.14%, (12 MTA+1.05%), 08/25/2046	831,305	671,757
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	2,100,000	1,516,646
		33,039,738
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series W5FX, Class AFX 3.34%, 04/25/2028(2)	2,700,000	2,498,159
Federal Home Loan Mtg. Corp. REMIC
Series 4745, Class CZ 3.50%, 01/15/2048	1,247,753	1,049,714
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4790, Class F 5.63%, (SOFR30A+0.30%), 10/15/2043	377,379	367,438
Series 4579, Class FD 5.78%, (SOFR30A+0.46%), 01/15/2038	354,445	353,162
Federal Home Loan Mtg. Corp. REMIC VRS
Series 4579, Class SD 0.17%, 01/15/2038(2)(4)	354,445	19,102
Federal Home Loan Mtg. Corp. STRIPS FRS
Series 2013-314, Class S2 0.45%, (5.78%-SOFR30A), 09/15/2043(4)(5)	636,276	45,098
Federal National Mtg. Assoc. REMIC
Series 2013-17, Class TI 3.00%, 03/25/2028(4)	217,349	8,256
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 5.79%, (SOFR30A+0.46%), 10/25/2040	148,613	147,944
Series 2007-85, Class FL 5.98%, (SOFR30A+0.65%), 09/25/2037	841,145	833,441
Series 2012-21, Class FQ 5.99%, (SOFR30A+0.66%), 02/25/2041	90,903	90,812
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 6.09%, (TSFR1M+0.76%), 12/20/2063	80,618	80,655
Series 2016-H11, Class F 6.24%, (TSFR1M+0.91%), 05/20/2066	1,084,356	1,081,095
Series 2016-H14, Class FA 6.24%, (TSFR1M+0.91%), 06/20/2066	585,827	584,344
Series 2016-H17, Class FC 6.27%, (TSFR1M+0.94%), 08/20/2066	1,525,020	1,521,101
		8,680,321
Total Collateralized Mortgage Obligations (cost $45,165,404)		41,720,059
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 43.0%
U.S. Government — 20.2%
United States Treasury Bonds
1.13%, 05/15/2040	2,120,000	1,248,233
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.38%, 11/15/2040	$ 17,090,000	$ 10,356,807
1.75%, 08/15/2041	9,500,000	6,032,129
1.88%, 02/15/2041	10,100,000	6,637,988
2.00%, 11/15/2041	9,100,000	6,011,688
2.25%, 05/15/2041(6)(7)	3,100,000	2,160,313
2.75%, 11/15/2047	100,000	69,922
2.88%, 11/15/2046	290,000	209,763
3.25%, 05/15/2042	4,400,000	3,534,266
3.38%, 08/15/2042	4,800,000	3,915,938
3.63%, 08/15/2043	2,800,000	2,348,828
3.88%, 05/15/2043	5,700,000	4,970,801
4.00%, 11/15/2042	6,000,000	5,345,859
4.38%, 05/15/2041 to 08/15/2043	8,600,000	8,098,410
4.50%, 02/15/2044	800,000	759,500
4.75%, 02/15/2041 to 11/15/2043	11,470,000	11,274,920
United States Treasury Notes
1.25%, 04/30/2028 to 09/30/2028	8,400,000	7,281,258
2.88%, 08/15/2028	4,300,000	3,986,234
3.50%, 04/30/2028	7,300,000	6,959,238
3.63%, 03/31/2030	600,000	566,320
3.75%, 05/31/2030 to 06/30/2030	2,000,000	1,897,070
4.00%, 06/30/2028 to 02/15/2034	34,900,000	33,127,548
4.13%, 07/31/2028 to 08/31/2030	4,400,000	4,284,457
4.25%, 02/28/2029	16,500,000	16,163,555
4.38%, 11/30/2030	1,700,000	1,667,527
4.63%, 09/30/2028 to 09/30/2030	8,100,000	8,054,621
4.88%, 10/31/2028 to 10/31/2030	5,000,000	5,026,195
United States Treasury Notes TIPS
0.13%, 01/15/2032(6)(8)	4,141,262	3,520,842
0.63%, 07/15/2032(8)	5,339,250	4,704,689
1.13%, 01/15/2033(8)	5,791,184	5,266,459
1.25%, 04/15/2028(8)	1,965,322	1,881,760
1.75%, 01/15/2034(8)	7,670,984	7,320,046
2.38%, 10/15/2028(8)	610,560	614,033
		185,297,217
U.S. Government Agency — 22.8%
Federal Home Loan Mtg. Corp.
1.50%, 04/01/2037	4,774,028	4,018,348
4.00%, 04/01/2048 to 01/01/2050	617,282	558,489
4.50%, 08/01/2048 to 08/01/2053	42,947,138	39,602,175
5.00%, 05/01/2053 to 06/01/2053	7,953,095	7,539,952
5.50%, 08/01/2053	933,748	908,149
6.00%, 01/01/2053 to 01/01/2054	4,009,351	3,973,573
Federal National Mtg. Assoc.
1.50%, 03/01/2037 to 06/01/2037	4,275,583	3,596,524
3.79%, 01/01/2029	1,800,000	1,696,575
4.00%, 07/01/2045 to 09/01/2050	25,419,760	22,953,959
6.00%, 01/01/2053 to 08/01/2053	11,069,036	10,981,216
Government National Mtg. Assoc.
3.00%, May 30 TBA	7,700,000	6,549,530
4.00%, May 30 TBA	4,300,000	3,896,324
Tennessee Valley Authority
3.88%, 03/15/2028	1,900,000	1,840,300
Uniform Mtg. Backed Securities
2.00%, June 30 TBA	7,100,000	5,364,170
2.50%, May 30 TBA	19,700,000	15,583,802
3.00%, May 30 TBA	37,900,000	31,289,795
3.00%, June 30 TBA	7,900,000	6,526,776
4.00%, June 30 TBA	2,000,000	1,789,275
4.50%, May 30 TBA	2,400,000	2,211,394
4.50%, June 30 TBA	10,100,000	9,309,440
5.00%, June 30 TBA	13,000,000	12,317,092

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
5.50%, June 30 TBA		$ 15,300,000	$ 14,847,637
6.50%, June 30 TBA		1,900,000	1,913,140
			209,267,635
Total U.S. Government & Agency Obligations (cost $419,580,977)			394,564,852
FOREIGN GOVERNMENT OBLIGATIONS — 1.5%
Banks — 0.1%
Cassa Depositi e Prestiti SpA
5.75%, 05/05/2026*		400,000	394,757
Sovereign — 1.4%
Dominican Republic
4.88%, 09/23/2032*		1,200,000	1,049,999
Federal Republic of Brazil
Zero Coupon, 07/01/2024	BRL	30,600,000	5,793,056
Government of Romania
2.13%, 03/07/2028*	EUR	600,000	585,893
2.63%, 12/02/2040*	EUR	400,000	278,591
3.75%, 02/07/2034*	EUR	860,000	787,400
Republic of Panama
6.88%, 01/31/2036		300,000	282,316
Republic of Peru
3.30%, 03/11/2041		200,000	141,330
6.15%, 08/12/2032*	PEN	700,000	175,451
Republic of Poland
4.63%, 03/18/2029		100,000	97,089
4.88%, 10/04/2033		400,000	381,003
5.13%, 09/18/2034		200,000	191,910
Republic of Turkey
5.88%, 05/21/2030	EUR	100,000	106,853
7.63%, 05/15/2034		400,000	394,900
State of Israel
5.38%, 03/12/2029		700,000	685,125
United Mexican States
4.00%, 08/24/2034	MXN	4,878,302	253,168
6.34%, 05/04/2053		500,000	465,116
United Mexican States TIPS
2.75%, 11/27/2031(8)	MXN	21,789,748	1,059,828
3.00%, 12/03/2026(8)	MXN	1,300,880	69,178
4.00%, 11/30/2028(8)	MXN	6,748,318	365,408
			13,163,614
Total Foreign Government Obligations (cost $14,715,376)			13,558,371
MUNICIPAL SECURITIES — 0.2%
Kansas Development Finance Authority Revenue Bonds
5.50%, 05/01/2034		400,000	403,784
Sales Tax Securitization Corp. Revenue Bonds
3.24%, 01/01/2042		1,300,000	1,003,296
Texas Natural Gas Securitization Finance Corp. Series 2023-1, Class A1
5.10%, 04/01/2035		291,012	287,936
Total Municipal Securities (cost $2,070,520)			1,695,016
Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.2%
Purchased Options - Puts — 0.2%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $3,325.00)	180	$ 257,400
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $3,800.00)	180	459,000
Exchange - traded put option on the S&P 500 Index (Expiration Date: 12/20/2024; Strike Price: $4,275.00)	180	910,800
Total Purchased Options (cost $3,926,931)		1,627,200
Total Long-Term Investment Securities (cost $606,095,203)		567,960,000
SHORT-TERM INVESTMENTS — 7.8%
Commercial Paper — 7.8%
Alimentation Couche-Tard, Inc.
5.53%, 05/21/2024*	$ 850,000	847,243
5.54%, 05/13/2024*	1,650,000	1,646,707
5.54%, 06/04/2024*	1,000,000	994,768
Amcor Flexibles North America, Inc.
5.52%, 05/24/2024*	1,000,000	996,237
5.52%, 05/29/2024*	1,100,000	1,094,980
5.54%, 05/20/2024*	1,000,000	996,874
American Electric Power Co., Inc.
5.54%, 05/17/2024*	1,100,000	1,097,148
5.54%, 05/24/2024*	1,300,000	1,295,204
5.54%, 05/28/2024*	1,400,000	1,393,948
AT&T, Inc.
5.60%, 06/25/2024*	2,100,000	2,082,079
5.60%, 06/26/2024*	1,600,000	1,586,100
5.60%, 06/27/2024*	1,500,000	1,486,737
Campbell Soup Co. 5.55%, 06/03/2024*	850,000	845,676
Carrier Global Corp. 5.60%, 05/06/2024	750,000	749,286
Constellation Brands, Inc.
5.57%, 05/03/2024*	750,000	749,643
5.63%, 05/07/2024*	750,000	749,164
5.63%, 05/10/2024*	750,000	748,803
Constellation Energy Generation LLC 5.52%, 05/13/2024*	1,300,000	1,297,158
Crown Castle, Inc.
5.81%, 05/14/2024*	1,800,000	1,795,958
5.82%, 05/23/2024*	1,700,000	1,693,694
Dominion Resources, Inc.
5.55%, 06/03/2024	750,000	746,093
5.56%, 05/20/2024	1,000,000	996,951
5.58%, 05/13/2024	1,300,000	1,297,443
Duke Energy Corp. 5.50%, 05/06/2024*	1,900,000	1,898,281
Enbridge, Inc. 5.51%, 05/01/2024*	2,715,000	2,714,584
Entergy Corp.
5.55%, 07/24/2024*	600,000	592,258
5.60%, 05/21/2024*	1,100,000	1,096,455
5.60%, 07/02/2024*	1,300,000	1,287,517
Equifax, Inc. 5.52%, 05/09/2024*	750,000	748,980
Eversource Energy 5.56%, 05/02/2024*	2,000,000	1,999,398

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Commercial Paper (continued)
Intercontinental Exchange, Inc.
5.50%, 05/09/2024*	$ 850,000	$ 848,961
5.50%, 05/15/2024*	850,000	848,182
5.50%, 05/20/2024*	850,000	847,533
5.52%, 05/06/2024*	750,000	749,425
Keurig Dr Pepper, Inc. 5.54%, 05/20/2024*	2,200,000	2,193,294
L3Harris Technologies, Inc.
5.57%, 05/15/2024*	900,000	897,951
5.57%, 05/16/2024*	2,000,000	1,995,138
Medtronic Global Holdings
5.50%, 05/02/2024*	2,400,000	2,399,278
5.50%, 05/20/2024*	900,000	897,279
Microchip Technology, Inc.
5.50%, 05/31/2024*	1,900,000	1,890,819
5.52%, 05/21/2024*	850,000	847,222
Nextera Energy Capital Holdings, Inc.
5.57%, 06/26/2024*	2,400,000	2,378,766
5.60%, 06/05/2024*	600,000	596,656
Penske Truck Leasing Co. LP/PTL Finance Corp. 5.50%, 05/10/2024	1,700,000	1,697,385
Phillips 66 5.53%, 05/01/2024*	2,550,000	2,549,614
Southern California Edison Co.
5.56%, 05/01/2024*	1,600,000	1,599,750
5.56%, 05/03/2024*	1,100,000	1,099,485
Southern Co.
5.55%, 05/20/2024*	1,300,000	1,296,021
5.55%, 05/29/2024*	1,300,000	1,294,173
Verizon Communication, Inc.
5.50%, 05/20/2024*	750,000	747,705
5.51%, 05/28/2024*	1,500,000	1,493,516
5.51%, 06/05/2024*	800,000	795,541
VW Credit Leasing, Inc.
5.54%, 06/05/2024*	1,000,000	994,426
5.55%, 06/05/2024*	1,000,000	994,426
5.55%, 06/10/2024*	1,000,000	993,648
Waste Management, Inc. 5.52%, 06/25/2024*	1,685,000	1,670,437
Total Short-Term Investments (cost $72,151,717)		72,141,998
REPURCHASE AGREEMENTS — 92.4%
Agreement with Bank of America LLC, bearing interest at 5.41% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $2,900,436 and collateralized by $4,595,000 of United States Treasury Bonds, bearing interest at 1.75% due 08/15/2041 and having an approximate value of $2,936,002	2,900,000	2,900,000
Agreement with Bank of America LLC, bearing interest at 5.34% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $220,232,663 and collateralized by $254,150,000 of United States Treasury Bonds, bearing interest at 3.88% due 02/15/2043 and having an approximate value of $224,176,643	220,200,000	220,200,000
Security Description	Shares or Principal Amount	Value

Agreement with Bank of America LLC, bearing interest at 5.38% dated 04/30/2024, to be repurchased 05/02/2024 in the amount of $220,232,908 and collateralized by $339,668,000 of United States Treasury Bonds, bearing interest at 1.88% due 02/15/2041 and having an approximate value of $224,339,372	$220,200,000	$ 220,200,000
Agreement with JPMorgan Chase, bearing interest at 5.41% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $86,012,924 and collateralized by $4,376,000 of United States Treasury Bonds, bearing interest at 2.00% due 08/15/2051 and by $49,195,000 of United States Treasury Bonds, bearing interest at 3.63% due 05/15/2053 and by $46,772,409 of United States Treasury Inflation Indexed Notes, bearing interest at 0.50% due 01/15/2028 and having an approximate combined value of $87,351,029	86,000,000	86,000,000
Agreement with JPMorgan Chase, bearing interest at 5.38% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $136,220,354 and collateralized by $136,475,000 of United States Treasury Bonds, bearing interest at 4.75% due 11/15/2053 and having an approximate value of $138,823,710	136,200,000	136,200,000
Agreement with JPMorgan Chase, bearing interest at 5.39% dated 04/30/2024, to be repurchased 05/02/2024 in the amount of $170,325,498 and collateralized by $36,212,575 of United States Treasury Inflation Indexed Notes, bearing interest at 0.50% due 01/15/2028 and by $242,077,000 of United States Treasury Bonds, bearing interest at 2.00% due 08/15/2051 and having an approximate combined value of $173,690,702	170,300,000	170,300,000
Agreement with Toronto-Dominion Bank, bearing interest at 5.38% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $12,001,793 and collateralized by $20,640,000 of United States Treasury Bonds, bearing interest at 1.13% due 05/15/2040 and having an approximate value of $12,266,863	12,000,000	12,000,000
Total Repurchase Agreements (cost $847,800,000)		847,800,000
TOTAL INVESTMENTS (cost $1,526,046,920)	162.1%	1,487,901,998
Reverse Repurchase Agreements(9)	(8.9%)	(81,890,550)
Other assets less liabilities	(53.2)	(488,257,778)
NET ASSETS	100.0%	$917,753,670
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO VCP Tactical Balanced Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $136,853,653 representing 14.9% of net assets.
†	Non-income producing security
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(3)	Securities classified as Level 3 (see Note 1).
(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2024.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	Principal amount of security is adjusted for inflation.
(9)	Reverse Repurchase Agreements:
Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Amount Borrowed	Amount Payable
Bank of America	5.41%	4/19/2024	5/6/2024	$(1,729,000)	$(1,732,118)
Bank of America	5.41%	4/17/2024	5/8/2024	(2,759,000)	(2,764,805)
Bank of America	5.41%	4/9/2024	5/15/2024	(3,528,000)	(3,539,664)
Bank of America	5.42%	4/11/2024	5/2/2024	(9,033,375)	(9,038,567)
Bank of America	5.42%	4/23/2024	5/7/2024	(1,299,000)	(1,299,754)
Bank of America	5.42%	4/24/2024	5/8/2024	(10,765,925)	(10,767,402)
Bank of America	5.43%	4/25/2024	5/2/2024	(2,603,250)	(2,605,606)
J.P. Morgan Chase	5.18%	4/25/2024	5/2/2024	(766,000)	(766,661)
J.P. Morgan Chase	5.38%	4/23/2024	5/7/2024	(16,314,375)	(16,333,880)
J.P. Morgan Chase	5.38%	4/24/2024	5/8/2024	(1,826,375)	(1,828,286)
J.P. Morgan Chase	5.38%	4/25/2024	5/9/2024	(28,113,750)	(28,138,959)
Royal Bank of Scotland	5.39%	4/10/2024	5/1/2024	(624,000)	(625,962)
Royal Bank of Scotland	5.40%	4/18/2024	5/2/2024	(2,528,500)	(2,533,430)
				$(81,890,550)	$(81,975,094)
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor
CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
BRL—Brazilian Real
CAD—Canadian Dollar
EUR—Euro Currency
GBP—British Pound
MXN—Mexican Peso
PEN—Peruvian Sol
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	4,200,000	USD	Fixed 1.750%	12-Month SOFR	Annual	Annual	Dec 2051	$(163,121)	$1,748,623	$1,585,502
Centrally Cleared	400,000	USD	12-Month SOFR	Fixed 3.340%	Annual	Annual	Feb 2030	—	(22,065)	(22,065)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Jul 2033	—	(8,584)	(8,584)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.370	Annual	Annual	Jul 2053	—	(22,712)	(22,712)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.900	Annual	Annual	Aug 2033	—	(6,392)	(6,392)
Centrally Cleared	1,100,000	USD	12-Month SOFR	Fixed 3.950	Annual	Annual	Sep 2033	—	(31,064)	(31,064)
Centrally Cleared	900,000	USD	12-Month SOFR	Fixed 4.165	Annual	Annual	Sep 2033	—	(10,697)	(10,697)
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.150	Annual	Annual	Oct 2033	—	(13,043)	(13,043)
Centrally Cleared	15,200,000	AUD	6-Month BBSW	Fixed 4.750	Semiannual	Semiannual	Dec 2033	(187,557)	117,221	(70,336)
Centrally Cleared	800,000	CAD	6-Month CORRA	Fixed 1.220	Semiannual	Semiannual	Mar 2025	(16,447)	(197)	(16,644)
Centrally Cleared	3,400,000	CAD	6-Month CORRA	Fixed 1.235	Semiannual	Semiannual	Mar 2025	(69,795)	(853)	(70,648)
Centrally Cleared	1,200,000	USD	12-Month SOFR	Fixed 3.710	Annual	Annual	Mar 2034	—	(57,360)	(57,360)
Centrally Cleared	200,000	USD	12-Month SOFR	Fixed 3.555	Annual	Annual	Mar 2054	—	(16,239)	(16,239)
Centrally Cleared	8,100,000	EUR	6-Month EURIBOR	Fixed 2.750	Annual	Annual	Sep 2034	133,731	(184,909)	(51,178)
Centrally Cleared	6,800,000	GBP	12-Month SONIA	Fixed 4.000	Annual	Annual	Sep 2029	130,109	(175,203)	(45,094)
Centrally Cleared	1,100,000	BRL	Less than 1-Month BRCDI	Fixed 9.842	Maturity	Maturity	Jan 2027	—	(6,060)	(6,060)
Centrally Cleared	42,400,000	BRL	Less than 1-Month BRCDI	Fixed 9.832	Maturity	Maturity	Jan 2027	—	(235,113)	(235,113)
Centrally Cleared	46,500,000	BRL	Less than 1-Month BRCDI	Fixed 9.815	Maturity	Maturity	Jan 2027	—	(261,872)	(261,872)
Centrally Cleared	3,200,000	USD	Fixed 2.000	3-Month SOFR	Semiannual	Quarterly	Dec 2051	(100,514)	1,320,940	1,220,426
Centrally Cleared	4,200,000	USD	Fixed 1.441	3-Month SOFR	Semiannual	Quarterly	Jul 2031	(587)	821,797	821,210
Centrally Cleared	1,100,000	CAD	Fixed 3.750	6-Month CORRA	Semiannual	Semiannual	Dec 2033	—	4,668	4,668
Centrally Cleared	5,100,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2032	(40,624)	119,135	78,511
Centrally Cleared	8,600,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2029	13,316	246,196	259,512
Centrally Cleared	4,200,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2034	21,776	158,658	180,434
Centrally Cleared	2,800,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2054	(827)	244,780	243,953
Centrally Cleared	8,100,000	USD	Fixed 3.604	12-Month SOFR	Annual	Annual	Aug 2033	—	437,142	437,142
Centrally Cleared	10,600,000	USD	Fixed 3.608	12-Month SOFR	Annual	Annual	Aug 2033	—	568,518	568,518
Centrally Cleared	2,800,000	USD	Fixed 3.619	12-Month SOFR	Annual	Annual	Aug 2033	—	147,895	147,895
Centrally Cleared	1,300,000	USD	Fixed 3.600	12-Month SOFR	Annual	Annual	Jan 2034	—	72,935	72,935
Centrally Cleared	2,100,000	USD	Fixed 3.609	12-Month SOFR	Annual	Annual	Aug 2033	—	112,429	112,429
Centrally Cleared	3,300,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2054	(131,231)	136,182	4,951
Centrally Cleared	6,400,000	USD	Fixed 3.722	12-Month SOFR	Annual	Annual	Nov 2033	—	281,969	281,969
Centrally Cleared	1,700,000	USD	12-Month SOFR	Fixed 4.090	Annual	Annual	Apr 2034	—	(29,932)	(29,932)

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 4.078%	Annual	Annual	Apr 2034	$ —	$ (18,576)	$ (18,576)
Centrally Cleared	800,000	EUR	6-Month EURIBOR	Fixed 2.780	Annual	Annual	May 2029	—	(7,471)	(7,471)
								$(411,771)	$5,430,746	$5,018,975
Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 42	53.52	800,000	USD	800,000	1.000%	Quarterly	Jun 2029	$17,190	$(421)	$16,769
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Written Options on futures
Counterparty (OTC)/Exchange-Traded	Name of Issuer	Strike price	Expiration date	Number of contracts	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Morgan Stanley & Co., Inc.	Call option on 10 Year U.S. Treasury Note Futures	112.00	5/24/2024	4	$—	$1,120	$ 94	$ 1,026
Puts
Morgan Stanley & Co., Inc.	Put option on 10 Year U.S. Treasury Note Futures	108.00	5/24/2024	4	—	1,370	4,344	(2,974)
						$2,490	$4,438	$(1,948)
Written Options on Interest Rate Swaps
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.73% versus USD_SOFR maturing 05/01/2024	3.73	5/1/2024	$100,000	$270	$ -	$ 270
Citibank, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.55% versus EUR_LIBOR-BBA maturing 05/02/2024	2.55	5/2/2024	1,000,000	1,531	-	1,531
Morgan Stanley & Co., Inc.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.48% versus EUR_LIBOR-BBA maturing 05/07/2024	2.48	5/7/2024	400,000	1,235	4	1,231
Bank of America, N.A.	Call option to enter into an interest rate swap for the right to receive a fixed rate of 3.93% versus USD_SOFR maturing 05/10/2024	3.93	5/10/2024	2,100,000	7,350	504	6,846
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.52% versus EUR_LIBOR-BBA maturing 05/15/2024	2.52	5/15/2024	1,100,000	3,390	308	3,082

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Written Options on Interest Rate Swaps — (continued)
Counterparty (OTC)/Exchange-Traded	Issue	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Call option to enter into an interest rate swap for the right to receive a fixed rate of 4.01% versus USD_SOFR maturing 05/15/2024	4.01	5/15/2024	$1,100,000	$5,225	$ 1,020	$ 4,205
Goldman Sachs & Co. LLC	Call option to enter into an interest rate swap for the right to receive a fixed rate of 4.10% versus USD_SOFR maturing 05/30/2024	4.10	5/30/2024	700,000	2,660	2,660	—
					$21,661	$4,496	$17,165
Puts
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.13% versus USD_SOFR maturing 05/01/2024	4.13	5/1/2024	100,000	270	1,430	(1,160)
Citibank, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.83% versus EUR_LIBOR-BBA maturing 05/02/2024	2.83	5/2/2024	1,000,000	1,531	6,799	(5,268)
Morgan Stanley & Co., Inc.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.78% versus EUR_LIBOR-BBA maturing 05/07/2024	2.77	5/7/2024	400,000	1,235	3,689	(2,454)
Bank of America, N.A.	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.33% versus USD_SOFR maturing 05/10/2024	4.33	5/10/2024	2,100,000	7,350	11,240	(3,890)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.84% versus EUR_LIBOR-BBA maturing 05/15/2024	2.84	5/15/2024	1,100,000	3,390	7,763	(4,373)
Goldman Sachs International	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.41% versus USD_SOFR maturing 05/15/2024	4.41	5/15/2024	1,100,000	5,225	4,195	1,030
Goldman Sachs & Co. LLC	Put option to enter into an interest rate swap for the right to pay a fixed rate of 4.50% versus USD_SOFR maturing 05/30/2024	4.50	5/30/2024	700,000	2,660	2,660	—
					$21,661	$37,776	$(16,115)
					$43,322	$42,272	$1,050
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Short	Japan 10 Year Bonds	June 2024	$12,003,291	$11,910,725	$ 92,566
132	Short	U.S. Treasury Long Bonds	June 2024	15,678,135	15,023,250	654,885
417	Short	U.S. Treasury Ultra 10 Year Notes	June 2024	47,464,823	45,961,219	1,503,604
96	Short	U.S. Treasury Ultra Bonds	June 2024	12,260,099	11,478,000	782,099
						$3,033,154
						Unrealized (Depreciation)
49	Long	Canada 10 Year Bonds	June 2024	$ 4,260,470	$ 4,164,101	$ (96,369)
460	Long	E-Mini Russell 2000 Index	June 2024	48,364,216	45,668,800	(2,695,416)
1,216	Long	MSCI EAFE Index	June 2024	141,728,872	137,864,000	(3,864,872)
1,497	Long	S&P 500 E-Mini Index	June 2024	389,531,378	379,264,950	(10,266,428)
41	Long	U.S. Treasury 10 Year Notes	June 2024	4,437,017	4,404,938	(32,079)
91	Long	U.S. Treasury 2 Year Notes	June 2024	18,613,175	18,441,719	(171,456)
86	Long	U.S. Treasury 5 Year Notes	June 2024	9,175,910	9,007,828	(168,082)
						$(17,294,702)
		Net Unrealized Appreciation (Depreciation)				$(14,261,548)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	59,304	USD	38,877	05/02/2024	$ 460	$ —
	CAD	163,000	USD	118,787	05/02/2024	382	—
	CNH	6,939,976	USD	958,216	05/17/2024	1,019	—
	CNH	13,389,980	USD	1,843,413	05/24/2024	—	(3,988)
	EUR	8,325,000	USD	9,049,441	05/02/2024	164,997	—
	EUR	8,910,000	USD	9,566,127	06/04/2024	45,213	—
	USD	9,553,555	EUR	8,910,000	05/02/2024	—	(44,798)
	USD	762,577	IDR	11,837,175,567	06/20/2024	—	(35,616)
	USD	3,375,229	JPY	507,678,325	05/02/2024	—	(156,269)
						212,071	(240,671)
Barclays Bank PLC	AUD	50,696	USD	32,941	05/02/2024	100	—
	AUD	110,000	USD	71,857	06/04/2024	528	—
	CHF	1,432,091	USD	1,571,319	06/04/2024	7,826	—
	GBP	1,937,352	USD	2,449,880	05/02/2024	29,061	—
	TWD	28,443,857	USD	900,350	05/20/2024	29,035	—
	USD	1,571,319	CHF	1,437,386	05/02/2024	—	(7,668)
	USD	508,158	INR	42,214,718	06/20/2024	—	(3,371)
	USD	571	MXN	9,761	06/20/2024	—	(5)
	USD	466,787	TRY	15,842,751	05/16/2024	16,345	—
	USD	335,303	TRY	11,392,590	05/17/2024	11,740	—
	USD	959,308	TRY	32,895,645	06/13/2024	14,235	—
	USD	890,000	TWD	28,115,100	06/20/2024	—	(27,851)
						108,870	(38,895)
Citibank, N.A.	AUD	110,000	USD	72,267	06/04/2024	938	—
	BRL	3,872,876	USD	748,845	05/03/2024	3,000	—
	CAD	3,476,615	USD	2,569,099	05/02/2024	43,641	—
	CAD	3,652,916	USD	2,658,788	06/04/2024	3,924	—
	EUR	585,000	USD	634,387	05/02/2024	10,074	—
	MXN	9,639,983	USD	567,485	05/14/2024	5,737	—
	MXN	1,516,000	USD	91,060	06/20/2024	3,238	—
	PEN	955,879	USD	256,791	06/20/2024	3,026	—
	THB	89,800	USD	2,502	06/20/2024	70	—
	USD	769,772	BRL	3,872,876	05/03/2024	—	(23,927)
	USD	2,658,788	CAD	3,654,731	05/02/2024	—	(3,944)
	USD	268,643	INR	22,324,362	06/20/2024	—	(1,697)
	USD	3,238,364	JPY	505,640,745	06/04/2024	—	(16,344)
						73,648	(45,912)
Goldman Sachs International	BRL	3,877,677	USD	762,197	05/03/2024	15,427	—
	BRL	30,600,000	USD	6,094,246	07/02/2024	236,164	—
	CHF	1,431,000	USD	1,591,866	05/02/2024	35,162	—
	MXN	5,865,000	USD	349,933	06/20/2024	10,173	—
	SEK	11,540,773	USD	1,088,678	05/02/2024	41,459	—
	USD	749,773	BRL	3,877,677	05/03/2024	—	(3,003)
	USD	762,197	BRL	3,910,071	08/02/2024	—	(15,789)
	USD	924,912	PLN	3,725,269	07/22/2024	—	(7,370)
	USD	641,601	TRY	22,829,433	06/25/2024	25,662	—
	USD	356,933	TRY	17,095,116	03/13/2025	25,399	—
						389,446	(26,162)
Unrealized Appreciation (Depreciation)						$784,035	$(351,640)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
EUR—Euro Currency
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
JPY—Japanese Yen
MXN—Mexican Peso
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar

SunAmerica Series Trust SA PIMCO VCP Tactical Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$85,872,256	$—	$85,872,256
Asset Backed Securities	—	28,922,246	—	28,922,246
Collateralized Mortgage Obligations:
Commercial and Residential	—	32,383,264	656,474	33,039,738
Other Industries	—	8,680,321	—	8,680,321
U.S. Government & Agency Obligations	—	394,564,852	—	394,564,852
Foreign Government Obligations	—	13,558,371	—	13,558,371
Municipal Securities	—	1,695,016	—	1,695,016
Purchased Options	1,627,200	—	—	1,627,200
Short-Term Investments	—	72,141,998	—	72,141,998
Repurchase Agreements	—	847,800,000	—	847,800,000
Total Investments at Value	$1,627,200	$1,485,618,324	$656,474	$1,487,901,998
Other Financial Instruments:†
Swaps	$—	$6,539,088	$—	$6,539,088
Futures Contracts	3,033,154	—	—	3,033,154
Forward Foreign Currency Contracts	—	784,035	—	784,035
Written Options	1,026	18,195	—	19,221
Total Other Financial Instruments	$3,034,180	$7,341,318	$—	$10,375,498
LIABILITIES:
Investments at Value:*
Reverse Repurchase Agreements	$—	$81,890,550	$—	$81,890,550
Other Financial Instruments:†
Swaps	$—	$1,108,763	$—	$1,108,763
Futures Contracts	17,294,702	—	—	17,294,702
Forward Foreign Currency Contracts	—	351,640	—	351,640
Written Options	2,974	17,145	—	20,119
Total Other Financial Instruments	$17,297,676	$1,477,548	$—	$18,775,224
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 93.4%
Aerospace/Defense — 0.3%
Rolls-Royce PLC
5.75%, 10/15/2027*	$ 742,000	$ 733,861
Airlines — 3.0%
Air Canada
3.88%, 08/15/2026*	1,285,000	1,218,986
American Airlines, Inc.
7.25%, 02/15/2028*	375,000	377,123
8.50%, 05/15/2029*	2,230,000	2,322,928
Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd.
5.75%, 01/20/2026*	2,004,163	1,879,683
United Airlines, Inc.
4.38%, 04/15/2026*	722,000	694,481
4.63%, 04/15/2029*	1,320,000	1,216,551
		7,709,752
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	474,000	413,084
4.95%, 05/28/2027	1,143,000	1,104,199
		1,517,283
Auto Parts & Equipment — 0.2%
ZF North America Capital, Inc.
6.75%, 04/23/2030*	155,000	155,322
6.88%, 04/23/2032*	455,000	459,774
		615,096
Building Materials — 0.5%
Standard Industries, Inc.
3.38%, 01/15/2031*	1,495,000	1,224,581
Chemicals — 1.9%
Consolidated Energy Finance SA
5.63%, 10/15/2028*	1,480,000	1,250,612
Methanex Corp.
5.13%, 10/15/2027	765,000	735,756
Minerals Technologies, Inc.
5.00%, 07/01/2028*	1,311,000	1,238,095
Olympus Water US Holding Corp.
9.75%, 11/15/2028*	1,220,000	1,294,565
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc.
5.13%, 04/01/2029*	986,000	253,308
		4,772,336
Coal — 0.2%
Warrior Met Coal, Inc.
7.88%, 12/01/2028*	505,000	511,039
Commercial Services — 6.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/2028*	1,395,000	1,253,023
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	1,120,000	996,222
Boost Newco Borrower LLC
7.50%, 01/15/2031*	346,000	357,104
Deluxe Corp.
8.00%, 06/01/2029*	1,810,000	1,628,312
Garda World Security Corp.
6.00%, 06/01/2029*	660,000	583,496
9.50%, 11/01/2027*	738,000	734,608
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Hertz Corp.
4.63%, 12/01/2026*	$1,145,000	$ 886,898
Metis Merger Sub LLC
6.50%, 05/15/2029*	839,000	777,385
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,275,000	1,258,185
MPH Acquisition Holdings LLC
5.75%, 11/01/2028*	1,140,000	837,942
Prime Security Services Borrower LLC/Prime Finance, Inc.
5.75%, 04/15/2026*	733,000	723,780
PROG Holdings, Inc.
6.00%, 11/15/2029*	1,351,000	1,244,816
Sotheby's
7.38%, 10/15/2027*	496,000	462,234
Sotheby's/Bidfair Holdings, Inc.
5.88%, 06/01/2029*	903,000	751,390
TriNet Group, Inc.
3.50%, 03/01/2029*	1,515,000	1,326,493
Upbound Group, Inc.
6.38%, 02/15/2029*	1,665,000	1,598,367
		15,420,255
Computers — 2.0%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	1,765,000	1,604,297
McAfee Corp.
7.38%, 02/15/2030*	2,145,000	1,986,850
NCR Voyix Corp.
5.13%, 04/15/2029*	724,000	665,292
Seagate HDD Cayman
4.09%, 06/01/2029	1,025,000	932,366
		5,188,805
Cosmetics/Personal Care — 0.3%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	965,000	872,226
Distribution/Wholesale — 0.4%
Windsor Holdings III LLC
8.50%, 06/15/2030*	975,000	1,015,487
Diversified Financial Services — 6.3%
AG Issuer LLC
6.25%, 03/01/2028*	985,000	953,624
Ally Financial, Inc.
6.70%, 02/14/2033	1,290,000	1,265,471
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	745,000	750,545
Bread Financial Holdings, Inc.
9.75%, 03/15/2029*	1,859,000	1,933,252
Burford Capital Global Finance LLC
6.25%, 04/15/2028*	1,135,000	1,092,088
6.88%, 04/15/2030*	305,000	295,558
9.25%, 07/01/2031*	200,000	208,332
Cobra AcquisitionCo LLC
6.38%, 11/01/2029*	2,234,000	1,851,908
Credit Acceptance Corp.
9.25%, 12/15/2028*	1,200,000	1,272,300
Enact Holdings, Inc.
6.50%, 08/15/2025*	854,000	853,231
Enova International, Inc.
8.50%, 09/15/2025*	1,073,000	1,070,212
11.25%, 12/15/2028*	415,000	440,623

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
goeasy, Ltd.
4.38%, 05/01/2026*	$ 518,000	$ 497,384
7.63%, 07/01/2029*	750,000	749,844
Jane Street Group/JSG Finance, Inc.
7.13%, 04/30/2031*	1,090,000	1,096,827
LFS Topco LLC
5.88%, 10/15/2026*	1,193,000	1,107,436
OneMain Finance Corp.
5.38%, 11/15/2029	804,000	743,512
		16,182,147
Electric — 4.2%
Atlantica Sustainable Infrastructure PLC
4.13%, 06/15/2028*	1,406,000	1,273,212
Calpine Corp.
3.75%, 03/01/2031*	732,000	633,137
5.00%, 02/01/2031*	995,000	901,638
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,021,000	845,401
NextEra Energy Operating Partners LP
7.25%, 01/15/2029*	1,825,000	1,848,520
NRG Energy, Inc.
3.63%, 02/15/2031*	1,455,000	1,231,755
5.25%, 06/15/2029*	1,054,000	996,870
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,645,000	1,470,883
Vistra Operations Co. LLC
5.00%, 07/31/2027*	1,577,000	1,500,874
		10,702,290
Electrical Components & Equipment — 0.4%
EnerSys
4.38%, 12/15/2027*	1,000,000	935,238
6.63%, 01/15/2032*	159,000	158,345
		1,093,583
Electronics — 1.3%
EquipmentShare.com, Inc.
8.63%, 05/15/2032*	692,000	704,054
Imola Merger Corp.
4.75%, 05/15/2029*	1,340,000	1,233,867
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,525,000	1,363,929
		3,301,850
Engineering & Construction — 0.6%
VM Consolidated, Inc.
5.50%, 04/15/2029*	1,583,000	1,489,726
Entertainment — 1.7%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,220,000	1,248,288
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	565,000	504,170
6.50%, 02/15/2032*	203,000	200,005
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	870,000	883,320
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	1,545,000	1,424,594
		4,260,377
Security Description	Shares or Principal Amount	Value

Environmental Control — 1.1%
Covanta Holding Corp.
4.88%, 12/01/2029*	$ 305,000	$ 267,365
5.00%, 09/01/2030	853,000	736,043
Enviri Corp.
5.75%, 07/31/2027*	1,993,000	1,863,976
		2,867,384
Food — 2.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 01/15/2027*	910,000	869,491
5.88%, 02/15/2028*	847,000	830,033
C&S Group Enterprises LLC
5.00%, 12/15/2028*	3,104,000	2,379,828
Performance Food Group, Inc.
4.25%, 08/01/2029*	480,000	430,262
5.50%, 10/15/2027*	835,000	808,254
		5,317,868
Forest Products & Paper — 0.4%
Glatfelter Corp.
4.75%, 11/15/2029*	1,210,000	1,016,650
Healthcare-Products — 0.6%
Medline Borrower LP
3.88%, 04/01/2029*	1,391,000	1,246,101
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	350,000	347,761
		1,593,862
Healthcare-Services — 0.9%
Molina Healthcare, Inc.
3.88%, 11/15/2030*	1,120,000	971,367
Select Medical Corp.
6.25%, 08/15/2026*	1,201,000	1,201,450
		2,172,817
Home Builders — 0.5%
Mattamy Group Corp.
4.63%, 03/01/2030*	490,000	438,796
5.25%, 12/15/2027*	958,000	917,199
		1,355,995
Insurance — 1.7%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC
7.25%, 02/15/2031*	1,210,000	1,194,534
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030*	1,135,000	1,166,392
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	790,000	794,097
Ryan Specialty LLC
4.38%, 02/01/2030*	1,134,000	1,040,007
		4,195,030
Internet — 2.1%
Acuris Finance US, Inc./Acuris Finance SARL
5.00%, 05/01/2028*	880,000	798,326
Cogent Communications Group, Inc.
7.00%, 06/15/2027*	740,000	730,518
Gen Digital, Inc.
6.75%, 09/30/2027*	437,000	438,626
7.13%, 09/30/2030*	275,000	277,837
GrubHub Holdings, Inc.
5.50%, 07/01/2027*	1,389,000	1,238,787

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Internet (continued)
ION Trading Technologies SARL
5.75%, 05/15/2028*	$1,954,000	$ 1,784,801
		5,268,895
Iron/Steel — 1.9%
Cleveland-Cliffs, Inc.
4.63%, 03/01/2029*	850,000	786,554
6.25%, 10/01/2040	238,000	201,968
Commercial Metals Co.
3.88%, 02/15/2031	1,210,000	1,052,756
Mineral Resources, Ltd.
8.13%, 05/01/2027*	1,028,000	1,037,649
8.50%, 05/01/2030*	371,000	379,968
9.25%, 10/01/2028*	1,341,000	1,405,818
		4,864,713
Leisure Time — 3.7%
Carnival Corp.
5.75%, 03/01/2027*	3,251,000	3,172,850
6.00%, 05/01/2029*	1,133,000	1,097,926
10.50%, 06/01/2030*	620,000	673,325
NCL Corp., Ltd.
5.88%, 03/15/2026*	1,721,000	1,686,272
7.75%, 02/15/2029*	1,304,000	1,332,007
Royal Caribbean Cruises, Ltd.
4.25%, 07/01/2026*	1,169,000	1,122,462
5.50%, 04/01/2028*	319,000	310,504
		9,395,346
Lodging — 2.8%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,356,000	1,180,636
5.00%, 06/01/2029*	380,000	345,630
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	1,656,000	1,474,523
5.75%, 07/21/2028*	504,000	466,570
Station Casinos LLC
6.63%, 03/15/2032*	860,000	842,752
Studio City Finance, Ltd.
5.00%, 01/15/2029*	1,180,000	1,003,546
Travel & Leisure Co.
4.50%, 12/01/2029*	52,000	46,872
6.00%, 04/01/2027	859,000	848,500
Wynn Macau, Ltd.
5.13%, 12/15/2029*	1,000,000	883,054
		7,092,083
Media — 6.3%
Altice Financing SA
5.00%, 01/15/2028*	1,834,000	1,447,405
5.75%, 08/15/2029*	941,000	698,951
Belo Corp.
7.25%, 09/15/2027	422,000	426,371
7.75%, 06/01/2027	984,000	1,002,707
Block Communications, Inc.
4.88%, 03/01/2028*	1,137,000	983,093
Cable One, Inc.
4.00%, 11/15/2030*	1,578,000	1,203,863
CCO Holdings LLC/CCO Holdings Capital Corp.
5.00%, 02/01/2028*	1,161,000	1,057,299
5.38%, 06/01/2029*	1,515,000	1,334,410
Security Description	Shares or Principal Amount	Value

Media (continued)
CSC Holdings LLC
4.63%, 12/01/2030*	$1,822,000	$ 790,809
5.50%, 04/15/2027*	205,000	168,062
5.75%, 01/15/2030*	1,713,000	751,185
11.75%, 01/31/2029*	340,000	302,064
Paramount Global
6.38%, 03/30/2062	830,000	767,631
Sirius XM Radio, Inc.
4.00%, 07/15/2028*	2,031,000	1,810,477
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,029,000	896,022
Univision Communications, Inc.
6.63%, 06/01/2027*	1,500,000	1,447,521
7.38%, 06/30/2030*	424,000	406,014
Virgin Media Finance PLC
5.00%, 07/15/2030*	815,000	667,440
		16,161,324
Mining — 1.4%
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031*	2,090,000	1,840,126
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	734,133
Taseko Mines, Ltd.
8.25%, 05/01/2030*	896,000	910,316
		3,484,575
Oil & Gas — 8.5%
Atlas Sand Co. LLC
5.00%, 01/31/2026(1)(2)	2,213,224	2,020,674
Baytex Energy Corp.
7.38%, 03/15/2032*	870,000	877,396
Civitas Resources, Inc.
8.38%, 07/01/2028*	185,000	192,989
8.63%, 11/01/2030*	272,000	289,444
8.75%, 07/01/2031*	1,025,000	1,087,260
Comstock Resources, Inc.
5.88%, 01/15/2030*	1,690,000	1,539,204
6.75%, 03/01/2029*	558,000	531,278
Crescent Energy Finance LLC
7.25%, 05/01/2026*	1,366,000	1,390,766
7.63%, 04/01/2032*	745,000	747,779
9.25%, 02/15/2028*	476,000	502,875
HF Sinclair Corp.
5.00%, 02/01/2028*	1,270,000	1,218,482
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/2029*	950,000	912,600
6.00%, 02/01/2031*	1,411,000	1,347,000
Nabors Industries, Inc.
7.38%, 05/15/2027*	1,069,000	1,059,438
9.13%, 01/31/2030*	250,000	257,796
Nabors Industries, Ltd.
7.50%, 01/15/2028*	445,000	421,925
Permian Resources Operating LLC
8.00%, 04/15/2027*	1,257,000	1,290,561
Southwestern Energy Co.
5.38%, 03/15/2030	765,000	726,435
Strathcona Resources, Ltd.
6.88%, 08/01/2026*	2,001,000	1,981,654
Talos Production, Inc.
9.00%, 02/01/2029*	190,000	200,461
9.38%, 02/01/2031*	985,000	1,049,713

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Valaris, Ltd.
8.38%, 04/30/2030*	$1,222,000	$ 1,256,723
Vital Energy, Inc.
7.88%, 04/15/2032*	721,000	731,605
		21,634,058
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/2028*	281,000	275,285
6.88%, 04/01/2027*	714,000	712,265
Kodiak Gas Services LLC
7.25%, 02/15/2029*	220,000	221,586
		1,209,136
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028*	1,446,000	1,252,495
Clydesdale Acquisition Holdings, Inc.
6.63%, 04/15/2029*	1,465,000	1,461,320
8.75%, 04/15/2030*	635,000	613,696
Crown Americas LLC
5.25%, 04/01/2030	1,220,000	1,162,514
LABL, Inc.
5.88%, 11/01/2028*	1,262,000	1,122,364
9.50%, 11/01/2028*	58,000	58,022
Silgan Holdings, Inc.
4.13%, 02/01/2028	1,241,000	1,158,574
		6,828,985
Pharmaceuticals — 1.6%
Herbalife Nutrition, Ltd./HLF Financing, Inc.
7.88%, 09/01/2025*	418,000	400,941
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	1,578,000	926,916
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028*	861,000	784,162
5.13%, 04/30/2031*	561,000	485,098
Teva Pharmaceutical Finance Netherlands III BV
5.13%, 05/09/2029	395,000	374,176
7.88%, 09/15/2029	1,042,000	1,093,971
		4,065,264
Pipelines — 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	991,000	969,900
Delek Logistics Partners LP/Delek Logistics Finance Corp.
8.63%, 03/15/2029*	1,020,000	1,027,718
EQM Midstream Partners LP
5.50%, 07/15/2028	207,000	201,632
7.50%, 06/01/2027*	118,000	120,221
7.50%, 06/01/2030*	584,000	612,365
Genesis Energy LP/Genesis Energy Finance Corp.
8.88%, 04/15/2030	1,662,000	1,719,841
Harvest Midstream I LP
7.50%, 09/01/2028*	1,978,000	1,983,420
7.50%, 05/15/2032*	538,000	538,667
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	1,764,000	1,740,328
8.88%, 07/15/2028*	594,000	622,142
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ITT Holdings LLC
6.50%, 08/01/2029*	$2,805,000	$ 2,533,527
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	209,000	212,327
8.38%, 02/15/2032*	990,000	1,005,991
NuStar Logistics LP
5.75%, 10/01/2025	593,000	589,655
6.38%, 10/01/2030	367,000	362,828
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	1,066,000	941,845
6.25%, 01/15/2030*	1,275,000	1,260,615
		16,443,022
Real Estate — 1.7%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	1,513,000	1,491,926
8.88%, 09/01/2031*	123,000	127,631
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	770,427
Kennedy-Wilson, Inc.
4.75%, 03/01/2029	1,349,000	1,115,713
4.75%, 02/01/2030	925,000	732,598
		4,238,295
REITS — 2.6%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029*	1,900,000	1,566,081
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/2026*	2,040,000	1,896,013
8.00%, 06/15/2027*	275,000	281,916
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	920,000	851,880
Service Properties Trust
4.75%, 10/01/2026	832,000	772,528
4.95%, 10/01/2029	785,000	641,914
5.50%, 12/15/2027	631,000	595,398
		6,605,730
Retail — 5.6%
Brinker International, Inc.
5.00%, 10/01/2024*	1,277,000	1,270,593
CEC Entertainment LLC
6.75%, 05/01/2026*	1,899,000	1,872,164
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.
6.75%, 01/15/2030*	1,400,000	1,218,054
FirstCash, Inc.
4.63%, 09/01/2028*	1,401,000	1,296,216
5.63%, 01/01/2030*	32,000	30,155
6.88%, 03/01/2032*	225,000	222,156
Ken Garff Automotive LLC
4.88%, 09/15/2028*	525,000	485,024
Kohl's Corp.
4.63%, 05/01/2031	1,847,000	1,522,712
LBM Acquisition LLC
6.25%, 01/15/2029*	2,062,000	1,892,843
Murphy Oil USA, Inc.
4.75%, 09/15/2029	1,190,000	1,107,876
Park River Holdings, Inc.
6.75%, 08/01/2029*	1,778,000	1,528,396
Raising Cane's Restaurants LLC
9.38%, 05/01/2029*	956,000	1,025,319

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Specialty Building Products Holdings LLC/SBP Finance Corp.
6.38%, 09/30/2026*	$ 901,000	$ 889,567
		14,361,075
Semiconductors — 0.5%
Entegris, Inc.
5.95%, 06/15/2030*	1,380,000	1,343,766
Software — 2.7%
Capstone Borrower, Inc.
8.00%, 06/15/2030*	1,229,000	1,238,349
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc.
8.00%, 06/15/2029*	316,000	325,103
Central Parent, Inc./CDK Global, Inc.
7.25%, 06/15/2029*	895,000	904,796
Cloud Software Group, Inc.
6.50%, 03/31/2029*	1,267,000	1,201,690
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl
4.63%, 05/01/2028*	1,561,000	1,377,666
Open Text Corp.
3.88%, 12/01/2029*	1,015,000	888,333
Rackspace Finance LLC
3.50%, 05/15/2028*	1,727,700	820,485
		6,756,422
Telecommunications — 4.0%
Altice France SA
5.13%, 07/15/2029*	1,190,000	775,125
5.50%, 10/15/2029*	2,012,000	1,316,421
8.13%, 02/01/2027*	530,000	399,017
C&W Senior Financing, Ltd.
6.88%, 09/15/2027*	785,000	743,332
Connect Finco SARL/Connect US Finco LLC
6.75%, 10/01/2026*	867,000	839,679
Iliad Holding SASU
7.00%, 10/15/2028*	1,255,000	1,226,986
8.50%, 04/15/2031*	690,000	696,038
Sable International Finance, Ltd.
5.75%, 09/07/2027*	845,000	806,666
Telesat Canada/Telesat LLC
4.88%, 06/01/2027*	1,583,000	712,832
Viasat, Inc.
7.50%, 05/30/2031*	2,485,000	1,755,016
Vmed O2 UK Financing I PLC
7.75%, 04/15/2032*	890,000	875,900
		10,147,012
Transportation — 0.6%
Cargo Aircraft Management, Inc.
4.75%, 02/01/2028*	1,785,000	1,611,858
Security Description	Shares or Principal Amount	Value

Trucking & Leasing — 0.6%
AerCap Global Aviation Trust
6.50%, 06/15/2045*	$1,625,000	$ 1,615,593
Total Corporate Bonds & Notes (cost $249,034,784)		238,257,452
COMMON STOCKS — 1.9%
Oil Field Machinery & Equipment — 1.9%
Hi-Crush, Inc.(1)(3) (cost $)	142	4,977,242
Total Long-Term Investment Securities (cost $249,034,784)		243,234,694
SHORT-TERM INVESTMENTS — 2.6%
Unaffiliated Investment Companies — 2.6%
State Street Institutional Liquid Reserves Fund, Premier Class 5.39%(4) (cost $6,558,577)	6,556,619	6,557,930
TOTAL INVESTMENTS (cost $255,593,361)	97.9%	249,792,624
Other assets less liabilities	2.1	5,388,848
NET ASSETS	100.0%	$255,181,472
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $212,128,049 representing 83.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Hi-Crush, Inc.	03/13/2024	142	$0	$4,977,242	$35,051.00	1.9%
(4)	The rate shown is the 7-day yield as of April 30, 2024.

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Oil & Gas	$—	$19,613,384	$2,020,674	$21,634,058
Other Industries	—	216,623,394	—	216,623,394
Common Stocks	—	—	4,977,242	4,977,242
Short-Term Investments	6,557,930	—	—	6,557,930
Total Investments at Value	$6,557,930	$236,236,778	$6,997,916	$249,792,624
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
	Corporate Bonds & Notes	Common Stocks
Balance as of January 31, 2024	$0	$7,627,956
Accrued Discounts	—	—
Accrued Premiums	—	—
Realized Gain	—	1,849,901
Realized Loss	—	—
Change in unrealized appreciation(1)	2,020,674	—
Change in unrealized depreciation(1)	—	(1,780,285)
Net purchases	—	—
Net sales	—	(2,720,330)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—
Balance as of April 30, 2024	$2,020,674	$4,977,242
(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at April 30, 2024 includes:
Corporate Bonds & Notes	Common Stocks
$2,020,674	$(1,780,285)
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at April 30, 2024.
The following is quantitative information about Level 3 fair value measurements:
Description	Fair Value at April 30, 2024	Valuation Technique(s)	Unobservable Input (1)	Range (weighted average)
Corporate Bonds & Notes	$2,020,674	Income Approach	Cost of Debt Capital	10.50%
Common Stocks	$4,977,242	Market Approach	Pending Merger Consideration *	$31,322.22
			Value of the Remaining Assets following the Merger*	$3,728.43
(1)	The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.3%
Australia — 6.4%
ANZ Group Holdings, Ltd.	377,053	$ 6,823,855
Mirvac Group	2,033,377	2,691,378
Qantas Airways, Ltd.†	944,956	3,585,583
QBE Insurance Group, Ltd.	611,432	7,012,544
Telstra Group, Ltd.	434,200	1,031,347
		21,144,707
Canada — 2.9%
Magna International, Inc.	50,066	2,393,014
Suncor Energy, Inc.	185,970	7,096,215
		9,489,229
Finland — 0.3%
Fortum Oyj	76,380	1,005,929
France — 16.1%
Alstom SA	102,774	1,624,371
AXA SA	202,367	6,967,886
BNP Paribas SA	91,644	6,553,869
Cie de Saint-Gobain SA	57,793	4,557,566
Sanofi SA	105,996	10,450,832
Thales SA	25,116	4,224,335
TotalEnergies SE	70,097	5,091,336
Veolia Environnement SA	196,336	6,102,624
Vinci SA	64,167	7,510,081
		53,082,900
Germany — 7.7%
Deutsche Post AG	86,576	3,626,095
Deutsche Telekom AG	205,690	4,707,634
LANXESS AG	73,708	2,085,624
Muenchener Rueckversicherungs-Gesellschaft AG	10,256	4,507,180
Siemens AG	56,589	10,615,282
		25,541,815
Ireland — 5.8%
AIB Group PLC	1,659,025	8,569,471
Cairn Homes PLC	1,605,431	2,704,125
CRH PLC	87,072	6,731,681
Kerry Group PLC, Class A	4,453	383,932
Kerry Group PLC, Class A (LSE)	9,593	805,999
		19,195,208
Japan — 23.8%
Ajinomoto Co., Inc.	86,300	3,201,182
Asahi Group Holdings, Ltd.	54,600	1,865,833
Asics Corp.	45,600	1,940,990
Hoya Corp.	34,000	3,950,387
ITOCHU Corp.	106,200	4,748,832
KDDI Corp.	56,100	1,560,810
Minebea Mitsumi, Inc.	195,600	3,671,538
Mitsubishi Corp.	445,100	10,167,087
Mitsubishi UFJ Financial Group, Inc.	835,900	8,320,121
Mizuho Financial Group, Inc.	108,190	2,086,189
Nippon Telegraph & Telephone Corp.	5,620,700	6,074,196
Nissin Foods Holdings Co., Ltd.	95,200	2,539,613
ORIX Corp.	188,400	3,859,443
Pan Pacific International Holdings Corp.	63,100	1,494,364
Panasonic Holdings Corp.	226,200	1,970,502
Renesas Electronics Corp.	287,500	4,737,155
Seven & i Holdings Co., Ltd.	266,000	3,434,433
Sony Group Corp.	38,800	3,204,966
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Mitsui Financial Group, Inc.	97,600	$ 5,540,436
Yamaha Motor Co., Ltd.	445,900	4,154,291
		78,522,368
Jersey — 2.6%
Ferguson PLC	19,851	4,187,352
Glencore PLC	787,727	4,587,543
		8,774,895
Netherlands — 4.7%
ASR Nederland NV	115,310	5,766,765
ING Groep NV	613,914	9,668,168
		15,434,933
Norway — 0.8%
DNB Bank ASA	145,281	2,534,159
Spain — 1.8%
CaixaBank SA	1,112,914	5,862,034
Switzerland — 3.9%
Partners Group Holding AG	3,237	4,150,570
UBS Group AG	336,862	8,813,185
		12,963,755
United Kingdom — 21.5%
Anglo American PLC	145,414	4,744,758
Ashtead Group PLC	39,132	2,828,677
AstraZeneca PLC	38,673	5,822,755
BP PLC	1,037,347	6,710,370
Coca-Cola Europacific Partners PLC	74,184	5,342,732
Compass Group PLC	90,822	2,523,842
HSBC Holdings PLC	1,101,223	9,533,124
Imperial Brands PLC	122,915	2,802,731
JD Sports Fashion PLC	1,830,401	2,607,461
Prudential PLC	400,299	3,483,324
Quilter PLC*	1,000,668	1,371,378
Shell PLC	278,126	9,911,466
SSE PLC	190,771	3,973,331
Tesco PLC	978,389	3,610,022
Unilever PLC	61,821	3,198,210
Vodafone Group PLC	3,098,914	2,617,280
		71,081,461
Total Long-Term Investment Securities (cost $271,608,345)		324,633,393
SHORT-TERM INVESTMENTS — 1.2%
U.S. Government — 0.1%
United States Treasury Bills
5.21%, 06/25/2024	$ 200,000	198,387

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency — 1.1%
Federal Home Loan Bank 5.27%, 05/01/2024	$3,739,000	$ 3,738,452
Total Short-Term Investments (cost $3,937,409)		3,936,839
TOTAL INVESTMENTS (cost $275,545,754)	99.5%	328,570,232
Other assets less liabilities	0.5	1,756,637
NET ASSETS	100.0%	$330,326,869
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Putnam International Growth and Income Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $1,371,378 representing 0.4% of net assets.
LSE—London Stock Exchange
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	316,600	USD	235,160	07/17/2024	$ 4,885	$ —
	GBP	4,687,600	USD	5,951,658	06/20/2024	92,774	—
	USD	18,343	AUD	27,700	07/17/2024	—	(359)
	USD	1,137,126	CHF	996,600	06/20/2024	—	(47,102)
	USD	363,252	JPY	53,152,500	05/16/2024	—	(25,529)
						97,659	(72,990)
Barclays Bank PLC	EUR	978,000	USD	1,065,655	06/20/2024	19,855	—
	GBP	2,861,800	USD	3,633,682	06/20/2024	56,808	—
	USD	612,327	ILS	2,274,700	07/17/2024	—	(2,283)
	USD	531,092	SEK	5,471,100	06/20/2024	—	(33,560)
						76,663	(35,843)
Citibank, N.A.	CAD	1,700,700	USD	1,262,996	07/17/2024	26,017	—
	GBP	4,761,000	USD	6,022,199	06/20/2024	71,574	—
	USD	647,795	AUD	978,300	07/17/2024	—	(12,650)
	USD	1,454,737	CHF	1,275,100	06/20/2024	—	(60,106)
	USD	2,120,318	DKK	14,441,700	06/20/2024	—	(48,686)
						97,591	(121,442)
Goldman Sachs International	GBP	3,353,500	USD	4,257,906	06/20/2024	66,471	—
	JPY	201,711,700	USD	1,341,771	05/16/2024	60,127	—
	USD	405,586	AUD	612,500	07/17/2024	—	(7,930)
	USD	697,603	ILS	2,590,600	07/17/2024	—	(2,839)
	USD	657,723	NOK	6,921,500	06/20/2024	—	(33,879)
	USD	4,274,559	SGD	5,717,500	05/16/2024	—	(83,541)
						126,598	(128,189)
HSBC Bank PLC	CAD	153,100	USD	113,706	07/17/2024	2,351	—
	EUR	4,425,800	USD	4,812,033	06/20/2024	79,414	—
	GBP	1,490,300	USD	1,892,072	06/20/2024	29,392	—
	USD	35,156	AUD	53,100	07/17/2024	—	(682)
	USD	116,709	CHF	102,300	06/20/2024	—	(4,819)
						111,157	(5,501)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	666,295	07/17/2024	13,803	—
	EUR	2,419,500	USD	2,636,196	06/20/2024	48,964	—
	USD	902,621	JPY	132,080,900	05/16/2024	—	(63,399)

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	537,507	NZD	890,000	07/17/2024	$ —	$ (13,073)
	USD	497,209	SGD	665,100	05/16/2024	—	(9,680)
						62,767	(86,152)
Morgan Stanley & Co. International PLC	CAD	1,197,300	USD	885,425	07/17/2024	14,587	—
	CHF	1,079,500	USD	1,232,011	06/20/2024	51,316	—
	EUR	2,214,800	USD	2,425,572	06/20/2024	57,230	—
	GBP	1,655,700	USD	2,099,443	06/20/2024	30,036	—
	USD	288,760	CAD	394,500	07/17/2024	—	(1,826)
	USD	823,042	CHF	721,200	06/20/2024	—	(34,234)
	USD	578,683	CZK	13,534,700	06/20/2024	—	(4,308)
	USD	965,306	EUR	893,500	06/20/2024	—	(9,864)
	USD	2,875,432	JPY	419,881,200	05/16/2024	—	(207,572)
	USD	86,558	NOK	938,100	06/20/2024	—	(2,006)
						153,169	(259,810)
Natwest Markets PLC	USD	4,803,163	CHF	4,209,300	06/20/2024	—	(199,273)
	USD	109,508	NOK	1,151,700	06/20/2024	—	(5,704)
	USD	5,568,582	SEK	57,359,100	06/20/2024	—	(352,443)
						—	(557,420)
State Street Bank & Trust Co.	CAD	2,221,700	USD	1,650,002	07/17/2024	34,082	—
	EUR	3,364,600	USD	3,613,549	06/20/2024	15,697	—
	GBP	2,785,600	USD	3,537,127	06/20/2024	55,493	—
	JPY	504,788,800	USD	3,342,156	05/16/2024	134,807	—
	USD	977,629	AUD	1,489,400	07/17/2024	—	(10,661)
	USD	16,545	CHF	14,500	06/20/2024	—	(686)
	USD	2,894,202	HKD	22,576,800	05/16/2024	—	(6,899)
	USD	951,628	ILS	3,531,300	07/17/2024	—	(4,579)
	USD	1,704,342	JPY	259,907,200	05/16/2024	—	(52,932)
	USD	783,815	SEK	8,076,000	06/20/2024	—	(49,397)
						240,079	(125,154)
Toronto Dominion Bank	CAD	1,812,400	USD	1,345,996	07/17/2024	27,774	—
	USD	631,695	AUD	954,000	07/17/2024	—	(12,326)
	USD	2,911,185	GBP	2,274,600	06/20/2024	—	(68,234)
	USD	3,724,401	HKD	29,050,700	05/16/2024	—	(9,164)
	USD	1,410,721	SEK	14,531,000	06/20/2024	—	(89,296)
						27,774	(179,020)
UBS AG	CAD	3,033,700	USD	2,253,134	07/17/2024	46,618	—
	EUR	603,400	USD	657,483	06/20/2024	12,252	—
	JPY	29,170,500	USD	191,725	05/16/2024	6,380	—
	USD	2,022,542	CHF	1,781,700	06/20/2024	—	(73,821)
	USD	4,125,223	EUR	3,761,700	06/20/2024	—	(102,743)
	USD	6,524,852	GBP	5,201,900	06/20/2024	—	(23,161)
	USD	450,762	HKD	3,516,000	05/16/2024	—	(1,108)
						65,250	(200,833)
Westpac Banking Corp.	CAD	1,632,300	USD	1,212,254	07/17/2024	25,025	—
	USD	5,783,610	CHF	5,068,900	06/20/2024	—	(239,538)
						25,025	(239,538)
Unrealized Appreciation (Depreciation)						$1,083,732	$(2,011,892)
AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar

SunAmerica Series Trust SA Putnam International Growth and Income Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

USD—United States Dollar
Industry Allocation*
Banks	22.6%
Oil & Gas	8.7
Insurance	8.4
Distribution/Wholesale	5.7
Pharmaceuticals	5.0
Telecommunications	4.8
Food	4.3
Miscellaneous Manufacturing	3.7
Building Materials	3.4
Mining	2.8
Electronics	2.3
Engineering & Construction	2.3
Beverages	2.2
Water	1.8
Diversified Financial Services	1.6
Home Furnishings	1.6
Electric	1.5
Semiconductors	1.4
Aerospace/Defense	1.3
Leisure Time	1.3
Private Equity	1.2
Retail	1.2
Short-Term Investments	1.2
Transportation	1.1
Airlines	1.1
Cosmetics/Personal Care	1.0
Commercial Services	0.9
Agriculture	0.8
Home Builders	0.8
REITS	0.8
Food Service	0.8
Auto Parts & Equipment	0.7
Chemicals	0.6
Apparel	0.6
99.5%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$9,489,229	$—	$—	$9,489,229
United Kingdom	5,342,732	65,738,729	—	71,081,461
Other Countries	—	244,062,703	—	244,062,703
Short-Term Investments	—	3,936,839	—	3,936,839
Total Investments at Value	$14,831,961	$313,738,271	$—	$328,570,232
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$1,083,732	$—	$1,083,732
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,011,892	$—	$2,011,892
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 42.3%
Australia — 0.2%
ANZ Group Holdings, Ltd.	2,383	$ 43,127
Aristocrat Leisure, Ltd.	895	22,928
BHP Group, Ltd.	6,142	169,367
Brambles, Ltd.	1,549	14,548
Commonwealth Bank of Australia	903	66,629
CSL, Ltd.	278	49,694
Endeavour Group, Ltd.	6,814	23,544
Fortescue, Ltd.	6,023	100,445
Macquarie Group, Ltd.	391	46,929
National Australia Bank, Ltd.	2,201	47,934
Rio Tinto, Ltd.	1,966	164,718
Wesfarmers, Ltd.	1,190	51,328
Westpac Banking Corp.	2,178	36,447
Woodside Energy Group, Ltd.	1,334	24,034
Woolworths Group, Ltd.	1,291	26,530
		888,202
Austria — 0.3%
ANDRITZ AG	1,054	57,435
Erste Group Bank AG	22,705	1,057,586
OMV AG	796	37,925
		1,152,946
Belgium — 0.0%
Anheuser-Busch InBev SA NV	909	54,430
KBC Group NV	731	54,288
		108,718
Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,507	140,965
Assured Guaranty, Ltd.	612	46,940
Axis Capital Holdings, Ltd.	419	25,697
Essent Group, Ltd.	1,220	64,624
Everest Group, Ltd.	164	60,091
Liberty Global, Ltd., Class A†	1,093	17,373
		355,690
Canada — 0.5%
Agnico Eagle Mines, Ltd.	720	45,596
Bank of Montreal	991	88,522
Bank of Nova Scotia	788	36,153
Brookfield Asset Management, Ltd., Class A	478	18,260
Brookfield Corp.	944	37,866
Canadian National Railway Co.	1,420	172,352
Canadian Natural Resources, Ltd.	1,057	80,097
Canadian Pacific Kansas City, Ltd.	1,524	119,560
Cenovus Energy, Inc.	1,060	21,775
Constellation Software, Inc.	48	123,579
Dollarama, Inc.	2,242	187,027
Enbridge, Inc.	1,376	48,927
Fairfax Financial Holdings, Ltd.	58	63,058
Franco-Nevada Corp.	163	19,622
Great-West Lifeco, Inc.	1,870	55,299
Keyera Corp.	1,264	32,430
Loblaw Cos., Ltd.	492	53,951
Manulife Financial Corp.	7,306	170,411
National Bank of Canada	163	13,088
Royal Bank of Canada	2,377	229,973
Shopify, Inc., Class A†	1,940	136,201
Sun Life Financial, Inc.	1,858	94,867
Suncor Energy, Inc.	1,125	42,928
TC Energy Corp.	957	34,286
TFI International, Inc.	122	15,888
Security Description	Shares or Principal Amount	Value

Canada (continued)
Toromont Industries, Ltd.	832	$ 76,150
Toronto-Dominion Bank	3,982	236,233
		2,254,099
Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.	7,400	69,466
CK Asset Holdings, Ltd.	5,500	23,476
JD.com, Inc., Class A	2,350	34,073
Meituan, Class B*†	2,700	37,190
NetEase, Inc.	1,500	28,067
NU Holdings, Ltd., Class A†	70,339	763,882
PDD Holdings, Inc. ADR†	414	51,824
Sea, Ltd. ADR†	226	14,281
Tencent Holdings, Ltd.	26,100	1,147,508
Tongcheng Travel Holdings, Ltd.†	11,600	30,596
		2,200,363
China — 0.0%
Nongfu Spring Co., Ltd.*	17,600	103,326
Curacao — 0.0%
Schlumberger NV	3,410	161,907
Denmark — 0.9%
Danske Bank A/S	1,825	52,548
DSV A/S	231	32,882
Novo Nordisk A/S, Class B	22,292	2,864,867
Novonesis (Novozymes), Class B	421	23,367
Orsted A/S*†	198	10,881
Vestas Wind Systems A/S†	36,651	982,800
		3,967,345
Finland — 0.0%
Kesko Oyj, Class B	844	14,379
Neste Oyj	304	6,922
Nokia Oyj	5,272	19,183
Nordea Bank Abp	2,480	28,866
UPM-Kymmene Oyj	885	30,957
		100,307
France — 1.9%
Air Liquide SA	1,220	238,844
Arkema SA	293	30,231
AXA SA	4,081	140,517
BNP Paribas SA	2,364	169,060
Bouygues SA	1,025	37,763
Bureau Veritas SA	3,779	109,675
Carrefour SA	41,412	697,556
Cie de Saint-Gobain SA	2,065	162,846
Danone SA	546	34,144
Eiffage SA	718	76,631
Engie SA	5,353	92,959
EssilorLuxottica SA	5,765	1,232,880
Hermes International SCA	62	149,055
Kering SA	53	18,290
Legrand SA	9,542	980,815
L'Oreal SA	430	200,864
LVMH Moet Hennessy Louis Vuitton SE	412	331,650
Pernod Ricard SA	186	28,087
Rexel SA	1,229	31,795
Safran SA	319	68,978
Sanofi SA	11,090	1,093,435
Schneider Electric SE	8,184	1,863,856
Societe Generale SA	1,579	42,439

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
TotalEnergies SE	5,346	$ 388,295
Vinci SA	1,320	154,492
		8,375,157
Germany — 1.5%
adidas AG	110	26,541
Allianz SE	595	168,983
BASF SE	561	29,428
Bayer AG	447	13,041
Brenntag SE	796	63,584
Daimler Truck Holding AG	549	24,775
Delivery Hero SE*†	210	5,892
Deutsche Bank AG	1,808	28,950
Deutsche Boerse AG	372	71,814
Deutsche Telekom AG	8,465	193,739
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	9,281	826,907
E.ON SE	1,726	22,795
Heidelberg Materials AG	516	52,085
Henkel AG & Co. KGaA (Preference Shares)	432	34,314
Infineon Technologies AG	24,971	871,481
Mercedes-Benz Group AG	519	39,214
Muenchener Rueckversicherungs-Gesellschaft AG	386	169,635
RWE AG	622	21,612
SAP SE	12,601	2,281,527
Sartorius AG (Preference Shares)	44	13,256
Siemens AG	8,632	1,619,239
Vonovia SE	515	14,904
		6,593,716
Greece — 0.0%
Eurobank Ergasias Services & Holdings SA†	7,574	16,204
Hong Kong — 0.0%
AIA Group, Ltd.	14,400	105,595
Galaxy Entertainment Group, Ltd.	3,000	13,482
Hong Kong & China Gas Co., Ltd.	16,735	12,750
Hong Kong Exchanges & Clearing, Ltd.	700	22,238
Techtronic Industries Co., Ltd.	2,000	27,804
		181,869
Hungary — 0.0%
Richter Gedeon Nyrt	1,197	30,479
Indonesia — 0.2%
Bank Central Asia Tbk PT	1,103,100	661,209
Bank Negara Indonesia Persero Tbk PT	196,000	62,988
		724,197
Ireland — 0.7%
Accenture PLC, Class A	1,819	547,355
AIB Group PLC	8,668	44,773
Allegion PLC	363	44,126
Aon PLC, Class A	569	160,464
Eaton Corp. PLC	1,835	584,007
Flutter Entertainment PLC†	114	21,048
James Hardie Industries CDI†	898	31,055
Linde PLC	923	407,006
Medtronic PLC	4,959	397,910
Pentair PLC	595	47,059
Smurfit Kappa Group PLC	773	33,495
Trane Technologies PLC	2,010	637,854
Willis Towers Watson PLC	97	24,361
		2,980,513
Security Description	Shares or Principal Amount	Value

Israel — 0.0%
Check Point Software Technologies, Ltd.†	102	$ 15,241
NICE, Ltd. ADR†	74	16,540
		31,781
Italy — 0.4%
Assicurazioni Generali SpA	5,309	129,542
Azimut Holding SpA	1,339	35,195
Enel SpA	4,921	32,409
Eni SpA	10,370	166,486
FinecoBank Banca Fineco SpA	55,799	854,936
Intesa Sanpaolo SpA	16,666	62,535
Italgas SpA	6,101	33,858
Mediobanca Banca di Credito Finanziario SpA	2,908	41,354
Recordati Industria Chimica e Farmaceutica SpA	1,985	105,483
Terna - Rete Elettrica Nazionale	13,759	109,627
UniCredit SpA	3,902	143,551
		1,714,976
Japan — 3.0%
Advantest Corp.	500	15,369
AGC, Inc.	900	33,232
Aisin Corp.	1,000	37,953
Astellas Pharma, Inc.	2,000	19,204
BIPROGY, Inc.	1,100	31,937
Bridgestone Corp.	26,800	1,182,875
Capcom Co., Ltd.	1,800	29,771
Central Japan Railway Co.	2,000	45,800
Chugai Pharmaceutical Co., Ltd.	600	19,112
Dai-ichi Life Holdings, Inc.	2,500	57,626
Daiichi Sankyo Co., Ltd.	1,800	61,015
Daikin Industries, Ltd.	200	27,144
Dexerials Corp.	800	29,981
Disco Corp.	100	28,322
Dowa Holdings Co., Ltd.	1,700	63,658
Ebara Corp.	400	32,905
Eisai Co., Ltd.	200	8,233
ENEOS Holdings, Inc.	9,300	42,825
FANUC Corp.	800	23,413
Fuji Electric Co., Ltd.	600	37,366
Fujikura, Ltd.	2,500	42,959
Hitachi, Ltd.	800	73,665
Honda Motor Co., Ltd.	11,600	131,918
Hoya Corp.	200	23,238
Inpex Corp.	17,900	268,451
Isuzu Motors, Ltd.	3,400	43,100
ITOCHU Corp.	2,000	89,432
Japan Exchange Group, Inc.	1,900	44,415
Japan Petroleum Exploration Co., Ltd.	800	33,695
JTEKT Corp.	3,700	28,560
Kajima Corp.	2,300	43,880
Kansai Electric Power Co., Inc.	2,800	41,919
Kao Corp.	800	33,024
KDDI Corp.	39,100	1,087,837
Keyence Corp.	2,200	974,504
Kirin Holdings Co., Ltd.	8,900	129,674
Kobe Steel, Ltd.	5,000	61,064
Komatsu, Ltd.	3,600	107,734
Lasertec Corp.	300	70,822
Marubeni Corp.	2,700	48,327
Mazda Motor Corp.	3,600	40,797
MEITEC Group Holdings, Inc.	2,100	39,118
Mitsubishi Chemical Group Corp.	6,600	38,428
Mitsubishi Corp.	7,300	166,748

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Estate Co., Ltd.	1,600	$ 29,376
Mitsubishi Gas Chemical Co., Inc.	1,900	33,509
Mitsubishi UFJ Financial Group, Inc.	116,800	1,162,567
Mitsui & Co., Ltd.	3,400	163,855
Mitsui Fudosan Co., Ltd.	4,800	48,799
Mitsui Mining & Smelting Co., Ltd.	1,000	31,385
Mitsui OSK Lines, Ltd.	700	22,313
Mizuho Financial Group, Inc.	9,900	190,898
MS&AD Insurance Group Holdings, Inc.	45,300	812,400
Murata Manufacturing Co., Ltd.	1,800	32,753
NGK Insulators, Ltd.	1,400	19,042
NIDEC Corp.	500	23,468
Nintendo Co., Ltd.	600	29,239
Nippon Building Fund, Inc.	10	38,227
Nippon Prologis REIT, Inc.	16	27,595
Nippon Steel Corp.	3,800	85,020
Nippon Telegraph & Telephone Corp.	107,300	115,957
Niterra Co., Ltd.	1,300	42,475
Nitto Denko Corp.	900	74,218
Nomura Holdings, Inc.	5,200	29,642
Nomura Research Institute, Ltd.	1,600	38,728
Obayashi Corp.	3,900	43,426
Odakyu Electric Railway Co., Ltd.	1,200	13,491
Olympus Corp.	1,300	18,087
Oriental Land Co., Ltd.	800	22,054
Osaka Gas Co., Ltd.	600	13,305
Recruit Holdings Co., Ltd.	23,400	1,016,999
Sanrio Co., Ltd.	1,500	25,181
Sanwa Holdings Corp.	6,200	100,696
Sekisui Chemical Co., Ltd.	2,700	39,279
Sekisui House, Ltd.	2,100	48,127
Seven & i Holdings Co., Ltd.	2,400	30,987
Shimano, Inc.	2,900	471,259
Shin-Etsu Chemical Co., Ltd.	4,200	163,765
Shiseido Co., Ltd.	500	13,353
SMC Corp.	1,300	683,751
SoftBank Group Corp.	700	34,559
Sony Group Corp.	600	49,561
Sumitomo Corp.	4,600	120,643
Sumitomo Electric Industries, Ltd.	4,600	70,915
Sumitomo Forestry Co., Ltd.	1,500	46,077
Sumitomo Heavy Industries, Ltd.	1,200	33,346
Sumitomo Metal Mining Co., Ltd.	1,400	47,211
Sumitomo Mitsui Financial Group, Inc.	3,600	204,360
Suzuki Motor Corp.	2,000	23,267
Sysmex Corp.	900	14,457
T&D Holdings, Inc.	3,200	52,060
Taisei Corp.	1,000	36,530
Takeda Pharmaceutical Co., Ltd.	1,400	36,888
Terumo Corp.	45,200	771,270
Tokio Marine Holdings, Inc.	4,400	138,162
Tokyo Electron, Ltd.	900	197,628
Tokyo Gas Co., Ltd.	1,700	38,132
Tosoh Corp.	2,200	30,326
Toyota Motor Corp.	14,800	338,984
Trend Micro, Inc.	2,200	108,318
West Japan Railway Co.	2,200	41,795
Yamaha Motor Co., Ltd.	3,000	27,950
Yokogawa Electric Corp.	2,900	64,213
		13,772,928
Security Description	Shares or Principal Amount	Value

Jersey — 0.2%
Aptiv PLC†	258	$ 18,318
Experian PLC	717	28,925
Ferguson PLC (LSE)	182	38,391
Ferguson PLC (NYSE)	4,263	894,804
		980,438
Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	164	22,899
Luxembourg — 0.0%
InPost SA†	2,191	35,315
Spotify Technology SA†	154	43,188
Tenaris SA	1,348	22,522
		101,025
Mexico — 0.0%
Arca Continental SAB de CV	3,300	32,105
Fomento Economico Mexicano SAB de CV ADR	272	32,003
		64,108
Netherlands — 0.7%
Adyen NV*†	36	42,904
Airbus SE	341	56,039
Argenx SE†	35	13,113
ASM International NV	60	37,459
ASML Holding NV	2,464	2,147,680
ASR Nederland NV	1,284	64,214
Ferrari NV	345	142,255
ING Groep NV	3,718	58,553
Koninklijke Ahold Delhaize NV	1,026	31,126
Koninklijke KPN NV	58,619	213,150
Koninklijke Philips NV	879	23,466
NN Group NV	1,806	83,263
NXP Semiconductors NV	579	148,334
Prosus NV	927	31,122
Stellantis NV	1,980	43,996
Wolters Kluwer NV	695	103,916
		3,240,590
New Zealand — 0.0%
Spark New Zealand, Ltd.	12,332	34,664
Norway — 0.0%
Aker BP ASA	2,907	70,533
Equinor ASA	2,840	75,680
Kongsberg Gruppen ASA	511	36,115
		182,328
Portugal — 0.0%
Galp Energia SGPS SA	2,504	53,540
Puerto Rico — 0.0%
Popular, Inc.	382	32,466
Singapore — 0.1%
DBS Group Holdings, Ltd.	8,580	219,417
Oversea-Chinese Banking Corp., Ltd.	10,600	110,319
United Overseas Bank, Ltd.	4,600	101,982
Yangzijiang Shipbuilding Holdings, Ltd.	21,900	28,091
		459,809
South Korea — 0.4%
Samsung Electronics Co., Ltd.	30,047	1,663,044
Spain — 0.4%
Acerinox SA	2,393	25,671
Amadeus IT Group SA	378	23,984

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain (continued)
Banco Bilbao Vizcaya Argentaria SA	12,973	$ 139,950
Banco Santander SA	13,389	64,993
CaixaBank SA	10,894	57,382
Cellnex Telecom SA*	428	14,112
Iberdrola SA	79,300	974,260
Industria de Diseno Textil SA	2,685	121,949
Redeia Corp. SA	2,196	36,684
Repsol SA	14,680	228,580
		1,687,565
Sweden — 0.3%
Assa Abloy AB, Class B	4,863	129,499
Atlas Copco AB, Class A	6,297	110,973
Essity AB, Class B	922	22,948
Evolution AB*	179	19,914
Lifco AB, Class B	1,536	37,399
Skandinaviska Enskilda Banken AB, Class A	3,915	51,308
Svenska Handelsbanken AB, Class A	78,639	686,423
Telefonaktiebolaget LM Ericsson, Class B	2,518	12,843
Volvo AB, Class B	1,931	49,395
		1,120,702
Switzerland — 1.2%
ABB, Ltd.	5,094	247,023
Bachem Holding AG	117	10,178
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	90	1,038,223
Chubb, Ltd.	2,408	598,725
Cie Financiere Richemont SA, Class A	382	52,862
Givaudan SA	8	34,194
Holcim AG	708	59,353
Lonza Group AG	1,771	980,588
Nestle SA	3,671	368,235
Novartis AG	3,579	345,699
Roche Holding AG	5,528	1,322,515
Sandoz Group AG	522	17,670
Sika AG	128	36,344
Swissquote Group Holding SA	133	35,883
UBS Group AG	6,556	171,522
Zurich Insurance Group AG	416	200,216
		5,519,230
Taiwan — 0.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	14,962	2,054,881
United Kingdom — 3.4%
4imprint Group PLC	381	29,537
Anglo American PLC	1,673	54,589
ARM Holdings PLC ADR†	4,516	457,064
Ashtead Group PLC	415	29,998
AstraZeneca PLC	9,191	1,383,832
Auto Trader Group PLC*	11,579	100,271
BAE Systems PLC	2,129	35,409
Barclays PLC	11,297	28,407
BP PLC	37,110	240,056
Bunzl PLC	23,005	879,811
Burberry Group PLC	34,845	499,603
Compass Group PLC	944	26,233
Diageo PLC	28,734	990,848
GSK PLC	71,180	1,475,472
Haleon PLC	217,634	919,406
HSBC Holdings PLC (OTC US)	20,973	181,560
HSBC Holdings PLC (SEHK)	4,000	34,171
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
IMI PLC	1,480	$ 32,182
InterContinental Hotels Group PLC	1,512	147,325
Lloyds Banking Group PLC	39,363	25,407
London Stock Exchange Group PLC	207	22,807
National Grid PLC	8,868	116,417
Prudential PLC	1,474	12,826
Reckitt Benckiser Group PLC	16,250	906,475
RELX PLC	36,494	1,499,958
Rio Tinto PLC	19,527	1,330,732
Rolls-Royce Holdings PLC†	4,893	25,164
Severn Trent PLC	1,826	56,299
Shell PLC (LSE)	13,436	478,813
Shell PLC (XAMS)	48,935	1,743,542
Standard Chartered PLC	2,339	20,135
Unilever PLC	30,447	1,573,942
United Utilities Group PLC	4,467	58,312
Vodafone Group PLC	18,949	16,004
		15,432,607
United States — 24.9%
3M Co.	1,284	123,919
A.O. Smith Corp.	1,264	104,710
Abbott Laboratories	3,813	404,064
AbbVie, Inc.	3,100	504,184
Adobe, Inc.†	1,387	641,945
Advanced Micro Devices, Inc.†	4,979	788,574
Aflac, Inc.	3,129	261,741
Agilent Technologies, Inc.	489	67,013
Air Products and Chemicals, Inc.	794	187,654
Airbnb, Inc., Class A†	793	125,746
Albemarle Corp.	85	10,226
Align Technology, Inc.†	54	15,249
Allstate Corp.	182	30,951
Alnylam Pharmaceuticals, Inc.†	71	10,220
Alphabet, Inc., Class A†	22,997	3,743,452
Alphabet, Inc., Class C†	11,316	1,863,066
Amazon.com, Inc.†	25,657	4,489,975
American Express Co.	3,234	756,853
American Tower Corp.	1,224	209,989
Ameriprise Financial, Inc.	305	125,596
AMETEK, Inc.	1,489	260,069
Amgen, Inc.	1,069	292,842
Amphenol Corp., Class A	2,466	297,819
Analog Devices, Inc.	655	131,400
Apollo Global Management, Inc.	276	29,913
Apple, Inc.	29,823	5,079,752
Applied Materials, Inc.	1,520	301,948
Archer-Daniels-Midland Co.	362	21,235
Arista Networks, Inc.†	2,413	619,079
Armstrong World Industries, Inc.	556	63,873
Assurant, Inc.	425	74,120
AT&T, Inc.	8,835	149,223
ATI, Inc.†	1,407	83,998
Atkore, Inc.	182	31,905
Atlassian Corp., Class A†	81	13,956
Atmos Energy Corp.	454	53,527
Autodesk, Inc.†	279	59,385
Autoliv, Inc.	601	71,994
Automatic Data Processing, Inc.	932	225,441
AutoZone, Inc.†	64	189,210
Ball Corp.	2,238	155,698
Bank of America Corp.	14,427	533,943
Bank of New York Mellon Corp.	4,477	252,906

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Bank OZK	771	$ 34,425
Baxter International, Inc.	431	17,399
Becton Dickinson & Co.	181	42,463
Berkshire Hathaway, Inc., Class B†	1,953	774,814
BILL Holdings, Inc.†	96	5,987
Biogen, Inc.†	74	15,897
BlackRock, Inc.	564	425,617
Blackstone, Inc.	369	43,029
Block, Inc.†	1,861	135,853
Booking Holdings, Inc.	509	1,757,083
Boston Scientific Corp.†	10,045	721,934
Bristol-Myers Squibb Co.	2,587	113,673
Broadcom, Inc.	985	1,280,766
Builders FirstSource, Inc.†	256	46,802
Cabot Corp.	256	23,355
Cadence Design Systems, Inc.†	1,602	441,559
Caesars Entertainment, Inc.†	440	15,761
Capital One Financial Corp.	311	44,607
Carlisle Cos., Inc.	231	89,686
Caterpillar, Inc.	1,575	526,948
CDW Corp.	125	30,232
Celsius Holdings, Inc.†	1,103	78,611
Centene Corp.†	338	24,694
Charles Schwab Corp.	6,852	506,705
Charter Communications, Inc., Class A†	50	12,797
Chevron Corp.	2,747	443,009
Chipotle Mexican Grill, Inc.†	136	429,706
Church & Dwight Co., Inc.	1,507	162,590
Cigna Group	1,774	633,389
Cintas Corp.	633	416,729
Cisco Systems, Inc.	5,542	260,363
Citigroup, Inc.	3,156	193,557
Clorox Co.	481	71,125
Cloudflare, Inc., Class A†	781	68,259
CME Group, Inc.	190	39,832
Coca-Cola Co.	20,053	1,238,674
Cognizant Technology Solutions Corp., Class A	283	18,587
Coinbase Global, Inc., Class A†	108	22,024
Colgate-Palmolive Co.	8,358	768,267
Comcast Corp., Class A	7,688	292,990
Commercial Metals Co.	158	8,491
Conagra Brands, Inc.	710	21,854
ConocoPhillips	9,475	1,190,249
Constellation Energy Corp.	208	38,676
Copart, Inc.†	2,852	154,892
Corning, Inc.	837	27,939
Corpay, Inc.†	481	145,329
Corteva, Inc.	472	25,549
CoStar Group, Inc.†	292	26,727
Costco Wholesale Corp.	1,462	1,056,880
Coterra Energy, Inc.	15,557	425,639
Crowdstrike Holdings, Inc., Class A†	1,806	528,327
Crown Castle, Inc.	246	23,070
CSX Corp.	3,486	115,805
CVS Health Corp.	667	45,163
D.R. Horton, Inc.	639	91,051
Danaher Corp.	1,784	439,970
Datadog, Inc., Class A†	1,012	127,006
Deere & Co.	733	286,904
Dexcom, Inc.†	680	86,625
Digital Realty Trust, Inc.	170	23,593
Discover Financial Services	243	30,795
Security Description	Shares or Principal Amount	Value

United States (continued)
DocuSign, Inc.†	210	$ 11,886
Dollar General Corp.	124	17,260
Dollar Tree, Inc.†	413	48,837
Dominion Energy, Inc.	604	30,792
Dow, Inc.	587	33,400
Dropbox, Inc., Class A†	623	14,429
Duke Energy Corp.	589	57,875
DuPont de Nemours, Inc.	410	29,725
eBay, Inc.	5,804	299,138
Ecolab, Inc.	2,530	572,159
Edison International	424	30,129
Edwards Lifesciences Corp.†	2,108	178,484
Electronic Arts, Inc.	1,594	202,151
Elevance Health, Inc.	1,142	603,638
Eli Lilly & Co.	3,234	2,526,077
Emerson Electric Co.	3,815	411,181
Enphase Energy, Inc.†	89	9,680
EOG Resources, Inc.	1,967	259,900
Equinix, Inc.	320	227,555
Equity LifeStyle Properties, Inc.	767	46,242
Estee Lauder Cos., Inc., Class A	138	20,246
Etsy, Inc.†	129	8,858
Evercore, Inc., Class A	347	62,980
Eversource Energy	485	29,401
Exact Sciences Corp.†	145	8,606
Exelon Corp.	832	31,267
Extra Space Storage, Inc.	728	97,756
Exxon Mobil Corp.	6,276	742,262
FactSet Research Systems, Inc.	135	56,280
Fair Isaac Corp.†	279	316,199
Fastenal Co.	1,918	130,309
FedEx Corp.	141	36,911
Fidelity National Information Services, Inc.	387	26,285
First Horizon Corp.	2,226	33,212
First Solar, Inc.†	1,254	221,080
Fiserv, Inc.†	1,161	177,250
Ford Motor Co.	2,385	28,978
Fortinet, Inc.†	2,505	158,266
Freeport-McMoRan, Inc.	8,667	432,830
Gartner, Inc.†	506	208,771
GE HealthCare Technologies, Inc.	314	23,939
GE Vernova, Inc.†	1,508	231,795
General Dynamics Corp.	219	62,873
General Electric Co.	2,717	439,665
General Mills, Inc.	338	23,815
General Motors Co.	1,030	45,866
Gentex Corp.	3,679	126,190
Gilead Sciences, Inc.	1,946	126,879
Global Payments, Inc.	191	23,449
Globe Life, Inc.	342	26,050
GMS, Inc.†	269	24,888
Goldman Sachs Group, Inc.	277	118,199
Graco, Inc.	455	36,491
Graphic Packaging Holding Co.	1,341	34,665
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,213	30,337
Hartford Financial Services Group, Inc.	975	94,468
HCA Healthcare, Inc.	1,656	513,062
HEICO Corp.	368	76,323
Hess Corp.	282	44,412
Hilton Worldwide Holdings, Inc.	958	188,994
Hims & Hers Health, Inc.†	2,671	33,468
Home Depot, Inc.	2,820	942,500
Honeywell International, Inc.	352	67,841

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Howmet Aerospace, Inc.	6,985	$ 466,249
HP, Inc.	1,001	28,118
Hubbell, Inc.	242	89,666
HubSpot, Inc.†	106	64,116
Humana, Inc.	66	19,938
Huntington Bancshares, Inc.	3,868	52,102
Huntington Ingalls Industries, Inc.	140	38,770
IDEX Corp.	215	47,399
IDEXX Laboratories, Inc.†	610	300,584
Illinois Tool Works, Inc.	854	208,470
Illumina, Inc.†	114	14,028
Incyte Corp.†	228	11,867
Intel Corp.	7,824	238,397
Intercontinental Exchange, Inc.	1,167	150,263
International Business Machines Corp.	423	70,303
International Flavors & Fragrances, Inc.	224	18,962
International Paper Co.	435	15,199
Intuit, Inc.	1,088	680,675
Intuitive Surgical, Inc.†	1,018	377,291
IQVIA Holdings, Inc.†	598	138,598
Jabil, Inc.	105	12,323
Johnson & Johnson	3,761	543,803
JPMorgan Chase & Co.	11,748	2,252,561
Keysight Technologies, Inc.†	164	24,262
Kimberly-Clark Corp.	830	113,320
Kinder Morgan, Inc.	2,498	45,663
KLA Corp.	282	194,380
Kroger Co.	3,264	180,760
Lam Research Corp.	703	628,770
Las Vegas Sands Corp.	391	17,345
Lennar Corp., Class A	558	84,604
Lennox International, Inc.	177	82,025
Liberty Broadband Corp., Class C†	249	12,383
Liberty Media Corp.-Liberty Formula One, Class C†	14,363	1,004,979
Lincoln Electric Holdings, Inc.	313	68,713
Loews Corp.	873	65,606
Lowe's Cos., Inc.	645	147,054
Lululemon Athletica, Inc.†	2,079	749,687
M&T Bank Corp.	393	56,745
Manhattan Associates, Inc.†	197	40,594
Marathon Petroleum Corp.	275	49,973
Markel Group, Inc.†	32	46,669
Marriott International, Inc., Class A	204	48,171
Marsh & McLennan Cos., Inc.	2,762	550,826
Marvell Technology, Inc.	1,606	105,851
Masco Corp.	1,423	97,404
Mastercard, Inc., Class A	2,644	1,192,973
Match Group, Inc.†	1,555	47,925
McDonald's Corp.	1,264	345,123
McKesson Corp.	226	121,409
Medpace Holdings, Inc.†	250	97,087
MercadoLibre, Inc.†	719	1,048,805
Merck & Co., Inc.	12,937	1,671,719
Meta Platforms, Inc., Class A	6,235	2,682,110
MetLife, Inc.	756	53,736
Mettler-Toledo International, Inc.†	23	28,283
MGIC Investment Corp.	2,786	56,500
Microchip Technology, Inc.	1,014	93,268
Micron Technology, Inc.	5,365	606,030
Microsoft Corp.	19,912	7,752,339
Moderna, Inc.†	174	19,194
Mondelez International, Inc., Class A	2,323	167,117
Security Description	Shares or Principal Amount	Value

United States (continued)
MongoDB, Inc.†	264	$ 96,408
Monster Beverage Corp.†	5,684	303,810
Moody's Corp.	1,026	379,959
Morgan Stanley	6,034	548,129
Motorola Solutions, Inc.	979	332,028
MSCI, Inc.	606	282,269
NetApp, Inc.	705	72,058
Netflix, Inc.†	2,438	1,342,460
Neurocrine Biosciences, Inc.†	604	83,074
Newmont Corp.	797	32,390
NextEra Energy, Inc.	6,709	449,302
NEXTracker, Inc., Class A†	741	31,707
NIKE, Inc., Class B	3,115	287,390
NiSource, Inc.	1,689	47,056
NMI Holdings, Inc., Class A†	827	25,521
Nordson Corp.	436	112,571
Norfolk Southern Corp.	161	37,082
Nucor Corp.	921	155,216
Nutanix, Inc., Class A†	1,093	66,345
NVIDIA Corp.	6,244	5,394,941
NVR, Inc.†	67	498,403
Occidental Petroleum Corp.	374	24,736
Okta, Inc.†	930	86,471
Old Dominion Freight Line, Inc.	670	121,746
Old Republic International Corp.	1,541	46,014
Omnicom Group, Inc.	294	27,295
Oracle Corp.	4,193	476,954
O'Reilly Automotive, Inc.†	519	525,882
Otis Worldwide Corp.	1,574	143,549
Owens Corning	1,241	208,749
PACCAR, Inc.	1,437	152,480
Packaging Corp. of America	201	34,769
Palantir Technologies, Inc., Class A†	3,385	74,368
Palo Alto Networks, Inc.†	734	213,513
Parker-Hannifin Corp.	1,049	571,611
Paychex, Inc.	590	70,098
PayPal Holdings, Inc.†	2,094	142,224
PepsiCo, Inc.	4,914	864,422
Pfizer, Inc.	7,799	199,810
Phillips 66	279	39,956
Pinterest, Inc., Class A†	418	13,982
Pioneer Natural Resources Co.	128	34,473
PNC Financial Services Group, Inc.	745	114,179
PPG Industries, Inc.	377	48,633
Primerica, Inc.	347	73,515
Procter & Gamble Co.	8,574	1,399,277
Progressive Corp.	774	161,185
Prologis, Inc.	1,796	183,282
Prudential Financial, Inc.	970	107,166
PTC, Inc.†	308	54,652
Public Storage	134	34,766
PulteGroup, Inc.	565	62,952
Pure Storage, Inc., Class A†	604	30,442
QUALCOMM, Inc.	1,277	211,790
Qualys, Inc.†	196	32,126
Radian Group, Inc.	1,115	33,305
Regeneron Pharmaceuticals, Inc.†	231	205,742
Regions Financial Corp.	2,674	51,528
Reinsurance Group of America, Inc.	370	69,186
Reliance, Inc.	161	45,840
Republic Services, Inc.	269	51,567
ResMed, Inc.	115	24,609
Rivian Automotive, Inc., Class A†	447	3,978

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
ROBLOX Corp., Class A†	267	$ 9,495
Roku, Inc.†	124	7,150
Rollins, Inc.	3,380	150,613
Roper Technologies, Inc.	115	58,818
Ross Stores, Inc.	235	30,444
RPM International, Inc.	447	47,789
RTX Corp.	800	81,216
S&P Global, Inc.	659	274,032
Salesforce, Inc.	3,099	833,445
SBA Communications Corp.	89	16,565
Sempra	558	39,970
ServiceNow, Inc.†	410	284,265
Sherwin-Williams Co.	1,775	531,808
Simon Property Group, Inc.	762	107,084
Snap, Inc., Class A†	768	11,558
Snap-on, Inc.	405	108,524
Snowflake, Inc., Class A†	683	106,002
Solventum Corp.†	92	5,981
Sonoco Products Co.	506	28,361
Southern Co.	761	55,933
SS&C Technologies Holdings, Inc.	498	30,821
Starbucks Corp.	2,233	197,598
State Street Corp.	279	20,225
Steel Dynamics, Inc.	3,313	431,088
Stifel Financial Corp.	202	16,144
Stryker Corp.	1,834	617,141
Super Micro Computer, Inc.†	86	73,857
Synopsys, Inc.†	423	224,440
Sysco Corp.	450	33,444
Take-Two Interactive Software, Inc.†	141	20,136
Target Corp.	498	80,168
Tenable Holdings, Inc.†	320	14,390
Terex Corp.	567	31,780
Terreno Realty Corp.	247	13,424
Tesla, Inc.†	5,700	1,044,696
Texas Instruments, Inc.	2,449	432,053
Thermo Fisher Scientific, Inc.	1,170	665,402
TJX Cos., Inc.	5,717	537,913
T-Mobile US, Inc.	2,008	329,653
Toll Brothers, Inc.	249	29,658
Trade Desk, Inc., Class A†	2,131	176,553
TransDigm Group, Inc.	139	173,476
Truist Financial Corp.	3,219	120,873
Twilio, Inc., Class A†	139	8,323
Uber Technologies, Inc.†	6,445	427,110
Union Pacific Corp.	2,545	603,572
United Parcel Service, Inc., Class B	1,439	212,224
United Rentals, Inc.	186	124,246
United Therapeutics Corp.†	621	145,519
UnitedHealth Group, Inc.	2,898	1,401,763
Unum Group	1,307	66,265
US Bancorp	5,767	234,313
Valero Energy Corp.	782	125,018
Veeva Systems, Inc., Class A†	405	80,417
Ventas, Inc.	528	23,380
Veralto Corp.	277	25,949
VeriSign, Inc.†	160	27,117
Verisk Analytics, Inc.	416	90,671
Verizon Communications, Inc.	5,579	220,315
Vertex Pharmaceuticals, Inc.†	833	327,211
Viatris, Inc.	1,415	16,372
Visa, Inc., Class A	6,754	1,814,192
Security Description	Shares or Principal Amount	Value

United States (continued)
Walgreens Boots Alliance, Inc.	614	$ 10,886
Walmart, Inc.	6,605	392,007
Walt Disney Co.	3,398	377,518
Warner Bros. Discovery, Inc.†	1,816	13,366
Waste Management, Inc.	1,582	329,088
Waters Corp.†	174	53,773
Watsco, Inc.	113	50,592
WEC Energy Group, Inc.	522	43,138
Wells Fargo & Co.	7,337	435,231
Welltower, Inc.	1,018	96,995
West Pharmaceutical Services, Inc.	55	19,661
Weyerhaeuser Co.	878	26,489
Williams Cos., Inc.	925	35,483
Workday, Inc., Class A†	145	35,486
WW Grainger, Inc.	119	109,641
Yum! Brands, Inc.	231	32,629
Zebra Technologies Corp., Class A†	73	22,963
Zeta Global Holdings Corp., Class A†	1,296	16,019
Zimmer Biomet Holdings, Inc.	193	23,214
Zoetis, Inc.	859	136,787
Zscaler, Inc.†	502	86,816
		112,738,919
Total Common Stocks (cost $157,031,317)		191,103,538
CORPORATE BONDS & NOTES — 35.9%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	$ 419,000	341,362
Bermuda — 0.1%
Aircastle, Ltd.
6.50%, 07/18/2028*	347,000	349,477
British Virgin Islands — 0.2%
TSMC Global, Ltd.
1.25%, 04/23/2026*	1,000,000	921,914
Canada — 1.2%
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	904,000	776,330
CCL Industries, Inc.
3.05%, 06/01/2030*	765,000	652,671
Cenovus Energy, Inc.
2.65%, 01/15/2032	143,000	115,760
Magna International, Inc.
5.50%, 03/21/2033	811,000	809,859
Rogers Communications, Inc.
4.55%, 03/15/2052	3,971,000	3,140,780
		5,495,400
Cayman Islands — 0.0%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025*	303,000	294,570
France — 0.2%
Societe Generale SA
2.80%, 01/19/2028*	1,165,000	1,067,301
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	783,040
Germany — 0.5%
Deutsche Bank AG
2.31%, 11/16/2027	1,050,000	955,187

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Germany (continued)
7.08%, 02/10/2034	$ 303,000	$ 302,150
7.15%, 07/13/2027	1,008,000	1,029,051
		2,286,388
Ireland — 2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/2026	3,503,000	3,263,763
3.30%, 01/30/2032	2,318,000	1,935,174
Bank of Ireland Group PLC
2.03%, 09/30/2027*	2,190,000	1,991,612
5.60%, 03/20/2030*	1,397,000	1,369,266
Trane Technologies Financing, Ltd.
5.25%, 03/03/2033	864,000	849,909
		9,409,724
Italy — 0.4%
UniCredit SpA
3.13%, 06/03/2032*	2,003,000	1,654,199
Netherlands — 0.2%
JDE Peet's NV
1.38%, 01/15/2027*	1,213,000	1,082,626
Spain — 0.2%
Banco Santander SA
2.75%, 12/03/2030	1,000,000	813,698
Switzerland — 1.2%
UBS Group AG
3.09%, 05/14/2032*	6,527,000	5,404,638
United Kingdom — 0.7%
Anglo American Capital PLC
2.63%, 09/10/2030*	2,653,000	2,225,568
Barclays PLC
5.50%, 08/09/2028	864,000	851,661
		3,077,229
United States — 28.6%
AbbVie, Inc.
5.40%, 03/15/2054	903,000	874,259
AES Corp.
2.45%, 01/15/2031	1,179,000	948,407
Alexandria Real Estate Equities, Inc.
2.95%, 03/15/2034	2,094,000	1,651,873
4.75%, 04/15/2035	390,000	355,229
5.25%, 05/15/2036	165,000	154,969
American Tower Corp.
2.10%, 06/15/2030	2,096,000	1,710,276
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,940,000	2,462,506
5.00%, 06/15/2034	758,000	732,498
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	923,166
4.85%, 03/01/2039	990,000	882,027
Bank of America Corp.
1.90%, 07/23/2031	914,000	731,449
2.88%, 10/22/2030	2,582,000	2,244,176
4.38%, 01/27/2027(1)	2,251,000	2,064,430
5.29%, 04/25/2034	1,683,000	1,621,122
Bank of New York Mellon Corp.
5.19%, 03/14/2035	2,570,000	2,471,637
Barrick North America Finance LLC
5.75%, 05/01/2043	1,058,000	1,039,388
Security Description	Shares or Principal Amount	Value

United States (continued)
Boeing Co.
3.25%, 02/01/2028	$ 1,872,000	$ 1,692,119
3.75%, 02/01/2050	557,000	359,111
3.95%, 08/01/2059	863,000	539,349
Boston Properties LP
3.25%, 01/30/2031	2,234,000	1,857,394
3.40%, 06/21/2029	750,000	656,463
Boston Scientific Corp.
2.65%, 06/01/2030	607,000	521,876
BP Capital Markets America, Inc.
4.81%, 02/13/2033	871,000	832,581
Capital One Financial Corp.
6.05%, 02/01/2035	524,000	515,394
Carrier Global Corp.
2.70%, 02/15/2031	1,025,000	864,085
5.90%, 03/15/2034	808,000	825,520
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	2,944,000	1,722,587
3.90%, 06/01/2052	699,000	420,376
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/2029	700,000	635,874
Cigna Corp.
2.38%, 03/15/2031	2,535,000	2,072,997
Cigna Group
5.25%, 02/15/2034	612,000	589,784
ConocoPhillips Co.
5.30%, 05/15/2053	401,000	375,157
Continental Resources, Inc.
2.88%, 04/01/2032*	981,000	784,043
4.38%, 01/15/2028	812,000	774,158
Crown Castle, Inc.
2.25%, 01/15/2031	2,110,000	1,696,794
Dell International LLC/EMC Corp.
4.90%, 10/01/2026	750,000	738,687
Diamondback Energy, Inc.
3.13%, 03/24/2031	1,134,000	982,236
Digital Realty Trust LP
3.60%, 07/01/2029	913,000	827,019
Discover Financial Services
6.70%, 11/29/2032	824,000	844,301
7.96%, 11/02/2034	877,000	965,392
Discovery Communications LLC
3.95%, 03/20/2028	561,000	521,958
Duke Energy Carolinas LLC
3.55%, 03/15/2052	305,000	209,555
Energy Transfer LP
5.25%, 04/15/2029	750,000	738,264
5.55%, 05/15/2034	1,299,000	1,264,167
EQT Corp.
3.90%, 10/01/2027	1,972,000	1,859,993
5.70%, 04/01/2028	338,000	336,762
Equinix, Inc.
2.15%, 07/15/2030	1,157,000	942,952
3.90%, 04/15/2032	508,000	449,286
Equitable Financial Life Global Funding
1.80%, 03/08/2028*	1,632,000	1,419,426
Essex Portfolio LP
2.65%, 03/15/2032	1,119,000	898,705
Five Corners Funding Trust III
5.79%, 02/15/2033*	1,141,000	1,141,052
Flowers Foods, Inc.
2.40%, 03/15/2031	496,000	402,974

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Ford Motor Credit Co. LLC
2.90%, 02/16/2028	$ 1,220,000	$ 1,085,306
4.00%, 11/13/2030	1,149,000	1,001,336
6.80%, 11/07/2028	589,000	602,191
General Motors Financial Co., Inc.
5.75%, 02/08/2031	290,000	286,534
HCA, Inc.
4.63%, 03/15/2052	1,277,000	1,000,211
Hess Corp.
4.30%, 04/01/2027	2,965,000	2,869,245
High Street Funding Trust II
4.68%, 02/15/2048*	395,000	307,262
Highwoods Realty LP
4.20%, 04/15/2029	439,000	393,965
7.65%, 02/01/2034	535,000	562,250
IQVIA, Inc.
6.25%, 02/01/2029	610,000	619,929
JPMorgan Chase & Co.
3.65%, 06/01/2026(1)	1,480,000	1,384,674
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,220,000	1,068,748
Kilroy Realty LP
2.50%, 11/15/2032	1,098,000	802,589
6.25%, 01/15/2036	331,000	310,886
Kimco Realty OP LLC
6.40%, 03/01/2034	1,001,000	1,035,731
Las Vegas Sands Corp.
3.20%, 08/08/2024	1,509,000	1,494,460
M&T Bank Corp.
5.13%, 11/01/2026(1)	617,000	542,292
Marathon Oil Corp.
5.30%, 04/01/2029	564,000	553,011
6.60%, 10/01/2037	1,785,000	1,817,525
Marathon Petroleum Corp.
4.50%, 04/01/2048	864,000	686,810
Metropolitan Life Global Funding I
5.15%, 03/28/2033*	1,743,000	1,688,331
Mid-America Apartments LP
2.75%, 03/15/2030	894,000	774,022
Morgan Stanley
1.93%, 04/28/2032	3,160,000	2,475,324
Motorola Solutions, Inc.
2.75%, 05/24/2031	2,313,000	1,921,655
MPLX LP
4.50%, 04/15/2038	750,000	640,952
4.95%, 03/14/2052	583,000	487,273
5.00%, 03/01/2033	515,000	484,336
NRG Energy, Inc.
2.45%, 12/02/2027*	2,326,000	2,074,849
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	2,500,000	2,087,590
ONEOK, Inc.
4.35%, 03/15/2029	250,000	237,095
Oracle Corp.
4.65%, 05/06/2030	1,349,000	1,293,248
Pacific Gas & Electric Co.
3.30%, 08/01/2040	419,000	291,988
PG&E Energy Recovery Funding LLC
2.28%, 01/15/2038	644,000	490,188
2.82%, 07/15/2046	853,000	580,220
Piedmont Operating Partnership LP
3.15%, 08/15/2030	699,000	539,856
Security Description	Shares or Principal Amount	Value

United States (continued)
9.25%, 07/20/2028	$ 714,000	$ 753,540
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	501,000	450,662
3.80%, 09/15/2030	417,000	373,706
4.70%, 06/15/2044	1,000,000	813,764
PNC Financial Services Group, Inc.
6.20%, 09/15/2027(1)	483,000	473,487
6.88%, 10/20/2034	960,000	1,018,953
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	595,033
Quanta Services, Inc.
2.90%, 10/01/2030	885,000	756,861
3.05%, 10/01/2041	259,000	175,427
Realty Income Corp.
4.90%, 07/15/2033	886,000	832,229
Republic Services, Inc.
1.45%, 02/15/2031	686,000	533,911
5.00%, 12/15/2033	425,000	409,282
Ross Stores, Inc.
1.88%, 04/15/2031	2,408,000	1,918,931
RTX Corp.
4.13%, 11/16/2028	436,000	414,318
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,462,000	1,393,265
Sempra Energy
3.80%, 02/01/2038	887,000	704,180
Southern California Edison Co.
4.20%, 03/01/2029	1,000,000	943,954
Stanley Black & Decker, Inc.
4.00%, 03/15/2060	813,000	713,733
Targa Resources Corp.
4.20%, 02/01/2033	1,034,000	912,698
T-Mobile USA, Inc.
3.88%, 04/15/2030	3,816,000	3,491,659
Tractor Supply Co.
1.75%, 11/01/2030	2,428,000	1,933,955
5.25%, 05/15/2033	135,000	131,953
Truist Financial Corp.
4.80%, 09/01/2024(1)	3,592,000	3,475,330
UnitedHealth Group, Inc.
5.00%, 04/15/2034	507,000	490,421
5.88%, 02/15/2053	1,107,000	1,127,122
Verizon Communications, Inc.
3.55%, 03/22/2051	1,801,000	1,255,407
VMware, Inc.
1.80%, 08/15/2028	2,071,000	1,775,182
Warnermedia Holdings, Inc.
4.05%, 03/15/2029	1,220,000	1,112,865
5.05%, 03/15/2042	792,000	634,006
5.14%, 03/15/2052	3,547,000	2,716,697
Wells Fargo & Co.
2.88%, 10/30/2030	2,171,000	1,884,513
3.35%, 03/02/2033	1,269,000	1,071,240
3.90%, 03/15/2026(1)	2,066,000	1,959,576
4.90%, 07/25/2033	1,658,000	1,556,624
5.39%, 04/24/2034	478,000	460,640
Western Midstream Operating LP
4.75%, 08/15/2028	1,830,000	1,765,794
Westlake Corp.
3.38%, 06/15/2030	385,000	338,201

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Xylem, Inc.
2.25%, 01/30/2031	$ 680,000	$ 557,856
		129,564,660
Total Corporate Bonds & Notes (cost $181,535,347)		162,546,226
UNAFFILIATED INVESTMENT COMPANIES — 3.4%
United States — 3.4%
Invesco S&P 500 Equal Weight ETF	8,446	1,361,495
iShares iBoxx $ Investment Grade Corporate Bond ETF	123,747	12,992,198
SPDR S&P Metals & Mining ETF	19,176	1,136,561
Total Unaffiliated Investment Companies (cost $16,012,898)		15,490,254
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - traded put option on the S&P 500 Index (Expiration Date: 05/17/2024; Strike Price: $4,270.00)	152	19,380
Exchange - traded put option on the S&P 500 Index (Expiration Date: 07/19/2024; Strike Price: $4,250.00)	160	171,200
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $4,375.00; Counterparty: UBS AG)	143	101,530
Total Purchased Options (cost $778,863)		292,110
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc. Expires 03/31/2040†(2) (cost $0)	52	0
Total Long-Term Investment Securities (cost $355,358,425)		369,432,128
SHORT-TERM INVESTMENTS — 16.6%
U.S. Government — 15.9%
United States Treasury Bills
5.03%, 07/11/2024	35,000,000	34,636,914
5.16%, 06/13/2024	37,500,000	37,264,187
		71,901,101
Security Description	Shares or Principal Amount	Value

Unaffiliated Investment Companies — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 5.39%(3)	3,366,764	$ 3,367,437
Total Short-Term Investments (cost $75,289,373)		75,268,538
TOTAL INVESTMENTS (cost $430,647,798)	98.3%	444,700,666
Other assets less liabilities	1.7	7,532,382
NET ASSETS	100.0%	$452,233,048
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $26,714,604 representing 5.9% of net assets.
(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 1).
(3)	The rate shown is the 7-day yield as of April 30, 2024.
ADR—American Depositary Receipt
CDI—Chess Depositary Interest
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NYSE—New York Stock Exchange
OTC—Over the Counter
SEHK—Hong Kong Stock Exchange
XAMS—Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
25	Long	E-Mini S&P Select Sector Index - Energy	June 2024	$ 2,398,935	$ 2,462,501	$ 63,566
30	Long	TOPIX Index	June 2024	5,097,616	5,190,115	92,499
258	Short	Euro-Schatz	June 2024	29,077,680	28,940,749	136,931
162	Short	MSCI Emerging Markets Index	June 2024	8,474,352	8,440,200	34,152
207	Short	U.S. Treasury 10 Year Notes	June 2024	22,886,665	22,239,563	647,102
						$974,250
						Unrealized (Depreciation)
108	Long	Euro STOXX 50 Index	June 2024	$ 5,687,449	$ 5,632,815	$ (54,634)
372	Long	S&P 500 E-Mini Index	June 2024	96,023,123	94,246,200	(1,776,923)
18	Long	S&P/Toronto Stock Exchange 60 Index	June 2024	3,424,302	3,413,940	(10,362)
32	Long	SPI 200 Index	June 2024	4,007,778	3,942,823	(64,955)
120	Long	U.S. Treasury 2 Year Notes	June 2024	24,553,929	24,318,750	(235,179)
69	Long	U.S. Treasury 5 Year Notes	June 2024	7,413,784	7,227,211	(186,573)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
146	Long	U.S. Treasury Long Bonds	June 2024	$17,333,206	$16,616,625	$ (716,581)
10	Short	FTSE 100 Index	June 2024	969,388	1,014,958	(45,570)
						$(3,090,777)
		Net Unrealized Appreciation (Depreciation)				$(2,116,527)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CHF	151,739	GBP	134,353	05/28/2024	$ 2,372	$ —
	CHF	6,170,453	JPY	1,045,359,803	05/28/2024	—	(77,191)
	EUR	4,332,422	AUD	7,177,000	05/28/2024	24,763	—
	JPY	1,052,063,000	USD	6,741,511	05/28/2024	44,719	—
	USD	1,847,527	CAD	2,534,000	05/28/2024	—	(6,066)
	USD	6,803,005	CHF	6,185,000	05/28/2024	—	(55,822)
						71,854	(139,079)
Barclays Bank PLC	EUR	4,345,876	CLP	4,462,537,000	05/16/2024	7,002	—
	EUR	6,621,000	USD	7,080,514	05/28/2024	7,559	—
	GBP	76,916	AUD	148,725	05/28/2024	297	—
	IDR	2,902,251,000	USD	179,706	05/16/2024	1,263	—
	JPY	223,601,000	USD	1,454,071	05/28/2024	30,763	—
	SGD	3,649,000	USD	2,689,640	05/28/2024	13,343	—
	TWD	17,403,000	USD	534,999	05/16/2024	1,938	—
	USD	738,018	CHF	668,000	05/28/2024	—	(9,301)
						62,165	(9,301)
Citibank, N.A.	AUD	355,000	CAD	315,027	05/28/2024	—	(1,220)
	EUR	13,939	GBP	12,000	05/28/2024	106	—
	GBP	134,353	CHF	150,743	05/28/2024	—	(3,458)
	GBP	12,000	EUR	14,006	05/28/2024	—	(35)
	USD	2,127,337	HKD	16,639,000	05/28/2024	1,449	—
						1,555	(4,713)
Goldman Sachs International	ILS	696,000	USD	184,404	05/28/2024	—	(1,820)
	NZD	86,000	USD	50,597	05/28/2024	—	(78)
	USD	4,136,464	EUR	3,869,000	05/28/2024	—	(3,363)
	USD	178,732	IDR	2,902,251,000	05/16/2024	—	(289)
	USD	717,213	INR	59,860,000	05/16/2024	—	(519)
						—	(6,069)
Morgan Stanley & Co. International PLC	AUD	148,725	GBP	77,084	05/28/2024	—	(87)
	BRL	11,771,000	USD	2,349,126	05/03/2024	82,246	—
	CAD	313,301	AUD	355,000	05/28/2024	2,474	—
	JPY	150,619,364	EUR	919,116	05/28/2024	23,104	—
	USD	2,275,997	BRL	11,771,000	05/03/2024	—	(9,117)
	USD	436,491	COP	1,703,405,000	05/16/2024	—	(3,205)
	USD	183,902	ILS	696,000	05/28/2024	2,322	—
	USD	50,990	NZD	86,000	05/28/2024	—	(314)
						110,146	(12,723)
UBS AG	BRL	11,771,000	USD	2,275,997	05/03/2024	9,117	—
	COP	1,703,405,000	USD	431,080	05/16/2024	—	(2,206)
	DKK	5,377,000	USD	770,965	05/28/2024	603	—
	EUR	917,757	JPY	150,619,364	05/28/2024	—	(21,652)
	EUR	4,270,000	USD	4,550,138	05/28/2024	—	(11,336)
	GBP	1,399,000	USD	1,744,766	05/28/2024	—	(3,584)
	INR	59,860,000	USD	717,047	05/16/2024	354	—
	USD	4,043,656	AUD	6,263,000	05/28/2024	16,710	—
	USD	2,352,671	BRL	11,771,000	05/03/2024	—	(85,791)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	4,868,378	CAD	6,694,000	05/28/2024	$ —	$ (3,841)
	USD	4,692,240	JPY	720,286,534	05/28/2024	—	(107,335)
	USD	402,906	NOK	4,429,000	05/28/2024	—	(3,945)
	USD	531,803	SEK	5,781,000	05/28/2024	—	(6,649)
	USD	539,226	TWD	17,403,000	05/16/2024	—	(6,165)
						26,784	(252,504)
Unrealized Appreciation (Depreciation)						$272,504	$(424,389)
AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
COP—Columbian Peso
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar
Industry Allocation*
Short-Term Investments	16.6%
Banks	12.4
REITS	4.7
Oil & Gas	4.7
Semiconductors	4.6
Internet	4.3
Pharmaceuticals	4.3
Software	4.3
Telecommunications	3.7
Unaffiliated Investment Companies	3.4
Diversified Financial Services	2.8
Insurance	2.5
Pipelines	2.3
Retail	2.2
Beverages	1.9
Healthcare-Products	1.8
Electric	1.7
Computers	1.5
Healthcare-Services	1.3
Commercial Services	1.3
Mining	1.3
Auto Manufacturers	1.2
Cosmetics/Personal Care	1.2
Media	1.0
Aerospace/Defense	1.0
Entertainment	0.9
Building Materials	0.9
Electrical Components & Equipment	0.9
Food	0.8
Chemicals	0.7
Machinery-Diversified	0.6
Distribution/Wholesale	0.6
Miscellaneous Manufacturing	0.6
Auto Parts & Equipment	0.5
Electronics	0.5
Lodging	0.5
Transportation	0.3
Environmental Control	0.3
Apparel	0.3
Household Products/Wares	0.3
Biotechnology	0.3
Energy-Alternate Sources	0.3
Machinery-Construction & Mining	0.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Industry Allocation*(continued)
Hand/Machine Tools	0.2%
Iron/Steel	0.1
Packaging & Containers	0.1
Home Builders	0.1
Leisure Time	0.1
Purchased Options	0.1
Advertising	0.1
98.3%
*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$355,690	$—	$—	$355,690
Canada	2,254,099	—	—	2,254,099
Cayman Islands	829,987	1,370,376	—	2,200,363
Curacao	161,907	—	—	161,907
Ireland	2,850,142	130,371	—	2,980,513
Israel	31,781	—	—	31,781
Jersey	913,122	67,316	—	980,438
Liberia	22,899	—	—	22,899
Luxembourg	43,188	57,837	—	101,025
Mexico	64,108	—	—	64,108
Netherlands	148,334	3,092,256	—	3,240,590
Puerto Rico	32,466	—	—	32,466
Switzerland	598,725	4,920,505	—	5,519,230
Taiwan	2,054,881	—	—	2,054,881
United Kingdom	457,064	14,975,543	—	15,432,607
United States	112,738,919	—	—	112,738,919
Other Countries	—	42,932,022	—	42,932,022
Corporate Bonds & Notes	—	162,546,226	—	162,546,226
Unaffiliated Investment Companies	15,490,254	—	—	15,490,254
Purchased Options	292,110	—	—	292,110
Warrants	—	—	0	0
Short-Term Investments:
U.S. Government	—	71,901,101	—	71,901,101
Other Short-Term Investments	3,367,437	—	—	3,367,437
Total Investments at Value	$142,707,113	$301,993,553	$0	$444,700,666
Other Financial Instruments:†
Futures Contracts	$881,751	$92,499	$—	$974,250
Forward Foreign Currency Contracts	—	272,504	—	272,504
Total Other Financial Instruments	$881,751	$365,003	$—	$1,246,754
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,925,618	$165,159	$—	$3,090,777
Forward Foreign Currency Contracts	—	424,389	—	424,389
Total Other Financial Instruments	$2,925,618	$589,548	$—	$3,515,166
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 92.1%
Advertising — 0.1%
Advantage Solutions, Inc.†	9,759	$ 41,573
Boston Omaha Corp., Class A†	2,637	40,715
Clear Channel Outdoor Holdings, Inc.†	42,142	58,578
Stagwell, Inc.†	9,341	55,579
		196,445
Aerospace/Defense — 0.9%
AAR Corp.†	3,803	262,939
AeroVironment, Inc.†	3,036	485,122
AerSale Corp.†	3,785	26,987
Amprius Technologies, Inc.†	628	1,174
Archer Aviation, Inc., Class A†	17,141	66,507
Astronics Corp.†	3,114	52,222
Barnes Group, Inc.	5,506	191,168
Ducommun, Inc.†	1,505	81,406
Eve Holding, Inc.†	2,033	10,958
Joby Aviation, Inc.†	31,325	158,191
Kratos Defense & Security Solutions, Inc.†	16,183	288,381
Leonardo DRS, Inc.†	7,718	166,091
Moog, Inc., Class A	3,241	515,546
National Presto Industries, Inc.	580	47,554
Redwire Corp.†	883	3,338
Rocket Lab USA, Inc.†	31,810	119,606
Triumph Group, Inc.†	7,241	96,740
Virgin Galactic Holdings, Inc.†	40,157	34,941
		2,608,871
Agriculture — 0.3%
Alico, Inc.	800	22,328
Andersons, Inc.	3,618	198,773
Benson Hill, Inc.†	19,458	3,571
Dole PLC	8,039	97,835
Fresh Del Monte Produce, Inc.	3,826	97,831
Ispire Technology, Inc.†	1,973	10,200
Limoneira Co.	1,967	38,907
Tejon Ranch Co.†	2,354	39,500
Turning Point Brands, Inc.	1,924	55,488
Universal Corp.	2,710	139,375
Vector Group, Ltd.	16,340	169,119
Vital Farms, Inc.†	3,495	93,526
		966,453
Airlines — 0.3%
Allegiant Travel Co.	1,777	96,953
Frontier Group Holdings, Inc.†	4,331	26,159
Hawaiian Holdings, Inc.†	5,726	72,720
JetBlue Airways Corp.†	37,779	214,585
SkyWest, Inc.†	4,553	332,506
Spirit Airlines, Inc.	12,332	43,532
Sun Country Airlines Holdings, Inc.†	4,814	64,074
		850,529
Apparel — 0.4%
Fossil Group, Inc.†	5,408	4,206
Hanesbrands, Inc.†	39,560	180,394
Kontoor Brands, Inc.	6,317	392,033
Oxford Industries, Inc.	1,683	181,394
Rocky Brands, Inc.	784	20,204
Steven Madden, Ltd.	8,305	335,605
Torrid Holdings, Inc.†	1,357	6,880
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Weyco Group, Inc.	667	$ 19,576
Wolverine World Wide, Inc.	8,733	93,792
		1,234,084
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,141	103,512
Hyliion Holdings Corp.†	16,775	21,640
Nikola Corp.†	82,993	51,505
REV Group, Inc.	3,558	77,778
Wabash National Corp.	5,177	119,641
Workhorse Group, Inc.†	25,618	3,873
		377,949
Auto Parts & Equipment — 0.9%
Adient PLC†	10,275	306,914
Aeva Technologies, Inc.†	1,814	5,660
American Axle & Manufacturing Holdings, Inc.†	12,832	94,187
Aurora Innovation, Inc.†	40,126	111,350
Commercial Vehicle Group, Inc.†	3,652	21,948
Cooper-Standard Holdings, Inc.†	1,899	29,301
Dana, Inc.	14,656	182,174
Dorman Products, Inc.†	2,960	258,852
Douglas Dynamics, Inc.	2,535	57,392
Fox Factory Holding Corp.†	4,796	186,660
Gentherm, Inc.†	3,684	186,300
Goodyear Tire & Rubber Co.†	31,650	378,534
Holley, Inc.†	5,931	23,843
indie Semiconductor, Inc., Class A†	16,925	95,118
Luminar Technologies, Inc.†	32,712	48,087
Methode Electronics, Inc.	3,788	46,176
Microvast Holdings, Inc.†	24,707	9,683
Miller Industries, Inc.	1,249	60,839
SES AI Corp.†	14,026	22,161
Shyft Group, Inc.	3,800	41,344
Solid Power, Inc.†	17,411	29,425
Standard Motor Products, Inc.	2,310	74,151
Titan International, Inc.†	5,776	63,651
Visteon Corp.†	3,101	343,064
XPEL, Inc.†	2,542	133,582
		2,810,396
Banks — 7.2%
1st Source Corp.	1,853	91,909
ACNB Corp.	935	30,425
Alerus Financial Corp.	2,013	39,656
Amalgamated Financial Corp.	1,987	48,761
Amerant Bancorp, Inc.	2,901	62,836
Ameris Bancorp	7,441	353,299
Ames National Corp.	967	18,615
Arrow Financial Corp.	1,656	36,879
Associated Banc-Corp	17,017	358,548
Atlantic Union Bankshares Corp.	10,004	317,827
BancFirst Corp.	2,477	220,874
Bancorp, Inc.†	5,779	173,023
Bank First Corp.	1,049	80,972
Bank of Hawaii Corp.	4,409	249,946
Bank of Marin Bancorp	1,768	25,388
Bank of N.T. Butterfield & Son, Ltd.	5,456	185,504
Bank7 Corp.	419	11,439
BankUnited, Inc.	8,362	223,516
Bankwell Financial Group, Inc.	661	15,157
Banner Corp.	3,848	167,888
Bar Harbor Bankshares	1,678	42,084
BayCom Corp.	1,229	24,310

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
BCB Bancorp, Inc.	1,694	$ 15,957
Blue Foundry Bancorp†	2,458	20,991
Blue Ridge Bankshares, Inc.	2,004	5,010
Bridgewater Bancshares, Inc.†	2,297	24,991
Burke & Herbert Financial Services Corp.	723	37,871
Business First Bancshares, Inc.	2,697	54,452
Byline Bancorp, Inc.	2,783	60,308
C & F Financial Corp.	359	14,062
Cadence Bank	20,487	566,875
Cambridge Bancorp	855	52,471
Camden National Corp.	1,605	50,108
Capital Bancorp, Inc.	1,069	20,739
Capital City Bank Group, Inc.	1,484	39,356
Carter Bankshares, Inc.†	2,550	31,034
Cathay General Bancorp	7,816	269,183
Central Pacific Financial Corp.	2,986	59,541
Chemung Financial Corp.	394	16,613
ChoiceOne Financial Services, Inc.	785	19,515
Citizens & Northern Corp.	1,680	28,644
Citizens Financial Services, Inc.	426	17,210
City Holding Co.	1,645	166,178
Civista Bancshares, Inc.	1,737	24,804
CNB Financial Corp.	2,307	43,833
Coastal Financial Corp.†	1,216	47,035
Codorus Valley Bancorp, Inc.	1,048	23,266
Colony Bankcorp, Inc.	1,855	20,164
Community Bank System, Inc.	5,987	258,758
Community Trust Bancorp, Inc.	1,746	73,349
Community West Bancshares	1,770	30,391
ConnectOne Bancorp, Inc.	4,116	73,718
CrossFirst Bankshares, Inc.†	5,079	61,354
Customers Bancorp, Inc.†	3,216	146,875
CVB Financial Corp.	14,958	244,414
Dime Community Bancshares, Inc.	3,931	71,544
Eagle Bancorp, Inc.	3,312	61,239
Eastern Bankshares, Inc.	17,422	218,820
Enterprise Bancorp, Inc.	1,087	26,414
Enterprise Financial Services Corp.	4,079	155,043
Equity Bancshares, Inc., Class A	1,644	54,762
Esquire Financial Holdings, Inc.	781	36,754
Evans Bancorp, Inc.	588	15,047
Farmers & Merchants Bancorp, Inc.	1,428	29,274
Farmers National Banc Corp.	4,093	48,420
FB Financial Corp.	3,988	146,160
Fidelity D&D Bancorp, Inc.	524	23,790
Financial Institutions, Inc.	1,706	29,377
First Bancorp	4,474	136,054
First Bancorp, Inc.	1,099	24,266
First BanCorp/Puerto Rico	18,771	323,800
First Bancshares, Inc.	3,449	82,569
First Bank	2,291	26,759
First Busey Corp.	5,837	130,399
First Business Financial Services, Inc.	883	29,201
First Commonwealth Financial Corp.	11,385	150,168
First Community Bankshares, Inc.	1,930	64,037
First Community Corp.	828	13,687
First Financial Bancorp	10,590	234,145
First Financial Bankshares, Inc.	14,654	433,172
First Financial Corp.	1,286	46,823
First Foundation, Inc.	5,754	31,532
First Interstate BancSystem, Inc., Class A	9,288	247,990
First Merchants Corp.	6,646	222,109
Security Description	Shares or Principal Amount	Value

Banks (continued)
First Mid Bancshares, Inc.	2,503	$ 77,493
First of Long Island Corp.	2,395	22,681
Five Star Bancorp	1,435	31,025
Fulton Financial Corp.	18,068	299,025
FVCBankcorp, Inc.†	1,801	20,730
German American Bancorp, Inc.	3,152	100,013
Glacier Bancorp, Inc.	12,540	453,697
Great Southern Bancorp, Inc.	994	51,092
Guaranty Bancshares, Inc.	921	26,460
Hancock Whitney Corp.	9,756	442,825
Hanmi Financial Corp.	3,421	52,341
HarborOne Bancorp, Inc.	4,533	45,919
HBT Financial, Inc.	1,493	27,553
Heartland Financial USA, Inc.	4,752	200,107
Heritage Commerce Corp.	6,658	52,865
Heritage Financial Corp.	3,899	69,168
Hilltop Holdings, Inc.	5,249	153,586
Home BancShares, Inc.	21,227	502,655
HomeStreet, Inc.	2,034	24,917
Hope Bancorp, Inc.	12,974	130,000
Horizon Bancorp, Inc.	4,848	55,655
Independent Bank Corp.	4,968	249,592
Independent Bank Corp.	2,239	55,550
Independent Bank Group, Inc.	4,067	151,455
International Bancshares Corp.	6,039	336,070
John Marshall Bancorp, Inc.	1,400	23,128
Kearny Financial Corp.	6,228	33,631
Lakeland Bancorp, Inc.	7,010	85,452
Lakeland Financial Corp.	2,791	164,027
LCNB Corp.	1,325	18,683
Live Oak Bancshares, Inc.	3,781	122,202
Macatawa Bank Corp.	2,957	41,398
Mainstreet Bancshares, Inc.	782	11,941
Mercantile Bank Corp.	1,763	63,609
Merchants Bancorp	1,783	71,908
Metrocity Bankshares, Inc.	2,053	47,178
Metropolitan Bank Holding Corp.†	1,162	46,131
Mid Penn Bancorp, Inc.	1,598	32,328
Middlefield Banc Corp.	883	18,958
Midland States Bancorp, Inc.	2,337	51,180
MidWestOne Financial Group, Inc.	1,599	32,252
MVB Financial Corp.	1,275	22,912
National Bank Holdings Corp., Class A	4,140	135,502
National Bankshares, Inc.	649	17,400
NBT Bancorp, Inc.	5,150	180,302
Nicolet Bankshares, Inc.	1,474	112,805
Northeast Bank	755	39,049
Northeast Community Bancorp, Inc.	1,399	22,076
Northrim BanCorp, Inc.	605	28,919
Norwood Financial Corp.	818	19,706
Oak Valley Bancorp	756	18,257
OFG Bancorp	5,188	187,339
Old National Bancorp	35,420	585,847
Old Second Bancorp, Inc.	4,877	66,815
Orange County Bancorp, Inc.	574	24,803
Origin Bancorp, Inc.	3,280	97,416
Orrstown Financial Services, Inc.	1,150	30,153
Park National Corp.	1,611	212,185
Parke Bancorp, Inc.	1,175	19,341
Pathward Financial, Inc.	2,932	147,685
PCB Bancorp	1,225	17,836
Peapack-Gladstone Financial Corp.	1,896	42,433
Penns Woods Bancorp, Inc.	819	14,316

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Peoples Bancorp, Inc.	3,923	$ 113,924
Peoples Financial Services Corp.	771	29,198
Pioneer Bancorp, Inc.†	1,311	11,609
Plumas Bancorp	614	21,588
Ponce Financial Group, Inc.†	2,186	17,575
Preferred Bank	1,434	108,539
Premier Financial Corp.	3,974	77,016
Primis Financial Corp.	2,277	22,132
Princeton Bancorp, Inc.	571	16,645
QCR Holdings, Inc.	1,853	101,841
RBB Bancorp	1,846	32,785
Red River Bancshares, Inc.	535	24,187
Renasant Corp.	6,205	180,317
Republic Bancorp, Inc., Class A	956	48,488
S&T Bancorp, Inc.	4,287	129,253
Sandy Spring Bancorp, Inc.	4,929	100,798
Seacoast Banking Corp. of Florida	9,469	218,450
ServisFirst Bancshares, Inc.	5,727	337,664
Shore Bancshares, Inc.	3,348	34,652
Sierra Bancorp	1,514	30,007
Simmons First National Corp., Class A	13,955	238,491
SmartFinancial, Inc.	1,781	36,600
South Plains Financial, Inc.	1,301	33,722
Southern First Bancshares, Inc.†	862	22,257
Southern States Bancshares, Inc.	853	20,617
Southside Bancshares, Inc.	3,228	86,059
SouthState Corp.	8,559	647,916
Stellar Bancorp, Inc.	5,472	121,478
Sterling Bancorp, Inc.†	2,444	11,560
Stock Yards Bancorp, Inc.	3,051	135,922
Summit Financial Group, Inc.	1,256	33,246
Texas Capital Bancshares, Inc.†	5,313	304,966
Third Coast Bancshares, Inc.†	1,447	28,101
Tompkins Financial Corp.	1,558	68,521
Towne Bank	7,889	204,088
TriCo Bancshares	3,492	121,417
Triumph Financial, Inc.†	2,498	175,759
TrustCo Bank Corp.	2,091	55,662
Trustmark Corp.	6,840	202,464
UMB Financial Corp.	4,979	396,627
United Bankshares, Inc.	14,712	477,552
United Community Banks, Inc.	12,996	327,889
Unity Bancorp, Inc.	809	21,778
Univest Financial Corp.	3,260	68,036
USCB Financial Holdings, Inc.	1,182	13,167
Valley National Bancorp	48,533	340,216
Veritex Holdings, Inc.	5,898	114,893
Virginia National Bankshares Corp.	531	14,980
Walker & Dunlop, Inc.	3,576	327,669
Washington Trust Bancorp, Inc.	1,901	48,399
WesBanco, Inc.	6,486	175,122
West BanCorp, Inc.	1,821	29,609
Westamerica BanCorp	2,910	135,461
		21,747,770
Beverages — 0.4%
BRC, Inc., Class A†	4,594	17,917
Coca-Cola Consolidated, Inc.	537	443,562
Duckhorn Portfolio, Inc.†	5,994	50,769
MGP Ingredients, Inc.	1,783	139,859
National Beverage Corp.†	2,664	118,548
Primo Water Corp.	17,591	331,942
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Vita Coco Co., Inc.†	4,235	$ 102,656
Westrock Coffee Co.†	3,191	32,357
Zevia PBC, Class A†	2,846	2,450
		1,240,060
Biotechnology — 6.7%
2seventy Bio, Inc.†	5,642	25,728
4D Molecular Therapeutics, Inc.†	4,563	109,193
89bio, Inc.†	8,882	75,586
Aadi Bioscience, Inc.†	1,822	3,498
ACADIA Pharmaceuticals, Inc.†	13,776	230,197
Acrivon Therapeutics, Inc.†	1,371	12,462
Actinium Pharmaceuticals, Inc.†	3,113	23,970
Adicet Bio, Inc.†	5,999	8,939
ADMA Biologics, Inc.†	23,946	156,128
Aerovate Therapeutics, Inc.†	1,256	25,133
Agenus, Inc.†	2,140	25,937
Akero Therapeutics, Inc.†	6,912	137,480
Aldeyra Therapeutics, Inc.†	5,231	20,610
Allakos, Inc.†	7,547	7,924
Allogene Therapeutics, Inc.†	10,614	29,295
Allovir, Inc.†	5,718	4,542
Alpine Immune Sciences, Inc.†	4,319	278,964
Altimmune, Inc.†	6,054	39,654
ALX Oncology Holdings, Inc.†	2,963	50,430
Amicus Therapeutics, Inc.†	32,602	325,694
AnaptysBio, Inc.†	2,104	51,211
Anavex Life Sciences Corp.†	8,120	29,638
ANI Pharmaceuticals, Inc.†	1,652	109,032
Annexon, Inc.†	7,567	34,430
Apogee Therapeutics, Inc.†	4,648	233,794
Arbutus Biopharma Corp.†	14,232	38,853
Arcellx, Inc.†	4,309	215,536
Arcturus Therapeutics Holdings, Inc.†	2,619	66,968
Arcus Biosciences, Inc.†	6,042	92,020
Arcutis Biotherapeutics, Inc.†	8,884	73,915
Ardelyx, Inc.†	25,898	165,747
ArriVent Biopharma, Inc.†	1,104	18,238
Arrowhead Pharmaceuticals, Inc.†	13,045	295,078
ARS Pharmaceuticals, Inc.†	2,758	23,995
Astria Therapeutics, Inc.†	5,599	51,399
Atara Biotherapeutics, Inc.†	10,879	7,507
Atea Pharmaceuticals, Inc.†	8,611	31,861
Aura Biosciences, Inc.†	4,007	29,652
Aurinia Pharmaceuticals, Inc.†	15,212	77,429
Avid Bioservices, Inc.†	7,048	53,776
Avidity Biosciences, Inc.†	8,309	200,496
Axsome Therapeutics, Inc.†	4,005	295,409
Beam Therapeutics, Inc.†	8,379	177,802
BioAtla, Inc.†	4,969	11,205
BioCryst Pharmaceuticals, Inc.†	21,292	87,936
Biohaven, Ltd.†	7,685	298,178
Biomea Fusion, Inc.†	2,232	23,972
BioVie, Inc.†	1,471	721
Bluebird Bio, Inc.†	21,510	19,082
Blueprint Medicines Corp.†	6,831	623,944
Bridgebio Pharma, Inc.†	13,104	335,724
Cabaletta Bio, Inc.†	3,868	41,175
Cara Therapeutics, Inc.†	5,254	3,950
Cargo Therapeutics, Inc.†	2,415	46,126
Caribou Biosciences, Inc.†	9,196	33,381
Carisma Therapeutics, Inc.†	2,995	4,882
Cartesian Therapeutics, Inc.†(1)	13,211	2,378

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Cartesian Therapeutics, Inc.†	427	$ 9,424
Cassava Sciences, Inc.†	4,520	100,118
Celcuity, Inc.†	2,052	32,360
Celldex Therapeutics, Inc.†	6,981	261,229
Century Therapeutics, Inc.†	2,631	7,656
Cerevel Therapeutics Holdings, Inc.†	8,045	343,602
CG oncology, Inc.†	2,613	105,016
Chinook Therapeutics, Inc. CVR†(1)	6,629	2,585
Cogent Biosciences, Inc.†	9,330	60,645
Compass Therapeutics, Inc.†	10,251	14,761
Crinetics Pharmaceuticals, Inc.†	7,410	324,706
Cue Biopharma, Inc.†	4,042	7,680
Cullinan Therapeutics, Inc.†	2,904	78,437
Cytek Biosciences, Inc.†	13,615	81,826
Cytokinetics, Inc.†	10,732	658,086
Day One Biopharmaceuticals, Inc.†	7,038	120,350
Deciphera Pharmaceuticals, Inc.†	6,004	151,721
Denali Therapeutics, Inc.†	13,413	207,097
Design Therapeutics, Inc.†	3,681	12,957
Disc Medicine, Inc.†	1,060	29,510
Dynavax Technologies Corp.†	14,560	165,547
Dyne Therapeutics, Inc.†	6,641	168,084
Edgewise Therapeutics, Inc.†	6,477	116,197
Editas Medicine, Inc.†	9,240	48,140
Emergent BioSolutions, Inc.†	5,842	10,983
Entrada Therapeutics, Inc.†	2,404	28,487
Erasca, Inc.†	9,064	18,219
Evolus, Inc.†	4,712	55,460
EyePoint Pharmaceuticals, Inc.†	4,189	73,726
Fate Therapeutics, Inc.†	9,520	37,604
FibroGen, Inc.†	10,372	11,617
Forafric Global PLC†	596	6,121
Genelux Corp.†	2,143	6,665
Generation Bio Co.†	5,087	14,396
Geron Corp.†	57,551	226,175
Guardant Health, Inc.†	12,689	228,402
Halozyme Therapeutics, Inc.†	14,588	555,803
Harvard Bioscience, Inc.†	4,554	17,396
HilleVax, Inc.†	2,945	38,874
Humacyte, Inc.†	6,879	26,966
Icosavax, Inc. CVR†(1)	3,120	967
Ideaya Biosciences, Inc.†	7,392	300,485
IGM Biosciences, Inc.†	1,493	14,378
Ikena Oncology, Inc.†	3,477	4,590
ImmunityBio, Inc.†	14,893	118,995
Immunovant, Inc.†	6,061	166,314
Inhibrx, Inc.†	3,858	131,326
Innoviva, Inc.†	6,555	99,046
Inozyme Pharma, Inc.†	5,363	23,651
Insmed, Inc.†	15,528	383,852
Intellia Therapeutics, Inc.†	10,070	215,498
Intra-Cellular Therapies, Inc.†	11,278	809,873
Iovance Biotherapeutics, Inc.†	26,657	314,019
iTeos Therapeutics, Inc.†	2,784	29,900
Janux Therapeutics, Inc.†	1,943	110,751
Karyopharm Therapeutics, Inc.†	12,722	13,104
Keros Therapeutics, Inc.†	2,884	162,629
Kezar Life Sciences, Inc.†	8,017	6,610
Kiniksa Pharmaceuticals, Ltd., Class A†	3,570	66,830
Kodiak Sciences, Inc.†	3,643	11,694
Krystal Biotech, Inc.†	2,428	371,775
Kymera Therapeutics, Inc.†	4,580	153,980
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Larimar Therapeutics, Inc.†	2,923	$ 20,139
LENZ Therapeutics, Inc.	449	7,126
Lexeo Therapeutics, Inc.†	1,152	14,342
Lexicon Pharmaceuticals, Inc.†	10,407	16,027
Ligand Pharmaceuticals, Inc.†	1,892	132,232
Lineage Cell Therapeutics, Inc.†	14,906	16,248
Liquidia Corp.†	5,654	72,654
MacroGenics, Inc.†	6,836	101,036
MeiraGTx Holdings PLC†	3,663	17,875
Merrimack Pharmaceuticals, Inc.†	1,176	17,334
Mersana Therapeutics, Inc.†	12,454	39,479
Mineralys Therapeutics, Inc.†	2,182	26,730
Monte Rosa Therapeutics, Inc.†	3,475	18,487
Mural Oncology PLC†	1,864	6,897
Myriad Genetics, Inc.†	9,852	192,804
NeoGenomics, Inc.†	14,314	199,251
Neumora Therapeutics, Inc.†	1,671	15,189
Nkarta, Inc.†	3,396	22,685
Novavax, Inc.†	12,726	55,104
Nurix Therapeutics, Inc.†	5,347	64,271
Nuvalent, Inc., Class A†	2,985	205,607
Nuvation Bio, Inc.†	16,364	48,928
Ocean Biomedical, Inc.†	975	1,365
Olema Pharmaceuticals, Inc.†	3,016	30,673
Omega Therapeutics, Inc.†	2,738	6,106
Omeros Corp.†	6,838	21,540
OmniAb, Inc. (Earnout Shares 12.50)†(1)	660	0
OmniAb, Inc. (Earnout Shares 15.00)†(1)	660	0
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	7,891	18,544
Ovid therapeutics, Inc.†	6,698	20,429
PDS Biotechnology Corp.†	3,180	10,653
PepGen, Inc.†	1,129	13,864
Phathom Pharmaceuticals, Inc.†	3,602	32,526
Pliant Therapeutics Inc†	6,420	75,884
Poseida Therapeutics, Inc.†	7,634	18,474
Precigen, Inc.†	14,787	19,519
Prelude Therapeutics Inc†	1,671	6,300
Prime Medicine, Inc.†	4,444	21,864
ProKidney Corp.†	5,055	10,439
Protalix BioTherapeutics, Inc.†	7,595	8,658
Prothena Corp. PLC†	4,740	96,412
PTC Therapeutics, Inc.†	8,094	260,222
Radius Health, Inc. CVR†(1)	5,015	401
Rain Oncology, Inc. CVR†(1)	2,002	100
Rallybio Corp.†	3,434	6,593
RAPT Therapeutics, Inc.†	3,318	25,549
Recursion Pharmaceuticals, Inc., Class A†	15,650	122,383
REGENXBIO, Inc.†	4,616	70,856
Relay Therapeutics, Inc.†	10,641	69,379
Replimune Group, Inc.†	5,554	35,268
REVOLUTION Medicines, Inc.†	15,669	584,140
Rigel Pharmaceuticals, Inc.†	19,223	20,184
Rocket Pharmaceuticals, Inc.†	7,047	151,651
Sage Therapeutics, Inc.†	5,939	82,790
Sana Biotechnology, Inc.†	10,778	97,002
Sangamo Therapeutics, Inc.†	16,735	8,617
Savara, Inc.†	10,147	46,473
Scholar Rock Holding Corp.†	6,475	94,988
Scilex Holding Co.†	7,466	6,370
Seer, Inc.†	6,586	13,699
SpringWorks Therapeutics, Inc.†	7,693	359,186
Stoke Therapeutics, Inc.†	3,131	34,535

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Sutro Biopharma, Inc.†	6,842	$ 23,229
Syndax Pharmaceuticals, Inc.†	8,851	187,022
Tango Therapeutics, Inc.†	5,015	38,615
Tarsus Pharmaceuticals, Inc.†	3,271	102,808
Tela Bio, Inc.†	1,818	8,190
Tenaya Therapeutics, Inc.†	5,218	23,690
Terns Pharmaceuticals, Inc.†	4,871	24,599
TG Therapeutics, Inc.†	15,577	212,782
Theravance Biopharma, Inc.†	5,457	46,057
Theseus Pharmaceuticals, Inc. CVR†(1)	2,293	23
Third Harmonic Bio, Inc.†	2,188	24,374
Travere Therapeutics, Inc.†	8,183	45,252
Turnstone Biologics Corp.†	1,736	4,514
Tyra Biosciences, Inc.†	1,571	26,864
UroGen Pharma, Ltd.†	3,114	43,035
Vaxxinity, Inc.†	4,787	587
Ventyx Biosciences, Inc.†	5,257	19,661
Vera Therapeutics, Inc.†	4,505	177,993
Veracyte, Inc.†	8,178	160,043
Vericel Corp.†	5,350	245,404
Verve Therapeutics, Inc.†	7,400	44,474
Vigil Neuroscience, Inc.†	1,805	4,711
Viking Therapeutics, Inc.†	11,503	915,409
Vir Biotechnology, Inc.†	9,407	79,583
Viridian Therapeutics, Inc.†	5,588	74,097
Vor BioPharma, Inc.†	4,287	7,374
Wave Life Sciences, Ltd.†	8,260	40,722
X4 Pharmaceuticals, Inc.†	14,071	15,760
Xencor, Inc.†	6,515	136,424
XOMA Corp.†	821	20,804
Zentalis Pharmaceuticals, Inc.†	6,542	72,355
Zevra Therapeutics, Inc. †	4,085	18,709
Zura Bio, Ltd.†	1,914	8,173
Zymeworks, Inc.†	6,281	53,891
		20,194,158
Building Materials — 2.3%
AAON, Inc.	7,616	716,589
American Woodmark Corp.†	1,804	166,112
Apogee Enterprises, Inc.	2,484	153,462
Aspen Aerogels, Inc.†	5,741	89,904
Boise Cascade Co.	4,465	590,586
Gibraltar Industries, Inc.†	3,436	245,537
Griffon Corp.	4,425	289,926
JELD-WEN Holding, Inc.†	9,569	196,164
Knife River Corp.†	6,361	497,367
LSI Industries, Inc.	3,148	45,961
Masonite International Corp.†	2,463	326,471
Masterbrand, Inc.†	14,383	239,765
Modine Manufacturing Co.†	5,784	535,772
Simpson Manufacturing Co., Inc.	4,825	839,019
SmartRent, Inc.†	21,100	48,952
SPX Technologies, Inc.†	4,962	604,421
Summit Materials, Inc., Class A†	13,429	522,388
UFP Industries, Inc.	6,752	760,950
		6,869,346
Chemicals — 1.9%
AdvanSix, Inc.	2,930	74,012
American Vanguard Corp.	2,963	33,749
Arcadium Lithium PLC†	115,016	506,070
Avient Corp.	10,166	431,242
Security Description	Shares or Principal Amount	Value

Chemicals (continued)
Balchem Corp.	3,596	$ 508,402
Cabot Corp.	6,115	557,871
Codexis, Inc.†	7,831	22,788
Danimer Scientific, Inc.†	9,858	7,394
Ecovyst, Inc.†	10,401	98,081
H.B. Fuller Co.	6,083	454,461
Hawkins, Inc.	2,175	164,800
Ingevity Corp.†	4,109	210,134
Innospec, Inc.	2,805	336,600
Intrepid Potash, Inc.†	1,194	24,023
Koppers Holdings, Inc.	2,267	116,252
Kronos Worldwide, Inc.	2,481	28,407
Lightwave Logic, Inc.†	13,163	50,283
Mativ Holdings, Inc.	6,034	110,181
Minerals Technologies, Inc.	3,658	266,632
Oil-Dri Corp. of America	552	38,226
Origin Materials, Inc.†	13,131	10,630
Orion SA	6,225	147,283
Perimeter Solutions SA†	16,959	118,713
Quaker Chemical Corp.	1,561	291,173
Rayonier Advanced Materials, Inc.†	7,164	26,722
Rogers Corp.†	1,946	231,749
Sensient Technologies Corp.	4,732	346,477
Stepan Co.	2,395	198,761
Trinseo PLC	3,932	10,263
Tronox Holdings PLC	13,160	223,588
Valhi, Inc.	271	4,003
		5,648,970
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	1,298	424,602
Arch Resources, Inc.	2,023	321,212
CONSOL Energy, Inc.	3,435	284,281
Hallador Energy Co.†	2,566	13,112
NACCO Industries, Inc., Class A	472	12,999
Peabody Energy Corp.	12,690	278,419
Ramaco Resources, Inc.	501	5,566
Ramaco Resources, Inc.	2,505	39,278
SunCoke Energy, Inc.	9,393	96,842
Warrior Met Coal, Inc.	5,815	397,455
		1,873,766
Commercial Services — 4.9%
2U, Inc.†	9,008	2,234
Aaron's Co., Inc.	3,383	23,377
ABM Industries, Inc.	7,080	309,396
Acacia Research Corp.†	4,270	20,795
Adtalem Global Education, Inc.†	4,397	218,179
AirSculpt Technologies, Inc.†	1,383	7,620
Alarm.com Holdings, Inc.†	5,385	358,103
Alight, Inc., Class A†	46,573	420,089
Alta Equipment Group, Inc.	2,592	28,797
AMN Healthcare Services, Inc.†	4,283	256,894
API Group Corp.†	23,516	907,012
Arlo Technologies, Inc.†	10,058	124,518
Bakkt Holdings, Inc.†	320	2,147
Barrett Business Services, Inc.	731	88,817
BrightView Holdings, Inc.†	4,648	52,290
Brink's Co.	5,024	439,399
Cadiz, Inc.†	4,556	10,388
Carriage Services, Inc.	1,507	38,549
Cass Information Systems, Inc.	1,538	66,426
CBIZ, Inc.†	5,388	383,518

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Chegg, Inc.†	12,797	$ 66,161
Cimpress PLC†	2,024	172,587
Cipher Mining, Inc.†	4,839	18,001
Cleanspark, Inc.†	21,669	354,938
CompoSecure, Inc.†	1,877	13,045
CoreCivic, Inc.†	12,781	190,437
CorVel Corp.†	980	234,073
Coursera, Inc.†	14,872	151,992
CPI Card Group, Inc.†	478	8,246
CRA International, Inc.	764	110,849
Cross Country Healthcare, Inc.†	3,772	66,387
Custom Truck One Source, Inc.†	6,283	31,352
Deluxe Corp.	4,892	96,617
Distribution Solutions Group, Inc.†	1,126	37,124
Emerald Holding, Inc.†	1,754	10,086
Ennis, Inc.	2,865	57,014
European Wax Center, Inc., Class A†	3,836	45,111
EVERTEC, Inc.	7,345	275,658
First Advantage Corp.	6,076	99,039
FiscalNote Holdings, Inc.†	6,712	9,128
Flywire Corp.†	11,944	244,852
Forrester Research, Inc.†	1,320	24,011
Franklin Covey Co.†	1,306	50,856
GEO Group, Inc.†	13,540	201,204
Graham Holdings Co., Class B	391	274,236
Green Dot Corp., Class A†	5,220	45,675
Hackett Group, Inc.	2,810	60,949
Healthcare Services Group, Inc.†	8,365	88,836
Heidrick & Struggles International, Inc.	2,228	65,681
Herc Holdings, Inc.	3,178	454,549
HireQuest, Inc.	602	7,718
Huron Consulting Group, Inc.†	2,089	194,778
I3 Verticals, Inc., Class A†	2,532	57,502
ICF International, Inc.	2,105	303,730
Information Services Group, Inc.	3,943	13,288
Insperity, Inc.	3,997	411,411
John Wiley & Sons, Inc., Class A	4,046	152,008
Kelly Services, Inc., Class A	3,513	80,588
Kforce, Inc.	2,115	130,622
Korn Ferry	5,865	356,123
Laureate Education, Inc.	14,727	213,542
Legalzoom.com, Inc.†	15,031	179,620
Lincoln Educational Services Corp.†	2,661	28,366
LiveRamp Holdings, Inc.†	7,258	233,054
Marathon Digital Holdings, Inc.†	25,184	404,455
MarketWise, Inc.	3,622	5,650
Marqeta, Inc., Class A†	53,009	294,200
Matthews International Corp., Class A	3,339	90,086
Medifast, Inc.	1,206	33,201
Monro, Inc.	3,335	90,879
National Research Corp.	1,618	55,417
Payoneer Global, Inc.†	29,782	147,123
Paysafe, Ltd.†	3,647	51,860
Perdoceo Education Corp.	7,342	134,359
Performant Financial Corp.†	7,697	20,474
Priority Technology Holdings, Inc.†	1,984	6,369
PROG Holdings, Inc.	4,980	165,535
Progyny, Inc.†	8,928	286,232
Quad/Graphics, Inc.	3,441	15,450
Remitly Global, Inc.†	15,288	272,585
Rent the Runway, Inc.†	288	2,923
Repay Holdings Corp.†	9,321	94,795
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Resources Connection, Inc.	3,645	$ 40,277
Riot Platforms, Inc.†	22,222	224,664
Sabre Corp.†	37,224	106,833
SoundThinking, Inc.†	1,109	14,816
SP Plus Corp.†	2,199	112,281
Sterling Check Corp.†	3,434	51,956
StoneCo., Ltd., Class A†	32,718	510,401
Strategic Education, Inc.	2,544	292,153
Stride, Inc.†	4,768	318,264
Target Hospitality Corp.†	3,513	39,082
Terawulf, Inc.†	17,297	37,535
Transcat, Inc.†	922	98,995
TriNet Group, Inc.	3,599	361,232
TrueBlue, Inc.†	3,417	35,605
Udemy, Inc.†	10,071	100,911
Universal Technical Institute, Inc.†	4,443	67,622
Upbound Group, Inc.	6,013	186,463
V2X, Inc.†	1,296	62,960
Viad Corp.†	2,288	78,890
Willdan Group, Inc.†	1,385	39,043
WW International, Inc.†	6,125	11,086
ZipRecruiter, Inc., Class A†	7,602	78,149
		14,720,403
Computers — 3.5%
3D Systems Corp.†	14,683	49,188
ASGN, Inc.†	5,183	499,900
Cantaloupe, Inc.†	6,442	37,299
Conduent, Inc.†	19,336	60,908
Corsair Gaming, Inc.†	4,152	46,087
Cricut, Inc.	5,373	28,584
Desktop Metal, Inc., Class A†	31,900	24,959
ExlService Holdings, Inc.†	18,176	527,104
Grid Dynamics Holdings, Inc.†	6,330	61,844
Insight Enterprises, Inc.†	3,161	577,104
Integral Ad Science Holding Corp.†	7,574	72,635
Maximus, Inc.	6,838	548,955
Mitek Systems, Inc.†	4,893	61,799
NetScout Systems, Inc.†	7,670	147,724
NextNav, Inc.†	6,293	57,329
OneSpan, Inc.†	4,503	48,722
PAR Technology Corp.†	3,063	129,504
Parsons Corp.†	4,639	364,208
PlayAGS, Inc.†	4,250	37,570
Presto Automation, Inc.†	468	79
Qualys, Inc.†	4,182	685,472
Rapid7, Inc.†	6,816	305,357
Rimini Street, Inc.†	5,873	15,622
Super Micro Computer, Inc.†	5,719	4,911,477
System1, Inc.†	3,676	6,286
Tenable Holdings, Inc.†	13,080	588,208
Thoughtworks Holding, Inc.†	10,401	24,130
TTEC Holdings, Inc.	2,185	15,907
Unisys Corp.†	7,469	40,557
Varonis Systems, Inc.†	12,219	534,581
Velo3D, Inc.†	10,323	2,731
Vuzix Corp.†	6,631	8,819
		10,520,649
Cosmetics/Personal Care — 0.5%
Beauty Health Co.†	9,097	29,383
e.l.f. Beauty, Inc.†	6,066	985,907
Edgewell Personal Care Co.	5,601	210,709

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Cosmetics/Personal Care (continued)
Inter Parfums, Inc.	2,063	$ 240,092
Waldencast PLC, Class A†	3,126	15,224
		1,481,315
Distribution/Wholesale — 0.6%
A-Mark Precious Metals, Inc.	2,110	84,548
EVI Industries, Inc.	728	14,938
G-III Apparel Group, Ltd.†	4,644	130,729
Global Industrial Co.	1,473	56,725
H&E Equipment Services, Inc.	3,614	174,520
Hudson Technologies, Inc.†	4,926	48,866
MRC Global, Inc.†	9,430	105,899
OPENLANE, Inc.†	12,004	206,229
Resideo Technologies, Inc.†	16,464	321,542
Rush Enterprises, Inc., Class A	6,820	299,534
Rush Enterprises, Inc., Class B	1,024	41,892
ScanSource, Inc.†	2,779	115,662
ThredUp, Inc., Class A†	8,286	13,258
Titan Machinery, Inc.†	2,313	51,487
VSE Corp.	1,471	114,841
		1,780,670
Diversified Financial Services — 2.6%
AlTi Global, Inc.†	2,639	12,139
Artisan Partners Asset Management, Inc., Class A	6,906	282,663
AssetMark Financial Holdings, Inc.†	2,470	83,511
Atlanticus Holdings Corp.†	521	13,780
B. Riley Financial, Inc.	2,295	78,948
BGC Group, Inc., Class A	40,248	315,142
Bit Digital, Inc.†	10,174	20,704
Bread Financial Holdings, Inc.	5,585	206,142
BrightSphere Investment Group, Inc.	3,660	81,398
Brookfield Business Corp., Class A	2,921	59,442
Cohen & Steers, Inc.	2,923	201,044
Columbia Financial, Inc.†	3,337	55,394
Consumer Portfolio Services, Inc.†	959	8,209
Diamond Hill Investment Group, Inc.	308	45,960
Enact Holdings, Inc.	3,328	98,941
Encore Capital Group, Inc.†	2,612	107,327
Enova International, Inc.†	3,186	192,849
Federal Agricultural Mtg. Corp., Class C	1,026	190,969
Finance of America Cos., Inc., Class A†	6,002	2,881
First Western Financial, Inc.†	900	15,003
Forge Global Holdings, Inc.†	12,344	22,590
FTAI Aviation, Ltd.	11,190	785,650
GCM Grosvenor, Inc., Class A	4,779	45,114
Hamilton Lane, Inc., Class A	4,108	458,946
International Money Express, Inc.†	3,542	71,655
LendingClub Corp.†	12,203	91,767
LendingTree, Inc.†	1,196	57,731
Moelis & Co., Class A	7,510	368,591
Mr. Cooper Group, Inc.†	7,251	559,777
Navient Corp.	9,377	140,843
Nelnet, Inc., Class A	1,450	136,561
NerdWallet, Inc., Class A†	3,798	47,741
Ocwen Financial Corp.†	722	16,851
OppFi, Inc.	1,209	3,228
Pagseguro Digital, Ltd.†	22,319	277,872
Paysign, Inc.†	3,668	16,873
PennyMac Financial Services, Inc.	2,868	245,615
Perella Weinberg Partners	4,726	70,512
Piper Sandler Cos.	1,950	381,790
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
PJT Partners, Inc., Class A	2,667	$ 252,005
PRA Group, Inc.†	4,341	103,272
Radian Group, Inc.	17,276	516,034
Regional Management Corp.	905	22,815
Security National Financial Corp., Class A†	1,417	9,324
Silvercrest Asset Management Group, Inc., Class A	1,061	15,544
StepStone Group, Inc., Class A	6,189	223,237
StoneX Group, Inc.†	3,047	221,212
SWK Holdings Corp.†	414	7,179
Upstart Holdings, Inc.†	8,342	184,608
Velocity Financial, Inc.†	984	16,876
Victory Capital Holdings, Inc., Class A	3,013	153,241
Virtus Investment Partners, Inc.	768	168,438
WisdomTree, Inc.	15,511	138,048
World Acceptance Corp.†	457	62,869
		7,966,855
Electric — 1.2%
ALLETE, Inc.	6,498	384,812
Altus Power, Inc.†	7,179	26,347
Ameresco, Inc., Class A†	3,614	75,641
Avista Corp.	8,716	313,602
Black Hills Corp.	7,686	421,961
FTC Solar, Inc.†	8,048	3,702
Genie Energy, Ltd., Class B	2,221	33,959
MGE Energy, Inc.	4,102	321,269
Northwestern Energy Group, Inc.	6,930	349,549
Ormat Technologies, Inc.	6,078	387,959
Otter Tail Corp.	4,641	396,156
PNM Resources, Inc.	9,638	357,184
Portland General Electric Co.	11,429	494,076
Unitil Corp.	1,793	91,335
		3,657,552
Electrical Components & Equipment — 0.8%
Belden, Inc.	4,683	380,587
Blink Charging Co.†	6,325	16,002
Encore Wire Corp.	1,690	472,118
Energizer Holdings, Inc.	8,054	231,311
EnerSys	4,587	414,894
ESS Tech, Inc.†	10,249	7,727
Insteel Industries, Inc.	2,106	67,603
nLight, Inc.†	5,032	57,314
Novanta, Inc.†	4,025	629,913
Powell Industries, Inc.	1,041	148,863
		2,426,332
Electronics — 2.1%
Advanced Energy Industries, Inc.	4,229	405,307
Akoustis Technologies, Inc.†	10,705	6,285
Allient, Inc.	1,454	42,733
Atkore, Inc.	4,186	733,806
Atmus Filtration Technologies, Inc.†	9,461	286,574
Badger Meter, Inc.	3,307	604,916
Bel Fuse, Inc., Class B	1,176	69,055
Benchmark Electronics, Inc.	3,975	120,085
Comtech Telecommunications Corp.†	3,133	5,890
CTS Corp.	3,482	159,301
Enovix Corp.†	15,577	97,512
ESCO Technologies, Inc.	2,879	292,075
Evolv Technologies Holdings, Inc.†	12,820	50,126
FARO Technologies, Inc.†	2,131	39,956
GoPro, Inc., Class A†	14,177	24,526
Itron, Inc.†	5,121	471,747

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Kimball Electronics, Inc.†	2,692	$ 56,344
Knowles Corp.†	9,981	157,999
Mesa Laboratories, Inc.	579	61,420
MicroVision, Inc.†	21,449	31,101
Mirion Technologies, Inc.†	22,519	244,782
Napco Security Technologies, Inc.	3,732	151,892
NEXTracker, Inc., Class A†	14,145	605,265
NVE Corp.	536	43,630
OSI Systems, Inc.†	1,810	237,906
Plexus Corp.†	3,085	311,616
Sanmina Corp.†	6,194	375,790
SKYX Platforms Corp.†	7,041	7,252
Stoneridge, Inc.†	2,973	44,536
TTM Technologies, Inc.†	11,460	171,098
Turtle Beach Corp.†	1,835	25,873
Vicor Corp.†	2,492	80,691
Vishay Intertechnology, Inc.	14,298	330,856
		6,347,945
Energy-Alternate Sources — 0.3%
Array Technologies, Inc.†	17,026	210,101
Energy Vault Holdings, Inc.†	11,128	14,132
Eos Energy Enterprises, Inc.†	17,221	13,315
Fluence Energy, Inc.†	6,589	117,548
FuelCell Energy, Inc.†	51,110	47,420
FutureFuel Corp.	2,937	15,918
Gevo, Inc.†	26,606	17,528
Green Plains, Inc.†	6,631	137,063
Maxeon Solar Technologie, Ltd.†	3,305	6,445
Montauk Renewables, Inc.†	7,490	26,964
REX American Resources Corp.†	1,743	96,440
Shoals Technologies Group, Inc., Class A†	19,275	162,874
Stem, Inc.†	16,003	29,445
Sunnova Energy International, Inc.†	11,947	50,297
SunPower Corp.†	9,812	20,213
TPI Composites, Inc.†	4,650	14,787
Verde Clean Fuels, Inc.†	71	348
		980,838
Engineering & Construction — 1.8%
908 Devices, Inc.†	2,489	14,187
Arcosa, Inc.	5,454	414,613
Bowman Consulting Group, Ltd.†	1,213	39,410
Comfort Systems USA, Inc.	3,979	1,231,142
Concrete Pumping Holdings, Inc.†	2,826	18,793
Construction Partners, Inc., Class A†	4,820	248,905
Dycom Industries, Inc.†	3,222	451,145
Exponent, Inc.	5,693	523,244
Fluor Corp.†	16,033	646,611
Frontdoor, Inc.†	9,116	279,770
Granite Construction, Inc.	4,958	275,169
Great Lakes Dredge & Dock Corp.†	7,368	48,629
IES Holdings, Inc.†	920	124,310
INNOVATE Corp.†	7,840	5,501
Iteris, Inc.†	4,799	21,500
Latham Group, Inc.†	4,364	12,219
Limbach Holdings, Inc.†	1,034	46,871
Mistras Group, Inc.†	2,340	20,475
MYR Group, Inc.†	1,848	307,230
NV5 Global, Inc.†	1,563	145,734
Primoris Services Corp.	5,968	278,109
Southland Holdings, Inc.†	455	1,993
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Sterling Infrastructure, Inc.†	3,366	$ 341,986
Tutor Perini Corp.†	4,770	79,325
		5,576,871
Entertainment — 1.1%
Accel Entertainment, Inc.†	5,992	64,354
Atlanta Braves Holdings, Inc., Class A†	1,128	45,504
Atlanta Braves Holdings, Inc., Class C†	5,119	191,604
Bally's Corp.†	3,314	43,546
Cinemark Holdings, Inc.†	12,355	211,765
Everi Holdings, Inc.†	9,143	74,698
Golden Entertainment, Inc.	2,275	72,914
IMAX Corp.†	5,049	80,834
International Game Technology PLC	12,206	240,946
Light & Wonder, Inc.†	10,159	906,792
Lions Gate Entertainment Corp., Class A†	6,548	66,069
Lions Gate Entertainment Corp., Class B†	13,541	127,692
Loop Media, Inc.†	4,412	1,355
Madison Square Garden Entertainment Corp.†	4,466	174,844
Monarch Casino & Resort, Inc.	1,514	102,604
RCI Hospitality Holdings, Inc.	983	49,897
Red Rock Resorts, Inc., Class A	5,351	284,245
Reservoir Media, Inc.†	2,230	19,959
Rush Street Interactive, Inc.†	7,262	46,404
Six Flags Entertainment Corp.†	8,202	193,403
Super Group SGHC, Ltd.†	15,329	48,440
United Parks & Resorts, Inc.†	4,088	207,752
		3,255,621
Environmental Control — 0.4%
374Water, Inc.†	6,931	10,327
Casella Waste Systems, Inc., Class A†	6,347	573,769
CECO Environmental Corp.†	3,336	72,124
Energy Recovery, Inc.†	6,260	93,274
Enviri Corp.†	8,868	68,993
LanzaTech Global, Inc.†	2,318	5,018
Li-Cycle Holdings Corp.†	15,666	10,263
Montrose Environmental Group, Inc.†	3,168	137,555
Pure Cycle Corp.†	2,334	22,266
PureCycle Technologies, Inc.†	13,052	60,953
		1,054,542
Food — 1.2%
B&G Foods, Inc.	8,739	97,003
Beyond Meat, Inc.†	6,661	45,162
Calavo Growers, Inc.	1,945	52,418
Cal-Maine Foods, Inc.	4,614	255,293
Chefs' Warehouse, Inc.†	3,957	130,897
Hain Celestial Group, Inc.†	10,051	61,713
HF Foods Group, Inc.†	4,524	13,210
Ingles Markets, Inc., Class A	1,596	114,513
J&J Snack Foods Corp.	1,693	232,432
John B. Sanfilippo & Son, Inc.	1,008	100,498
Krispy Kreme, Inc.	9,840	124,476
Lancaster Colony Corp.	2,196	419,019
Mission Produce, Inc.†	5,446	61,812
Nathan's Famous, Inc.	317	20,481
Natural Grocers by Vitamin Cottage, Inc.	1,049	17,162
Seneca Foods Corp., Class A†	548	31,833
Simply Good Foods Co.†	10,205	371,972
SpartanNash Co.	3,879	74,050
Sprouts Farmers Market, Inc.†	11,454	756,308
SunOpta, Inc.†	10,530	68,971
TreeHouse Foods, Inc.†	5,706	214,260

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
United Natural Foods, Inc.†	6,660	$ 59,474
Utz Brands, Inc.	8,093	145,917
Village Super Market, Inc., Class A	991	27,718
Weis Markets, Inc.	1,852	116,917
		3,613,509
Forest Products & Paper — 0.1%
Glatfelter Corp.†	4,972	7,110
Sylvamo Corp.	4,025	251,562
		258,672
Gas — 0.9%
Brookfield Infrastructure Corp., Class A	13,475	410,583
Chesapeake Utilities Corp.	2,458	260,228
New Jersey Resources Corp.	10,927	477,401
Northwest Natural Holding Co.	4,128	157,483
ONE Gas, Inc.	6,205	400,347
RGC Resources, Inc.	911	18,785
Southwest Gas Holdings, Inc.	7,017	523,609
Spire, Inc.	5,870	362,707
		2,611,143
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	2,184	72,837
Enerpac Tool Group Corp.	6,137	218,661
Franklin Electric Co., Inc.	5,192	499,834
Kennametal, Inc.	8,963	210,899
Luxfer Holdings PLC	3,002	28,909
		1,031,140
Healthcare-Products — 2.8%
Accuray, Inc.†	10,598	22,574
Adaptive Biotechnologies Corp.†	12,760	33,431
Akoya Biosciences, Inc.†	2,604	9,947
Alphatec Holdings, Inc.†	10,361	130,756
AngioDynamics, Inc.†	4,305	24,926
Artivion, Inc.†	4,425	86,819
AtriCure, Inc.†	5,233	126,220
Atrion Corp.	154	65,187
Avanos Medical, Inc.†	5,198	93,980
Avita Medical, Inc.†	2,824	23,722
Axogen, Inc.†	4,615	29,582
Axonics, Inc.†	5,589	372,060
BioLife Solutions, Inc.†	3,983	69,862
Butterfly Network, Inc.†	15,917	12,353
CareDx, Inc.†	5,847	45,373
Castle Biosciences, Inc.†	2,791	58,862
Cerus Corp.†	19,933	33,288
ClearPoint Neuro, Inc.†	2,575	13,982
CONMED Corp.	3,445	234,191
Cutera, Inc.†	2,058	4,980
CVRx, Inc.†	1,249	19,372
Embecta Corp.	6,492	65,764
Glaukos Corp.†	5,330	511,680
Haemonetics Corp.†	5,636	518,230
Inari Medical, Inc.†	6,011	224,451
InfuSystem Holdings, Inc.†	2,069	15,538
Inmode, Ltd.†	8,704	149,622
Inogen, Inc.†	2,618	17,802
Integer Holdings Corp.†	3,732	416,603
iRadimed Corp.	821	33,341
iRhythm Technologies, Inc.†	3,448	377,832
KORU Medical Systems, Inc.†	3,859	8,374
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Lantheus Holdings, Inc.†	7,645	$ 508,698
LeMaitre Vascular, Inc.	2,219	143,791
LivaNova PLC†	6,096	339,852
MaxCyte, Inc.†	9,817	35,636
Merit Medical Systems, Inc.†	6,390	473,499
MiMedx Group, Inc.†	12,964	79,858
Nautilus Biotechnology, Inc.†	5,671	14,404
Neogen Corp.†	24,486	301,912
Nevro Corp.†	4,040	42,743
OmniAb, Inc.†	10,474	46,505
Omnicell, Inc.†	5,051	135,417
OraSure Technologies, Inc.†	8,087	42,780
Orchestra BioMed Holdings, Inc.†	1,637	7,219
Orthofix Medical, Inc.†	3,951	51,363
OrthoPediatrics Corp.†	1,783	52,830
Pacific Biosciences of California, Inc.†	28,316	46,722
Paragon 28, Inc.†	4,933	45,482
Patterson Cos., Inc.	9,387	239,087
PROCEPT BioRobotics Corp.†	4,533	240,158
Pulmonx Corp.†	4,184	31,840
Pulse Biosciences, Inc.†	1,814	13,369
Quanterix Corp.†	4,005	64,561
Quantum-Si, Inc.†	11,429	18,401
RxSight, Inc.†	3,194	166,503
Sanara Medtech, Inc.†	433	13,787
Semler Scientific, Inc.†	517	13,199
SI-BONE, Inc.†	4,469	63,728
Silk Road Medical, Inc.†	4,316	83,903
STAAR Surgical Co.†	5,517	253,561
Surmodics, Inc.†	1,547	39,743
Tactile Systems Technology, Inc.†	2,644	36,408
TransMedics Group, Inc.†	3,564	335,479
Treace Medical Concepts, Inc.†	5,080	52,680
Twist Bioscience Corp.†	6,497	202,901
UFP Technologies, Inc.†	797	164,134
Utah Medical Products, Inc.	385	25,487
Varex Imaging Corp.†	4,406	71,598
Vicarious Surgical, Inc.†	11,437	3,209
Zimvie, Inc.†	2,903	44,126
Zynex, Inc.†	2,048	22,467
		8,419,744
Healthcare-Services — 1.4%
Astrana Health, Inc.†	4,875	181,106
23andMe Holding Co., Class A†	34,944	17,549
Accolade, Inc.†	7,797	59,491
Addus HomeCare Corp.†	1,758	169,032
Agiliti, Inc.†	3,330	33,799
American Well Corp., Class A†	28,295	14,445
ATI Physical Therapy, Inc.†	1	4
Aveanna Healthcare Holdings, Inc.†	5,689	12,800
BrightSpring Health Services, Inc.†	6,059	64,771
Brookdale Senior Living, Inc.†	20,946	142,223
CareMax, Inc.†	245	875
Community Health Systems, Inc.†	14,124	46,609
DocGo, Inc.†	8,738	29,534
Enhabit, Inc.†	5,657	57,079
Ensign Group, Inc.	6,129	725,428
Fulgent Genetics, Inc.†	2,300	46,805
HealthEquity, Inc.†	9,560	754,380
Innovage Holding Corp.†	2,125	7,544
Joint Corp.†	1,599	19,092
LifeStance Health Group, Inc.†	11,922	73,678

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Services (continued)
ModivCare, Inc.†	1,432	$ 33,609
Nano-X Imaging, Ltd.†	5,360	48,026
National HealthCare Corp.	1,403	127,491
OPKO Health, Inc.†	45,310	55,278
Oscar Health, Inc., Class A†	18,100	314,397
P3 Health Partners, Inc.†	4,658	2,502
Pediatrix Medical Group, Inc. †	9,456	83,875
Pennant Group, Inc.†	3,204	66,996
Quipt Home Medical Corp.†	4,605	16,578
RadNet, Inc.†	6,768	328,248
Select Medical Holdings Corp.	11,682	331,418
Surgery Partners, Inc.†	8,495	211,950
U.S. Physical Therapy, Inc.	1,672	169,725
Viemed Healthcare, Inc.†	3,835	31,409
		4,277,746
Home Builders — 1.8%
Beazer Homes USA, Inc.†	3,312	92,835
Cavco Industries, Inc.†	942	343,086
Century Communities, Inc.	3,198	253,665
Dream Finders Homes, Inc., Class A†	2,722	96,631
Forestar Group, Inc.†	2,059	63,808
Green Brick Partners, Inc.†	2,932	158,709
Hovnanian Enterprises, Inc., Class A†	548	81,011
Installed Building Products, Inc.	2,664	627,985
KB Home	7,662	496,191
Landsea Homes Corp.†	2,224	25,687
LCI Industries	2,778	288,857
LGI Homes, Inc.†	2,340	210,436
M/I Homes, Inc.†	3,028	351,914
Meritage Homes Corp.	4,095	678,705
Skyline Champion Corp.†	6,084	456,239
Taylor Morrison Home Corp.†	11,647	652,349
Tri Pointe Homes, Inc.†	10,812	398,422
United Homes Group, Inc.†	607	4,055
Winnebago Industries, Inc.	3,191	196,502
		5,477,087
Home Furnishings — 0.3%
Daktronics, Inc.†	4,278	40,427
Ethan Allen Interiors, Inc.	2,567	72,492
Hooker Furnishings Corp.	1,200	20,400
iRobot Corp.†	3,082	26,382
Lovesac Co.†	1,607	35,643
MillerKnoll, Inc.	8,295	210,942
Purple Innovation, Inc.	6,159	9,362
Sleep Number Corp.†	2,401	31,957
Snap One Holdings Corp.†	2,055	21,742
Sonos, Inc.†	13,920	235,248
Traeger, Inc.†	4,049	8,705
Vizio Holding Corp., Class A†	8,628	91,457
VOXX International Corp.†	1,315	7,759
Xperi, Inc.†	4,880	51,289
		863,805
Household Products/Wares — 0.3%
ACCO Brands Corp.	10,381	50,037
Bright Green Corp.†	8,289	2,080
Central Garden & Pet Co.†	1,083	44,349
Central Garden & Pet Co., Class A†	5,803	205,600
Helen of Troy, Ltd.†	2,673	247,814
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Quanex Building Products Corp.	3,710	$ 123,246
WD-40 Co.	1,526	345,074
		1,018,200
Insurance — 2.2%
Ambac Financial Group, Inc.†	4,973	71,860
American Coastal Insurance Corp.†	2,235	23,400
American Equity Investment Life Holding Co.	8,838	495,900
AMERISAFE, Inc.	2,143	97,721
Baldwin Insurance Group, Inc.†	6,768	180,300
CNO Financial Group, Inc.	12,590	331,495
Crawford & Co., Class A	1,628	15,108
Donegal Group, Inc., Class A	1,753	23,560
eHealth, Inc.†	3,149	13,478
Employers Holdings, Inc.	2,882	122,744
Enstar Group, Ltd.†	1,341	389,386
Essent Group, Ltd.	11,780	623,987
F&G Annuities & Life, Inc.	2,105	79,611
Fidelis Insurance Holdings, Ltd.	6,806	126,456
Genworth Financial, Inc., Class A†	50,596	300,034
GoHealth, Inc.†	466	4,693
Goosehead Insurance, Inc., Class A†	2,422	137,836
Greenlight Capital Re, Ltd., Class A†	2,904	35,196
Hamilton Insurance Group, Ltd., Class B†	1,874	25,449
HCI Group, Inc.	819	93,513
Hippo Holdings, Inc.†	1,197	25,604
Horace Mann Educators Corp.	4,620	170,293
Investors Title Co.	137	21,979
Jackson Financial, Inc., Class A	8,974	613,104
James River Group Holdings, Ltd.	4,161	36,991
Kingsway Financial Services, Inc.†	1,284	11,428
Lemonade, Inc.†	5,698	98,177
Maiden Holdings, Ltd.†	10,198	21,212
MBIA, Inc.	5,058	31,815
Mercury General Corp.	3,013	157,459
National Western Life Group, Inc., Class A	256	125,138
NI Holdings, Inc.†	906	13,472
NMI Holdings, Inc., Class A†	8,958	276,444
Palomar Holdings, Inc.†	2,741	215,634
ProAssurance Corp.†	5,734	76,606
Safety Insurance Group, Inc.	1,614	128,426
Selective Insurance Group, Inc.	6,769	688,069
Selectquote, Inc.†	15,327	23,144
SiriusPoint, Ltd.†	8,000	94,240
Skyward Specialty Insurance Group, Inc.†	3,347	116,877
Stewart Information Services Corp.	3,009	186,588
Tiptree, Inc.	2,696	42,947
Trupanion, Inc.†	4,448	100,080
United Fire Group, Inc.	2,363	52,199
Universal Insurance Holdings, Inc.	2,729	53,270
		6,572,923
Internet — 1.5%
Beyond, Inc.†	5,069	102,039
1-800-Flowers.com, Inc., Class A†	2,926	26,539
Allbirds, Inc., Class A†	10,876	6,561
BARK, Inc.†	14,991	16,490
Blade Air Mobility, Inc.†	6,763	21,574
Bumble, Inc., Class A†	11,374	114,877
Cardlytics, Inc.†	4,106	50,299
Cargurus, Inc.†	10,779	242,096
CarParts.com, Inc.†	6,115	7,521
Cars.com, Inc.†	7,478	124,957

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Cogent Communications Holdings, Inc.	4,921	$ 315,830
Couchbase, Inc.†	3,992	96,367
DHI Group, Inc.†	4,748	11,110
Entravision Communications Corp., Class A	6,762	14,133
ePlus, Inc.†	2,987	229,641
Eventbrite, Inc., Class A†	8,690	45,883
EverQuote, Inc., Class A†	2,442	49,255
Figs, Inc., Class A†	14,364	73,400
fuboTV, Inc.†	31,826	45,193
Gambling.com Group, Ltd.†	1,722	14,895
Grindr, Inc.†	4,607	45,103
HealthStream, Inc.	2,707	69,759
Hims & Hers Health, Inc.†	13,915	174,355
Lands' End, Inc.†	1,632	22,326
Liquidity Services, Inc.†	2,590	44,703
Magnite, Inc.†	15,208	134,287
MediaAlpha, Inc., Class A†	2,581	52,265
Mondee Holdings, Inc.†	5,211	11,412
Nerdy, Inc.†	7,283	18,863
Nextdoor Holdings, Inc.†	16,801	34,274
Open Lending Corp.†	11,184	57,038
Opendoor Technologies, Inc.†	63,479	126,323
OptimizeRx Corp.†	1,791	18,268
Perficient, Inc.†	3,858	182,329
Q2 Holdings, Inc.†	6,399	328,845
QuinStreet, Inc.†	5,939	107,437
Revolve Group, Inc.†	4,471	89,018
Shutterstock, Inc.	2,772	118,392
Solo Brands, Inc., Class A†	2,234	4,200
Sprinklr, Inc.†	11,869	138,749
Squarespace, Inc., Class A†	6,382	222,477
Stitch Fix, Inc., Class A†	10,051	21,308
TechTarget, Inc.†	2,915	80,163
TrueCar, Inc.†	10,060	26,558
Tucows, Inc., Class A†	1,115	19,702
Upwork, Inc.†	14,055	164,444
Vivid Seats, Inc., Class A†	8,390	44,131
Yelp, Inc.†	7,483	301,116
Ziff Davis, Inc.†	5,146	257,866
		4,524,371
Investment Companies — 0.1%
Cannae Holdings, Inc.†	7,437	144,650
Compass Diversified Holdings	7,100	155,987
ContextLogic, Inc., Class A†	2,570	14,263
FTAI Infrastructure, Inc.	11,119	80,502
NewtekOne, Inc.	2,619	28,259
		423,661
Iron/Steel — 0.8%
ATI, Inc.†	14,499	865,590
Carpenter Technology Corp.	5,500	471,350
Commercial Metals Co.	13,171	707,810
Haynes International, Inc.	1,424	85,654
Radius Recycling, Inc.	2,951	51,406
Worthington Steel, Inc.	3,461	106,564
		2,288,374
Leisure Time — 0.4%
Acushnet Holdings Corp.	3,406	207,698
Bowlero Corp.	1,863	21,890
Camping World Holdings, Inc., Class A	4,698	95,228
Clarus Corp.	3,373	21,351
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Dragonfly Energy Holdings Corp.†	3,319	$ 2,847
Escalade, Inc.	1,118	13,930
Global Business Travel Group I†	3,625	21,931
Johnson Outdoors, Inc., Class A	608	24,934
Life Time Group Holdings, Inc.†	5,018	68,546
Lindblad Expeditions Holdings, Inc.†	3,928	28,832
Livewire Group, Inc.†	2,162	14,464
Malibu Boats, Inc., Class A†	2,285	77,736
Marine Products Corp.	945	10,159
MasterCraft Boat Holdings, Inc.†	1,907	38,579
OneSpaWorld Holdings, Ltd.†	9,376	119,263
Topgolf Callaway Brands Corp.†	16,177	259,156
Vista Outdoor, Inc.†	6,494	227,874
Xponential Fitness, Inc., Class A†	2,611	33,290
		1,287,708
Lodging — 0.1%
Century Casinos, Inc.†	3,090	9,177
Empire Resorts, Inc.†(1)	394	0
Full House Resorts, Inc.†	3,690	18,819
Hilton Grand Vacations, Inc.†	8,867	369,222
Marcus Corp.	2,724	35,521
		432,739
Machinery-Construction & Mining — 0.3%
Argan, Inc.	1,424	85,810
Astec Industries, Inc.	2,555	106,799
Babcock & Wilcox Enterprises, Inc.†	6,606	6,738
Bloom Energy Corp., Class A†	21,653	240,998
Hyster-Yale Materials Handling, Inc.	1,251	73,271
Manitowoc Co., Inc.†	3,917	47,396
NuScale Power Corp.†	6,288	36,470
Terex Corp.	7,476	419,030
Transphorm, Inc.†	3,367	16,162
		1,032,674
Machinery-Diversified — 1.8%
Alamo Group, Inc.	1,135	220,621
Albany International Corp., Class A	3,517	280,481
Applied Industrial Technologies, Inc.	4,338	794,939
Cactus, Inc., Class A	7,365	365,599
Chart Industries, Inc.†	4,832	696,098
Columbus McKinnon Corp.	3,171	130,867
CSW Industrials, Inc.	1,732	411,558
DXP Enterprises, Inc.†	1,478	72,067
Eastman Kodak Co.†	6,405	28,823
Gencor Industries, Inc.†	1,184	20,092
Gorman-Rupp Co.	2,573	85,346
GrafTech International, Ltd.	21,782	37,465
Ichor Holdings, Ltd.†	3,244	125,802
Intevac, Inc.†	2,909	12,305
Kadant, Inc.	1,314	359,760
Lindsay Corp.	1,243	144,374
Mueller Water Products, Inc., Class A	17,446	276,345
Tennant Co.	2,081	242,395
Thermon Group Holdings, Inc.†	3,757	119,961
Watts Water Technologies, Inc., Class A	3,075	610,265
Zurn Elkay Water Solutions Corp.	16,635	520,343
		5,555,506
Media — 0.3%
AMC Networks, Inc., Class A†	3,472	36,873
E.W. Scripps Co., Class A†	6,686	25,139
Gannett Co., Inc.†	16,208	39,223

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Gray Television, Inc.	9,496	$ 54,602
iHeartMedia, Inc., Class A†	11,669	24,505
Liberty Latin America, Ltd., Class A†	3,883	29,317
Liberty Latin America, Ltd., Class C†	15,457	116,546
Scholastic Corp.	2,891	102,977
Sinclair, Inc.	3,734	45,928
Sphere Entertainment Co.†	2,991	116,230
TEGNA, Inc.	22,198	302,781
Thryv Holdings, Inc.†	3,483	80,144
Townsquare Media, Inc.	1,312	15,836
Urban One, Inc.†	1,018	2,026
Urban One, Inc.†	1,281	1,986
Value Line, Inc.	95	3,439
WideOpenWest, Inc.†	5,622	20,070
		1,017,622
Metal Fabricate/Hardware — 0.8%
Metallus, Inc.†	4,806	98,811
AZZ, Inc.	3,237	231,866
Helios Technologies, Inc.	3,728	168,133
Hillman Solutions Corp.†	21,947	209,813
Janus International Group, Inc.†	9,545	137,543
Mayville Engineering Co., Inc.†	1,259	17,324
Mueller Industries, Inc.	12,602	703,444
Northwest Pipe Co.†	1,106	35,005
Olympic Steel, Inc.	1,108	70,436
Omega Flex, Inc.	367	24,317
Park-Ohio Holdings Corp.	962	24,560
Proto Labs, Inc.†	2,917	88,910
Ryerson Holding Corp.	3,162	90,275
Standex International Corp.	1,326	229,239
Tredegar Corp.	2,997	19,121
Worthington Enterprises, Inc.	3,461	197,831
Xometry, Inc., Class A†	3,815	68,174
		2,414,802
Mining — 0.7%
5E Advanced Materials, Inc.†	4,417	5,080
Caledonia Mining Corp. PLC	1,844	18,090
Centrus Energy Corp., Class A†	1,380	59,243
Century Aluminum Co.†	5,913	102,591
Coeur Mining, Inc.†	40,319	182,242
Compass Minerals International, Inc.	3,850	47,933
Constellium SE†	14,482	285,151
Contango ORE, Inc.†	875	18,261
Dakota Gold Corp.†	6,958	18,508
Encore Energy Corp.†	18,361	80,972
Energy Fuels, Inc.†	18,016	93,323
Hecla Mining Co.	68,688	324,894
i-80 Gold Corp.†	22,169	26,159
Ivanhoe Electric, Inc.†	7,192	72,639
Kaiser Aluminum Corp.	1,793	162,249
NioCorp Developments, Ltd.†	240	487
Novagold Resources, Inc.†	27,176	78,810
Pan American Silver Corp. CVR†	29,003	14,794
Perpetua Resources Corp.†	4,243	23,167
Piedmont Lithium, Inc.†	2,016	24,696
United States Lime & Minerals, Inc.	231	71,610
Uranium Energy Corp.†	43,284	292,167
		2,003,066
Miscellaneous Manufacturing — 1.1%
AMMO, Inc.†	10,133	25,738
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
Core Molding Technologies, Inc.†	822	$ 14,812
Enpro, Inc.	2,355	353,556
Fabrinet†	4,138	716,164
Federal Signal Corp.	6,737	547,718
Hillenbrand, Inc.	7,879	375,986
John Bean Technologies Corp.	3,580	318,942
LSB Industries, Inc.†	6,033	56,107
Materion Corp.	2,309	265,397
Myers Industries, Inc.	4,108	89,965
NL Industries, Inc.	943	7,742
Park Aerospace Corp.	2,090	29,824
Sight Sciences, Inc.†	2,428	13,475
Smith & Wesson Brands, Inc.	5,139	87,209
Sturm Ruger & Co., Inc.	1,965	90,842
Trinity Industries, Inc.	9,127	237,485
		3,230,962
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,091	87,815
Office Furnishings — 0.2%
CompX International, Inc.	171	5,385
HNI Corp.	5,191	217,762
Interface, Inc.	6,443	98,514
Steelcase, Inc., Class A	10,414	125,280
		446,941
Office/Business Equipment — 0.1%
Pitney Bowes, Inc.	19,722	84,016
Xerox Holdings Corp.	13,149	174,750
		258,766
Oil & Gas — 4.2%
Amplify Energy Corp.†	4,075	28,770
Berry Corp.	8,470	71,910
Borr Drilling, Ltd.	24,704	130,931
California Resources Corp.	7,832	414,000
Chord Energy Corp.	4,705	832,691
Civitas Resources, Inc.	9,090	654,116
CNX Resources Corp.†	17,609	414,164
Comstock Resources, Inc.	10,332	103,940
Crescent Energy Co., Class A	8,663	92,174
CVR Energy, Inc.	3,332	101,226
Delek US Holdings, Inc.	7,134	194,972
Diamond Offshore Drilling, Inc.†	11,435	139,964
Empire Petroleum Corp.†	1,466	7,594
Evolution Petroleum Corp.	3,487	18,830
Granite Ridge Resources, Inc.	3,778	24,633
Gulfport Energy Corp.†	1,229	195,055
Helmerich & Payne, Inc.	10,946	430,506
HighPeak Energy, Inc.	1,352	19,212
Kosmos Energy, Ltd.†	51,316	290,962
Magnolia Oil & Gas Corp., Class A	19,882	498,442
Matador Resources Co.	12,738	793,577
Murphy Oil Corp.	16,344	729,596
Nabors Industries, Ltd.†	1,030	74,191
Noble Corp. PLC	12,660	561,851
Northern Oil & Gas, Inc.	9,894	403,576
Par Pacific Holdings, Inc.†	6,212	191,330
Patterson-UTI Energy, Inc.	39,749	430,084
PBF Energy, Inc., Class A	12,403	660,708
Permian Resources Corp.	51,270	858,772
PrimeEnergy Resources Corp.†	82	8,402
Riley Exploration Permian, Inc.	1,007	26,112

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Ring Energy, Inc.†	13,473	$ 25,599
SandRidge Energy, Inc.	3,586	49,128
Seadrill, Ltd.†	5,266	255,664
SilverBow Resources, Inc.†	2,620	80,486
Sitio Royalties Corp.	9,240	214,738
SM Energy Co.	13,025	631,582
Talos Energy, Inc.†	15,638	206,109
Tellurian, Inc.†	65,692	28,254
VAALCO Energy, Inc.	11,848	75,827
Valaris, Ltd.†	6,691	435,316
Vertex Energy, Inc.†	7,339	9,541
Vital Energy, Inc.†	2,624	139,124
Vitesse Energy, Inc.	2,817	62,509
W&T Offshore, Inc.	11,046	24,854
Weatherford International PLC†	8,004	989,454
		12,630,476
Oil & Gas Services — 1.3%
Archrock, Inc.	15,628	299,901
Aris Water Solution, Inc., Class A	3,358	47,113
Atlas Energy Solutions, Inc.	2,000	44,420
Bristow Group, Inc.†	2,655	69,853
ChampionX Corp.	22,011	738,909
Core Laboratories, Inc.	5,269	83,250
DMC Global, Inc.†	2,194	34,775
DNOW, Inc.†	11,970	168,897
Dril-Quip, Inc.†	3,825	69,539
Expro Group Holdings NV†	10,066	188,838
Forum Energy Technologies, Inc.†	1,086	20,254
Helix Energy Solutions Group, Inc.†	16,173	173,698
KLX Energy Services Holdings, Inc.†	1,423	9,434
Kodiak Gas Services, Inc.	1,782	48,435
Liberty Energy, Inc.	18,469	406,318
Mammoth Energy Services, Inc.†	2,617	8,505
Newpark Resources, Inc.†	8,410	58,365
Oceaneering International, Inc.†	11,296	258,791
Oil States International, Inc.†	7,087	28,277
ProFrac Holding Corp., Class A†	2,918	21,214
ProPetro Holding Corp.†	10,608	92,502
Ranger Energy Services, Inc.	1,651	16,246
RPC, Inc.	9,558	63,943
SEACOR Marine Holdings, Inc.†	2,706	33,067
Select Water Solutions, Inc.	8,975	82,929
Solaris Oilfield Infrastructure, Inc., Class A	3,284	28,932
TETRA Technologies, Inc.†	14,081	60,408
Tidewater, Inc.†	5,220	479,457
US Silica Holdings, Inc.†	8,472	130,723
		3,766,993
Packaging & Containers — 0.3%
Clearwater Paper Corp.†	1,837	82,739
Greif, Inc., Class A	2,734	167,540
Greif, Inc., Class B	581	36,301
Karat Packaging, Inc.	763	20,677
O-I Glass, Inc.†	17,464	261,261
Pactiv Evergreen, Inc.	4,499	68,565
Ranpak Holdings Corp.†	4,871	35,266
TriMas Corp.	4,663	121,191
		793,540
Pharmaceuticals — 2.5%
ACELYRIN, Inc.†	8,158	34,100
Aclaris Therapeutics, Inc.†	7,802	9,440
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
AdaptHealth Corp.†	10,752	$ 105,907
Aduro Biotech Holding, Inc. CVR†(1)	1,482	0
Agios Pharmaceuticals, Inc.†	6,240	202,800
Alector, Inc.†	8,127	41,285
Alkermes PLC†	18,639	457,401
Amneal Pharmaceuticals, Inc.†	13,693	82,843
Amphastar Pharmaceuticals, Inc.†	4,243	175,024
Amylyx Pharmaceuticals, Inc.†	5,705	10,326
Anika Therapeutics, Inc.†	1,644	42,563
Arvinas, Inc.†	5,666	180,009
Assertio Holdings, Inc.†	10,228	9,053
BellRing Brands, Inc.†	14,830	818,171
Beyond Air, Inc.†	3,415	3,688
Biote Corp.†	1,573	8,667
Bioxcel Therapeutics, Inc.†	2,351	5,925
Catalyst Pharmaceuticals, Inc.†	12,515	188,351
Citius Pharmaceuticals, Inc.†	15,111	11,277
Coherus Biosciences, Inc.†	11,791	23,110
Collegium Pharmaceutical, Inc.†	3,672	135,607
Corcept Therapeutics, Inc.†	9,149	213,355
CorMedix, Inc.†	6,174	32,444
Eagle Pharmaceuticals, Inc.†	1,162	4,753
Enanta Pharmaceuticals, Inc.†	2,276	31,272
Enliven Therapeutics, Inc.†	2,622	45,597
Eyenovia, Inc.†	3,520	2,644
Fennec Pharmaceuticals, Inc.†	2,039	18,718
Foghorn Therapeutics, Inc.†	2,283	12,465
Gritstone Bio, Inc.†	10,127	8,102
Harmony Biosciences Holdings, Inc.†	3,621	111,925
Harrow, Inc.†	3,405	34,697
Herbalife, Ltd.†	11,108	96,084
Heron Therapeutics, Inc.†	11,631	26,984
Immuneering Corp., Class A†	2,515	3,571
Ironwood Pharmaceuticals, Inc.†	15,572	120,683
Jounce Therapeutics, Inc. CVR†(1)	4,828	145
KalVista Pharmaceuticals, Inc.†	3,517	39,918
Kura Oncology, Inc.†	7,926	155,508
Longboard Pharmaceuticals, Inc.†	2,800	59,640
Lyell Immunopharma, Inc.†	19,493	42,300
Madrigal Pharmaceuticals, Inc.†	1,662	339,081
MannKind Corp.†	29,298	120,415
Marinus Pharmaceuticals, Inc.†	6,150	8,672
Mirum Pharmaceuticals, Inc.†	2,780	69,806
Morphic Holding, Inc.†	4,284	116,825
Nature's Sunshine Products, Inc.†	1,482	28,825
Nuvectis Pharma, Inc.†	835	5,077
Ocular Therapeutix, Inc.†	12,988	61,563
Optinose, Inc.†	8,190	6,724
Option Care Health, Inc.†	18,839	563,098
ORIC Pharmaceuticals, Inc.†	4,384	38,711
Outlook Therapeutics, Inc.†	882	7,867
Owens & Minor, Inc.†	8,345	206,455
Pacira BioSciences, Inc.†	5,117	134,321
PetIQ, Inc.†	3,070	50,102
Phibro Animal Health Corp., Class A	2,298	38,377
PMV Pharmaceuticals, Inc.†	4,608	8,294
Prestige Consumer Healthcare, Inc.†	5,599	401,784
Protagonist Therapeutics, Inc.†	6,416	161,106
Reneo Pharmaceuticals, Inc.†	1,443	2,410
Revance Therapeutics, Inc.†	9,830	35,486
Rhythm Pharmaceuticals, Inc.†	5,999	238,520
Sagimet Biosciences, Inc.†	2,592	10,109
Scpharmaceuticals, Inc.†	3,244	14,501

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Seres Therapeutics, Inc.†	11,049	$ 10,945
SIGA Technologies, Inc.	5,176	45,445
Summit Therapeutics, Inc.†	13,017	51,157
Supernus Pharmaceuticals, Inc.†	5,521	166,182
Taro Pharmaceutical Industries, Ltd.†	919	39,039
Trevi Therapeutics, Inc.†	4,735	13,874
USANA Health Sciences, Inc.†	1,277	53,021
Vanda Pharmaceuticals, Inc.†	6,346	30,207
Vaxcyte, Inc.†	11,924	721,998
Verrica Pharmaceuticals, Inc.†	2,345	16,333
Voyager Therapeutics, Inc.†	4,421	34,572
Xeris Biopharma Holdings, Inc.†	14,947	26,157
Y-mAbs Therapeutics, Inc.†	4,133	62,863
		7,546,274
Pipelines — 0.4%
Equitrans Midstream Corp.	49,103	664,364
Excelerate Energy, Inc., Class A	2,034	34,293
Golar LNG, Ltd.	11,131	272,932
Kinetik Holdings, Inc.	4,092	156,887
NextDecade Corp.†	8,774	56,329
		1,184,805
Private Equity — 0.2%
Chicago Atlantic Real Estate Finance, Inc.	1,839	28,946
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	12,345	308,748
P10, Inc.	4,911	34,868
Patria Investments, Ltd.	6,230	83,482
		456,044
Real Estate — 0.5%
American Realty Investors, Inc.†	168	2,315
Angel Oak Mtg. REIT, Inc.	1,328	13,984
Anywhere Real Estate, Inc.†	12,118	58,894
Compass, Inc., Class A†	31,994	100,781
Cushman & Wakefield PLC†	18,669	180,156
Douglas Elliman, Inc.†	9,108	12,387
eXp World Holdings, Inc.	8,012	79,800
FRP Holdings, Inc.†	1,482	44,919
Kennedy-Wilson Holdings, Inc.	13,453	115,561
Legacy Housing Corp.†	1,216	24,770
Marcus & Millichap, Inc.	2,667	84,464
Maui Land & Pineapple Co., Inc.†	847	16,500
McGrath RentCorp	2,776	296,088
Newmark Group, Inc., Class A	15,247	145,914
RE/MAX Holdings, Inc., Class A	1,964	13,787
Redfin Corp.†	12,427	69,715
RMR Group, Inc., Class A	1,730	41,036
St. Joe Co.	3,871	221,421
Star Holdings†	1,456	17,312
Stratus Properties, Inc.†	633	14,356
Transcontinental Realty Investors, Inc.†	142	4,068
		1,558,228
REITS — 5.5%
Acadia Realty Trust	11,289	195,074
AFC Gamma, Inc.	1,841	22,092
Alexander & Baldwin, Inc.	8,152	134,263
Alexander's, Inc.	241	50,986
Alpine Income Property Trust, Inc.	1,425	21,275
American Assets Trust, Inc.	5,486	117,126
Apartment Investment & Management Co., Class A†	16,208	129,664
Apollo Commercial Real Estate Finance, Inc.	15,960	153,695
Security Description	Shares or Principal Amount	Value

REITS (continued)
Apple Hospitality REIT, Inc.	24,240	$ 357,782
Arbor Realty Trust, Inc.	20,693	265,491
Ares Commercial Real Estate Corp.	5,841	39,660
Armada Hoffler Properties, Inc.	7,572	79,657
ARMOUR Residential REIT, Inc.	5,526	100,407
Blackstone Mtg. Trust, Inc., Class A	19,371	341,704
Braemar Hotels & Resorts, Inc.	7,370	20,120
Brandywine Realty Trust	19,128	86,841
BrightSpire Capital, Inc.	14,480	91,079
Broadstone Net Lease, Inc.	21,134	307,711
BRT Apartments Corp.	1,302	23,358
CareTrust REIT, Inc.	13,477	333,151
CBL & Associates Properties, Inc.	3,024	65,772
Centerspace	1,699	114,258
Chatham Lodging Trust	5,418	49,683
Chimera Investment Corp.	25,568	105,340
City Office REIT, Inc.	4,383	20,425
Claros Mtg. Trust, Inc.	10,202	88,757
Clipper Realty, Inc.	1,285	5,397
Community Healthcare Trust, Inc.	2,999	79,563
COPT Defense Properties	12,677	303,868
CTO Realty Growth, Inc.	2,469	42,837
DiamondRock Hospitality Co.	23,638	210,378
Diversified Healthcare Trust	26,854	63,375
Douglas Emmett, Inc.	18,128	248,535
Dynex Capital, Inc.	6,345	74,046
Easterly Government Properties, Inc.	10,774	125,948
Ellington Financial, Inc.	8,448	96,645
Elme Communities	9,879	149,766
Empire State Realty Trust, Inc., Class A	14,847	135,108
Equity Commonwealth†	11,475	214,812
Essential Properties Realty Trust, Inc.	17,534	461,846
Farmland Partners, Inc.	5,021	54,026
Four Corners Property Trust, Inc.	10,171	238,510
Franklin BSP Realty Trust, Inc.	9,344	116,707
Getty Realty Corp.	5,365	145,392
Gladstone Commercial Corp.	4,468	59,737
Gladstone Land Corp.	3,767	47,766
Global Medical REIT, Inc.	6,854	55,586
Global Net Lease, Inc.	21,878	152,052
Granite Point Mtg. Trust, Inc.	5,742	24,633
Hudson Pacific Properties, Inc.	15,525	90,045
Independence Realty Trust, Inc.	25,365	400,006
Innovative Industrial Properties, Inc.	3,139	324,573
InvenTrust Properties Corp.	7,642	193,648
Invesco Mtg. Capital, Inc.	5,493	46,965
JBG SMITH Properties	10,549	158,340
Kite Realty Group Trust	24,476	533,577
KKR Real Estate Finance Trust, Inc.	6,620	62,294
Ladder Capital Corp.	12,730	136,593
LTC Properties, Inc.	4,610	152,591
LXP Industrial Trust	32,574	271,993
Macerich Co.	24,296	334,313
MFA Financial, Inc.	11,499	121,774
National Health Investors, Inc.	4,693	295,941
NETSTREIT Corp.	7,774	130,992
New York Mtg. Trust, Inc.	10,229	70,069
NexPoint Diversified Real Estate Trust	3,569	21,343
Nexpoint Real Estate Finance, Inc.	906	11,742
NexPoint Residential Trust, Inc.	2,537	86,867
Office Properties Income Trust	5,410	10,928
One Liberty Properties, Inc.	1,826	41,834
Orchid Island Capital, Inc.	5,798	48,297

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Orion Office REIT, Inc.	6,326	$ 19,737
Outfront Media, Inc.	16,589	263,102
Paramount Group, Inc.	20,795	96,489
Peakstone Realty Trust	4,067	56,816
Pebblebrook Hotel Trust	13,366	194,208
PennyMac Mtg. Investment Trust	9,771	135,328
Phillips Edison & Co., Inc.	13,526	442,300
Piedmont Office Realty Trust, Inc., Class A	13,881	95,640
Plymouth Industrial REIT, Inc.	5,130	107,114
Postal Realty Trust, Inc., Class A	2,294	31,772
PotlatchDeltic Corp.	8,895	355,889
Ready Capital Corp.	18,004	153,394
Redwood Trust, Inc.	14,804	81,866
Retail Opportunity Investments Corp.	13,837	169,780
RLJ Lodging Trust	17,236	189,596
Ryman Hospitality Properties, Inc.	6,561	692,054
Sabra Health Care REIT, Inc.	26,022	362,226
Safehold, Inc.	5,469	99,755
Saul Centers, Inc.	1,310	47,697
Service Properties Trust	18,537	113,632
SITE Centers Corp.	21,428	289,064
SL Green Realty Corp.	7,284	362,962
Summit Hotel Properties, Inc.	11,779	70,792
Sunstone Hotel Investors, Inc.	23,106	235,681
Tanger, Inc.	11,760	333,396
Terreno Realty Corp.	10,093	548,555
TPG RE Finance Trust, Inc.	7,763	56,903
Two Harbors Investment Corp.	11,671	147,405
UMH Properties, Inc.	6,843	108,941
Uniti Group, Inc.	26,778	153,974
Universal Health Realty Income Trust	1,446	52,099
Urban Edge Properties	12,916	216,085
Veris Residential, Inc.	8,893	128,148
Whitestone REIT	5,467	62,871
Xenia Hotels & Resorts, Inc.	11,868	164,609
		16,606,509
Retail — 4.1%
Abercrombie & Fitch Co., Class A†	5,487	666,780
Academy Sports & Outdoors, Inc.	8,130	473,979
American Eagle Outfitters, Inc.	20,540	498,300
America's Car-Mart, Inc.†	659	37,721
Arko Corp.	8,990	38,657
Asbury Automotive Group, Inc.†	2,328	489,439
Beacon Roofing Supply, Inc.†	7,109	700,450
Big 5 Sporting Goods Corp.	2,416	8,553
Big Lots, Inc.†	3,198	11,257
Biglari Holdings, Inc., Class B†	83	16,360
BJ's Restaurants, Inc.†	2,526	82,322
Bloomin' Brands, Inc.	9,852	254,083
BlueLinx Holdings, Inc.†	951	104,296
Boot Barn Holdings, Inc.†	3,397	361,679
Brinker International, Inc.†	4,930	264,248
Buckle, Inc.	3,433	128,360
Build-A-Bear Workshop, Inc.	1,455	43,883
Caleres, Inc.	3,819	140,654
Carrols Restaurant Group, Inc.	3,940	37,509
Carvana Co.†	11,595	961,457
Cato Corp., Class A	1,955	9,423
Cheesecake Factory, Inc.	5,369	185,338
Children's Place, Inc.†	1,340	9,326
Chuy's Holdings, Inc.†	1,943	57,241
Security Description	Shares or Principal Amount	Value

Retail (continued)
Clean Energy Fuels Corp.†	19,062	$ 44,224
Cracker Barrel Old Country Store, Inc.	2,480	144,311
Dave & Buster's Entertainment, Inc.†	3,804	203,134
Denny's Corp.†	5,764	46,227
Designer Brands, Inc., Class A	4,729	43,933
Destination XL Group, Inc.†	6,315	20,271
Dillard's, Inc., Class A	383	167,750
Dine Brands Global, Inc.	1,739	76,690
Duluth Holdings, Inc., Class B†	1,520	6,399
El Pollo Loco Holdings, Inc.†	3,124	26,617
Envela Corp.†	852	3,655
EVgo, Inc.†	11,629	21,049
First Watch Restaurant Group, Inc.†	2,496	63,698
FirstCash Holdings, Inc.	4,235	478,470
Foot Locker, Inc.	9,230	192,446
Genesco, Inc.†	1,239	31,359
GMS, Inc.†	4,504	416,710
Group 1 Automotive, Inc.	1,535	451,321
GrowGeneration Corp.†	6,611	19,767
Guess?, Inc.	3,162	84,678
Haverty Furniture Cos., Inc.	1,644	50,635
Hibbett, Inc.	1,305	112,543
J. Jill, Inc.†	511	12,734
Jack in the Box, Inc.	2,216	126,467
Kura Sushi USA, Inc., Class A†	655	72,102
La-Z-Boy, Inc.	4,880	160,259
Lazydays Holdings, Inc.†	855	3,027
Leslie's, Inc.†	19,963	78,455
MarineMax, Inc.†	2,450	60,442
Movado Group, Inc.	1,722	43,859
National Vision Holdings, Inc.†	8,729	152,059
Noodles & Co.†	4,373	6,603
Nu Skin Enterprises, Inc., Class A	5,603	65,891
ODP Corp.†	3,585	182,512
ONE Group Hospitality, Inc.†	2,420	12,971
OneWater Marine, Inc., Class A†	1,315	27,234
Papa John's International, Inc.	3,695	227,945
Patrick Industries, Inc.	2,375	248,164
PC Connection, Inc.	1,287	79,755
PetMed Express, Inc.	2,308	9,117
Portillo's, Inc., Class A†	5,093	62,440
Potbelly Corp.†	2,932	29,877
PriceSmart, Inc.	2,862	230,649
Qurate Retail, Inc.†	149	569
Red Robin Gourmet Burgers, Inc.†	1,727	13,039
Sally Beauty Holdings, Inc.†	12,063	130,884
Savers Value Village, Inc.†	2,912	48,106
Shake Shack, Inc., Class A†	4,245	449,333
Shoe Carnival, Inc.	2,046	68,418
Signet Jewelers, Ltd.	4,910	481,327
Sonic Automotive, Inc., Class A	1,648	95,320
Sportsman's Warehouse Holdings, Inc.†	4,209	13,469
Sweetgreen, Inc., Class A†	10,994	247,035
Tile Shop Holdings, Inc.†	3,237	21,753
Tilly's, Inc., Class A†	2,516	15,272
Urban Outfitters, Inc.†	7,174	279,499
Vera Bradley, Inc.†	2,947	19,421
Warby Parker, Inc., Class A†	9,672	113,549
Winmark Corp.	321	115,342
Zumiez, Inc.†	1,790	30,788
		12,322,888

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.7%
WaFd, Inc.	7,633	$ 206,778
Axos Financial, Inc.†	6,152	311,353
Banc of California, Inc.	15,423	211,141
Berkshire Hills Bancorp, Inc.	4,887	104,191
Brookline Bancorp, Inc.	9,813	81,448
Capitol Federal Financial, Inc.	14,115	67,329
Essa Bancorp, Inc.	951	15,406
Flushing Financial Corp.	3,113	34,305
FS Bancorp, Inc.	745	23,222
Greene County Bancorp, Inc.	786	23,124
Hingham Institution for Savings	167	28,206
Home Bancorp, Inc.	806	28,210
HomeTrust Bancshares, Inc.	1,652	42,456
Northfield Bancorp, Inc.	4,459	37,188
Northwest Bancshares, Inc.	14,325	151,845
OceanFirst Financial Corp.	6,548	96,648
Pacific Premier Bancorp, Inc.	10,667	229,340
Provident Financial Services, Inc.	8,254	121,169
Southern Missouri Bancorp, Inc.	1,066	42,747
Timberland Bancorp, Inc.	835	20,374
WaterStone Financial, Inc.	1,950	22,113
WSFS Financial Corp.	6,788	290,051
		2,188,644
Semiconductors — 2.6%
ACM Research, Inc., Class A†	5,496	140,258
Aehr Test Systems†	3,104	37,186
Alpha & Omega Semiconductor, Ltd.†	2,606	56,993
Ambarella, Inc.†	4,334	199,234
Amkor Technology, Inc.	12,652	409,292
Atomera, Inc.†	2,516	11,674
Axcelis Technologies, Inc.†	3,664	379,297
CEVA, Inc.†	2,612	52,945
Cohu, Inc.†	5,248	159,119
Diodes, Inc.†	5,077	370,672
FormFactor, Inc.†	8,673	386,729
Impinj, Inc.†	2,622	417,894
inTEST Corp.†	1,317	14,843
Kulicke & Soffa Industries, Inc.	6,239	288,741
MACOM Technology Solutions Holdings, Inc.†	6,229	635,047
MaxLinear, Inc.†	8,549	177,734
Navitas Semiconductor Corp.†	12,722	55,086
Onto Innovation, Inc.†	5,505	1,021,123
Photronics, Inc.†	6,862	188,087
Power Integrations, Inc.	6,386	426,074
Rambus, Inc.†	12,109	663,815
Richardson Electronics, Ltd.	1,360	14,321
Semtech Corp.†	7,187	270,375
Silicon Laboratories, Inc.†	3,570	433,719
SiTime Corp.†	1,996	177,884
SkyWater Technology, Inc.†	2,095	21,495
SMART Global Holdings, Inc.†	5,799	105,948
Synaptics, Inc.†	4,437	399,153
Ultra Clean Holdings, Inc.†	4,999	209,108
Veeco Instruments, Inc.†	5,715	201,968
Vishay Precision Group, Inc.†	1,392	45,936
		7,971,750
Software — 5.3%
TruBridge, Inc.†	1,605	12,679
8x8, Inc.†	13,864	30,639
ACI Worldwide, Inc.†	12,193	415,781
Security Description	Shares or Principal Amount	Value

Software (continued)
ACV Auctions, Inc., Class A†	14,282	$ 249,221
Adeia, Inc.	12,026	118,336
Agilysys, Inc.†	2,273	188,773
Alignment Healthcare, Inc.†	9,560	49,234
Alkami Technology, Inc.†	4,560	109,759
Altair Engineering, Inc., Class A†	6,169	496,296
American Software, Inc., Class A	3,631	36,709
Amplitude, Inc., Class A†	7,725	75,628
Appfolio, Inc., Class A†	2,159	489,618
Appian Corp., Class A†	4,612	172,673
Asana, Inc., Class A†	9,330	138,737
Asure Software, Inc.†	2,569	18,985
AvePoint, Inc.†	16,689	129,674
AvidXchange Holdings, Inc.†	16,965	197,812
Bandwidth, Inc., Class A†	2,633	47,921
BigBear.ai Holdings, Inc.†	5,821	9,663
BigCommerce Holdings, Inc., Series 1†	7,708	43,627
Blackbaud, Inc.†	4,896	381,496
BlackLine, Inc.†	6,401	371,578
Box, Inc., Class A†	15,847	412,339
Braze, Inc.†	6,010	251,819
Brightcove, Inc.†	4,903	8,727
C3.ai, Inc., Class A†	9,278	209,033
Cerence, Inc.†	4,646	42,325
Clear Secure, Inc., Class A	9,340	163,170
Climb Global Solutions, Inc.	467	30,103
CommVault Systems, Inc.†	4,953	507,534
Consensus Cloud Solutions, Inc.†	2,145	24,968
CoreCard Corp.†	813	9,740
CS Disco, Inc.†	2,580	19,479
CSG Systems International, Inc.	3,328	157,215
CXApp, Inc.†	246	827
Daily Journal Corp.†	156	52,291
Definitive Healthcare Corp.†	5,354	37,157
Digi International, Inc.†	4,000	122,640
Digimarc Corp.†	1,597	33,761
Digital Turbine, Inc.†	10,866	20,754
DigitalOcean Holdings, Inc.†	6,884	226,208
Domo, Inc., Class B†	3,637	27,387
Donnelley Financial Solutions, Inc.†	2,781	174,591
Duolingo, Inc.†	3,326	750,844
E2open Parent Holdings, Inc.†	19,325	93,726
eGain Corp.†	2,339	14,525
Enfusion, Inc., Class A†	4,444	41,374
Envestnet, Inc.†	5,632	349,578
Everbridge, Inc.†	4,644	161,379
EverCommerce, Inc.†	2,623	23,607
Evolent Health, Inc., Class A†	12,628	350,301
Expensify, Inc.†	6,267	10,027
Fastly, Inc., Class A†	13,746	173,887
Freshworks, Inc.†	18,211	325,066
Health Catalyst, Inc.†	6,414	39,895
HireRight Holdings Corp.†	1,500	21,450
IBEX Holdings, Ltd.†	1,030	13,493
Immersion Corp.	3,464	25,183
Innodata, Inc.†	2,953	17,246
Inspired Entertainment, Inc.†	2,438	20,723
Instructure Holdings, Inc.†	2,192	41,933
Intapp, Inc.†	4,477	138,429
IonQ, Inc.†	18,398	157,303
Jamf Holding Corp.†	7,947	154,728
Kaltura, Inc.†	9,666	11,889
LivePerson, Inc.†	8,818	4,417

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Matterport, Inc.†	29,124	$ 133,970
MeridianLink, Inc.†	2,869	47,855
MicroStrategy, Inc., Class A†	1,670	1,778,600
Model N, Inc.†	4,339	128,651
Multiplan Corp.†	43,232	28,092
N-able, Inc.†	7,861	96,376
Olo, Inc., Class A†	11,622	55,786
ON24, Inc.	3,298	21,734
Outbrain, Inc.†	4,522	18,314
Outset Medical, Inc.†	5,617	14,211
PagerDuty, Inc.†	10,031	200,219
PDF Solutions, Inc.†	3,480	104,678
Phreesia, Inc.†	5,953	123,465
Planet Labs PBC†	19,690	33,276
Playstudios, Inc.†	9,756	21,073
PowerSchool Holdings, Inc., Class A†	6,365	110,242
Privia Health Group, Inc.†	12,652	232,797
Progress Software Corp.	4,957	246,958
PROS Holdings, Inc.†	5,024	164,536
PubMatic, Inc., Class A†	4,684	105,109
Rackspace Technology, Inc.†	7,107	12,224
Red Violet, Inc.†	1,252	21,009
Sapiens International Corp. NV	3,454	106,383
Schrodinger, Inc.†	6,122	149,254
SEMrush Holdings, Inc.†	3,562	43,599
Sharecare, Inc.†	34,124	24,429
Simulations Plus, Inc.	1,782	80,814
Skillsoft Corp.†	491	3,530
SolarWinds Corp.	5,800	63,916
SoundHound AI, Inc.†	15,507	65,750
Sprout Social, Inc., Class A†	5,456	275,255
SPS Commerce, Inc.†	4,126	717,388
Verint Systems, Inc.†	6,881	208,357
Veritone, Inc.†	2,975	9,728
Verra Mobility Corp.†	15,381	362,684
Viant Technology, Inc., Class A†	1,669	14,670
Vimeo, Inc.†	17,310	62,143
Weave Communications, Inc.†	3,862	41,285
Workiva, Inc.†	5,588	440,334
Yext, Inc.†	12,028	66,034
Zeta Global Holdings Corp., Class A†	15,786	195,115
Zuora, Inc., Class A†	15,244	150,306
		16,038,059
Telecommunications — 1.0%
A10 Networks, Inc.	7,938	103,670
ADTRAN Holdings, Inc.	8,768	38,404
Anterix, Inc.†	1,446	45,578
Applied Digital Corp.†	9,809	26,533
AST SpaceMobile, Inc.†	12,884	28,474
ATN International, Inc.	1,208	23,049
Aviat Networks, Inc.†	1,279	42,783
BlackSky Technology, Inc.†	13,636	16,500
Calix, Inc.†	6,629	183,822
Cambium Networks Corp.†	1,364	4,624
Clearfield, Inc.†	1,449	43,644
CommScope Holding Co., Inc.†	23,533	21,039
Consolidated Communications Holdings, Inc.†	8,449	36,500
Credo Technology Group Holding, Ltd.†	13,969	249,626
DigitalBridge Group, Inc.	18,187	298,994
DZS, Inc.†	2,447	2,398
EchoStar Corp., Class A†	13,678	218,711
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Extreme Networks, Inc.†	14,184	$ 158,861
Globalstar, Inc.†	81,387	104,989
Gogo, Inc.†	7,451	67,506
Harmonic, Inc.†	12,377	132,929
IDT Corp., Class B	1,723	61,235
Infinera Corp.†	22,416	108,045
InterDigital, Inc.	2,892	285,527
KVH Industries, Inc.†	2,107	10,114
Lumen Technologies, Inc.†	113,281	134,804
Luna Innovations, Inc.†	3,660	7,540
NETGEAR, Inc.†	3,249	48,020
Ooma, Inc.†	2,710	19,133
Preformed Line Products Co.	276	33,404
Ribbon Communications, Inc.†	9,979	31,633
Shenandoah Telecommunications Co.	5,460	69,997
Spok Holdings, Inc.	1,997	30,854
Telephone & Data Systems, Inc.	11,122	174,059
Terran Orbital Corp.†	10,925	14,421
Viavi Solutions, Inc.†	24,868	196,457
		3,073,877
Textiles — 0.1%
UniFirst Corp.	1,687	270,139
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	4,163	25,353
JAKKS Pacific, Inc.†	828	15,657
		41,010
Transportation — 1.4%
Air Transport Services Group, Inc.†	5,786	74,177
ArcBest Corp.	2,676	296,795
Ardmore Shipping Corp.	4,691	78,574
Costamare, Inc.	5,220	62,536
Covenant Logistics Group, Inc.	936	42,298
CryoPort, Inc.†	4,862	78,716
DHT Holdings, Inc.	15,229	173,915
Dorian LPG, Ltd.	3,876	160,156
FLEX LNG, Ltd.	3,348	87,081
Forward Air Corp.	2,893	63,704
Genco Shipping & Trading, Ltd.	4,730	100,938
Golden Ocean Group, Ltd.	13,834	194,921
Heartland Express, Inc.	5,266	52,344
Himalaya Shipping, Ltd.	3,411	27,868
Hub Group, Inc., Class A	7,066	284,195
International Seaways, Inc.	4,566	252,454
Marten Transport, Ltd.	6,529	110,471
Matson, Inc.	3,880	418,186
Nordic American Tankers, Ltd.	23,067	89,961
Overseas Shipholding Group, Inc., Class A	6,551	39,830
P.A.M. Transportation Services, Inc.†	695	11,905
Pangaea Logistics Solutions, Ltd.	4,092	29,462
Radiant Logistics, Inc.†	4,040	19,958
RXO, Inc.†	13,063	247,021
Safe Bulkers, Inc.	7,451	37,181
Scorpio Tankers, Inc.	5,368	377,692
SFL Corp., Ltd.	12,941	172,504
Teekay Corp.†	6,963	50,969
Teekay Tankers, Ltd., Class A	2,688	156,630
Universal Logistics Holdings, Inc.	762	34,046
Werner Enterprises, Inc.	7,118	243,436
World Kinect Corp.	6,718	157,873
		4,227,797

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Trucking & Leasing — 0.2%
GATX Corp.	3,992	$ 488,461
Greenbrier Cos., Inc.	3,431	169,457
Willis Lease Finance Corp.†	331	16,090
		674,008
Water — 0.4%
American States Water Co.	4,166	295,119
Artesian Resources Corp., Class A	1,028	35,959
California Water Service Group	6,497	319,133
Consolidated Water Co., Ltd.	1,690	43,011
Global Water Resources, Inc.	1,292	15,814
Middlesex Water Co.	1,970	99,918
SJW Group	3,588	195,367
York Water Co.	1,601	56,852
		1,061,173
Total Common Stocks (cost $259,544,471)		277,949,580
UNAFFILIATED INVESTMENT COMPANIES — 1.5%
iShares Russell 2000 ETF (cost $4,209,567)	24,000	4,701,600
WARRANTS — 0.0%
Biotechnology — 0.0%
Cassava Sciences, Inc. Expires 11/15/2024†	1,802	487
Oil & Gas — 0.0%
Chord Energy Corp. Expires 09/01/2024†	538	19,228
Chord Energy Corp. Expires 09/01/2025†	269	7,045
Nabors Industries, Ltd. Expires 06/11/2026†	304	2,219
		28,492
Total Warrants (cost $0)		28,979
Total Long-Term Investment Securities (cost $263,754,038)		282,680,159
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.5%
U.S. Government — 0.5%
United States Treasury Bills
5.20%, 07/16/2024(2)	430,000	$ 425,239
5.20%, 07/30/2024(2)	50,000	49,344
5.20%, 07/30/2024(2)	100,000	98,689
5.24%, 05/09/2024(2)	100,000	99,883
5.24%, 08/20/2024(2)	200,000	196,761
5.25%, 06/06/2024(2)	500,000	497,359
Total Short-Term Investments (cost $1,367,366)		1,367,275
REPURCHASE AGREEMENTS — 6.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.60% dated 04/30/2024, to be repurchased 05/01/2024 in the amount of $18,437,754 and collateralized by $18,843,300 of United States Treasury Notes, bearing interest at 4.88% due 04/30/2026 and having an approximate value of $18,805,848 (cost $18,436,934)	$18,436,934	18,436,934
TOTAL INVESTMENTS (cost $283,558,338)	100.2%	302,484,368
Other assets less liabilities	(0.2)	(591,118)
NET ASSETS	100.0%	$301,893,250
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
CVR—Contingent Value Rights
ETF—Exchange Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
194	Long	E-Mini Russell 2000 Index	June 2024	$20,289,617	$19,260,320	$(1,029,297)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Biotechnology	$20,187,554	$—	$6,604	$20,194,158
Pharmaceuticals	7,546,129	—	145	7,546,274
Other Industries	250,209,148	—	—	250,209,148
Unaffiliated Investment Companies	4,701,600	—	—	4,701,600
Warrants	28,979	—	—	28,979
Short-Term Investments	—	1,367,275	—	1,367,275
Repurchase Agreements	—	18,436,934	—	18,436,934
Total Investments at Value	$282,673,410	$19,804,209	$6,749	$302,484,368
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,029,297	$—	$—	$1,029,297
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.5%
Advertising — 0.2%
Trade Desk, Inc., Class A†	4,202	$ 348,136
WPP PLC	79,117	795,385
		1,143,521
Aerospace/Defense — 1.9%
Boeing Co.†	3,294	552,865
Curtiss-Wright Corp.	483	122,402
General Dynamics Corp.	3,735	1,072,281
General Electric Co.	29,883	4,835,667
HEICO Corp., Class A	883	146,446
Howmet Aerospace, Inc.	18,194	1,214,449
L3Harris Technologies, Inc.	5,496	1,176,419
Lockheed Martin Corp.	172	79,968
Melrose Industries PLC	111,124	870,359
Moog, Inc., Class A	410	65,219
Northrop Grumman Corp.	2,324	1,127,210
RTX Corp.	1,647	167,203
Safran SA	4,813	1,040,728
Spirit AeroSystems Holdings, Inc., Class A†	4,523	144,736
TransDigm Group, Inc.	454	566,606
		13,182,558
Agriculture — 0.3%
Altria Group, Inc.	971	42,539
Darling Ingredients, Inc.†	2,186	92,621
Philip Morris International, Inc.	12,890	1,223,777
Vector Group, Ltd.	4,746	49,121
Wilmar International, Ltd.	233,900	550,402
		1,958,460
Airlines — 0.0%
Hawaiian Holdings, Inc.†	3,133	39,789
SkyWest, Inc.†	1,110	81,063
Southwest Airlines Co.	2,170	56,290
United Airlines Holdings, Inc.†	816	41,992
		219,134
Apparel — 0.3%
Crocs, Inc.†	617	76,736
Kering SA	1,317	454,497
NIKE, Inc., Class B	10,145	935,978
Oxford Industries, Inc.	731	78,787
Samsonite International SA*†	100,800	356,185
Skechers USA, Inc., Class A†	2,650	175,033
		2,077,216
Auto Manufacturers — 1.1%
Cummins, Inc.	6,785	1,916,695
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	8,282	737,899
General Motors Co.	1,175	52,323
Honda Motor Co., Ltd.	25,200	286,581
Rivian Automotive, Inc., Class A†	9,246	82,289
Suzuki Motor Corp.	47,600	553,764
Tesla, Inc.†	14,419	2,642,714
Toyota Motor Corp.	73,400	1,681,176
		7,953,441
Auto Parts & Equipment — 0.4%
Adient PLC†	1,647	49,196
Aptiv PLC†	2,275	161,525
Autoliv, Inc.	1,459	174,773
Autoliv, Inc. SDR	6,372	749,955
Denso Corp.	48,400	822,729
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	726	$ 63,489
Dowlais Group PLC	158,732	160,608
Lear Corp.	515	64,823
Magna International, Inc.	12,428	594,058
Standard Motor Products, Inc.	1,332	42,757
Stanley Electric Co., Ltd.	14,000	247,193
		3,131,106
Banks — 4.5%
ANZ Group Holdings, Ltd.	27,397	495,827
Bank of America Corp.	97,568	3,610,992
Bank of New York Mellon Corp.	2,793	157,777
BankUnited, Inc.	3,479	92,994
BNP Paribas SA	9,018	644,917
Citigroup, Inc.	26,628	1,633,095
Commerce Bancshares, Inc.	1,961	107,227
Cullen/Frost Bankers, Inc.	725	75,646
DBS Group Holdings, Ltd.	23,100	590,738
Dime Community Bancshares, Inc.	796	14,487
DNB Bank ASA	64,171	1,119,345
East West Bancorp, Inc.	6,520	485,675
Fifth Third Bancorp	5,149	187,733
First BanCorp/Puerto Rico	8,211	141,640
First Financial Bankshares, Inc.	2,684	79,339
FNB Corp.	5,790	77,239
Glacier Bancorp, Inc.	2,119	76,665
Goldman Sachs Group, Inc.	5,045	2,152,752
HDFC Bank, Ltd. ADR	10,399	598,982
Hilltop Holdings, Inc.	2,832	82,864
Home BancShares, Inc.	3,963	93,844
Huntington Bancshares, Inc.	10,502	141,462
ING Groep NV	99,456	1,566,274
Intesa Sanpaolo SpA	185,924	697,632
JPMorgan Chase & Co.	36,021	6,906,666
M&T Bank Corp.	81	11,696
Macquarie Group, Ltd.	4,456	534,825
Mitsubishi UFJ Financial Group, Inc.	90,500	900,791
Morgan Stanley	18,503	1,680,812
National Bank of Canada	13,178	1,058,146
OFG Bancorp	2,597	93,778
Pathward Financial, Inc.	1,597	80,441
Pinnacle Financial Partners, Inc.	1,299	99,633
PNC Financial Services Group, Inc.	2,737	419,473
Popular, Inc.	2,246	190,888
Prosperity Bancshares, Inc.	1,655	102,560
SouthState Corp.	1,307	98,940
Standard Chartered PLC	51,295	441,558
Sumitomo Mitsui Trust Holdings, Inc.	15,800	332,127
Svenska Handelsbanken AB, Class A	72,923	636,529
Truist Financial Corp.	2,240	84,112
United Bankshares, Inc.	3,064	99,457
United Overseas Bank, Ltd.	37,800	838,026
Webster Financial Corp.	3,419	149,855
Wells Fargo & Co.	39,893	2,366,453
Western Alliance Bancorp	3,460	196,632
Zions Bancorp NA	2,315	94,406
		32,342,950
Beverages — 1.2%
Boston Beer Co., Inc., Class A†	122	33,966
Celsius Holdings, Inc.†	2,476	176,464
Coca-Cola Co.	57,075	3,525,523
Constellation Brands, Inc., Class A	2,681	679,526

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Beverages (continued)
Diageo PLC	23,726	$ 818,155
Heineken NV	9,137	889,575
Keurig Dr Pepper, Inc.	18,326	617,586
Kirin Holdings Co., Ltd.	20,900	304,515
Monster Beverage Corp.†	2,226	118,980
PepsiCo, Inc.	9,108	1,602,188
		8,766,478
Biotechnology — 0.6%
ACADIA Pharmaceuticals, Inc.†	2,609	43,596
Akero Therapeutics, Inc.†	2,177	43,301
Alnylam Pharmaceuticals, Inc.†	1,053	151,579
Alpine Immune Sciences, Inc.†	1,222	78,929
Amgen, Inc.	1,648	451,453
Apogee Therapeutics, Inc.†	556	27,967
Argenx SE ADR†	1,050	394,275
Arrowhead Pharmaceuticals, Inc.†	1,869	42,277
Avidity Biosciences, Inc.†	2,070	49,949
Beam Therapeutics, Inc.†	638	13,538
Biogen, Inc.†	598	128,462
Biohaven, Ltd.†	1,559	60,489
BioMarin Pharmaceutical, Inc.†	1,332	107,572
Blueprint Medicines Corp.†	1,441	131,621
Cargo Therapeutics, Inc.†	1,684	32,165
Celldex Therapeutics, Inc.†	1,172	43,856
Crinetics Pharmaceuticals, Inc.†	1,391	60,954
Denali Therapeutics, Inc.†	1,229	18,976
Exelixis, Inc.†	3,628	85,113
EyePoint Pharmaceuticals, Inc.†	1,326	23,338
Genmab A/S†	1,292	358,015
Gilead Sciences, Inc.	726	47,335
Guardant Health, Inc.†	2,552	45,936
Ideaya Biosciences, Inc.†	1,121	45,569
IGM Biosciences, Inc.†	2,125	20,464
Insmed, Inc.†	3,500	86,520
Intellia Therapeutics, Inc.†	1,448	30,987
Ionis Pharmaceuticals, Inc.†	1,709	70,513
Kymera Therapeutics, Inc.†	2,297	77,225
Moderna, Inc.†	245	27,026
Pliant Therapeutics Inc†	3,308	39,101
Prothena Corp. PLC†	1,783	36,266
Regeneron Pharmaceuticals, Inc.†	259	230,681
Relay Therapeutics, Inc.†	6,241	40,691
Replimune Group, Inc.†	3,430	21,781
REVOLUTION Medicines, Inc.†	2,439	90,926
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Rocket Pharmaceuticals, Inc.†	943	20,293
Royalty Pharma PLC, Class A	1,394	38,614
Sarepta Therapeutics, Inc.†	898	113,741
Savara, Inc.†	6,514	29,834
Scholar Rock Holding Corp.†	2,200	32,274
SpringWorks Therapeutics, Inc.†	1,333	62,238
TG Therapeutics, Inc.†	2,314	31,609
Ultragenyx Pharmaceutical, Inc.†	1,628	69,255
United Therapeutics Corp.†	405	94,904
Vera Therapeutics, Inc.†	1,353	53,457
Vertex Pharmaceuticals, Inc.†	857	336,638
Wave Life Sciences, Ltd.†	5,257	25,917
Xencor, Inc.†	3,030	63,448
Zentalis Pharmaceuticals, Inc.†	1,944	21,501
		4,252,169
Security Description	Shares or Principal Amount	Value

Building Materials — 0.4%
Armstrong World Industries, Inc.	1,266	$ 145,438
AZEK Co., Inc.†	2,477	113,050
Carrier Global Corp.	2,827	173,832
Gibraltar Industries, Inc.†	988	70,602
Griffon Corp.	1,517	99,394
JELD-WEN Holding, Inc.†	3,239	66,400
Johnson Controls International PLC	1,481	96,369
Lennox International, Inc.	397	183,978
Louisiana-Pacific Corp.	1,231	90,097
Martin Marietta Materials, Inc.	985	578,264
Masonite International Corp.†	719	95,303
Summit Materials, Inc., Class A†	3,427	133,310
Trane Technologies PLC	2,783	883,157
Trex Co., Inc.†	1,900	168,245
Vulcan Materials Co.	565	145,561
West Fraser Timber Co., Ltd.	1,478	113,156
		3,156,156
Chemicals — 1.5%
Air Liquide SA	5,248	1,027,420
Akzo Nobel NV	7,921	523,770
Asahi Kasei Corp.	47,200	329,162
Axalta Coating Systems, Ltd.†	1,703	53,542
BASF SE	10,290	539,785
CF Industries Holdings, Inc.	1,536	121,298
Covestro AG*†	9,210	461,459
Element Solutions, Inc.	4,368	101,032
H.B. Fuller Co.	631	47,142
Huntsman Corp.	1,908	45,525
Intrepid Potash, Inc.†	1,008	20,281
Johnson Matthey PLC	18,321	401,375
Koppers Holdings, Inc.	775	39,742
Linde PLC	8,340	3,677,606
Minerals Technologies, Inc.	784	57,146
Mosaic Co.	14,227	446,586
NewMarket Corp.	166	87,469
Nutrien, Ltd.	4,371	230,658
RPM International, Inc.	5,086	543,744
Sensient Technologies Corp.	962	70,438
Sherwin-Williams Co.	4,463	1,337,159
Tronox Holdings PLC	2,499	42,458
Umicore SA	15,638	346,802
		10,551,599
Coal — 0.0%
SunCoke Energy, Inc.	7,590	78,253
Warrior Met Coal, Inc.	1,763	120,501
		198,754
Commercial Services — 1.5%
Adyen NV*†	337	401,630
Affirm Holdings, Inc.†	1,342	42,783
Amadeus IT Group SA	10,241	649,783
API Group Corp.†	4,855	187,257
Ashtead Group PLC	6,355	459,374
Automatic Data Processing, Inc.	2,250	544,252
Avis Budget Group, Inc.	340	32,453
Block, Inc.†	3,676	268,348
Booz Allen Hamilton Holding Corp.	1,824	269,350
Bright Horizons Family Solutions, Inc.†	1,527	158,365
Cintas Corp.	420	276,503
CoreCivic, Inc.†	3,332	49,647
Corpay, Inc.†	2,405	726,647
CoStar Group, Inc.†	902	82,560

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Element Fleet Management Corp.	57,911	$ 924,203
Equifax, Inc.	1,839	404,929
Euronet Worldwide, Inc.†	1,143	117,363
FTI Consulting, Inc.†	736	157,379
GEO Group, Inc.†	5,090	75,637
Global Payments, Inc.	2,427	297,963
Grand Canyon Education, Inc.†	796	103,496
Green Dot Corp., Class A†	3,693	32,314
Gusto, Inc.†(1)(2)	775	11,919
GXO Logistics, Inc.†	1,157	57,457
Huron Consulting Group, Inc.†	625	58,275
John Wiley & Sons, Inc., Class A	768	28,854
Korn Ferry	1,351	82,033
ManpowerGroup, Inc.	571	43,082
Marathon Digital Holdings, Inc.†	1,601	25,712
Matthews International Corp., Class A	1,980	53,420
Moody's Corp.	223	82,584
Morningstar, Inc.	500	141,325
Paylocity Holding Corp.†	924	143,368
Payoneer Global, Inc.†	17,224	85,087
PROG Holdings, Inc.	1,258	41,816
Recruit Holdings Co., Ltd.	15,200	660,615
S&P Global, Inc.	3,350	1,393,030
Service Corp. International	3,542	253,997
Strategic Education, Inc.	973	111,739
TechnoPro Holdings, Inc.	22,400	382,197
Toast, Inc., Class A†	4,240	100,191
TransUnion	3,299	240,827
Valvoline, Inc.†	2,894	123,053
Vestis Corp.	1,095	20,170
WEX, Inc.†	361	76,265
WillScot Mobile Mini Holdings Corp.†	4,861	179,663
		10,658,915
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	42	44,800
Computers — 3.4%
Accenture PLC, Class A	8,235	2,477,994
Apple, Inc.	106,748	18,182,387
Crowdstrike Holdings, Inc., Class A†	2,357	689,517
Dell Technologies, Inc., Class C	1,444	179,980
Fortinet, Inc.†	6,752	426,591
International Business Machines Corp.	1,210	201,102
NTT Data Group Corp.	67,800	1,056,690
Pure Storage, Inc., Class A†	6,391	322,106
Qualys, Inc.†	494	80,971
Teleperformance SE	2,644	261,233
Western Digital Corp.†	1,867	132,240
Zscaler, Inc.†	1,005	173,805
		24,184,616
Cosmetics/Personal Care — 1.8%
Colgate-Palmolive Co.	34,133	3,137,505
e.l.f. Beauty, Inc.†	1,465	238,106
Kenvue, Inc.	169,636	3,192,550
L'Oreal SA	2,203	1,029,080
Procter & Gamble Co.	17,386	2,837,395
Puig Brands SA†	7,381	192,987
Unilever PLC	39,266	2,029,836
		12,657,459
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.5%
Bunzl PLC	16,174	$ 618,564
Copart, Inc.†	3,358	182,373
Ferguson PLC	3,768	790,903
Global Industrial Co.	1,471	56,648
Hudson Technologies, Inc.†	3,943	39,115
Mitsubishi Corp.	31,400	717,247
Resideo Technologies, Inc.†	1,943	37,947
SiteOne Landscape Supply, Inc.†	1,312	205,840
Sumitomo Corp.	36,900	967,768
WESCO International, Inc.	586	89,511
		3,705,916
Diversified Financial Services — 3.2%
Air Lease Corp.	1,693	85,056
Ally Financial, Inc.	3,442	132,001
American Express Co.	13,957	3,266,357
Apollo Global Management, Inc.	5,250	568,995
Ares Management Corp., Class A	3,009	400,468
BlackRock, Inc.	144	108,668
Blue Owl Capital, Inc.	7,354	138,917
Capital One Financial Corp.	564	80,894
Cboe Global Markets, Inc.	401	72,641
Charles Schwab Corp.	45,885	3,393,196
CME Group, Inc.	3,326	697,263
Coinbase Global, Inc., Class A†	1,312	267,556
Discover Financial Services	603	76,418
Intercontinental Exchange, Inc.	2,092	269,366
Julius Baer Group, Ltd.	11,316	609,373
LPL Financial Holdings, Inc.	1,310	352,560
Mastercard, Inc., Class A	7,534	3,399,341
Mitsubishi HC Capital, Inc.	49,800	322,642
OneMain Holdings, Inc.	3,549	184,938
Piper Sandler Cos.	448	87,714
Rocket Cos., Inc., Class A†	2,400	29,472
SEI Investments Co.	971	64,037
SLM Corp.	5,235	110,930
SoFi Technologies, Inc.†	5,786	39,229
StepStone Group, Inc., Class A	1,572	56,702
Synchrony Financial	1,049	46,135
Tradeweb Markets, Inc., Class A	3,009	306,045
Virtus Investment Partners, Inc.	571	125,232
Visa, Inc., Class A	26,785	7,194,719
Voya Financial, Inc.	4,024	274,276
Western Union Co.	3,652	49,083
		22,810,224
Electric — 1.7%
Ameren Corp.	25,290	1,868,172
CenterPoint Energy, Inc.	5,779	168,400
CMS Energy Corp.	10,620	643,678
Constellation Energy Corp.	11,225	2,087,176
Dominion Energy, Inc.	6,153	313,680
Electric Power Development Co., Ltd.	25,800	439,350
Engie SA	79,787	1,385,569
FirstEnergy Corp.	5,349	205,081
IDACORP, Inc.	275	26,064
MGE Energy, Inc.	1,185	92,809
National Grid PLC	64,257	843,547
NextEra Energy, Inc.	27,880	1,867,124
Northwestern Energy Group, Inc.	1,638	82,621
OGE Energy Corp.	2,824	97,852
Ormat Technologies, Inc.	1,148	73,277
PG&E Corp.	21,567	369,011

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
PNM Resources, Inc.	692	$ 25,646
PPL Corp.	894	24,549
Southern Co.	2,962	217,707
Vistra Corp.	2,778	210,684
WEC Energy Group, Inc.	1,108	91,565
Xcel Energy, Inc.	14,433	775,485
		11,909,047
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	5,580	974,603
Belden, Inc.	612	49,737
Emerson Electric Co.	493	53,136
Energizer Holdings, Inc.	2,128	61,116
EnerSys	1,166	105,465
Legrand SA	8,833	907,937
Littelfuse, Inc.	473	109,093
Novanta, Inc.†	771	120,661
Schneider Electric SE	3,381	770,002
		3,151,750
Electronics — 1.6%
ABB, Ltd.	28,965	1,404,599
Amphenol Corp., Class A	21,301	2,572,522
Atkore, Inc.	874	153,212
Atmus Filtration Technologies, Inc.†	3,712	112,437
Avnet, Inc.	1,953	95,443
Coherent Corp.†	1,270	69,380
ESCO Technologies, Inc.	1,120	113,624
Honeywell International, Inc.	12,278	2,366,339
Hubbell, Inc.	292	108,192
Keysight Technologies, Inc.†	7,017	1,038,095
Mettler-Toledo International, Inc.†	90	110,673
Murata Manufacturing Co., Ltd.	31,200	567,715
Sensata Technologies Holding PLC	1,508	57,771
TD SYNNEX Corp.	623	73,414
TE Connectivity, Ltd.	18,264	2,583,991
TTM Technologies, Inc.†	5,817	86,848
		11,514,255
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	176	31,029
Plug Power, Inc.†	4,072	9,406
REX American Resources Corp.†	1,729	95,666
Shoals Technologies Group, Inc., Class A†	5,057	42,732
Sunrun, Inc.†	4,857	49,978
		228,811
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	646	199,879
Dycom Industries, Inc.†	983	137,639
Exponent, Inc.	952	87,498
TopBuild Corp.†	361	146,086
Worley, Ltd.	55,869	539,185
		1,110,287
Entertainment — 0.1%
Churchill Downs, Inc.	823	106,167
Cinemark Holdings, Inc.†	1,573	26,961
DraftKings, Inc., Class A†	3,090	128,420
Light & Wonder, Inc.†	768	68,552
Madison Square Garden Entertainment Corp.†	1,101	43,104
Marriott Vacations Worldwide Corp.	342	32,870
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Vail Resorts, Inc.	248	$ 46,964
Warner Music Group Corp., Class A	1,609	53,097
		506,135
Environmental Control — 0.3%
Casella Waste Systems, Inc., Class A†	1,193	107,847
Republic Services, Inc.	2,728	522,957
Stericycle, Inc.†	2,357	105,429
Veralto Corp.	1,071	100,331
Waste Connections, Inc.	8,252	1,337,567
		2,174,131
Food — 0.9%
Barry Callebaut AG	261	421,592
Flowers Foods, Inc.	4,769	118,939
Ingredion, Inc.	1,032	118,257
Kraft Heinz Co.	2,150	83,011
Mondelez International, Inc., Class A	26,690	1,920,079
Nestle SA	27,165	2,724,902
Post Holdings, Inc.†	637	67,617
Seven & i Holdings Co., Ltd.	64,600	834,077
Sysco Corp.	730	54,254
Tyson Foods, Inc., Class A	583	35,359
US Foods Holding Corp.†	2,128	106,932
		6,485,019
Food Service — 0.2%
Aramark	2,027	63,871
Compass Group PLC	41,381	1,149,932
		1,213,803
Forest Products & Paper — 0.1%
International Paper Co.	16,410	573,365
Gas — 0.1%
Atmos Energy Corp.	4,325	509,917
Beijing Enterprises Holdings, Ltd.	52,000	166,730
NiSource, Inc.	1,217	33,906
ONE Gas, Inc.	1,543	99,554
Southwest Gas Holdings, Inc.	1,430	106,707
		916,814
Hand/Machine Tools — 0.1%
Enerpac Tool Group Corp.	1,705	60,749
MSA Safety, Inc.	697	125,739
Stanley Black & Decker, Inc.	8,584	784,578
		971,066
Healthcare-Products — 3.0%
10X Genomics, Inc., Class A†	2,675	78,324
Abbott Laboratories	2,364	250,513
Agilent Technologies, Inc.	8,848	1,212,530
Alcon, Inc.	5,992	460,116
Align Technology, Inc.†	227	64,100
Alpha Pro Tech, Ltd.†	6,386	38,124
Avantor, Inc.†	6,355	153,982
Azenta, Inc.†	1,008	52,880
Baxter International, Inc.	2,348	94,789
Bio-Techne Corp.	1,184	74,841
Boston Scientific Corp.†	3,015	216,688
Danaher Corp.	12,522	3,088,176
Edwards Lifesciences Corp.†	2,939	248,845
Elekta AB, Series B	50,110	358,388
Enovis Corp.†	982	54,236
Envista Holdings Corp.†	1,363	26,824

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Healthcare-Products (continued)
EssilorLuxottica SA	3,062	$ 654,827
Exact Sciences Corp.†	1,070	63,505
GE HealthCare Technologies, Inc.	13,431	1,023,979
Glaukos Corp.†	1,048	100,608
Globus Medical, Inc., Class A†	1,184	58,951
Hologic, Inc.†	6,649	503,795
Intuitive Surgical, Inc.†	5,223	1,935,748
Koninklijke Philips NV	29,228	780,271
Lantheus Holdings, Inc.†	1,235	82,177
Medtronic PLC	3,736	299,777
Nevro Corp.†	2,221	23,498
Novocure, Ltd.†	3,147	38,519
Omnicell, Inc.†	638	17,105
OraSure Technologies, Inc.†	4,503	23,821
Penumbra, Inc.†	837	164,445
PROCEPT BioRobotics Corp.†	1,503	79,629
Pulse Biosciences, Inc.†	4,583	33,777
QuidelOrtho Corp.†	411	16,666
Repligen Corp.†	963	158,125
Revvity, Inc.	3,722	381,393
Siemens Healthineers AG*	16,564	920,953
Stryker Corp.	6,229	2,096,058
Tactile Systems Technology, Inc.†	2,489	34,274
Tandem Diabetes Care, Inc.†	1,545	56,686
Teleflex, Inc.	758	158,233
Thermo Fisher Scientific, Inc.	8,145	4,632,224
Zimmer Biomet Holdings, Inc.	2,059	247,657
		21,060,057
Healthcare-Services — 2.2%
agilon health, Inc.†	3,942	21,681
Amedisys, Inc.†	503	46,301
Centene Corp.†	428	31,270
Charles River Laboratories International, Inc.†	126	28,854
Chemed Corp.	172	97,696
Elevance Health, Inc.	9,492	5,017,281
Ensign Group, Inc.	1,012	119,780
Evotec SE†	13,932	144,840
Fresenius SE & Co. KGaA	18,727	558,687
HCA Healthcare, Inc.	2,248	696,475
Humana, Inc.	1,332	402,384
ICON PLC†	341	101,577
IQVIA Holdings, Inc.†	124	28,739
Molina Healthcare, Inc.†	299	102,288
Pediatrix Medical Group, Inc. †	2,878	25,528
Pennant Group, Inc.†	2,256	47,173
Select Medical Holdings Corp.	5,863	166,333
Tenet Healthcare Corp.†	10,975	1,232,383
UnitedHealth Group, Inc.	14,648	7,085,238
		15,954,508
Home Builders — 0.2%
Cavco Industries, Inc.†	158	57,545
Green Brick Partners, Inc.†	1,844	99,816
Hovnanian Enterprises, Inc., Class A†	343	50,706
KB Home	1,304	84,447
NVR, Inc.†	34	252,921
Persimmon PLC	23,358	377,077
Taylor Morrison Home Corp.†	2,406	134,760
		1,057,272
Home Furnishings — 0.2%
iRobot Corp.†	832	7,122
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Panasonic Holdings Corp.	62,800	$ 547,071
Sony Group Corp.	11,000	908,625
		1,462,818
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,525	983,192
Spectrum Brands Holdings, Inc.	369	30,210
		1,013,402
Housewares — 0.0%
Scotts Miracle-Gro Co.	877	60,110
Insurance — 4.3%
AIA Group, Ltd.	96,000	703,967
Allstate Corp.	6,506	1,106,410
American Financial Group, Inc.	729	93,130
Aon PLC, Class A	1,204	339,540
AXA SA	50,628	1,743,220
Axis Capital Holdings, Ltd.	3,136	192,331
Berkshire Hathaway, Inc., Class B†	12,302	4,880,572
Challenger, Ltd.	45,610	198,367
Chubb, Ltd.	17,663	4,391,728
Definity Financial Corp.	9,536	317,878
eHealth, Inc.†	2,369	10,139
Equitable Holdings, Inc.	8,951	330,381
Fidelity National Financial, Inc.	1,892	93,654
Hanover Insurance Group, Inc.	1,300	168,766
Hartford Financial Services Group, Inc.	13,035	1,262,961
Jackson Financial, Inc., Class A	1,714	117,100
Kemper Corp.	2,501	145,833
Mandatum Oyj†	19,451	90,309
Markel Group, Inc.†	96	140,006
Marsh & McLennan Cos., Inc.	13,526	2,697,490
Mercury General Corp.	1,953	102,064
MetLife, Inc.	21,935	1,559,140
Muenchener Rueckversicherungs-Gesellschaft AG	4,156	1,826,428
Palomar Holdings, Inc.†	983	77,333
Progressive Corp.	7,687	1,600,818
Reinsurance Group of America, Inc.	477	89,194
RenaissanceRe Holdings, Ltd.	1,873	410,655
Sampo Oyj, Class A	20,217	818,241
Selective Insurance Group, Inc.	1,740	176,871
Storebrand ASA	69,458	667,378
Sun Life Financial, Inc.	15,918	812,753
Tokio Marine Holdings, Inc.	39,000	1,224,615
Travelers Cos., Inc.	5,646	1,197,855
Zurich Insurance Group AG	2,109	1,015,035
		30,602,162
Internet — 6.0%
Beyond, Inc.†	962	19,365
Airbnb, Inc., Class A†	1,280	202,970
Alibaba Group Holding, Ltd. ADR	2,352	176,047
Alphabet, Inc., Class A†	20,423	3,324,456
Alphabet, Inc., Class C†	56,679	9,331,631
Amazon.com, Inc.†	70,839	12,396,825
Booking Holdings, Inc.	667	2,302,504
CyberAgent, Inc.	51,400	321,321
DoorDash, Inc., Class A†	4,639	599,637
Gen Digital, Inc.	9,382	188,953
GoDaddy, Inc., Class A†	2,076	254,061
IAC, Inc.†	655	31,152
LY Corp.	104,600	253,713
Lyft, Inc., Class A†	3,830	59,901

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Magnite, Inc.†	2,489	$ 21,978
Meta Platforms, Inc., Class A	19,700	8,474,349
NAVER Corp.	3,002	395,225
Netflix, Inc.†	4,235	2,331,960
Okta, Inc.†	980	91,120
Open Lending Corp.†	11,423	58,257
Palo Alto Networks, Inc.†	328	95,412
Pinterest, Inc., Class A†	6,391	213,779
Roku, Inc.†	528	30,444
Sea, Ltd. ADR†	4,162	262,997
Shopify, Inc., Class A†	8,361	586,942
Snap, Inc., Class A†	7,046	106,042
Tencent Holdings, Ltd.	5,100	224,226
Uber Technologies, Inc.†	6,425	425,785
Upwork, Inc.†	1,975	23,108
Wayfair, Inc., Class A†	574	28,786
Ziff Davis, Inc.†	907	45,450
Zillow Group, Inc., Class C†	1,240	52,787
		42,931,183
Iron/Steel — 0.1%
Cleveland-Cliffs, Inc.†	3,762	63,578
Commercial Metals Co.	2,088	112,209
Reliance, Inc.	834	237,456
Steel Dynamics, Inc.	1,232	160,308
Worthington Steel, Inc.	571	17,581
		591,132
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,073	65,432
Norwegian Cruise Line Holdings, Ltd.†	18,380	347,750
Peloton Interactive, Inc., Class A†	4,759	14,800
Planet Fitness, Inc., Class A†	1,026	61,396
Royal Caribbean Cruises, Ltd.†	1,559	217,683
Topgolf Callaway Brands Corp.†	3,054	48,925
		755,986
Lodging — 0.4%
Hilton Worldwide Holdings, Inc.	9,836	1,940,446
Las Vegas Sands Corp.	11,705	519,234
Marcus Corp.	1,406	18,334
Marriott International, Inc., Class A	1,618	382,058
Playa Hotels & Resorts NV†	4,952	44,568
Travel & Leisure Co.	1,749	76,152
Wyndham Hotels & Resorts, Inc.	1,240	91,152
Wynn Resorts, Ltd.	1,053	96,508
		3,168,452
Machinery-Construction & Mining — 0.6%
Argan, Inc.	1,882	113,409
BWX Technologies, Inc.	1,392	133,312
Caterpillar, Inc.	423	141,523
GE Vernova, Inc.†	10,847	1,667,292
Mitsubishi Electric Corp.	64,300	1,123,537
Sandvik AB	33,121	664,886
Vertiv Holdings Co., Class A	2,570	239,010
		4,082,969
Machinery-Diversified — 1.3%
Alamo Group, Inc.	664	129,068
Cognex Corp.	3,050	126,697
Deere & Co.	2,041	798,868
Dover Corp.	3,770	675,961
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Esab Corp.	2,110	$ 223,407
Graco, Inc.	1,443	115,729
IDEX Corp.	3,441	758,603
Ingersoll Rand, Inc.	2,254	210,343
KION Group AG	9,134	423,354
Middleby Corp.†	937	130,215
Mueller Water Products, Inc., Class A	9,793	155,121
Nordson Corp.	325	83,912
Omron Corp.	6,300	216,880
Otis Worldwide Corp.	5,650	515,280
Rockwell Automation, Inc.	6,503	1,762,053
SMC Corp.	600	315,577
Tennant Co.	1,091	127,080
THK Co., Ltd.	13,700	300,591
Toro Co.	6,523	571,350
Westinghouse Air Brake Technologies Corp.	9,406	1,515,118
		9,155,207
Media — 0.3%
Comcast Corp., Class A	26,027	991,889
E.W. Scripps Co., Class A†	4,119	15,487
Endeavor Group Holdings, Inc., Class A	2,950	77,910
Liberty Global, Ltd., Class A†	1,007	16,006
Liberty Global, Ltd., Class C†	2,201	36,030
Liberty Media Corp.-Liberty Formula One, Class C†	2,541	177,794
Liberty Media Corp.-Liberty SiriusXM†	842	20,259
Nexstar Media Group, Inc.	588	94,115
Scholastic Corp.	1,680	59,842
Sinclair, Inc.	1,480	18,204
Sphere Entertainment Co.†	1,827	70,997
TEGNA, Inc.	1,393	19,001
Walt Disney Co.	3,101	344,521
		1,942,055
Metal Fabricate/Hardware — 0.2%
Metallus, Inc.†	2,489	51,174
Proto Labs, Inc.†	564	17,191
Prysmian SpA	18,910	1,028,078
RBC Bearings, Inc.†	584	142,817
Timken Co.	1,536	137,042
Worthington Industries, Inc.	571	32,638
Xometry, Inc., Class A†	1,763	31,505
		1,440,445
Mining — 0.8%
Agnico Eagle Mines, Ltd.	1,057	66,961
Antofagasta PLC	31,665	870,618
BHP Group, Ltd. (ASX)	16,563	456,729
BHP Group, Ltd. (LSE)	23,608	654,008
Compass Minerals International, Inc.	1,314	16,359
Franco-Nevada Corp.	3,905	470,162
Freeport-McMoRan, Inc.	25,645	1,280,711
IGO, Ltd.	60,044	304,006
Pilbara Minerals, Ltd.	176,375	457,684
Royal Gold, Inc.	568	68,234
South32, Ltd.	159,612	371,007
Southern Copper Corp.	2,940	343,010
Wheaton Precious Metals Corp.	9,341	487,040
		5,846,529
Miscellaneous Manufacturing — 0.7%
3M Co.	318	30,690
Carlisle Cos., Inc.	349	135,499
Fabrinet†	880	152,302

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
Illinois Tool Works, Inc.	1,611	$ 393,261
John Bean Technologies Corp.	573	51,048
Largan Precision Co., Ltd.	2,000	134,072
Siemens AG	19,786	3,711,569
Teledyne Technologies, Inc.†	356	135,807
		4,744,248
Office Furnishings — 0.0%
Steelcase, Inc., Class A	5,118	61,570
Office/Business Equipment — 0.0%
Pitney Bowes, Inc.	5,738	24,444
Zebra Technologies Corp., Class A†	517	162,627
		187,071
Oil & Gas — 3.1%
Antero Resources Corp.†	2,453	83,426
Chesapeake Energy Corp.	2,802	251,844
Chevron Corp.	6,841	1,103,248
CNX Resources Corp.†	3,330	78,322
ConocoPhillips	28,233	3,546,629
DCC PLC	7,577	518,104
Devon Energy Corp.	1,221	62,491
Diamondback Energy, Inc.	3,742	752,628
EOG Resources, Inc.	8,299	1,096,547
EQT Corp.	53,497	2,144,695
Equinor ASA	48,915	1,303,474
Exxon Mobil Corp.	34,736	4,108,227
Hess Corp.	1,367	215,289
Kosmos Energy, Ltd.†	14,883	84,387
Magnolia Oil & Gas Corp., Class A	5,812	145,707
Marathon Petroleum Corp.	1,710	310,741
Noble Corp. PLC	1,673	74,248
Ovintiv, Inc.	1,498	76,877
Phillips 66	2,704	387,240
Pioneer Natural Resources Co.	1,466	394,823
Range Resources Corp.	44,219	1,587,904
Shell PLC ADR	16,315	1,169,133
SM Energy Co.	3,064	148,573
Southwestern Energy Co.†	19,907	149,103
Suncor Energy, Inc.	1,487	56,789
Texas Pacific Land Corp.	164	94,513
TotalEnergies SE	26,270	1,908,062
Valero Energy Corp.	554	88,568
Weatherford International PLC†	1,103	136,353
		22,077,945
Oil & Gas Services — 0.8%
Atlas Energy Solutions, Inc.	2,688	59,700
Expro Group Holdings NV†	6,520	122,315
Halliburton Co.	56,228	2,106,863
Schlumberger NV	59,888	2,843,482
TechnipFMC PLC	8,517	218,206
Tidewater, Inc.†	1,855	170,382
		5,520,948
Packaging & Containers — 0.2%
Amcor PLC	19,434	173,521
Ball Corp.	6,576	457,493
Crown Holdings, Inc.	1,301	106,773
Greif, Inc., Class B	638	39,862
Packaging Corp. of America	300	51,894
Sonoco Products Co.	2,406	134,856
Security Description	Shares or Principal Amount	Value

Packaging & Containers (continued)
Stora Enso Oyj, Class R	33,274	$ 442,993
Westrock Co.	1,611	77,264
		1,484,656
Pharmaceuticals — 5.4%
AbbVie, Inc.	9,897	1,609,648
Alkermes PLC†	3,220	79,019
Arvinas, Inc.†	2,246	71,355
Astellas Pharma, Inc.	78,800	756,652
AstraZeneca PLC ADR	72,527	5,503,349
Bayer AG	13,003	379,348
Becton Dickinson & Co.	5,738	1,346,135
Bristol-Myers Squibb Co.	4,181	183,713
Cardinal Health, Inc.	799	82,329
Cencora, Inc.	7,216	1,724,985
Cigna Group	5,494	1,961,578
CVS Health Corp.	754	51,053
Dexcom, Inc.†	659	83,950
Elanco Animal Health, Inc.†	10,748	141,444
Eli Lilly & Co.	9,208	7,192,369
GSK PLC ADR	9,346	387,298
Johnson & Johnson	22,996	3,324,992
Madrigal Pharmaceuticals, Inc.†	212	43,252
McKesson Corp.	3,790	2,036,026
Merck & Co., Inc.	17,466	2,256,956
Morphic Holding, Inc.†	1,583	43,168
Neurocrine Biosciences, Inc.†	1,230	169,174
Novartis AG	16,106	1,555,694
Novo Nordisk A/S ADR	1,438	184,510
Novo Nordisk A/S, Class B	15,268	1,962,174
Otsuka Holdings Co., Ltd.	7,200	307,065
Owens & Minor, Inc.†	2,036	50,371
Pacira BioSciences, Inc.†	2,554	67,042
Pfizer, Inc.	5,806	148,750
Prestige Consumer Healthcare, Inc.†	1,804	129,455
Roche Holding AG	5,363	1,283,041
Sanofi ADR	682	33,575
Sanofi SA	16,635	1,640,152
Vaxcyte, Inc.†	1,352	81,864
Viatris, Inc.	13,655	157,988
Zoetis, Inc.	9,822	1,564,055
		38,593,529
Pipelines — 0.2%
Antero Midstream Corp.	2,494	34,517
Cheniere Energy, Inc.	1,766	278,710
Kinder Morgan, Inc.	19,330	353,352
Williams Cos., Inc.	24,610	944,040
		1,610,619
Private Equity — 0.3%
Blackstone, Inc.	522	60,870
Bridgepoint Group PLC*	86,871	246,144
Brookfield Corp.	16,588	665,376
CVC Capital Partners PLC†	19,763	358,548
KKR & Co., Inc.	5,249	488,524
		1,819,462
Real Estate — 0.2%
CBRE Group, Inc., Class A†	532	46,226
Howard Hughes Holdings, Inc.†	715	46,589
Jones Lang LaSalle, Inc.†	434	78,424

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Real Estate (continued)
Mitsui Fudosan Co., Ltd.	104,500	$ 1,062,388
Transcontinental Realty Investors, Inc.†	1,203	34,466
		1,268,093
REITS — 1.3%
Acadia Realty Trust	10,114	174,770
American Homes 4 Rent, Class A	4,310	154,298
American Tower Corp.	5,237	898,460
Annaly Capital Management, Inc.	5,842	109,479
Apartment Income REIT Corp.	1,660	63,711
Apple Hospitality REIT, Inc.	4,541	67,025
AvalonBay Communities, Inc.	477	90,425
Camden Property Trust	222	22,129
CubeSmart	5,141	207,902
Douglas Emmett, Inc.	6,262	85,852
EastGroup Properties, Inc.	559	86,846
EPR Properties	1,306	53,011
Equinix, Inc.	317	225,422
Equity LifeStyle Properties, Inc.	10,222	616,284
Equity Residential	16,740	1,078,056
Essex Property Trust, Inc.	504	124,110
Extra Space Storage, Inc.	156	20,948
Great Portland Estates PLC	45,261	221,077
Healthcare Realty Trust, Inc.	6,279	89,350
JBG SMITH Properties	1,880	28,219
Kilroy Realty Corp.	2,043	69,053
Kimco Realty Corp.	2,754	51,307
Lamar Advertising Co., Class A	924	107,045
LTC Properties, Inc.	853	28,234
Medical Properties Trust, Inc.	3,822	17,581
NNN REIT, Inc.	2,440	98,893
Omega Healthcare Investors, Inc.	2,156	65,564
Orchid Island Capital, Inc.	7,135	59,435
Outfront Media, Inc.	6,670	105,786
Park Hotels & Resorts, Inc.	3,156	50,906
Pebblebrook Hotel Trust	3,370	48,966
Piedmont Office Realty Trust, Inc., Class A	4,054	27,932
Prologis, Inc.	5,250	535,763
Public Storage	3,552	921,567
Rayonier, Inc.	2,427	71,985
Regency Centers Corp.	707	41,869
Rexford Industrial Realty, Inc.	15,762	674,771
Scentre Group	295,139	603,026
Service Properties Trust	5,100	31,263
Simon Property Group, Inc.	338	47,499
Starwood Property Trust, Inc.	5,505	104,430
Summit Hotel Properties, Inc.	4,310	25,903
Sun Communities, Inc.	1,845	205,386
Terreno Realty Corp.	1,726	93,808
Welltower, Inc.	1,908	181,794
Weyerhaeuser Co.	24,453	737,747
WP Carey, Inc.	1,817	99,644
		9,524,531
Retail — 3.7%
Advance Auto Parts, Inc.	1,604	117,060
AutoZone, Inc.†	258	762,751
Bath & Body Works, Inc.	831	37,744
BJ's Wholesale Club Holdings, Inc.†	2,325	173,631
Brinker International, Inc.†	1,314	70,430
Burlington Stores, Inc.†	1,466	263,792
Caleres, Inc.	2,286	84,193
Security Description	Shares or Principal Amount	Value

Retail (continued)
Carvana Co.†	6,797	$ 563,607
Casey's General Stores, Inc.	594	189,831
Cava Group, Inc.†	1,302	93,666
Chipotle Mexican Grill, Inc.†	509	1,608,236
Cie Financiere Richemont SA, Class A	4,680	647,630
Citi Trends, Inc.†	925	19,832
Costco Wholesale Corp.	1,809	1,307,726
Dollar General Corp.	9,610	1,337,616
Dollar Tree, Inc.†	3,162	373,907
Domino's Pizza, Inc.	268	141,844
Five Below, Inc.†	779	113,999
Floor & Decor Holdings, Inc., Class A†	1,604	176,969
Freshpet, Inc.†	537	56,960
GameStop Corp., Class A†	1,192	13,219
Group 1 Automotive, Inc.	302	88,794
Home Depot, Inc.	9,087	3,037,057
Jack in the Box, Inc.	681	38,865
Kingfisher PLC	238,136	733,218
Kohl's Corp.	2,688	64,351
La-Z-Boy, Inc.	2,603	85,483
Lowe's Cos., Inc.	1,302	296,843
Lululemon Athletica, Inc.†	797	287,398
McDonald's Corp.	7,162	1,955,512
Moncler SpA	10,199	696,124
MSC Industrial Direct Co., Inc., Class A	1,394	127,189
Next PLC	6,982	782,822
ODP Corp.†	1,184	60,277
Ollie's Bargain Outlet Holdings, Inc.†	961	70,288
O'Reilly Automotive, Inc.†	193	195,559
Papa John's International, Inc.	553	34,115
Penske Automotive Group, Inc.	450	68,810
PetMed Express, Inc.	3,036	11,992
RH†	330	81,527
Ross Stores, Inc.	15,957	2,067,229
Signet Jewelers, Ltd.	721	70,680
Starbucks Corp.	1,434	126,895
Target Corp.	5,179	833,715
TJX Cos., Inc.	6,609	621,841
Tractor Supply Co.	3,680	1,004,934
Ulta Beauty, Inc.†	460	186,226
Walmart, Inc.	53,829	3,194,751
Welcia Holdings Co., Ltd.	8,300	121,815
Wendy's Co.	3,101	61,989
Wingstop, Inc.	756	290,901
Yum! Brands, Inc.	4,419	624,184
		26,076,027
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	10,540	50,276
New York Community Bancorp, Inc.	5,643	14,954
Pacific Premier Bancorp, Inc.	3,597	77,336
TFS Financial Corp.	3,202	38,456
WSFS Financial Corp.	2,410	102,979
		284,001
Semiconductors — 6.8%
Advanced Micro Devices, Inc.†	6,848	1,084,586
Amkor Technology, Inc.	2,763	89,383
Analog Devices, Inc.	8,936	1,792,651
Applied Materials, Inc.	10,158	2,017,887
ASML Holding NV (NASDAQ)	1,351	1,178,707
ASML Holding NV (XAMS)	2,741	2,389,119
Broadcom, Inc.	2,419	3,145,353

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Cirrus Logic, Inc.†	1,134	$ 100,438
Entegris, Inc.	3,576	475,322
Hamamatsu Photonics KK	11,000	402,906
Impinj, Inc.†	519	82,718
Intel Corp.	24,558	748,282
KLA Corp.	2,868	1,976,884
Lam Research Corp.	1,705	1,524,969
Lattice Semiconductor Corp.†	2,801	192,149
Marvell Technology, Inc.	6,107	402,512
MaxLinear, Inc.†	2,017	41,934
Microchip Technology, Inc.	10,179	936,264
Micron Technology, Inc.	10,781	1,217,822
MKS Instruments, Inc.	1,556	185,133
Monolithic Power Systems, Inc.	1,046	700,119
NVIDIA Corp.	17,743	15,330,307
NXP Semiconductors NV	7,379	1,890,426
Power Integrations, Inc.	1,049	69,989
QUALCOMM, Inc.	13,251	2,197,678
Renesas Electronics Corp.	26,600	438,290
Samsung Electronics Co., Ltd.	25,920	1,434,623
Semtech Corp.†	2,703	101,687
Taiwan Semiconductor Manufacturing Co., Ltd.	107,000	2,578,227
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,887	396,501
Texas Instruments, Inc.	12,724	2,244,768
Tokyo Electron, Ltd.	4,400	966,180
		48,333,814
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	229	63,417
Software — 7.3%
Adobe, Inc.†	3,066	1,419,037
Appfolio, Inc., Class A†	432	97,969
Asana, Inc., Class A†	1,040	15,465
Asure Software, Inc.†	4,889	36,130
Atlassian Corp., Class A†	3,270	563,421
Autodesk, Inc.†	891	189,649
Bandwidth, Inc., Class A†	1,406	25,589
BILL Holdings, Inc.†	3,680	229,485
Braze, Inc.†	1,861	77,976
Broadridge Financial Solutions, Inc.	6,702	1,296,234
Cadence Design Systems, Inc.†	892	245,862
Cloudflare, Inc., Class A†	2,110	184,414
Confluent, Inc., Class A†	10,718	301,390
CSG Systems International, Inc.	876	41,382
Datadog, Inc., Class A†	4,835	606,792
Descartes Systems Group, Inc.†	941	87,315
DocuSign, Inc.†	3,045	172,347
Duolingo, Inc.†	564	127,323
Dynatrace, Inc.†	6,009	272,268
Envestnet, Inc.†	1,175	72,932
Everbridge, Inc.†	1,175	40,831
Evolent Health, Inc., Class A†	1,832	50,820
Fair Isaac Corp.†	109	123,533
Fiserv, Inc.†	21,068	3,216,452
Five9, Inc.†	730	42,026
HashiCorp, Inc., Class A†	2,868	93,095
HubSpot, Inc.†	587	355,059
Informatica, Inc., Class A†	2,831	87,676
Intuit, Inc.	2,251	1,408,271
Manhattan Associates, Inc.†	593	122,194
Microsoft Corp.	71,584	27,869,799
MicroStrategy, Inc., Class A†	108	115,023
Security Description	Shares or Principal Amount	Value

Software (continued)
MongoDB, Inc.†	2,022	$ 738,394
MSCI, Inc.	422	196,563
Nutanix, Inc., Class A†	3,575	217,002
Oracle Corp.	2,636	299,845
Palantir Technologies, Inc., Class A†	13,000	285,610
Phreesia, Inc.†	1,350	27,999
Playtika Holding Corp.	1,943	14,087
Procore Technologies, Inc.†	2,131	145,803
RingCentral, Inc., Class A†	1,571	46,533
ROBLOX Corp., Class A†	2,700	96,012
Roper Technologies, Inc.	4,647	2,376,755
Salesforce, Inc.	3,506	942,904
Samsara, Inc., Class A†	5,579	194,874
SAP SE	8,248	1,493,376
ServiceNow, Inc.†	3,113	2,158,336
Smartsheet, Inc., Class A†	1,471	55,648
Snowflake, Inc., Class A†	3,375	523,800
SS&C Technologies Holdings, Inc.	3,099	191,797
Synopsys, Inc.†	2,807	1,489,366
Teradata Corp.†	1,166	43,259
Twilio, Inc., Class A†	1,194	71,497
Tyler Technologies, Inc.†	102	47,078
Unity Software, Inc.†	1,366	33,153
Veeva Systems, Inc., Class A†	1,279	253,958
Verra Mobility Corp.†	4,752	112,052
Workday, Inc., Class A†	1,914	468,413
Workiva, Inc.†	950	74,860
Zoom Video Communications, Inc., Class A†	1,131	69,104
ZoomInfo Technologies, Inc.†	2,045	32,434
		52,288,271
Telecommunications — 1.0%
Arista Networks, Inc.†	462	118,531
BT Group PLC	373,002	477,959
Ciena Corp.†	1,680	77,666
Cisco Systems, Inc.	7,186	337,598
Infinera Corp.†	6,618	31,899
KT Corp.	17,138	424,933
Nippon Telegraph & Telephone Corp.	1,317,300	1,423,584
Telefonaktiebolaget LM Ericsson, Class B	101,754	518,996
Telephone & Data Systems, Inc.	3,980	62,287
T-Mobile US, Inc.	23,001	3,776,074
Ubiquiti, Inc.	164	17,643
United States Cellular Corp.†	620	22,543
Verizon Communications, Inc.	3,066	121,076
Viavi Solutions, Inc.†	4,002	31,616
		7,442,405
Textiles — 0.0%
UniFirst Corp.	416	66,614
Toys/Games/Hobbies — 0.0%
Mattel, Inc.†	5,087	93,194
Transportation — 1.2%
Canadian National Railway Co.	1,295	157,265
Canadian Pacific Kansas City, Ltd.	325	25,490
Central Japan Railway Co.	14,500	332,049
CryoPort, Inc.†	3,295	53,346
CSX Corp.	71,505	2,375,396
FedEx Corp.	822	215,183
Hub Group, Inc., Class A	1,490	59,928
JB Hunt Transport Services, Inc.	1,665	270,679
Knight-Swift Transportation Holdings, Inc.	756	34,950
Landstar System, Inc.	593	103,425

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Norfolk Southern Corp.	3,511	$ 808,653
Old Dominion Freight Line, Inc.	7,239	1,315,399
RXO, Inc.†	768	14,523
Saia, Inc.†	664	263,495
Union Pacific Corp.	9,485	2,249,463
XPO, Inc.†	768	82,529
		8,361,773
Water — 0.0%
Essential Utilities, Inc.	2,488	91,011
Total Common Stocks (cost $473,109,704)		574,867,441
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	15,811
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	2	2,133
Software — 0.0%
Databricks, Inc. Series G†(1)(2)	300	22,050
Databricks, Inc. Series H†(1)(2)	858	63,063
		85,113
Total Convertible Preferred Stocks (cost $115,442)		103,057
CORPORATE BONDS & NOTES — 6.0%
Advertising — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.65%, 11/01/2024	$ 50,000	49,466
WPP Finance 2010
3.75%, 09/19/2024	125,000	123,921
		173,387
Aerospace/Defense — 0.1%
General Dynamics Corp.
2.25%, 06/01/2031	250,000	206,641
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	107,559
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	22,144
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	38,351
		374,695
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	115,000	111,213
5.80%, 02/14/2039	60,000	58,594
BAT Capital Corp.
4.39%, 08/15/2037	240,000	197,006
		366,813
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	113,534	100,035
Security Description	Shares or Principal Amount	Value

Airlines (continued)
United Airlines Pass-Through Trust
4.15%, 02/25/2033	$ 80,941	$ 74,944
		174,979
Auto Manufacturers — 0.4%
American Honda Finance Corp.
0.75%, 08/09/2024	200,000	197,413
4.90%, 03/12/2027	245,000	242,572
5.65%, 11/15/2028	150,000	152,046
Cummins, Inc.
4.90%, 02/20/2029	30,000	29,643
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	156,567
General Motors Co.
4.00%, 04/01/2025	150,000	147,574
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	265,394
Hyundai Capital America
1.30%, 01/08/2026*	80,000	74,163
1.80%, 10/15/2025*	50,000	47,154
2.00%, 06/15/2028*	260,000	224,780
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	165,000	162,990
PACCAR Financial Corp.
0.90%, 11/08/2024	215,000	209,965
1.10%, 05/11/2026	175,000	161,250
Toyota Motor Credit Corp.
4.80%, 01/05/2026	260,000	257,709
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	200,000	195,258
		2,524,478
Auto Parts & Equipment — 0.0%
Magna International, Inc.
5.50%, 03/21/2033	180,000	179,747
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	175,651
Bank of America Corp.
2.30%, 07/21/2032	220,000	175,255
2.59%, 04/29/2031	150,000	126,147
2.65%, 03/11/2032	200,000	164,912
2.68%, 06/19/2041	100,000	67,642
3.50%, 04/19/2026	75,000	72,323
4.33%, 03/15/2050	380,000	306,862
Barclays PLC
2.28%, 11/24/2027	200,000	182,604
2.85%, 05/07/2026	225,000	217,992
BNP Paribas SA
2.22%, 06/09/2026*	215,000	206,468
2.87%, 04/19/2032*	200,000	164,857
Citigroup, Inc.
3.11%, 04/08/2026	150,000	146,163
3.89%, 01/10/2028	100,000	95,592
4.65%, 07/23/2048	25,000	21,348
Danske Bank A/S
5.71%, 03/01/2030*	200,000	197,506
Fifth Third Bancorp
6.34%, 07/27/2029	40,000	40,456
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	128,659
3.80%, 03/15/2030	125,000	114,344
4.41%, 04/23/2039	275,000	237,100

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
HSBC Holdings PLC
5.72%, 03/04/2035	$ 200,000	$ 195,840
7.40%, 11/13/2034	200,000	212,683
ING Groep NV
6.11%, 09/11/2034	200,000	201,147
JPMorgan Chase & Co.
1.58%, 04/22/2027	75,000	69,209
2.52%, 04/22/2031	150,000	126,598
2.96%, 05/13/2031	440,000	376,548
3.78%, 02/01/2028	100,000	95,406
3.90%, 01/23/2049	100,000	76,548
Mitsubishi UFJ Financial Group, Inc.
1.54%, 07/20/2027	220,000	201,145
2.19%, 02/25/2025	200,000	194,332
Morgan Stanley
2.19%, 04/28/2026	150,000	144,672
3.13%, 07/27/2026	100,000	95,051
3.62%, 04/01/2031	150,000	134,821
5.66%, 04/18/2030	255,000	255,054
NatWest Markets PLC
0.80%, 08/12/2024*	200,000	197,273
Royal Bank of Canada
2.30%, 11/03/2031	385,000	311,121
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	122,328
6.50%, 03/09/2029	70,000	70,543
Santander UK Group Holdings PLC
1.67%, 06/14/2027	300,000	273,502
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	247,391
Societe Generale SA
6.07%, 01/19/2035*	200,000	195,386
Standard Chartered PLC
1.82%, 11/23/2025*	210,000	204,735
2.61%, 01/12/2028*	200,000	183,395
State Street Corp.
4.86%, 01/26/2026	60,000	59,549
5.16%, 05/18/2034	160,000	154,623
Sumitomo Mitsui Financial Group, Inc.
5.46%, 01/13/2026	200,000	199,456
Svenska Handelsbanken AB
1.42%, 06/11/2027*	250,000	227,910
Toronto-Dominion Bank
1.15%, 06/12/2025	280,000	266,872
4.99%, 04/05/2029	130,000	127,280
Truist Financial Corp.
1.95%, 06/05/2030	95,000	76,785
UBS Group AG
1.36%, 01/30/2027*	260,000	239,934
3.18%, 02/11/2043*	200,000	139,098
4.19%, 04/01/2031*	250,000	227,962
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	159,101
3.07%, 04/30/2041	510,000	363,255
3.58%, 05/22/2028	85,000	80,014
5.71%, 04/22/2028	165,000	165,115
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	196,859
		9,710,422
Security Description	Shares or Principal Amount	Value

Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	$ 150,000	$ 136,658
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	181,312
JDE Peet's NV
1.38%, 01/15/2027*	260,000	232,055
		550,025
Biotechnology — 0.1%
Amgen, Inc.
2.60%, 08/19/2026	225,000	211,479
5.15%, 03/02/2028	145,000	143,712
Biogen, Inc.
2.25%, 05/01/2030	85,000	70,187
		425,378
Building Materials — 0.1%
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	340,000	276,650
4.25%, 12/15/2047	50,000	39,783
Mohawk Industries, Inc.
5.85%, 09/18/2028	120,000	121,285
		437,718
Chemicals — 0.0%
Ecolab, Inc.
2.75%, 08/18/2055	240,000	141,499
LYB International Finance II BV
3.50%, 03/02/2027	50,000	47,340
		188,839
Commercial Services — 0.1%
Experian Finance PLC
2.75%, 03/08/2030*	200,000	171,747
Georgetown University
4.32%, 04/01/2049	50,000	41,675
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	62,396
Moody's Corp.
2.00%, 08/19/2031	205,000	162,910
Northwestern University
2.64%, 12/01/2050	75,000	46,867
PayPal Holdings, Inc.
2.40%, 10/01/2024	105,000	103,597
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	44,002
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	81,471
University of Southern California
2.95%, 10/01/2051	400,000	261,537
		976,202
Computers — 0.1%
Apple, Inc.
1.70%, 08/05/2031	215,000	171,568
2.75%, 01/13/2025	150,000	147,292
2.95%, 09/11/2049	75,000	49,638
3.25%, 02/23/2026	100,000	96,627
3.75%, 09/12/2047	50,000	38,705
		503,830
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	138,590

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Ally Financial, Inc.
2.20%, 11/02/2028	$ 245,000	$ 207,244
American Express Co.
4.90%, 02/13/2026	290,000	287,006
6.49%, 10/30/2031	250,000	261,677
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	30,000	29,887
6.38%, 05/04/2028*	105,000	105,781
BlackRock Funding, Inc.
4.70%, 03/14/2029	70,000	68,666
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	144,140
6.05%, 02/01/2035	65,000	63,933
Synchrony Financial
4.25%, 08/15/2024	275,000	273,539
Western Union Co.
2.85%, 01/10/2025	20,000	19,573
		1,600,036
Electric — 0.4%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	58,958
AEP Transmission Co. LLC
2.75%, 08/15/2051	175,000	102,394
Alabama Power Co.
3.13%, 07/15/2051	250,000	162,169
Ameren Corp.
5.70%, 12/01/2026	245,000	245,576
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	113,155
Appalachian Power Co.
4.40%, 05/15/2044	50,000	38,869
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	17,949
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	20,324
DTE Energy Co.
5.10%, 03/01/2029	225,000	219,662
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	204,639
Duke Energy Corp.
2.65%, 09/01/2026	50,000	46,853
Enel Finance International NV
1.88%, 07/12/2028*	200,000	174,813
Engie SA
5.63%, 04/10/2034*	200,000	196,140
Eversource Energy
3.30%, 01/15/2028	30,000	27,595
Exelon Corp.
3.40%, 04/15/2026	125,000	120,076
5.15%, 03/15/2029	55,000	54,062
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	25,000	24,646
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	19,796
Metropolitan Edison Co.
4.30%, 01/15/2029*	100,000	94,631
Mississippi Power Co.
3.95%, 03/30/2028	30,000	28,386
NextEra Energy Capital Holdings, Inc.
2.44%, 01/15/2032	220,000	176,650
5.75%, 09/01/2025	60,000	60,038
Security Description	Shares or Principal Amount	Value

Electric (continued)
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	$ 50,000	$ 39,052
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	48,987
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	42,193
Sempra
3.30%, 04/01/2025	130,000	127,087
Southern California Edison Co.
5.15%, 06/01/2029	125,000	123,004
5.88%, 12/01/2053	200,000	194,745
Southern Co.
4.40%, 07/01/2046	25,000	20,354
5.70%, 03/15/2034	125,000	124,619
		2,927,422
Electronics — 0.1%
Amphenol Corp.
2.20%, 09/15/2031	75,000	60,563
4.75%, 03/30/2026	25,000	24,668
5.05%, 04/05/2029	80,000	78,970
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	223,965
Keysight Technologies, Inc.
4.55%, 10/30/2024	25,000	24,888
		413,054
Entertainment — 0.0%
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	120,000	96,062
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	247,520
2.50%, 08/15/2024	40,000	39,620
3.38%, 11/15/2027	30,000	28,212
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	115,263
3.20%, 06/01/2032	135,000	114,897
Waste Management, Inc.
4.88%, 02/15/2034	200,000	192,296
		737,808
Food — 0.0%
Mondelez International Holdings Netherlands BV
4.25%, 09/15/2025*	200,000	196,136
Tyson Foods, Inc.
5.10%, 09/28/2048	25,000	21,387
		217,523
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	180,612
Gas — 0.0%
NiSource, Inc.
1.70%, 02/15/2031	90,000	70,208
3.95%, 03/30/2048	115,000	84,336
5.35%, 04/01/2034	150,000	143,563
Southern California Gas Co.
4.13%, 06/01/2048	25,000	19,106
		317,213

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	$ 200,000	$ 169,492
Baxter International, Inc.
1.92%, 02/01/2027	225,000	203,959
Revvity, Inc.
1.90%, 09/15/2028	210,000	179,932
Solventum Corp.
5.40%, 03/01/2029*	150,000	147,162
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	103,558
		804,103
Healthcare-Services — 0.3%
Banner Health
1.90%, 01/01/2031	50,000	40,623
2.91%, 01/01/2051	265,000	167,094
Centra Health, Inc.
4.70%, 01/01/2048	45,000	37,058
CommonSpirit Health
2.76%, 10/01/2024	40,000	39,516
2.78%, 10/01/2030	55,000	46,498
3.91%, 10/01/2050	305,000	224,245
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	95,432
HCA, Inc.
4.13%, 06/15/2029	65,000	60,396
4.38%, 03/15/2042	65,000	51,934
Humana, Inc.
2.15%, 02/03/2032	100,000	77,690
3.70%, 03/23/2029	45,000	41,476
5.38%, 04/15/2031	70,000	68,251
5.95%, 03/15/2034	125,000	125,158
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	200,000
Mass General Brigham, Inc.
3.19%, 07/01/2049	95,000	65,024
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	93,856
Stanford Health Care
3.80%, 11/15/2048	10,000	7,630
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	29,067
2.90%, 05/15/2050	150,000	94,716
4.63%, 11/15/2041	25,000	22,130
4.75%, 07/15/2045	75,000	66,729
5.38%, 04/15/2054	180,000	170,980
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	43,247
		1,868,750
Insurance — 0.3%
Aflac, Inc.
4.75%, 01/15/2049	55,000	47,587
Brighthouse Financial Global Funding
1.55%, 05/24/2026*	105,000	95,882
2.00%, 06/28/2028*	340,000	288,877
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	190,044
3.35%, 05/15/2024	25,000	24,979
CNO Global Funding
2.65%, 01/06/2029*	315,000	269,620
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	$ 55,000	$ 52,222
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	52,164
Jackson National Life Global Funding
1.75%, 01/12/2025*	400,000	387,759
Liberty Mutual Group, Inc.
4.50%, 06/15/2049*	80,000	59,226
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	29,089
3.50%, 06/03/2024	30,000	29,936
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	248,372
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	102,296
3.70%, 05/15/2029	25,000	22,970
4.30%, 11/15/2046	25,000	19,890
Protective Life Global Funding
1.17%, 07/15/2025*	195,000	184,441
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	19,532
Willis North America, Inc.
4.50%, 09/15/2028	50,000	47,744
		2,172,630
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	275,000	272,682
4.95%, 12/05/2044	65,000	61,559
Expedia Group, Inc.
5.00%, 02/15/2026	115,000	113,599
		447,840
Iron/Steel — 0.0%
Nucor Corp.
2.70%, 06/01/2030	50,000	43,471
3.95%, 05/01/2028	33,000	31,383
		74,854
Lodging — 0.0%
Marriott International, Inc.
4.65%, 12/01/2028	255,000	246,294
Machinery-Diversified — 0.1%
John Deere Capital Corp.
2.13%, 03/07/2025	140,000	136,133
Rockwell Automation, Inc.
1.75%, 08/15/2031	300,000	235,847
		371,980
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	99,470
3.75%, 02/15/2028	125,000	114,391
Comcast Corp.
1.95%, 01/15/2031	70,000	56,515
2.65%, 02/01/2030	30,000	26,008
3.90%, 03/01/2038	240,000	198,858
Cox Communications, Inc.
2.95%, 10/01/2050*	295,000	169,998
		665,240

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.0%
Anglo American Capital PLC
2.63%, 09/10/2030*	$ 200,000	$ 167,778
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	172,922
		340,700
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	69,791
Oil & Gas — 0.2%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	46,928
3.28%, 09/19/2027	25,000	23,460
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	60,114
6.25%, 03/15/2038	25,000	25,199
Coterra Energy, Inc.
4.38%, 03/15/2029	90,000	84,801
Diamondback Energy, Inc.
5.15%, 01/30/2030	45,000	44,137
Hess Corp.
4.30%, 04/01/2027	125,000	120,963
Marathon Oil Corp.
4.40%, 07/15/2027	25,000	24,063
Pioneer Natural Resources Co.
1.13%, 01/15/2026	55,000	51,066
5.10%, 03/29/2026	55,000	54,596
Shell International Finance BV
3.25%, 05/11/2025	325,000	317,858
TotalEnergies Capital International SA
2.43%, 01/10/2025	155,000	151,800
2.99%, 06/29/2041	105,000	74,908
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	23,171
4.50%, 03/04/2029*	55,000	52,177
		1,155,241
Packaging & Containers — 0.0%
Packaging Corp. of America
3.65%, 09/15/2024	50,000	49,591
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	89,883
4.70%, 05/14/2045	125,000	110,641
4.80%, 03/15/2029	230,000	225,808
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	192,570
4.88%, 03/03/2028	200,000	197,626
Becton Dickinson & Co.
3.70%, 06/06/2027	33,000	31,334
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	90,000	71,948
5.10%, 02/22/2031	75,000	73,792
Cardinal Health, Inc.
3.41%, 06/15/2027	40,000	37,604
3.75%, 09/15/2025	125,000	121,688
Cigna Corp.
3.25%, 04/15/2025	50,000	48,867
Cigna Group
3.88%, 10/15/2047	50,000	36,875
4.80%, 07/15/2046	25,000	21,395
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
CVS Health Corp.
1.88%, 02/28/2031	$ 60,000	$ 47,542
2.70%, 08/21/2040	330,000	215,724
3.88%, 07/20/2025	50,000	48,906
5.05%, 03/25/2048	100,000	85,299
McKesson Corp.
5.25%, 02/15/2026	310,000	308,453
Perrigo Finance Unlimited Co.
4.38%, 03/15/2026	200,000	193,268
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	220,000	181,884
		2,341,107
Pipelines — 0.2%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	47,290
4.95%, 12/15/2024	50,000	49,702
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	16,893
3.70%, 01/15/2039*	15,000	11,819
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	50,156
Enbridge, Inc.
5.50%, 12/01/2046	113,000	104,901
5.63%, 04/05/2034	90,000	88,055
6.70%, 11/15/2053	35,000	37,423
Energy Transfer LP
5.25%, 04/15/2029	35,000	34,452
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	260,513
Florida Gas Transmission Co. LLC
4.35%, 07/15/2025*	50,000	48,990
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	53,300
MPLX LP
5.65%, 03/01/2053	150,000	138,370
ONEOK, Inc.
6.63%, 09/01/2053	180,000	187,742
Plains All American Pipeline LP/PAA Finance Corp.
4.50%, 12/15/2026	25,000	24,319
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	23,472
TransCanada PipeLines, Ltd.
6.20%, 03/09/2026	300,000	300,028
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,542
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	204,110
		1,698,077
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	50,000	49,385
REITS — 0.3%
Alexandria Real Estate Equities, Inc.
4.00%, 02/01/2050	110,000	79,473
American Tower Corp.
1.45%, 09/15/2026	315,000	286,270
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	40,742
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	64,867

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Crown Castle, Inc.
2.10%, 04/01/2031	$ 165,000	$ 130,546
Essex Portfolio LP
4.00%, 03/01/2029	90,000	83,667
4.50%, 03/15/2048	15,000	12,025
Extra Space Storage LP
4.00%, 06/15/2029	40,000	36,965
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	50,033
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	64,937
2.88%, 01/15/2031	125,000	104,913
Kilroy Realty LP
3.45%, 12/15/2024	30,000	29,512
NNN REIT, Inc.
4.80%, 10/15/2048	50,000	41,353
Prologis LP
2.13%, 04/15/2027	115,000	104,913
4.00%, 09/15/2028	70,000	66,345
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	116,810
Realty Income Corp.
2.20%, 06/15/2028	25,000	21,936
3.10%, 12/15/2029	70,000	62,124
3.95%, 08/15/2027	25,000	23,886
4.63%, 11/01/2025	60,000	59,146
Regency Centers LP
5.25%, 01/15/2034	245,000	234,247
Simon Property Group LP
2.65%, 02/01/2032	285,000	232,518
3.80%, 07/15/2050	100,000	71,697
WP Carey, Inc.
3.85%, 07/15/2029	90,000	82,999
		2,101,924
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	82,505
3.13%, 04/21/2026	50,000	47,802
5.05%, 07/15/2026	180,000	178,686
Carvana Co.
12.00%, 12/01/2028*(3)	41,131	40,286
13.00%, 06/01/2030*(3)	61,434	60,952
14.00%, 06/01/2031*(3)	73,400	73,577
Dollar General Corp.
4.63%, 11/01/2027	240,000	233,338
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	280,075
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	23,605
3.90%, 06/01/2029	95,000	88,702
5.75%, 11/20/2026	45,000	45,277
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	47,814
Tractor Supply Co.
5.25%, 05/15/2033	250,000	244,357
		1,446,976
Semiconductors — 0.0%
Microchip Technology, Inc.
5.05%, 03/15/2029	70,000	68,799
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	$ 10,000	$ 9,348
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	28,941
		107,088
Software — 0.2%
Fiserv, Inc.
3.20%, 07/01/2026	35,000	33,336
5.45%, 03/15/2034	245,000	239,465
Microsoft Corp.
3.13%, 11/03/2025	25,000	24,253
4.20%, 11/03/2035	250,000	234,183
Oracle Corp.
5.55%, 02/06/2053	65,000	59,738
Roper Technologies, Inc.
1.40%, 09/15/2027	160,000	140,243
2.00%, 06/30/2030	30,000	24,532
2.95%, 09/15/2029	120,000	105,713
3.80%, 12/15/2026	25,000	24,017
Salesforce, Inc.
2.70%, 07/15/2041	395,000	269,926
VMware LLC
1.40%, 08/15/2026	205,000	186,423
		1,341,829
Telecommunications — 0.3%
America Movil SAB de CV
2.88%, 05/07/2030	200,000	172,203
AT&T, Inc.
1.65%, 02/01/2028	125,000	109,230
2.25%, 02/01/2032	280,000	221,144
3.50%, 06/01/2041	130,000	96,395
3.80%, 12/01/2057	64,000	43,180
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	239,671
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	68,454
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	244,458
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	89,759
2.65%, 11/20/2040	490,000	327,400
2.99%, 10/30/2056	35,000	20,630
3.15%, 03/22/2030	150,000	132,379
Vodafone Group PLC
4.88%, 06/19/2049	60,000	50,819
		1,815,722
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	45,000	44,294
Transportation — 0.1%
Burlington Northern Santa Fe LLC
4.15%, 04/01/2045	25,000	20,286
4.15%, 12/15/2048	25,000	20,010
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	186,833
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	91,210
2.88%, 11/15/2029	70,000	61,726
3.50%, 05/01/2050	110,000	76,880

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
CSX Corp.
4.30%, 03/01/2048	$ 25,000	$ 20,344
		477,289
Trucking & Leasing — 0.0%
GATX Corp.
6.90%, 05/01/2034	220,000	233,126
Total Corporate Bonds & Notes (cost $48,960,156)		43,000,074
ASSET BACKED SECURITIES — 0.5%
Auto Loan Receivables — 0.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D 1.29%, 06/18/2027	140,000	129,618
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class B 2.68%, 08/20/2026*	100,000	96,240
Series 2019-2A, Class B 3.55%, 09/22/2025*	87,500	87,015
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 6.43%, (SOFR30A+1.10%), 12/26/2031*	241,413	242,113
CarMax Auto Owner Trust
Series 2023-3, Class A3 5.28%, 05/15/2028	40,000	39,821
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	39,581
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	129,842
Series 2024-N1, Class A3 5.60%, 03/10/2028*	20,000	19,908
Series 2024-N1, Class B 5.63%, 05/10/2030*	20,000	19,877
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	151,732	151,434
Exeter Automobile Receivables Trust
Series 2021-4A, Class C 1.46%, 10/15/2027	126,193	124,749
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	100,000	93,715
Series 2023-1, Class A 4.85%, 08/15/2035*	125,000	122,211
GM Financial Automobile Leasing Trust
Series 2023-1, Class C 5.76%, 01/20/2027	50,000	49,882
Santander Drive Auto Receivables Trust
Series 2022-3, Class C 4.49%, 08/15/2029	160,000	156,570
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	203,682	204,297
		1,706,873
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	40,000	40,000
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 0.3%
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	$ 117,000	$ 99,953
Series 2020-2A, Class A2 3.24%, 01/20/2051*	91,912	82,576
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	81,841	82,033
Series 2023-A, Class B 6.53%, 02/25/2038*	81,841	81,990
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.82%, (TSFR3M+1.50%), 01/17/2037*	250,000	250,918
Ford Credit Floorplan Master Owner Trust A
Series 2020-2, Class B 1.32%, 09/15/2027	55,000	51,588
Invesco US CLO, Ltd. FRS
Series 2023-1A, Class AR 6.86%, (TSFR3M+1.57%), 04/22/2037*	250,000	251,000
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	32,636	30,183
Series 2019-2A, Class A 2.22%, 10/20/2038*	64,322	61,002
Series 2023-2A, Class A 6.18%, 11/20/2040*	3,081	3,117
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	123,858	111,377
Octane Receivables Trust
Series 2023-1A, Class A 5.87%, 05/21/2029*	50,916	50,898
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.74%, (TSFR3M+1.41%), 07/15/2034*	255,000	255,321
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	145,000	143,758
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	109,421	95,343
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	80,349	70,105
Series 2020-A, Class A2A 2.23%, 09/15/2037*	49,235	45,944
Series 2016-A, Class A2A 2.70%, 05/15/2031*	4,112	4,066
Series 2017-A, Class A2A 2.88%, 09/15/2034*	12,479	12,165
		1,783,337
Total Asset Backed Securities (cost $3,651,425)		3,530,210
COLLATERALIZED MORTGAGE OBLIGATIONS — 0.9%
Commercial and Residential — 0.5%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(4)	208,961	200,938
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(5)	46,862	38,972

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2021-2, Class A1 0.99%, 04/25/2066*(5)	$ 57,733	$ 47,038
Series 2021-1, Class A2 1.12%, 01/25/2066*(5)	15,161	12,647
Series 2020-6, Class M1 2.81%, 05/25/2065*(5)	70,000	55,160
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(5)	70,614	60,760
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(5)	75,000	76,451
BFLD Trust FRS
Series 2019-DPLO, Class C 6.98%, (TSFR1M+1.65%), 10/15/2034*	55,000	54,880
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.66%, (TSFR1M+1.34%), 02/15/2039*	249,230	246,271
BMO Mtg. Trust
Series 2024-5C4, Class A3 6.53%, 05/15/2057	200,000	206,042
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	150,000	112,783
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(5)	100,000	64,058
CD Mtg. Trust VRS
Series 2017-CD3, Class B 3.98%, 02/10/2050(5)	75,000	50,782
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(5)	234,726	206,425
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(5)	16,133	13,794
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(5)	42,832	35,085
Cold Storage Trust FRS
Series 2020-ICE5, Class B 6.73%, (TSFR1M+1.41%), 11/15/2037*	98,299	98,084
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(5)	9,058	8,538
Series 2022-3, Class A1 3.90%, 02/25/2067*(5)	130,564	120,778
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(5)	56,312	44,316
Great Wolf Trust FRS
Series 2019-WOLF, Class C 7.27%, (TSFR1M+1.95), 12/15/2036*	23,029	23,001
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(5)	30,057	24,296
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	4,702	4,449
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(5)	3,587	3,160
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(5)	$ 9,222	$ 8,007
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(5)	10,061	8,755
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(5)	17,869	15,274
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.54%, (TSFR1M+1.21%), 04/15/2038*	171,970	170,983
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4 4.31%, 12/15/2051	55,000	51,976
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(4)	94,542	95,914
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(5)	72,204	54,932
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(5)	129,974	103,030
NYO Commercial Mtg. Trust FRS
Series 2021-1290, Class C 7.43%, (TSFR1M+2.11%), 11/15/2038*	215,000	196,926
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(4)	91,598	92,508
OBX Trust FRS
Series 2019-EXP3, Class 2A2 6.53%, (TSFR1M+1.21%), 10/25/2059*	8,645	8,587
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(5)	161,827	130,202
SCG Mtg. Trust FRS
Series 2023-NASH, Class A 7.71%, (TSFR1M+2.39%), 12/15/2040*	160,000	160,800
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.69%, (TSFR1M+1.39%), 05/15/2039*	170,000	169,864
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(5)	1,190	1,149
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(5)	19,288	17,685
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(5)	69,136	66,450
Towd Point Mtg. Trust VRS
Series 2024-1, Class A1 4.21%, 03/25/2064*(5)	216,982	214,280
Verus Securitization Trust VRS
Series 2021-7, Class A1 1.83%, 10/25/2066*(5)	93,220	79,660
Series 2019-INV3, Class A1 3.69%, 11/25/2059*(5)	12,937	12,493
Series 2024-INV1, Class A2 6.32%, 03/25/2069*	133,943	133,118
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(5)	100,000	98,753
		3,700,054

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.4%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K753, Class A2 4.40%, 10/25/2030	$ 550,000	$ 526,874
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(5)	940,000	776,333
Series K-150, Class A2 3.71%, 09/25/2032(5)	405,000	365,490
Series K-156, Class A2 4.43%, 02/25/2033(5)	315,000	299,133
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.18%, (SOFR30A+0.85%), 11/25/2041*	84,415	84,415
Series 2024-HQA1, Class A1 6.58%, (SOFR30A+1.25%), 03/25/2044*	212,839	212,865
Series 2021-DNA3, Class M2 7.43%, (SOFR30A+2.10%), 10/25/2033*	50,000	51,078
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 7.63%, (SOFR30A+2.30%), 05/25/2043*	187,651	192,205
		2,508,393
Total Collateralized Mortgage Obligations (cost $6,603,742)		6,208,447
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 9.3%
U.S. Government — 9.3%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,934,600	1,136,295
1.25%, 05/15/2050	123,400	58,292
1.38%, 11/15/2040 to 08/15/2050	1,483,000	787,956
1.63%, 11/15/2050	340,000	177,677
1.75%, 08/15/2041	575,000	365,103
1.88%, 02/15/2041 to 11/15/2051	7,025,000	4,369,743
2.00%, 11/15/2041 to 08/15/2051	3,746,000	2,242,289
2.25%, 05/15/2041 to 02/15/2052	2,127,000	1,333,320
2.38%, 02/15/2042 to 05/15/2051	1,226,000	800,824
2.75%, 08/15/2047	380,000	266,252
2.88%, 05/15/2049 to 05/15/2052	695,000	489,698
3.00%, 11/15/2044 to 08/15/2052	1,595,000	1,174,423
3.13%, 11/15/2041	305,000	241,975
3.25%, 05/15/2042	350,000	281,135
3.38%, 08/15/2042	612,500	499,690
3.63%, 02/15/2053 to 05/15/2053	3,226,500	2,636,964
3.88%, 08/15/2040 to 05/15/2043	3,580,000	3,137,726
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,171,756
4.13%, 08/15/2053	1,072,200	960,122
4.25%, 02/15/2054	585,000	535,549
4.38%, 08/15/2043	940,000	877,872
4.50%, 02/15/2044	1,590,000	1,509,506
4.75%, 11/15/2043 to 11/15/2053	1,585,000	1,568,345
United States Treasury Notes
0.25%, 05/31/2025(6)(7)	1,350,000	1,279,652
0.38%, 12/31/2025 to 01/31/2026	475,000	438,938
0.63%, 05/15/2030	175,000	137,737
0.75%, 08/31/2026	5,215,000	4,735,057
0.88%, 06/30/2026	2,075,000	1,901,300
1.25%, 08/15/2031	1,375,000	1,086,089
1.50%, 10/31/2024	80,000	78,487
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
1.88%, 02/28/2027	$ 3,055,000	$ 2,813,225
2.75%, 07/31/2027 to 08/15/2032	3,660,000	3,340,126
2.88%, 05/15/2032	460,000	404,189
3.38%, 05/15/2033	680,000	614,550
3.50%, 02/15/2033	115,000	105,167
3.63%, 05/31/2028	5,885,000	5,634,198
4.00%, 02/29/2028 to 06/30/2028	5,810,000	5,642,399
4.13%, 09/30/2027 to 11/15/2032	7,820,000	7,630,769
4.25%, 02/28/2029	1,835,000	1,797,583
4.38%, 11/30/2028	1,495,000	1,472,341
		66,734,319
U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	12,875	10,823
3.50%, 09/20/2049 to 02/20/2050	11,997	10,702
		21,525
Total U.S. Government & Agency Obligations (cost $77,537,826)		66,755,844
FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional(State/Province) — 0.1%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	296,129
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	215,287
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	221,369
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	23,646
		756,431
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	350,000	260,660
United Mexican States
2.66%, 05/24/2031	200,000	162,146
3.50%, 02/12/2034	230,000	184,144
		606,950
Total Foreign Government Obligations (cost $1,576,143)		1,363,381
MUNICIPAL SECURITIES — 0.5%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	247,985
Central Texas Regional Mobility Authority Revenue Bonds
3.17%, 01/01/2041	200,000	148,175
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	75,880
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	52,601
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	245,000	259,442
City of Los Angeles Wastewater System Revenue Bonds
5.81%, 06/01/2040	245,000	247,052

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	$ 160,000	$ 164,756
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	24,827
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	46,989
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	215,561
2.99%, 11/01/2038	60,000	48,287
3.09%, 11/01/2040	135,000	103,433
Denver Schools Certificate Participation
4.24%, 12/15/2037	25,000	22,843
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	111,378
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	55,283
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	90,000	94,970
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	50,000	53,900
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	127,278
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	163,163
Metropolitan Transportation Authority Revenue Bonds
5.87%, 11/15/2039	10,000	9,868
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	49,895
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	40,000	31,523
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	45,000	48,626
New York State Dormitory Authority Revenue Bonds
4.85%, 07/01/2048	100,000	90,285
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	155,565
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	49,904
San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	175,000	121,635
Security Description	Shares or Principal Amount	Value

San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	$ 5,000	$ 4,386
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	58,528
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	101,384
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	90,464
Utah Transit Authority Revenue Bonds
3.44%, 12/15/2042	130,000	97,235
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	22,584
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	80,190
Total Municipal Securities (cost $4,313,203)		3,275,875
ESCROWS AND LITIGATION TRUSTS — 0.0%
GCI Liberty, Inc. †(1)	936	0
Ant International Co., Ltd. Class C †(1)(2)	3,466	3,496
Total Escrows and Litigation Trusts (cost $3,466)		3,496
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Exchange - traded call option on 10 Year U.S. Treasury Note Futures (Expiration Date: 05/24/2024; Strike Price: $109.50; Counterparty: Goldman Sachs International) (cost $1,414)	5	859
Total Long-Term Investment Securities (cost $615,872,521)		699,108,684
SHORT-TERM INVESTMENTS — 2.0%
Unaffiliated Investment Companies — 2.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(8)	13,915,227	13,915,227
T. Rowe Price Treasury Reserve Fund 5.35%(8)	112	112
Total Short-Term Investments (cost $13,915,339)		13,915,339
TOTAL INVESTMENTS (cost $629,787,860)	99.9%	713,024,023
Other assets less liabilities	0.1	962,689
NET ASSETS	100.0%	$713,986,712
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Asset Allocation Growth Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $17,668,260 representing 2.5% of net assets.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc.
	08/16/2021	11	$18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337
		42	71,588	$44,800	$1,066.66	0.0%
Gusto, Inc.	10/04/2021	775	22,311	11,919	15.38	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/2021	2	3,410	2,133	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	300	17,737	22,050	73.50	0.0
Databricks, Inc. Series H	08/31/2021	858	63,049	63,063	73.50	0.0
Gusto, Inc. Series E	07/13/2021	1,028	31,246	15,811	15.38	0.0
Escrows and Litigation Trusts
Ant International Co., Ltd. Class C	08/14/2023	3,466	3,466	3,496	1.01	0.0
				$163,272		0.0%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.
(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2024.
(5)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2024.
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 41	0.476%	5,000,000	USD	5,000,000	1.000%	Quarterly	Dec 2028	$86,472	$21,676	$108,148
(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

(3)	The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	U.S. Treasury Long Bonds	June 2024	$114,587	$113,813	$ 774
1	Short	U.S. Treasury Ultra 10 Year Notes	June 2024	113,920	110,218	3,702
						$4,476
						Unrealized (Depreciation)
36	Long	U.S. Treasury 5 Year Notes	June 2024	$3,829,966	$3,770,719	$(59,247)
3	Long	U.S. Treasury Ultra Bonds	June 2024	381,067	358,687	(22,380)
						$(81,627)
		Net Unrealized Appreciation (Depreciation)				$(77,151)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$348,136	$795,385	$—	$1,143,521
Aerospace/Defense	11,271,471	1,911,087	—	13,182,558
Agriculture	1,408,058	550,402	—	1,958,460
Apparel	1,266,534	810,682	—	2,077,216
Auto Manufacturers	4,694,021	3,259,420	—	7,953,441
Auto Parts & Equipment	1,150,621	1,980,485	—	3,131,106
Banks	23,544,361	8,798,589	—	32,342,950
Beverages	6,754,233	2,012,245	—	8,766,478
Biotechnology	3,894,154	358,015	0	4,252,169
Chemicals	6,921,826	3,629,773	—	10,551,599
Commercial Services	8,093,397	2,553,599	11,919	10,658,915
Computer Graphics	—	—	44,800	44,800
Computers	22,866,693	1,317,923	—	24,184,616
Cosmetics/Personal Care	9,598,543	3,058,916	—	12,657,459
Distribution/Wholesale	1,402,337	2,303,579	—	3,705,916
Diversified Financial Services	21,878,209	932,015	—	22,810,224
Electric	9,240,581	2,668,466	—	11,909,047
Electrical Components & Equipment	1,473,811	1,677,939	—	3,151,750
Electronics	9,541,941	1,972,314	—	11,514,255
Engineering & Construction	571,102	539,185	—	1,110,287
Food	2,504,448	3,980,571	—	6,485,019
Food Service	63,871	1,149,932	—	1,213,803
Gas	750,084	166,730	—	916,814
Healthcare-Products	17,885,502	3,174,555	—	21,060,057
Healthcare-Services	15,250,981	703,527	—	15,954,508
Home Builders	680,195	377,077	—	1,057,272
Home Furnishings	7,122	1,455,696	—	1,462,818
Insurance	22,314,602	8,287,560	—	30,602,162
Internet	41,736,698	1,194,485	—	42,931,183
Machinery-Construction & Mining	2,294,546	1,788,423	—	4,082,969
Machinery-Diversified	7,898,805	1,256,402	—	9,155,207
Metal Fabricate/Hardware	412,367	1,028,078	—	1,440,445
Mining	2,732,477	3,114,052	—	5,846,529
Miscellaneous Manufacturing	898,607	3,845,641	—	4,744,248

SunAmerica Series Trust SA T. Rowe Price Asset Allocation Growth Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Oil & Gas	$18,348,305	$3,729,640	$—	$22,077,945
Packaging & Containers	868,142	616,514	—	1,484,656
Pharmaceuticals	30,709,403	7,884,126	—	38,593,529
Private Equity	1,573,318	246,144	—	1,819,462
Real Estate	205,705	1,062,388	—	1,268,093
REITS	8,700,428	824,103	—	9,524,531
Retail	23,094,418	2,981,609	—	26,076,027
Semiconductors	40,124,469	8,209,345	—	48,333,814
Software	50,794,895	1,493,376	—	52,288,271
Telecommunications	4,596,933	2,845,472	—	7,442,405
Transportation	8,029,724	332,049	—	8,361,773
Other Industries	23,537,134	—	—	23,537,134
Convertible Preferred Stocks	—	—	103,057	103,057
Corporate Bonds & Notes	—	43,000,074	—	43,000,074
Asset Backed Securities	—	3,530,210	—	3,530,210
Collateralized Mortgage Obligations	—	6,208,447	—	6,208,447
U.S. Government & Agency Obligations	—	66,755,844	—	66,755,844
Foreign Government Obligations	—	1,363,381	—	1,363,381
Municipal Securities	—	3,275,875	—	3,275,875
Escrows and Litigation Trusts	—	—	3,496	3,496
Purchased Options	859	—	—	859
Short-Term Investments	13,915,339	—	—	13,915,339
Total Investments at Value	$485,849,406	$227,011,345	$163,272	$713,024,023
Other Financial Instruments:†
Swaps	$—	$21,676	$—	$21,676
Futures Contracts	4,476	—	—	4,476
Total Other Financial Instruments	$4,476	$21,676	$—	$26,152
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$81,627	$—	$—	$81,627
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.1%
Advertising — 0.1%
WPP PLC	167,882	$ 1,687,764
Aerospace/Defense — 1.1%
Boeing Co.†	5,935	996,130
General Dynamics Corp.	6,492	1,863,788
General Electric Co.	29,483	4,770,939
Howmet Aerospace, Inc.	3,207	214,067
L3Harris Technologies, Inc.	9,621	2,059,375
Lockheed Martin Corp.	315	146,453
Melrose Industries PLC	232,513	1,821,117
Northrop Grumman Corp.	474	229,904
RTX Corp.	3,007	305,271
Safran SA	10,113	2,186,762
TransDigm Group, Inc.	854	1,065,818
		15,659,624
Agriculture — 0.2%
Altria Group, Inc.	1,822	79,822
Farmer's Business Network, Inc.†(1)(2)	562	2,119
Philip Morris International, Inc.	9,763	926,899
Wilmar International, Ltd.	489,600	1,152,102
		2,160,942
Airlines — 0.0%
Southwest Airlines Co.	4,079	105,809
United Airlines Holdings, Inc.†	1,489	76,624
		182,433
Apparel — 0.2%
Kering SA	2,750	949,026
NIKE, Inc., Class B	10,492	967,992
Samsonite International SA*†	212,100	749,473
		2,666,491
Auto Manufacturers — 1.0%
Cummins, Inc.	9,289	2,624,050
Dr. Ing. h.c. F. Porsche AG (Preference Shares)*	14,110	1,257,155
General Motors Co.	2,145	95,517
Honda Motor Co., Ltd.	51,600	586,808
Rivian Automotive, Inc., Class A†	3,004	26,736
Suzuki Motor Corp.	100,500	1,169,188
Tesla, Inc.†	26,502	4,857,286
Toyota Motor Corp.	152,600	3,495,196
		14,111,936
Auto Parts & Equipment — 0.4%
Aptiv PLC†	4,154	294,934
Autoliv, Inc. SDR	13,729	1,615,839
Denso Corp.	103,000	1,750,848
Dowlais Group PLC	346,083	350,173
Magna International, Inc.	26,094	1,247,293
Stanley Electric Co., Ltd.	29,800	526,169
		5,785,256
Banks — 3.2%
ANZ Group Holdings, Ltd.	57,537	1,041,297
Bank of America Corp.	110,813	4,101,189
Bank of New York Mellon Corp.	4,893	276,406
BNP Paribas SA	19,247	1,376,438
Citigroup, Inc.	47,176	2,893,304
DBS Group Holdings, Ltd.	48,510	1,240,549
DNB Bank ASA	135,579	2,364,926
East West Bancorp, Inc.	6,815	507,649
Fifth Third Bancorp	9,397	342,615
Security Description	Shares or Principal Amount	Value

Banks (continued)
Goldman Sachs Group, Inc.	6,543	$ 2,791,964
HDFC Bank, Ltd.	70,540	1,281,044
Huntington Bancshares, Inc.	19,166	258,166
ING Groep NV	206,562	3,253,023
Intesa Sanpaolo SpA	390,786	1,466,324
JPMorgan Chase & Co.	43,372	8,316,147
M&T Bank Corp.	157	22,669
Macquarie Group, Ltd.	9,384	1,126,302
Mitsubishi UFJ Financial Group, Inc.	188,600	1,877,228
Morgan Stanley	14,179	1,288,020
National Bank of Canada	28,088	2,255,365
PNC Financial Services Group, Inc.	4,996	765,687
Standard Chartered PLC	111,790	962,313
Sumitomo Mitsui Trust Holdings, Inc.	32,700	687,377
Svenska Handelsbanken AB, Class A	155,610	1,358,286
Truist Financial Corp.	3,758	141,113
United Overseas Bank, Ltd.	80,000	1,773,601
Wells Fargo & Co.	45,599	2,704,933
Western Alliance Bancorp	1,483	84,279
		46,558,214
Beverages — 0.8%
Coca-Cola Co.	65,239	4,029,813
Constellation Brands, Inc., Class A	1,337	338,876
Diageo PLC	50,654	1,746,726
Heineken NV	19,373	1,886,148
Keurig Dr Pepper, Inc.	33,450	1,127,265
Kirin Holdings Co., Ltd.	43,800	638,170
Monster Beverage Corp.†	4,063	217,167
PepsiCo, Inc.	6,827	1,200,937
		11,185,102
Biotechnology — 0.3%
Amgen, Inc.	2,980	816,341
Argenx SE ADR†	2,300	863,650
Biogen, Inc.†	1,111	238,665
Genmab A/S†	2,681	742,910
Gilead Sciences, Inc.	1,325	86,390
Moderna, Inc.†	373	41,146
Regeneron Pharmaceuticals, Inc.†	470	418,610
Vertex Pharmaceuticals, Inc.†	1,577	619,461
		3,827,173
Building Materials — 0.2%
Carrier Global Corp.	5,159	317,227
Johnson Controls International PLC	2,705	176,014
Katitas Co., Ltd.	2,590	31,189
Louisiana-Pacific Corp.	1,652	120,910
Martin Marietta Materials, Inc.	1,798	1,055,552
Trane Technologies PLC	795	252,285
Vulcan Materials Co.	1,633	420,710
West Fraser Timber Co., Ltd. (NASDAQ)	2,667	204,185
West Fraser Timber Co., Ltd. (TSX)	1,845	141,312
		2,719,384
Chemicals — 1.1%
Air Liquide SA	12,351	2,418,001
Akzo Nobel NV	16,392	1,083,909
Asahi Kasei Corp.	100,700	702,259
BASF SE	22,889	1,200,694
CF Industries Holdings, Inc.	5,187	409,617
Covestro AG*†	19,657	984,897
H.B. Fuller Co.	1,136	84,871
Huntsman Corp.	3,520	83,987

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	1,336	$ 113,092
Johnson Matthey PLC	40,382	884,685
LG Chem, Ltd.	253	72,468
Linde PLC	10,556	4,654,774
Lotte Chemical Corp.	510	39,520
Mosaic Co.	29,045	911,723
Nutrien, Ltd.	7,607	401,421
RPM International, Inc.	1,821	194,683
Sherwin-Williams Co.	4,411	1,321,580
Shin-Etsu Chemical Co., Ltd.	5,900	230,051
Umicore SA	33,011	732,080
		16,524,312
Coal — 0.0%
Teck Resources, Ltd., Class B	10,195	501,492
Warrior Met Coal, Inc.	1,519	103,824
		605,316
Commercial Services — 0.8%
Adyen NV*†	639	761,547
Amadeus IT Group SA	22,599	1,433,888
Ashtead Group PLC	13,550	979,469
Cintas Corp.	741	487,830
Corpay, Inc.†	4,202	1,269,592
CoStar Group, Inc.†	1,681	153,862
Element Fleet Management Corp.	122,577	1,956,210
Equifax, Inc.	298	65,617
Global Payments, Inc.	4,466	548,291
Gusto, Inc.†(1)(2)	2,300	35,374
Moody's Corp.	409	151,465
Quanta Services, Inc.	422	109,112
Recruit Holdings Co., Ltd.	32,300	1,403,806
S&P Global, Inc.	3,681	1,530,670
Service Corp. International	4,228	303,190
TechnoPro Holdings, Inc.	47,900	817,288
TransUnion	1,417	103,441
WillScot Mobile Mini Holdings Corp.†	654	24,172
		12,134,824
Computer Graphics — 0.0%
Canva, Inc.†(1)(2)	120	127,999
Computers — 2.2%
Accenture PLC, Class A	4,111	1,237,041
Apple, Inc.	152,026	25,894,588
Crowdstrike Holdings, Inc., Class A†	1,405	411,019
Fortinet, Inc.†	12,028	759,929
International Business Machines Corp.	2,159	358,826
NTT Data Group Corp.	144,600	2,253,648
Pure Storage, Inc., Class A†	3,313	166,975
Teleperformance SE	5,713	564,456
Western Digital Corp.†	3,407	241,318
Zscaler, Inc.†	133	23,001
		31,910,801
Cosmetics/Personal Care — 1.4%
Colgate-Palmolive Co.	36,458	3,351,219
e.l.f. Beauty, Inc.†	527	85,653
Kenvue, Inc.	248,221	4,671,519
L'Oreal SA	4,613	2,154,855
Procter & Gamble Co.	30,980	5,055,936
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
Puig Brands SA†	15,705	$ 410,630
Unilever PLC	81,696	4,223,233
		19,953,045
Distribution/Wholesale — 0.4%
Bunzl PLC	33,074	1,264,894
Copart, Inc.†	6,107	331,671
Ferguson PLC	4,195	880,530
Mitsubishi Corp.	67,000	1,530,431
SiteOne Landscape Supply, Inc.†	273	42,831
Sumitomo Corp.	76,000	1,993,235
		6,043,592
Diversified Financial Services — 1.9%
Ally Financial, Inc.	2,472	94,801
American Express Co.	15,140	3,543,214
Apollo Global Management, Inc.	1,833	198,661
Ares Management Corp., Class A	1,499	199,502
BlackRock, Inc.	285	215,072
Capital One Financial Corp.	949	136,115
Cboe Global Markets, Inc.	670	121,370
Charles Schwab Corp.	50,336	3,722,347
CME Group, Inc.	6,125	1,284,045
Discover Financial Services	1,156	146,500
Intercontinental Exchange, Inc.	3,844	494,953
Julius Baer Group, Ltd.	23,727	1,277,711
LPL Financial Holdings, Inc.	454	122,185
Mastercard, Inc., Class A	13,913	6,277,546
Mitsubishi HC Capital, Inc.	107,800	698,411
Synchrony Financial	1,972	86,729
Tradeweb Markets, Inc., Class A	1,381	140,462
Visa, Inc., Class A	32,347	8,688,728
Voya Financial, Inc.	5,084	346,525
		27,794,877
Electric — 1.3%
Ameren Corp.	26,349	1,946,401
CenterPoint Energy, Inc.	11,795	343,706
Constellation Energy Corp.	19,974	3,713,966
Dominion Energy, Inc.	12,648	644,795
Electric Power Development Co., Ltd.	53,700	914,461
Engie SA	168,600	2,927,883
FirstEnergy Corp.	11,768	451,185
National Grid PLC	135,164	1,774,394
NextEra Energy, Inc.	39,159	2,622,478
PG&E Corp.	44,140	755,235
PPL Corp.	1,637	44,952
Southern Co.	6,798	499,653
Vistra Corp.	584	44,291
Xcel Energy, Inc.	25,413	1,365,440
		18,048,840
Electrical Components & Equipment — 0.3%
AMETEK, Inc.	9,773	1,706,952
Emerson Electric Co.	900	97,002
Legrand SA	18,884	1,941,072
Schneider Electric SE	448	102,029
		3,847,055
Electronics — 0.9%
ABB, Ltd.	60,065	2,912,730
Amphenol Corp., Class A	16,111	1,945,726
Honeywell International, Inc.	9,879	1,903,980
Hubbell, Inc.	831	307,902

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Keysight Technologies, Inc.†	12,810	$ 1,895,111
Mettler-Toledo International, Inc.†	152	186,914
Murata Manufacturing Co., Ltd.	66,200	1,204,575
TE Connectivity, Ltd.	21,655	3,063,749
		13,420,687
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	266	46,896
Engineering & Construction — 0.1%
Cellnex Telecom SA*	2,153	70,991
Worley, Ltd.	117,257	1,131,633
		1,202,624
Environmental Control — 0.1%
ARE Holdings, Inc.	1,400	18,058
Republic Services, Inc.	4,850	929,745
Veralto Corp.	2,146	201,037
Waste Connections, Inc.	2,152	348,818
		1,497,658
Exchange-Traded Funds — 0.0%
Sprott Physical Uranium Trust†	1,800	38,428
Food — 0.7%
Barry Callebaut AG	549	886,797
Kraft Heinz Co.	4,035	155,791
Mondelez International, Inc., Class A	25,775	1,854,253
Nestle SA	56,652	5,682,722
Seven & i Holdings Co., Ltd.	133,000	1,717,217
Sysco Corp.	1,202	89,333
Tyson Foods, Inc., Class A	1,248	75,691
		10,461,804
Food Service — 0.2%
Compass Group PLC	87,277	2,425,331
Forest Products & Paper — 0.1%
International Paper Co.	29,956	1,046,663
Gas — 0.0%
Beijing Enterprises Holdings, Ltd.	119,000	381,555
NiSource, Inc.	2,403	66,948
		448,503
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.	5,690	520,066
Healthcare-Products — 1.8%
Abbott Laboratories	4,220	447,193
Agilent Technologies, Inc.	4,019	550,764
Alcon, Inc.	12,803	983,123
Align Technology, Inc.†	452	127,636
Baxter International, Inc.	4,413	178,153
Bio-Techne Corp.	2,162	136,660
Boston Scientific Corp.†	5,649	405,994
Danaher Corp.	13,896	3,427,031
Edwards Lifesciences Corp.†	5,369	454,593
Elekta AB, Series B	103,656	741,351
EssilorLuxottica SA	6,535	1,397,549
GE HealthCare Technologies, Inc.	11,479	875,159
Hologic, Inc.†	11,575	877,038
Intuitive Surgical, Inc.†	9,552	3,540,162
Koninklijke Philips NV	61,735	1,648,079
Medtronic PLC	3,033	243,368
Revvity, Inc.	6,794	696,181
Security Description	Shares or Principal Amount	Value

Healthcare-Products (continued)
Siemens Healthineers AG*	34,645	$ 1,926,252
Stryker Corp.	5,173	1,740,714
Teleflex, Inc.	1,436	299,765
Thermo Fisher Scientific, Inc.	9,151	5,204,357
Zimmer Biomet Holdings, Inc.	3,731	448,765
		26,349,887
Healthcare-Services — 1.5%
Centene Corp.†	848	61,955
Charles River Laboratories International, Inc.†	230	52,670
Elevance Health, Inc.	13,329	7,045,443
Evotec SE†	30,896	321,201
Fresenius SE & Co. KGaA	38,079	1,136,019
HCA Healthcare, Inc.	3,985	1,234,633
Humana, Inc.	2,500	755,225
ICON PLC†	623	185,579
IQVIA Holdings, Inc.†	243	56,320
Molina Healthcare, Inc.†	547	187,129
Tenet Healthcare Corp.†	15,497	1,740,158
UnitedHealth Group, Inc.	19,742	9,549,205
		22,325,537
Home Builders — 0.1%
NVR, Inc.†	62	461,209
Persimmon PLC	55,799	900,785
WHA Corp. PCL	363,900	49,096
		1,411,090
Home Furnishings — 0.2%
Panasonic Holdings Corp.	131,500	1,145,540
Sony Group Corp.	23,000	1,899,851
		3,045,391
Household Products/Wares — 0.0%
Avery Dennison Corp.	828	179,908
Insurance — 3.0%
AIA Group, Ltd.	201,200	1,475,398
Allstate Corp.	12,068	2,052,284
AXA SA	105,283	3,625,097
Axis Capital Holdings, Ltd.	1,180	72,369
Berkshire Hathaway, Inc., Class B†	22,322	8,855,807
Challenger, Ltd.	98,991	430,532
Chubb, Ltd.	16,913	4,205,248
Definity Financial Corp.	19,925	664,191
Equitable Holdings, Inc.	5,221	192,707
Hartford Financial Services Group, Inc.	9,520	922,393
Mandatum Oyj†	43,530	202,105
Marsh & McLennan Cos., Inc.	7,967	1,588,859
MetLife, Inc.	38,495	2,736,224
Muenchener Rueckversicherungs-Gesellschaft AG	8,644	3,798,758
Progressive Corp.	4,631	964,406
RenaissanceRe Holdings, Ltd.	1,580	346,415
Sampo Oyj, Class A	42,253	1,710,101
Storebrand ASA	146,314	1,405,838
Sun Life Financial, Inc.	33,506	1,710,774
Tokio Marine Holdings, Inc.	82,200	2,581,111
Travelers Cos., Inc.	10,274	2,179,732
Zurich Insurance Group AG	4,427	2,130,658
		43,851,007
Internet — 5.3%
Airbnb, Inc., Class A†	2,336	370,419
Alibaba Group Holding, Ltd. ADR	4,624	346,106

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Alphabet, Inc., Class A†	37,408	$ 6,089,274
Alphabet, Inc., Class C†	104,530	17,209,819
Amazon.com, Inc.†	130,498	22,837,150
Booking Holdings, Inc.	1,189	4,104,464
CyberAgent, Inc.	107,000	668,898
DoorDash, Inc., Class A†	4,427	572,234
Gen Digital, Inc.	16,742	337,184
LY Corp.	214,100	519,312
Meta Platforms, Inc., Class A	36,193	15,569,143
NAVER Corp.	6,063	798,217
Netflix, Inc.†	7,764	4,275,169
Palo Alto Networks, Inc.†	649	188,788
Sea, Ltd. ADR†	7,236	457,243
Shopify, Inc., Class A†	15,596	1,094,839
Tencent Holdings, Ltd.	10,400	457,245
Uber Technologies, Inc.†	11,729	777,281
		76,672,785
Investment Companies — 0.0%
Yellow Cake PLC*†	4,033	32,388
Iron/Steel — 0.2%
ArcelorMittal SA	6,585	164,723
BlueScope Steel, Ltd.	2,936	43,311
Champion Iron, Ltd. (ASX)	17,872	82,138
Champion Iron, Ltd. (TSX)	1,408	6,382
China Steel Corp.	69,000	52,657
Cleveland-Cliffs, Inc.†	4,453	75,256
Commercial Metals Co.	1,444	77,601
JFE Holdings, Inc.	4,800	71,696
JSW Steel, Ltd.	6,307	66,458
Nippon Steel Corp.	13,800	308,757
Nucor Corp.	4,438	747,936
POSCO Holdings, Inc.	211	61,241
Reliance, Inc.	1,522	433,344
Steel Dynamics, Inc.	6,758	879,351
Tata Steel, Ltd.	79,624	156,242
Vale SA ADR	26,326	320,387
		3,547,480
Leisure Time — 0.1%
Norwegian Cruise Line Holdings, Ltd.†	34,161	646,326
Royal Caribbean Cruises, Ltd.†	2,859	399,202
		1,045,528
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	6,688	1,319,409
InterContinental Hotels Group PLC	924	90,032
Kyoritsu Maintenance Co., Ltd.	2,200	46,908
Las Vegas Sands Corp.	5,890	261,280
Marriott International, Inc., Class A	1,091	257,618
Wynn Resorts, Ltd.	1,895	173,677
		2,148,924
Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	772	258,288
GE Vernova, Inc.†	13,880	2,133,495
Mitsubishi Electric Corp.	137,200	2,397,344
Sandvik AB	69,564	1,396,459
		6,185,586
Machinery-Diversified — 0.9%
Deere & Co.	3,718	1,455,262
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
Dover Corp.	6,882	$ 1,233,943
Esab Corp.	666	70,516
IDEX Corp.	5,979	1,318,130
Ingersoll Rand, Inc.	4,133	385,691
KION Group AG	18,801	871,413
Nordson Corp.	593	153,107
Omron Corp.	13,100	450,974
Otis Worldwide Corp.	839	76,517
Rockwell Automation, Inc.	8,966	2,429,427
SMC Corp.	1,200	631,155
THK Co., Ltd.	28,400	623,123
Westinghouse Air Brake Technologies Corp.	16,388	2,639,779
		12,339,037
Media — 0.2%
Comcast Corp., Class A	47,510	1,810,606
Walt Disney Co.	5,709	634,270
		2,444,876
Metal Fabricate/Hardware — 0.2%
Prysmian SpA	40,419	2,197,457
Tenaris SA ADR	3,103	102,368
		2,299,825
Mining — 1.8%
Adriatic Metals PLC†	37,420	110,221
Agnico Eagle Mines, Ltd. (NYSE)	4,436	281,021
Agnico Eagle Mines, Ltd. (TSX)	5,149	326,074
Alamos Gold, Inc.	7,060	103,853
Alamos Gold, Inc., Class A	16,043	235,986
Alcoa Corp.	2,311	81,209
Alrosa PJSC†(1)(2)	121,860	0
Aluminum Corp. of China, Ltd.	56,000	37,401
Amman Mineral Internasional PT†	90,200	53,698
Anglo American Platinum, Ltd.	4,496	156,236
Anglo American PLC	18,623	607,656
Anglogold Ashanti PLC (JSE)	2,668	61,378
Anglogold Ashanti PLC (NYSE)	1,007	23,151
Antofagasta PLC	70,273	1,932,132
Aya Gold & Silver, Inc.†	8,871	85,317
Barrick Gold Corp.	12,324	205,071
Bellevue Gold, Ltd.†	76,427	87,234
BHP Group, Ltd. (ASX)	98,914	2,727,577
BHP Group, Ltd. (LSE)	49,513	1,371,649
Boliden AB	6,043	200,045
Cameco Corp.	5,541	252,836
Capricorn Metals, Ltd.†	41,570	133,606
Capstone Copper Corp.†	11,686	80,898
Centamin PLC	58,916	88,868
China Hongqiao Group, Ltd.	28,500	39,388
CMOC Group, Ltd.	48,000	45,378
ERO Copper Corp.†	16,996	346,550
Filo Corp.†	4,919	88,150
First Quantum Minerals, Ltd.	9,281	117,845
Foran Mining Corp.	25,427	77,944
Franco-Nevada Corp. (NYSE)	6,815	820,526
Franco-Nevada Corp. (TSX)	6,308	759,352
Freeport-McMoRan, Inc.	72,359	3,613,608
G Mining Ventures Corp.†	54,907	83,757
Glencore PLC	136,117	792,714
Gold Fields, Ltd.	13,982	227,890
Grupo Mexico SAB de CV, Class B	29,632	183,112
Harmony Gold Mining Co., Ltd.	9,451	81,932
Hindalco Industries, Ltd.	9,040	69,761

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
IGO, Ltd.	132,399	$ 670,342
Impala Platinum Holdings, Ltd.	31,756	144,648
Industrias Penoles SAB de CV†	6,248	89,383
Ivanhoe Electric, Inc.†	16,368	165,317
Ivanhoe Mines, Ltd.†	37,111	503,026
Karora Resources, Inc.†	34,476	134,233
Kinross Gold Corp.	14,079	90,810
Lundin Gold, Inc.	9,005	122,387
MMC Norilsk Nickel PJSC Series E(2)	47,000	0
MP Materials Corp.†	3,239	51,824
NAC Kazatomprom JSC GDR	4,208	169,467
Newmont Corp.(ASX)	5,605	226,388
Newmont Corp.(NYSE)	8,498	345,359
NGEx Minerals, Ltd.†	12,284	86,643
Norsk Hydro ASA	18,826	115,824
Northam Platinum Holdings, Ltd.	24,561	163,167
Northern Star Resources, Ltd.	47,468	453,251
Osisko Gold Royalties, Ltd.	12,124	186,266
Osisko Mining, Inc.†	59,441	131,261
Pilbara Minerals, Ltd.	384,826	998,604
Polyus PJSC Series E†(1)(2)	428	0
Red 5, Ltd.†	275,164	79,462
Rio Tinto PLC	10,515	716,579
Rio Tinto, Ltd.	1,087	91,072
Royal Gold, Inc.	1,452	174,429
Sibanye Stillwater, Ltd.	84,581	97,595
Skeena Resources, Ltd.†	14,571	68,799
Snowline Gold Corp.†(2)	354	1,400
Snowline Gold Corp. (TSX)	11,999	49,943
South32, Ltd.	387,047	899,665
Southern Copper Corp.	7,409	864,408
Wesdome Gold Mines, Ltd.†	25,440	190,340
Wheaton Precious Metals Corp. (NYSE)	16,512	860,936
Wheaton Precious Metals Corp. (TSX)	13,480	702,274
Zijin Mining Group Co., Ltd.	76,000	166,791
		26,402,917
Miscellaneous Manufacturing — 0.6%
3M Co.	596	57,520
Largan Precision Co., Ltd.	6,000	402,216
Siemens AG	39,809	7,467,595
Teledyne Technologies, Inc.†	650	247,962
		8,175,293
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	944	296,945
Oil & Gas — 2.8%
BP PLC ADR	10,561	409,450
Canadian Natural Resources, Ltd.	5,926	449,061
Chesapeake Energy Corp.	2,722	244,653
Chevron Corp.	15,003	2,419,534
ConocoPhillips	43,962	5,522,507
DCC PLC	15,928	1,089,132
Devon Energy Corp.	3,438	175,957
Diamondback Energy, Inc.	8,378	1,685,067
EOG Resources, Inc.	6,840	903,769
EQT Corp.	66,866	2,680,658
Equinor ASA	109,300	2,912,598
Exxon Mobil Corp.	46,773	5,531,843
Galp Energia SGPS SA	10,165	217,348
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Hess Corp.	4,962	$ 781,466
Kosmos Energy, Ltd.†	21,179	120,085
Marathon Petroleum Corp.	5,364	974,746
Noble Corp. PLC	3,124	138,643
OMV AG	2,860	136,264
Permian Resources Corp.	4,183	70,065
Phillips 66	5,663	810,998
Pioneer Natural Resources Co.	4,060	1,093,439
Range Resources Corp.	73,842	2,651,666
Seadrill, Ltd.†	2,218	107,684
Shell PLC	16,952	604,112
Shell PLC ADR	34,447	2,468,472
Southwestern Energy Co.†	24,953	186,898
Suncor Energy, Inc. (NYSE)	2,843	108,574
Suncor Energy, Inc. (TSX)	9,052	345,405
TotalEnergies SE	63,780	4,632,515
Valero Energy Corp.	3,113	497,675
		39,970,284
Oil & Gas Services — 0.6%
Atlas Energy Solutions, Inc.	2,541	56,436
Baker Hughes Co.	5,806	189,392
Expro Group Holdings NV†	1,076	20,186
Halliburton Co.	106,262	3,981,637
Schlumberger NV	74,967	3,559,433
TechnipFMC PLC	10,512	269,317
		8,076,401
Packaging & Containers — 0.1%
Amcor PLC	44,631	398,499
Ball Corp.	5,902	410,602
Packaging Corp. of America	1,379	238,540
Stora Enso Oyj, Class R	71,018	945,497
Westrock Co.	3,073	147,381
		2,140,519
Pharmaceuticals — 3.8%
AbbVie, Inc.	7,343	1,194,265
Astellas Pharma, Inc.	163,800	1,572,838
AstraZeneca PLC ADR	104,961	7,964,441
Bayer AG	27,754	809,692
Becton Dickinson & Co.	1,909	447,851
Bristol-Myers Squibb Co.	7,316	321,465
Cardinal Health, Inc.	1,464	150,851
Cencora, Inc.	13,111	3,134,185
Cigna Group	6,337	2,262,562
CVS Health Corp.	1,376	93,169
Dexcom, Inc.†	1,204	153,378
Eli Lilly & Co.	12,423	9,703,605
GSK PLC ADR	20,265	839,782
Johnson & Johnson	35,741	5,167,791
McKesson Corp.	793	426,007
Merck & Co., Inc.	30,848	3,986,179
Novartis AG	33,447	3,230,677
Novo Nordisk A/S ADR	2,626	336,942
Novo Nordisk A/S, Class B	31,765	4,082,294
Otsuka Holdings Co., Ltd.	14,800	631,189
Pfizer, Inc.	10,601	271,598
Roche Holding AG	11,499	2,751,013
Sanofi ADR	1,245	61,291
Sanofi SA	34,551	3,406,607

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	24,914	$ 288,255
Zoetis, Inc.	8,993	1,432,045
		54,719,972
Pipelines — 0.2%
Enbridge, Inc.	10,608	377,008
Kinder Morgan, Inc.	37,381	683,325
Targa Resources Corp.	2,167	247,168
Williams Cos., Inc.	35,530	1,362,931
		2,670,432
Private Equity — 0.2%
Blackstone, Inc.	978	114,044
Bridgepoint Group PLC*	184,391	522,460
Brookfield Corp.	34,548	1,385,785
CVC Capital Partners PLC†	42,052	762,925
KKR & Co., Inc.	1,523	141,746
		2,926,960
Real Estate — 0.3%
CBRE Group, Inc., Class A†	1,922	167,003
Emerald Resources NL†	107,823	244,045
Kerry Properties, Ltd.	28,500	55,455
LEG Immobilien SE†	2,868	244,463
Mitsubishi Estate Co., Ltd.	17,200	315,794
Mitsui Fudosan Co., Ltd.	259,700	2,640,213
Shurgard Self Storage, Ltd.	3,895	159,452
StorageVault Canada, Inc.	21,775	74,816
Sun Hung Kai Properties, Ltd.	23,000	212,515
Wharf Real Estate Investment Co., Ltd.	39,000	121,180
		4,234,936
REITS — 1.9%
Acadia Realty Trust	19,785	341,885
Alexandria Real Estate Equities, Inc.	1,432	165,926
American Homes 4 Rent, Class A	19,468	696,954
American Tower Corp.	6,552	1,124,061
Apple Hospitality REIT, Inc.	16,415	242,285
AvalonBay Communities, Inc.	5,007	949,177
Big Yellow Group PLC	7,163	96,568
Boardwalk Real Estate Investment Trust	2,075	106,821
Camden Property Trust	2,995	298,542
Canadian Apartment Properties REIT	2,528	78,687
CapitaLand Integrated Commercial Trust	113,400	162,221
Comforia Residential REIT, Inc.	55	118,844
Crown Castle, Inc.	2,437	228,542
CubeSmart	11,927	482,328
Derwent London PLC	2,678	68,863
Digital Core REIT Management Pte, Ltd.	71,100	43,137
Douglas Emmett, Inc.	8,844	121,251
EastGroup Properties, Inc.	1,966	305,438
Equinix, Inc.	2,647	1,882,308
Equity LifeStyle Properties, Inc.	22,658	1,366,051
Equity Residential	10,996	708,142
Essex Property Trust, Inc.	4,021	990,171
Extra Space Storage, Inc.	1,678	225,322
Federal Realty Investment Trust	477	49,689
Gaming & Leisure Properties, Inc.	6,832	291,931
Gecina SA	1,342	136,818
Goodman Group	17,367	351,188
Great Portland Estates PLC	94,745	462,782
Healthcare Realty Trust, Inc.	11,277	160,472
Host Hotels & Resorts, Inc.	8,413	158,753
Security Description	Shares or Principal Amount	Value

REITS (continued)
Invincible Investment Corp.	421	$ 188,550
Japan Metropolitan Fund Investment Corp.	39	23,549
Kilroy Realty Corp.	6,658	225,040
Kimco Realty Corp.	11,614	216,369
Mapletree Industrial Trust	67,700	112,268
Mitsui Fudosan Logistics Park, Inc.	49	140,582
Nexus Select Trust	40,254	63,825
Pebblebrook Hotel Trust	6,826	99,182
Prologis, Inc.	24,768	2,527,575
Public Storage	9,773	2,535,605
Rayonier, Inc.	4,716	139,877
Regency Centers Corp.	13,297	787,448
Rexford Industrial Realty, Inc.	20,462	875,978
SBA Communications Corp.	1,756	326,827
Scentre Group	754,041	1,540,651
Segro PLC	24,304	255,138
Simon Property Group, Inc.	7,299	1,025,729
SL Green Realty Corp.	1,343	66,922
Sun Communities, Inc.	4,096	455,967
Terreno Realty Corp.	8,475	460,616
UNITE Group PLC	7,505	86,720
Ventas, Inc.	11,186	495,316
Warehouses De Pauw CVA	3,943	104,358
Welltower, Inc.	13,782	1,313,149
Weyerhaeuser Co.	51,458	1,552,488
		28,034,886
Retail — 2.1%
AutoZone, Inc.†	463	1,368,813
Bath & Body Works, Inc.	1,559	70,810
Burlington Stores, Inc.†	779	140,173
Carvana Co.†	10,302	854,242
Chipotle Mexican Grill, Inc.†	937	2,960,545
Cie Financiere Richemont SA, Class A	8,544	1,182,340
Costco Wholesale Corp.	1,973	1,426,282
Dollar General Corp.	10,257	1,427,672
Dollar Tree, Inc.†	5,751	680,056
Domino's Pizza, Inc.	497	263,047
Home Depot, Inc.	9,445	3,156,708
Kingfisher PLC	508,266	1,564,946
Lowe's Cos., Inc.	2,376	541,704
Lululemon Athletica, Inc.†	1,514	545,948
McDonald's Corp.	6,654	1,816,808
Moncler SpA	21,410	1,461,321
Next PLC	14,527	1,628,768
O'Reilly Automotive, Inc.†	352	356,668
Ross Stores, Inc.	10,622	1,376,080
Starbucks Corp.	2,667	236,003
Target Corp.	2,406	387,318
TJX Cos., Inc.	11,935	1,122,964
Tractor Supply Co.	3,043	830,982
Ulta Beauty, Inc.†	838	339,256
Walmart, Inc.	61,963	3,677,504
Welcia Holdings Co., Ltd.	20,400	299,400
Wingstop, Inc.	359	138,140
		29,854,498
Semiconductors — 5.4%
Advanced Micro Devices, Inc.†	12,531	1,984,660
Analog Devices, Inc.	8,150	1,634,972
Applied Materials, Inc.	6,223	1,236,199
ASML Holding NV (NASDAQ)	2,483	2,166,343
ASML Holding NV (XAMS)	5,709	4,976,097

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
Broadcom, Inc.	4,769	$ 6,200,988
Entegris, Inc.	2,513	334,028
Hamamatsu Photonics KK	22,200	813,138
Intel Corp.	44,828	1,365,909
KLA Corp.	1,216	838,177
Lam Research Corp.	3,056	2,733,317
Lattice Semiconductor Corp.†	1,242	85,201
Microchip Technology, Inc.	2,239	205,943
Micron Technology, Inc.	19,851	2,242,369
Monolithic Power Systems, Inc.	1,879	1,257,671
NVIDIA Corp.	32,666	28,224,077
NXP Semiconductors NV	14,941	3,827,735
QUALCOMM, Inc.	17,772	2,947,486
Renesas Electronics Corp.	56,300	927,659
Samsung Electronics Co., Ltd.	53,856	2,980,827
Taiwan Semiconductor Manufacturing Co., Ltd.	225,000	5,421,506
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,221	717,052
Texas Instruments, Inc.	17,105	3,017,664
Tokyo Electron, Ltd.	9,500	2,086,069
		78,225,087
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	420	116,311
Software — 4.7%
Adobe, Inc.†	5,634	2,607,584
Atlassian Corp., Class A†	2,656	457,629
Autodesk, Inc.†	1,627	346,307
BILL Holdings, Inc.†	4,415	275,319
Broadridge Financial Solutions, Inc.	1,244	240,602
Cadence Design Systems, Inc.†	1,590	438,252
Confluent, Inc., Class A†	7,848	220,686
Datadog, Inc., Class A†	2,733	342,992
Descartes Systems Group, Inc.†	1,717	159,320
Dynatrace, Inc.†	3,060	138,649
Fair Isaac Corp.†	192	217,599
Fiserv, Inc.†	37,629	5,744,819
Intuit, Inc.	4,168	2,607,584
Microsoft Corp.	98,309	38,274,643
MongoDB, Inc.†	2,281	832,976
MSCI, Inc.	728	339,095
Oracle Corp.	4,810	547,137
Roper Technologies, Inc.	3,162	1,617,237
Salesforce, Inc.	6,399	1,720,947
SAP SE	17,122	3,100,096
ServiceNow, Inc.†	5,775	4,003,981
Snowflake, Inc., Class A†	2,004	311,021
Synopsys, Inc.†	5,148	2,731,477
Tyler Technologies, Inc.†	193	89,079
Workday, Inc., Class A†	485	118,694
		67,483,725
Telecommunications — 0.9%
Arista Networks, Inc.†	843	216,280
BT Group PLC	804,423	1,030,775
Cisco Systems, Inc.	13,114	616,096
KT Corp.	36,984	917,010
Nippon Telegraph & Telephone Corp.	2,791,400	3,016,619
Telefonaktiebolaget LM Ericsson, Class B	217,180	1,107,725
T-Mobile US, Inc.	32,168	5,281,021
Verizon Communications, Inc.	5,763	227,581
		12,413,107
Security Description	Shares or Principal Amount	Value

Transportation — 0.7%
Canadian National Railway Co.	2,397	$ 291,092
Canadian Pacific Kansas City, Ltd.	592	46,431
Central Japan Railway Co.	30,800	705,318
CSX Corp.	94,102	3,126,068
FedEx Corp.	1,541	403,403
JB Hunt Transport Services, Inc.	700	113,799
Norfolk Southern Corp.	6,463	1,488,558
Old Dominion Freight Line, Inc.	6,621	1,203,102
Saia, Inc.†	406	161,113
Union Pacific Corp.	8,771	2,080,130
		9,619,014
Total Common Stocks (cost $688,434,629)		853,884,176
PREFERRED STOCKS — 0.0%
Diversified Financial Services — 0.0%
Osaic Financial Services, Inc. 6.50% (cost $397,838)	22,999	452,422
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	1	4
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	49,462
Computer Graphics — 0.0%
Canva, Inc. Series A†(1)(2)	8	8,533
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	56,045
Software — 0.1%
Databricks, Inc. Series G†(1)(2)	1,206	88,641
Databricks, Inc. Series H†(1)(2)	2,613	192,055
KoBold Metals Co. Series B-1†(1)(2)	3,900	286,104
		566,800
Total Convertible Preferred Stocks (cost $536,172)		680,844
CORPORATE BONDS & NOTES — 11.1%
Advertising — 0.1%
Omnicom Group, Inc./Omnicom Capital, Inc.
3.60%, 04/15/2026	$ 40,000	38,638
3.65%, 11/01/2024	75,000	74,199
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	765,000	785,044
WPP Finance 2010
3.75%, 09/19/2024	100,000	99,137
		997,018
Aerospace/Defense — 0.2%
AAR Escrow Issuer LLC
6.75%, 03/15/2029*	630,000	633,402
Bombardier, Inc.
7.25%, 07/01/2031*	615,000	616,514

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Aerospace/Defense (continued)
Lockheed Martin Corp.
3.55%, 01/15/2026	$ 200,000	$ 194,318
4.50%, 05/15/2036	200,000	182,904
TransDigm, Inc.
6.75%, 08/15/2028*	615,000	617,613
		2,244,751
Agriculture — 0.0%
Altria Group, Inc.
2.35%, 05/06/2025	140,000	135,390
BAT Capital Corp.
5.83%, 02/20/2031	245,000	244,905
		380,295
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	532,439	469,132
4.95%, 08/15/2026	203,166	200,287
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
5.75%, 04/20/2029*	635,000	613,240
United Airlines Pass-Through Trust
3.10%, 04/07/2030	259,912	229,920
4.15%, 02/25/2033	278,014	257,416
VistaJet Malta Finance PLC/Vista Management Holding, Inc.
6.38%, 02/01/2030*	782,000	605,138
		2,375,133
Auto Manufacturers — 0.4%
Aston Martin Capital Holdings, Ltd.
10.00%, 03/31/2029*	620,000	607,224
Cummins, Inc.
4.90%, 02/20/2029	95,000	93,869
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	616,778
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	200,000	208,106
General Motors Co.
4.00%, 04/01/2025	550,000	541,106
General Motors Financial Co., Inc.
5.55%, 07/15/2029	120,000	118,101
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,039,461
Jaguar Land Rover Automotive PLC
5.50%, 07/15/2029*	420,000	395,194
Mercedes-Benz Finance North America LLC
4.80%, 03/30/2026*	475,000	469,213
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	879,054
Toyota Motor Credit Corp.
4.80%, 01/05/2026	890,000	882,159
Volkswagen Group of America Finance LLC
3.35%, 05/13/2025*	455,000	444,213
		6,294,478
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
8.25%, 04/15/2031*	135,000	140,190
Clarios Global LP/Clarios US Finance Co.
8.50%, 05/15/2027*	620,000	620,817
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029*	$ 165,471	$ 136,659
		897,666
Banks — 1.6%
ABN AMRO Bank NV
4.75%, 07/28/2025*	500,000	491,111
Banco Santander Chile
2.70%, 01/10/2025*	409,000	399,902
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.38%, 04/17/2025*	355,000	352,694
Banco Santander SA
3.49%, 05/28/2030	200,000	175,651
Bank of America Corp.
2.30%, 07/21/2032	665,000	529,748
2.59%, 04/29/2031	405,000	340,597
2.68%, 06/19/2041	960,000	649,361
3.37%, 01/23/2026	800,000	785,270
3.50%, 04/19/2026	150,000	144,647
4.45%, 03/03/2026	350,000	342,842
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	622,815
Barclays PLC
2.85%, 05/07/2026	830,000	804,148
5.67%, 03/12/2028	200,000	198,595
BNP Paribas SA
2.22%, 06/09/2026*	435,000	417,738
5.50%, 05/20/2030*	545,000	535,847
BPCE SA
4.50%, 03/15/2025*	300,000	295,386
4.88%, 04/01/2026*	400,000	390,691
Citigroup, Inc.
3.89%, 01/10/2028	505,000	482,738
4.60%, 03/09/2026	175,000	171,333
6.17%, 05/25/2034	205,000	203,450
Danske Bank A/S
3.24%, 12/20/2025*	476,000	467,064
5.71%, 03/01/2030*	200,000	197,506
Fifth Third Bancorp
6.34%, 07/27/2029	145,000	146,653
Goldman Sachs Group, Inc.
2.65%, 10/21/2032	745,000	603,257
2.91%, 07/21/2042	505,000	344,249
3.75%, 05/22/2025	125,000	122,548
3.80%, 03/15/2030	705,000	644,899
HSBC Holdings PLC
4.38%, 11/23/2026	500,000	483,890
5.72%, 03/04/2035	410,000	401,472
JPMorgan Chase & Co.
2.96%, 05/13/2031	355,000	303,806
3.20%, 06/15/2026	200,000	191,066
3.78%, 02/01/2028	445,000	424,558
3.90%, 01/23/2049	525,000	401,878
4.25%, 10/01/2027	25,000	24,120
Lloyds Banking Group PLC
5.46%, 01/05/2028	310,000	307,289
Mitsubishi UFJ Financial Group, Inc.
2.19%, 02/25/2025	800,000	777,328
Morgan Stanley
3.13%, 07/27/2026	550,000	522,778
3.22%, 04/22/2042	970,000	703,916
4.30%, 01/27/2045	25,000	20,771

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.66%, 04/18/2030	$ 855,000	$ 855,181
National Securities Clearing Corp.
1.50%, 04/23/2025*	1,200,000	1,156,076
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	484,783
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	441,741
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	836,180
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	499,752
State Street Corp.
5.16%, 05/18/2034	585,000	565,340
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	817,529
UBS Group AG
1.36%, 01/30/2027*	340,000	313,760
2.59%, 09/11/2025*	660,000	651,824
Wells Fargo & Co.
2.39%, 06/02/2028	335,000	304,566
3.07%, 04/30/2041	720,000	512,831
5.56%, 07/25/2034	450,000	438,634
6.30%, 10/23/2029	560,000	573,697
		23,875,506
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
5.55%, 01/23/2049	650,000	639,983
Diageo Capital PLC
1.38%, 09/29/2025	265,000	250,334
Keurig Dr Pepper, Inc.
2.55%, 09/15/2026	140,000	130,989
		1,021,306
Biotechnology — 0.1%
Biogen, Inc.
2.25%, 05/01/2030	1,045,000	862,883
Building Materials — 0.1%
Camelot Return Merger Sub, Inc.
8.75%, 08/01/2028*	600,000	589,862
Martin Marietta Materials, Inc.
4.25%, 07/02/2024	11,000	10,972
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	265,000	263,179
Mohawk Industries, Inc.
5.85%, 09/18/2028	430,000	434,603
Vulcan Materials Co.
4.50%, 06/15/2047	130,000	106,498
		1,405,114
Chemicals — 0.1%
Air Products & Chemicals, Inc.
1.50%, 10/15/2025	50,000	47,369
Ecolab, Inc.
2.75%, 08/18/2055	830,000	489,351
LYB International Finance II BV
3.50%, 03/02/2027	400,000	378,718
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	105,766
		1,021,204
Security Description	Shares or Principal Amount	Value

Commercial Services — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.00%, 02/15/2031*	$ 640,000	$ 612,753
Experian Finance PLC
2.75%, 03/08/2030*	850,000	729,924
George Washington University
3.55%, 09/15/2046	45,000	33,122
Northwestern University
2.64%, 12/01/2050	450,000	281,199
PayPal Holdings, Inc.
2.40%, 10/01/2024	850,000	838,642
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	422,423
Sabre GLBL, Inc.
11.25%, 12/15/2027*	665,000	621,508
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	378,838
3.38%, 03/22/2027*	90,000	84,232
Williams Scotsman, Inc.
7.38%, 10/01/2031*	615,000	628,268
		4,630,909
Computers — 0.1%
Apple, Inc.
3.25%, 02/23/2026	265,000	256,061
4.85%, 05/10/2053	350,000	324,652
Seagate HDD Cayman
8.25%, 12/15/2029*	320,000	340,124
8.50%, 07/15/2031*	275,000	293,619
		1,214,456
Cosmetics/Personal Care — 0.0%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
4.75%, 01/15/2029*	550,000	512,697
6.63%, 07/15/2030*	189,000	189,114
		701,811
Distribution/Wholesale — 0.0%
Ritchie Bros. Holdings, Inc.
6.75%, 03/15/2028*	295,000	297,789
7.75%, 03/15/2031*	245,000	254,095
		551,884
Diversified Financial Services — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
5.75%, 06/06/2028	590,000	589,488
6.15%, 09/30/2030	150,000	152,187
6.50%, 07/15/2025	160,000	161,146
American Express Co.
6.49%, 10/30/2031	875,000	915,871
Ameriprise Financial, Inc.
2.88%, 09/15/2026	285,000	268,706
Aretec Escrow Issuer 2, Inc.
10.00%, 08/15/2030*	1,141,000	1,239,363
Avolon Holdings Funding, Ltd.
3.95%, 07/01/2024*	165,000	164,377
5.75%, 03/01/2029*	775,000	762,479
BlackRock Funding, Inc.
4.70%, 03/14/2029	235,000	230,521
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	770,953
Credit Acceptance Corp.
9.25%, 12/15/2028*	660,000	699,765

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Discover Financial Services
3.75%, 03/04/2025	$ 600,000	$ 589,277
Encore Capital Group, Inc.
9.25%, 04/01/2029*	640,000	653,854
OneMain Finance Corp.
7.88%, 03/15/2030	630,000	642,818
Osaic Holdings, Inc.
10.75%, 08/01/2027*	1,075,000	1,112,937
PennyMac Financial Services, Inc.
7.88%, 12/15/2029*	641,000	654,240
PRA Group, Inc.
5.00%, 10/01/2029*	131,417	108,790
8.38%, 02/01/2028*	485,000	473,107
Synchrony Financial
4.25%, 08/15/2024	960,000	954,900
Visa, Inc.
4.15%, 12/14/2035	90,000	81,930
		11,226,709
Electric — 0.7%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	301,340
Ameren Corp.
5.70%, 12/01/2026	555,000	556,305
CMS Energy Corp.
3.00%, 05/15/2026	195,000	185,052
DTE Energy Co.
5.10%, 03/01/2029	780,000	761,493
Duke Energy Corp.
2.65%, 09/01/2026	45,000	42,168
3.75%, 09/01/2046	40,000	28,554
4.85%, 01/05/2027	815,000	802,524
Duke Energy Progress LLC
3.70%, 10/15/2046	225,000	163,085
Eversource Energy
3.30%, 01/15/2028	170,000	156,372
Exelon Corp.
3.40%, 04/15/2026	245,000	235,350
5.15%, 03/15/2029	130,000	127,782
FirstEnergy Transmission LLC
4.35%, 01/15/2025*	550,000	542,213
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	523,135
Georgia Power Co.
5.00%, 02/23/2027	275,000	272,458
NextEra Energy Capital Holdings, Inc.
5.75%, 09/01/2025	210,000	210,134
NRG Energy, Inc.
10.25%, 03/15/2028*(3)	609,000	656,574
Ohio Power Co.
6.60%, 03/01/2033	255,000	264,759
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	396,350
Southern California Edison Co.
5.15%, 06/01/2029	835,000	821,664
Southern Co.
5.70%, 03/15/2034	725,000	722,792
Talen Energy Supply LLC
8.63%, 06/01/2030*	640,000	677,142
Vistra Corp.
8.00%, 10/15/2026*(3)	1,223,000	1,235,662
		9,682,908
Security Description	Shares or Principal Amount	Value

Electronics — 0.0%
Amphenol Corp.
2.20%, 09/15/2031	$ 265,000	$ 213,989
4.75%, 03/30/2026	75,000	74,002
5.05%, 04/05/2029	270,000	266,525
		554,516
Entertainment — 0.1%
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	1,004,000	1,001,855
Warnermedia Holdings, Inc.
5.05%, 03/15/2042	945,000	756,484
		1,758,339
Environmental Control — 0.0%
Republic Services, Inc.
3.38%, 11/15/2027	270,000	253,906
Food — 0.1%
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	874,974
Sigma Holdco BV
7.88%, 05/15/2026*	1,015,000	962,220
		1,837,194
Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA
4.20%, 01/29/2030*	200,000	180,612
International Paper Co.
4.80%, 06/15/2044	123,000	105,260
		285,872
Gas — 0.1%
APA Infrastructure, Ltd.
4.25%, 07/15/2027*	240,000	231,286
NiSource, Inc.
3.49%, 05/15/2027	620,000	584,592
3.95%, 03/30/2048	425,000	311,677
		1,127,555
Healthcare-Products — 0.2%
Abbott Laboratories
4.75%, 11/30/2036	395,000	374,687
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	932,207
Medtronic, Inc.
4.63%, 03/15/2045	22,000	19,546
Revvity, Inc.
1.90%, 09/15/2028	595,000	509,808
Solventum Corp.
5.40%, 03/01/2029*	500,000	490,541
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	289,963
		2,616,752
Healthcare-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	174,680
Baylor Scott & White Holdings
3.97%, 11/15/2046	100,000	80,162
Centra Health, Inc.
4.70%, 01/01/2048	900,000	741,151
CHS/Community Health Systems, Inc.
8.00%, 03/15/2026*	345,000	343,320
8.00%, 12/15/2027*	285,000	278,955

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Healthcare-Services (continued)
CommonSpirit Health
2.76%, 10/01/2024	$ 295,000	$ 291,433
2.78%, 10/01/2030	240,000	202,900
HCA, Inc.
4.13%, 06/15/2029	575,000	534,277
Heartland Dental LLC/Heartland Dental Finance Corp.
10.50%, 04/30/2028*	590,000	621,041
Humana, Inc.
2.15%, 02/03/2032	350,000	271,916
5.95%, 03/15/2034	345,000	345,435
Icon Investments Six DAC
5.85%, 05/08/2029	200,000	200,000
IQVIA, Inc.
6.25%, 02/01/2029	220,000	223,581
6.50%, 05/15/2030*	660,000	662,995
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	220,202
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	383,750
Pediatrix Medical Group, Inc.
5.38%, 02/15/2030*	185,000	161,873
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,050,452
Stanford Health Care
3.80%, 11/15/2048	420,000	320,442
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	555,668
4.70%, 04/15/2029	475,000	464,607
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	605,460
		8,734,300
Home Builders — 0.0%
LGI Homes, Inc.
8.75%, 12/15/2028*	630,000	655,336
Insurance — 0.5%
Aflac, Inc.
4.00%, 10/15/2046	540,000	409,998
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.00%, 01/15/2031*	635,000	636,989
Aon Global, Ltd.
3.88%, 12/15/2025	35,000	34,068
4.75%, 05/15/2045	350,000	297,012
Chubb INA Holdings, Inc.
4.35%, 11/03/2045	75,000	62,844
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,087,040
Equitable Financial Life Global Funding
1.40%, 07/07/2025*	245,000	232,625
Jackson National Life Global Funding
1.75%, 01/12/2025*	1,055,000	1,022,713
Liberty Mutual Group, Inc.
4.85%, 08/01/2044*	510,000	423,627
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	844,464
Panther Escrow Issuer LLC
7.13%, 06/01/2031*	635,000	638,293
Principal Financial Group, Inc.
3.40%, 05/15/2025	375,000	366,615
3.70%, 05/15/2029	320,000	294,018
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	$ 1,000,000	$ 781,269
Willis North America, Inc.
3.60%, 05/15/2024	395,000	394,652
4.50%, 09/15/2028	430,000	410,596
		7,936,823
Internet — 0.1%
Amazon.com, Inc.
2.80%, 08/22/2024	245,000	242,935
3.88%, 08/22/2037	385,000	331,139
Weibo Corp.
3.50%, 07/05/2024	430,000	427,640
		1,001,714
Iron/Steel — 0.1%
Nucor Corp.
2.70%, 06/01/2030	310,000	269,522
3.95%, 05/01/2028	555,000	527,804
		797,326
Leisure Time — 0.2%
Carnival Corp.
6.00%, 05/01/2029*	625,000	605,652
Carnival Holdings Bermuda, Ltd.
10.38%, 05/01/2028*	585,000	634,296
Life Time, Inc.
5.75%, 01/15/2026*	504,000	498,520
NCL Corp., Ltd.
8.38%, 02/01/2028*	590,000	615,275
		2,353,743
Lodging — 0.1%
Marriott International, Inc.
4.65%, 12/01/2028	860,000	830,639
Machinery-Diversified — 0.1%
GrafTech Finance, Inc.
4.63%, 12/15/2028*	325,000	209,298
GrafTech Global Enterprises, Inc.
9.88%, 12/15/2028*	338,000	254,112
John Deere Capital Corp.
4.50%, 01/08/2027	805,000	792,013
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	384,080
		1,639,503
Media — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 05/01/2032	835,000	641,127
Charter Communications Operating LLC/Charter Communications Operating Capital
6.15%, 11/10/2026	545,000	546,341
Cox Communications, Inc.
2.95%, 10/01/2050*	920,000	530,162
DISH Network Corp.
11.75%, 11/15/2027*	595,000	599,782
Thomson Reuters Corp.
3.35%, 05/15/2026	30,000	28,685
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	436,319
		2,782,416

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Metal Fabricate/Hardware — 0.0%
Vallourec SACA
7.50%, 04/15/2032*	$ 200,000	$ 201,636
Mining — 0.1%
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	174,237
ERO Copper Corp.
6.50%, 02/15/2030*	725,000	686,292
First Quantum Minerals, Ltd.
6.88%, 10/15/2027*	645,000	620,413
		1,480,942
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	870,000	578,272
Oil & Gas — 0.6%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
8.25%, 12/31/2028*	495,000	505,081
Civitas Resources, Inc.
8.75%, 07/01/2031*	875,000	928,149
Comstock Resources, Inc.
6.75%, 03/01/2029*	695,000	661,718
Coterra Energy, Inc.
4.38%, 03/15/2029	965,000	909,255
CVR Energy, Inc.
8.50%, 01/15/2029*	715,000	716,764
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/2028*	360,000	364,425
8.75%, 05/01/2031*	270,000	274,929
Hess Corp.
4.30%, 04/01/2027	185,000	179,025
Matador Resources Co.
6.50%, 04/15/2032*	641,000	635,288
PBF Holding Co. LLC / PBF Finance Corp.
7.88%, 09/15/2030*	665,000	683,942
Permian Resources Operating LLC
7.00%, 01/15/2032*	630,000	642,231
Pioneer Natural Resources Co.
1.13%, 01/15/2026	235,000	218,191
5.10%, 03/29/2026	155,000	153,862
Shell International Finance BV
3.25%, 05/11/2025	250,000	244,506
4.38%, 05/11/2045	40,000	33,538
Sunoco LP
7.00%, 05/01/2029*	520,000	528,105
Sunoco LP/Sunoco Finance Corp.
4.50%, 04/30/2030	230,000	206,966
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	96,014
3.70%, 03/15/2028*	470,000	435,623
4.50%, 03/04/2029*	475,000	450,615
		8,868,227
Oil & Gas Services — 0.1%
Kodiak Gas Services LLC
7.25%, 02/15/2029*	325,000	327,344
Weatherford International, Ltd.
8.63%, 04/30/2030*	606,000	629,264
		956,608
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
Sealed Air Corp./Sealed Air Corp. US
7.25%, 02/15/2031*	$ 609,000	$ 619,979
Trivium Packaging Finance BV
8.50%, 08/15/2027*	670,000	663,476
		1,283,455
Pharmaceuticals — 0.4%
AbbVie, Inc.
2.95%, 11/21/2026	570,000	538,209
3.20%, 05/14/2026	100,000	95,902
4.50%, 05/14/2035	50,000	46,154
4.70%, 05/14/2045	540,000	477,970
4.80%, 03/15/2029	380,000	373,075
Becton Dickinson & Co.
2.82%, 05/20/2030	465,000	400,736
3.70%, 06/06/2027	414,000	393,094
Bristol-Myers Squibb Co.
4.25%, 10/26/2049	300,000	239,826
5.10%, 02/22/2031	150,000	147,584
Cardinal Health, Inc.
3.41%, 06/15/2027	475,000	446,553
3.75%, 09/15/2025	305,000	296,920
CVS Health Corp.
1.88%, 02/28/2031	280,000	221,862
5.05%, 03/25/2048	565,000	481,942
Endo Finance Holdings, Inc.
8.50%, 04/15/2031*	230,000	233,695
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	275,000	161,535
12.25%, 04/15/2029*	322,000	307,559
Perrigo Finance Unlimited Co.
4.65%, 06/15/2030	815,000	746,807
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	415,000	343,099
		5,952,522
Pipelines — 0.6%
Boardwalk Pipelines LP
4.45%, 07/15/2027	85,000	82,112
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	156,262
3.70%, 01/15/2039*	155,000	122,129
Enbridge, Inc.
4.25%, 12/01/2026	115,000	111,474
5.63%, 04/05/2034	230,000	225,028
8.25%, 01/15/2084	1,080,000	1,105,382
Energy Transfer LP
3.75%, 05/15/2030	235,000	211,998
5.25%, 04/15/2029	385,000	378,976
6.50%, 11/15/2026(3)	700,000	679,243
6.75%, 05/15/2025(3)	105,000	102,478
8.00%, 05/15/2054	702,000	722,918
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	850,354
EQM Midstream Partners LP
4.50%, 01/15/2029*	340,000	314,578
Harvest Midstream I LP
7.50%, 09/01/2028*	360,000	360,986
Howard Midstream Energy Partners LLC
6.75%, 01/15/2027*	665,000	656,076
Kinetik Holdings LP
6.63%, 12/15/2028*	610,000	612,937

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	$ 617,000	$ 626,823
ONEOK, Inc.
4.25%, 09/15/2046	45,000	34,076
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	581,321
4.50%, 05/15/2030	185,000	173,690
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	175,598
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
7.38%, 02/15/2029*	570,000	570,625
TransCanada PipeLines, Ltd.
4.88%, 01/15/2026	15,000	14,809
Williams Cos., Inc.
5.10%, 09/15/2045	405,000	356,548
		9,226,421
Real Estate — 0.0%
CBRE Services, Inc.
5.50%, 04/01/2029	170,000	167,909
REITS — 0.6%
Alexandria Real Estate Equities, Inc.
3.45%, 04/30/2025	1,035,000	1,011,058
3.95%, 01/15/2027	45,000	43,058
3.95%, 01/15/2028	350,000	330,520
American Tower Corp.
1.45%, 09/15/2026	910,000	827,002
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	265,193
4.13%, 06/15/2026	115,000	110,957
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	750,000	666,092
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	289,500
3.70%, 06/15/2026	150,000	144,011
4.45%, 02/15/2026	350,000	342,259
4.75%, 05/15/2047	145,000	118,997
Essex Portfolio LP
2.65%, 03/15/2032	220,000	176,689
3.38%, 04/15/2026	635,000	607,350
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	173,165
Kilroy Realty LP
3.45%, 12/15/2024	350,000	344,305
4.38%, 10/01/2025	15,000	14,618
Kimco Realty Corp.
3.30%, 02/01/2025	265,000	260,092
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	311,493
Realty Income Corp.
3.10%, 12/15/2029	540,000	479,242
3.95%, 08/15/2027	345,000	329,623
Regency Centers LP
3.60%, 02/01/2027	140,000	133,650
SBA Tower Trust
2.84%, 01/15/2050*	345,000	337,297
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	819,931
Security Description	Shares or Principal Amount	Value

REITS (continued)
Ventas Realty LP
3.25%, 10/15/2026	$ 270,000	$ 253,789
		8,389,891
Retail — 0.4%
AutoZone, Inc.
3.13%, 04/21/2026	50,000	47,802
5.05%, 07/15/2026	1,050,000	1,042,338
Carvana Co.
12.00%, 12/01/2028*(4)	81,209	79,541
13.00%, 06/01/2030*(4)	121,810	120,854
14.00%, 06/01/2031*(4)	145,737	146,088
eG Global Finance PLC
12.00%, 11/30/2028*	605,000	624,540
FirstCash, Inc.
6.88%, 03/01/2032*	641,000	632,898
LSF9 Atlantis Holdings LLC/Victra Finance Corp.
7.75%, 02/15/2026*	800,000	784,239
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	406,010
5.75%, 11/20/2026	160,000	160,986
Staples, Inc.
7.50%, 04/15/2026*	335,000	322,979
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	197,720
White Cap Parent LLC
8.25%, 03/15/2026*(4)	840,000	840,324
		5,406,319
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/2026*	875,000	794,429
Semiconductors — 0.0%
Microchip Technology, Inc.
5.05%, 03/15/2029	240,000	235,884
Micron Technology, Inc.
4.19%, 02/15/2027	275,000	265,494
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	107,503
		608,881
Software — 0.2%
Autodesk, Inc.
2.40%, 12/15/2031	825,000	666,137
Fiserv, Inc.
5.45%, 03/15/2034	620,000	605,993
Microsoft Corp.
2.92%, 03/17/2052	150,000	98,866
Open Text Corp.
6.90%, 12/01/2027*	360,000	367,587
Roper Technologies, Inc.
2.95%, 09/15/2029	180,000	158,569
3.80%, 12/15/2026	745,000	715,721
VMware LLC
1.40%, 08/15/2026	920,000	836,629
		3,449,502
Telecommunications — 0.4%
America Movil SAB de CV
2.88%, 05/07/2030	850,000	731,863
AT&T, Inc.
2.25%, 02/01/2032	470,000	371,207
3.50%, 06/01/2041	1,735,000	1,286,501

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
4.35%, 03/01/2029	$ 345,000	$ 329,182
Level 3 Financing, Inc.
10.50%, 04/15/2029*	615,000	613,740
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	234,698
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	736,933
Telesat Canada/Telesat LLC
6.50%, 10/15/2027*	555,000	161,389
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	654,529
2.65%, 11/20/2040	710,000	474,396
ViaSat, Inc.
6.50%, 07/15/2028*	760,000	580,952
		6,175,390
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
3.00%, 11/19/2024	485,000	477,391
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	269,776
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	378,855
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	209,784
3.50%, 05/01/2050	365,000	255,104
4.70%, 05/01/2048	255,000	214,468
		1,327,987
Trucking & Leasing — 0.1%
GATX Corp.
3.25%, 09/15/2026	375,000	355,125
3.50%, 03/15/2028	605,000	561,618
		916,743
Total Corporate Bonds & Notes (cost $174,184,540)		160,812,490
LOANS(5)(6)(7) — 0.7%
Airlines — 0.0%
Mileage Plus Holdings LLC FRS
BTL-B 10.73%, (TSFR3M+4.50%), 06/21/2027	552,215	566,174
Beverages — 0.0%
Naked Juice LLC FRS
2nd Lien 11.40%, (TSFR3M+6.00%), 01/24/2030	750,000	603,750
Commercial Paper — 0.1%
WestJet Loyalty LP FRS
BTL-B 9.05%, (TSFR1M+3.75%), 02/14/2031	745,000	745,532
Commercial Services — 0.1%
KNS Midco Corp. FRS
BTL 11.68%, (TSFR1M+ 6.25%), 04/21/2027	535,227	459,760
Vestis Corp. FRS
BTL 7.58%, (TSFR1M+2.25%), 02/22/2031	625,000	625,261
		1,085,021
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.1%
Journey Personal Care Corp. FRS
BTL-B 9.68%, (TSFR1M+4.25%), 03/01/2028	$ 763,412	$ 757,687
Diversified Financial Services — 0.0%
Osaic Holdings, Inc. FRS
BTL-B3 9.32%, (SOFR+4.00%), 08/17/2028	153,294	153,951
BTL-B 9.82%, (TSFR1M+4.50%), 08/17/2028	174,563	175,514
		329,465
Entertainment — 0.1%
Caesars Entertainment, Inc. FRS
BTL-B1 8.07%, (SOFR+ 2.75%), 02/06/2031	815,000	815,170
Healthcare-Services — 0.1%
Surgery Center Holdings, Inc. FRS
BTL 8.82%, (TSFR1M+3.50%), 12/19/2030	635,000	638,392
Internet — 0.0%
Magnite, Inc. FRS
BTL-B 9.70%, (SOFR+4.50%), 02/06/2031	635,000	636,852
Leisure Time — 0.0%
Life Time Fitness, Inc. FRS
BTL-B 9.57%, (SOFR+ 10.00%), 01/15/2026	170,000	170,637
Pharmaceuticals — 0.0%
Endo Luxembourg Finance Co., I S.A.R.L. FRS
BTL 9.83%, (SOFR+4.00%), 04/09/2031	310,000	308,934
Pipelines — 0.0%
GIP III Stetson I LP FRS
BTL-B 9.67%, (TSFR1M+4.35%), 10/31/2028	560,938	562,340
Retail — 0.1%
Staples, Inc. FRS
BTL-B1 10.44%, (3 ML+5.00%), 04/16/2026	377,691	373,205
Victra Holdings LLC FRS
BTL 11.83%, (SOFR+ 6.50%), 03/29/2029	396,298	399,436
		772,641
Software — 0.1%
Applied Systems, Inc. FRS
1st Lien 8.81%, (TSFR1M+3.50%), 02/24/2031	655,000	659,298
Open Text Corp. FRS
BTL-B 8.17%, (TSFR1M+2.75%), 01/31/2030	264,491	265,193
UKG, Inc. FRS
BTL-B 8.81%, (TSFR1M+2.25%), 02/10/2031	655,000	657,803
		1,582,294
Total Loans (cost $9,703,004)		9,574,889

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 0.8%
Auto Loan Receivables — 0.3%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C 1.59%, 10/20/2025	$ 31,526	$ 31,460
Avis Budget Rental Car Funding AESOP LLC
Series 2019-2A, Class B 3.55%, 09/22/2025*	354,167	352,206
Bayview Opportunity Master Fund LLC FRS
Series 2024-CAR1, Class A 6.43%, (SOFR30A+1.10%), 12/26/2031*	241,413	242,113
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	59,134
Series 2023-3, Class A3 5.28%, 05/15/2028	200,000	199,106
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	143,480
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	474,595
Series 2024-N1, Class A3 5.60%, 03/10/2028*	150,000	149,311
Series 2024-N1, Class B 5.63%, 05/10/2030*	185,000	183,864
Enterprise Fleet Financing LLC
Series 2023-2, Class A2 5.56%, 04/22/2030*	864,413	862,714
Ford Credit Auto Owner Trust
Series 2020-2, Class C 1.74%, 04/15/2033*	520,000	487,320
Series 2023-1, Class A 4.85%, 08/15/2035*	155,000	151,541
Santander Bank Auto Credit-Linked Notes
Series 2022-C, Class B 6.45%, 12/15/2032*	230,216	230,705
SBNA Auto Lease Trust
Series 2024-A, Class A4 5.24%, 01/22/2029*	135,000	134,048
Series 2024-A, Class A3 5.39%, 11/20/2026*	140,000	139,464
US Bank NA
Series 2023-1, Class B 6.79%, 08/25/2032*	203,682	204,297
		4,045,358
Finance - Credit Card — 0.0%
Synchrony Card Funding LLC
Series 2023-A1, Class A 5.54%, 07/15/2029	180,000	180,001
Other Asset Backed Securities — 0.5%
CIFC Funding, Ltd. FRS
Series 2021-3A, Class A 6.73%, (TSFR3M+1.40%), 07/15/2036*	405,000	405,900
Dell Equipment Finance Trust
Series 2024-1, Class A3 5.39%, 03/22/2030*	145,000	144,315
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	152,223	152,581
Series 2023-A, Class B 6.53%, 02/25/2038*	118,669	118,885
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR 6.82%, (TSFR3M+1.50%), 01/17/2037*	375,000	376,376
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	$ 505,000	$ 496,345
Invesco US CLO, Ltd. FRS
Series 2023-1A, Class AR 6.86%, (TSFR3M+1.57%), 04/22/2037*	415,000	416,660
KKR CLO 43, Ltd. FRS
Series 2022-43A, Class A1R 7.08%, (TSFR3M+1.75%), 01/15/2036*	330,000	332,463
MidOcean Credit CLO XI, Ltd. FRS
Series 2022-11A, Class A1R 7.06%, (TSFR3M+1.73%), 10/18/2033*	370,000	370,994
MVW LLC
Series 2019-2A, Class A 2.22%, 10/20/2038*	59,374	56,310
Series 2023-2A, Class A 6.18%, 11/20/2040*	124,403	125,881
Series 2023-2A, Class B 6.33%, 11/20/2040*	99,162	100,091
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	229,587	221,086
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	537,543	483,378
Octane Receivables Trust 2024-1
Series 2024-1A, Class A2 5.68%, 05/20/2030*	215,000	214,424
Palmer Square CLO 2020-3, Ltd. FRS
Series 2020-3A, Class A1R2 6.96%, (TSFR3M+1.65%), 11/15/2036*	425,000	428,922
Palmer Square CLO, Ltd. FRS
Series 2021-2A, Class A 6.74%, (TSFR3M+1.41%), 07/15/2034*	490,000	490,617
Post Road Equipment Finance 2024-1 LLC
Series 2024-1A, Class A2 5.59%, 11/15/2029*	105,000	104,543
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	525,000	520,505
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	461,473	402,097
Signal Peak CLO 5, Ltd. FRS
Series 2018-5A, Class A1R 6.88%, (TSFR3M+1.55%), 04/25/2037*	680,000	681,185
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	470,934	410,893
Verdant Receivables LLC
Series 2023-1A, Class A2 6.24%, 01/13/2031*	105,398	105,226
		7,159,677
Total Asset Backed Securities (cost $11,576,755)		11,385,036
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.0%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust
Series 2023-3, Class A1 4.80%, 09/26/2067*(8)	872,992	839,475

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(9)	$ 264,634	$ 220,077
Series 2021-2, Class A1 0.99%, 04/25/2066*(9)	257,876	210,102
Series 2021-1, Class A2 1.12%, 01/25/2066*(9)	84,903	70,821
Series 2020-6, Class A2 1.52%, 05/25/2065*(9)	79,546	70,155
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(9)	266,160	229,019
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(9)	721,871	735,837
BFLD Trust FRS
Series 2019-DPLO, Class C 6.98%, (TSFR1M+1.65%), 10/15/2034*	650,000	648,578
BIG Commercial Mtg. Trust FRS
Series 2022-BIG, Class A 6.66%, (TSFR1M+1.34%), 02/15/2039*	1,006,508	994,555
BMO Mtg. Trust
Series 2024-5C4, Class A3 6.53%, 05/15/2057	680,000	700,544
BWAY Mtg. Trust
Series 2022-26BW, Class A 3.40%, 02/10/2044*	595,000	447,374
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	565,782
Cantor Commercial Real Estate Lending VRS
Series 2019-CF1, Class 65A 4.41%, 05/15/2052*(9)	280,000	179,363
CD Mtg. Trust VRS
Series 2016-CD2, Class A4 3.53%, 11/10/2049(9)	520,000	480,656
Series 2017-CD3, Class B 3.98%, 02/10/2050(9)	345,000	233,598
Chase Home Lending Mtg. Trust VRS
Series 2023-RPL1, Class A1 3.50%, 06/25/2062*(9)	871,193	766,156
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	250,000	237,755
Series 2015-GC33, Class A4 3.78%, 09/10/2058	50,000	48,137
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(9)	276,982	226,882
COLT Mtg. Loan Trust VRS
Series 2020-3, Class A1 1.51%, 04/27/2065*(9)	25,362	23,905
Series 2022-3, Class A1 3.90%, 02/25/2067*(9)	505,934	468,014
COMM Mtg. Trust
Series 2017-PANW, Class A 3.24%, 10/10/2029*	645,000	593,529
Series 2015-CR26, Class A4 3.63%, 10/10/2048	345,000	333,344
Series 2015-CR24, Class A5 3.70%, 08/10/2048	250,000	242,860
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2015-PC1, Class A5 3.90%, 07/10/2050	$ 165,000	$ 161,707
CSAIL Commercial Mtg. Trust
Series 2016-C6, Class A5 3.09%, 01/15/2049	245,000	230,815
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(9)	152,041	119,654
Series 2019-2, Class A3 3.05%, 11/25/2059*(9)	48,198	44,868
FIVE Mtg. Trust VRS
Series 2023-V1, Class A3 5.67%, 02/10/2056(9)	540,000	536,414
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(9)	21,371	18,574
GS Mtg. Securities Trust
Series 2015-GC32, Class A4 3.76%, 07/10/2048	25,000	24,322
GS Mtg. Securities Trust VRS
Series 2020-INV1, Class A14 2.92%, 10/25/2050*(9)	184,637	149,246
Series 2018-GS9, Class A4 3.99%, 03/10/2051(9)	275,000	251,655
J.P. Morgan Chase Commercial Mtg. Securities Trust
Series 2022-OPO, Class B 3.38%, 01/05/2039*	240,000	197,887
JPMorgan Mtg. Trust FRS
Series 2020-INV1, Class A11 6.00%, (TSFR1M+0.94%), 08/25/2050*	39,499	37,369
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(9)	238,676	196,614
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(9)	78,809	68,581
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(9)	65,831	56,272
MHC Commercial Mtg. Trust FRS
Series 2021-MHC, Class B 6.54%, (TSFR1M+1.21%), 04/15/2038*	876,626	871,599
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS 4.07%, 12/15/2047	410,000	387,587
Morgan Stanley Residential Mtg. Loan Trust
Series 2023-NQM1, Class A2 7.53%, 09/25/2068*(8)	146,540	148,667
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(9)	498,235	394,949
OBX Trust
Series 2023-NQM9, Class A2 7.51%, 10/25/2063*(8)	91,598	92,508
OBX Trust FRS
Series 2020-EXP1, Class 2A2 6.38%, (TSFR1M+1.06%), 02/25/2060*	27,504	25,088
Series 2019-EXP3, Class 2A2 6.53%, (TSFR1M+1.21%), 10/25/2059*	18,112	17,992
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(9)	145,258	119,324
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(9)	46,026	40,211

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(9)	$ 118,215	$ 101,954
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.19%, 12/25/2049*(9)	624,832	502,724
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(9)	548,722	470,386
SCG Mtg. Trust FRS
Series 2023-NASH, Class A 7.71%, (TSFR1M+2.39%), 12/15/2040*	385,000	386,925
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class A 6.69%, (TSFR1M+1.39%), 05/15/2039*	570,000	569,543
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(9)	45,209	40,760
SFO Commercial Mtg. Trust FRS
Series 2021-555, Class B 6.94%, (TSFR1M+1.61%), 05/15/2038*	460,000	434,566
SG Residential Mtg. Trust VRS
Series 2019-3, Class A1 2.70%, 09/25/2059*(9)	4,619	4,528
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(9)	79,081	72,507
Series 2019-INV1, Class A3 2.92%, 09/27/2049*(9)	190,124	182,736
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(9)	232,993	222,156
Series 2017-3, Class A1 2.75%, 07/25/2057*(9)	22,336	21,951
Series 2018-1, Class A1 3.00%, 01/25/2058*(9)	29,593	28,733
Series 2024-1, Class A1 4.21%, 03/25/2064*(9)	734,780	725,629
Verus Securitization Trust
Series 2019-4, Class A1 3.64%, 11/25/2059*(8)	66,560	64,265
Series 2023-INV1, Class A1 6.00%, 02/25/2068*(8)	110,694	109,850
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(9)	123,680	106,854
Series 2021-7, Class A1 1.83%, 10/25/2066*(9)	372,878	318,640
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(8)	451,438	448,658
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 6.13%, 03/15/2040*(9)	155,000	153,067
Worldwide Plaza Trust
Series 2017-WWP, Class A 3.53%, 11/10/2036*	519,461	375,161
		19,100,014
U.S. Government Agency — 0.7%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K057, Class A1 2.21%, 06/25/2025	38,776	38,098
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K068, Class A1 2.95%, 02/25/2027	$ 153,642	$ 148,443
Series K753, Class A2 4.40%, 10/25/2030	1,890,000	1,810,530
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(9)	3,380,000	2,791,495
Series K-150, Class A2 3.71%, 09/25/2032(9)	1,460,000	1,317,571
Series K-156, Class A2 4.43%, 02/25/2033(9)	1,155,000	1,096,819
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 5.94%, (SOFR30A+0.61%), 10/15/2046	22,061	21,583
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2021-DNA7, Class M1 6.18%, (SOFR30A+0.85%), 11/25/2041*	334,748	334,747
Series 2024-HQA1, Class A1 6.58%, (SOFR30A+1.25%), 03/25/2044*	702,863	702,951
Series 2021-DNA3, Class M2 7.43%, (SOFR30A+2.10%), 10/25/2033*	250,000	255,392
Federal National Mtg. Assoc. Connecticut Avenue Securities Trust FRS
Series 2023-R04, Class 1M1 7.63%, (SOFR30A+2.30%), 05/25/2043*	682,369	698,925
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	16,970	15,103
Government National Mtg. Assoc. REMIC
Series 2022-63, Class LM 3.50%, 10/20/2050	300,000	237,900
		9,469,557
Total Collateralized Mortgage Obligations (cost $30,780,219)		28,569,571
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 15.1%
U.S. Government — 8.1%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	588,789
1.38%, 08/15/2050	1,280,000	624,550
1.75%, 08/15/2041	745,000	473,046
1.88%, 02/15/2051	2,575,000	1,437,574
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,679,762
2.25%, 02/15/2052	1,580,000	963,491
2.38%, 05/15/2051	350,000	220,801
2.50%, 02/15/2046	1,545,000	1,047,522
2.88%, 11/15/2046	1,875,000	1,356,226
3.00%, 11/15/2045 to 08/15/2048	8,815,000	6,484,735
3.13%, 11/15/2041 to 02/15/2043	3,560,000	2,809,922
3.63%, 02/15/2053 to 05/15/2053	3,135,000	2,562,171
3.88%, 02/15/2043 to 05/15/2043	1,775,000	1,548,741
4.00%, 11/15/2052	1,445,000	1,266,181
4.25%, 02/15/2054	970,000	888,005
4.50%, 05/15/2038 to 02/15/2044	5,085,000	4,959,628
4.75%, 02/15/2037 to 11/15/2053	2,540,000	2,516,843
United States Treasury Bonds TIPS
0.75%, 02/15/2042(10)	283,129	214,545
1.50%, 02/15/2053(10)	13,256	10,732
2.13%, 02/15/2054(10)	368,893	346,276
United States Treasury Notes
0.63%, 05/15/2030 to 08/15/2030	3,500,000	2,745,762

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
0.75%, 01/31/2028	$ 1,635,000	$ 1,409,229
0.88%, 06/30/2026(11)	14,520,000	13,304,517
1.25%, 08/15/2031	1,535,000	1,212,470
1.88%, 02/28/2027 to 02/15/2032	3,200,000	2,893,439
2.75%, 07/31/2027	7,385,000	6,922,284
2.88%, 05/15/2032	1,920,000	1,687,050
3.38%, 05/15/2033	1,160,000	1,048,350
3.63%, 05/31/2028	7,160,000	6,854,861
3.75%, 12/31/2028	1,130,000	1,083,299
4.00%, 02/29/2028 to 02/15/2034	16,485,000	15,930,154
4.13%, 09/30/2027 to 11/15/2032	11,535,000	11,249,698
4.25%, 02/28/2029	4,750,000	4,653,145
4.38%, 11/30/2028	2,505,000	2,467,034
4.50%, 11/15/2033(11)	2,435,000	2,399,236
United States Treasury Notes TIPS
0.13%, 10/15/2025 to 04/15/2027(10)	2,815,601	2,675,312
0.38%, 01/15/2027 to 07/15/2027(10)	334,234	316,009
0.63%, 01/15/2026 to 07/15/2032(10)	132,969	128,486
1.25%, 04/15/2028(10)	34,859	33,376
1.75%, 01/15/2034(10)	893,470	852,595
2.13%, 04/15/2029(10)	260,845	258,881
2.38%, 10/15/2028(10)	2,129,141	2,141,250
		117,265,977
U.S. Government Agency — 7.0%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	6,919,670	5,332,604
2.50%, 03/01/2042 to 05/01/2052	7,838,445	6,268,561
3.00%, 11/01/2034 to 09/01/2052	3,156,319	2,634,646
3.50%, 06/01/2033 to 03/01/2048	447,438	397,770
4.00%, 09/01/2045 to 04/01/2050	963,285	869,437
5.00%, 12/01/2041 to 05/01/2053	349,224	333,608
5.50%, 08/01/2053 to 02/01/2054	935,276	910,327
6.50%, 01/01/2054	123,089	124,225
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	2,407,869	1,986,395
2.00%, 05/01/2036 to 03/01/2052	20,526,133	16,032,117
2.50%, 11/01/2031 to 04/01/2052	10,775,606	8,784,390
3.00%, 01/01/2031 to 07/01/2050	8,551,808	7,392,776
3.50%, 11/01/2032 to 01/01/2052	6,199,992	5,509,006
4.00%, 12/01/2040 to 09/01/2052	3,667,159	3,340,491
4.50%, 07/01/2040 to 07/01/2053	4,471,960	4,160,058
5.00%, 10/01/2033 to 07/01/2053	1,710,849	1,643,663
5.50%, 10/01/2035 to 02/01/2054	3,588,533	3,515,152
6.00%, 09/01/2037 to 01/01/2054	3,394,883	3,383,544
6.50%, 11/01/2053 to 01/01/2054	829,804	838,803
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	248,952	208,209
2.00%, 01/20/2051 to 03/20/2052	5,793,073	4,563,509
2.50%, 08/20/2050 to 01/20/2052	5,756,117	4,723,665
2.50%, May 30 TBA	385,000	315,580
3.00%, 11/15/2042 to 06/20/2052	4,519,932	3,860,995
3.50%, 08/20/2042 to 01/20/2049	2,009,426	1,800,697
4.00%, 09/20/2045 to 10/20/2052	2,817,241	2,568,991
4.50%, 04/20/2041 to 04/20/2053	1,942,106	1,823,772
5.00%, 08/20/2042 to 06/20/2049	924,757	899,638
5.50%, 03/20/2048 to 03/20/2049	266,106	265,918
5.50%, May 30 TBA	390,000	382,326
6.00%, June 30 TBA	650,000	648,591
6.50%, June 30 TBA	520,000	525,189
Uniform Mtg. Backed Securities
2.50%, May 30 TBA	540,000	427,170
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.50%, May 30 TBA	$ 1,745,000	$ 1,503,909
5.00%, May 30 TBA	1,995,000	1,890,278
6.00%, May 30 TBA	260,000	257,583
6.50%, May 30 TBA	245,000	246,848
		100,370,441
Total U.S. Government & Agency Obligations (cost $247,601,792)		217,636,418
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	521,193
4.50%, 01/24/2034	420,000	401,208
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	766,609
Province of Manitoba Canada
3.05%, 05/14/2024	150,000	149,877
4.30%, 07/27/2033	830,000	781,855
		2,620,742
Sovereign — 0.1%
Republic of Panama
3.30%, 01/19/2033	1,000,000	744,743
Republic of Poland
3.25%, 04/06/2026	110,000	105,930
State of Qatar
3.75%, 04/16/2030*	200,000	186,643
United Mexican States
2.66%, 05/24/2031	1,039,000	842,345
3.50%, 02/12/2034	775,000	620,486
		2,500,147
Total Foreign Government Obligations (cost $5,869,918)		5,120,889
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Revenue Bonds
6.91%, 10/01/2050	600,000	680,592
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	300,000	336,323
Chicago Transit Authority Revenue Bonds
6.90%, 12/01/2040	470,595	513,035
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	772,642
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	308,430
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	622,178
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	269,507
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	374,213
Miami Dade Co. Water & Sewer System Revenue Bonds
3.49%, 10/01/2042	455,000	358,579

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057		$ 1,030,000	$ 1,112,996
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046		200,000	157,509
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040		300,000	334,099
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051		930,000	629,023
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034		285,000	250,015
State of California General Obligation Bonds
7.50%, 04/01/2034		300,000	341,979
7.63%, 03/01/2040		620,000	725,752
State of Wisconsin Revenue Bonds
3.95%, 05/01/2036		850,000	763,633
Texas A&M University Revenue Bonds
3.33%, 05/15/2039		1,100,000	892,176
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039		770,000	617,462
Total Municipal Securities (cost $12,046,083)			10,060,143
ESCROWS AND LITIGATION TRUSTS — 0.0%
Ant International Co., Ltd.†(1)(2) (cost $116,460)		116,460	117,462
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,925.00 Counterparty: Goldman Sachs International) (cost $5,253,995)		1,499	444,695
WARRANTS — 0.0%
Mining — 0.0%
Osisko Mining, Inc. Expires 02/22/2028†(2) (cost $3,803)	CAD	12,001	0
Total Long-Term Investment Securities (cost $1,186,505,208)			1,298,739,035
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 10.5%
Unaffiliated Investment Companies — 10.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(12) (cost $151,349,108)	$151,349,108	$ 151,349,108
TOTAL INVESTMENTS (cost $1,337,854,316)	100.4%	1,450,088,143
Other assets less liabilities	(0.4)	(5,719,551)
NET ASSETS	100.0%	$1,444,368,592
†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At April 30, 2024, the aggregate value of these securities was $101,846,413 representing 7.1% of net assets.
(1)	Securities classified as Level 3 (see Note 1).
(2)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2024, the Portfolio held the following restricted securities:
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC
	03/13/2020	13,940	$12,372
	03/18/2020	23,690	17,711
	06/09/2021	30,700	54,716
	06/10/2021	32,960	60,799
	06/22/2021	20,570	38,776
		121,860	184,374	$0	$0.00	0.0%
Canva, Inc.
	08/16/2021	35	59,645
	11/04/2021	62	105,695
	12/17/2021	23	39,196
		120	204,536	127,999	1,066.66	0.0
Farmer's Business Network, Inc.	11/03/2017	562	10,377	2,119	3.77	0.0
Gusto, Inc.	10/04/2021	2,300	66,213	35,374	15.38	0.0
MMC Norilsk Nickel PJSC
	04/23/2019	2,700	6,116
	11/05/2019	4,500	12,894
	01/28/2020	4,000	13,606
	03/13/2020	5,400	14,072
	03/18/2020	4,800	10,352
	08/12/2020	5,000	13,944
	01/13/2022	20,600	61,180
		47,000	132,164	0	0.00	0.0
Polyus PJSC
	03/27/2020	79	11,067
	04/03/2020	68	9,043
	06/09/2021	35	7,330

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
	06/10/2021	48	$9,989
	06/11/2021	43	9,073
	06/22/2021	155	31,068
		428	77,570	$0	$0.00	0.0%
Snowline Gold Corp.	04/19/2024	354	1,403	1,400	3.95	0.0
Convertible Preferred Stocks
Canva, Inc.
	11/04/2021	6	10,229
	12/17/2021	2	3,408
		8	13,637	8,533	1,066.66	0.0
Databricks, Inc. Series G	02/01/2021	1,206	71,302	88,641	73.50	0.0
Databricks, Inc. Series H	08/31/2021	2,613	192,014	192,055	73.50	0.0
Farmer's Business Network, Inc. Series D	11/03/2017	1	18	4	3.77	0.0
Gusto, Inc. Series E	07/13/2021	3,216	97,751	49,462	15.38	0.0
KoBold Metals Co. Series B-1	01/10/2022	3,900	106,903	286,104	73.36	0.1
Lilac Solutions, Inc. Series B	09/08/2021	4,155	54,547	56,045	13.49	0.0
Escrows and Litigation Trusts
Ant International Co., Ltd.	08/14/2023	116,460	116,460	117,462	1.01	0.0
Warrants
Osisko Mining, Inc. Expires 02/22/2028	02/06/2023	12,001	3,803	0	0.00	0.0
				$965,198		0.1%**
**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.
(3)	Perpetual maturity - maturity date reflects the next call date.
(4)	PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)	The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.
(7)	Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.
(8)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of April 30, 2024.
(9)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(10)	Principal amount of security is adjusted for inflation.
(11)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(12)	The rate shown is the 7-day yield as of April 30, 2024.
3 ML—3 Month USD LIBOR
ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BTL—Bank Term Loan
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
DAC—Designated Activity Company
FRS—Floating Rate Security
GDR—Global Depositary Receipt
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at April 30, 2024 and unless noted otherwise, the dates shown are the original maturity dates.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
403	Short	U.S. Treasury 10 Year Notes	June 2024	$44,502,529	$43,297,312	$1,205,217
181	Short	U.S. Treasury 2 Year Notes	June 2024	37,053,766	36,680,781	372,985
95	Short	U.S. Treasury 5 Year Notes	June 2024	10,155,102	9,950,508	204,594
145	Short	U.S. Treasury Long Bonds	June 2024	17,267,255	16,502,813	764,442
56	Short	U.S. Treasury Ultra Bonds	June 2024	7,110,913	6,695,500	415,413
						$2,962,651

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Futures Contracts — (continued)

Numberof Contracts	Type	Description	ExpirationMonth	NotionalBasis*	NotionalValue*	Unrealized (Depreciation)
707	Long	MSCI EAFE Index	June 2024	$ 82,850,176	$ 80,156,125	$(2,694,051)
822	Long	S&P 500 E-Mini Index	June 2024	213,871,854	208,253,701	(5,618,153)
						$(8,312,204)
		Net Unrealized Appreciation (Depreciation)				$(5,349,553)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$—	$1,687,764	$—	$1,687,764
Aerospace/Defense	11,651,745	4,007,879	—	15,659,624
Agriculture	1,006,721	1,152,102	2,119	2,160,942
Apparel	967,992	1,698,499	—	2,666,491
Auto Manufacturers	7,603,589	6,508,347	—	14,111,936
Auto Parts & Equipment	1,542,227	4,243,029	—	5,785,256
Banks	26,749,506	19,808,708	—	46,558,214
Beverages	6,914,058	4,271,044	—	11,185,102
Biotechnology	3,084,263	742,910	—	3,827,173
Building Materials	2,688,195	31,189	—	2,719,384
Chemicals	8,175,748	8,348,564	—	16,524,312
Commercial Services	6,703,452	5,395,998	35,374	12,134,824
Computer Graphics	—	—	127,999	127,999
Computers	29,092,697	2,818,104	—	31,910,801
Cosmetics/Personal Care	13,574,957	6,378,088	—	19,953,045
Distribution/Wholesale	1,255,032	4,788,560	—	6,043,592
Diversified Financial Services	25,818,755	1,976,122	—	27,794,877
Electric	12,432,102	5,616,738	—	18,048,840
Electrical Components & Equipment	1,803,954	2,043,101	—	3,847,055
Electronics	9,303,382	4,117,305	—	13,420,687
Engineering & Construction	—	1,202,624	—	1,202,624
Environmental Control	1,479,600	18,058	—	1,497,658
Food	2,175,068	8,286,736	—	10,461,804
Food Service	—	2,425,331	—	2,425,331
Gas	66,948	381,555	—	448,503
Healthcare-Products	19,653,533	6,696,354	—	26,349,887
Healthcare-Services	20,868,317	1,457,220	—	22,325,537
Home Builders	510,305	900,785	—	1,411,090
Home Furnishings	—	3,045,391	—	3,045,391
Insurance	26,491,409	17,359,598	—	43,851,007
Internet	74,229,113	2,443,672	—	76,672,785
Investment Companies	—	32,388	—	32,388
Iron/Steel	2,540,257	1,007,223	—	3,547,480
Lodging	2,011,984	136,940	—	2,148,924
Machinery-Construction & Mining	2,391,783	3,793,803	—	6,185,586
Machinery-Diversified	9,762,372	2,576,665	—	12,339,037
Metal Fabricate/Hardware	102,368	2,197,457	—	2,299,825
Mining	12,583,898	13,819,019	0	26,402,917
Miscellaneous Manufacturing	305,482	7,869,811	—	8,175,293
Oil & Gas	30,378,315	9,591,969	—	39,970,284
Packaging & Containers	796,523	1,343,996	—	2,140,519
Pharmaceuticals	38,235,662	16,484,310	—	54,719,972
Private Equity	2,404,500	522,460	—	2,926,960
Real Estate	241,819	3,993,117	—	4,234,936
REITS	24,078,824	3,956,062	—	28,034,886
Retail	23,717,723	6,136,775	—	29,854,498
Semiconductors	61,019,791	17,205,296	—	78,225,087

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Software	$64,383,629	$3,100,096	$—	$67,483,725
Telecommunications	6,340,978	6,072,129	—	12,413,107
Transportation	8,913,696	705,318	—	9,619,014
Other Industries	17,270,203	—	—	17,270,203
Preferred Stocks	—	452,422	—	452,422
Convertible Preferred Stocks	—	—	680,844	680,844
Corporate Bonds & Notes	—	160,812,490	—	160,812,490
Loans	—	9,574,889	—	9,574,889
Asset Backed Securities	—	11,385,036	—	11,385,036
Collateralized Mortgage Obligations	—	28,569,571	—	28,569,571
U.S. Government & Agency Obligations	—	217,636,418	—	217,636,418
Foreign Government Obligations	—	5,120,889	—	5,120,889
Municipal Securities	—	10,060,143	—	10,060,143
Escrows and Litigation Trusts	—	—	117,462	117,462
Purchased Options	—	444,695	—	444,695
Warrants	—	0	—	0
Short-Term Investments	151,349,108	—	—	151,349,108
Total Investments at Value	$774,671,583	$674,452,762	$963,798	$1,450,088,143
Other Financial Instruments:†
Futures Contracts	$2,962,651	$—	$—	$2,962,651
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,312,204	$—	$—	$8,312,204
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 83.6%
Domestic Equity Investment Companies — 50.9%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	8,094,408	$ 162,616,660
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	10,682,941	129,370,419
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	16,683,061	219,882,745
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,697,268	59,890,174
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,373,897	105,934,166
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,690,584	49,579,476
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	6,782,157	142,154,012
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,735,977	277,054,632
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	764,433	9,738,873
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	4,141,979	45,603,189
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	10,625,066	205,063,782
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,287,500	66,842,122
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	3,355,255	65,058,393
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	15,287,537	98,145,985
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	4,727,446	84,526,735
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,522,329	248,913,866
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	1,309,227	28,986,292
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	4,917,021	86,637,905
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,009,904	263,687,205
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	25,399,824	903,217,743
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,979,978	188,821,184
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	16,242,626	245,263,646
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,387,734	229,776,674
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,811,659	54,506,720
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,050,185	48,035,189
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1†	3,236,879	116,236,322
Total Domestic Equity Investment Companies (cost $3,674,786,745)		4,135,544,109
Domestic Fixed Income Investment Companies — 23.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	14,071,815	119,751,149
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	39,893,095	390,553,401
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	4,638,587	50,096,738
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,732,191	$ 211,861,078
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	9,003,270	83,010,146
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	8,971,387	87,650,446
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	65,116,983	515,726,509
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	8,132,266	42,369,108
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	30,346,838	387,529,116
Total Domestic Fixed Income Investment Companies (cost $2,168,356,207)		1,888,547,691
International Equity Investment Companies — 9.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	14,875,600	131,202,792
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,593,247	22,225,791
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	7,592,066	134,379,569
SunAmerica Series Trust SA International Index Portfolio, Class 1	5,367,665	70,101,701
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,226,456	25,134,093
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,000,513	143,300,499
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	12,135,375	117,227,721
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	3,217,280	44,173,261
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	5,441,129	64,586,206
Total International Equity Investment Companies (cost $687,370,701)		752,331,633
International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $27,370,101)	2,588,084	23,266,877
Total Affiliated Investment Companies (cost $6,557,883,754)		6,799,690,310
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.1%
U.S. Government — 13.1%
United States Treasury Notes
1.25%, 08/15/2031	$129,597,200	102,366,600
1.38%, 11/15/2031	134,014,300	106,007,405
1.88%, 02/15/2032(2)	64,251,700	52,515,725
2.75%, 08/15/2032	53,057,100	46,008,381
2.88%, 05/15/2032	218,158,900	191,690,091
3.38%, 05/15/2033	98,779,200	89,271,702
3.50%, 02/15/2033	109,188,300	99,851,848
3.88%, 08/15/2033	242,403,800	227,556,567
4.00%, 02/15/2034	46,195,600	43,741,459
4.13%, 11/15/2032(2)	69,476,300	66,708,104
4.50%, 11/15/2033	39,996,200	39,408,756
Total U.S. Government & Agency Obligations (cost $1,162,016,830)		1,065,126,638

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/20/2024; Strike Price: $4,625.00; Counterparty: UBS AG)	330,000	$ 17,907,858
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Bank of America N.A.)	90,000	6,425,282
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Goldman Sachs International)	360,000	25,701,129
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/15/2024; Strike Price: $4,250.00; Counterparty: Citibank, N.A.)	340,000	14,105,706
Total Purchased Options (cost $76,384,294)		64,139,975
Total Long-Term Investment Securities (cost $7,796,284,878)		7,928,956,923
SHORT-TERM INVESTMENTS — 3.3%
Unaffiliated Investment Companies — 3.3%
AllianceBernstein Government STIF Portfolio, Class AB 5.37%(3) (cost $267,019,568)	$267,019,568	267,019,568
TOTAL INVESTMENTS (cost $8,063,304,446)	100.8%	8,195,976,491
Other assets less liabilities	(0.8)	(65,546,153)
NET ASSETS	100.0%	$8,130,430,338
#	The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
6,100	Long	S&P 500 E-Mini Index	June 2024	$1,582,226,031	$1,545,435,000	$(36,791,031)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$6,799,690,310	$—	$—	$6,799,690,310
U.S. Government & Agency Obligations	—	1,065,126,638	—	1,065,126,638
Purchased Options	—	64,139,975	—	64,139,975
Short-Term Investments	267,019,568	—	—	267,019,568
Total Investments at Value	$7,066,709,878	$1,129,266,613	$—	$8,195,976,491
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$36,791,031	$—	$—	$36,791,031
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.2%
Domestic Equity Investment Companies — 58.8%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	5,455,960	$ 109,610,247
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,690,750	117,354,983
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	13,909,285	183,324,384
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1†	4,349,113	55,451,187
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,710,719	45,052,145
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	6,892,154	72,850,063
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,223,258	25,639,479
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,588,439	151,423,678
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,537,083	83,282,433
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	2,724,678	29,998,701
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	8,642,517	166,800,575
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,618,020	25,224,935
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	2,710,242	52,551,594
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	8,442,350	99,619,727
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1†	3,149,196	20,217,841
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1†	6,657,476	119,035,664
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	5,748,302	190,211,300
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	10,404,239	230,349,862
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1†	2,857,792	50,354,305
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,837,894	139,817,565
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	13,411,710	476,920,400
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	9,593,672	181,512,280
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	9,264,949	139,900,736
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,887,140	240,823,547
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,055,943	43,699,983
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,428,651	28,803,798
Total Domestic Equity Investment Companies (cost $3,018,968,027)		3,079,831,412
Domestic Fixed Income Investment Companies — 14.8%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	5,919,682	50,376,496
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	14,009,942	137,157,332
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,089,966	22,571,631
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,755,931	$ 87,719,575
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,844,999	44,670,887
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,571,270	44,661,310
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	27,221,981	215,598,092
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	4,259,490	22,191,942
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	11,751,707	150,069,304
Total Domestic Fixed Income Investment Companies (cost $885,144,678)		775,016,569
International Equity Investment Companies — 10.2%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	8,377,052	73,885,601
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,224,847	17,086,617
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	4,516,338	79,939,175
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,072,952	53,192,752
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	1,925,565	15,000,150
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,031,099	82,516,602
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	5,246,735	50,683,460
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,562,627	62,644,870
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	8,207,926	97,428,077
Total International Equity Investment Companies (cost $507,446,800)		532,377,304
International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1† (cost $26,545,197)	2,445,475	21,984,826
Total Affiliated Investment Companies (cost $4,438,104,702)		4,409,210,111
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.7%
U.S. Government — 12.7%
United States Treasury Notes
1.25%, 08/15/2031	$ 67,676,200	53,456,267
1.38%, 11/15/2031	91,046,800	72,019,441
1.88%, 02/15/2032(2)	52,081,700	42,568,652
2.75%, 08/15/2032	35,314,800	30,623,174
2.88%, 05/15/2032	135,690,600	119,227,515
3.38%, 05/15/2033	71,843,600	64,928,653
3.50%, 02/15/2033	46,395,400	42,428,231
3.88%, 08/15/2033	151,900,100	142,596,219
4.00%, 02/15/2034	27,426,400	25,969,372
4.13%, 11/15/2032(2)	45,981,000	44,148,945
4.50%, 11/15/2033	26,491,200	26,102,110
Total U.S. Government & Agency Obligations (cost $725,796,305)		664,068,579

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 09/20/2024; Strike Price: $4,625.00; Counterparty: UBS AG)	210,000	$ 11,395,909
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Bank of America N.A.)	70,000	4,997,442
Over the Counter put option on the S&P 500 Index (Expiration Date: 10/18/2024; Strike Price: $4,675.00; Counterparty: Goldman Sachs International)	230,000	16,420,166
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/15/2024; Strike Price: $4,250.00; Counterparty: Citibank, N.A.)	210,000	8,712,348
Over the Counter put option on the S&P 500 Index (Expiration Date: 11/15/2024; Strike Price: $4,250.00; Counterparty: Goldman Sachs International)	10,000	414,874
Total Purchased Options (cost $49,541,343)		41,940,739
Total Long-Term Investment Securities (cost $5,213,442,350)		5,115,219,429
SHORT-TERM INVESTMENTS — 3.0%
Unaffiliated Investment Companies — 3.0%
AllianceBernstein Government STIF Portfolio, Class AB 5.37%(3) (cost $158,410,143)	$158,410,143	158,410,143
TOTAL INVESTMENTS (cost $5,371,852,493)	100.7%	5,273,629,572
Other assets less liabilities	(0.7)	(35,648,280)
NET ASSETS	100.0%	$5,237,981,292
#	The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus.
†	Non-income producing security
(1)	See Note 2.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of April 30, 2024.
STIF—Short Term Investment Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
2,300	Long	S&P 500 E-Mini Index	June 2024	$591,304,405	$582,705,000	$(8,599,405)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$4,409,210,111	$—	$—	$4,409,210,111
U.S. Government & Agency Obligations	—	664,068,579	—	664,068,579
Purchased Options	—	41,940,739	—	41,940,739
Short-Term Investments	158,410,143	—	—	158,410,143
Total Investments at Value	$4,567,620,254	$706,009,318	$—	$5,273,629,572
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,599,405	$—	$—	$8,599,405
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 81.4%
Domestic Equity Investment Companies — 49.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,628,703	$200,156,695
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,258,569	32,297,535
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,789,743	21,226,348
Total Domestic Equity Investment Companies (cost $200,717,741)		253,680,578
Domestic Fixed Income Investment Companies — 23.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,199,604	57,160,351
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,338,183	61,924,042
Total Domestic Fixed Income Investment Companies (cost $131,836,060)		119,084,393
International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $41,471,418)	3,700,678	48,330,858
Total Affiliated Investment Companies (cost $374,025,219)		421,095,829
PURCHASED OPTIONS† — 0.0%
Purchased Options - Puts — 0.0%
Over the Counter put option on the S&P 500 Index (Expiration Date: 06/21/2024; Strike Price: $3,925.00; Counterparty: Goldman Sachs International) (Cost $2,085,490)	886	262,842
Total Long-Term Investment Securities (cost $376,110,709)		421,358,671
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 19.1%
Unaffiliated Investment Companies — 17.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.25%(2)	90,166,805	$ 90,166,805
T. Rowe Price Treasury Reserve Fund 5.35%(2)	1,142	1,142
		90,167,947
U.S. Government — 1.7%
United States Treasury Bills
5.11%, 05/09/2024(3)	240,000	239,718
5.12%, 05/09/2024(3)	6,500,000	6,492,371
5.16%, 05/09/2024(3)	1,770,000	1,767,923
		8,500,012
Total Short-Term Investments (cost $98,668,255)		98,667,959
TOTAL INVESTMENTS (cost $474,778,964)	100.5%	520,026,630
Other assets less liabilities	(0.5)	(2,747,419)
NET ASSETS	100.0%	$517,279,211
#	The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.corebridgefinancial.com/getprospectus
†	Non-income producing security
(1)	See Note 2.
(2)	The rate shown is the 7-day yield as of April 30, 2024.
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
85	Short	U.S. Treasury 10 Year Notes	June 2024	$ 9,385,075	$ 9,132,188	$252,887
69	Short	U.S. Treasury 2 Year Notes	June 2024	14,124,879	13,983,281	141,598
93	Short	U.S. Treasury 5 Year Notes	June 2024	9,939,246	9,741,024	198,222
27	Short	U.S. Treasury Long Bonds	June 2024	3,215,282	3,072,938	142,344
14	Short	U.S. Treasury Ultra Bonds	June 2024	1,777,724	1,673,875	103,849
						$838,900
						Unrealized (Depreciation)
97	Long	E-Mini Russell 2000 Index	June 2024	$ 10,209,356	$ 9,630,160	$ (579,196)
213	Long	MSCI EAFE Index	June 2024	24,960,293	24,148,875	(811,418)
461	Long	S&P 500 E-Mini Index	June 2024	119,944,954	116,794,350	(3,150,604)
52	Long	S&P Mid Cap 400 E-Mini Index	June 2024	15,546,004	14,961,440	(584,564)
						$(5,125,782)
		Net Unrealized Appreciation (Depreciation)				$(4,286,882)
*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — April 30, 2024— (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2024 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$421,095,829	$—	$—	$421,095,829
Purchased Options	—	262,842	—	262,842
Short-Term Investments:
U.S. Government	—	8,500,012	—	8,500,012
Other Short-Term Investments	90,167,947	—	—	90,167,947
Total Investments at Value	$511,263,776	$8,762,854	$—	$520,026,630
Other Financial Instruments:†
Futures Contracts	$838,900	$—	$—	$838,900
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$5,125,782	$—	$—	$5,125,782
*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited)

Note 1 — Security Valuation
    In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”), etc.)
Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
    Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
    The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
    The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2024, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.
    As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.
    Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from an independent pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.
    Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
    Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
    Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
    Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by occurence of developments or significant events are generally categorized as Level 3.  There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.
    The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee ("Valuation Designee") to preform the fair valuation determinations relating to any or all fund investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a policies and procedures and has established a pricing review committee to determine fair value of the designated portfolio holdings on its behalf.
Derivative Instruments:
    Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
    Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
    The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
    Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
    Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.
    Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.
    Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).
    Credit Default Swap Agreements: Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
    Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
    Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.
    Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a writedown, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.
    The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

    Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
    Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Equity Swap Agreements: Equity swaps are contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
    The counterparty to an equity swap will typically be a bank, investment banking firm or broker/dealer. Equity swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
    Therefore, the return to a Portfolio on any equity swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks).
    A Portfolio will generally enter into equity swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an equity swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
    Equity swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Interest Rate Swap Agreements: Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.
    Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
    Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.
    Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.
    The following table represents the Portfolio's objectives for using derivative instruments for the period ended April 30, 2024:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Foreign Forward Exchange Contracts	Options Contracts	Inflation Swap Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Equity Swap Contracts
SA BlackRock VCP Global Multi Asset	2, 5	7	6	-	-	-	4
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	-	4	-
SA International Index	5	-	-	-	-	-	-
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	-
SA PIMCO Global Bond Opportunities	2, 5	1, 7	2,5, 6, 7	-	2, 5, 7	3, 5, 6	-
SA PIMCO VCP Tactical Balanced	2, 5	7	2, 5, 6	-	2, 5	3, 5, 6	-
SA Putnam International Growth and Income	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	-	5	-
SA Small Cap Index	5	-	-	-	-	-	-
SA T. Rowe Price Asset Allocation Growth	2	-	5	-	-	3	-
SA T. Rowe Price VCP Balanced	2, 5	-	5	-	-	-	-
SA VCP Dynamic Allocation	6	-	6	-	-	-	-
SA VCP Dynamic Strategy	6	-	6	-	-	-	-
SA VCP Index Allocation	5	-	5	-	-	-	-

(1)	To manage foreign currency exchange rate risk.
(2)	To manage interest rate risk and the duration of the portfolio.
(3)	To manage credit risk.
(4)	To manage against or gain exposure to certain securities and/or sectors.
(5)	To manage exposures in certain securities markets.
(6)	To manage portfolio risk.
(7)	To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
Note 2 — Transactions with Affiliates
As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Series Trust, Anchor Series Trust and Seasons Series Trust and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. For the period ended April 30, 2024, transactions in these securities were as follows:
SA Blackrock Multi-Factor 70/30 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$—	$—	$14,085,429	$—	$—	$—	$(291,333)	$13,794,096
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,567,048	$177,163	$49,596	$8,141	$171,935	$2,874,691

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SA Fixed Income Index Portfolio, Class 1	$—	$—	$18,021,358	$807,851	$325,709	$(47,690)	$(449,117)	$18,006,693
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,000,464	833,573	342,241	(18,897)	(269,818)	19,203,081
SA International Index Portfolio, Class 1	—	—	23,607,388	625,701	1,606,671	194,049	452,464	23,272,931
SA Large Cap Index Portfolio, Class 1	—	—	24,327,249	1,236,847	1,007,286	302,636	715,762	25,575,208
SA Mid Cap Index Portfolio, Class 1	—	—	4,919,030	334,067	85,651	14,089	233,015	5,414,550
SA Small Cap Index Portfolio, Class 1	—	—	1,929,313	356,904	36,055	3,504	15,068	2,268,734
	$—	$—	$94,371,850	$4,372,106	$3,453,209	$455,832	$869,309	$96,615,888
SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,275,028	$415,469	$79,512	$1,054	$304,873	$4,916,912
SA Fixed Income Index Portfolio, Class 1	—	—	11,436,182	409,381	194,675	(28,298)	(284,563)	11,338,027
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	12,412,209	422,473	560,577	(28,247)	(155,126)	12,090,732
SA International Index Portfolio, Class 1	—	—	28,759,163	476,065	2,062,194	368,512	429,628	27,971,174
SA Large Cap Index Portfolio, Class 1	—	—	29,789,640	1,497,431	976,371	350,000	900,427	31,561,127
SA Mid Cap Index Portfolio, Class 1	—	—	5,968,145	182,375	99,362	22,656	279,150	6,352,964
SA Small Cap Index Portfolio, Class 1	—	—	3,903,453	356,187	67,557	808	56,706	4,249,597
	$—	$—	$96,543,820	$3,759,381	$4,040,248	$686,485	$1,531,095	$98,480,533

†	Includes reinvestment of distributions paid.
SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$15,048,441	$2,345,948	$237,199	$(11,510)	$1,119,283	$18,264,963
SA Fixed Income Index Portfolio, Class 1	—	—	16,018,988	733,620	1,221,837	(234,982)	(186,555)	15,109,234
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	19,356,079	782,810	1,269,278	(132,495)	(151,301)	18,585,815
SA International Index Portfolio, Class 1	—	—	131,075,400	2,300,227	6,709,658	1,555,240	2,101,012	130,322,221
SA Large Cap Index Portfolio, Class 1	—	—	121,770,979	3,184,021	1,649,568	627,711	4,512,314	128,445,457
SA Mid Cap Index Portfolio, Class 1	—	—	29,147,833	809,965	399,383	102,880	1,379,983	31,041,278
SA Small Cap Index Portfolio, Class 1	—	—	17,909,992	1,762,395	257,065	21,754	240,198	19,677,274
	$—	$—	$350,327,712	$11,918,986	$11,743,988	$1,928,598	$9,014,934	$361,446,242
SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$48,168,717	$1,642,536	$1,108,024	$(176,001)	$(1,140,481)	$47,386,747
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,814,749	1,664,943	1,164,208	(62,386)	(703,375)	50,549,723
SA International Index Portfolio, Class 1	—	—	23,444,700	212,865	533,748	90,211	555,702	23,769,730
SA Large Cap Index Portfolio, Class 1	—	—	109,143,419	891,794	4,639,342	1,719,519	2,915,827	110,031,217
SA Mid Cap Index Portfolio, Class 1	—	—	12,889,632	114,275	286,538	65,433	590,258	13,373,060
SA Small Cap Index Portfolio, Class 1	—	—	13,053,174	114,275	286,538	7,831	209,526	13,098,268
	$—	$—	$257,514,391	$4,640,688	$8,018,398	$1,644,607	$2,427,457	$258,208,745

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$45,298,697	$1,829,407	$1,875,863	$(291,670)	$(928,498)	$44,032,073
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,063,850	1,863,204	1,996,880	(86,860)	(658,284)	49,185,030
SA International Index Portfolio, Class 1	—	—	67,730,275	490,053	1,754,751	327,247	1,546,328	68,339,152
SA Large Cap Index Portfolio, Class 1	—	—	257,196,071	1,683,298	9,034,772	3,011,735	7,905,798	260,762,130
SA Mid Cap Index Portfolio, Class 1	—	—	48,848,375	1,341,347	1,222,275	294,526	2,236,544	51,498,517
SA Small Cap Index Portfolio, Class 1	—	—	24,844,150	572,363	617,188	66,918	354,642	25,220,885
	$—	$—	$493,981,418	$7,779,672	$16,501,729	$3,321,896	$10,456,530	$499,037,787

†	Includes reinvestment of distributions paid.
SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$59,805,052	$2,657,684	$4,139,929	$(711,330)	$(860,379)	$56,751,098
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	71,863,291	2,723,011	4,402,521	(206,045)	(843,889)	69,133,847
SA International Index Portfolio, Class 1	—	—	245,626,818	1,273,875	5,120,537	673,654	6,100,941	248,554,751
SA Large Cap Index Portfolio, Class 1	—	—	759,702,218	7,585,152	19,104,784	6,836,170	25,433,240	780,451,996
SA Mid Cap Index Portfolio, Class 1	—	—	134,754,914	1,159,802	2,652,176	494,613	6,372,218	140,129,371
SA Small Cap Index Portfolio, Class 1	—	—	67,042,434	1,633,167	1,339,217	147,560	986,884	68,470,828
	$—	$—	$1,338,794,727	$17,032,691	$36,759,164	$7,234,622	$37,189,015	$1,363,491,891
SA Large Cap Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
American International Group, Inc. - Common Stock	$ 18,903	$—	$ 3,719,271	$ 3,661	$ 160,219	$ 37,127	$ 264,166	$ 3,864,006
SA Large Cap Value Index Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
American International Group, Inc.— Common Stock	$6,209	$—	$1,155,812	$49,421	$—	$—	$98,232	$1,303,465
SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$119,220,502	$8,000,000	$5,049,613	$(722,396)	$(1,697,344)	$119,751,149
SA Columbia Focused Value Portfolio, Class 1	—	—	160,264,665	—	6,925,183	517,718	8,759,460	162,616,660
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	420,716,296	—	18,755,705	(3,016,187)	(8,391,003)	390,553,401
SA Multi-Managed International Equity Portfolio, Class 1	—	—	132,194,793	—	5,338,162	631,518	3,714,643	131,202,792
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	134,928,016	—	10,193,887	(1,030,179)	5,666,469	129,370,419
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	225,010,795	—	10,733,577	(978,304)	6,583,831	219,882,745
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	59,461,555	—	2,308,395	(689,007)	3,426,021	59,890,174
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	104,070,711	—	3,751,142	318,500	5,296,097	105,934,166
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	50,627,306	—	2,019,845	(647,669)	1,619,684	49,579,476
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	152,997,174	—	16,770,986	5,308	5,922,516	142,154,012
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	294,769,593	—	27,541,972	7,932,412	1,894,599	277,054,632
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	10,394,725	—	865,648	(417,426)	627,222	9,738,873
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	52,026,599	—	2,596,943	46,796	620,286	50,096,738
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	21,595,636	—	865,648	(77,258)	1,573,061	22,225,791

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SA Federated Hermes Corporate Bond Portfolio, Class 1	$—	$—	$195,452,750	$30,000,000	$8,945,028	$(2,074,377)	$(2,572,267)	$211,861,078
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	136,720,328	—	5,482,438	968,746	2,172,933	134,379,569
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	50,254,474	—	2,308,395	424,601	(2,767,491)	45,603,189
SA Fixed Income Index Portfolio, Class 1	—	—	89,155,681	—	3,751,141	(262,199)	(2,132,195)	83,010,146
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	93,941,566	—	4,905,339	(79,766)	(1,306,015)	87,650,446
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	206,130,088	—	11,867,930	(1,150,372)	11,951,996	205,063,782
SA Franklin Small Company Value Portfolio, Class 1	—	—	68,218,666	—	2,885,493	(942,672)	2,451,621	66,842,122
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	64,146,262	—	2,466,515	522,166	2,856,480	65,058,393
SA International Index Portfolio, Class 1	—	—	71,014,369	—	2,885,493	702,031	1,270,794	70,101,701
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,793,360	—	4,039,689	(1,402,327)	5,794,641	98,145,985
SA Janus Focused Growth Portfolio, Class 1	—	—	93,926,594	—	12,462,592	2,448,252	614,481	84,526,735
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	24,319,822	—	1,442,747	284,307	1,972,711	25,134,093
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	249,457,922	—	10,387,776	(794,106)	10,637,826	248,913,866
SA JPMorgan Global Equities Portfolio, Class 1	—	—	140,000,364	—	5,193,888	482,758	8,011,265	143,300,499
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	—	30,000,000	357,903	(8,195)	(647,610)	28,986,292
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	488,448,660	62,000,000	22,074,021	(2,457,709)	(10,190,421)	515,726,509
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	87,119,100	—	3,751,141	(473,957)	3,743,903	86,637,905
SA Large Cap Growth Index Portfolio, Class 1	—	—	261,382,797	—	11,541,971	3,822,474	10,023,905	263,687,205
SA Large Cap Index Portfolio, Class 1	—	—	934,474,717	—	71,078,585	34,340,735	5,480,876	903,217,743
SA Large Cap Value Index Portfolio, Class 1	—	—	186,128,404	5,000,000	8,079,381	1,713,397	4,058,764	188,821,184
SA MFS Blue Chip Growth, Class 1	—	—	253,963,220	—	22,954,951	3,722,375	10,533,002	245,263,646
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	266,246,085	—	48,737,400	(162,756)	12,430,745	229,776,674
SA Mid Cap Index Portfolio, Class 1	—	—	53,913,245	—	2,164,119	656,608	2,100,986	54,506,720
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	118,968,756	—	4,761,063	314,976	2,705,052	117,227,721
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	21,164,972	4,000,000	1,154,197	(183,346)	(560,552)	23,266,877
SA PIMCO RAE International Value Portfolio, Class 1	—	—	44,883,814	—	1,875,570	(190,263)	1,355,280	44,173,261
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	43,535,745	—	1,587,022	(107,557)	527,942	42,369,108
SA Putnam International Growth and Income Portfolio, Class 1	—	—	64,476,821	—	2,741,218	42,776	2,807,827	64,586,206
SA Small Cap Index Portfolio, Class 1	—	—	49,060,031	—	1,875,570	(61,803)	912,531	48,035,189
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	118,916,813	—	12,328,239	(1,313,252)	10,961,000	116,236,322
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	417,670,712	—	17,745,782	(2,704,668)	(9,691,146)	387,529,116
	$—	$—	$6,929,164,504	$139,000,000	$427,549,303	$37,950,703	$121,124,406	$6,799,690,310
SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	$—	$—	$50,524,777	$3,000,000	$2,122,060	$(253,818)	$(772,403)	$50,376,496
SA Columbia Focused Value Portfolio, Class 1	—	—	99,945,825	8,000,000	4,428,646	788,176	5,304,892	109,610,247
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	147,809,286	—	6,642,968	(1,598,763)	(2,410,223)	137,157,332
SA Multi-Managed International Equity Portfolio, Class 1	—	—	76,754,125	—	5,452,429	715,446	1,868,459	73,885,601
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	124,654,658	—	11,797,699	(5,357,864)	9,855,888	117,354,983
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	197,030,129	—	18,644,326	1,127,838	3,810,743	183,324,384
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	55,215,168	—	2,306,587	(692,365)	3,234,971	55,451,187
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	44,236,520	—	1,568,479	95,095	2,289,009	45,052,145
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	74,378,909	—	2,952,430	(492,972)	1,916,556	72,850,063
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	21,029,873	5,000,000	970,372	(596,344)	1,176,322	25,639,479
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	157,487,529	2,000,000	13,413,914	3,672,563	1,677,500	151,423,678
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	86,936,622	—	5,413,747	396,777	1,362,781	83,282,433
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	23,287,042	—	1,014,898	8,783	290,704	22,571,631
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	16,496,539	—	553,580	(49,794)	1,193,452	17,086,617
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	85,919,299	8,000,000	4,244,119	(735,193)	(1,220,412)	87,719,575
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	67,039,959	15,500,000	3,348,565	590,498	157,283	79,939,175
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	33,018,098	—	1,476,214	194,758	(1,737,941)	29,998,701
SA Fixed Income Index Portfolio, Class 1	—	—	48,364,413	—	2,398,850	(168,452)	(1,126,224)	44,670,887
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	47,393,725	—	2,029,796	(115,964)	(586,655)	44,661,310
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	178,007,530	—	20,813,955	3,300,237	6,306,763	166,800,575
SA Franklin Small Company Value Portfolio, Class 1	—	—	25,763,604	—	1,107,161	(192,489)	760,981	25,224,935
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	51,855,460	—	2,029,796	417,759	2,308,171	52,551,594

NOTES TO PORTFOLIO OF INVESTMENTS — April 30, 2024 — (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	$—	$—	$111,355,818	$—	$18,138,315	$(1,026,926)	$7,429,150	$99,619,727
SA International Index Portfolio, Class 1	—	—	53,196,696	—	1,476,215	183,519	1,288,752	53,192,752
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	20,144,678	—	830,371	(597,261)	1,500,795	20,217,841
SA Janus Focused Growth Portfolio, Class 1	—	—	126,641,443	—	11,889,963	1,677,213	2,606,971	119,035,664
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,658,518	—	1,014,898	(74,714)	1,431,244	15,000,150
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	201,179,436	—	19,013,379	(948,344)	8,993,587	190,211,300
SA JPMorgan Global Equities Portfolio, Class 1	—	—	80,757,191	—	3,136,958	166,194	4,730,175	82,516,602
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	235,709,174	—	17,410,872	206,979	11,844,581	230,349,862
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	218,951,211	12,000,000	9,779,925	(1,024,846)	(4,548,348)	215,598,092
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	48,752,995	2,000,000	2,122,060	(38,580)	1,761,950	50,354,305
SA Large Cap Growth Index Portfolio, Class 1	—	—	124,425,875	15,000,000	5,699,676	1,940,688	4,150,678	139,817,565
SA Large Cap Index Portfolio, Class 1	—	—	482,843,786	—	26,637,215	12,980,941	7,732,888	476,920,400
SA Large Cap Value Index Portfolio, Class 1	—	—	162,107,603	22,000,000	7,565,602	620,872	4,349,407	181,512,280
SA MFS Blue Chip Growth, Class 1	—	—	138,904,558	6,000,000	12,699,677	2,242,426	5,453,429	139,900,736
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	240,097,557	—	9,779,925	(224,547)	10,730,462	240,823,547
SA Mid Cap Index Portfolio, Class 1	—	—	39,703,874	4,000,000	1,845,269	532,432	1,308,946	43,699,983
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	51,770,734	—	2,398,849	(272,835)	1,584,410	50,683,460
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	19,786,940	4,000,000	1,107,160	(269,337)	(425,617)	21,984,826
SA PIMCO RAE International Value Portfolio, Class 1	—	—	71,476,385	—	10,754,364	2,952,398	(1,029,549)	62,644,870
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	17,648,337	5,000,000	645,845	(72,820)	262,270	22,191,942
SA Putnam International Growth and Income Portfolio, Class 1	—	—	102,072,934	—	9,138,315	1,082,793	3,410,665	97,428,077
SA Small Cap Index Portfolio, Class 1	—	—	29,580,095	—	1,291,688	193,032	322,359	28,803,798
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	161,792,113	—	6,919,758	(1,315,526)	(3,487,525)	150,069,304
	$—	$—	$4,466,707,041	$111,500,000	$296,026,890	$19,967,663	$107,062,297	$4,409,210,111

†	Includes reinvestment of distributions paid.
SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2024	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2024
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$58,095,923	$2,076,679	$1,430,987	$(207,029)	$(1,374,235)	$57,160,351
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	62,278,111	2,109,012	1,528,103	(74,159)	(860,819)	61,924,042
SA International Index Portfolio, Class 1	—	—	47,772,772	387,988	1,165,370	229,310	1,106,158	48,330,858
SA Large Cap Index Portfolio, Class 1	—	—	197,802,332	1,448,931	7,553,607	2,851,872	5,607,167	200,156,695
SA Mid Cap Index Portfolio, Class 1	—	—	31,188,950	245,725	738,067	185,323	1,415,604	32,297,535
SA Small Cap Index Portfolio, Class 1	—	—	21,194,297	164,895	495,283	97,532	264,907	21,226,348
	$—	$—	$418,332,385	$6,433,230	$12,911,417	$3,082,849	$6,158,782	$421,095,829
ADDITIONAL INFORMATION
    Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.